SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17 (File No.333-139760)	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97 (File No. 811-07195)	☑
(Check appropriate box or boxes)
RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
RiverSource Life Insurance Company
(Name of Depositor)
829 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 671-8056
     Timothy D. Crawford, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

☑	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

May 1, 2014

RiverSource® Signature Select Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

829 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-333-3437
(Corporate Office)
RiverSource Variable Annuity Account/RiverSource MVA Account

New contracts are not currently being offered.

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The information in this prospectus applies to both contracts unless stated otherwise.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century® Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust II
Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity® Variable Insurance Products Service Class 2
Franklin® Templeton® Variable Insurance Products
  Trust (FTVIPT) – Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Partners Variable Equity Trust
MFS® Variable Insurance Trustsm – Service Class
Morgan Stanley Universal Institutional Funds (UIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Insurance Trust (VIT)
Putnam Variable Trust – Class IB Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity’s features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 1

RiverSource Life offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm’s ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional’s ability to offer you the contracts and/or optional riders described in this prospectus.

 2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan (referred to as “Retirement date” in the Original Contract). Throughout this prospectus when we use the term “Annuitization start date,” it includes the term “Retirement date.”

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner’s death (Current Contract), or owner’s or annuitant’s death (Original Contract) while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant (Current Contract): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

Owner (you, your): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 3

also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only plans under Section 401(a) of the Code

•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract (referred to as “Withdrawal value” in the Original Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as “Surrender value” in the Current Contract). It is the contract value minus any applicable charges, plus any positive or negative market value adjustment. Throughout this prospectus when we use the term “Surrender” it includes the term “Withdrawal”.

 4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

The Contracts in Brief

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after Nov. 30, 2009, subject to state availability) and the Original Contract (applications signed prior to Nov. 30, 2009, or in states where the Current Contract was unavailable). The primary differences are disclosed in the following sections: “Key Terms”, “Expense Summary,” “Buying Your Contract”, “Benefits in Case of Death”, and “Optional Benefits.”

Purpose: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account, GPAs and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract), the GPAs and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).

Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).
It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Generally, you may allocate purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).

•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 5

•	for the Current Contract:

–	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Buying Your Contract”, “Transfer policies” and “The Regular Fixed Account”).

–	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See “Special DCA Fixed Account”).

•	for the Original Contract:

–	one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “Buying Your Contract”, “Transfer policies” and “The One-Year Fixed Account”).

–	DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See “DCA Fixed Account”).

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. GPAs, the regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See “Making the Most of Your Contract — Transferring Among Accounts”).

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty that may apply if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Stages rider or the SecureSource 20 rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reset based on your contract value at that time and you will no longer be eligible to receive the 20% credit available under the SecureSource 20 rider or any future rider credits under the SecureSource Stages. Certain other restrictions may apply. (See “Surrenders”).

Optional benefits: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We have offered optional death benefits and optional living benefits. Optional living benefits include: different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term “SecureSource series” includes: the SecureSource Stages 2 riders, the SecureSource Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.

If you selected an optional living benefit, we restrict investment options available to you which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see “Optional Benefits — Optional Living Benefits”. Optional benefits vary by state and may have eligibility requirements.

We offered the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

Benefits in case of death: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See “Benefits in Case of Death”).

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account (Current

 6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Contract) and the DCA fixed accounts (Original Contract) are not available after the annuitization start date. (See “The Annuity Payout Period”).

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 7

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a surrender from these contracts. The first table describes the fees and expenses that you will pay at the time that you buy the contract or may pay when you make a surrender from one of these contracts. State premium taxes also may be deducted.

Current contract:

(applications signed on or after Nov. 30, 2009, subject to state availability)

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

Number of completed years	Surrender charge percentage
from date of each purchase payment*	applied to each purchase payment

0	7%

1	7

2	6

3	6

4	5

5	4

6	2

Thereafter	0

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge	Maximum: $50	Current: $40

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $40

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.

	Mortality and	Variable account	Total variable
	expense risk fee	administrative charge	account expense

CV Death Benefit*	1.30%	0.15%	1.45%

ROPP Death Benefit	1.30	0.15	1.45

MAV Death Benefit	1.55	0.15	1.70

5% Accumulation Death Benefit	1.70	0.15	1.85

Enhanced Death Benefit	1.75	0.15	1.90

*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

 8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

OTHER ANNUAL EXPENSES

Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROPP and MAV Death Benefits. The fees apply only if you have selected one of these benefits.

Benefit Protector® Death Benefit rider fee	0.25%

Benefit Protector® Plus Death Benefit rider fee	0.40%

(As a percentage of the contract value charged annually on the contract anniversary.)

Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits if available in your state. Investment allocation restrictions apply. The fees apply only if you have selected one of these benefits.

SecureSource Stages 2sm – Single life rider fee	Maximum: 1.75%	Current: 0.95%

SecureSource Stages 2sm – Joint life rider fee	Maximum: 2.25%	Current: 1.15%

(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)

Accumulation Protector Benefit® rider fee

For applications signed:	Initial annual rider fee	Maximum annual rider fee

May 3, 2010 – July 18, 2010	0.95%	1.75%

July 19, 2010 – Oct. 3, 2010	1.10%	1.75%

Oct. 4, 2010 through Dec. 31, 2010	1.50%	1.75%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.

		Current annual rider fee for	Current annual rider fee for
		elective step ups	elective step ups
		on or after 10/20/12	on or after 11/18/13
	Current annual rider fee for	if invested in a	if invested in a
	elective step ups	Portfolio Navigator fund	Portfolio Stabilizer fund
For applications signed:	before 10/20/12	at the time of step up	at the time of step up

May 3, 2010 – July 18, 2010	0.95%	1.75%	1.30%

July 19, 2010 – Oct. 3, 2010	1.10%	1.75%	1.30%

Oct. 4, 2010 through Dec. 31, 2010	1.50%	1.75%	1.30%

SecureSource® Stages – Single life rider fee	Maximum: 2.00%	Current: 1.10%

SecureSource® Stages – Joint life rider fee	Maximum: 2.50%	Current: 1.35%

(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)

Original contract:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

Number of completed years	Surrender charge percentage
from date of each purchase payment*	applied to each purchase payment

0	7%

1	7

2	6

3	6

4	5

5	4

6	2

Thereafter	0

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 9

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See Charges — Surrender Charge and The Annuity Payout Period — Annuity Payout Plans.)

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual contract administrative charge and at full surrender	$40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

You must choose one of the death benefit guarantees. The death benefit you choose determines the mortality and expense risk fee you pay. The table below shows the death benefit guarantees available to you and their cost. The variable account administrative charge is in addition to the mortality and expense risk fee.

	Mortality and	Variable account	Total variable
	expense risk fee	administrative charge	account expense

ROP Death Benefit	1.30%	0.15%	1.45%

MAV Death Benefit	1.50	0.15	1.65

5% Accumulation Death Benefit	1.65	0.15	1.80

Enhanced Death Benefit	1.70	0.15	1.85

OTHER ANNUAL EXPENSES

Optional Death Benefits
If eligible, you may have selected an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.

Benefit Protector® Death Benefit rider fee	0.25%

Benefit Protector® Plus Death Benefit rider fee	0.40%

(As a percentage of the contract value charged annually on the contract anniversary.)

Optional Living Benefits
If eligible, you may have selected one of the following optional living benefits, if available in your state. The fees apply only if you elected one of these benefits when you purchased your contract. Investment allocation restrictions apply.

Accumulation Protector Benefit® rider fee

For applications signed:	Initial annual rider fee	Maximum annual rider fee

prior to Jan. 26, 2009	0.55%	1.75%

Jan. 26, 2009 – May 31, 2009	0.80%	1.75%

(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

Current rider fees for elective step up or elective spousal continuation step up are shown in the table below.

		Current annual rider fee	Current annual rider fee
		for elective step ups	for elective step ups
		on or after 4/29/13	on or after 11/18/13
	Current annual rider fee	if invested in a	if invested in a
	for elective step ups	Portfolio Navigator fund	Portfolio Stabilizer fund
For applications signed:	before 4/29/13	at the time of step up	at the time of step up

prior to Jan. 26, 2009	0.55%	1.75%	1.30%

Jan. 26, 2009 – May 31, 2009	0.80%	1.75%	1.30%

 10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

For applications signed on or after Aug. 10, 2009 but prior to Nov. 30, 2009, subject to state availability, or in states where the Current Contract was not available:

SecureSource® 20 – Single life rider fee	Maximum: 2.00%	Current: 1.25%

SecureSource® 20 – Joint life rider fee	Maximum: 2.50%	Current: 1.55%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

SecureSource® rider fee

Application signed date	Initial annual rider fee(1)	Maximum annual rider fee

5/1/2007 – 5/31/2008, Single Life	0.65%	1.50%

5/1/2007 – 5/31/2008, Joint Life	0.85%	1.75%

6/1/2008 – 1/25/2009, Single Life	0.75%	1.50%

6/1/2008 – 1/25/2009, Joint Life	0.95%	1.75%

1/26/2009 and later, Single Life	1.10%	2.00%

1/26/2009 and later, Joint Life	1.40%	2.50%

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

(1)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up, or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

		Portfolio Navigator funds
			Variable		Variable
		Variable	Portfolio –	Variable	Portfolio –	Variable
		Portfolio –	Moderately	Portfolio –	Moderately	Portfolio –
		Conservative	Conservative	Moderate	Aggressive	Aggressive
	All Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Stabilizer	(Class 2),	(Class 2),	(Class 2),	(Class 2),	(Class 2),
Application signed date	funds	(Class 4)	(Class 4)	(Class 4)	(Class 4)	(Class 4)

5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%

5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%

6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%

6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%

1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%

1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%

Guarantor Withdrawal Benefit for Life® rider fee	Maximum: 1.50%	Initial: 0.65%(2)

(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

(2)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

Fund name	Current fee as of 12/18/13

Portfolio Stabilizer funds	0.65%

Portfolio Navigator funds:

Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.95%

Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.10%

Guarantor Withdrawal Benefit rider fee	Maximum: 1.50%	Initial: 0.55%(3)

(As a percentage of contract value charged annually on the contract anniversary.)

(3)	Effective Dec. 18, 2013 if you request an elective step up or the elective spousal continuation step up or move to a Portfolio Navigator fund that is more aggressive than your current Portfolio Navigator fund allocation, the fee that will apply to your rider will correspond to the fund in which you are invested following the change as shown in the table below.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 11

Fund name	Current fee as of 12/18/13

Portfolio Stabilizer funds	0.55%

Portfolio Navigator funds:

Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.85%

Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.00%

Income Assurer Benefit® – MAV rider fee	Maximum: 1.50%	Current: 0.30%(4)

Income Assurer Benefit® – 5% Accumulation Benefit Base rider fee	Maximum: 1.75%	Current: 0.60%(4)

Income Assurer Benefit® – Greater of MAV or 5% Accumulation Benefit Base rider fee	Maximum: 2.00%	Current: 0.65%(4)

(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

(4)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit – 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.

 12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Minimum and maximum annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.44%	1.69%

(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	0.55%	0.25%	0.10%	—%	0.90%

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75	0.25	0.23	—	1.23

AllianceBernstein VPS Growth and Income Portfolio (Class B)	0.55	0.25	0.05	—	0.85

AllianceBernstein VPS International Value Portfolio (Class B)	0.75	0.25	0.07	—	1.07

American Century VP Inflation Protection, Class II	0.46	0.25	0.01	—	0.72

American Century VP International, Class II	1.26	0.25	0.01	—	1.52

American Century VP Mid Cap Value, Class II	0.90	0.25	0.01	—	1.16

American Century VP Ultra®, Class II	0.90	0.25	0.01	—	1.16

American Century VP Value, Class II	0.87	0.25	—	—	1.12

ClearBridge Variable Small Cap Growth Portfolio – Class I	0.75	—	0.08	—	0.83

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.14	—	0.68

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.14	—	0.83

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	1.07	0.13	0.23	—	1.43

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.18	—	0.89

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.15	—	0.97

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	0.57	0.13	0.15	—	0.85

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	0.79	0.13	0.21	—	1.13

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.68	0.13	0.13	—	0.94

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.46	0.47	1.38	(1)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.20	0.52	1.17	(1)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.08	0.60	1.13	(1)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)	0.19	0.25	0.06	0.54	1.04

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	0.71	—	0.17	—	0.88	(2),(3)

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.79	0.25	0.25	—	1.29	(2),(3)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	0.76	0.13	0.14	—	1.03

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 13

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	0.74%	0.13%	0.14%	—%	1.01%

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.21	—	0.44

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	0.70	0.13	0.13	—	0.96

Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	0.79	0.25	0.19	—	1.23

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62

Credit Suisse Trust – Commodity Return Strategy Portfolio	0.50	0.25	0.58	—	1.33	(4)

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares	0.75	0.25	0.11	—	1.11

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares	0.75	0.25	0.10	—	1.10

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares	0.75	0.25	0.06	—	1.06

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	0.75	0.25	0.36	—	1.36

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares	1.00	0.25	0.25	—	1.50

Eaton Vance VT Floating-Rate Income Fund	0.58	0.50	0.08	—	1.16

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Growth Portfolio Service Class 2	0.55	0.25	0.11	—	0.91

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2	0.31	0.25	0.11	—	0.67

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.55	0.25	0.09	—	0.89

Fidelity® VIP Overseas Portfolio Service Class 2	0.70	0.25	0.14	—	1.09

FTVIPT Franklin Income VIP Fund – Class 2**	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Franklin Rising Dividends VIP Fund – Class 2**	0.60	0.25	0.01	—	0.86

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2**	0.77	0.25	0.03	—	1.05	(5)

FTVIPT Templeton Global Bond VIP Fund – Class 2**	0.46	0.25	0.05	—	0.76

FTVIPT Templeton Growth VIP Fund – Class 2**	0.75	0.25	0.03	—	1.03

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	0.80	—	0.06	—	0.86	(6)

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares**	0.62	—	0.09	—	0.71	(7)

Invesco V.I. American Franchise Fund, Series II Shares	0.67	0.25	0.29	—	1.21

Invesco V.I. Comstock Fund, Series II Shares	0.56	0.25	0.28	—	1.09	(8)

Invesco V.I. Global Health Care Fund, Series II Shares	0.75	0.25	0.35	0.01	1.36	(9)

Invesco V.I. International Growth Fund, Series II Shares	0.71	0.25	0.31	0.01	1.28	(9)

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	0.73	0.25	0.31	0.03	1.32	(9)

Invesco V.I. Mid Cap Growth Fund, Series II Shares	0.75	0.25	0.33	—	1.33

Invesco V.I. Value Opportunities Fund, Series II Shares	0.70	0.25	0.32	0.01	1.28	(9)

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

MFS® Investors Growth Stock Series – Service Class	0.75	0.25	0.07	—	1.07

MFS® New Discovery Series – Service Class	0.90	0.25	0.06	—	1.21

MFS® Total Return Series – Service Class	0.75	0.25	0.04	—	1.04	(10)

MFS® Utilities Series – Service Class	0.73	0.25	0.07	—	1.05

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	0.85	0.35	0.49	—	1.69	(11)

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.34	—	1.44	(11)

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares	0.80	0.35	0.30	—	1.45	(12)

Oppenheimer Capital Appreciation Fund/VA, Service Shares	0.69	0.25	0.12	—	1.06	(13)

Oppenheimer Global Fund/VA, Service Shares	0.63	0.25	0.14	—	1.02

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.57	0.25	0.17	—	0.99	(14)

 14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	0.68%	0.25%	0.13%	—%	1.06	%(15)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.76	1.44	(16)

Putnam VT Global Health Care Fund – Class IB Shares	0.63	0.25	0.19	—	1.07

Putnam VT International Equity Fund – Class IB Shares	0.70	0.25	0.19	—	1.14

Putnam VT Multi-Cap Growth Fund – Class IB Shares	0.56	0.25	0.16	—	0.97

Putnam VT Small Cap Value Fund – Class IB Shares	0.63	0.25	0.18	0.22	1.28

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.03	0.80	1.08

Variable Portfolio – Aggressive Portfolio (Class 4)	—	0.25	0.03	0.80	1.08

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	0.42	0.13	0.14	—	0.69

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Conservative Portfolio (Class 4)	—	0.25	0.03	0.60	0.88

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderate Portfolio (Class 4)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Moderately Conservative Portfolio (Class 4)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	0.91	0.13	0.14	0.01	1.19

Variable Portfolio – Sit Dividend Growth Fund (Class 3)	0.71	0.13	0.13	0.05	1.02

Variable Portfolio – Victory Established Value Fund (Class 3)	0.77	0.13	0.12	—	1.02

Wanger International	0.90	—	0.17	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2).

(2)	Management fees have been restated to reflect contractual changes to the investment management fee rates.

(3)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

(4)	Credit Suisse Trust (the Trust) and Credit Suisse Asset Management, LLC (Credit Suisse) have entered into a written contract limiting operating expenses (excluding certain expenses as described below) to 1.05% of the portfolio’s average daily net assets at least through November 15, 2015. The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before November 15, 2015.

(5)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

(6)	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.77% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.83%.

(7)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2015, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.65%.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 15

(8)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.

(9)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 1.35% for Invesco V.I. Global Health Care Fund, Series II Shares, 1.27% for Invesco V.I. International Growth Fund, Series II Shares, 1.29% for Invesco V.I. Mid Cap Core Equity Fund, Series II Shares and 1.27% for Invesco V.I. Value Opportunities Fund, Series II Shares.

(10)	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.70% of the fund’s average daily net assets annually of the first $1 billion, 0.65% of the fund’s average daily net assets annually in excess of $1 billion to $2.5 billion, and 0.60% of the fund’s average daily net assets annually in excess of $2.5 billion to $5 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2016. After fee waivers, net expenses would be 0.96%.

(11)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. In addition, the Portfolio’s Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 0.25% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(12)	The Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Board of Directors of The Universal Institutional Funds, Inc. acts to discontinue all or a portion of such waiver when it deems that such action is appropriate. After fee waivers, net expenses would be 1.35%

(13)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate of 1.05% as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(14)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until one year from the date of the Fund’s prospectus, unless approved by the Board. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(15)	The Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to an annual rate 1.05% as calculated on the daily net assets of the Fund. The Manager has also contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

(16)	PIMCO has contractually agreed, through May 1, 2015, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.32%.

 16  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Current Contract:

(applications signed on or after Nov. 30, 2009, subject to state availability)

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource Stages 2 – Joint Life rider and the Benefit Protector Plus Death Benefit(1),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:

* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

If you do not surrender your contract
If you surrender your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$1,266	$2,427	$3,570	$6,116	$636	$1,885	$3,117	$6,116

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

If you do not surrender your contract
If you surrender your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$882	$1,303	$1,722	$2,589	$234	$717	$1,222	$2,589

Original Contract:

(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders* and before fee waivers and/or expense reimbursements. They assume that you select the MAV Death Benefit, the SecureSource – Joint Life rider or SecureSource 20 – Joint Life rider and the Benefit Protector Plus Death Benefit.(2),(3) Although your actual costs may be higher or lower, based on the assumptions your costs would be:

* Note: Certain funds are not available for contracts with living benefit riders and may have higher fund expenses than the rider fee and associated fund expenses shown here.

If you do not surrender your contract
If you surrender your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$1,276	$2,457	$3,617	$6,204	$646	$1,915	$3,164	$6,204

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

If you do not surrender your contract
If you surrender your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$882	$1,303	$1,722	$2,589	$234	$717	$1,222	$2,589

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $40.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 17

(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

 18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix Q.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.

The Variable Account and the Funds

Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.

We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.

The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 19

expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”) or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please

 20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating investment professionals who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 21

Unless the PN program is in effect or you have selected one of the optional living benefit riders, you may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	N	Y	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Growth and Income Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS International Value Portfolio (Class B)	Y	Y	Seeks long-term growth of capital.	AllianceBernstein L.P.

American Century VP Inflation Protection, Class II	N	Y	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.

American Century VP International, Class II	N	Y	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Mid Cap Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

American Century VP Ultra®, Class II	Y	Y	Seeks capital growth.	American Century Investment Management, Inc.

American Century VP Value, Class II	Y	Y	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

ClearBridge Variable Small Cap Growth Portfolio – Class I	Y	Y	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, adviser; ClearBridge Investments, LLC, sub-adviser. (Western Asset Management Company manages the Fund’s cash and short term investments.)

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Y	Y	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

 22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Y	Y	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	Y	Y	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 3)	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Y	Y	Seeks high current income, as its primary objective and, its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Y	Y	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 3)	Y	Y	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 3)	Y	Y	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, subadviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	Y	Y	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 23

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (Available only for contracts with living benefit riders)	Y	Y	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico Growth Fund (Class 1)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)	N	Y	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)	N	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

 24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	Y	Y	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

Credit Suisse Trust – Commodity Return Strategy Portfolio	Y	Y	The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return (“DJ-UBS”).	Credit Suisse Asset Management, LLC

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares	N	Y	Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400 Index.	The Dreyfus Corporation

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares	N	Y	Seeks capital appreciation.	The Dreyfus Corporation

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares	N	Y	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation, adviser; Fayez Sarofim & Co., sub-adviser.

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares	Y	Y	Seeks capital growth.	The Dreyfus Corporation, adviser; Newton Capital Management Limited, sub-adviser

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares	Y	Y	Seeks long-term capital growth.	The Dreyfus Corporation

Eaton Vance VT Floating-Rate Income Fund	Y	Y	Seeks high level of current income.	Eaton Vance Management

Fidelity® VIP Contrafund® Portfolio Service Class 2	Y	Y	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 25

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Fidelity® VIP Growth Portfolio Service Class 2	N	Y	Seeks to achieve capital appreciation. Normally invests primarily in common stocks. Invests in companies that FMR believes have above-average growth potential (stocks of these companies are often called “growth” stocks). The Fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2	Y	Y	Seeks as high level of current income as is consistent with the preservation of capital. Normally invests at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.	Fidelity Management & Research Company (FMR) is the fund’s manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class 2	Y	Y	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin – Income Securities Fund – Class 2)	Y	Y	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

 26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	N	Y	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (previously FTVIPT Franklin – Rising Dividends Securities Fund – Class 2)	N	Y	Seeks long-term capital appreciation, with preservation of capital as an important consideration. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of companies that have paid rising dividends.	Franklin Advisory Services, LLC

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (previously FTVIPT Franklin – Small-Mid Cap Growth Securities Fund – Class 2)	N	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.

FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)	Y	Y	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

FTVIPT Templeton Growth VIP Fund – Class 2 (previously FTVIPT Templeton Growth Securities Fund – Class 2)	Y	Y	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares	Y	Y	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 27

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)	Y	Y	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Invesco V.I. American Franchise Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Comstock Fund, Series II Shares	Y	Y	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.

Invesco V.I. Global Health Care Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. International Growth Fund, Series II Shares	Y	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series II Shares	Y	Y	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Value Opportunities Fund, Series II Shares	N	Y	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Janus Aspen Series Janus Portfolio: Service Shares	Y	Y	Seeks long-term growth of capital.	Janus Capital Management LLC

MFS® Investors Growth Stock Series – Service Class	N	Y	Seeks capital appreciation.	MFS® Investment Management

MFS® New Discovery Series – Service Class	N	Y	Seeks capital appreciation.	MFS® Investment Management

MFS® Total Return Series – Service Class	Y	Y	Seeks total return.	MFS® Investment Management

MFS® Utilities Series – Service Class	Y	Y	Seeks total return.	MFS® Investment Management

 28  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares	Y	Y	Seeks to provide current income and capital appreciation.	Morgan Stanley Investment Management Inc., adviser; Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, subadvisers.

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Y	Y	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares	N	Y	Seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley Investment Management Inc.

Oppenheimer Capital Appreciation Fund/VA, Service Shares	Y	Y	Seeks capital appreciation by investing in securities of well-known, established companies.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Fund/VA, Service Shares	Y	Y	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Y	Y	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Y	Y	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Y	Y	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 29

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Putnam VT Global Health Care Fund – Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT International Equity Fund – Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Putnam VT Multi-Cap Growth Fund – Class IB Shares	N	Y	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Putnam VT Small Cap Value Fund – Class IB Shares	N	Y	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Variable Portfolio – Aggressive Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Aggressive Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with an aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)	Y	Y	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 31

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Conservative Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 32  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Conservative Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 33

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 34  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderate level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 35

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Aggressive Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 37

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

 38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderately Conservative Portfolio (Class 4)	Y	N	Seeks to provide a high level of total return that is consistent with a moderately conservative level of risk. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing three primary asset classes: equity, fixed income and cash/cash equivalents, as well as underlying funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies. The Fund may also invest in derivatives such as index futures, Treasury futures, currency forwards, index-based total return swaps and indexed-based credit default swaps.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Partners Small Cap Value Fund (Class 3)	Y	Y	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, LLC, Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investments, L.P. subadvisers.

Variable Portfolio – Sit Dividend Growth Fund (Class 3)	Y	Y	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 3)	Y	Y	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Wanger International	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 39

	Available under	Available under
	contracts with	contracts with
	applications	applications
	signed on or after	signed prior to
Investing In	May 1, 2007	May 1, 2007	Investment Objective and Policies	Investment Adviser
Wanger USA	Y	Y	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

 40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

The Guarantee Period Accounts (GPAs)

The GPAs may not be available for contracts in some states.

Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. (Exception: if a PN program model portfolio includes one or more GPAs, the required minimum investment does not apply.) These accounts are not offered after the annuitization start date.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. We cannot predict nor can we guarantee what future rates will be.

We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;

•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window, you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts, the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 41

instructions by the end of your guarantee period, our current practice is to automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account (Current Contract) or the one-year fixed account (Original Contract), if available. If the regular fixed account (Current Contract) or the one-year fixed account (Original Contract) is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including the interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA including surrenders under the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.

For the Current Contract, the 30-day rule does not apply and no MVA will apply to:

•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis;

•	amounts transferred automatically under the PN program; and

•	amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

For the Original Contract, the 30-day rule does not apply and no MVA will apply to:

•	transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;

•	automatic rebalancing under any PN program model portfolio we offer which contains one or more GPAs. However, an MVA may apply if you transfer to a new PN program investment option;

•	amounts applied to an annuity payout plan while a PN program model portfolio containing one or more GPAs is in effect;

•	amounts deducted for fees and charges; or

•	amounts we pay as death claims.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the early surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

If your GPA rate is:	The MVA is:

Less than the new GPA rate + 0.10%	Negative

Equal to the new GPA rate + 0.10%	Zero

Greater than the new GPA rate + 0.10%	Positive

For examples, see Appendix A.

The Fixed Account (Applies to contract applications signed on or after May 1, 2006 and if available in your state)

Amounts allocated to the fixed account are part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s profits, revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You

 42  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)

THE REGULAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see “Making the Most of Your Contract — Transfer policies”).

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts or investment option you select under your living benefit rider monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the PN program investment option you selected, if applicable, includes the regular fixed account or any GPA, amounts will be transferred from the Special DCA fixed account to the regular fixed account or GPA according to the allocation percentage established for the PN program investment option you have selected.)

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer or Portfolio Navigator fund if you have one of the optional living benefit riders;

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 43

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular account and the GPAs.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in a PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the Portfolio Stabilizer or Portfolio Navigator fund in which you are invested if a living benefit rider is selected, or if no living benefit rider is selected, in accordance with your investment instructions to us to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account if part of your contract. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see “Making the Most of Your Contract — Transfer policies”).

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed

 44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

•	for the DCA fixed account and the one-year fixed account;

•	for the DCA fixed accounts with terms of differing length;

•	for amounts in the DCA fixed account that are transferred to the one-year fixed account;

•	for amounts in the DCA fixed account that are transferred to the GPAs;

•	for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the DCA fixed account for a six month term;

•	the DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;

•	unless you have elected one of the optional living benefit riders, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

•	to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

•	to the Portfolio Stabilizer or Portfolio Navigator fund, if you have one of the optional living benefit riders;

•	unless you have elected one of the optional living benefit riders, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts are not currently being offered. We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 45

you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you could have selected:

Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)

•	GPAs, the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	the optional PN program(1); and

•	one of the following optional death benefits:

–	MAV Death Benefit;

–	5% Accumulation Death Benefit; or

–	Enhanced Death Benefit.

•	one of the following additional optional death benefits:

–	Benefit Protector Death Benefit rider(2); or

–	Benefit Protector Plus Death Benefit rider(2).

In addition you could have also selected one of the following optional living benefits:

•	SecureSource Stages 2 riders;

•	SecureSource Stages riders;

•	Accumulation Protector Benefit rider

The Current Contract provides for allocation of purchase payments to the GPAs, the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

•	GPAs, the one-year fixed account, if part of your contract, the DCA fixed account if part of your contract and/or subaccounts in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	the optional PN program(1); and

•	one of the following optional death benefits:

–	MAV Death Benefit;

–	5% Accumulation Death Benefit; or

–	Enhanced Death Benefit.

•	one of the following additional optional death benefits:

–	Benefit Protector Death Benefit rider(2); or

–	Benefit Protector Plus Death Benefit rider(2).

In addition, if available in your state, could have also selected one of the following optional living benefits:

•	SecureSource 20 riders;

•	SecureSource riders;

•	Accumulation Protector Benefit rider;

•	Guarantor Withdrawal Benefit for Life rider;

•	Guarantor Withdrawal Benefit rider;

•	Income Assurer Benefit – MAV rider;

•	Income Assurer Benefit – 5% Accumulation Benefit Base rider; or

 46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base rider.

(1)	There is no additional charge for this feature.
(2)	Not available with 5% Accumulation or Enhanced Death Benefit.

The Original Contract provides for allocation of purchase payments to the GPAs, the one-year fixed account (if part of your contract), the DCA fixed account (if part of your contract) and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

For both the Current Contract and the Original Contract:
We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.

THE ANNUITIZATION START DATE
Current Contract:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than the 30th day after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable state law and tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B – Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see “SecureSource Stages 2 — Other Provisions” section regarding options under this rider at the annuitization start date.

Original Contract:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 47

made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	the annuitant’s 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),

•	or such other date as agreed upon by us.

Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.

For qualified annuities except Roth IRAs, to comply with IRS regulations, the annuitization start date generally must be:

•	for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

•	for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select an annuitization start date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial surrenders from this contract, annuity payouts can start:

•	As late as the annuitant’s 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

•	Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, will delay the annuitization start date for these contracts.

(1)	Applies to contracts with applications signed on or after May 1, 2006, in most states. For all other contracts, the annuitization start date must be no later than the annuitant’s 85th birthday or the tenth contract anniversary, if purchased after age 75.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select one of the SecureSource series – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

Minimum initial purchase payment
  $10,000

Minimum additional purchase payments
  $50 for SIPs

  $100 for all other payment types

Maximum total purchase payments (without corporate office approval)

•	Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)

  Maximum total purchase payments* based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
age 86 or older	$0

For each subsequent year:
through age 85	$100,000
age 86 or older	$0

 48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

  • Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

  Maximum total purchase payments*
     $1,000,000

Additional purchase payment restrictions for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders.

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments allowed for contracts with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.

For contracts issued in all states except those listed below, the only additional purchase payments that will be allowed on/after Jan. 26, 2009 are the maximum annual contribution permitted by the Code for qualified annuities.

For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract with the Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders will be limited to $100,000 for the life of your contract. The limit does not apply to initial purchase payments.

Additional purchase payment restrictions for the SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders

Effective Feb. 27, 2012, no additional purchase payments are allowed for contracts with SecureSource Stages 2 riders, SecureSource Stages riders and SecureSource 20 riders subject to certain exceptions listed below.

Certain exceptions apply and the following additional purchase payments will be allowed on or after Feb. 27, 2012:

a.	Current tax year contributions for TSAs and Custodial and investment only plans under Section 401(a) of the Code, up to the annual limit set by the IRS.

b.	Prior and current tax year contributions up to the annual limit set up by the IRS for any Qualified Accounts except TSAs and 401(a)s. This annual limit applies to IRAs, Roth IRAs and SEP plans.

We reserve the right to change these current rules any time, subject to state restrictions.

The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using percentage B, as described under “Optional Living Benefits — SecureSource Stages 2 Riders, SecureSource Stages Riders and SecureSource 20 Riders.”)

Additional purchase payment restrictions for the Accumulation Protector Benefit rider

Additional purchase payments are prohibited during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.

For the Current Contract, additional purchase payments are also allowed within 180 days from the last contract anniversary if you exercise the elective step up option.

Subject to state restrictions, we reserve the right to change the above purchase payment limitations, including making further restrictions, upon written notice.

*	These limits apply in total to all RiverSource Life annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 49

 2 By SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

Charges

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge that applies to the fixed account. For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit for the Current Contract).

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee in effect:

Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)

Mortality and
expense risk fee

CV Death Benefit*	1.30%

ROPP Death Benefit	1.30

MAV Death Benefit	1.55

5% Accumulation Death Benefit	1.70

Enhanced Death Benefit	1.75

*	CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract was not available)

 50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Mortality and
expense risk fee

ROP Death Benefit	1.30%

MAV Death Benefit	1.50

5% Accumulation Death Benefit	1.65

Enhanced Death Benefit	1.70

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. The surrender charge lasts for 7 years from the date of each purchase payment (see “Expense Summary”).

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:

Current Contract without SecureSource Stages rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Original Contract without SecureSource 20 rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider or Guarantor Withdrawal Benefit rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

•	current contract earnings.

Current Contract with SecureSource Stages rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment (this amount will be zero during the waiting period).

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 51

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Original Contract with SecureSource 20 rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment (for the SecureSource 20 rider, Remaining Benefit Payment and the Remaining Annual Lifetime Payment are zero during the waiting period).

Original Contract with Guarantor Withdrawal Benefit rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Benefit Payment.

(1)	We consider your initial purchase payment to be the prior contract anniversary’s contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

Example: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (The surrender charge percentages for the 7-Year surrender charge schedule are shown in a table in the “Expense Summary”.) For example, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 7%. The surrender charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix B.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. (Please note that, if you are buying a new contract with inherited IRA money, we will not waive

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surrender charges for a five-year distribution and, therefore, if that option is selected, you should choose a surrender charge period that is no longer than the time remaining in the five-year period.);

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a surrender charge.)

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Current Contract:

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

Original Contract:

Contingent events

•	Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

•	Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Both Contracts:
Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax on the annuitization start date, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 53

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES 2 RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual charges are:

•	SecureSource Stages 2 — Single Life rider, 0.95%

•	SecureSource Stages 2 — Joint Life rider, 1.15%

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2 — Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2 — Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,

(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

(v)	the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER FEE
We deduct an annual charge from your contract value based on the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. See tables below for the applicable percentage. For contract applications signed on or after May 3, 2010, we prorate this charge among all accounts and the subaccounts in the same proportion as your interest in each bears to your total contract value. For contract applications

 54  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

signed prior to June 1, 2009, the charge will be prorated among the GPAs, the one-year fixed account and the subaccounts. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.

We may change the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

We exercised our right to increase the rider fee upon elective step up or elective spousal continuation step up and vary the fee depending on whether your contract value is invested in one of the Portfolio Navigator or Portfolio Stabilizer funds at the time of the elective step up or spousal continuation step up. You will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. Currently, we waive our right to increase the fee for investment option changes. There is no assurance that we will not exercise our right in the future.

If you request an elective step up or the elective spousal continuation step up on or after Nov. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time, as shown in the table below.

Current Contract:

		Current annual rider fee for	Current annual rider fee for
		elective step ups	elective step ups
		on or after 10/20/12	on or after 11/18/13
	Initial annual rider fee and	if invested in a	if invested in a
	Current annual rider fee for elective	Portfolio Navigator fund	Portfolio Stabilizer fund
For applications signed:	step ups before 10/20/12	at the time of step up	at the time of step up

May 3, 2010 – July 18, 2010	0.95%	1.75%	1.30%

July 19, 2010 – Oct. 3, 2010	1.10%	1.75%	1.30%

Oct. 4, 2010 through Dec. 31, 2010	1.50%	1.75%	1.30%

Original Contract:

		Current annual rider fee for	Current annual rider fee for
		elective step ups	elective step ups
		on or after 4/29/13	on or after 11/18/13
	Initial annual rider fee and	if invested in a	if invested in a
	Current annual rider fee for elective	Portfolio Navigator fund	Portfolio Stabilizer fund
For applications signed:	step ups before 4/29/13	at the time of step up	at the time of step up

prior to Jan. 26, 2009	0.55%	1.75%	1.30%

Jan. 26, 2009 – May 31, 2009	0.80%	1.75%	1.30%

If your annual rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

Subject to the terms of your contract, we reserve the right to further increase the rider fees to the maximum limit provided by your rider and to vary the rider fees based on the fund you select.

The automatic step up option available under your rider will not impact your rider fee.

Please see the “Optional Living Benefits — Accumulation Protector Benefit Rider” section for a full description and rules applicable to elective and automatic step up options under your rider.

The charge does not apply after the annuitization start date.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 55

SECURESOURCE RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

Application signed date	Initial annual rider fee	Maximum annual rider fee

5/1/2007 – 5/31/2008, Single Life	0.65%	1.50%

5/1/2007 – 5/31/2008, Joint Life	0.85%	1.75%

6/1/2008 – 1/25/2009, Single Life	0.75%	1.50%

6/1/2008 – 1/25/2009, Joint Life	0.95%	1.75%

1/26/2009 and later, Single Life	1.10%	2.00%

1/26/2009 and later, Joint Life	1.40%	2.50%

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, the rider fee will not exceed the maximum fees as shown in the table above.

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:

•	request an elective step up or the elective spousal continuation step up, or

•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to,

the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.

If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.

		Portfolio Navigator funds
			Variable		Variable
		Variable	Portfolio –	Variable	Portfolio –	Variable
		Portfolio –	Moderately	Portfolio –	Moderately	Portfolio –
		Conservative	Conservative	Moderate	Aggressive	Aggressive
	All Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Stabilizer	(Class 2),	(Class 2),	(Class 2),	(Class 2),	(Class 2),
Application signed date	funds	(Class 4)	(Class 4)	(Class 4)	(Class 4)	(Class 4)

5/1/2007 – 5/31/2008, Single Life	0.65%	0.75%	0.75%	0.75%	0.90%	1.00%

5/1/2007 – 5/31/2008, Joint Life	0.85%	0.95%	0.95%	0.95%	1.10%	1.20%

6/1/2008 – 1/25/2009, Single Life	0.75%	0.85%	0.85%	0.85%	1.00%	1.10%

6/1/2008 – 1/25/2009, Joint Life	0.95%	1.05%	1.05%	1.05%	1.20%	1.30%

1/26/2009 and later, Single Life	1.10%	1.10%	1.10%	1.10%	1.20%	1.30%

1/26/2009 and later, Joint Life	1.40%	1.40%	1.40%	1.40%	1.50%	1.60%

On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:

1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.

 56  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.

3.	Do not elect a step up. You will not lock in contract gains, but your rider fee will stay the same.

During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:

1.	to a Portfolio Stabilizer fund;

2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or

3.	to a more aggressive Portfolio Navigator fund.

The step up and lock in of any contract gains will occur as of the date of the transfer described above.

Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.

We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election (if eligible). You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The Step up and new fee will be effective on the date we receive your request for the step up (Step up date).

For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:

1.	the duration of your window is determined on a calendar day basis;

2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and

3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.

Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.

Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.

SECURESOURCE STAGES RIDER FEE
We deduct a charge for this optional feature only if you select it as follows:

•	SecureSource Stages – Single Life rider, 1.10%

•	SecureSource Stages – Joint Life rider, 1.35%

The fee is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 57

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource Stages rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource Stages – Single Life rider fee will not exceed a maximum of 2.00%. The SecureSource Stages – Joint Life rider fee will not exceed a maximum of 2.50%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups, any ability to make additional purchase payments,

(ii)	any future rider credits, and the credit base (CB) will be permanently reset to zero,

(iii)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

(iv)	the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment option and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive model. Also, this type of fee increase does not allow you to terminate the rider.

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

SECURESOURCE 20 RIDER FEE
We deduct a charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

•	SecureSource 20 – Single Life rider, 1.25%;

•	SecureSource 20 – Joint Life rider, 1.55%.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the SecureSource 20 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in

 58  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource 20 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource 20 – Single Life rider fee will not exceed a maximum charge of 2.00%. The SecureSource 20 – Joint Life rider fee will not exceed a maximum charge of 2.50%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any pending increase to the ALP due to the 20% credit on the later of the third rider anniversary or the date the ALP is established, and

(iv)	the ability to change your PN program investment option to one that is more aggressive than your current one. Any change to a less aggressive PN program investment option will further limit the PN program investment options available to the then current and less aggressive PN program investment options.

(B)	You can terminate this rider if your annual rider fee increase after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current PN program investment options and if the new PN program investment option has a higher current annual rider fee. The annual rider fees associated with the available PN program investment options may change at our discretion, however these changes will not apply to this rider unless you change your current PN program investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your PN program investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same PN program investment option or move to a less aggressive PN program investment option. Also, this type of fee increase does not allow you to terminate the rider.

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE(1)
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The initial fee is 0.65%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 59

(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

(1)	See disclosure in Appendix I.

Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested. Beginning Dec. 18, 2013, if you:

•	request an elective step up or the elective spousal continuation step up, or

•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to,

the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.

If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.

Fund name	Current fee as of 12/18/13

Portfolio Stabilizer funds	0.65%

Portfolio Navigator funds:

Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.80%

Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.95%

Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.10%

On your next contract anniversary, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:

1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.

2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.

3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.

During the 30 days following your contract anniversary, if your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:

1.	to a Portfolio Stabilizer fund;

2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or

3.	to a more aggressive Portfolio Navigator fund.

The step up and lock in of any contract gains will occur as of the date of the transfer described above.

Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.

We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. If you are subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. The step up and new fee will be effective on the date we receive your request for the step up (Step up date).

For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:

1.	the duration of your window is determined on a calendar day basis;

2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and

 60  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.

Each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.

Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE(1)
This fee information applies to both Rider A and Rider B (see Appendix J) unless otherwise noted.

We deduct an annual charge based on contract value for this optional feature only if you select it. The initial fee is 0.55%. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

Effective Dec. 18, 2013, we exercised our right to increase the rider fee and vary the fee depending on the fund to which your contract value is invested.

Beginning Dec. 18, 2013, if you:

•	request an elective step up or the elective spousal continuation step up, or

•	move to a Portfolio Navigator fund that is more aggressive than the Portfolio Navigator fund you are currently allocated to,

the fee that will apply to your rider will correspond to the fund in which you are currently invested as shown in the table below.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 61

If you move to a Portfolio Navigator fund that is less aggressive than the Portfolio Navigator fund you are currently allocated to, your fee will not increase and may decrease according to the table below.

Fund name	Current fee as of 12/18/13

Portfolio Stabilizer funds	0.55%

Portfolio Navigator funds:

Variable Portfolio – Conservative Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderately Conservative Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderate Portfolio (Class 2), (Class 4)	0.70%

Variable Portfolio – Moderately Aggressive Portfolio (Class 2), (Class 4)	0.85%

Variable Portfolio – Aggressive Portfolio (Class 2), (Class 4)	1.00%

On your next contract anniversary after, if your contract value is allocated to a fund subject to a fee increase, you will have 30 days following the anniversary to choose from the following:

1.	Remain invested in your current Portfolio Navigator fund and elect to step up (when available) and lock in your contract gains. If you make this decision, your rider fee will increase.

2.	Move to one of the Portfolio Stabilizer funds. If you do this, your rider fee will not increase, but remember that you will lose your access to invest in the Portfolio Navigator funds.

3.	Do not elect a step up, if eligible. You will not lock in contract gains, but your rider fee will stay the same.

For the enhanced rider, if during the 30 days following your contract anniversary, your contract value is allocated to a fund subject to a fee increase, we will automatically process any available step up and lock in any contract gains, as well as reactivate automatic step ups, when contract value is transferred:

1.	to a Portfolio Stabilizer fund;

2.	to a less aggressive Portfolio Navigator fund that is not subject to a fee increase, if applicable; or

3.	to a more aggressive Portfolio Navigator fund.

For original riders, you must always elect to step up your rider values. The step up and lock in of any contract gains will occur as of the date of the transfer described above.

Rider fees may increase or decrease as you move to various funds. Your fee will increase if you transfer your contract value to a more aggressive Portfolio Navigator fund with a higher fee. If you transfer to a less aggressive Portfolio Navigator fund or transfer to a Portfolio Stabilizer fund, your fee may decrease. Certain rider fees may not change depending on the fund in which your contract value is allocated.

We will notify you in writing about your opportunity to elect to step up (if eligible) and incur the higher rider fee or maintain your guaranteed amount at its current level and keep your rider fee the same. For original riders or enhanced riders subject to a fee increase, you will receive a letter from us approximately 30 days before your next annuity contract anniversary. This letter will describe the potential opportunity to elect a step up to increase your guaranteed income and how to make the election if eligible. You will have a 30 day period beginning on your next contract anniversary to choose whether to step up and accept the fee increase. For enhanced riders and original riders with an application signed date on or after 4/29/2005, if approved in your state, the step up and new fee will be effective on the date we receive your request for the step up (Step up date). For original riders with an application signed date before 4/29/2005, the step up will be effective as of your contract anniversary and the fee for your rider will be the fee that was in effect for your current fund on the anniversary.

For purposes of determining the duration of the “30 day window” following your contract anniversary to elect to step up or to transfer funds to lock in any available contract gains, the following will apply:

1.	the duration of your window is determined on a calendar day basis;

2.	under our current administrative process we will accept your request on the 31st calendar day if we receive it prior to the close of the NYSE; and

3.	if your window ends on a day the NYSE is closed, we must receive your request no later than the close of the NYSE on the preceding Valuation Date.

Under the enhanced rider, each year, we will continue to provide you written notice of your options with respect to elective step ups and the fee increase until you are no longer subject to a fee increase. Once you have taken action that results in a higher fee, you will become eligible for automatic step ups under the rider.

 62  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

Subject to the terms of your contract, we reserve the right to further increase the rider fee up to the maximum limit provided by your rider. Currently, the rider fee does not vary among the Portfolio Stabilizer funds, but we reserve the right to vary the fees among the Portfolio Stabilizer funds in the future.

If you choose the annual or spousal continuation elective step up or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the effective date of your step up or investment option change. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

For an example of how your fee will vary upon elective step up or spousal continuation step up, please see Appendix P.

(1)	See disclosure in Appendix J.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you selected it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see “Optional Benefits — Income Assurer Benefit Riders”) and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:

	Maximum	Current

Income Assurer Benefit – MAV	1.50%	0.30	%(1)

Income Assurer Benefit – 5% Accumulation Benefit Base	1.75	0.60	(1)

Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base	2.00	0.65	(1)

(1)	For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit – MAV — 0.55%, Income Assurer Benefit — 5% Accumulation Benefit Base — 0.70%; and Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base — 0.75%.

We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or on the annuitization start date, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you choose to change your PN program investment option after we have exercised our rights to increase the rider fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix K.

OPTIONAL DEATH BENEFIT CHARGES

BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year. For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 63

We cannot increase this annual charge after the rider effective date.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE
We deduct a charge for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

For the Current Contract, on the annuitization start date and if the contract is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

For the Original Contract, on the annuitization start date and if the contract is terminated for any reason other than death, we will deduct the fee from the contract value adjusted for the number of calendar days coverage was in place since we last deducted the fee.

We cannot increase this annual charge after the rider effective date.

Valuing Your Investment

We value your accounts as follows:

GPAs
We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

•	the sum of your purchase payments and transfer amounts allocated to the GPAs;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus the prorated portion of the fee for any of the following optional benefits you have selected:

– SecureSource series of riders;

– Accumulation Protector Benefit rider;

– Guarantor Withdrawal Benefit for Life rider;

– Guarantor Withdrawal Benefit rider;

– Income Assurer Benefit rider;

– Benefit Protector rider; or

– Benefit Protector Plus rider.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

•	Original Contract: the sum of your purchase payments allocated to the one-year fixed account (if included), and the DCA fixed account (if included), and transfer amounts to the one-year fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus the prorated portion of the fee for any of the following optional benefits you have selected:

– SecureSource series of riders;

– Accumulation Protector Benefit rider;

– Guarantor Withdrawal Benefit for Life rider;

– Guarantor Withdrawal Benefit rider;

– Income Assurer Benefit rider;

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– Benefit Protector rider; or

– Benefit Protector Plus rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

•	partial surrenders;

•	surrender charges;

and the deduction of a prorated portion of:

•	the contract administrative charge; and

•	the fee for any of the following optional benefits you have selected:

– SecureSource series of riders;

– Accumulation Protector Benefit rider;

– Guarantor Withdrawal Benefit for Life rider;

– Guarantor Withdrawal Benefit rider;

– Income Assurer Benefit rider;

– Benefit Protector rider; or

– Benefit Protector Plus rider.

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk fee and the variable account administrative charge.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 65

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or one-year GPA to one or more subaccounts. Automated transfers are not available for GPA terms of two or more years. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account or one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account or one-year GPA will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up an automated transfer to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. The Current Contract does not allow an interest sweep strategy.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	è	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		Jun	100	18	5.56

		Jul	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the “Special DCA Fixed Account”, “DCA Fixed Account” and “Portfolio Navigator Program and Portfolio Stabilizer Funds” sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing

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your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see “Portfolio Navigator Program and Portfolio Stabilizer Funds” below and “Appendix H — Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006”).

As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see “Special DCA Fixed Account” and “DCA Fixed Account”) only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR PROGRAM (PN program) and PORTFOLIO STABILIZER FUNDS
Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds’ investment objective (“Portfolio Navigator funds”). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a “static” PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see “The static model portfolios” below.

You are required to participate in the PN program if your contract includes optional living benefit riders. Prior to November 18, 2013, the program contained Portfolio Navigator funds and the PN program static model portfolios. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

Beginning November 18, 2013, if you have selected one of the SecureSource series riders, Guarantor Withdrawal Benefit for Life riders, Guarantor Withdrawal Benefit rider or Accumulation Protector Benefit rider, as an alternative to the Portfolio Navigator funds in the PN program, we have made available to you four new funds, known as Portfolio Stabilizer funds as described in the “Portfolio Stabilizer funds” section below. You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation, and in consultation with your investment professional.

Please note that if you are currently invested in a Portfolio Navigator fund and choose to reallocate your contract value to a Portfolio Stabilizer fund, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any one of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.

The Portfolio Stabilizer funds. Beginning November 18, 2013, if you have selected one of the SecureSource series riders, Guarantor Withdrawal Benefit for Life riders, Guarantor Withdrawal Benefit rider or Accumulation Protector Benefit rider, the following Portfolio Stabilizer funds will be available to you:

1. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)

2. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)

3. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)

4. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)

Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. The Portfolio Stabilizer funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and fixed income/debt asset classes while targeting a particular level of effective equity exposure that varies based on volatility in the equity market. The Portfolio Stabilizer funds invest in a mix of affiliated and unaffiliated mutual funds and, in seeking to manage equity market volatility, employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 67

•	direct investments in exchange-traded funds (ETFs); and

•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures and dollar rolls).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Portfolio Stabilizer funds’ exposure to different asset classes and various segments within these asset classes. In general, when Columbia Management, the Funds’ investment manager, determines that equity market volatility is relatively low, it may increase the Fund’s effective equity market exposure and decrease the Funds’ effective fixed income/debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund’s effective equity market exposure and, correspondingly, increase the Fund’s effective fixed income/debt exposure.

Changes to underlying fund selections and allocations may be driven by various factors, including the risks and benefits of investing in a particular underlying fund as a means of achieving total return. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

Columbia Management considers the independent analysis of Morningstar Associates, LLC, (Morningstar) an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full discretion over the Portfolio Stabilizer funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.

The Portfolio Navigator funds. Each Portfolio Navigator fund is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk, which it seeks to achieve by investing in various underlying funds. Descriptions of each Portfolio Navigator fund’s risk level should be viewed in relation to the risk levels of the other Funds. The Portfolio Navigator funds have relative risk profiles ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management is the investment adviser of each of the Portfolio Navigator funds, and Columbia Management is the investment adviser of each of the underlying funds in which the Funds invest. Columbia Management will take actions it deems appropriate to position the Portfolio Navigator funds to achieve their investment objectives, including investing in any underlying fund, adding new underlying funds, and altering target allocations as necessary. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ boards of trustees.

Below are the target asset allocation ranges (between the relevant asset classes) for each of the Portfolio Navigator funds:

1.	Variable Portfolio – Aggressive Portfolio: 70-85% Equity / 10-25% Fixed Income / 0-5% Cash/Cash Equivalents / 0-10% Alternative Strategies

2.	Variable Portfolio – Moderately Aggressive Portfolio: 55-70% Equity / 25-40% Fixed Income / 0-5% Cash/Cash Equivalents / 0-10% Alternative Strategies

3.	Variable Portfolio – Moderate Portfolio: 40-55% Equity / 40-55% Fixed Income / 0-5% Cash/Cash Equivalents / 0-10% Alternative Strategies

4.	Variable Portfolio – Moderately Conservative Portfolio: 25-40% Equity / 50-65% Fixed Income / 0-10% Cash/Cash Equivalents / 0-10% Alternative Strategies

5.	Variable Portfolio – Conservative Portfolio: 10-25% Equity / 60-75% Fixed Income / 5-15% Cash/Cash Equivalents / 0-10% Alternative Strategies

In managing the Portfolio Navigator funds, Columbia Management considers the independent analysis of Morningstar, an independent investment consultant, on a broad range of aspects relating to the management of the Funds, including but not limited to the performance of the underlying funds. Columbia Management retains full discretion over the Portfolio Navigator funds’ investment activities. Neither Columbia Management nor Morningstar serves as your investment adviser as to the allocation of your contract value to a Portfolio Navigator fund.

For additional information about the Portfolio Navigator funds’ investment strategies, see the Funds’ prospectus.

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The static model portfolios. If you have chosen to remain invested in a “static” PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds and/or any GPAs (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a fund of funds);

•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See “Guarantee Period Accounts — Market Value Adjustment.”)

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors. Your investment professional can help you determine whether your continued investment in a static model portfolio is appropriate for you.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the Portfolio Navigator/Portfolio Stabilizer funds. If you are invested in Portfolio Navigator fund and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the Portfolio Navigator fund that corresponds to that model portfolio once you begin taking income.

Investing in the Portfolio Stabilizer Funds and the Portfolio Navigator Funds. You are responsible for determining which investment option is best for you. Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are four Portfolio Stabilizer funds currently available. You may not use more than one Portfolio Stabilizer or Portfolio Navigator fund at a time. If your contract does not have a living benefit rider, you may invest in more than one Portfolio Navigator fund. Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.

If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see “The Special DCA Fixed Account” and “DCA Fixed Account”), and you are invested in one of the Portfolio Stabilizer or Portfolio Navigator funds, we will make monthly transfers in accordance with your instructions from the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), into the investment option or model portfolio you have chosen.

Before you decide to transfer contract value to one of the Portfolio Stabilizer funds, you and your investment professional should carefully consider the following:

•	Whether the Portfolio Stabilizer fund meets your personal investment objectives and/or risk tolerance.

•	Whether you would like to continue to invest in a Portfolio Navigator fund. If you decide to transfer your contract value to a Portfolio Stabilizer fund, you permanently lose your ability to invest in any of the Portfolio Navigator funds. If you decide to no longer invest your contract value in the Portfolio Stabilizer funds, your only option will be to terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

•	Whether the total expenses associated with an investment in a Portfolio Stabilizer fund is appropriate for you. For total expenses associated with the rider, you should consider not only the variation of the rider fee, but also the variation in fees among the various funds. You should also consider your overall investment objective, as well as how total fees and your selected fund’s investment objective may impact the amount of any step up opportunities in the future.

You may request a change to your fund selection (or a transfer from your PN program static model portfolio to either a Portfolio Navigator fund or a Portfolio Stabilizer fund) up to two times per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of two transfers per year. If your contract includes a SecureSource series rider, we reserve the right to limit the number of

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changes if required to comply with the written instructions of a fund (see “Market Timing”). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions. If you decide to annuitize your contract, your rider will terminate and you will no longer have access to the Portfolio Stabilizer funds.

Substitution and modification. We reserve the right to add, remove or substitute funds. We also reserve the right, upon notification to you, to close or restrict any fund. Any change will apply to current allocations and/or to future payments and transfers. If your living benefit rider is terminated, you may remain invested in the Portfolio Stabilizer funds, but you will not be allowed to allocate future purchase payments or make transfers to these funds. Any substitution of funds may be subject to Securities and Exchange Commission approval.

We reserve the right to change the terms and conditions of the PN program or to change the availability of the investment options upon written notice to you. This includes but is not limited to the right to:

•	limit your choice of investment options based on the amount of your initial purchase payment;

•	cancel required participation in the program after 30 days written notice;

•	substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

•	discontinue the PN program after 30 days written notice.

Risks and conflicts of interests associated with the Portfolio Navigator funds, Portfolio Stabilizer funds and PN program static model portfolios. An investment in a Fund involves risk. Principal risks associated with an investment in a Portfolio Navigator fund or Portfolio Stabilizer fund may be found in the relevant Fund’s prospectus. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.

Investing in a Portfolio Navigator fund, Portfolio Stabilizer fund or PN program static model portfolio does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options.

For a complete list of the risks associated with investing in the Portfolio Stabilizer funds and the Portfolio Navigator funds, please consult the applicable Fund’s prospectus.

Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Although the Portfolio Stabilizer funds seek to manage equity market volatility within their respective portfolios, there is no guarantee that the Funds will be successful. Despite each Fund’s name, the Fund’s portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund’s portfolio and the underlying funds’ portfolios may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. Columbia Management’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and strategies.

Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated in the Fund’s prospectus, the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.

Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. This may deprive you of some or all of the benefits of increases in equity market values under your contract and could also result in a decrease in your contract value.

Conflicts of interest regarding the Portfolio Stabilizer funds and Portfolio Navigator funds. In providing investment advisory services for the Portfolio Stabilizer funds, the Portfolio Navigator funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. For additional information regarding the conflicts of interest to which Columbia Management may be subject, see the Funds’ prospectuses.

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Shares of the Portfolio Navigator funds and Portfolio Stabilizer funds are currently available solely to our contract holders, including where the contract holder has elected a guaranteed benefit rider that requires investment in the Fund. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management, the Funds’ investment manager. We have financial obligations to holders of the riders arising from guarantee obligations under such riders, which vary based upon the investment performance of the Fund.

With respect to the Portfolio Stabilizer funds, we expect to benefit financially by offering the Funds, compared to offering other types of funds, in contracts without riders. For example, we expect to reduce our costs to purchase investments associated with contract liabilities tied to the Portfolio Stabilizer funds. We also expect to benefit from the greater liquidity of hedge investments used to meet our obligations under the riders. In addition, we expect to reduce our capital requirements, which represent assets we set aside to back the guarantees offered in our contracts. As described above, we have a financial interest in reducing our potential exposure with respect to contract values invested under the riders. This may present a potential conflict of interest with respect to the interests of rider holders (who are required to allocate their contract value to a Portfolio Stabilizer fund). In particular, our interest in reducing volatility within the Portfolio Stabilizer fund’s portfolio may present a potential conflict between it and Columbia Management as the latter seeks to achieve the Fund’s investment objective of total return while seeking to manage the Fund’s exposure to equity market volatility.

In addition, we or our affiliates receive from each of the underlying funds, or their affiliates, compensation including but not limited to expense payments and non-cash compensation as a result of our decision to make such funds available as investment options in which your contract value may be invested. See “The Variable Account and the Funds — Revenue we receive from the funds and potential conflicts of interest”.

Further, although the model portfolios are no longer maintained on an ongoing basis and are not managed by Columbia Management, they may also be subject to the conflicts of interest described above because they allocate contract value to underlying funds which are managed by Columbia Management or its affiliate and for which we may receive compensation. We or our affiliates receive compensation from Columbia Management or its affiliates as a result of our decision to include funds managed by Columbia Management or its affiliates as underlying funds in which your contract value may be invested.

Automatic reallocation after taking withdrawal. If you selected the SecureSource, SecureSource 20 or any SecureSource Stages riders, under the rules currently applicable to investments in the Portfolio Navigator funds, your contract value will be automatically reallocated to the Moderate option, Variable Portfolio — Moderate Portfolio once you begin taking withdrawals if the fund you are invested in is more aggressive. By contrast, under the rules applicable to investments in the Portfolio Stabilizer funds, your contract value will not automatically be reallocated to a more conservative investment option after you begin taking withdrawals.

Living benefits requiring participation in the PN program or investing in the Portfolio Stabilizer funds:

•	Accumulation Protector Benefit rider: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Portfolio Navigator Aggressive investment option, or transfer to the Portfolio Navigator Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply.

•	SecureSource series or Guarantor Withdrawal Benefit for Life riders: The SecureSource series or the Guarantor Withdrawal Benefit for Life riders require that your contract value be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or in one of the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.

•	Guarantor Withdrawal Benefit rider: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options or in one of the Portfolio Stabilizer funds for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or the Portfolio Stabilizer funds. Surrender charges and tax penalties may apply.

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Living benefit beginning participation in the PN program:

•	Income Assurer Benefit rider: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders.

For the Current Contract, you may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, GPAs, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the GPAs, the regular fixed account and the one-year fixed account. You may not transfer contract value to the Special DCA fixed account or the DCA fixed account. You may not transfer contract value from the Special DCA fixed account or the DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
Current Contract:

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. You may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See “Special DCA Fixed Account.”)

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•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

Original Contract:

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

•	You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

•	You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See “DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and DCA fixed account.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

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•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

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•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to our corporate office:

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

Current Contract:

Minimum amount
Transfers or surrenders: $250 or entire subaccount balance**

Original Contract:

Minimum amount
Transfers or surrenders:  $500 or entire account balance

All Contracts:

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

 2 By automated transfers and automated partial surrenders

Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract), the one-year fixed account (Original Contract) or GPAs or automated partial surrenders from the GPAs, regular fixed account, one-year fixed account, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the one-year fixed account (Original Contact only) to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

•	Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (Current Contract) or DCA fixed account (Original Contract) (see “Special DCA Fixed Account”, “Fixed Account — DCA Fixed Account” and “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 75

•	If you have one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

Minimum amount

Current Contract:

Transfers or surrenders:	$50

Original Contract:

Transfers or surrenders:	$100 monthly $250 quarterly, semiannually or annually

 3 By phone

Call:
1-800-333-3437

Minimum amount

Current Contract:

Transfers or surrenders:  $250 or entire contract balance

Original Contract:

Transfers or surrenders:  $500 or entire account balance

Maximum amount

Current Contract:

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

Original Contract:

Transfers:                Contract value or entire account balance
Surrenders:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see “Charges”), federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider may be reduced (see “Optional Benefits”). The first partial surrender request during the first contract year, for the SecureSource Stages 2 rider and any partial surrender request that reverses previous step-ups during the 3-year waiting period or exceeds the

 76  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement. This form shows the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
Current Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

Original Contract:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, GPAs, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)

After executing a partial surrender, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

(1)	If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 77

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing the Annuitant

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If you have an Income Assurer Benefit rider and/or the Benefit Protector Plus rider, the riders will terminate upon transfer of ownership of the annuity contract.

For the Original Contract, our current administrative practice is that if you have the Benefit Protector rider, the owner can choose to terminate the Benefit Protector rider during the 30-day window following the effective date of the ownership change.

For the Current Contract, if you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits – Benefit Protector Death Benefit Rider”).

 78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit, 5% Accumulation Death Benefit and EDB will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit, the 5% Accumulation Death Benefit, and the EDB will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue. The ROPP Death Benefit, MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges – Mortality and Expense Risk Fee”).

The SecureSource series – Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force, subject to state restrictions. For the SecureSource Stages 2 – Joint Life rider, if ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The Accumulation Protector Benefit, the SecureSource – Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. For the Secure Source Stages 2 – Single Life riders, Secure Source 20 – Single Life and SecureSource Stages – Single Life riders, an ownership change that results in different covered person will terminate the rider, subject to state restrictions. (See “Optional Benefits.”)

Benefits in Case of Death

Current Contract:
(applications signed on or after Nov. 30, 2009, subject to state availability)

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the following optional death benefits at contract issue:

•	MAV Death Benefit;

•	5% Accumulation Death Benefit; or

•	Enhanced Death Benefit.

If it is available in your state and if you are age 79 or younger at contract issue, you can elect any one of the above optional death benefits. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract’s data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

Here are some terms that are used to describe the death benefits:

Adjusted partial surrenders (calculated for ROPP and MAV Death Benefits)	=	PS × DB CV

PS = the amount by which the contract value is reduced as a result of the partial surrender.

DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

CV = contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 79

Contract Value Death Benefit (CV Death Benefit): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the greater of:

–	the Full Surrender Value, or

–	the contract value after any rider charges have been deducted.

Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

•	any surrender charge,

•	pro rata rider charges,

•	the contract charge, and

plus:

•	any positive or negative market value adjustment.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1.	the contract value after any rider charges have been deducted,

2.	the ROPP Value, or

3.	the Full Surrender Value.

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will terminate and he or she will be eligible for the CV death benefit.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

If available in your state and you are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV; or

4.	the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

 80  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV death benefit.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the 5% accumulation death benefit floor; or

4.	the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% Accumulation Death Benefit Floor: is equal to the sum of:

1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2.	the variable account floor.

Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:

1.	When an additional purchase payment is made;

(A) any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

(B) any payment you allocate to the excluded accounts are added to EAB.

2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 81

The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

a × b c	where:

  a = the amount the contract value in the Excluded Accounts is reduced by the net transfer

  b = EAB on the date of (but prior to) the transfer

  c = the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.

The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

a × b c	where:

a = the amount the contract value in the Protected Accounts is reduced by the net transfer

b = the applicable PAB or variable account floor on the date of (but prior to) the transfer

c = the contract value in the Protected Accounts on the date of (but prior to) the transfer.

The amount we subtract from PAB is added to EAB.

5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change if all owners are eligible for the 5% Accumulation Death Benefit.

  Variable account floor and PAB are reset to the lesser of A or B where:

     A = the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

     B = Variable account floor on that date (but prior to the reset).

  EAB is reset to the lesser of A or B where:

     A = the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

     B = EAB on that date (but prior to the reset).

8.	On a contract anniversary when variable account floor is greater than zero:

(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.

(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the 5% Accumulation Death Benefit. If your spouse is over age 79 but younger than

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age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV as described above;

4.	the 5% accumulation death benefit floor as described above; or

5.	the Full Surrender Value as described above.

If your spouse chooses to continue the contract under spousal continuation provision, the death benefit available for the spouse’s beneficiaries depends on the spouse’s age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the Enhanced Death Benefit. If your spouse is over age 79 but younger than age 86 when the contract was continued, he or she will be eligible for the ROPP death benefit. If your spouse is age 86 or older when the contract was continued, he or she will be eligible for the CV Death Benefit.

For an example of how each death benefit is calculated, see Appendix C.

Original Contract:
(applications signed prior to Nov. 30, 2009 or in states where the Current Contract is not available)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the following optional death benefits at contract issue:

•	MAV Death Benefit;

•	5% Accumulation Death Benefit; or

•	Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract’s data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See “Charges — Mortality and Expense Risk Fee.”)

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

Here are some terms used to describe the death benefits:

Adjusted partial surrenders (calculated for ROP and MAV Death Benefits)	=	PS × DB CV

PS	=	the amount by which the contract value is reduced as a result of the partial surrender.
DB	=	the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV	=	contract value on the date of (but prior to) the partial surrender.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1.	contract value; or

2.	total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

If available in your state and both you and the annuitant are age 79 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 83

the benefit values may be limited after age 80. Be sure to discuss with your investment professional whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1.	contract value;

2.	total purchase payments applied to the contract minus adjusted partial surrenders; or

3.	the MAV on the date of death.

Maximum Anniversary Value (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the 5% variable account floor.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% Variable Account Floor: is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

•	the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

•	plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

•	minus adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial surrenders from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81 or after the earlier of your or the annuitant’s death.

5% variable account floor adjusted transfers or partial surrenders	=	PST × VAF SAV

PST	=	the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial surrender or transfer from the subaccounts or the DCA fixed account.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial surrender.
SAV	=	value of the subaccounts and the DCA fixed account on the date of (but prior to) the transfer or partial surrender.

The amount of purchase payments surrendered or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:

(a)	is the amount of purchase payments in the account or subaccount on the date of but prior to the current surrender or transfer; and

(b)	is the ratio of the amount of contract value transferred or surrendered from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current surrender or transfer.

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For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been surrendered or transferred out of the subaccounts or DCA fixed account.

NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit® 5% variable account floor.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these four values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders;

3. the MAV on the date of death as described above; or

4. the 5% variable account floor as described above.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
For the Current Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see “Optional Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

For the Original Contract:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

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•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities
For the Current Contract:

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

For the Original Contract:

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See “Optional Benefits” and “Optional Death Benefits”.)

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your

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beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the CV death benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum surrenders established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS

SECURESOURCE STAGES 2 RIDERS

The SecureSource Stages 2 rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract after the waiting period and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

•	If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;

•	If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

•	If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;

•	If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

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Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY

There are two optional SecureSource Stages 2 riders available under your contract:

•	SecureSource Stages 2 — Single Life

•	SecureSource Stages 2 — Joint Life

The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages 2 — Single Life rider covers one person. The SecureSource Stages 2 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 — Single Life rider or the SecureSource Stages 2 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages 2 riders are not available under an inherited qualified annuity.

The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

KEY TERMS

The key terms associated with the SecureSource Stages 2 rider are:

Age Bands: Each age band is associated with a two lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.

Annual Step-Up: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

Excess Withdrawal: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

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Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band. The difference between percentage A and percentage B is referred to as the income bonus. Percentage B is referred to as the minimum lifetime payment percentage.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Rider Credit: an amount that can be added to the benefit base on each of the first ten contract anniversaries based on a rider credit percentage of 8% for the first anniversary and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

Waiting Period: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage B, the minimum lifetime payment percentage, for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the first anniversary.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES 2 RIDER CONSIDERATIONS

You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:

•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 1-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band and percentage A, and therefore the income bonus, will not be available as long as rider benefits are payable. Any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider will be reduced.

•	Investment Allocation Restriction: You must elect one of the approved investment options. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

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Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

1.	the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and

2.	the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Non-Cancelable: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource Stages 2 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages 2 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource Stages 2 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain

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excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

LIFETIME BENEFIT DESCRIPTION

Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

Remaining Annual Lifetime Payment (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

•	50-58, percentage A is 4% and percentage B is 3%.

•	59-64, percentage A is 5% and percentage B is 4%.

•	65-79, percentage A is 6% and percentage B is 5%.

•	80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

•	When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

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•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

•	Upon annual step-ups (see “Annual Step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.

The following determines whether percentage A or percentage B is used for each applicable age band:

During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used and the income bonus will not be available for as long as rider benefits are payable.

If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. Market volatility, a prolonged flat, low or down market, rider credits, and the deduction of charges all impact whether you are eligible for percentage A or percentage B. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 − (a/b) where:

a = Contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:

•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

•	when the contract value reduces to zero, or

•	on the date of death (Joint life: remaining covered spouse’s date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

Determination of Adjustments of Benefit Values: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

•	When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

When a withdrawal is taken:

(a)	If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the “adjustment for withdrawal,” as defined below.

(b)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

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(c)	If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.

(d)	If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

The PBG will be reset to the lesser of:

(i)	the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

(ii)	the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b c	where:

a = the amount of the withdrawal minus the RALP

b = the PBG minus the RALP on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal minus the RALP

The BB will be reduced by an amount as calculated below:

d × e f	where:

d = the amount of the withdrawal minus the RALP

e = the BB on the date of (but prior to) the withdrawal

f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:

g × h i	where:

g = the amount the contract value is reduced by the withdrawal

h = the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal

i = the contract value on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

•	The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.

•	Rider Credits: If you did not take any withdrawals and you did not decline any rider fee increase, rider credits are available for the first ten contract anniversaries. On the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit dates the BB and WAB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

•	Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 93

increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS

Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The annual lifetime payment is established;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):

Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

•	We will no longer accept additional purchase payments.

•	No more charges will be collected for the rider.

•	The current ALP is fixed for as long as payments are made.

•	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

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•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:

Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the principal back guarantee available under this rider, or

•	continue the contract and the SecureSource Stages 2 — Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

1.	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

2.	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

•	After the date of death, there will be no additional rider credits or annual step-ups.

•	The lifetime payment percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

3.	On the date of death (Joint life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

4.	If the PBG equals zero, the benefit terminates. No further payments are made.

Contract Ownership Change:

Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

Assignment: If allowed by state law, an assignment is subject to our approval.

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION

The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:

•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 95

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see “Charges — SecureSource Stages 2 rider charge”).

•	When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after May 3, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue and this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages 2 rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), and we will make monthly transfers into the investment option you have chosen. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”);

•	you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below). In addition, we reserve the right to change these additional purchase payment limitations, including making further restrictions, upon written notice;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any

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potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase (see “Charges”).

Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the waiting period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

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The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available for inherited IRAs or if the benefit date would be after the annuitization start date.

Additional Purchase Payments with Annual Elective Step Ups — Current Contract Only
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

•	you take a full surrender;

•	annuitization begins;

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the benefit date.

For an example, see Appendix L.

OPTIONAL LIVING BENEFITS
(For contracts with application signed before July 19, 2010)
If you bought a contract before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.

If you purchased	and you selected one of the	Disclosure for this benefit may be
a contract(1)...	following optional living benefits...	found in the following Appendix:
Before April 29, 2005	Guarantor Withdrawal Benefit (“Rider B”)	Appendix J
April 29, 2005 – April 30, 2006	Guarantor Withdrawal Benefit (“Rider A”)	Appendix J
May 1, 2006 – April 30, 2007	Guarantor Withdrawal Benefit for Life	Appendix I
Before May 1, 2007	Income Assurer Benefit	Appendix K
Before Aug. 10, 2009	SecureSource Rider	Appendix M
Before Nov. 30, 2009	SecureSource 20 Rider	Appendix N
Before July 19, 2010	SecureSource Stages Rider	Appendix O

(1)	These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents.

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OPTIONAL ADDITIONAL DEATH BENEFITS

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you (Current Contract) or you or the annuitant (Original Contract) are 70 or older at the rider effective date, The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you (Current Contract) or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the applicable death benefit, plus:

•	40% of your earnings at death if you (Current Contract) or you and the annuitant (Original Contract) were under age 70 on the rider effective date; or

•	15% of your earnings at death if you (Current Contract) or you or the annuitant (Original Contract) were 70 or older on the rider effective date.

For the Current Contract, if this rider is effective after the contract date or if there has been a covered life change, remaining purchase payment is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments (also referred to as purchase payments not previously surrendered under the Original Contract). Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Note: Purchase payments not previously surrendered is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

Terminating the Benefit Protector
Current Contract:

•	You may terminate the rider within 30 days after the first rider anniversary.

•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

•	A new owner may terminate the rider within 30 days following the effective date of an ownership change if the new owner is age 75 or younger.

•	The rider will terminate for a spousal continuation or ownership change if the spouse or new owner is age 76 or older at the time of the change.

•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

Original Contract:

•	You may terminate the rider within 30 days of the first rider anniversary.

•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

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•	Our current administrative practice allows a new owner or your spouse to terminate the rider within 30 days following the effective date of the ownership change or spousal continuation.

•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. For Current Contract, your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.

For Current Contract, after a covered life change other than a spouse that continues the contract, the new owner will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the new owner at the time of the change will be used to determine the earnings at death percentage going forward. If the new owner does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will substitute the contract value on the date of the ownership changes for remaining purchase payments used in calculating earnings at death.

For an example, see Appendix F.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you (Current Contract), or you or the annuitant (Original Contract) are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you (Current Contract) or both you and the annuitant (Original Contract) are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you (Current Contract), or you or the annuitant (Original Contract) die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the benefits payable under the Benefit Protector described above, plus:

•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

	Percentage if you (Current Contract)	Percentage if you (Current Contract)
	or you and the annuitant (Original Contract) are	or you or the annuitant (Original Contract) are
Rider year when death occurs;	under age 70 on the rider effective date	70 or older on the rider effective date

One and Two	0%	0%

Three and Four	10%	3.75%

Five or more	20%	7.5%

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Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

•	the applicable death benefit plus:

	If you (Current Contact) or you and the	If you (Current Contract) or you or the
	annuitant (Original Contract) are under	annuitant (Original Contract) are age 70
Rider year when death occurs;	age 70 on the rider effective date, add . . .	or older on the rider effective date, add . . .

One	Zero	Zero

Two	40% x earnings at death (see above)	15% x earnings at death

Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)

Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)

*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

Terminating the Benefit Protector Plus

•	You may terminate the rider within 30 days of the first rider anniversary.

•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

•	The rider will terminate if there is an ownership change.

•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value for the Current Contract). We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).

For an example, see Appendix G.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See “Charges — Surrender charge under Annuity Payout Plan E”).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period. Additionally, Portfolio Stabilizer funds are not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see “Making the Most of Your Contract — Transfer policies”).

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)

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Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B – Life annuity with five, ten, 15 or 20 years certain: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C – Life annuity — installment refund: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D

–	Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

–	Joint and last survivor life annuity with 20 years certain: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.71% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply to the taxable portion if you take a surrender. (See “Taxes.”).

•	Guaranteed Withdrawal Benefit Annuity Payout Option (available only under contracts with the SecureSource, Guarantor Withdrawal Benefit for Life or Guarantor Withdrawal Benefit riders): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional

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Benefits — SecureSource Riders”, “Appendix I: Guarantor Withdrawal Benefit for Life Rider” or “Appendix J: Guarantor Withdrawal Benefit Rider”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

•	Remaining Benefit Annuity Payout Option (available only under contracts with the SecureSource 20 rider): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see “Optional Benefits — SecureSource 20 Riders”). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages rider, on the annuitization start date you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If You choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee. You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to an annuity payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

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Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of annuitant;

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•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules apply. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

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Surrenders: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

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•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Annuitization Start Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant’s death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.

When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 107

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional

 108  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

•	The contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the contract. The obligations and guarantees under the contract are our sole responsibility.

Payments We Make to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

•	We may pay selling firms an additional sales commission of up to 1.00% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The Funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The Funds”); and

•	revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 109

•	cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

Payments to Investment Professionals

•	The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

•	To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2013, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

 110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 111

APPENDICES

Table of Contents and Cross-Reference Table

APPENDIX NAME	PAGE #	CROSS-REFERENCE	PAGE #

Appendix A: Example — Market Value Adjustment (MVA)	p. 113	Guarantee Period Accounts (GPAs)	p. 41
Appendix B: Example — Surrender Charges	p. 115	Charges — Surrender Charge	p. 51
Appendix C: Example — Death Benefits	p. 124	Benefits in Case of Death	p. 79
Appendix D: Example — SecureSource Series of Riders	p. 130	Optional Living Benefits	p. 87
Appendix E: SecureSource Series of Riders — Additional RMD Disclosure	p. 138	Optional Living Benefits	p. 87
Appendix F: Example — Benefit Protector Death Benefit Rider	p. 140	Optional Benefits — Benefit Protector Death Benefit Rider	p. 99
Appendix G: Example — Benefit Protector Plus Death Benefit Rider	p. 142	Optional Benefits — Benefit Protector Plus Death Benefit Rider	p. 100
Appendix H: Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006	p. 144	N/A
Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure	p. 145	N/A
Appendix J: Guarantor Withdrawal Benefit Rider Disclosure	p. 158	N/A
Appendix K: Income Assurer Benefit Riders	p. 166	N/A
Appendix L: Example — Accumulation Protector Benefit Rider	p. 175	Optional Living Benefits	p. 98
Appendix M: SecureSource Rider Disclosure	p. 176	N/A
Appendix N: SecureSource 20 Rider Disclosure	p. 189	N/A
Appendix O: SecureSource Stages Rider Disclosure	p. 203	N/A
Appendix P: Example — Withdrawal Benefit Riders: Elective Step Up or Elective Spousal Continuation Step Up	p. 213	Optional Living Benefits	p. 98
Appendix Q: Condensed Financial Information (Unaudited)	p. 214	Condensed Financial Information	p. 19

The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract), and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

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Appendix A: Example — Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.”

Assumptions:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations
The precise MVA formula we apply is as follows:

Early surrender amount ×	[(	1 + i 1 + j + .001)	n/12	− 1 ]	= MVA

Where	i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
	j	=	current rate for a new guarantee period equal to the remaining term in the current guarantee period.
	n	=	number of months remaining in the current guarantee period (rounded up).

Examples — MVA
Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

•	we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .035 + .001)	84/12	− 1]	= –$39.84

In this example, the MVA is a negative $39.84.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .025 + .001)	84/12	− 1]	= $27.61

In this example, the MVA is a positive $27.61.

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 6%. (See “Charges — Surrender Charge.”) We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix B: Example — Surrender Charges

Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
Original Contract:
PPS	=	XSF + (ACV – XSF) / (CV – TFA) × (PPNPS – XSF)
XSF	=	10% of prior anniversary’s contract value – contract earnings, but not less than zero
ACV	=	amount the contract value is reduced by the surrender – contract earnings, but not less than zero
TFA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
PPNPS	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
CV	=	contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

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Current Contract: Full surrender charge calculation — seven-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

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		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	x 6.0%	x 6.0%

	surrender charge:	3,000.00	2,748.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,000.00)	(2,748.00)
	Contract charge (assessed upon full surrender):	(40.00)	(40.00)

	Net full surrender proceeds:	$56,960.00	$37,212.00

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Current Contract: Partial surrender charge calculation — seven-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss

	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00
Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender PS (determined by iterative process described above):	15,319.15	15,897.93
Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) / (CV – FA) * (PP – PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,319.15	15,897.93
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,319.15	19,165.51

 118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

		Contract with Gain	Contract with Loss

Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,319.15	19,165.51
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,319.15	14,965.51
	multiplied by the surrender charge rate:	x 6.0%	x 6.0%

	surrender charge:	319.15	897.93

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,319.15	15,897.93
	Surrender charge:	(319.15)	(897.93)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 119

Original Contract:

Full surrender charge calculation — seven-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	60,000.00	40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	TFA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:	60,000.00	40,000.00
	Less earnings in the contract:	10,000.00	0.00

	ACV (but not less than zero):	50,000.00	40,000.00

Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	XSF (but not less than zero):	0.00	4,200.00

Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:
	PPS = XSF + (ACV − XSF) / (CV − TFA) × (PPNPS − XSF)
	XSF from Step 4 =	0.00	4,200.00
	ACV from Step 3 =	50,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	TFA from Step 2 =	10,000.00	4,200.00
	PPNPS from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

 120  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less XSF:	0.00	4,200.00

	amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	x 6.0%	x 6.0%

	surrender charge:	3,000.00	2,748.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,000.00)	(2,748.00)
	Contract charge (assessed upon full surrender):	(40.00)	(40.00)

	Net full surrender proceeds:	56,960.00	37,212.00

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 121

Original Contract:

Partial surrender charge calculation — seven-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 6.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	60,000.00	40,000.00
Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PPNPS):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5.800.00	4.200.00

	TFA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine ACV, the amount by which the contract value surrendered exceeds earnings.
	Contract value surrendered:	15,319.15	15,897.93
	Less earnings in the contract:	10,000.00	0.00

	ACV (but not less than zero):	5,319.15	15,897.93

Step 4.	Next we determine XSF, the amount by which 10% of the prior anniversary’s contract value exceeds earnings.
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	XSF (but not less than zero):	0.00	4,200.00

 122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

		Contract with Gain	Contract with Loss

Step 5.	Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

	PPS = XSF + (ACV − XSF) / (CV − TFA) * (PPNPS − XSF)

	XSF from Step 4 =	0.00	4,200.00
	ACV from Step 3 =	5,319.15	15,897.93
	CV from Step 1 =	60,000.00	40,000.00
	TFA from Step 2 =	10,000.00	4,200.00
	PPNPS from Step 1 =	50,000.00	50.000.00

	PPS =	5,319.15	19,165.51

Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,319.15	19,165.51
	less XSF:	0.00	4,200.00

	amount of PPS subject to a surrender charge:	5,319.15	14,965.51
	multiplied by the surrender charge rate:	× 6.0%	× 6.0%

	surrender charge:	319.15	897.93
Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,319.15	15,897.93
	Surrender charge:	(319.15)	(897.93)

	Net partial surrender proceeds:	15,000.00	15,000.00

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 123

Appendix C: Example — Death Benefits

Current Contract:

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract with a payment of $20,000; and

•	on the first contract anniversary you make an additional purchase payment of $5,000; and

•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00

Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders calculated as:
$1,500 × $25,000 $22,000 =	–1,704.54

for a death benefit of:	$23,295.45

The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45

Example — MAV Death Benefit

•	You purchase the contract with a payment of $25,000; and

•	on the first contract anniversary the contract value grows to $26,000; and

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27

 124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Example — 5% Accumulation Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 x $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
$1,500 × $21,000 $19,000 =	1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:	$24,642.11

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 125

Example — Enhanced Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The MAV on the anniversary immediately preceding the date of death:
The MAV on the immediately preceding anniversary:	$25,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders made since that anniversary, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a MAV Death Benefit of:	$23,456.79

4. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary calculated as: 1.05 x $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:
$1,500 × $21,000 $19,000 =	–1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:	$24,642.11

 126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Original Contract:

Example — ROP Death Benefit

•	You purchase the contract with a payment of $20,000; and

•	on the first contract anniversary you make an additional purchase payment of $5,000; and

•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

•	During the third contract year the contract value grows to $23,000.

We calculate the ROP Death Benefit as follows:
Contract value at death:	$23,000.00

Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders calculated as:
$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

The ROP Death Benefit, calculated as the greatest of these two values:	$23,295.45

Example — MAV Death Benefit

•	You purchase the contract with a payment of $25,000; and

•	on the first contract anniversary the contract value grows to $26,000; and

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

We calculate the MAV Death Benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 127

Example — 5% Accumulation Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The 5% variable account floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% variable account floor adjusted partial surrenders from the subaccounts, calculated as:
$1,500 × $21,000 $19,000 =	–$1,657.89

variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00

5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11

The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% variable account floor:	$24,642.11

 128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Example — Enhanced Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The MAV on the anniversary immediately preceding the date of death:
The MAV on the immediately preceding anniversary:	$25,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders made since that anniversary, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a MAV Death Benefit of:	$23,456.79

4. The 5% variable account floor:
The variable account floor the first contract anniversary, calculated as:
1.05 × $20,000	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% variable account floor adjusted partial surrender from the subaccounts, calculated as:
$1,500 × $21,000 $19,000 =	–$1,657.89

variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00

5% variable account floor (value of the one-year fixed account and the variable account floor):	$24,642.11

Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% variable account floor:	$24,642.11

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 129

Appendix D: Example — SecureSource Series of Riders

SecureSource Stages 2 riders

EXAMPLE:

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in bold.

•	You elect the Moderate investment option at issue.

			Hypothetical
Contract			Assumed				Benefit							Lifetime
Duration	Purchase	Partial	Contract				Determining							Payment
in Years	Payments	Withdrawals	Value	BB		WAB	Percentage	PBG		ALP		RALP		Percent

At Issue	$100,000	NA	$100,000	$100,000		$100,000	0.0%	$100,000		$4,000		$4,000	(1)	4%

1	0	0	98,000	108,000		108,000	9.3%	108,000		5,400		5,400	(2)	5%

2	0	0	105,000	114,000		114,000	7.9%	105,000		5,700		5,700		5%

3	0	0	118,000	120,000		120,000	1.7%	118,000		6,000		6,000		5%

3.5	0	6,000	112,000	120,000		113,898	1.7%	112,000		6,000		0		5%

4	0	0	115,000	120,000		115,000	0.0%	115,000		6,000		6,000		5%

5	0	0	130,000	130,000		130,000	0.0%	130,000		7,800	(3)	7,800	(3)	6	%(3)

6	0	0	110,000	130,000		130,000	15.4%	130,000		7,800		7,800		6%

7	0	0	100,000	130,000		130,000	23.1%	130,000		6,500	(4)	6,500	(4)	5	%(4)

7.5	0	10,000	90,000	125,134	(5)	117,000	23.1%	118,877	(5)	6,257	(5)	0		5%

8	0	0	80,000	125,134		117,000	31.6%	118,877		6,257		6,257		5%

9	0	0	95,000	125,134		117,000	18.8%	118,877		7,508	(4)	7,508	(4)	6	%(4)

(1)	The ALP and RALP are based on percentage B until the end of the 1-year waiting period.
(2)	Since no withdrawal was taken, at the end of the 1-year waiting period, the ALP and RALP are recalculated based on percentage A.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The Lifetime Payment Percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Lifetime Benefit Description – Determination of Adjustment of Benefit Values”.

 130  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

SecureSource Stages

EXAMPLE:

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue.

			Hypothetical
Contract			Assumed				Benefit							Lifetime
Duration	Purchase	Partial	Contract				Determining							Payment
in Years	Payments	Withdrawals	Value	BB		WAB	Percentage	PBG		ALP		RALP		Percent

At Issue	$100,000	NA	$100,000	$100,000		$100,000	0.0%	$100,000		$5,000		$0	(1)	5%

1	0	0	98,000	108,000		108,000	9.3%	100,000		5,400		0		5%

2	0	0	105,000	114,000		114,000	7.9%	105,000		5,700		0		5%

3	0	0	118,000	120,000		120,000	1.7%	118,000		6,000		6,000	(2)	5%

3.5	0	6,000	112,000	120,000		113,898	1.7%	112,000		6,000		0		5%

4	0	0	115,000	120,000		115,000	0.0%	115,000		6,000		6,000		5%

5	0	0	130,000	130,000		130,000	0.0%	130,000		7,800	(3)	7,800	(3)	6	%(3)

6	0	0	110,000	130,000		130,000	15.4%	130,000		7,800		7,800		6%

7	0	0	100,000	130,000		130,000	23.1%	130,000		6,500	(4)	6,500	(4)	5	%(4)

7.5	0	10,000	90,000	117,000	(5)	117,000	23.1%	108,000	(5)	5,850	(5)	0		5%

8	0	0	80,000	117,000		117,000	31.6%	108,000		5,850		5,850		5%

9	0	0	95,000	117,000		117,000	18.8%	108,000		7,020	(4)	7,020	(4)	6	%(4)

(1)	The RALP is zero until the end of the 3-Year waiting period.
(2)	At the end of the 3-Year waiting period, the RALP is set equal to the ALP.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s (for the joint benefit, younger covered spouse’s) attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The lifetime payment percentage is based on percentage A when the BDP is less than 20% and percentage B when the BDP is greater than or equal to 20%.
(5)	The $10,000 withdrawal is greater than the $6,500 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in “Determination of Adjustment of Benefit Values” in the “Lifetime Benefit Description”.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 131

Example — SecureSource 20

EXAMPLE #1: Lifetime benefit not established at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 61.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract				Basic Benefit								Lifetime Benefit
in Years	Payments	Withdrawals	Value	WAB		BDP	GBA		RBA		GBP		RBP		ALP		RALP

At Issue	$100,000	NA	$100,000	$100,000		0.0%	$100,000		$100,000		$6,000		$0		NA		NA

1	0	0	98,000	100,000		2.0%	100,000		100,000		6,000		0		NA		NA

2	0	0	105,000	105,000		0.0%	105,000		105,000		6,300		0		NA		NA

3	0	0	125,000	125,000		0.0%	125,000		125,000		7,500		7,500		NA		NA

3.5	0	6,000	111,000	118,590		6.4%	125,000		119,000		7,500		1,500		NA		NA

4	0	0	104,000	118,590		12.3%	125,000		119,000		7,500		7,500		7,140	(1)	7,140	(1)

5	0	0	90,000	118,590		24.1%	125,000		119,000		6,250	(2)	6,250	(2)	5,950	(2)	5,950	(2)

6	0	0	95,000	118,590		19.9%	125,000		119,000		7,500		7,500		7,140		7,140

6.5	0	7,500	87,500	87,500	(3)	0.0%	125,000		111,500		7,500		0		5,250	(3)	0

7	0	0	90,000	90,000		0.0%	125,000		111,500		7,500		7,500		5,400		5,400

7.5	0	10,000	70,000	70,000	(4)	0.0%	70,000	(4)	70,000	(4)	4,200	(4)	0		4,200	(4)	0

8	0	0	75,000	75,000		0.0%	75,000		75,000		4,500		4,500		4,500		4,500

(1)	The ALP and RALP are established on the contract anniversary following the date the covered person (younger Covered Spouse for Joint) reaches age 65 as the greater of the ELB or the RBA, times the ALP percentage.
(2)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3)	The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4)	The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.

 132  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

EXAMPLE #2: Lifetime benefit established at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You (and your spouse for the joint benefit) are age 65.

•	Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract				Basic Benefit								Lifetime Benefit
in Years	Payments	Withdrawals	Value	WAB		BDP	GBA		RBA		GBP		RBP		ALP		RALP

At Issue	$100,000	NA	$100,000	$100,000		0.0%	$100,000		$100,000		$6,000		$0		$6,000		$0

1	0	0	105,000	105,000		0.0%	105,000		105,000		6,300		0		6,300		0

2	0	0	110,000	110,000		0.0%	110,000		110,000		6,600		0		6,600		0

3	0	0	110,000	120,000		8.3%	110,000		110,000		6,600		6,600	(1)	7,200		7,200	(1)

3.5	0	6,000	104,000	113,455		8.3%	110,000		104,000		6,600		600		7,200		1,200

4	0	0	100,000	113,455		11.9%	110,000		104,000		6,600		6,600		7,200		7,200

4.5	0	7,000	90,000	105,267		14.5%	90,000		90,000		5,400	(2)	5,400	(2)	7,200		200

5	0	0	80,000	105,267		24.0%	90,000		90,000		4,500	(3)	4,500	(3)	6,000	(3)	6,000	(3)

5.5	0	10,000	70,000	70,000	(4)	0.0%	70,000		70,000		3,500	(4)	3,500	(4)	3,500	(4)	3,500	(4)

6	0	0	75,000	75,000		0.0%	75,000		75,000		4,500		4,500		4,500		4,500

7	0	0	70,000	70,000	(5)	0.0%	70,000	(5)	70,000	(5)	4,200	(5)	4,200	(5)	4,200	(5)	4,200	(5)

(1)	At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively. The 20% rider credit is applied to the lifetime benefit.
(2)	The $7,000 withdrawal is greater than the $6,600 RBP allowed under the basic benefit and therefore excess withdrawal processing is applied to the basic benefit. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(3)	The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(4)	The $10,000 withdrawal is greater than both the $4,500 RBP allowed under the basic benefit and the $6,000 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP Percentage and GBP percentage are set at 5% for the remainder of the contract year.
(5)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value. The WAB is reset to the ALP after the reset divided by the current ALP percentage. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 133

EXAMPLE — SecureSource Riders

EXAMPLE #1: Single Life benefit: Covered person has not reached age 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 60.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000	$	N/A		$	N/A

0.5	0	5,000	92,000	100,000		95,000		7,000	2,000		N/A			N/A

1	0	0	90,000	90,000	(1)	90,000	(1)	6,300	6,300		N/A			N/A

2	0	0	81,000	90,000		90,000		6,300	6,300		N/A			N/A

5	0	0	75,000	90,000		90,000		6,300	6,300		5,400	(2)		5,400	(2)

5.5	0	5,400	70,000	90,000		84,600		6,300	900		5,400			0

6	0	0	69,000	90,000		84,600		6,300	6,300		5,400			5,400

6.5	0	6,300	62,000	90,000		78,300		6,300	0		3,720	(3)		0

7	0	0	64,000	90,000		78,300		6,300	6,300		3,840			3,840

7.5	0	10,000	51,000	51,000	(4)	51,000	(4)	3,570	0		3,060	(4)		0

8	0	0	55,000	55,000		55,000		3,850	3,850		3,300			3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1)	Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 134  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

EXAMPLE #2: Single Life benefit: Covered person has reached 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 65.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000		$6,000		$6,000

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	6,300		6,000	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,600		6,000	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,600		6,600	(2)

3.5	0	6,600	110,000	110,000		103,400		7,700	1,100		6,600		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,900		6,900

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,900	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		7,200		7,200

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		7,200	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		7,500		7,500

6.5	0	0	110,000	125,000		125,000		8,750	8,750		6,600	(5)	6,600	(5)

7	0	0	105,000	125,000		125,000		8,750	8,750		6,600		6,600

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5)	At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 135

EXAMPLE #3: Joint Life benefit: Younger covered spouse has not reached 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are age 59 and your spouse is age 60.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

•	Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000	$	N/A		$	N/A

0.5	0	5,000	92,000	100,000		95,000		7,000	2,000		N/A			N/A

1	0	0	90,000	90,000	(1)	90,000	(1)	6,300	6,300		N/A			N/A

2	0	0	81,000	90,000		90,000		6,300	6,300		N/A			N/A

6	0	0	75,000	90,000		90,000		6,300	6,300		5,400	(2)		5,400	(2)

6.5	0	5,400	70,000	90,000		84,600		6,300	900		5,400			0

7	0	0	69,000	90,000		84,600		6,300	6,300		5,400			5,400

7.5	0	6,300	62,000	90,000		78,300		6,300	0		3,720	(3)		0

8	0	0	64,000	90,000		78,300		6,300	6,300		3,840			3,840

8.5	0	10,000	51,000	51,000	(4)	51,000	(4)	3,570	0		3,060	(4)		0

9	0	0	55,000	55,000		55,000		3,850	3,850		3,300			3,300

9.5	0	0	54,000	55,000		55,000		3,850	3,850		3,300			3,300

10	0	0	52,000	55,000		55,000		3,850	3,850		3,300			3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.
(2)	Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(3)	The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 136  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

EXAMPLE #4: Joint Life benefit: Younger covered spouse has reached 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

•	You are age 71 and your spouse is age 70.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

•	Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

			Hypothetical
			Assumed
Contract	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
Duration	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000		$6,000		$6,000

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	6,300		6,000	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,600		6,000	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,600		6,600	(2)

3.5	0	6,600	110,000	110,000		103,400		7,700	1,100		6,600		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,900		6,900

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,900	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		7,200		7,200

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		7,200	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		7,500		7,500

6.5	0	0	110,000	125,000		125,000		8,750	8,750		7,500		7,500

7	0	0	105,000	125,000		125,000		8,750	8,750		7,500		7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse’s death or the RBA is reduced to zero.

(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 137

Appendix E: SecureSource Series of Riders — Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For SecureSource Stages and SecureSource 20 riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero and you will not receive any future rider credit.

Amounts you withdraw from this contract (for SecureSource Stages and SecureSource 20 riders, amounts you withdraw from this contract after the waiting period) to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

For SecureSource and SecureSource 20 riders:

(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,

•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.

(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year*.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

For SecureSource Stages and SecureSource Stages 2 riders:

(1)	Each calendar year, if your ALERMDA is greater than the ALP,

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.

•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.

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•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages and SecureSource Stages 2.

*	For SecureSource 20 riders, adjusted for any subsequent changes between 5% and 6% as described under “GBP Percentage and ALP Percentage”.

The ALERMDA is:

(1)	determined by us each calendar year (for SecureSource Stages and SecureSource 20 riders, starting with the calendar year in which the waiting period ends);

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3)	based solely on the value of the contract to which the SecureSource Series rider is attached as of the date we make the determination;

(4)	based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1. an individual retirement annuity (Section 408(b));

2.	a Roth individual retirement account (Section 408A);
3.	a Simplified Employee Pension plan (Section 408(k));
4.	a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider within the SecureSource series of riders may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 139

Appendix F: Example — Benefit Protector Death Benefit Rider

Example of the Benefit Protector

Assumptions:

•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

•	you select the MAV Death Benefit.

During the first contract year the contract value grows to $105,000. The death benefit under the MAV Death Benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

On the first contract anniversary the contract value grows to $110,000. The death benefit equals:
MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV Death Benefit minus payments not previously surrendered for the Original Contract):

0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000
On the second contract year the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 6% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 6% surrender charge because your payment is in its third year of the surrender charge schedule, so we will surrender $39,500 ($37,130 + $2,370 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,630. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV Death Benefit (MAV adjusted for partial surrenders):	$57,619
plus the Benefit Protector benefit (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048

Total death benefit of:	$58,667
On the third contract anniversary the contract value falls to $40,000. The death benefit equals the previous death benefit. The reduction in contract value has no effect.
On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old.

The death benefit equals:
MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000

Total death benefit of:	$255,000
During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)	+55,000

Total death benefit of:	$305,000

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During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old and the value of the Benefit Protector changes. The death benefit equals:
MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)
0.40 × ($250,000 – $105,000) =	+58,000

Total death benefit of:	$308,000

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 141

Appendix G: Benefit Protector Plus Death Benefit Rider

Example of the Benefit Protector Plus

Assumptions:

•	You purchase the contract with a payment of $100,000 and you (Current Contract) or you and the annuitant (Original Contract) are under age 70; and

•	you select the MAV Death Benefit.

During the first contract year the contract value grows to $105,000. The death benefit equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit equals:

MAV Death Benefit (contract value):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus remaining purchase payments for the Current Contract or MAV rider minus payments not previously surrendered for the Original Contract):

0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000
On the second contract anniversary the contract value falls to $105,000. The death benefit equals:
MAV Death Benefit (MAV):	$110,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($110,000 – $100,000) =	+4,000
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn: 0.10 × $100,000 =	+10,000

Total death benefit of:	$124,000
During the third contract year the contract value remains at $105,000 and you request a partial surrender of $50,000, including the applicable 7% surrender charge. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is within the third year of the surrender charge schedule, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV Death Benefit (MAV adjusted for partial surrenders):	$57,619
plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
0.40 × ($57,619 – $55,000) =	+1,048
plus 10% of purchase payments made within 60 days of contract issue and not previously withdrawn: 0.10 × $55,000 =	+5,500

Total death benefit of:	$64,167
On the third contract anniversary the contract value falls $40,000. The death benefit equals the previous death benefit calculated. The reduction in contract value has no effect.

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On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV Death Benefit (contract value):	$200,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000

Total death benefit of:	$266,000

During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit equals:

MAV Death Benefit:	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old	+55,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000

Total death benefit of:	$316,000
During the eleventh contract year the contract value remains $250,000 and the “new” purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit equals:

MAV Death Benefit (contract value):	$250,000
plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously surrendered):
0.40 × ($250,000 – $105,000) =	+58,000
plus 20% of purchase payments made within 60 days of contract issue and not previously surrendered: 0.20 × $55,000 =	+11,000

Total death benefit of:	$319,000

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 143

Appendix H: Asset Allocation Program for Contracts with Applications Signed Before May 1, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before May 1, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

•	no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

•	no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see “Guarantee Period Accounts — Market Value Adjustment”).

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

•	reallocate your current model portfolio to an updated version of your current model portfolio; or

•	substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days’ written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.

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Appendix I: Guarantor Withdrawal Benefit for Life Rider Disclosure

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if(1):

•	you purchase your contract on or after May 1, 2006;

•	the rider is available in your state; and

•	you and the annuitant are 80 or younger on the date the contract is issued.

(1)	The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see “At Death” heading below) — even if the contract value is zero.

Your contract provides for annuity payouts to begin on the annuitization start date (see “Buying Your Contract — The Annuitization Start Date”). Before the annuitization start date, you have the right to withdraw some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the withdrawal (see “Making the Most of Your Contract — Surrenders”). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuitization start date, nor does it guarantee the length of time over which such withdrawals can be made before the annuitization start date.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1)	The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP),” “Remaining Benefit Payment (RBP),” “Guaranteed Benefit Amount (GBA),” and “Remaining Benefit Amount (RBA).” See these headings below for more information.

(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP),” “Remaining Annual Lifetime Payment (RALP),” “Covered Person,” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

•	After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

•	During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

•	After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

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•	During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).

The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your Portfolio Navigator investment option, the rider charge may change (see “Charges”).

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a)	Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.

•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs

 146  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

•	Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (TFA) contract provision: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1)	If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

•	Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

•	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

•	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

•	Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

(2)	If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 147

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

(3)	If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

•	An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

•	This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)	determined by us each calendar year;

(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

(3)	is otherwise based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1.	an individual retirement annuity (Section 408(b));

2.	a Roth individual retirement account (Section 408A);

3.	a Simplified Employee Pension plan (Section 408(k));

4.	a tax-sheltered annuity rollover (Section 403(b)).

We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life® rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

For an example, see “Examples of Guarantor Withdrawal Benefit for Life” below.

Key terms and provisions of the Guarantor Withdrawal Benefit for Life rider are described below:
Partial Withdrawals: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge and any market value adjustment.

Waiting period: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

Guaranteed Benefit Amount (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

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The GBA is determined at the following times, calculated as described:

•	At contract issue — the GBA is equal to the initial purchase payment.

•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.

(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

•	At contract issue — the RBA is equal to the initial purchase payment.

•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.

(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

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2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

•	At contract issue — the GBP is established as 7% of the GBA value.

•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.

•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBP remains unchanged.

(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

Remaining Benefit Payment (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).

•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.

•	When you make any partial withdrawal — the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract’s

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life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

Annual Lifetime Payment Attained Age (ALPAA): The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

Annual Lifetime Payment (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see “At Death” heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

•	The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.

•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

•	When you make a partial withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

•	When you make a partial withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the RALP — the ALP remains unchanged.

(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

The RALP is determined at the following times:

•	The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.

(b)	At any other time — the RALP is established equal to the ALP.

•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.

•	At the beginning of any other contract year — the RALP is set equal to ALP.

•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

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•	When you make any partial withdrawal — the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and the amount available for future partial withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

•	The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

•	If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

•	Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

•	The RALP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

(b)	At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

Spousal Option to Continue the Contract: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

•	The GBA, RBA, and GBP values remain unchanged.

•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches

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age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

Spousal Continuation Step Up: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse’s investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse’s request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

•	If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1)	The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

(a)	the remaining schedule of GBPs until the RBA equals zero; or

(b)	the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4)	The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

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•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate; and

•	The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

At Death: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see “Benefits in Case of Death”) or the annuity payout option (see “Guaranteed Withdrawal Benefit Annuity Payout Option” heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change: If the contract changes ownership (see “Changing Ownership”), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

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Guaranteed Withdrawal Benefit Annuity Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life® rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1.	Annuity payouts under an annuity payout plan will terminate the rider.

2.	Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

Example #1: Covered person has not reached age 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000.

•	You are the sole owner and also the annuitant. You are age 60.

•	You make no additional payments to the contract.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit						Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP	ALP			RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000	$	N/A		$	N/A

0.5	0	7,000	92,000	100,000		93,000		7,000	0		N/A			N/A

1	0	0	91,000	100,000		93,000		7,000	7,000		N/A			N/A

1.5	0	7,000	83,000	100,000		86,000		7,000	0		N/A			N/A

2	0	0	81,000	100,000		86,000		7,000	7,000		N/A			N/A

5	0	0	75,000	100,000		86,000		7,000	7,000		5,160	(1)		5,160	(1)

5.5	0	5,160	70,000	100,000		80,840		7,000	1,840		5,160			0

6	0	0	69,000	100,000		80,840		7,000	7,000		5,160			5,160

6.5	0	7,000	62,000	100,000		73,840		7,000	0		3,720	(2)		0

7	0	0	70,000	100,000		73,840		7,000	7,000		4,200			4,200

7.5	0	10,000	51,000	51,000	(3)	51,000	(3)	3,570	0		3,060	(3)		0

8	0	0	55,000	55,000		55,000		3,850	3,850		3,300			3,300

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1)	The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 155

(2)	The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3)	The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

 156  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Example #2: Covered person has reached 65 at the time the contract and rider are purchased.

Assumptions:

•	You purchase the contract with a payment of $100,000.

•	You are the sole owner and also the annuitant. You are age 65.

•	You make no additional payments to the contract.

•	Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in bold.

			Hypothetical
Contract			Assumed
Duration	Purchase	Partial	Contract	Basic Withdrawal Benefit							Lifetime Withdrawal Benefit
in Years	Payments	Withdrawals	Value	GBA		RBA		GBP	RBP		ALP		RALP

At Issue	$100,000	$ N/A	$100,000	$100,000		$100,000		$7,000	$7,000		$6,000		$6,000

1	0	0	105,000	105,000		105,000		7,350	7,000	(1)	6,300		6,000	(1)

2	0	0	110,000	110,000		110,000		7,700	7,000	(1)	6,600		6,000	(1)

3	0	0	110,000	110,000		110,000		7,700	7,700	(2)	6,600		6,600	(2)

3.5	0	6,600	110,000	110,000		103,400		7,700	1,100		6,600		0

4	0	0	115,000	115,000		115,000		8,050	8,050		6,900		6,900

4.5	0	8,050	116,000	115,000		106,950		8,050	0		6,900	(3)	0

5	0	0	120,000	120,000		120,000		8,400	8,400		7,200		7,200

5.5	0	10,000	122,000	120,000	(4)	110,000	(4)	8,400	0		7,200	(4)	0

6	0	0	125,000	125,000		125,000		8,750	8,750		7,500		7,500

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1)	The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2)	On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3)	The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4)	The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 157

Appendix J: Guarantor Withdrawal Benefit Rider Disclosure

GUARANTOR® WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor® Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

Rider A

•	you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource rider and/or the Guarantor Withdrawal Benefit for Life rider are/were not available;

•	you and the annuitant were 79 or younger on the date the contract was issued.

Rider B (no longer available for purchase)

•	you purchased your contract prior to April 29, 2005;

•	the rider was available in your state; and

•	you and the annuitant were 79 or younger on the date the contract was issued.

(1)	The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP — the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an “excess withdrawal” under the rider. If you make an excess withdrawal under the rider:

•	surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

•	the guaranteed benefit amount will be adjusted as described below; and

•	the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see “Charges — Surrender Charge”). Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Surrenders”).

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuitization start date. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see “Elective Step Up” and “Annual Step Up” below), the special spousal continuation step up election (see “Spousal Continuation and Special Spousal Continuation Step Up” below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).

 158  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

•	Investment Allocation Restrictions: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds”). If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see “Appendix H: Asset Allocation Program for Contracts Purchased Before May 1, 2006”), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. This limits your choice of subaccounts, one-year fixed account and GPAs (if available) to investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with the Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see “Charges — Surrender Charge”). The FA may be greater than GBP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

•	Rider A — Limitations on Purchase of Other Riders under this Contract: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.

•	Non-Cancelable: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or after the annuitization start date.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

•	Tax Considerations for Non-Qualified Annuities: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.

For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

(1)	If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2)	Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3)	Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4)	Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)	determined by us each calendar year;

(2)	based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 159

(3)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

1.	an individual retirement annuity (Section 408(b));

2.	a Roth individual retirement account (Section 408A);

3.	a Simplified Employee Pension plan (Section 408(k));

4.	a tax-sheltered annuity rollover (Section 403(b)).

We reserve the right to modify our administrative practice described above and will give you 30 days’ written notice of any such change.

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

The terms “Guaranteed Benefit Amount” and “Remaining Benefit Amount” are described below. Each is used in the operation of the GBP, the RBP, the elective step up, the annual step up, the special spousal continuation step up and the Guaranteed Withdrawal Benefit Annuity Payout Option.

Guaranteed Benefit Amount
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

•	At contract issue — the GBA is equal to the initial purchase payment;

•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).

•	When you make a partial withdrawal:

(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

(c)	under the original rider in a contract year after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

 160  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

•	At contract issue — the RBA is equal to the initial purchase payment;

•	When you make additional purchase payments — each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

•	At step up — (see “Elective Step Up” and “Annual Step Up” headings below).

•	When you make a partial withdrawal:

(a)	and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP — the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

(b)	and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

(c)	under the original rider after a step up but before the third contract anniversary — the following excess withdrawal processing will be applied to the RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment’s RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Rider A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

Rider B: Under both the original and enhanced riders, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

Remaining Benefit Payment
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 161

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment’s GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

Elective Step Up (under the original rider only)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

•	if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

•	if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

•	if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the “Guaranteed Benefit Amount” and “Remaining Benefit Amount” headings above; and

•	you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

Rider A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

•	The effective date of the elective step up is the valuation date we receive your written request to step up.

•	The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

Rider B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

•	The effective date of the elective step up is the contract anniversary.

•	The RBA will be increased to an amount equal to the contract anniversary value.

•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

•	The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

•	The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

Annual Step Up (under the enhanced rider only)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

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•	The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

•	If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

•	You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

•	The RBA will be increased to an amount equal to the contract value on the step up date.

•	The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

•	The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

•	The RBP will be reset as follows:

(a)	Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

(b)	At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

Spousal Continuation and Special Spousal Continuation Step Up
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

Rider A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse’s election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse’s written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days’ written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

Rider B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse’s written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse’s written request to continue the contract and the death benefit that would otherwise have been paid.

Guaranteed Withdrawal Benefit Annuity Payout Option
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 163

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

If Contract Value Reduces to Zero
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

•	you will be paid according to the annuity payout option described above;

•	we will no longer accept additional purchase payments;

•	you will no longer be charged for the rider;

•	any attached death benefit riders will terminate; and

•	the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor® Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (applies to Rider A and Rider B)
Assumption:

•	You purchase the contract with a payment of $100,000.

The Guaranteed Benefit Amount (GBA) equals your purchase payment:	$100,000
The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
0.07 × $100,000 =	$7,000
The Remaining Benefit Amount (RBA) equals your purchase payment:	$100,000
On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$110,000
The GBA equals 100% of your contract value:	$110,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $110,000 =	$7,700
During the fourth contract year you decide to take a partial withdrawal of $7,700.
You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
$110,000 – $7,700 =	$102,300
The GBA equals the GBA immediately prior to the partial withdrawal:	$110,000
The GBP equals 7% of your GBA:
0.07 × $110,000 =	$7,700
On the fourth contract anniversary you make an additional purchase payment of $50,000.
The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
$102,300 + $50,000 =	$152,300
The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
$110,000 + $50,000 =	$160,000
The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
$7,700 + $3,500 =	$11,200

 164  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
The RBA equals 100% of your contract value:	$200,000
The GBA equals 100% of your contract value:	$200,000
The GBP equals 7% of your stepped-up GBA:
0.07 × $200,000 =	$14,000
During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

(1) your contract value immediately following the partial withdrawal;
$230,000 – $20,000 =	$210,000
OR
(2) your prior RBA less the amount of the partial withdrawal.
$200,000 – $20,000 =	$180,000
Reset RBA = lesser of (1) or (2) =	$180,000
The GBA gets reset to the lesser of:
(1) your prior GBA	$200,000
OR
(2) your contract value immediately following the partial withdrawal;
$230,000 – $20,000 =	$210,000
Reset GBA = lesser of (1) or (2) =	$200,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $200,000 =	$14,000
During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

(1) your contract value immediately following the partial withdrawal;
$175,000 – $25,000 =	$150,000
OR
(2) your prior RBA less the amount of the partial withdrawal.
$180,000 – $25,000 =	$155,000
Reset RBA = lesser of (1) or (2) =	$150,000
The GBA gets reset to the lesser of:
(1) your prior GBA;	$200,000
OR
(2) your contract value immediately following the partial withdrawal;
$175,000 – $25,000 =	$150,000
Reset GBA = lesser of (1) or (2) =	$150,000
The Reset GBP is equal to 7% of your Reset GBA:
0.07 × $150,000 =	$10,500

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 165

Appendix K : Example — Income Assurer Benefit Riders

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

•	Income Assurer Benefit – MAV;

•	Income Assurer Benefit – 5% Accumulation Benefit Base; or

•	Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

Here are some general terms that are used to describe the Income Assurer Benefit riders in the sections below:

Guaranteed Income Benefit Base: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

Excluded Investment Options: These investment options are listed in your contract under contract data and will include the Columbia Variable Portfolio – Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders’ variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.

Excluded Payments: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

Proportionate Adjustments for Partial Withdrawals: These are calculated as the product of (a) times (b) where:

(a)	is the ratio of the amount of the partial withdrawal (including any surrender charges or MVA) to the contract value on the date of (but prior to) the partial withdrawal; and

(b)	is the benefit on the date of (but prior to) the partial withdrawal.

Protected Investment Options: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit – 5% Accumulation Benefit Base and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base.

Waiting Period: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your PN program investment option to one that causes the rider charge to increase.

The following are general provisions that apply to each Income Assurer Benefit:

Exercising the Rider
Rider exercise conditions are:

•	you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;

•	the annuitant on the annuitization start date must be between 50 to 86 years old; and

 166  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

•	you can only take an annuity payment in one of the following annuity payout plans:

Plan A —	Life Annuity – No Refund;

Plan B —	Life Annuity with Ten or Twenty Years Certain;

Plan D —	Joint and Last Survivor Life Annuity – No Refund; Joint and Last Survivor Life Annuity with Twenty Years Certain; or

Plan E —	Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

•	If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

•	If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see “The Annuity Payout Period — Annuity Tables”). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt–1 (1 + i) 1.05	= Pt

Pt–1	= prior annuity payout
Pt	= current annuity payout
i	= annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1)	For all other contracts, the guaranteed annuity purchase rates are based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale G and a 2.0% interest rate.

Terminating the Rider
Rider termination conditions are:

•	you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

•	you may terminate the rider any time after the expiration of the waiting period;

•	the rider will terminate on the date you make a full surrender from the contract, on the annuitization start date, or on the date that a death benefit is payable; and

•	the rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.

•	when a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 167

You may select one of the Income Assurer Benefit riders described below:
Income Assurer Benefit – MAV
The guaranteed income benefit base for the Income Assurer Benefit – MAV is the greater of these three values:

1.	contract value; or

2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3.	the maximum anniversary value.

Maximum Anniversary Value (MAV) — is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)	current contract value; or

(b)	total payments made to the contract minus proportionate adjustments for partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant’s 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:

1.	contract value less the market value adjusted excluded payments; or

2.	total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

3.	the MAV, less market value adjusted excluded payments.

Market Value Adjusted Excluded Payments are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial surrenders occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

Income Assurer Benefit – 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – 5% Accumulation Benefit Base is the greater of these three values:

1.	contract value; or

2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders; or

3.	the 5% variable account floor.

5% Variable Account Floor — is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit® 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

•	the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

•	an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted surrenders and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant’s 81st birthday, we increase the variable account floor by adding the amount (“roll-up amount”) equal to 5% of the prior contract anniversary’s variable account floor.

The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a)	is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current surrender or transfer; and

(b)	is the ratio of the amount of the transfer or surrender to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current surrender or transfer.

 168  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant’s 81st birthday is zero.

Adjusted surrenders and adjusted transfers for the variable account floor are equal to the amount of the surrender or transfer from the protected investment options as long as the sum of the surrenders and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current surrender or transfer from the protected investment options plus the sum of all prior surrenders and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a)	is the roll-up amount from the prior contract anniversary less the sum of any surrenders and transfers made from the protected investment options in the current policy year but prior to the current surrender or transfer. However, (a) can not be less than zero; and

(b)	is the variable account floor on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a); and

(c)	is the ratio of [the amount of the current surrender (including any surrender charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current surrender or transfer from the protected investment options less the value from (a)].

If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of these three values:

1.	contract value less the market value adjusted excluded payments (described above); or

2.	total purchase payments less excluded payments, less proportionate adjustments for partial surrenders; or

3.	the 5% variable account floor, less 5% adjusted excluded payments.

5% Adjusted Excluded Payments are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base
The guaranteed income benefit base for the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1.	the contract value;

2.	the total purchase payments made to the contract minus proportionate adjustments for partial surrenders;

3.	the MAV (described above); or

4.	the 5% variable account floor (described above).

If we exercise our right to not reflect excluded payments in the calculation of the guaranteed income benefit base, we will calculate the guaranteed income benefit base as the greatest of:

1.	contract value less the market value adjusted excluded payments (described above);

2.	total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

3.	the MAV, less market value adjusted excluded payments (described above); or

4.	the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract’s standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. The contract values shown are hypothetical and do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as “protected investment options”) and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity – No Refund.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 169

Remember that the riders require you to choose a PN program investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio – Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit – 5% Accumulation Benefit Base rider and the Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.

Assumptions:

•	You purchase the contract during the 2006 calendar year with a payment of $100,000; and

•	you invest all contract value in the subaccounts (protected investment options); and

•	you make no additional purchase payments, partial surrenders or changes in PN program investment option; and

•	the annuitant is male and age 55 at contract issue; and

•	the joint annuitant is female and age 55 at contract issue.

Example — Income Assurer Benefit – MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

	Assumed		Maximum	Guaranteed
Contract	Contract	Purchase	Anniversary	Income Benefit
Anniversary	Value	Payments	Value (MAV)(1)	Base – MAV(2)

1	$108,000	$100,000	$108,000	$108,000
2	125,000	none	125,000	125,000
3	132,000	none	132,000	132,000
4	150,000	none	150,000	150,000
5	85,000	none	150,000	150,000
6	121,000	none	150,000	150,000
7	139,000	none	150,000	150,000
8	153,000	none	153,000	153,000
9	140,000	none	153,000	153,000
10	174,000	none	174,000	174,000
11	141,000	none	174,000	174,000
12	148,000	none	174,000	174,000
13	208,000	none	208,000	208,000
14	198,000	none	208,000	208,000
15	203,000	none	208,000	208,000

(1)	The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – MAV does not create contract value or guarantee the performance of any investment option.

 170  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:

	Standard Provisions			IAB – MAV Provisions

Contract		New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Assumed	Plan B – Life with	Plan B – Life with	IAB – MAV	Plan B – Life with	Plan B – Life with
at Exercise	Contract Value	10 Years Certain(2)	10 Years Certain(2)	Benefit Base	10 Years Certain(2)	10 Years Certain(2)

10	$174,000	$772.56	$774.30	$174,000	$772.56	$774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	174,000	812.58	814.32
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:

	Standard Provisions			IAB – MAV Provisions

Contract		New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Assumed	Plan D – Last	Plan D – Last	IAB – MAV	Plan D – Last	Plan D – Last
at Exercise	Contract Value	Survivor No Refund(2)	Survivor No Refund(2)	Benefit Base	Survivor No Refund(2)	Survivor No Refund(2)

10	$174,000	$629.88	$622.92	$174,000	$629.88	$622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	174,000	657.72	650.76
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 171

Example — Income Assurer Benefit – 5% Accumulation Benefit Base

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

				Guaranteed
				Income
	Assumed			Benefit Base –
Contract	Contract	Purchase	5% Accumulation	5% Accumulation
Anniversary	Value	Payments	Benefit Base(1)	Benefit Base(2)

1	$108,000	$100,000	$105,000	$108,000
2	125,000	none	110,250	125,000
3	132,000	none	115,763	132,000
4	150,000	none	121,551	150,000
5	85,000	none	127,628	127,628
6	121,000	none	134,010	134,010
7	139,000	none	140,710	140,710
8	153,000	none	147,746	153,000
9	140,000	none	155,133	155,133
10	174,000	none	162,889	174,000
11	141,000	none	171,034	171,034
12	148,000	none	179,586	179,586
13	208,000	none	188,565	208,000
14	198,000	none	197,993	198,000
15	203,000	none	207,893	207,893

(1)	The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:

	Standard Provisions			IAB – 5% RF Provisions

Contract		New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Assumed	Plan B – Life with	Plan B – Life with	IAB – 5% RF	Plan B – Life with	Plan B – Life with
at Exercise	Contract Value	10 Years Certain(2)	10 Years Certain(2)	Benefit Base	10 Years Certain(2)	10 Years Certain(2)

10	$174,000	$772.56	$774.30	$174,000	$772.56	$774.30
11	141,000	641.55	642.96	171,034	778.20	779.91
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	198,000	974.16	976.14
15	203,000	1,025.15	1,027.18	207,893	1,049.86	1,051.94

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

 172  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:

	Standard Provisions			IAB – 5% RF Provisions

Contract		New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Assumed	Plan D – Last	Plan D – Last	IAB – 5% RF	Plan D – Last	Plan D – Last
at Exercise	Contract Value	Survivor No Refund(2)	Survivor No Refund(2)	Benefit Base	Survivor No Refund(2)	Survivor No Refund(2)

10	$174,000	$629.88	$622.92	$174,000	$629.88	$622.92
11	141,000	521.70	516.06	171,034	632.83	625.98
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	198,000	786.06	778.14
15	203,000	826.21	818.09	207,893	846.12	837.81

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

Example — Income Assurer Benefit – Greater of MAV or 5% Accumulation Benefit Base

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

					Guaranteed
					Income
					Benefit Base –
					Greater of
	Assumed		Maximum		MAV or 5%
Contract	Contract	Purchase	Anniversary	5% Accumulation	Accumulation
Anniversary	Value	Payments	Value(1)	Benefit Base(1)	Benefit Base(2)

1	$108,000	$100,000	$108,000	$105,000	$108,000
2	125,000	none	125,000	110,250	125,000
3	132,000	none	132,000	115,763	132,000
4	150,000	none	150,000	121,551	150,000
5	85,000	none	150,000	127,628	150,000
6	121,000	none	150,000	134,010	150,000
7	139,000	none	150,000	140,710	150,000
8	153,000	none	153,000	147,746	153,000
9	140,000	none	153,000	155,133	155,133
10	174,000	none	174,000	162,889	174,000
11	141,000	none	174,000	171,034	174,000
12	148,000	none	174,000	179,586	179,586
13	208,000	none	208,000	188,565	208,000
14	198,000	none	208,000	197,993	208,000
15	203,000	none	208,000	207,893	208,000

(1)	The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2)	The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base – Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 173

Plan B – Life Annuity with 10 Years Certain
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B – Life Annuity with 10 Years Certain would be:

	Standard Provisions			IAB – Max Provisions

Contract		New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Assumed	Plan B – Life with	Plan B – Life with	IAB – Max	Plan B – Life with	Plan B – Life with
at Exercise	Contract Value	10 Years Certain(2)	10 Years Certain(2)	Benefit Base	10 Years Certain(2)	10 Years Certain(2)

10	$174,000	$772.56	$774.30	$174,000	$772.56	$774.30
11	141,000	641.55	642.96	174,000	791.70	793.44
12	148,000	691.16	692.64	179,586	838.66	840.46
13	208,000	996.32	998.40	208,000	996.32	998.40
14	198,000	974.16	976.14	208,000	1,023.36	1,025.44
15	203,000	1,025.15	1,027.18	208,000	1,050.40	1,052.48

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

Plan D – Joint and Last Survivor Life Annuity – No Refund
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D – Joint and Last Survivor Life Annuity – No Refund would be:

	Standard Provisions			IAB – Max Provisions

Contract	Assumed	New Table(1)	Old Table(1)		New Table(1)	Old Table(1)
Anniversary	Contract	Plan D – Last	Plan D – Last	IAB – Max	Plan D – Last	Plan D – Last
at Exercise	Value	Survivor No Refund(2)	Survivor No Refund(2)	Benefit Base	Survivor No Refund(2)	Survivor No Refund(2)

10	$174,000	$629.88	$622.92	$174,000	$629.88	$622.92
11	141,000	521.70	516.06	174,000	643.80	636.84
12	148,000	559.44	553.52	179,586	678.83	671.65
13	208,000	807.04	796.64	208,000	807.04	796.64
14	198,000	786.06	778.14	208,000	825.76	817.44
15	203,000	826.21	818.09	208,000	846.56	838.24

(1)	Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the “2000 Individual Annuitant Mortality Table A” (New Table), subject to state approval. Previously, our calculations were based on the “1983 Individual Annuity Mortality Table A” (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2)	The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

 174  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Appendix L: Example — Accumulation Protector Benefit Rider

Example — Accumulation Protector Benefit Rider

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option.

				Initial payment	100,000
					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	$0	$0	$100,000	$0	$112,000

2	0	0	102,400	0	128,000

3	0	0	108,000	0	135,000

4	0	0	108,000	0	125,000

5	0	0	108,000	0	110,000

6	2,000	1,964	106,036	0	122,000

7	0	0	112,000	0	140,000

8	0	0	112,000	0	121,000

9	5,000	4,628	107,372	0	98,000

10	0	0	107,372	22,372	85,000

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 175

Appendix M: SecureSource Rider Disclosure

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

•	SecureSource – Single Life; or

•	SecureSource – Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource – Single Life rider covers one person. The SecureSource – Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

•	your contract application was signed on or after May 1, 2007; and

•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See “Rider Termination” heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

•	Single Life: you have recovered at minimum all of your purchase payments or, if later, until death (see “At Death” heading below) — even if the contract value is zero.

•	Joint Life: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below), even if the contract value is zero.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see “Waiting period” heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1)	The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See “Rider Termination” heading below). Key terms associated with the basic withdrawal benefit are “Guaranteed Benefit Payment (GBP)”, “Remaining Benefit Payment (RBP)”, “Guaranteed Benefit Amount (GBA)” and “Remaining Benefit Amount (RBA).” See these headings below for more information.

(2)	The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

•	Single Life: death (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below);

•	Joint Life: death of the last surviving covered spouse (see “At Death” heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See “Rider Termination” heading below).

Key terms associated with the lifetime withdrawal benefit are “Annual Lifetime Payment (ALP)”, “Remaining Annual Lifetime Payment (RALP)”, “Single Life only: Covered Person”, “Joint Life only: Covered Spouses” and “Annual Lifetime Payment Attained Age (ALPAA).” See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

•	Single Life: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);

 176  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

•	Joint Life: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

•	Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

•	After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

•	Single Life: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

•	Joint Life: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Surrenders”).

The rider’s guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see “Annual Step Up” heading below). If you exercise the annual step up election, the spousal continuation step up election (see “Spousal Continuation Step Up” heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see “Charges”).

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

•	Lifetime Withdrawal Benefit Limitations: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a)	Single Life: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see “At Death” heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

(i)	There are multiple contract owners — when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 177

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c)	When the lifetime withdrawal benefit is first established, the initial ALP is based on

(i)	Single Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below), unless there has been a spousal continuation or ownership change; or

(ii)	Joint Life: the basic withdrawal benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below).

Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase.

The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a)	the total GBA will be reset to the lesser of its current value or the contract value; and

(b)	the total RBA will be reset to the lesser of its current value or the contract value; and

(c)	the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.

•	Limitations on Purchase of Other Riders under your Contract: You may elect only the SecureSource – Single Life rider or the SecureSource – Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.

•	Non-Cancelable: Once elected, the SecureSource rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource – Joint Life rider continues for the covered

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spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner’s death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

Key terms and provisions of the SecureSource rider are described below:
Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

Waiting period: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.

Guaranteed Benefit Amount (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see

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“Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

•	At contract issue — the GBA is equal to the initial purchase payment.

•	When you make additional purchase payments — each additional purchase payment has its own GBA equal to the amount of the purchase payment.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged.

(b)	is greater than the total RBP — GBA excess withdrawal processing will be applied to the GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

Remaining Benefit Amount (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

•	At contract issue — the RBA is equal to the initial purchase payment.

•	When you make additional purchase payments — each additional purchase payment has its own RBA initially set equal to that payment’s GBA (the amount of the purchase payment).

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment’s RBA is reduced in proportion to its RBP.

(b)	is greater than the total RBP — RBA excess withdrawal processing will be applied to the RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

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2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment’s RBA or 7% of that payment’s GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

•	At contract issue — the GBP is established as 7% of the GBA value.

•	At each contract anniversary — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value.

•	When you make additional purchase payments — each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When an individual RBA is reduced to zero — the GBP associated with that RBA will also be reset to zero.

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment’s GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the total RBP — the GBP remains unchanged.

(b)	is greater than the total RBP — each payment’s GBP is reset to the lesser of that payment’s RBA or 7% of that payment’s GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

•	At the beginning of each contract year during the waiting period and prior to any withdrawal — the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

•	At the beginning of any other contract year — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

•	When you make additional purchase payments — each additional purchase payment has its own RBP equal to that payment’s GBP.

•	At step up — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract” heading below).

•	When an individual RBA is reduced to zero — the RBP associated with that RBA will also be reset to zero.

•	When you make any withdrawal — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

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Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment Attained Age (ALPAA):

•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.

Annual Lifetime Payment (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

•	Single Life: death; or

•	Joint Life: death of the last surviving covered spouse; or

•	the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see “Waiting Period” heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

The ALP is determined at the following times:

•	Single Life: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 — the ALP is established as 6% of the total RBA.

•	Joint Life: The ALP is established as 6% of the total RBA on the earliest of the following dates:

(a)	the rider effective date if the younger covered spouse has already reached age 65.

(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.

(c)	upon the first death of a covered spouse, then

(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.

(d)	Following dissolution of marriage of the covered spouses,

(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

•	When you make additional purchase payments — each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	Single Life: At spousal continuation or contract ownership change — (see “Spousal Option to Continue the Contract” and “Contract Ownership Change” headings below).

•	When you make a withdrawal during the waiting period and after a step up — Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

•	When you make a withdrawal at any time and the amount withdrawn is:

(a)	less than or equal to the RALP — the ALP remains unchanged.

(b)	is greater than the RALP — ALP excess withdrawal processing will be applied to the ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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20% Rider Credit (for contracts with applications signed on or after June 1, 2008)
If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

•	increase by the amount of any purchase payments received on or after the third rider anniversary.

•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

•	be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

•	The total RBA is reduced to zero.

•	You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.

Increase in ALP because of the Enhanced Lifetime Base (for contracts with applications signed on or after June 1, 2008)
As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

The RALP is determined at the following times:

•	The RALP is established at the same time as the ALP, and:

(a)	During the waiting period and prior to any withdrawals — the RALP is established equal to 6% of purchase payments.

(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

•	At the beginning of each contract year during the waiting period and prior to any withdrawals — the RALP is set equal to the total purchase payments, multiplied by 6%.

•	At the beginning of any other contract year — the RALP is set equal to ALP.

•	When you make additional purchase payments — each additional purchase payment increases the RALP by 6% of the purchase payment amount.

•	At step ups — (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

•	When you make any withdrawal — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal

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processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

Step Up Date: The date any step up becomes effective, and depends on the type of step up being applied (see “Annual Step Up” and “Spousal Continuation Step Up” headings below).

Annual Step Up: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

•	The annual step up is effective on the step up date.

•	Only one step up is allowed each contract year.

•	If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

•	On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

•	If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day. If you request an elective step up or the elective spousal continuation step up on or after Dec. 18, 2013, the fee that will apply to your rider will correspond to the fund in which you are invested at that time (see “Optional Living benefit Charges — SecureSource Rider fee”). Before you elect a step up resulting in an increased rider fee, you should carefully consider the benefit of the contract value gains you are locking-in and the increased rider fee compared to your other options including whether it is appropriate to consider moving to a fund with a lower corresponding rider fee.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

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(b)	At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

•	The RALP will be reset as follows:

(a)	During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

(b)	At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource – Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

•	The GBA, RBA and GBP values remain unchanged.

•	The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation — the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

•	If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation — the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation — the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 65 or older as of the date of continuation — the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource – Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

Spousal Continuation Step Up: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see “Annual Step-Up” heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse’s written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

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If Contract Value Reduces to Zero: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1)	The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

(c)	Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2)	The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

(a)	the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

(c)	Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

•	Single Life: covered person;

•	Joint Life: last surviving covered spouse.

Under any of these scenarios:

•	The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate; and

•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

•	If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

•	If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

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•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change:
Single Life: If the contract changes ownership (see “Changing Ownership”), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

•	If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

•	If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

•	If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date — the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

•	If the ALP has been established and the new covered person is age 65 or older as of the ownership change date — the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

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Guaranteed Withdrawal Benefit Annuity Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1.	Single Life: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2.	Joint Life: After the death benefit is payable the rider will terminate if:

(a) any one other than a covered spouse continues the contract, or

(b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3.	Annuity payouts under an annuity payout plan will terminate the rider.

4.	Termination of the contract for any reason will terminate the rider.

5.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

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Appendix N: SecureSource 20 Rider Disclosure

SECURESOURCE 20 RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary values. The SecureSource 20 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider.

There are two optional SecureSource 20 riders available under your contract:

•	SecureSource 20 — Single Life; or

•	SecureSource 20 — Joint Life.

The information in this section applies to both Secure Source 20 riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 20 — Single Life rider covers one person. The SecureSource 20 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 20 — Single Life rider or the SecureSource 20 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 20 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:

•	your contract application is signed on or after Aug. 10, 2009, but prior to Nov. 30, 2009; and

•	Single Life: you and the annuitant are 80 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource 20 riders are not available under an inherited qualified annuity.

The SecureSource 20 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

•	Single Life: until death (see “At Death” heading below) or until the depletion of the basic benefit.

•	Joint Life: until the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource 20 rider are:

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (Joint Life: the death of both covered spouses). After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

Annual Lifetime Payment Attained Age (ALPAA): the age at which the lifetime benefit is established.

Enhanced Lifetime Base (ELB): used in the calculation of the ALP on the later of the ELB date or the establishment of the ALP. The ELB cannot be withdrawn or annuitized and is not payable as a death benefit.

Guaranteed Benefit Amount (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see “Guaranteed Benefit Payment” below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

Guaranteed Benefit Payment (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

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Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

Remaining Benefit Amount (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract’s life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

Remaining Benefit Payment (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

Waiting period: The period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

Withdrawal Adjustment Base (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

Withdrawal: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

DESCRIPTION OF THE SECURESOURCE 20 RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

•	Single Life: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” heading below);

•	Joint Life: on the rider anniversary date after the younger covered spouse reaches age 65, or on the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see “Annual Lifetime Payment Attained Age (ALPAA)” and “Annual Lifetime Payments (ALP)” headings below).

The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an “excess withdrawal” under the rider. Excess withdrawals trigger an adjustment of a benefit’s guaranteed amount, which may cause it to be reduced (see “GBA Excess Withdrawal Processing,” “RBA Excess Withdrawal Processing,” and “ALP Excess Withdrawal Processing” headings below).

Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge or any market value adjustment. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see “Charges — Surrender Charges”). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. Market value adjustments, if applicable, will also be made (see “Guarantee Period Accounts (GPAs) — Market Value Adjustment”). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see “Benefits in Case of Death”). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see “Making the Most of Your Contract — Withdrawals”).

Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary.

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Subject to conditions and limitations, if no withdrawals are taken prior to the third rider anniversary, the 20% rider credit may increase the lifetime benefit (if already established) or the Enhanced Lifetime Base (ELB) may increase the lifetime benefit (when established).

The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP, RALP and ELB. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE 20 RIDER CONSIDERATIONS
You should consider whether a SecureSource 20 rider is appropriate for you taking into account the following considerations:

•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:

(a)	Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner or annuitant even if the covered person is still living (see “At Death” heading below). Therefore, the rider will terminate when a death benefit becomes payable. This possibility may present itself when:

(i)	There are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living; or

(ii)	The owner and the annuitant are not the same persons — if the annuitant dies before the owner, the lifetime benefit terminates even though the owner is still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

(b)	Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

(c)	If the lifetime benefit is first established prior to the third rider anniversary, the initial ALP is based on the basic benefit’s RBA at that time (see “Annual Lifetime Payment (ALP)” heading below). If the lifetime benefit is first established on/after the third rider anniversary, the initial ALP is based on the greater of the basic benefit’s RBA and the ELB at that time. Any withdrawal you take before the ALP is established reduces the RBA and ELB and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d)	Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time and you will not receive 20% credit offered under this rider. Any withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.

•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. We have the right to add, remove, or substitute approved investment options in the future. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to the investment options you have selected. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model

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portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:

(a)	the total GBA will be reset to the contract value, if your contract value is less; and

(b)	the total RBA will be reset to the contract value, if your contract value is less; and

(c)	the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under “GBP Percentage and ALP Percentage” heading below) times the contract value, if this amount is less than the current ALP; and

(d)	the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e)	the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

(f)	the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

(g)	the WAB will be reset as follows:

•	if the ALP has not been established, the WAB will be equal to the reset GBA.

if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage; and

(h)	the ELB, if greater than zero, will be reset to the contract value, if your contract value is less.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Non-Cancelable: Once elected, the SecureSource 20 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource 20 – Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 20 – Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. The annuitant must also be an owner. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource 20 – Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract’s FA provision that exceeds

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the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

BASIC BENEFIT DESCRIPTION
The GBA and RBA are determined at the following times, subject to the maximum amount of $5,000,000, calculated as described:

•	At contract issue — the GBA and RBA are equal to the initial purchase payment.

•	When you make additional purchase payments — If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment.

•	At step up — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When an individual RBA is reduced to zero — the GBA that is associated with that RBA will also be set to zero.

•	When you take a withdrawal during the waiting period — the total GBA and total RBA will be set equal to zero until the end of the waiting period.

•	When you take a withdrawal after the waiting period and the amount withdrawn is:

(a)	less than or equal to the total RBP — the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment’s GBA remain unchanged, and each payment’s RBA is reduced in proportion to its RBP.

(b)	greater than the total RBP — excess withdrawal processing will be applied to the GBA and RBA.

•	On the rider anniversary at the end of the waiting period — If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.

If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

•	Upon certain changes to your PN program investment options under the PN program as described under “Use of Portfolio Navigator Program Required,” above.

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GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment’s GBA after the withdrawal will be reset to equal that payment’s RBA after the withdrawal plus (a) times (b), where:

(a)	is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b)	is each payment’s GBA before the withdrawal less that payment’s RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment’s RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment’s RBA will be reset in the following manner:

1.	The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2.	The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP Percentage and ALP Percentage: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP Percentage and ALP Percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns, the deduction of fees and the 20% credit could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

1 − (a/b)

a = contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP Percentage and ALP Percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP Percentage and ALP Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP Percentage and ALP Percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

(1)	when the RBA Payout Option is elected, or

(2)	if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP Percentage used to determine your ALP going forward will be either 6% or 5%), or

(3)	when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP Percentage and ALP Percentage may be set by us to 6% if more favorable to you.

Withdrawal Adjustment Base (WAB): One of the components used to determine GBP Percentage and ALP Percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

The WAB is determined at the following times, calculated as described:

•	At Rider Effective Date — the WAB is set equal to the initial purchase payment.

•	When a subsequent purchase payment is made — before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment.

•	When a withdrawal is taken — if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.

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Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

(A)	The WAB is reduced by an amount as calculated below:

a × b c	where:

a = the amount the contract value is reduced by the withdrawal

b = WAB on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal.

(B)	If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

•	On rider anniversaries — unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

(A)	If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

(B)	If you decline a rider fee increase and a withdrawal is taken during the waiting period, the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

•	Upon certain changes to your PN program investment option as described under “Use of Portfolio Navigator Program Required,” above.

•	On the later of the third rider anniversary or the rider anniversary when the ALP is established — unless you decline a rider fee increase, if the ELB is greater than zero, the WAB will be increased by an amount as calculated below, but not less than zero.

(A)	The ELB, minus

(B)	the greater of:

i)	your contract value, or

ii)	the ALP before the ELB is applied, divided by the ALP Percentage (if the ALP is established) or the total RBA (if the ALP is established on the third rider anniversary).

Guaranteed Benefit Payment (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment’s GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

Remaining Benefit Payment (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

The RBP is determined at the following times, calculated as described:

•	During the waiting period — the RBP will be zero.

•	At the beginning of any contract year after the waiting period and when the GBP Percentage changes — the RBP for each purchase payment is set equal to that purchase payment’s GBP.

•	When you make additional purchase payments after the waiting period — each additional purchase payment has its own RBP equal to the purchase payment, multiplied by the GBP Percentage.

•	At step up — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When you make any withdrawal after the waiting period — the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment’s RBP is reduced proportionately. If you withdraw an amount greater than the RBP, GBA excess

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withdrawal processing and RBA excess withdrawal processing are applied and the amount available for future withdrawals for the remainder of the contract’s life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment Attained Age (ALPAA):

•	Single Life: The covered person’s age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

•	Joint Life: The age of the younger covered spouse at which time the lifetime benefit is established.

Annual Lifetime Payment (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

•	Single Life: death; or

•	Joint Life: death of the last surviving covered spouse; or

•	the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

The ALP is determined at the following times:

•	Single Life: Initially the ALP is established on the earliest of the following dates:

(a)	the rider effective date if the covered person has already reached age 65.

(b)	the rider anniversary following the date the covered person reaches age 65,

–	if during the waiting period and no prior withdrawal has been taken; or

–	if after the waiting period.

(c)	the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

•	Joint Life: Initially the ALP is established on the earliest of the following dates:

(a)	the rider effective date if the younger covered spouse has already reached age 65.

(b)	the rider anniversary on/following the date the younger covered spouse reaches age 65.

(c)	upon the first death of a covered spouse, then

(1)	the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or

(2)	the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65; or

(3)	the rider anniversary on/following the date the surviving covered spouse reaches age 65.

(d)	Following dissolution of marriage of the covered spouses,

(1)	the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

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(2)	the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

If the ALP is established prior to the third rider anniversary, the ALP is set equal to the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above). If the ALP is established on or following the third rider anniversary, the ALP is set equal to the ALP Percentage multiplied by the greater of the ELB or the total RBA.

•	Whenever the ALP Percentage changes —

(a)	If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

(b)	If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

•	When you make an additional purchase payment — Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, multiplied by the ALP Percentage.

•	When you make a withdrawal:

(a)	During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

(b)	After the waiting period, if the amount withdrawn is:

(i) less than or equal to the RALP, the ALP is unchanged.

(ii) greater than the RALP, ALP excess withdrawal processing will occur.

If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.

•	On the rider anniversary at the end of the waiting period — If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person (Joint Life: younger covered spouse) has reached age 65.

•	At step ups — (see “Annual Step Up” heading below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	Upon certain changes to your PN program investment option under the PN program as described under “Use of Portfolio Navigator Program Required,” above.

20% Rider Credit
If you do not make a withdrawal during the first three rider years and you don’t decline a rider fee increase, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic benefit or the contract value. Because step ups may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.

Enhanced Lifetime Base (ELB)
The enhanced lifetime base will be established initially on the third rider anniversary. If you do not decline a rider fee increase and you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years plus the 20% rider credit. If you make a withdrawal during the first three rider years or decline a rider fee increase, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.

The maximum enhanced lifetime base at any time is $5,000,000.

If the enhanced lifetime base is greater than zero, then it will:

•	increase by the amount of any purchase payments received on or after the third rider anniversary.

•	be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.

•	be set to the contract value (if your contract value is less), if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.

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If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:

•	The total RBA is reduced to zero.

•	You decline a rider fee increase.

The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn, annuitized or payable as a death benefit.

Increase in ALP because of the Enhanced Lifetime Base
If the ALP is already established, on the third rider anniversary, the ALP will be increased to equal the enhanced lifetime base multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.

ALP Excess Withdrawal Processing
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) multiplied by the contract value immediately following the withdrawal.

Remaining Annual Lifetime Payment (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

The RALP is determined at the following times:

•	The RALP is established at the same time as the ALP, and:

(a)	During the waiting period — the RALP will be zero.

(b)	At any other time — the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

•	At the beginning of each contract year after the waiting period and when the ALP Percentage changes — the RALP is set equal to the ALP.

•	When you make additional purchase payments after the waiting period — each additional purchase payment increases the RALP by the purchase payment, if applicable multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above).

•	At step ups — (see “Annual Step Up” headings below).

•	At spousal continuation — (see “Spousal Option to Continue the Contract upon Owner’s Death” heading below).

•	When you make any withdrawal after the waiting period — the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. If you withdraw an amount greater than the RALP, ALP excess withdrawal processing is applied and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The withdrawal is after the waiting period;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix E for additional information.

Annual Step Up: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn

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in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

•	You have not declined a rider fee increase.

•	If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

•	On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

•	The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

•	Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

•	The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

•	The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

•	The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

•	The total RBP will be reset as follows:

(a)	During the waiting period, the RBP will not be affected by the step up.

(b)	After the waiting period, the RBP will be reset to the increased GBP.

•	The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under “GBP Percentage and ALP Percentage” heading above), if greater than the current ALP.

•	The RALP will be reset as follows:

(a)	During the waiting period, the RALP will not be affected by the step up.

(b)	After the waiting period, the RALP will be reset to the increased ALP.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 20 — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 20 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Annual Step-Up” heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Withdrawal Provision of Your Contract: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If Contract Value Reduces to Zero: If the contract value reduces to zero, you will be paid in the following scenarios:

1)	The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

(a)	receive the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

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Joint Life: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2)	The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

(a)	the remaining schedule of GBPs until the RBA equals zero; or

(b)	Single Life: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

Joint Life: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4)	The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

•	Single Life: covered person;

•	Joint Life: last surviving covered spouse.

Under any of these scenarios:

•	The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

•	We will no longer accept additional purchase payments;

•	You will no longer be charged for the rider;

•	Any attached death benefit riders will terminate;

•	In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

•	Single Life: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

•	Joint Life: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource 20 rider and the contract will terminate under either of the following two scenarios:

•	If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

•	If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

At Death:
Single Life: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

•	If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

•	If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

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Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

•	If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

•	If the RBA equals zero, the benefit terminates. No further payments will be made.

Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

Remaining Benefit Amount (RBA) Payout Option: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource 20 rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see “The Annuity Payout Period” and “Taxes”).

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary’s share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource 20 rider cannot be terminated either by you or us except as follows:

1.	Single Life: a change of ownership that would result in a different covered person will terminate the rider.

2.	Single Life: After the death benefit is payable, continuation of the contract will terminate the rider.

3.	Joint Life: After the death benefit is payable the rider will terminate if:

(a)	any one other than a covered spouse continues the contract, or

(b)	a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4.	Annuity payouts under an annuity payout plan will terminate the rider.

5.	You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See “Charges — SecureSource 20 rider fee”).

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6.	When the RBA and contract value is reduced to zero and either the withdrawal is taken when the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7.	Termination of the contract for any reason will terminate the rider.

8.	When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

For an example, see Appendix D.

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Appendix O: SecureSource Stages Rider Disclosure

SECURESOURCE STAGES RIDERS
This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

This benefit is intended for assets you plan to hold and let accumulate for at least three years. Your benefits under the rider can be reduced if any of the following occurs:

•	If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time;

•	If you take a withdrawal after the waiting period and if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

•	If you take a withdrawal and later choose to allocate your contract value to an investment option that is more aggressive than the target investment option.

•	If the contract value is 20% or more below purchase payments increased by any step ups or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year that the lifetime benefit is available. The lifetime benefit amount can vary based on your attained age and based on the relationship of your contract value to the withdrawal adjustment base. Each contract year after the waiting period, the percentage used to determine the benefit amount is set when the first withdrawal is taken and fixed for the remainder of that year.

At any time after the waiting period, as long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge and no market value adjustment will be applied. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and any applicable market value adjustment. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages riders available under your contract:

•	SecureSource Stages – Single Life

•	SecureSource Stages – Joint Life

The information in this section applies to both SecureSource Stages riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages — Single Life rider covers one person. The SecureSource Stages — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages — Single Life rider or the SecureSource Stages — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if you purchase your contract on or after Nov. 30, 2009; and

•	Single Life: you are 80 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Stages riders are not available under an inherited qualified annuity.

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The SecureSource Stages rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

KEY TERMS
The key terms associated with the SecureSource Stages rider are:

Age Bands: Each age band is associated with a set of lifetime payment percentages. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, other factors determine when you move to a higher age band.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first age band. When the ALP is available, the annual withdrawal amount guaranteed by the rider can vary each contract year.

Annual Step-Up: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

Benefit Base (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

Excess Withdrawal: (1) a withdrawal taken after the waiting period and before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment when the annual lifetime payment is available.

Excess Withdrawal Processing: after the waiting period, a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

Lifetime Payment Percentage: used to calculate your annual lifetime payment. Two percentages (“percentage A” and “percentage B”) are used for each age band.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

Remaining Annual Lifetime Payment (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. Whenever the annual lifetime payment is available, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Rider Credit: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Investment performance and withdrawals in the waiting period may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

Waiting Period: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

Withdrawal Adjustment Base (WAB): one of the components used to determine the lifetime payment percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages rider is appropriate for you taking into account the following considerations:

•	Lifetime Benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This

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possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be reestablished based on your contract value at that time. Although your benefits will be set to zero until the end of waiting period, we will deduct rider fees, based on the anniversary contract value for the remainder of the waiting period. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate the rider credits. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (“excess withdrawal”), the guaranteed amounts under the rider may be reduced.

•	Investment Allocation Restrictions: You must be invested in one of the approved investment options. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Making the Most of Your Contract — Portfolio Navigator Program and Portfolio Stabilizer Funds.”) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Market Timing”).

You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed model portfolio changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target or investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

•	Non-Cancelable: Once elected, the SecureSource Stages rider may not be cancelled (except as provided under “Rider Termination” heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource Stages — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse

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as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource Stages — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawal of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider. Please note civil unions and domestic partnerships are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”).

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the waiting period and after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. When the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

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Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50. The ALP will be available on later of the rider anniversary after the waiting period, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

The ALP will be available on later of the rider anniversary after the waiting period, or the date the ALP is established.

Remaining Annual Lifetime Payment (RALP): the remaining annual lifetime payment guaranteed for withdrawal after any withdrawals are made. The RALP is established at the same time as the ALP. The RALP will be zero during the waiting period. After the waiting period, the RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

•	50-58, percentage A is 4% and percentage B is 3%.

•	59-64, percentage A is 5% and percentage B is 4%.

•	65-79, percentage A is 6% and percentage B is 5%.

•	80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

•	When the ALP is established: The age band for the lifetime payment percentage used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouses attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouses subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any annual rider fee increase or if a withdrawal has been taken since the ALP was made available, then the lifetime payment percentage will not change on subsequent birthdays.)

•	Upon annual step-ups (see “Annual step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was available and no annual rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse’s attained age.

The following determines whether Percentage A or Percentage B is used for each applicable age band:

During the waiting period, percentage A will be used to determine the amount payable to beneficiaries under the principal back guarantee (PBG).

After the waiting period, a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below.

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On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 – (a/b) where:

a = Contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

After the ALP is available, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your Lifetime Payment Percentage will not vary each contract year. Percentage A or percentage B will be determined at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

•	if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

•	when the contract value reduces to zero, or

•	on the date of death (Joint life: remaining covered spouse’s date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

Determination of Adjustments of Benefit Values: Your lifetime benefit values and principal back guarantee (PBG) are determined at the following times and are subject to a maximum benefit base (BB), credit base (CB), withdrawal adjustment base (WAB) and PBG amount of $10 million each:

•	On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

•	When an additional purchase payment is made: Before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB, CB (unless it has been permanently set to zero), BB and PBG will be increased by the amount of each additional purchase payment.

•	When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits. If the first withdrawal is taken during the waiting period, the WAB, BB and PBG will be set equal to zero until the end of the waiting period.

•	Whenever a withdrawal is taken after the waiting period:

(a) the WAB will be reduced by the “adjustment for withdrawal,” as defined below.

(b) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

(c) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the “adjustment for withdrawal,” and the PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” but it will not be less than zero.

(d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

The PBG will be reset to the lesser of:

(i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

(ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

a × b where: c

a = the amount of the withdrawal minus the RALP

b = the PBG minus the RALP on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal minus the RALP

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The BB will be reduced by an amount as calculated below:

d × e where: f

d = the amount of the withdrawal minus the RALP

e = the BB on the date of (but prior to) the withdrawal

f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

Adjustment for Withdrawal Definition: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the “adjustment for withdrawal.” The “adjustment for withdrawal” is calculated as follows:

g × h where: i

g = the amount the contract value is reduced by the withdrawal

h = the WAB, BB or PGB (as applicable) on the date of (but prior to) the withdrawal

i = the contract value on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

•	On the rider anniversary following the waiting period: If a withdrawal was taken during the waiting period and you did not decline any annual rider fee increase as described in the rider charges provision, the BB, WAB and PBG are reset to the contract value. If a withdrawal was taken during the waiting period and you declined any annual rider fee increase, the BB and PBG are reset to the lesser of (1) the BB or PBG (as applicable) at the time of the first withdrawal, plus any additional purchase payments since the time of the first withdrawal, minus all withdrawals, or (2) the contract value. The WAB will be reset to the BB.

•	The WAB on rider anniversaries: Unless you decline any annual rider fee increase or take a withdrawal during the waiting period, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If a withdrawal was taken during the waiting period, the WAB will be increased to the contract value, if the contract value is greater, starting on the rider anniversary following the waiting period.

Rider Credits: If you did not take any withdrawals and you did not decline any annual rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

Annual step ups: Beginning with the first rider anniversary, an annual step-up may be available. If you take any withdrawals during the waiting period, the annual step-up will not be available until the 3rd rider anniversary. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person’s attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 209

your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

•	The withdrawal is after the waiting period;

•	The annual lifetime payment is available;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. A withdrawal during the waiting period will reset the benefit base, the withdrawal adjustment base and the principal back guarantee to the contract value at the end of the waiting period. After the waiting period, a withdrawal taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up. The WAB will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum account values following a surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

–	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

 210  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the principal back guarantee available under this rider, or

•	continue the contract and the SecureSource Stages rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

•	If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

•	If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band shown on the contract data page will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

•	After the date of death, there will be no additional rider credits or annual step-ups.

•	The lifetime payment percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (Joint life: remaining covered spouse’s date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

Contract Ownership Change:
Single Life: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

Joint Life: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

Assignment: If allowed by state law, an assignment is subject to our approval.

Annuity Provisions: You can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages rider cannot be terminated either by you or us except as follows:

•	Single Life: a change of ownership that would result in a different covered person will terminate the rider.

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 211

•	You may terminate the rider if your annual rider fee would increase more than 0.25 percentage points (See “Charges — SecureSource Stages rider fee”)

•	When the contract value is reduced to zero and either the withdrawal taken when the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

 212  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Appendix P:

Example — Withdrawal Benefit Riders: Electing Step Up or Spousal Continuation Step Up

Assumptions:

This example assumes that the covered person (for joint life, younger covered spouse) is 65 or older and there are no additional purchase payments or withdrawals.

•	You own a RiverSource variable annuity with a withdrawal benefit rider. You are currently invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2) (a Portfolio Navigator fund) with a current rider fee of 0.65%.

Your Contract Value (CV) is $100,000 and your withdrawal benefit rider currently provides the following benefits:

1)	You can withdraw $6,000 a year for the rest of your life. This is your Annual Lifetime Payment. Or

2)	You can withdraw $7,000 a year until you have withdrawn a total of $100,000. This is your Guaranteed Benefit Payment.

Based on your current CV, you will pay a rider fee of approximately $650 on your next annuity contract anniversary.

•	The annual fee for this rider has increased to 0.95% for clients invested in the Variable Portfolio — Moderately Aggressive Portfolio (Class 2).

The following compares certain options available to you. Changes to rider values or fees are presented for two different scenarios where your CV increases to either $110,000 or $101,000 over the contract year:

1)	Elect to lock in your contract gains to your benefit values (Step up):

	CV of $110,000	CV of $101,000

Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0.30%	0.30%

Increase in Annual Contract Charge	$330	$303

Automatic Step ups will continue on your next anniversary (if available under your rider).

2)	Do not elect to lock in your contract gains (no Step up):

	CV of $110,000	CV of $101,000

Increase in Annual Lifetime Payment	$0	$0

Increase in Guaranteed Benefit Payment	$0	$0

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. On your next anniversary, you will again have the option to elect the Step up (lock in contract gains)

3)	Move to one of the Portfolio Stabilizer funds and elect the Step up:

	CV of $110,000	CV of $101,000

Increase in Annual Lifetime Payment	$600	$60

Increase in Guaranteed Benefit Payment	$700	$70

Increase in Annual Rider Fee	0%	0%

Increase in Annual Contract Charge	$65	$6.50

Your rider fee will not change, although the dollar amount of your annual charge will change as your CV changes. Automatic Step ups will continue on your next anniversary (if available under your rider).

The above example is for illustrative purposes only. The assumptions and calculations used are not intended to be consistent with any one rider, but instead are intended to provide an idea of how different scenarios would operate. Your specific rider may use different calculations for fees or have different benefits available. For a full description and rules applicable to Step up options under your rider, please see the “Optional Living Benefits” section.

Electing to Step up may result in different increases to the annual rider charge relative to the increase in your rider values. You should weigh the resulting increased charge due to the Step up versus the increases to your benefits to determine the option that is best for you.

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 213

Appendix Q: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts (if any) that were not available under your contract as of Dec. 31, 2013. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	16	16	40	43	67	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	47	90	114	144	126	108	110	112	113	114

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21	$1.18	$1.07
Accumulation unit value at end of period	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	95	159	183	201	201	210	226	247	256	243

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	918	1,503	1,866	1,831	6,541	7,308	4,293	2,708	1,766	209

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,080	1,265	1,696	2,227	2,371	2,313	3,777	4,080	3,512	509

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	8	10	10	25	25	20	7	7

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	53	53	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	964	1,629	2,157	2,614	2,924	3,189	3,364	7,580	3,015	376

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26	28	29	34	33	2	1	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	53	55	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,253	1,361	1,536	2,911	5,788	1,365	513	401	106	18

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,128	1,322	2,221	22,157	16,780	14,001	8,025	1,298	1,598

 214  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57	$1.41	$1.21
Accumulation unit value at end of period	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,292	2,074	2,844	3,253	15,601	12,449	8,833	6,769	3,606	1,251

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	407	542	716	670	2,782	3,582	2,132	1,922	1,178	160

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16	$1.13	$1.03
Accumulation unit value at end of period	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	365	671	583	678	755	746	910	1,056	970	715

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	570	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	133	166	215	256	9,864	5,119	4,197	1,896	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20	$1.12	$1.05
Accumulation unit value at end of period	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	72	55	4	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68	$0.65
Accumulation unit value at end of period	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1,522	2,453	2,709	3,592	4,017	4,256	4,540	5,152	3,969	2,410

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,219	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	948	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,561	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	429	512	577	20,058	11,908	7,074	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	20	20	20	20	25	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19	$1.10	$1.02
Accumulation unit value at end of period	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7	44	59	40	41	31	32	32	29	29

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 215

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	41	44	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15	$1.06
Accumulation unit value at end of period	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	345	352	366	375	327	259	266	256	250	302

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	9	9	17	17	9	4	4

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	115	179	218	239	10,188	6,327	4,714	4	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15	$1.15	$1.15
Accumulation unit value at end of period	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	560	681	944	1,141	3,618	1,927	1,780	2,023	2,009	2,283

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	26	24	22	1	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13	$1.00
Accumulation unit value at end of period	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	11	11	13	15	17	10

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	198	331	415	473	599	748	769	1,668	735	99

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	13

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	82	84	59	57	26	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	8	8	4	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	323	348	447	7,675	4,506	3,095	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36	$1.18	$1.04
Accumulation unit value at end of period	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,260	3,270	4,207	5,203	8,488	13,235	12,095	12,306	6,320	2,509

Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08	$1.04	$1.03
Accumulation unit value at end of period	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	172	274	277	297	307	324	356	370	352	303

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,483	1,880	2,375	11,682	8,946	9,111	3,611	3,067	321

 216  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83	$1.58	$1.28
Accumulation unit value at end of period	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	612	939	1,297	1,658	4,341	5,011	3,849	3,086	2,479	2,101

Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41	$1.21	$1.08
Accumulation unit value at end of period	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	290	355	466	480	518	572	558	841	705	311

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41	$1.41	$1.25
Accumulation unit value at end of period	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	919	1,250	1,647	1,877	2,165	2,664	3,166	3,383	3,865	4,021

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52	$1.40	$1.26
Accumulation unit value at end of period	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,218	1,640	1,863	2,360	2,595	2,854	3,403	5,058	3,652	3,861

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	12	11	13	13	22	23	21	10	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59	$0.57	$0.52
Accumulation unit value at end of period	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	715	1,065	1,480	1,935	2,168	2,355	2,757	3,378	3,793	4,520

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	543	709	883	932	7,523	5,803	5,914	3,641	1,249	195

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	210	224	241	215	211	232	168	19	23	15

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56	$2.30	$1.86
Accumulation unit value at end of period	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	434	648	967	1,131	2,893	3,112	3,200	2,732	2,047	1,426

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88	$0.78
Accumulation unit value at end of period	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	232	306	629	876	1,023	1,018	1,360	1,467	1,568	1,667

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28	$1.25	$1.08
Accumulation unit value at end of period	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,695	2,833	3,854	4,490	9,591	10,469	9,083	8,762	5,134	894

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	48	48	33	14	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	291	359	385	15,819	5,951	3,303	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	84	126	168	188	206	229	285	322	357	141

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 217

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	189	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22	$1.17	$1.07
Accumulation unit value at end of period	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	768	914	1,182	1,467	1,562	1,691	1,576	1,684	1,876	1,178

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	321	409	448	17,145	12,315	8,645	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.23	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10	$1.02
Accumulation unit value at end of period	$1.79	$1.40	$1.21	$1.23	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	13	13	21	22	25	63	56	55	46	86

MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07	$1.03	$0.98
Accumulation unit value at end of period	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	54	55	79	88	104	111	112	109	109

MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16	$1.15	$1.05
Accumulation unit value at end of period	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	679	784	866	1,476	1,492	1,568	1,781	1,861	1,916	1,655

MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60	$1.40	$1.09
Accumulation unit value at end of period	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	39	40	40	56	56	49	53	71	68	67

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	112	134	174	3,671	4,330	1,772	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	5	5	6	8	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58	$1.38	$1.00
Accumulation unit value at end of period	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	36	40	53	66	86	120	119	150	75	15

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14	$1.11	$1.05
Accumulation unit value at end of period	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,489	1,933	2,305	2,318	2,536	2,419	2,780	2,447	574

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43	$1.27	$1.09
Accumulation unit value at end of period	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	334	488	627	986	964	930	941	968	903	803

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28	$1.27	$1.19
Accumulation unit value at end of period	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,331	1,712	2,236	2,721	14,510	11,434	9,968	5,557	3,403	1,659

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31	$1.21	$1.03
Accumulation unit value at end of period	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	231	265	286	342	389	373	359	380	407	389

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	213	254	274	8,749	10,160	8,295	—	—	—

 218  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15	$1.03	$0.98
Accumulation unit value at end of period	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	70	146	164	203	188	228	215	272	259	290

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76	$0.69	$0.60
Accumulation unit value at end of period	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,329	1,684	2,058	2,733	2,965	3,093	3,625	4,123	4,898	5,780

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	605	738	864	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	7	17	17	17	18	20	1,199	4	4

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,138	1,868	2,958	2,845	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,789	24,028	29,473	35,540	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	305	347	383	489	15,152	6,045	5,763	4,338	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,359	5,113	4,906	2,696	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,964	22,457	20,689	20,921	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,973	34,689	33,733	30,458	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,322	121,846	127,883	131,141	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,106	22,947	26,527	25,767	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,799	56,793	66,149	77,624	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,773	7,042	7,018	6,557	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,838	22,904	25,656	24,507	—	—	—	—	—	—

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 219

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32	$1.27	$1.07
Accumulation unit value at end of period	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	626	1,053	1,423	1,652	1,946	2,163	2,437	2,461	2,507	735

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	330	447	565	622	21,293	10,481	6,624	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	434	694	936	968	4,062	4,898	2,928	2,562	1,712	264

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27	$1.16	$1.00
Accumulation unit value at end of period	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	357	606	828	999	4,279	3,607	2,886	1,545	1,215	162

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	28	28	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	96	91	130	124	89	113	168	170	126	90

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,367	5,828	6,871	7,882	19,909	27,146	17,556	13,071	8,418	3,162

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,510	2,194	2,936	4,147	5,039	6,040	6,538	19,124	6,266	2,495

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12	12	87	16	16	19	24	29	15	26

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	54	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,541	1,683	2,045	2,910	11,536	5,320	3,584	1,771	839	136

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,772	2,131	2,517	3,451	52,732	52,913	49,906	27,709	237	220

 220  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,568	6,023	7,706	10,251	47,600	45,615	31,206	25,297	8,506	34

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,490	1,624	2,042	2,330	8,001	12,125	7,826	7,742	4,979	2,159

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	726	790	1,037	1,429	3,043	3,808	4,514	5,751	3,150	830

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	445	540	724	967	23,958	16,287	14,534	6,780	8	8

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	1	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	135	195	258	361	910	3,801	2,883	38	38	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,998	3,922	5,131	7,801	9,323	10,215	10,759	11,734	14,054	9,019

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,870	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,196	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,310	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	860	1,287	1,574	44,625	33,416	21,154	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	49	70	70	70	21	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	145	167	3	98	69	—	—	—

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 221

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	185	188	198	211	155	94	147	142	132	48

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	275	460	585	721	23,264	17,911	14,170	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,292	1,516	1,924	2,722	10,350	5,772	5,294	3,802	1,781	218

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	44	47	33	32	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	8	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	27	24	21	19	38	24	24	26	7

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	383	562	719	17,706	14,635	11,432	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27	$1.11	$1.00
Accumulation unit value at end of period	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6,278	8,416	10,938	14,844	26,124	44,134	42,111	45,962	19,309	6,485

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,828	3,225	3,767	5,353	28,571	28,234	30,874	10,450	8,474	3,024

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	940	1,346	1,681	2,112	10,749	15,569	9,998	6,670	2,154	194

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,435	1,894	2,343	2,808	4,655	4,812	4,606	5,282	5,025	3,210

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	497	598	1,057	1,140	1,013	1,631	1,849	1,382	1,066	516

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,275	2,493	3,114	4,186	21,774	22,313	26,747	18,800	7,744	2,656

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	53	69	103	119	114	115	148	112	57	25

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,959	2,740	3,562	4,764	13,524	16,698	17,019	14,517	6,833	2,746

 222  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	73	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,600	10,444	13,815	18,929	34,501	43,308	39,815	41,096	23,606	8,260

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	25	25	45	3	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	630	940	984	35,468	16,452	9,747	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	799	1,082	1,257	38,185	34,319	25,309	—	—	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	71	74	65	69	69	94	102	106	69	53

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	41	41	43	55	58	91	120	32	1	1

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	179	249	265	8,046	11,790	4,909	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,809	3,669	4,615	6,424	7,178	8,981	8,700	10,182	8,509	3,218

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	86	89	113	127	149	169	231	209	177	72

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,261	3,563	4,711	6,319	41,343	38,121	38,909	20,731	11,203	4,674

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	41	41	89	24	25	61	71	75	59	31

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 223

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	620	718	853	20,192	30,027	26,289	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	692	500	242	2,128	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,576	27,031	37,081	45,459	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,156	1,527	2,123	39,552	22,934	24,803	19,914	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,427	2,883	3,605	2,840	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,543	33,878	37,774	34,075	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,104	4,950	4,056	2,407	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144,525	168,701	206,439	248,214	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,113	2,106	1,555	774	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,694	86,581	118,725	154,365	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,457	3,949	2,095	1,480	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.14	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,248	28,639	34,697	43,744	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,573	3,627	4,585	6,248	9,697	11,631	12,674	11,121	10,647	4,456

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	961	1,246	1,481	47,054	29,241	19,856	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	—	28	—	—	—	—

 224  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	815	1,135	1,529	1,843	8,675	12,927	7,675	6,793	3,916	1,854

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,416	2,019	2,605	3,655	12,068	12,713	11,339	6,970	5,234	2,030

RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS 225

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2013	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

 226  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY — PROSPECTUS

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RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
45300 R (5/14)

Prospectus

May 1, 2014

RiverSource®

Signature Variable Annuity
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

829 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-333-3437
(Corporate Office)
RiverSource Variable Annuity Account/RiverSource MVA Account

New contracts are not currently being offered.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.
•	Columbia Funds Variable Series Trust II
•	Credit Suisse Trust
•	Fidelity® Variable Insurance Products – Service Class
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2
•	Goldman Sachs Variable Insurance Trust (VIT)
•	Invesco Variable Insurance Funds
•	Janus Aspen Series: Service Shares
•	J.P. Morgan Series Trust II
•	Lazard Retirement Series, Inc.
•	Lincoln Variable Insurance Product Trust (LVIP)
•	MFS® Variable Insurance Trustsm
•	Putnam Variable Trust – Class IB Shares
•	Royce Capital Fund
•	Third Avenue Variable Series Trust
•	Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See “Valuing Your Investment — Contract Value Credits.”)
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity’s features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.
The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 1

 2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner’s or annuitant’s death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order,” your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its guarantee period.

One-year fixed account: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 3

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

•	Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Retirement date: The date when annuity payouts are scheduled to begin.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

Withdrawal value: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

 4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (“IRS”) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See “Taxes-1035 Exchanges”.)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See “The Variable Account and the Funds”).

•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See “The Guarantee Period Accounts (GPAs)”)

•	one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See “The One-Year Fixed Account”)

Buying a contract: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (See “Buying Your Contract”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to a MVA unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an interest sweep strategy. You may establish automated transfers among the accounts. (We reserve the right to limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract.) (see “Making the Most of Your Contract — Transferring Among Accounts”)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty that may apply if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See “Withdrawals”)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (See “Optional Benefits”)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See “Benefits in Case of Death”)

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 5

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See “The Annuity Payout Period”).

Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See “Taxes”).

 6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses that you paid at the time that you bought the contract and will pay when you make a withdrawal from the contract. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal charge

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

Years from purchase	Withdrawal charge
payment receipt	percentage

1	7%

2	7

3	6

4	6

5	5

6	4

7	2

Thereafter	0

Withdrawal charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

Variable account administrative charge	0.15%

Mortality and expense risk fee	1.25

Total annual variable account expenses	1.40%

OTHER ANNUAL EXPENSES

Annual contract administrative charge	$30

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

Guaranteed Minimum Income Benefit Rider (GMIB) fee	0.35%	*

(As a percentage of the adjusted contract value charged annually on the contract anniversary.)

8% Performance Credit Rider (PCR) fee	0.25%	*

(As a percentage of the contract value charged annually on the contract anniversary.)

*	This fee apples only if you elect this optional feature.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 7

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the total operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Minimum and maximum annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.61%	2.88%

(1)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	0.75%	0.25%	0.23%	—%	1.23%

AllianceBernstein VPS Intermediate Bond Portfolio (Class B)	0.45	0.25	0.32	—	1.02

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.10	—	1.10

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.16	—	0.93

Columbia Variable Portfolio – Cash Management Fund (Class 3)	0.33	0.13	0.15	—	0.61

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	0.41	0.13	0.14	—	0.68

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	0.56	0.13	0.14	—	0.83

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	0.58	0.13	0.18	—	0.89

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	0.68	0.13	0.13	—	0.94

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	0.79	0.13	0.20	—	1.12

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	0.36	0.13	0.13	—	0.62

Fidelity® VIP Growth & Income Portfolio Service Class	0.45	0.10	0.13	—	0.68

Fidelity® VIP Mid Cap Portfolio Service Class	0.55	0.10	0.09	—	0.74

Fidelity® VIP Overseas Portfolio Service Class	0.70	0.10	0.14	—	0.94

FTVIPT Franklin Global Real Estate VIP Fund – Class 2**	1.05	0.25	0.05	—	1.35	(1)

FTVIPT Franklin Mutual Shares VIP Fund – Class 2**	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Foreign VIP Fund – Class 2**	0.64	0.25	0.14	—	1.03

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares	0.75	—	0.09	—	0.84	(2)

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares	0.85	—	0.20	—	1.05	(3)

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares**	0.62	—	0.09	—	0.71	(4)

Invesco V.I. American Franchise Fund, Series I Shares	0.67	—	0.29	—	0.96

Invesco V.I. Core Equity Fund, Series I Shares	0.61	—	0.29	0.02	0.92	(5)

Invesco V.I. Mid Cap Growth Fund, Series I Shares	0.75	—	0.33	—	1.08

Janus Aspen Series Enterprise Portfolio: Service Shares	0.64	0.25	0.05	—	0.94

Janus Aspen Series Global Technology Portfolio: Service Shares	0.64	0.25	0.13	—	1.02

Janus Aspen Series Janus Portfolio: Service Shares	0.49	0.25	0.05	—	0.79

 8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Total annual operating expenses for each fund* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired fund	Total annual
	Management	and/or Service	Other	fees and	operating
Fund name**	fees	12b-1 fees	expenses	expenses***	expenses

Janus Aspen Series Overseas Portfolio: Service Shares	0.44%	0.25%	0.07%	—%	0.76%

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares	0.55	—	0.25	—	0.80

Lazard Retirement International Equity Portfolio – Service Shares	0.75	0.25	0.10	—	1.10

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares	0.70	0.25	1.93	—	2.88	(6)

LVIP Baron Growth Opportunities Fund – Service Class	1.00	0.25	0.06	—	1.31	(7)

MFS® New Discovery Series – Initial Class	0.90	—	0.06	—	0.96

MFS® Research Series – Initial Class	0.75	—	0.06	—	0.81

MFS® Utilities Series – Initial Class	0.73	—	0.07	—	0.80

Putnam VT Growth and Income Fund – Class IB Shares	0.48	0.25	0.14	—	0.87

Putnam VT International Equity Fund – Class IB Shares	0.70	0.25	0.19	—	1.14

Putnam VT International Growth Fund – Class IB Shares	0.93	0.25	0.34	—	1.52	(8)

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	1.25	—	0.07	0.02	1.34

Royce Capital Fund – Small-Cap Portfolio, Investment Class	1.00	—	0.05	—	1.05

Third Avenue Value Portfolio	0.90	—	0.30	—	1.20

Wanger International	0.90	—	0.17	—	1.07

Wanger USA	0.86	—	0.10	—	0.96

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in “The Variable Account and the Funds” section of the prospectus.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	Management fees and other expenses have been restated to reflect current fiscal year fees and expenses as a result of the bundling of the fund’s investment management agreement with its fund administration agreement effective May 1, 2013. Such combined investment management fees are described further under “Management” in the fund’s prospectus. Total annual fund operating expenses are not affected by such bundling.

(2)	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.71% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.80%.

(3)	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.144% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. After fee waivers and reimbursements, net expenses would be 0.98%.

(4)	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) equal on an annualized basis to 0.004% of the Fund’s average daily net assets through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. In addition, Goldman, Sachs & Co. (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2015, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 0.65%.

(5)	Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term. After fee waivers, net expenses would be 0.90%.

(6)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.00%.

(7)	Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.00% on the first $250 million of the Fund’s average daily net assets; 0.05% on the next 250 million of the Fund’s average daily net assets; and 0.10% in excess of $500 million of the Fund’s average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. After fee waiver, net expenses would be 1.28%.

(8)	Putnam Management has a contractual obligation to limit certain fund expenses through April 30, 2015. This obligation may be modified or discontinued only with the approval of the Board of Trustees. After expense limitations, net expenses would be 1.49%.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 9

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. It assumes that you select the optional GMIB. Although your actual costs may be lower, based on these assumptions your costs would be:

If you do not withdraw your contract
If you withdraw your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$1,204	$2,111	$3,018	$5,031	$504	$1,511	$2,518	$5,031

Minimum Expenses. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. It assumes that you do not select any optional benefits. Although your actual costs maybe higher, based on these assumptions your costs would be:

If you do not withdraw your contract
If you withdraw your contract				or if you select an annuity payout plan
at the end of the applicable time period:				at the end of the applicable time period:
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

$936	$1,325	$1,736	$2,625	$236	$725	$1,236	$2,625

(1)	In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

 10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.

The Variable Account and the Funds

Variable Account. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.

We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.

The Funds. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund Name and Management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 11

expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds and potential conflicts of interest:

Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.

Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.

A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.

Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the fund. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.

We or our affiliates may receive payments from the 12b-1 fees, transfer fees or investment management fees of the funds. These fees are deducted from the assets of the funds. The amount, type, and manner in which the revenue from these sources is computed vary by fund. This revenue and the amount by which it can vary may create conflicts of interest.

Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.

We offer funds managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management) and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, our affiliated funds comprise the greatest amount and percentage of revenue we derive from payments made by the funds.

The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please

 12  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

see the SAI for a table that ranks the funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating investment professionals who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate of these and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 13

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

AllianceBernstein VPS Intermediate Bond Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what AllianceBernstein considers to be undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 3)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 3)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 3)	Seeks high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)	Seeks current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC

 14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Fidelity® VIP Growth & Income Portfolio Service Class	Seeks high total return through a combination of current income and capital appreciation. Normally invests a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either “growth” stocks or “value” stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Overseas Portfolio Service Class	Seeks long-term growth of capital. Normally invests primarily in common stocks allocating investments across different countries and regions. Normally invests at least 80% of assets in non-U.S. securities.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin – Global Real Estate Securities Fund – Class 2)	Seeks high total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.	Franklin Templeton Institutional, LLC

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT – Mutual Shares Securities Fund – Class 2)	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

FTVIPT Templeton Foreign VIP Fund – Class 2 (previously FTVIPT Templeton Foreign Securities Fund – Class 2)	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management International

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 15

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. American Franchise Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

Invesco V.I. Core Equity Fund, Series I Shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.

Invesco V.I. Mid Cap Growth Fund, Series I Shares	Seeks capital growth.	Invesco Advisers, Inc.

Janus Aspen Series Enterprise Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Global Technology Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Janus Aspen Series Overseas Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares	Seeks to provide high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management Inc.

Lazard Retirement International Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

LVIP Baron Growth Opportunities Fund – Service Class	Seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.	Lincoln Investment Advisors Corporation, adviser; BAMCO, Inc., sub-adviser.

MFS® New Discovery Series – Initial Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Research Series – Initial Class	Seeks capital appreciation.	MFS® Investment Management

MFS® Utilities Series – Initial Class	Seeks total return.	MFS® Investment Management

Putnam VT Growth and Income Fund – Class IB Shares	Seeks capital growth and current income.	Putnam Investment Management, LLC, adviser; Putnam Investments Limited, sub-manager

Putnam VT International Equity Fund – Class IB Shares	Seeks capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

 16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT International Growth Fund – Class IB Shares	Seeks long-term capital appreciation.	Putnam Investment Management, LLC, adviser; Putnam Advisory Company, LLC, sub-adviser; and Putnam Investments Limited, sub-manager

Royce Capital Fund – Micro-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC

Royce Capital Fund – Small-Cap Portfolio, Investment Class	Seeks long-term growth of capital.	Royce & Associates, LLC

Third Avenue Value Portfolio	Seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value.	Third Avenue Management LLC

Wanger International	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

Wanger USA	Seeks long-term capital appreciation.	Columbia Wanger Asset Management, LLC

The Guarantee Period Accounts (GPAs)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see “Buying Your Contract” and “Transfer policies”). These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (“future rates”). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. We cannot predict nor can we guarantee what future rates will be.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see “Market Value Adjustment (MVA)” below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 17

well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies – Standard & Poor’s, Moody’s Investors Service or Fitch (formerly Duff & Phelps) – or are rated in the two highest grades by the National Association of Insurance Commissioners;

•	Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

•	Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as “early withdrawals” in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

If your GPA rate is:	The MVA is:

Less than the new GPA rate + 0.10%	Negative

Equal to the new GPA rate + 0.10%	Zero

Greater than the new GPA rate + 0.10%	Positive

General Examples
As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as “early withdrawals.”

Assume:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

•	We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

•	After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

 18  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

Early withdrawal amount ×	[(	1 + i 1 + j + .001)	n/12	− 1]	= MVA

Where	i = rate earned in the GPA from which amounts are being transferred or withdrawn.

j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

n = number of months remaining in the current Guarantee Period (rounded up).

Examples

Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

•	We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

•	After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .035 + .001)	84/12	− 1]	= −$39.84

In this example, the MVA is a negative $39.84.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .025 + .001)	84/12	− 1]	= $27.61

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See “Charges — Withdrawal Charge.”) We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 19

The One-Year Fixed Account

You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see “Buying Your Contract” and “Transfer policies”).

The one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying Your Contract

New contracts are not currently being offered. We are required by law to obtain personal information from you which we used to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

•	a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

•	the optional Guaranteed Minimum Income Benefit Rider(2);

•	the optional 8% Performance Credit Rider(2);

•	the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

•	how you want to make purchase payments;

•	the date you want to start receiving annuity payouts (the retirement date); and

•	a beneficiary.

(1)	If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2)	You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3)	Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

 20  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

•	no earlier than the 30th day after the contract’s effective date; and

•	no later than the annuitant’s 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.

For qualified annuities except Roth IRAs, to comply with IRS regulations, the retirement date generally must be:

•	for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

•	for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant’s 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

Minimum purchase payments
  $50 for SIPs

  $100 for all other payments

Maximum total purchase payments*
  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

*	These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan’s or the Code’s limits on annual contributions also apply.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 21

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

Charges

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

 22  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See “The Fixed Accounts — Market Value Adjustments (MVA).”)

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount (“TFA”). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary’s contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary’s contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1.	First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary’s contract value. We do not assess a withdrawal charge on this amount.

2.	Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3.	Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4.	Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a “first-in, first-out” (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

PPW	=	XSF	+	(ACV – XSF) (CV – TFA)	×	(PPNPW – XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 23

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

Years from purchase	Withdrawal charge
payment receipt	percentage

1	7%

2	7

3	6

4	6

5	5

6	4

7	2

Thereafter	0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.

Withdrawal charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Withdrawal Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

Withdrawal charge calculation example
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

•	We receive these payments:

– $10,000 initial;

– $8,000 on the fifth contract anniversary;

– $6,000 on the eighth contract anniversary; and

•	You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and

•	The prior anniversary contract value is $38,488.

Withdrawal
Charge	Explanation

$0	$3,848.80 is 10% of the prior anniversary’s contract value withdrawn without withdrawal charge; and
0	$10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
0	$10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
400	$8,000 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
360	$6,000 purchase payment is in its third year from receipt, withdrawn with a 6% withdrawal charge.

$760

Waiver of withdrawal charge
We do not assess a withdrawal charge for:

•	withdrawals of any contract earnings;

•	withdrawals of amounts totaling up to 10% of your prior contract anniversary’s contract value to the extent they exceed contract earnings;

 24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

•	contracts settled using an annuity payout plan;

•	death benefits;

•	withdrawals you make under your contract’s “Waiver of Withdrawal Charges” provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

•	to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician’s statement. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFIT CHARGES

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% × (CV + ST – FAV)

 CV = contract value on the contract anniversary.

ST =	transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

 FAV = the value of your GPAs and the one-year fixed account.

The result of ST – FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

Example

•	You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.

•	During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

•	On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

•	The GMIB fee percentage is 0.35%.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 25

We calculate the charge for the GMIB as follows:
Contract value on the contract anniversary:		$73,250.00
plus transfers from the subaccounts to the one-year fixed account in the six months before the contract anniversary:	+	15,000.00
minus the value of the one-year fixed account on the contract anniversary:		–15,250.00

		$73,000.00
The GMIB fee charged to you: 0.35% x $73,000 =		$255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

Valuing Your Investment

We value your accounts as follows:

GPAs AND ONE-YEAR FIXED ACCOUNT
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

•	the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs (including any positive or negative MVA on amounts transferred from the GPAs to the one-year fixed account);

•	plus any contract value credits allocated to the GPAs and the one-year fixed account;

•	plus interest credited;

•	minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus the prorated portion of the fee for any of the following optional benefits you have selected:

–	Guaranteed Minimum Income Benefit rider

–	Performance Credit rider

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

 26  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	any contract value credits allocated to the subaccounts;

•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

•	partial withdrawals;

•	withdrawal charges;

and the deduction of a prorated portion of:

•	the contract administrative charge; and

•	the fee for any of the following optional benefits you have selected:

–	Guaranteed Minimum Income Benefit rider

–	Performance Credit rider

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and

•	mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are “eligible purchase payments.” Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

Eligible purchase payments: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

Annual contract value credit formula: 0.50% × (CV × (EPP ÷ TPP))

CV	=	contract value at the time of the calculation.
EPP	=	eligible purchase payments at the time of the calculation.
TPP	=	total purchase payments at the time of the calculation.

If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

Example

•	You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.

•	You make an additional payment on the fourth contract anniversary of $60,000.

•	Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 27

additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:

0.50% × ($250,000 × ($100,000 ÷ $160,000) = $781.25

After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
			Amount	Accumulation	of units
By investing an equal number of dollars each month ...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	è	Apr	100	15	6.67

per unit market price is low...		May	100	16	6.25

		Jun	100	18	5.56

		Jul	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	è	Sept	100	21	4.76

market price is high.		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

If your net contract value(1) is ...	we allocate your new purchase payments to:

$10,000–$49,999	Tier 1 DCA account

$50,000 or more	Tier 2 DCA account(2)

(1)	“Net contract value” equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2)	You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months

 28  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 29

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies

•	Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

•	It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

•	If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

•	If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

•	Once annuity payouts begin, you may not make any transfers to the GPAs.

*	Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be

 30  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include, but not be limited to, providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier, and the details of your

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 31

contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers or withdrawals:  Contract value or entire account balance

*	Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2  By automated transfers and automated partial withdrawals

Your investment professional can help you set up automated transfers or partial withdrawals among your GPAs, one-year fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

For contracts with applications signed on or after June 16, 2003, the time limitations on transfers from the one-year fixed account will be enforced, and transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

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•	Automated withdrawals may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial withdrawals are in effect.

•	Automated partial withdrawals may result in income taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 By phone

Call:
1-800-333-3437

Minimum amount
Transfers or withdrawals:  $500 or entire account balance

Maximum amount
Transfers:                           Contract value or entire account balance
Withdrawals:                      $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply (see “Taxes”). You cannot make withdrawals after annuity payouts begin except under Plan E. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see “Optional Benefits”). In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. After executing a partial withdrawal, the value in the one-year fixed account and each GPA and subaccount must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 33

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

–	the withdrawal amount includes a purchase payment check that has not cleared;

–	the NYSE is closed, except for normal holiday and weekend closings;

–	trading on the NYSE is restricted, according to SEC rules;

–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

–	the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”)

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

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However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See “Optional Benefits.”)

Benefits in Case of Death

There are three death benefit options under this contract:

•	Return of Purchase Payments (ROP) Death Benefit;

•	Maximum Anniversary Value (MAV) Death Benefit; and

•	Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see “Valuing Your Investments — Contract Value Credits”).

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant’s death if you die before the retirement start date while this contract is in force. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROP)

The ROP is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1.	contract value; or

2.	total purchase payments applied to the contract minus adjusted partial withdrawals.

Adjusted partial withdrawals for the ROP or MAV death benefit	=	PW × DB CV

PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

DB = the death benefit on the date of (but prior to) the partial withdrawal.

CV = contract value on the date of (but prior to) the partial withdrawal.

Example

•	You purchase the contract with a payment of $20,000.

•	On the first contract anniversary you make an additional purchase payment of $5,000.

•	During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

•	During the third contract year the contract value grows to $23,000.

We calculate the ROP death benefit as follows:
Contract value at death:	$23,000.00

Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals calculated as:

$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

ROP death benefit, calculated as the greatest of these two values:	$23,295.45

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 35

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.

The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1.	contract value;

2.	total purchase payments applied to the contract minus adjusted partial withdrawals; or

3.	the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.

Maximum anniversary value (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary’s MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

Example

•	You purchase the contract with a payment of $20,000.

•	On the first contract anniversary the contract value grows to $29,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:	$20,500.00

Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$20,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $20,000 $22,000 =	–1,363.64

for a death benefit of:	$18,636.36

The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
MAV on the prior anniversary:	$29,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $29,000 $22,000 =	–1,977.27

for a death benefit of:	$27,022.73

The MAV death benefit, calculated as the greatest of these three values:	$27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue

 36  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.

The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial withdrawals; or

3. the 5% rising floor.

5% rising floor: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

•	the amounts allocated to the subaccounts at issue increased by 5%;

•	plus any subsequent amounts allocated to the subaccounts;

•	minus adjusted transfers and partial withdrawals from the subaccounts.

Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary’s variable account floor. We stop adding this amount after you or the annuitant reach age 81.

5% rising floor adjusted transfers or partial withdrawals	=	PWT × VAF SV

PWT	=	the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF	=	variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV	=	value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

Example

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

•	On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

•	During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:	$22,800.00

Purchase payments minus adjusted partial withdrawals:
Total purchase payments:	$25,000.00
minus adjusted partial withdrawals, calculated as:
$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 37

The 5% rising floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
$1,500 × $21,000 $19,000 =	–$1,657.89

variable account floor benefit:	$19,342.11
plus the one-year fixed account value:	+5,300.00

5% rising floor (value of the GPAs, the one-year fixed account and the variable account floor):	$24,642.11

The EDB death benefit, calculated as the greatest of these three values:	$24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See “Optional Benefits.”)

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

 38  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

•	you must hold the GMIB for seven years;

•	the GMIB rider terminates* 30 days following the contract anniversary after the annuitant’s 86th birthday;

•	you can only exercise the GMIB within 30 days after a contract anniversary;

•	the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

•	there are additional costs associated with the rider.

*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see “Charges”). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

Investment selection under the GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio — Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 39

Exercising the GMIB:

•	you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

•	the annuitant on the retirement date must be between 50 and 86 years old.

•	you can only take an annuity payout under one of the following annuity payout plans:

– Plan A – Life Annuity — no refund

– Plan B – Life Annuity with ten years certain

– Plan D – Joint and last survivor life annuity — no refund

•	you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the “1983 Individual Annuitant Mortality Table A” with 100% Projection Scale  G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt–1 (1 + i) 1.05	= Pt

Pt–1	= prior annuity payout
Pt	= current annuity payout
i	= annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB benefit base: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.	contract value;

2.	total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% rising floor: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

•	the initial purchase payments allocated to the subaccounts increased by 6%;

•	plus any subsequent amounts allocated to the subaccounts; and

•	minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary’s variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach

 40  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

•	subtract each payment adjusted for market value from the contract value.

•	subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

PMT × CVG ECV

PMT =	each purchase payment made in the five years before you exercise the GMIB.

CVG =	current contract value at the time you exercise the GMIB.

ECV =	the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

PMT x (1.06)CY

CY = the full number of contract years the payment has been in the contract.

Terminating the GMIB

•	You may terminate the rider within 30 days after the first rider anniversary.

•	You may terminate the rider any time after the seventh rider anniversary.

•	The rider will terminate on the date:

– you make a full withdrawal from the contract;

– a death benefit is payable; or

– you choose to begin taking annuity payouts under the regular contract provisions.

•	The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant’s 86th birthday.

*	The rider and annual fee terminate 30 days following the contract anniversary after the annuitant’s 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

Example

•	You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.

•	There are no additional purchase payments and no partial withdrawals.

•	Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 41

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

Contract				GMIB
anniversary	Contract value	Purchase payments	6% rising floor	benefit base

1	$107,000	$100,000	$106,000

2	125,000	100,000	112,360

3	132,000	100,000	119,102

4	150,000	100,000	126,248

5	85,000	100,000	133,823

6	120,000	100,000	141,852

7	138,000	100,000	150,363	$150,363

8	152,000	100,000	159,388	159,388

9	139,000	100,000	168,948	168,948

10	126,000	100,000	179,085	179,085

11	138,000	100,000	189,830	189,830

12	147,000	100,000	201,220	201,220

13	215,000	100,000	213,293	215,000

14	234,000	100,000	226,090	234,000

15	240,000	100,000	239,655	240,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:

			Minimum Guaranteed Monthly Income
Contract		Plan A –	Plan B –	Plan D joint and
anniversary		life annuity —	life annuity with	last survivor life
at exercise	GMIB Benefit Base	no refund	ten years certain	annuity — no refund

10	$179,085 (6% Rising Floor)	$872.14	$850.65	$691.27

15	240,000 (Contract Value)	1,346.40	1,286.40	1,034.40

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

Contract		Plan A –	Plan B –	Plan D joint and
anniversary		life annuity —	life annuity with	last survivor life
at exercise	GMIB Benefit Base	no refund	ten years certain	annuity — no refund

10	$126,000	$650.16	$632.52	$520.38

15	240,000	1,416.00	1,351.20	1,096.80

In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

 42  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year’s purchase payments.

Investment selection under the PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio — Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

Target value: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year’s purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary’s target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

Target value adjusted partial withdrawals	=	PW × TV CV

PW = the partial withdrawal including any applicable withdrawal charge or MVA.

TV =	the target value on the date of (but prior to) the partial withdrawal.

CV =	contract value on the date of (but prior to) the partial withdrawal.

Your benefits under the PCR are as follows:

(a)	If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% × (PP – PCRPW – PP5)

   PP = total purchase payments.

PCRPW =	PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

PP5 =	purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b)	If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% × (PP – PCRPW – PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year’s payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR reset: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year’s payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

Terminating the PCR

•	You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

•	You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 43

•	The PCR will terminate on the date:

– you make a full withdrawal from the contract;

– that a death benefit is payable; or

– you choose to begin taking annuity payouts.

Example

•	You purchase the contract with a payment of $104,000.

•	There are no additional purchase payments and no partial withdrawals.

•	On the seventh contract anniversary, the contract value is $150,000.

•	We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

$104,000 × (1.08)7 = $104,000 × 1.71382 = $178,237.72.

Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

0.03 × $104,000 = $3,120.

After application of the PCR credit, your total contract value would be $153,120.

•	On the tenth contract anniversary, the contract value is $220,000.

•	We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

$104,000 × (1.08)10 = $104,000 × 2.158924 = $224,528.20.

Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

0.05 × $104,000 = $5,200.

After application of the PCR credit, your total contract value would be $225,200.

•	The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year’s payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted, plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.” If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts at settlement.

 44  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see “Making the Most of Your Contract — Transfer policies”).

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

•	Plan A – Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B – Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C – Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D – Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E – Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. (See “Charges — Withdrawal charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply to the taxable portion if you take a withdrawal. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 45

•	over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant’s retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Withdrawals: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.

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The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also “Benefits in Case of Death — If You Die Before the Retirement Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may remain tax-deferred until withdrawn or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. Additionally, other tax rules may apply. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 47

advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.

Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty on the taxable portion.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Withdrawals: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Withdrawals from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if

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instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also “Benefits in Case of Death — If you Die Before the Retirement Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new withdrawal charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable, on the taxable portion.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 49

subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: In the case of United States v. Windsor, Section 3 of the Defense of Marriage Act was declared unconstitutional by the U.S. Supreme Court. As a result of this ruling, same sex marriages recognized under state law must be afforded all of the benefits of marriage for federal law purposes. The IRS subsequently provided interpretive guidance which, for federal tax purposes, determined the recognition of a same sex marriage is based on the state or foreign jurisdiction in which the marriage occurred. In addition, the guidance states that other relationships that may be recognized under state law, such as civil unions or domestic partnerships, are not considered marriages for federal tax purposes. Therefore, if you are in a civil union or other non-marital relationship recognized under state law, you will not receive the favorable federal tax treatment normally afforded to married couples.

When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.

If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

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•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (“RiverSource Distributors”), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 6.50% as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay an additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including withdrawal charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

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LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). RiverSource Life has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2013, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access this document, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

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Appendix A: 8% Performance Credit Rider Adjusted Partial Withdrawal

STEP ONE
For each withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA =	Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE:	In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.

RPA adjusted partial withdrawals	=	PW × RPA CV

PW =	the partial withdrawal including any applicable withdrawal charge or MVA.

CV =	the contract value on the date of (but prior to) the partial withdrawal.

RPA =	the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For each withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA =	Total purchase payments made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE:	In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

EPA adjusted partial withdrawals	=	PW × EPA CV	×	EPA RPA

PW =	the partial withdrawal including any applicable withdrawal charge or MVA.

CV =	the contract value on the date of (but prior to) the partial withdrawal.

EPA =	the eligible premium amount on the date of (but prior to) the partial withdrawal.

RPA =	the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the sum of each EPA adjusted partial withdrawal.

Example: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).

•	You purchase the contract with a purchase payment of $100,000.

•	On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.

•	Contract values before any partial withdrawals are shown below.

•	On the third contract anniversary you make a partial withdrawal in the amount of $10,000.

•	On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 53

NOTE: The shaded portion of the table indicates the five year exclusion period.

Contract Duration in Years	Total Purchase Payments	Contract Value

At Issue	$100,000	$100,000
1	100,000	110,000
2	100,000	115,000
3	100,000	120,000
4	100,000	115,000
5	100,000	120,000

6	200,000	225,000
7	200,000	230,000
8	200,000	235,000
9	200,000	230,000
10	200,000	235,000

Step one: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on the third contract anniversary:
RPA before the partial withdrawal = total purchase	RPA adjusted partial withdrawal =
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	$10,000 × $100,000 $120,000	=	$8,333

For the second partial withdrawal on the eighth contract anniversary:
RPA before the partial withdrawal = total purchase	RPA adjusted partial withdrawal =
payments made prior to the partial withdrawal minus the RPA adjusted partial withdrawals for all previous partial withdrawals = $200,000 – $8,333 = $191,667	$10,000 × $191,667 $235,000	=	$8,156
Step two: For each withdrawal made within the current calculation period, we calculate the EPA:
For the first partial withdrawal on the third contract anniversary:
EPA before the partial withdrawal = total purchase	EPA adjusted partial withdrawal =
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – 0 = $100,000	$10,000 × $100,000 $120,000	×	$100,000 $100,000	= $8,333

For the second partial withdrawal on the eighth contract anniversary:
EPA before the partial withdrawal = total purchase	EPA adjusted partial withdrawal =
payments made prior to the partial withdrawal AND the five-year exclusion period minus the EPA adjusted partial withdrawals for all previous partial withdrawals = $100,000 – $8,333 = $91,667	$10,000 × $91,667 $235,000	×	$91,667 $191,667	= $1,866

Step three: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

PCRPW amount = $8,333 + $1,866 = $10,199

 54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Appendix B: Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2013.

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68	$0.67	$0.65
Accumulation unit value at end of period	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	170	235	350	428	503	570	717	914	1,202	1,283

AllianceBernstein VPS Intermediate Bond Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29	$1.28	$1.25
Accumulation unit value at end of period	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	350	395	395	473	473	704	888	1,058	1,149	1,347

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79	$0.70	$0.65
Accumulation unit value at end of period	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	318	380	710	877	1,081	1,186	1,619	1,808	2,130	2,021

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98	$1.93	$1.79
Accumulation unit value at end of period	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	600	692	777	880	1,036	1,249	1,756	2,335	3,221	4,136

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26	$1.24	$1.25
Accumulation unit value at end of period	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,750	2,860	3,784	4,615	4,417	4,753	3,976	3,923	6,630	7,059

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63	$1.62	$1.58
Accumulation unit value at end of period	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	1,527	2,043	2,171	2,609	9,757	10,453	12,248	8,733	8,279	9,515

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46	$1.31	$1.12
Accumulation unit value at end of period	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	113	153	273	295	303	421	523	522	532	451

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (08/26/1999)
Accumulation unit value at beginning of period	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19	$1.16	$1.05
Accumulation unit value at end of period	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	773	971	1,146	1,400	1,627	2,018	3,017	4,475	3,380	3,074

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50	$0.47	$0.44
Accumulation unit value at end of period	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	364	444	158	198	308	1,533	1,159	411	413	471

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64	$1.56	$1.50
Accumulation unit value at end of period	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1,652	2,086	2,533	3,074	3,447	3,843	4,871	5,898	4,590	4,708

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31	$1.27	$1.09
Accumulation unit value at end of period	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	28	32	129	48	55	80	76	83	85	89

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16	$1.16	$1.16
Accumulation unit value at end of period	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	152	163	168	270	386	453	403	471	469	521

Fidelity® VIP Growth & Income Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99	$0.94	$0.90
Accumulation unit value at end of period	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	295	395	489	588	702	889	1,172	1,351	1,630	1,820

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 55

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Mid Cap Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72	$2.33	$1.90
Accumulation unit value at end of period	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	282	331	423	509	594	687	1,049	1,401	1,747	1,964

Fidelity® VIP Overseas Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11	$0.95	$0.85
Accumulation unit value at end of period	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	87	136	139	162	197	237	372	482	465	499

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61	$2.34	$1.80
Accumulation unit value at end of period	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	187	211	253	310	433	475	605	706	734	760

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60	$1.47	$1.32
Accumulation unit value at end of period	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,777	2,135	2,449	3,186	4,141	5,501	9,245	10,913	11,340	11,643

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39	$1.28	$1.09
Accumulation unit value at end of period	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	286	330	396	517	595	936	1,425	1,562	1,549	1,200

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88	$0.87	$0.81
Accumulation unit value at end of period	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	55	59	61	105	118	125	212	341	426	462

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12	$1.00	$0.89
Accumulation unit value at end of period	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	37	40	80	83	135	191	137

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02	$0.97	$0.85
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	138	160	244	348	522	746	1,109	1,487	1,581	1,430

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	457	—	—	—	—	—	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26	$1.21	$1.13
Accumulation unit value at end of period	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,856	2,171	2,494	2,967	3,385	4,142	5,535	7,315	3,274	4,188

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	153	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52	$0.47	$0.39
Accumulation unit value at end of period	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	270	318	356	418	516	647	914	1,189	1,293	1,661

Janus Aspen Series Global Technology Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39	$0.35	$0.35
Accumulation unit value at end of period	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39	$0.35
Number of accumulation units outstanding at end of period (000 omitted)	60	79	179	240	270	246	411	658	843	717

Janus Aspen Series Janus Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60	$0.58	$0.57
Accumulation unit value at end of period	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	478	694	869	962	12,886	12,008	9,966	1,523	1,775	1,862

Janus Aspen Series Overseas Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89	$0.68	$0.58
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	209	242	283	339	397	530	721	1,086	1,039	951

 56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.48	$1.33	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.67	$1.44	$1.48	$1.33	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	114	168	188	204	—	—	—	—	—

Lazard Retirement International Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99	$0.91	$0.80
Accumulation unit value at end of period	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	31	42	63	160	148	157	147

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03	$1.01	$0.92
Accumulation unit value at end of period	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	9	14	14	94	97	104	127

LVIP Baron Growth Opportunities Fund – Service Class (09/22/1999)
Accumulation unit value at beginning of period	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73	$1.70	$1.37
Accumulation unit value at end of period	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	184	178	185	196	204	222	288	374	441	480

MFS® New Discovery Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29	$1.24	$1.18
Accumulation unit value at end of period	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	284	324	374	436	512	578	690	956	994	1,044

MFS® Research Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94	$0.88	$0.77
Accumulation unit value at end of period	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	243	230	320	388	445	586	680	888	1,120	1,634

MFS® Utilities Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43	$1.24	$0.97
Accumulation unit value at end of period	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	577	652	680	798	879	996	1,393	1,751	1,748	1,935

Putnam VT Growth and Income Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32	$1.28	$1.16
Accumulation unit value at end of period	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	599	708	812	1,063	1,414	1,861	2,565	3,460	4,185	4,645

Putnam VT International Equity Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21	$1.10	$0.96
Accumulation unit value at end of period	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	636	714	947	1,199	1,363	1,487	1,885	2,110	2,185	2,258

Putnam VT International Growth Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95	$0.81	$0.73
Accumulation unit value at end of period	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	41	53	86	115	163	210	274	347	461	485

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68	$2.44	$2.17
Accumulation unit value at end of period	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	93	101	105	138	151	204	286	398	446	505

Royce Capital Fund – Small-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57	$2.40	$1.95
Accumulation unit value at end of period	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	109	129	150	179	214	239	356	450	576	658

Third Avenue Value Portfolio (05/02/2000)
Accumulation unit value at beginning of period	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39	$2.11	$1.79
Accumulation unit value at end of period	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	75	83	90	90	129	203	332	481	577	705

Wanger International (09/22/1999)
Accumulation unit value at beginning of period	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60	$1.34	$1.04
Accumulation unit value at end of period	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	163	183	199	215	1,491	2,249	1,387	742	484	439

Wanger USA (09/22/1999)
Accumulation unit value at beginning of period	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70	$1.55	$1.33
Accumulation unit value at end of period	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	340	541	659	787	2,050	2,146	1,967	1,384	1,171	455

RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS 57

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p. 3

Rating Agencies	p. 4

Revenues Received During Calendar Year 2013	p. 4

Principal Underwriter	p. 5

Independent Registered Public Accounting Firm	p. 5

Condensed Financial Information (Unaudited)	p. 6

Financial Statements

 58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY — PROSPECTUS

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RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.

©2008-2014 RiverSource Life Insurance Company. All rights reserved.
43444 X (5/14)

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

EVERGREEN ESSENTIALsm VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

EVERGREEN PATHWAYSsm VARIABLE ANNUITY

EVERGREEN PATHWAYSsm SELECT VARIABLE ANNUITY

EVERGREEN PRIVILEGEsm VARIABLE ANNUITY

RIVERSOURCE® ACCESSCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® BUILDER SELECT VARIABLE ANNUITY

RIVERSOURCE® ENDEAVOR SELECT VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE VARIABLE ANNUITY

RIVERSOURCE® FLEXCHOICE SELECT VARIABLE ANNUITY

RIVERSOURCE® GALAXY PREMIER VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS SELECT VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC VARIABLE ANNUITY

RIVERSOURCE® INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

RIVERSOURCE® NEW SOLUTIONS VARIABLE ANNUITY

RIVERSOURCE® PINNACLE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE SELECT VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE VARIABLE ANNUITY

RIVERSOURCE® SIGNATURE ONE SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE® VARIABLE ANNUITY

WELLS FARGO ADVANTAGE® SELECT VARIABLE ANNUITY

WELLS FARGO ADVANTAGE® BUILDER VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICEsm VARIABLE ANNUITY

WELLS FARGO ADVANTAGE CHOICEsm SELECT VARIABLE ANNUITY

RIVERSOURCE VARIABLE ANNUITY ACCOUNT

May 1, 2014

RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-333-3437

S-6318 P (5/14)

Table of Contents

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2013	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

 2  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

•	take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2013

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2013. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$450,615,769
Fidelity® Variable Insurance Products	$9,133,237
Oppenheimer Variable Account Funds	$6,499,313
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,552,758
Franklin® Templeton® Variable Insurance Products Trust	$3,281,818
American Century® Variable Portfolios, Inc.	$3,060,807
AllianceBernstein Variable Products Series Fund, Inc.	$2,911,899
Goldman Sachs Variable Insurance Trust	$2,653,268
MFS® Variable Insurance TrustSM	$2,615,431
Wells Fargo Variable Trust	$1,928,699
PIMCO Variable Insurance Trust	$1,770,719
Eaton Vance Variable Trust	$1,714,778
Janus Aspen Series	$1,351,103
Morgan Stanley Universal Institutional Funds, Inc.	$815,182
Putnam Variable Trust	$786,803
Credit Suisse Trust	$367,974
Royce Capital Fund	$231,725
Third Avenue Variable Series Trust	$199,715
Neuberger Berman Advisers Management Trust	$155,180
BlackRock Variable Series Funds, Inc.	$127,660
Calvert Variable Series, Inc.	$100,859
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund/Dreyfus Socially Responsible Growth Fund, Inc.	$90,009
Legg Mason Partners Variable Equity Trust/Legg Mason Partners Variable Income Trust	$86,611
DWS Variable Series II	$80,280
ALPS Variable Investment Trust	$21,575
Ivy Funds Variable Insurance Portfolios	$15,557
Van Eck VIP Trust	$3,259
Lincoln Variable Insurance Products Trust	$2,142
Lazard Retirement Series, Inc.	$2,133
JPMorgan Insurance Trust	$1,288

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commission paid to RiverSource Distributors by RiverSource Life in 2013 was $408,527,238, in 2012 was $375,557,164 and in 2011 was $411,317,776. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2013 and December 31, 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of each of the divisions of RiverSource Variable Annuity Account as of December 31, 2013 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2012 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	5	17	32	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.45	$0.40	$0.53	$0.45	$0.30	$0.57	$0.48	$0.45	$0.44	$0.42
Accumulation unit value at end of period	$0.55	$0.45	$0.40	$0.53	$0.45	$0.30	$0.57	$0.48	$0.45	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	54	64	89	80	126	156	276	482	552	588

AllianceBernstein VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.04	$0.93	$0.78	$1.33	$1.28	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.69	$1.27	$1.09	$1.04	$0.93	$0.78	$1.33	$1.28	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	169	253	295	416	688	1,006	1,348	1,482	1,471	1,573

AllianceBernstein VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$0.94	$0.83	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.94	$0.83	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	18	7	—	—	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.72	$0.62	$0.65	$0.60	$0.44	$0.74	$0.66	$0.67	$0.59	$0.55
Accumulation unit value at end of period	$0.97	$0.72	$0.62	$0.65	$0.60	$0.44	$0.74	$0.66	$0.67	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	115	121	128	210	363	517	863	934	882	881

American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.24	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.40	$1.22	$1.24	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.19	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.18	$1.19	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.15	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.31	$1.15	$1.15	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$1.58	$1.33	$1.33	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.30	$1.58	$1.33	$1.33	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$0.99	$0.97	$0.89
Accumulation unit value at end of period	$1.49	$1.24	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$0.99	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	30	51	55	74	235	277	225	58	73	48

Columbia Variable Portfolio – Cash Management Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.15	$1.10	$1.07	$1.05	$1.05
Accumulation unit value at end of period	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.15	$1.10	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	210	269	341	576	492	720	1,135	646	695	691

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.37	$1.27	$1.12	$1.21	$1.16	$1.13	$1.11	$1.08
Accumulation unit value at end of period	$1.49	$1.54	$1.44	$1.37	$1.27	$1.12	$1.21	$1.16	$1.13	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	245	268	317	645	713	743	1,355	1,120	1,133	1,115

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.57	$1.36	$1.08	$1.83	$1.71	$1.44	$1.28	$1.10
Accumulation unit value at end of period	$2.09	$1.67	$1.48	$1.57	$1.36	$1.08	$1.83	$1.71	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	70	87	130	223	356	367	455	367	326	294

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.24	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.16	$0.97	$1.24	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	12	5	—	—	—	—	—

 6  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.16	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.39	$1.21	$1.16	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.14	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.37	$1.20	$1.14	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	23	24	37	15	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$1.00	$1.15	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.16	$1.00	$1.15	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.10	$0.95	$0.70	$1.27	$1.24	$1.13	$1.05	$0.98
Accumulation unit value at end of period	$1.61	$1.25	$1.05	$1.10	$0.95	$0.70	$1.27	$1.24	$1.13	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	7	24	30	33	24	28

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.06	$0.94	$0.90	$0.78	$0.63	$1.10	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	116	126	203	307	325	354	377	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,103	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,412	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,884	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.18	$1.22	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.31	$1.18	$1.22	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	45	20	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.09	$0.94	$1.13	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$0.94	$1.13	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.79	$1.43	$0.89	$1.62	$1.44	$1.46	$1.33	$1.24
Accumulation unit value at end of period	$2.15	$1.66	$1.51	$1.79	$1.43	$0.89	$1.62	$1.44	$1.46	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.28	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.36	$1.16	$1.28	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85	$0.78
Accumulation unit value at end of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	228	258	291	404	521	683	746	811	799	771

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  7

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.65	$1.41	$1.56	$1.24	$0.90	$1.48	$1.56	$1.41	$1.36	$1.16
Accumulation unit value at end of period	$2.42	$1.65	$1.41	$1.56	$1.24	$0.90	$1.48	$1.56	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	12	16	22	23	26

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.33	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.36	$1.24	$1.33	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	30	14	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.31	$1.30	$1.29	$1.27	$1.22	$1.26	$1.21	$1.18	$1.17	$1.17
Accumulation unit value at end of period	$1.27	$1.31	$1.30	$1.29	$1.27	$1.22	$1.26	$1.21	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	85	132	158	313	373	561	759	861	873	916

Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.19	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$1.00	$1.03	$1.19	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$0.93	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$0.93	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$0.94	$0.84	$1.05	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.94	$0.84	$1.05	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.12	$1.11	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.19	$1.12	$1.11	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	19	6	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.61	$1.40	$1.45	$1.25	$0.93	$1.64	$1.41	$1.27	$1.10	$0.96
Accumulation unit value at end of period	$2.09	$1.61	$1.40	$1.45	$1.25	$0.93	$1.64	$1.41	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	80	115	127	126	184	341	843	953	1,030	993

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.57	$1.63	$1.41	$1.05	$1.85	$1.59	$1.44	$1.25	$1.10
Accumulation unit value at end of period	$2.34	$1.80	$1.57	$1.63	$1.41	$1.05	$1.85	$1.59	$1.44	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	279	363	447	873	1,505	1,719	1,897	2,032	2,013	1,844

Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.12	$0.91	$0.72	$1.38	$1.10	$1.05	$1.00	$0.98
Accumulation unit value at end of period	$1.69	$1.26	$1.11	$1.12	$0.91	$0.72	$1.38	$1.10	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	37	37	48	79	113	149	130	135	139

Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.58	$1.40	$1.36	$1.21	$0.85	$1.14	$1.12	$1.02	$1.01	$0.93
Accumulation unit value at end of period	$1.66	$1.58	$1.40	$1.36	$1.21	$0.85	$1.14	$1.12	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	54	61	68	80	148	259	264	215	219	215

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.17	$1.12	$1.06	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.17	$1.12	$1.06	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	28	9	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.77	$2.44	$2.76	$2.16	$1.56	$2.61	$2.28	$2.04	$1.75	$1.41
Accumulation unit value at end of period	$3.73	$2.77	$2.44	$2.76	$2.16	$1.56	$2.61	$2.28	$2.04	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	20	25	44	71	129	238	505	657	667	728

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.24	$1.98	$2.24	$1.76	$1.27	$2.13	$1.86	$1.68	$1.43	$1.16
Accumulation unit value at end of period	$3.02	$2.24	$1.98	$2.24	$1.76	$1.27	$2.13	$1.86	$1.68	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	170	183	212	350	628	721	821	841	769	737

Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.47	$1.32	$1.06	$1.90	$1.64	$1.41	$1.20	$1.07
Accumulation unit value at end of period	$1.85	$1.44	$1.21	$1.47	$1.32	$1.06	$1.90	$1.64	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	62	122	147	189	159	108	64

 8  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.63	$1.30	$1.39	$1.16	$0.98	$1.72	$2.20	$1.84	$1.64	$1.26
Accumulation unit value at end of period	$1.66	$1.63	$1.30	$1.39	$1.16	$0.98	$1.72	$2.20	$1.84	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	39	41	44	76	95	90	106	130	125	99

FTVIPT Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.18	$1.16	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.48	$1.31	$1.18	$1.16	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	17	18	2	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.86	$1.58	$1.66	$1.31	$1.02	$1.54	$1.60	$1.38	$1.28	$1.05
Accumulation unit value at end of period	$2.51	$1.86	$1.58	$1.66	$1.31	$1.02	$1.54	$1.60	$1.38	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	56	74	88	114	219	285	324	313	315	231

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.00	$0.79	$0.56	$0.98	$0.89	$0.83	$0.80	$0.72
Accumulation unit value at end of period	$1.42	$1.04	$0.95	$1.00	$0.79	$0.56	$0.98	$0.89	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	80	98	124	284	441	623	769	877	916	978

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.57	$1.43	$1.14	$1.84	$1.79	$1.53	$1.40	$1.25
Accumulation unit value at end of period	$2.21	$1.74	$1.54	$1.57	$1.43	$1.14	$1.84	$1.79	$1.53	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	494	606	716	1,184	1,983	2,405	3,218	3,435	3,555	3,640

FTVIPT Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.60	$2.32	$2.79	$2.40	$1.40	$2.99	$2.35	$1.85	$1.47	$1.19
Accumulation unit value at end of period	$2.55	$2.60	$2.32	$2.79	$2.40	$1.40	$2.99	$2.35	$1.85	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	22	41	22	10	6

FTVIPT Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.35	$1.26	$0.93	$1.57	$1.38	$1.14	$1.05	$0.89
Accumulation unit value at end of period	$1.70	$1.40	$1.20	$1.35	$1.26	$0.93	$1.57	$1.38	$1.14	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	83	110	170	251	583	835	1,046	1,146	1,113	1,058

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.14	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.27	$1.12	$1.14	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	22	28	9	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.20	$1.00	$1.09	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.20	$1.00	$1.09	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.30	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.42	$1.21	$1.30	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	11	5	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.14	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.81	$1.33	$1.17	$1.14	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	17	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.79	$1.52	$1.57	$1.37	$1.08	$1.69	$1.75	$1.52	$1.48	$1.27
Accumulation unit value at end of period	$2.40	$1.79	$1.52	$1.57	$1.37	$1.08	$1.69	$1.75	$1.52	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	19	27	29	77	120	113	111	125	144	139

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.11	$1.02	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.23	$1.09	$1.11	$1.02	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	39	52	33	39	86	148	254	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  9

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	9	30	19	24	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.12	$1.09	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.33	$1.12	$1.09	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	8	10	2	—	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.59	$1.44	$1.17	$1.74	$1.72	$1.49	$1.38	$1.22
Accumulation unit value at end of period	$2.31	$1.75	$1.54	$1.59	$1.44	$1.17	$1.74	$1.72	$1.49	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	12	12	13	216	263	304	334	329	325	275

Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.14	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.20	$1.05	$1.14	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	36	15	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	23	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.95	$0.90	$0.61	$1.29	$1.28	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.39	$1.06	$0.91	$0.95	$0.90	$0.61	$1.29	$1.28	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	207	240	297	468	748	743	806	813	843	909

Janus Aspen Series Janus Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.17	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.28	$1.10	$1.17	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	39	17	—	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$0.87	$0.76	$0.76	$0.68	$0.50	$0.80	$0.72	$0.68	$0.66	$0.61
Accumulation unit value at end of period	$1.12	$0.87	$0.76	$0.76	$0.68	$0.50	$0.80	$0.72	$0.68	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	16	18	65	128	327	449	370	419	500	482

MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.36	$1.01	$0.63	$1.05	$1.03	$0.92	$0.89	$0.84
Accumulation unit value at end of period	$2.01	$1.44	$1.20	$1.36	$1.01	$0.63	$1.05	$1.03	$0.92	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	32	35	54	137	197	204	314	454	474	495

MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.47	$1.35	$1.16	$1.51	$1.47	$1.33	$1.31	$1.19
Accumulation unit value at end of period	$1.91	$1.62	$1.48	$1.47	$1.35	$1.16	$1.51	$1.47	$1.33	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	507	584	662	1,080	1,849	2,581	3,209	3,243	3,188	2,934

MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$3.07	$2.74	$2.60	$2.31	$1.76	$2.85	$2.26	$1.74	$1.51	$1.17
Accumulation unit value at end of period	$3.65	$3.07	$2.74	$2.60	$2.31	$1.76	$2.85	$2.26	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	14	17	18	23	33	60	136	124	98	53

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.43	$1.11	$1.25	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.43	$1.11	$1.25	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	17	20	7	3	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.35	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.34	$1.24	$1.35	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.78	$2.42	$2.31	$1.80	$1.41	$2.30	$2.80	$2.05	$1.77	$1.31
Accumulation unit value at end of period	$2.81	$2.78	$2.42	$2.31	$1.80	$1.41	$2.30	$2.80	$2.05	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	7	3	3	4	4	4	27	39	45	22

Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.11	$1.03	$0.72	$1.34	$1.19	$1.11	$1.07	$1.01
Accumulation unit value at end of period	$1.56	$1.22	$1.08	$1.11	$1.03	$0.72	$1.34	$1.19	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	59	53	64	217	274	315	318	339	399	377

 10  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.49	$1.64	$1.44	$1.04	$1.76	$1.68	$1.44	$1.28	$1.09
Accumulation unit value at end of period	$2.24	$1.78	$1.49	$1.64	$1.44	$1.04	$1.76	$1.68	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	41	44	57	110	210	287	384	376	391	303

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.70	$1.50	$1.28	$1.51	$1.39	$1.31	$1.29	$1.20
Accumulation unit value at end of period	$1.87	$1.90	$1.69	$1.70	$1.50	$1.28	$1.51	$1.39	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	291	334	365	704	1,221	1,572	1,717	1,600	1,586	1,442

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.84	$1.58	$1.63	$1.34	$0.99	$1.61	$1.65	$1.45	$1.34	$1.13
Accumulation unit value at end of period	$2.56	$1.84	$1.58	$1.63	$1.34	$0.99	$1.61	$1.65	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	68	68	76	117	205	221	249	248	220	170

PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.11	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.12	$1.11	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	24	12	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.68	$1.38	$1.41	$1.39	$1.12	$1.36	$1.38	$1.36	$1.21	$1.14
Accumulation unit value at end of period	$2.35	$1.68	$1.38	$1.41	$1.39	$1.12	$1.36	$1.38	$1.36	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	3	3	3	8	8	18	27	28	22

Putnam VT Growth and Income Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.08	$0.96	$0.74	$1.22	$1.32	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.62	$1.20	$1.02	$1.08	$0.96	$0.74	$1.22	$1.32	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	81	82	88	163	212	278	376	343	383	455

Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.31	$1.20	$0.97	$1.76	$1.64	$1.29	$1.17	$1.01
Accumulation unit value at end of period	$1.65	$1.30	$1.08	$1.31	$1.20	$0.97	$1.76	$1.64	$1.29	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	80	105	117	210	300	325	392	419	350	360

Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.94	$0.78	$0.96	$0.87	$0.63	$1.11	$0.99	$0.79	$0.68	$0.60
Accumulation unit value at end of period	$1.14	$0.94	$0.78	$0.96	$0.87	$0.63	$1.11	$0.99	$0.79	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	16	41	137	238	250	217

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	21	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.28	$1.09	$1.13	$0.98	$0.74	$1.22	$1.22	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.69	$1.28	$1.09	$1.13	$0.98	$0.74	$1.22	$1.22	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	6

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,780	10,783	12,384	13,419	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,472	14,276	15,343	15,181	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$1.10	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.16	$1.10	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	56	54	46	17	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,795	5,340	5,679	5,530	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,460	5,795	5,420	2,526	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  11

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,562	58,269	57,387	56,613	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53,663	55,694	56,777	57,303	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,568	37,012	40,955	40,503	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,933	36,928	40,197	41,590	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,466	16,343	15,369	12,869	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,505	16,620	15,201	16,063	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.80	$1.60	$1.69	$1.38	$1.02	$1.50	$1.59	$1.34	$1.28	$1.08
Accumulation unit value at end of period	$2.40	$1.80	$1.60	$1.69	$1.38	$1.02	$1.50	$1.59	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	27	33	35	45	62	68	80	78	77	86

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.13	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.19	$1.08	$1.13	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	48	20	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.29	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.38	$1.19	$1.29	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.27	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.57	$1.29	$1.07	$1.27	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	15	5	—	—	—	—	—

Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.32	$1.08	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.98	$1.49	$1.26	$1.32	$1.08	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	10	5	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.51	$1.31	$1.14	$1.97	$1.73	$1.42	$1.23	$1.05
Accumulation unit value at end of period	$1.75	$1.47	$1.31	$1.51	$1.31	$1.14	$1.97	$1.73	$1.42	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	14	18	20	31	105	196	180	142	109

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.72	$1.49	$1.30	$2.25	$1.98	$1.63	$1.42	$1.21
Accumulation unit value at end of period	$1.97	$1.66	$1.48	$1.72	$1.49	$1.30	$2.25	$1.98	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	96	122	140	192	237	227	294	327	333	336

Wells Fargo Advantage VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.09	$0.92	$0.65	$0.90	$0.81	$0.77	$0.75	$0.71
Accumulation unit value at end of period	$1.70	$1.22	$1.02	$1.09	$0.92	$0.65	$0.90	$0.81	$0.77	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	27	28	48	71	95	149	195	256	264	332

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.26	$1.89	$2.03	$1.71	$1.20	$1.68	$1.52	$1.45	$1.41	$1.33
Accumulation unit value at end of period	$3.13	$2.26	$1.89	$2.03	$1.71	$1.20	$1.68	$1.52	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	204	227	241	292	314	348	449	462	480	368

 12  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	18	22	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	442	504	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.28	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.29	$1.21	$1.28	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	50	51	65	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 1 (07/16/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	28	33	38	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.27	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	184	214	350	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.08	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211	247	299	469	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  13

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.01	$0.82	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.06	$1.11	$1.01	$0.82	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—
Accumulation unit value at end of period	$1.10	$0.91	$0.81	$1.07	$0.91	$0.60	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	1	4	10	10	10	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$0.94	$0.89	$0.80	$0.67	$1.15	$1.11	$1.00
Accumulation unit value at end of period	$1.45	$1.09	$0.94	$0.89	$0.80	$0.67	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	55	61	64	71	36	20	9	3

AllianceBernstein VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.67	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00
Accumulation unit value at end of period	$0.81	$0.67	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	137	178	190	193	14,182	15,838	6,819	2,227

American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.43	$1.35	$1.22	$1.17	$1.08	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7	23	130	—	—	—	—	—

American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.89	$1.02	$0.91	$0.69	$1.26	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.89	$1.02	$0.91	$0.69	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	$1.00	—
Accumulation unit value at end of period	$1.48	$1.15	$1.00	$1.02	$0.86	$0.67	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.02	$0.89	$0.67	$1.15	$0.97	$1.00
Accumulation unit value at end of period	$1.55	$1.14	$1.02	$1.02	$0.89	$0.67	$1.15	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	8	11	11	22	4,219

American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.00	$1.01	$0.90	$0.76	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.48	$1.14	$1.00	$1.01	$0.90	$0.76	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	2	2	6	6	7	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	$1.00	—
Accumulation unit value at end of period	$1.83	$1.26	$1.07	$1.06	$0.86	$0.61	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	7	4	4	9	20	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.04	$1.05	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	213	227	204	344	6,729	1,399	321	67

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.37	$1.29	$1.22	$1.14	$1.01	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	286	313	341	374	36,842	27,863	19,798	8,562

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$0.92	$0.98	$0.84	$0.67	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.03	$0.92	$0.98	$0.84	$0.67	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	189	237	271	304	38,327	27,148	12,478	5,812

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.13	$1.45	$1.22	$0.71	$1.55	$1.13	$1.00
Accumulation unit value at end of period	$1.31	$1.35	$1.13	$1.45	$1.22	$0.71	$1.55	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	99	105	118	124	6,961	8,276	3,593	1,590

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.63	$1.42	$1.36	$1.20	$0.79	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.71	$1.63	$1.42	$1.36	$1.20	$0.79	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	7	477	490	517	761

 14  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.35	$1.21	$0.86	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.67	$1.61	$1.42	$1.35	$1.21	$0.86	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	129	135	154	173	20,105	10,342	7,039	2,214

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.01	$0.86	$1.00	$0.88	$0.70	$1.19	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.89	$0.93	$0.80	$0.59	$1.08	$1.05	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$0.89	$0.93	$0.80	$0.59	$1.08	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	24	1,417	997	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.06	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	30	30	30	30	28	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,171	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,842	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,435	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	$1.00	—
Accumulation unit value at end of period	$1.46	$1.09	$0.98	$1.02	$0.85	$0.67	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	222	259	281	307	34,403	19,916	9,765	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—
Accumulation unit value at end of period	$1.03	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	55	55	55	39	39	32	20	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.19	$0.95	$0.59	$1.08	$0.96	$1.00
Accumulation unit value at end of period	$1.42	$1.10	$1.00	$1.19	$0.95	$0.59	$1.08	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	$1.00	—
Accumulation unit value at end of period	$1.33	$0.97	$0.83	$0.92	$0.76	$0.54	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	7	7	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.00	$0.99	$0.88	$0.70	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.14	$1.00	$0.99	$0.88	$0.70	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	167	176	197	186	195	7	4	2

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.97	$0.81	$0.65	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.10	$0.94	$0.97	$0.81	$0.65	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  15

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.10	$0.88	$0.71	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.49	$1.12	$1.02	$1.10	$0.88	$0.71	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	133	165	189	199	24,798	13,624	7,836	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	137	152	158	160	4,815	1,449	711	239

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	$1.00	—
Accumulation unit value at end of period	$0.74	$0.83	$0.85	$0.99	$0.86	$0.72	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	18	4	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$0.97	$0.98	$0.78	$0.58	$0.99	$0.98	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$0.97	$0.98	$0.78	$0.58	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.28	$1.00	$0.64	$1.11	$0.98	$1.00
Accumulation unit value at end of period	$1.75	$1.33	$1.17	$1.28	$1.00	$0.64	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	950

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.13	$0.99	$0.82	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.33	$1.22	$1.13	$0.99	$0.82	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	$1.00	—
Accumulation unit value at end of period	$1.00	$0.86	$0.71	$0.84	$0.77	$0.62	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	8	13	14	3	2	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.73	$0.90	$0.88	$0.68	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$0.98	$0.81	$0.73	$0.90	$0.88	$0.68	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	8	5	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	$1.00	—
Accumulation unit value at end of period	$1.21	$1.18	$1.11	$1.10	$1.02	$0.71	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	99	103	114	121	13,404	8,170	4,857	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.16	$1.01	$1.05	$0.91	$0.68	$1.20	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	165	192	204	243	7,928	17,964	12,765	9,751

Fidelity® VIP Growth Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.01	$1.03	$0.84	$0.66	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$1.01	$1.03	$0.84	$0.66	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	4	5	5	5	2	5	5

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.24	$1.17	$1.02	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.32	$1.24	$1.17	$1.02	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	163	207	222	238	16,651	11,995	8,725	859

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.19	$0.94	$0.68	$1.13	$0.99	$1.00
Accumulation unit value at end of period	$1.60	$1.19	$1.05	$1.19	$0.94	$0.68	$1.13	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	85	97	103	135	9,053	11,273	4,921	1,866

Fidelity® VIP Overseas Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.77	$0.94	$0.85	$0.68	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$0.92	$0.77	$0.94	$0.85	$0.68	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13	19	26	30	906	1,281	1,053	434

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.85	$0.67	$0.72	$0.60	$0.51	$0.90	$1.15	$1.00
Accumulation unit value at end of period	$0.86	$0.85	$0.67	$0.72	$0.60	$0.51	$0.90	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	233	364	498	1

 16  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

FTVIPT Franklin Income VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.19	$1.07	$0.79	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.51	$1.34	$1.21	$1.19	$1.07	$0.79	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	288	272	276	240	181	120	132	6

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.09	$1.03	$0.87	$0.75	$1.03	$1.07	$1.00
Accumulation unit value at end of period	$1.54	$1.20	$1.09	$1.03	$0.87	$0.75	$1.03	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	27	27	27	27	1

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.12	$0.88	$0.62	$1.09	$0.99	$1.00
Accumulation unit value at end of period	$1.58	$1.15	$1.05	$1.12	$0.88	$0.62	$1.09	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	2

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.94	$0.96	$0.87	$0.70	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.34	$1.06	$0.94	$0.96	$0.87	$0.70	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36	38	39	63	66	66	83	2,313

FTVIPT Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.61	$1.42	$1.21	$1.15	$1.05	$1.00
Accumulation unit value at end of period	$1.81	$1.80	$1.58	$1.61	$1.42	$1.21	$1.15	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	157	220	231	238	14,147	11,041	9,216	3,787

FTVIPT Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11	$1.00
Accumulation unit value at end of period	$1.26	$0.97	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	74	94	100	139	160	105	116	1

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.12	$0.90	$0.69	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.59	$1.21	$1.03	$1.12	$0.90	$0.69	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	93	110	117	110	7,647	7,744	5,921	3,150

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	$1.00	—
Accumulation unit value at end of period	$1.25	$0.92	$0.81	$0.79	$0.70	$0.59	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	21	24	31	15	16	3	2	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	34	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.98	$0.85	$0.67	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.11	$0.95	$0.98	$0.85	$0.67	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	108	82	107	126	11,689	12,787	7,163	5,339

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	$1.00	—
Accumulation unit value at end of period	$1.62	$1.17	$0.98	$0.95	$0.92	$0.73	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	5	8	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	$1.00	—
Accumulation unit value at end of period	$1.13	$0.96	$0.84	$0.91	$0.82	$0.61	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	153	176	198	214	27,658	9,069	4,018	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.15	$1.02	$0.80	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.48	$1.17	$1.07	$1.15	$1.02	$0.80	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$0.75	$0.78	$0.74	$0.51	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.15	$0.87	$0.75	$0.78	$0.74	$0.51	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  17

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	185	215	240	267	29,424	20,536	11,694	—

MFS® Investors Growth Stock Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.08	$0.97	$0.70	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.23	$1.07	$1.08	$0.97	$0.70	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.40	$1.17	$1.32	$0.98	$0.61	$1.02	$1.00	$1.00
Accumulation unit value at end of period	$1.95	$1.40	$1.17	$1.32	$0.98	$0.61	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	5	2	2	5

MFS® Total Return Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.07	$0.99	$0.85	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.18	$1.07	$1.07	$0.99	$0.85	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10	11	11	15	32	—	—	—

MFS® Utilities Series – Service Class (05/01/2006)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.40	$1.25	$0.95	$1.54	$1.22	$1.00
Accumulation unit value at end of period	$1.97	$1.66	$1.48	$1.40	$1.25	$0.95	$1.54	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	10	14	15	15	15	10	9	2

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	$1.00	—
Accumulation unit value at end of period	$0.92	$0.91	$0.71	$0.79	$0.66	$0.47	$0.85	—
Number of accumulation units outstanding at end of period (000 omitted)	33	42	48	53	6,317	7,158	2,329	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	$1.00	—
Accumulation unit value at end of period	$1.62	$1.19	$1.11	$1.21	$0.92	$0.59	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	32	30	30	31	30	12	12	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23	$1.00
Accumulation unit value at end of period	$1.21	$1.21	$1.05	$1.01	$0.79	$0.62	$1.01	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	66	66	69	72	75	75	71	46

Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$0.93	$0.95	$0.88	$0.62	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.34	$1.04	$0.93	$0.95	$0.88	$0.62	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	37	48	49	49	49	30	32	12

Oppenheimer Global Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$0.94	$1.04	$0.91	$0.66	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.13	$0.94	$1.04	$0.91	$0.66	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	41	38	39	33	36	22	10	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.27	$1.12	$0.96	$1.13	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.42	$1.27	$1.27	$1.12	$0.96	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	202	227	249	266	27,967	18,542	13,059	3,108

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.99	$0.81	$0.60	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$1.55	$1.11	$0.95	$0.99	$0.81	$0.60	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	13	14	24	25	24	24	20

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	$1.00	—
Accumulation unit value at end of period	$1.32	$1.33	$1.17	$1.16	$1.04	$0.86	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	127	138	154	174	15,157	17,312	11,741	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.24	$1.03	$1.05	$1.04	$0.83	$1.01	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.24	$1.03	$1.05	$1.04	$0.83	$1.01	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$0.72	$0.87	$0.80	$0.65	$1.17	$1.09	$1.00
Accumulation unit value at end of period	$1.09	$0.86	$0.72	$0.87	$0.80	$0.65	$1.17	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

 18  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.13	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.13	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00
Accumulation unit value at end of period	$1.32	$0.96	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	1,670

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	340	472	509	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,028	28,949	31,406	35,636	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	219	218	238	269	27,402	11,339	9,543	6,089

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,527	1,583	884	947	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,004	30,872	28,351	22,295	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,988	6,817	6,568	7,272	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199,424	217,020	229,158	241,303	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,154	3,588	4,069	3,301	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,752	98,277	113,447	126,812	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,649	2,093	2,521	2,064	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,397	32,837	33,464	37,757	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$0.91	$0.67	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.58	$1.19	$1.06	$1.12	$0.91	$0.67	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	733	845	639	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	$1.00	—
Accumulation unit value at end of period	$1.15	$0.90	$0.83	$0.87	$0.78	$0.60	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	191	229	258	295	36,770	16,104	7,996	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  19

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Victory Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.04	$1.13	$0.94	$0.69	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.04	$1.13	$0.94	$0.69	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	—	—	—

Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.24	$1.01	$0.68	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.53	$1.26	$1.05	$1.24	$1.01	$0.68	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	86	97	106	119	8,978	10,601	4,011	2,127

Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.07	$0.88	$0.62	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.61	$1.22	$1.02	$1.07	$0.88	$0.62	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	44	57	67	70	7,396	5,499	3,212	306

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.03	$0.92	$0.81	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.44	$1.22	$1.09	$1.03	$0.92	$0.81	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.17	$1.04	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.90	$0.93	$0.83	$0.71	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$0.90	$0.93	$0.83	$0.71	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	7	1,003	—	—	—

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.41	$1.18	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.95	$1.41	$1.18	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	6	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.19	$1.26	$1.00	$0.66	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.88	$1.27	$1.19	$1.26	$1.00	$0.66	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.30	$1.23	$1.11	$1.09	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.46	$1.39	$1.30	$1.23	$1.11	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5	4	5	5	2,595	2,554	3,584	1,094

 20  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.06	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	180	188	370	588	659	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.44	$0.40	$0.52	$0.45	$0.29	$0.57	$0.48	$0.45	$0.44	$0.42
Accumulation unit value at end of period	$0.54	$0.44	$0.40	$0.52	$0.45	$0.29	$0.57	$0.48	$0.45	$0.44
Number of accumulation units outstanding at end of period (000 omitted)	414	454	606	779	999	1,400	1,782	1,865	2,154	2,520

AllianceBernstein VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.03	$0.92	$0.78	$1.32	$1.28	$1.10	$1.07	$0.97
Accumulation unit value at end of period	$1.67	$1.25	$1.08	$1.03	$0.92	$0.78	$1.32	$1.28	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,228	1,463	1,904	2,862	3,667	5,177	6,957	7,884	8,905	9,205

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.71	$0.62	$0.64	$0.59	$0.44	$0.73	$0.65	$0.66	$0.58	$0.55
Accumulation unit value at end of period	$0.96	$0.71	$0.62	$0.64	$0.59	$0.44	$0.73	$0.65	$0.66	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	853	905	1,028	1,455	1,912	2,411	3,477	3,689	4,232	4,505

Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$0.99	$0.96	$0.89
Accumulation unit value at end of period	$1.47	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.12	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	203	296	312	378	416	454	382	707	607	710

Columbia Variable Portfolio – Cash Management Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.06	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05	$1.02	$1.00	$1.01
Accumulation unit value at end of period	$1.04	$1.06	$1.07	$1.08	$1.09	$1.10	$1.09	$1.05	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,910	2,447	3,238	4,813	3,442	4,841	3,738	2,880	2,618	2,964

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.52	$1.43	$1.35	$1.26	$1.12	$1.21	$1.16	$1.12	$1.11	$1.08
Accumulation unit value at end of period	$1.47	$1.52	$1.43	$1.35	$1.26	$1.12	$1.21	$1.16	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,108	1,301	1,688	2,329	2,714	3,120	3,407	3,164	3,290	3,256

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.65	$1.46	$1.56	$1.35	$1.07	$1.82	$1.70	$1.44	$1.28	$1.09
Accumulation unit value at end of period	$2.07	$1.65	$1.46	$1.56	$1.35	$1.07	$1.82	$1.70	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	519	600	751	998	1,300	1,449	1,612	1,695	1,713	1,639

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.09	$0.94	$0.69	$1.26	$1.23	$1.12	$1.05	$0.98
Accumulation unit value at end of period	$1.59	$1.24	$1.04	$1.09	$0.94	$0.69	$1.26	$1.23	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	26	25	25	29	29	35	46	46	48	58

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.05	$0.94	$0.90	$0.77	$0.63	$1.10	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	799	902	1,228	1,588	2,035	2,225	2,383	2,344	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.78	$1.42	$0.88	$1.61	$1.43	$1.45	$1.33	$1.23
Accumulation unit value at end of period	$2.13	$1.64	$1.49	$1.78	$1.42	$0.88	$1.61	$1.43	$1.45	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	27	24	26	48	27	24	40	43	44	46

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$1.00	$0.87	$0.85	$0.78
Accumulation unit value at end of period	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$1.00	$0.87	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,068	1,365	1,738	2,258	2,624	3,672	4,498	4,948	5,214	5,633

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.63	$1.40	$1.54	$1.23	$0.89	$1.46	$1.55	$1.40	$1.35	$1.15
Accumulation unit value at end of period	$2.39	$1.63	$1.40	$1.54	$1.23	$0.89	$1.46	$1.55	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	33	41	41	92	135	206	301	310	348	340

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.28	$1.28	$1.27	$1.25	$1.20	$1.24	$1.19	$1.16	$1.16	$1.16
Accumulation unit value at end of period	$1.24	$1.28	$1.28	$1.27	$1.25	$1.20	$1.24	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,579	1,708	2,195	2,509	2,625	3,146	4,022	4,370	4,579	4,914

Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.59	$1.38	$1.43	$1.24	$0.92	$1.62	$1.40	$1.27	$1.10	$0.96
Accumulation unit value at end of period	$2.06	$1.59	$1.38	$1.43	$1.24	$0.92	$1.62	$1.40	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	658	773	993	1,652	2,193	3,432	4,996	5,829	6,143	6,012

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  21

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.55	$1.62	$1.40	$1.04	$1.84	$1.59	$1.44	$1.25	$1.09
Accumulation unit value at end of period	$2.31	$1.78	$1.55	$1.62	$1.40	$1.04	$1.84	$1.59	$1.44	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2,119	2,726	3,725	5,191	6,602	7,562	8,559	9,102	9,289	9,448

Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.11	$0.91	$0.72	$1.38	$1.10	$1.04	$1.00	$0.98
Accumulation unit value at end of period	$1.67	$1.24	$1.10	$1.11	$0.91	$0.72	$1.38	$1.10	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	373	545	600	764	935	1,016	1,075	1,144	1,173	1,153

Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.56	$1.38	$1.35	$1.20	$0.84	$1.13	$1.12	$1.02	$1.00	$0.92
Accumulation unit value at end of period	$1.64	$1.56	$1.38	$1.35	$1.20	$0.84	$1.13	$1.12	$1.02	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	178	244	295	460	745	831	1,106	1,157	1,115	1,549

Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.73	$2.41	$2.73	$2.14	$1.55	$2.59	$2.26	$2.03	$1.74	$1.41
Accumulation unit value at end of period	$3.68	$2.73	$2.41	$2.73	$2.14	$1.55	$2.59	$2.26	$2.03	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	488	571	736	1,118	1,551	2,104	2,903	3,631	3,999	4,304

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.22	$1.96	$2.22	$1.75	$1.26	$2.12	$1.86	$1.67	$1.43	$1.16
Accumulation unit value at end of period	$2.98	$2.22	$1.96	$2.22	$1.75	$1.26	$2.12	$1.86	$1.67	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	1,112	1,424	1,953	2,535	3,379	3,943	4,544	4,727	5,058	5,311

Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.46	$1.31	$1.05	$1.89	$1.63	$1.40	$1.19	$1.07
Accumulation unit value at end of period	$1.83	$1.42	$1.19	$1.46	$1.31	$1.05	$1.89	$1.63	$1.40	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	124	151	150	248	309	308	326	300	312	267

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.62	$1.28	$1.37	$1.15	$0.98	$1.71	$2.19	$1.83	$1.63	$1.25
Accumulation unit value at end of period	$1.64	$1.62	$1.28	$1.37	$1.15	$0.98	$1.71	$2.19	$1.83	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	120	131	152	168	208	234	306	330	436	501

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.84	$1.57	$1.65	$1.30	$1.02	$1.54	$1.59	$1.38	$1.28	$1.04
Accumulation unit value at end of period	$2.48	$1.84	$1.57	$1.65	$1.30	$1.02	$1.54	$1.59	$1.38	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	404	473	606	743	928	1,145	1,263	1,508	1,645	1,681

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.99	$0.79	$0.55	$0.97	$0.89	$0.82	$0.80	$0.72
Accumulation unit value at end of period	$1.40	$1.03	$0.94	$0.99	$0.79	$0.55	$0.97	$0.89	$0.82	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	1,106	1,305	1,660	2,096	2,932	3,698	4,359	4,937	5,648	5,959

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.56	$1.41	$1.13	$1.82	$1.78	$1.52	$1.39	$1.25
Accumulation unit value at end of period	$2.18	$1.72	$1.52	$1.56	$1.41	$1.13	$1.82	$1.78	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2,923	3,582	4,846	6,741	8,896	10,910	13,427	15,037	15,625	16,295

FTVIPT Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.57	$2.30	$2.76	$2.38	$1.39	$2.98	$2.34	$1.84	$1.46	$1.19
Accumulation unit value at end of period	$2.52	$2.57	$2.30	$2.76	$2.38	$1.39	$2.98	$2.34	$1.84	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	54	57	79	118	186	169	256	254	326	284

FTVIPT Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.34	$1.25	$0.92	$1.56	$1.37	$1.14	$1.04	$0.89
Accumulation unit value at end of period	$1.68	$1.38	$1.18	$1.34	$1.25	$0.92	$1.56	$1.37	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,268	1,456	1,972	2,814	3,584	4,519	5,332	5,634	5,619	5,752

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	254	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	35	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.77	$1.50	$1.55	$1.36	$1.07	$1.68	$1.74	$1.52	$1.47	$1.27
Accumulation unit value at end of period	$2.37	$1.77	$1.50	$1.55	$1.36	$1.07	$1.68	$1.74	$1.52	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	260	409	529	653	954	1,172	1,429	1,557	1,856	1,952

 22  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.10	$1.02	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.23	$1.09	$1.10	$1.02	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	333	417	537	730	1,057	1,510	1,847	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	48	90	108	144	101	114	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.58	$1.43	$1.16	$1.73	$1.71	$1.49	$1.37	$1.22
Accumulation unit value at end of period	$2.29	$1.73	$1.53	$1.58	$1.43	$1.16	$1.73	$1.71	$1.49	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	140	244	286	440	613	674	791	957	1,039	1,057

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	336	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.05	$0.90	$0.94	$0.89	$0.61	$1.28	$1.28	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.38	$1.05	$0.90	$0.94	$0.89	$0.61	$1.28	$1.28	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,442	1,721	1,932	2,460	3,076	3,472	3,848	3,968	4,260	4,314

MFS® Investors Growth Stock Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$0.86	$0.75	$0.75	$0.68	$0.49	$0.79	$0.72	$0.68	$0.66	$0.61
Accumulation unit value at end of period	$1.11	$0.86	$0.75	$0.75	$0.68	$0.49	$0.79	$0.72	$0.68	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	582	573	676	965	1,290	1,810	2,305	2,369	2,785	3,563

MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.34	$1.00	$0.62	$1.04	$1.03	$0.92	$0.88	$0.84
Accumulation unit value at end of period	$1.99	$1.42	$1.19	$1.34	$1.00	$0.62	$1.04	$1.03	$0.92	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	395	505	540	825	1,177	1,312	1,474	1,559	1,655	1,701

MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.45	$1.34	$1.15	$1.50	$1.46	$1.32	$1.30	$1.18
Accumulation unit value at end of period	$1.88	$1.60	$1.46	$1.45	$1.34	$1.15	$1.50	$1.46	$1.32	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2,693	3,341	4,447	6,417	8,551	10,711	13,139	14,025	15,007	15,297

MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$3.04	$2.71	$2.57	$2.29	$1.74	$2.84	$2.25	$1.74	$1.51	$1.17
Accumulation unit value at end of period	$3.61	$3.04	$2.71	$2.57	$2.29	$1.74	$2.84	$2.25	$1.74	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	134	145	181	258	350	449	517	602	485	495

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.75	$2.40	$2.29	$1.78	$1.40	$2.29	$2.79	$2.04	$1.76	$1.31
Accumulation unit value at end of period	$2.78	$2.75	$2.40	$2.29	$1.78	$1.40	$2.29	$2.79	$2.04	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	26	36	41	82	119	189	190	210	266	216

Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.10	$1.02	$0.71	$1.33	$1.18	$1.11	$1.07	$1.01
Accumulation unit value at end of period	$1.55	$1.21	$1.07	$1.10	$1.02	$0.71	$1.33	$1.18	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	538	675	911	1,388	1,770	1,938	2,209	2,384	2,346	2,277

Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.47	$1.63	$1.42	$1.03	$1.75	$1.67	$1.44	$1.27	$1.08
Accumulation unit value at end of period	$2.22	$1.76	$1.47	$1.63	$1.42	$1.03	$1.75	$1.67	$1.44	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	258	455	545	817	1,027	1,089	1,269	1,300	1,086	1,182

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.88	$1.68	$1.69	$1.48	$1.27	$1.50	$1.38	$1.30	$1.29	$1.20
Accumulation unit value at end of period	$1.85	$1.88	$1.68	$1.69	$1.48	$1.27	$1.50	$1.38	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	996	1,284	1,433	2,306	3,128	3,471	3,945	3,751	3,793	3,633

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.82	$1.56	$1.62	$1.33	$0.98	$1.60	$1.64	$1.45	$1.34	$1.13
Accumulation unit value at end of period	$2.53	$1.82	$1.56	$1.62	$1.33	$0.98	$1.60	$1.64	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	362	514	653	790	946	1,084	1,146	1,209	1,280	1,417

Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.37	$1.40	$1.38	$1.11	$1.35	$1.38	$1.35	$1.21	$1.14
Accumulation unit value at end of period	$2.32	$1.66	$1.37	$1.40	$1.38	$1.11	$1.35	$1.38	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	89	98	116	149	173	224	256	390	400	428

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  23

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Growth and Income Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.07	$0.95	$0.74	$1.22	$1.31	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.19	$1.01	$1.07	$0.95	$0.74	$1.22	$1.31	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	463	585	679	991	1,228	1,582	1,994	2,148	2,381	2,608

Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.29	$1.07	$1.30	$1.19	$0.97	$1.75	$1.63	$1.29	$1.16	$1.01
Accumulation unit value at end of period	$1.63	$1.29	$1.07	$1.30	$1.19	$0.97	$1.75	$1.63	$1.29	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	543	780	952	1,227	1,575	1,696	1,769	1,896	2,017	2,126

Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.93	$0.77	$0.95	$0.86	$0.63	$1.10	$0.98	$0.79	$0.67	$0.60
Accumulation unit value at end of period	$1.12	$0.93	$0.77	$0.95	$0.86	$0.63	$1.10	$0.98	$0.79	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	100	115	126	227	352	389	607	616	814	878

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	215	237	336	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.12	$0.97	$0.74	$1.21	$1.22	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$1.67	$1.26	$1.08	$1.12	$0.97	$0.74	$1.21	$1.22	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	36	59	63	66	97	134	136	145	147	146

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.78	$1.59	$1.68	$1.36	$1.01	$1.49	$1.59	$1.33	$1.28	$1.07
Accumulation unit value at end of period	$2.38	$1.78	$1.59	$1.68	$1.36	$1.01	$1.49	$1.59	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	137	178	210	323	421	460	507	530	534	638

Wells Fargo Advantage VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.50	$1.30	$1.13	$1.96	$1.72	$1.41	$1.23	$1.05
Accumulation unit value at end of period	$1.73	$1.46	$1.30	$1.50	$1.30	$1.13	$1.96	$1.72	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	63	68	179	313	469	573	1,012	954	759	526

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.70	$1.48	$1.29	$2.24	$1.97	$1.62	$1.42	$1.21
Accumulation unit value at end of period	$1.95	$1.65	$1.47	$1.70	$1.48	$1.29	$2.24	$1.97	$1.62	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	583	701	880	1,216	1,613	1,763	1,953	2,047	2,146	2,277

Wells Fargo Advantage VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.21	$1.01	$1.08	$0.91	$0.64	$0.89	$0.80	$0.77	$0.75	$0.70
Accumulation unit value at end of period	$1.68	$1.21	$1.01	$1.08	$0.91	$0.64	$0.89	$0.80	$0.77	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	139	147	248	440	625	874	1,266	1,713	1,982	2,283

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.23	$1.88	$2.01	$1.70	$1.20	$1.67	$1.51	$1.44	$1.41	$1.33
Accumulation unit value at end of period	$3.09	$2.23	$1.88	$2.01	$1.70	$1.20	$1.67	$1.51	$1.44	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	513	624	839	1,080	1,372	1,592	1,826	2,095	2,135	2,300

Wells Fargo Advantage VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	103	149	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,166	1,328	1,855	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.29	$1.21	$1.28	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.29	$1.21	$1.28	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	434	600	802	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 1 (07/16/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	424	703	1,101	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	697	804	1,051	1,560	—	—	—	—	—	—

 24  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.13	$1.08	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,025	1,224	1,569	2,029	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  25

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.06	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	15	15	15	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.90	$0.81	$1.07	$0.91	$0.60	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.04	$0.94	$0.79	$1.34	$1.29	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.27	$1.09	$1.04	$0.94	$0.79	$1.34	$1.29	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	4	4	7	81	73	7	7	7	4	4

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$0.97	$1.22	$1.18	$0.89	$1.93	$1.85	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.33	$1.10	$0.97	$1.22	$1.18	$0.89	$1.93	$1.85	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,639	2,520	3,034	2,872	3,062	3,533	2,657	2,757	2,505	620

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.40	$1.27	$1.22	$1.12	$1.15	$1.06	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.49	$1.40	$1.27	$1.22	$1.12	$1.15	$1.06	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,407	2,710	3,410	4,240	4,109	3,849	6,168	6,843	5,789	1,416

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.26	$1.45	$1.30	$0.98	$1.80	$1.55	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.82	$1.51	$1.26	$1.45	$1.30	$0.98	$1.80	$1.55	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.47	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.21	$1.07	$1.08	$0.94	$0.71	$1.23	$1.03	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	860	1,343	1,731	1,994	2,142	2,162	2,228	3,255	1,738	450

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.19	$1.19	$1.06	$0.90	$1.24	$1.33	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.19	$1.19	$1.06	$0.90	$1.24	$1.33	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	20	30	40	51	61	2	2	2	2	2

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.82	$1.25	$1.06	$1.06	$0.85	$0.61	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (04/07/2003)
Accumulation unit value at beginning of period	$1.75	$1.57	$1.60	$1.42	$1.16	$1.64	$1.52	$1.38	$1.31	$1.20
Accumulation unit value at end of period	$2.04	$1.75	$1.57	$1.60	$1.42	$1.16	$1.64	$1.52	$1.38	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1	6	6	26	69	117	87	70	135	142

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.13	$1.01	$0.82	$1.19	$1.18	$1.05	$1.02	$0.94
Accumulation unit value at end of period	$1.55	$1.29	$1.14	$1.13	$1.01	$0.82	$1.19	$1.18	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	84	85	85	121	121	122

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.15	$1.16	$1.17	$1.16	$1.12	$1.08	$1.07	$1.07
Accumulation unit value at end of period	$1.11	$1.12	$1.13	$1.15	$1.16	$1.17	$1.16	$1.12	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	417	477	734	815	827	835	334	460	205	64

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.51	$1.41	$1.25	$1.35	$1.30	$1.26	$1.24	$1.20
Accumulation unit value at end of period	$1.64	$1.69	$1.59	$1.51	$1.41	$1.25	$1.35	$1.30	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	334	439	507	618	1,984	2,091	2,204	1,771	120	127

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.60	$1.39	$1.10	$1.87	$1.75	$1.48	$1.32	$1.13
Accumulation unit value at end of period	$2.12	$1.69	$1.50	$1.60	$1.39	$1.10	$1.87	$1.75	$1.48	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	1,707	2,629	3,304	3,550	4,693	4,712	4,137	4,535	2,962	25

 26  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.98	$2.50	$3.20	$2.70	$1.57	$3.43	$2.51	$1.90	$1.43	$1.17
Accumulation unit value at end of period	$2.89	$2.98	$2.50	$3.20	$2.70	$1.57	$3.43	$2.51	$1.90	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	443	542	704	659	891	1,256	981	1,358	1,275	363

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$2.08	$1.81	$1.74	$1.54	$1.01	$1.37	$1.36	$1.24	$1.21	$1.10
Accumulation unit value at end of period	$2.18	$2.08	$1.81	$1.74	$1.54	$1.01	$1.37	$1.36	$1.24	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	229	339	422	479	545	699	822	930	672	157

Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	667	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.81	$1.59	$1.52	$1.36	$0.97	$1.20	$1.19	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.88	$1.81	$1.59	$1.52	$1.36	$0.97	$1.20	$1.19	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	57	75	93	131	790	664	632	504	—	15,000

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.27	$1.47	$1.31	$1.04	$1.76	$1.58	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.79	$1.48	$1.27	$1.47	$1.31	$1.04	$1.76	$1.58	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.88	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.05	$0.88	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	162	189	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.07	$1.11	$0.96	$0.71	$1.29	$1.27	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.27	$1.07	$1.11	$0.96	$0.71	$1.29	$1.27	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	35	43	66	74	263	390	302	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.05	$0.90	$0.73	$1.29	$1.26	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.23	$1.09	$1.05	$0.90	$0.73	$1.29	$1.26	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	843	1,217	1,775	2,312	2,486	2,481	2,441	2,749	3,138	1,827

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.08	$0.98	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	62	75	169	1,278	985	714	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.86	$0.74	$0.89	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  27

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.42	$1.14	$0.71	$1.30	$1.15	$1.17	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.20	$1.42	$1.14	$0.71	$1.30	$1.15	$1.17	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	54	81	116	139	162	215	199	234	240	145

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	$0.83	$0.91	$0.76	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.93	$0.82	$0.66	$1.06	$1.02	$0.89	$0.86	$0.79
Accumulation unit value at end of period	$1.39	$1.06	$0.93	$0.93	$0.82	$0.66	$1.06	$1.02	$0.89	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	154	151	177	175	202	177	235	343	380	355

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.17	$0.99	$0.79	$1.32	$1.34	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.34	$1.14	$1.17	$0.99	$0.79	$1.32	$1.34	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	4	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/11/1999)
Accumulation unit value at beginning of period	$1.78	$1.53	$1.69	$1.35	$0.98	$1.61	$1.70	$1.54	$1.49	$1.27
Accumulation unit value at end of period	$2.62	$1.78	$1.53	$1.69	$1.35	$0.98	$1.61	$1.70	$1.54	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	15	16	16	16	19	19	20

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.41	$1.52	$1.22	$0.99	$1.39	$1.44	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.06	$1.55	$1.41	$1.52	$1.22	$0.99	$1.39	$1.44	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	33	39	58	621	339	342	—	—	—

Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (04/14/2003)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.93	$1.52	$1.22	$2.09	$1.87	$1.68	$1.65	$1.50
Accumulation unit value at end of period	$2.77	$2.00	$1.80	$1.93	$1.52	$1.22	$2.09	$1.87	$1.68	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	4	22	23	26	42	42	50

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	79	84	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	335	389	494	553	839	589	537	573	342	24

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	15	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.29	$1.03	$0.77	$1.30	$1.30	$1.22	$1.13	$1.00
Accumulation unit value at end of period	$2.00	$1.50	$1.28	$1.29	$1.03	$0.77	$1.30	$1.30	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.93	$1.47	$1.29	$1.42	$1.11	$0.71	$1.23	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	280	421	523	582	715	862	874	1,176	864	204

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.23	$1.08	$0.89	$1.29	$1.22	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.72	$1.44	$1.32	$1.23	$1.08	$0.89	$1.29	$1.22	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	9	9	12	13	14	14	14

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.85	$0.70	$0.84	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.29	$1.25	$0.97	$1.57	$1.53	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.15	$1.04	$1.29	$1.25	$0.97	$1.57	$1.53	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 28  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.11	$1.09	$1.01	$0.71	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	46	56	72	421	393	346	—	—	—

Fidelity® VIP Balanced Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.32	$1.13	$0.83	$1.27	$1.18	$1.07	$1.02	$0.98
Accumulation unit value at end of period	$1.68	$1.42	$1.25	$1.32	$1.13	$0.83	$1.27	$1.18	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	4	18	41	43	46	50	55

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.44	$1.24	$0.93	$1.64	$1.41	$1.28	$1.11	$1.00
Accumulation unit value at end of period	$2.05	$1.58	$1.38	$1.44	$1.24	$0.93	$1.64	$1.41	$1.28	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,486	3,858	5,112	5,777	6,351	7,155	7,060	8,517	5,857	1,194

Fidelity® VIP Growth & Income Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.10	$0.98	$0.93	$0.89
Accumulation unit value at end of period	$1.55	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.10	$0.98	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	82	83	86	92	135	116	228	248	198	181

Fidelity® VIP Growth Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.86	$0.70	$0.55	$1.06	$0.85	$0.80	$0.77	$0.75
Accumulation unit value at end of period	$1.30	$0.96	$0.85	$0.86	$0.70	$0.55	$1.06	$0.85	$0.80	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	120	119	113	110	103	94	114	99	117	108

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.15	$0.94	$0.74	$1.42	$1.14	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.72	$1.28	$1.13	$1.15	$0.94	$0.74	$1.42	$1.14	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.28	$1.20	$1.05	$1.11	$1.07	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.37	$1.41	$1.35	$1.28	$1.20	$1.05	$1.11	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,286	1,587	1,888	2,223	2,984	2,975	4,000	3,220	2,391	560

Fidelity® VIP Mid Cap Portfolio Service Class (11/11/1999)
Accumulation unit value at beginning of period	$3.68	$3.24	$3.67	$2.89	$2.09	$3.49	$3.06	$2.74	$2.35	$1.90
Accumulation unit value at end of period	$4.95	$3.68	$3.24	$3.67	$2.89	$2.09	$3.49	$3.06	$2.74	$2.35
Number of accumulation units outstanding at end of period (000 omitted)	70	70	73	90	120	132	170	211	226	250

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.88	$1.66	$1.89	$1.48	$1.07	$1.80	$1.58	$1.42	$1.22	$1.00
Accumulation unit value at end of period	$2.53	$1.88	$1.66	$1.89	$1.48	$1.07	$1.80	$1.58	$1.42	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	345	561	667	687	1,113	1,311	1,141	1,202	715	1

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.10	$1.35	$1.21	$0.97	$1.75	$1.51	$1.30	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.31	$1.10	$1.35	$1.21	$0.97	$1.75	$1.51	$1.30	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	360	535	721	762	824	936	822	962	1,107	628

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.06	$1.13	$0.95	$0.80	$1.41	$1.81	$1.52	$1.35	$1.00
Accumulation unit value at end of period	$1.35	$1.33	$1.06	$1.13	$0.95	$0.80	$1.41	$1.81	$1.52	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	5	5	6	6	22	24	24	9	11	2

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.42	$1.41	$1.26	$0.94	$1.36	$1.32	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.79	$1.59	$1.42	$1.41	$1.26	$0.94	$1.36	$1.32	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	168	235	252	320	320	322	349	365	374	300

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.24	$1.04	$0.90	$1.25	$1.30	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.44	$1.30	$1.24	$1.04	$0.90	$1.25	$1.30	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	14	16	15	20	23	25	24	2

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$2.98	$2.55	$2.68	$2.11	$1.65	$2.50	$2.59	$2.24	$2.08	$1.70
Accumulation unit value at end of period	$4.01	$2.98	$2.55	$2.68	$2.11	$1.65	$2.50	$2.59	$2.24	$2.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.37	$1.25	$1.33	$1.05	$0.74	$1.31	$1.19	$1.11	$1.07	$0.97
Accumulation unit value at end of period	$1.87	$1.37	$1.25	$1.33	$1.05	$0.74	$1.31	$1.19	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	102	105	126	137	178	256	345	421	465	481

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  29

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.64	$1.49	$1.20	$1.92	$1.88	$1.61	$1.47	$1.32
Accumulation unit value at end of period	$2.30	$1.81	$1.60	$1.64	$1.49	$1.20	$1.92	$1.88	$1.61	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	212	313	334	421	439	498	532	713	655	587

FTVIPT Templeton Foreign VIP Fund – Class 2 (11/11/1999)
Accumulation unit value at beginning of period	$1.47	$1.26	$1.42	$1.33	$0.98	$1.66	$1.46	$1.21	$1.11	$0.95
Accumulation unit value at end of period	$1.79	$1.47	$1.26	$1.42	$1.33	$0.98	$1.66	$1.46	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	34	38	38	39	67	117	100	102	122	97

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.86	$1.90	$1.68	$1.43	$1.36	$1.24	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$2.13	$2.12	$1.86	$1.90	$1.68	$1.43	$1.36	$1.24	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	672	828	1,103	1,323	1,888	1,892	2,787	2,962	2,190	575

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.06	$1.16	$1.09	$0.84	$1.48	$1.46	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.27	$1.06	$1.16	$1.09	$0.84	$1.48	$1.46	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	19	89	101	103	104	109	106	121	118	44

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.47	$1.59	$1.28	$0.98	$1.57	$1.54	$1.34	$1.20	$1.00
Accumulation unit value at end of period	$2.26	$1.72	$1.47	$1.59	$1.28	$0.98	$1.57	$1.54	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	720	1,152	1,512	1,698	2,218	2,351	2,480	2,618	1,915	505

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$0.91	$0.80	$0.78	$0.70	$0.59	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	70	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.19	$1.04	$0.82	$1.29	$1.34	$1.17	$1.13	$1.00
Accumulation unit value at end of period	$1.82	$1.36	$1.15	$1.19	$1.04	$0.82	$1.29	$1.34	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,966	4,732	6,409	7,214	7,754	8,226	8,387	9,048	7,239	1,714

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	71	75	108	149	170	220	254	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.16	$0.97	$0.95	$0.92	$0.73	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	18	20	40	883	322	238	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.38	$1.23	$0.96	$1.36	$1.26	$1.15	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.40	$1.28	$1.38	$1.23	$0.96	$1.36	$1.26	$1.15	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	75	99	146	163	176	186	220	259	323	187

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.25	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.25	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	341	457	731	827	846	945	779	870	1,109	610

 30  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.75	$0.61	$0.43	$0.77	$0.64	$0.57	$0.51	$0.43
Accumulation unit value at end of period	$1.11	$0.85	$0.73	$0.75	$0.61	$0.43	$0.77	$0.64	$0.57	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	37	37	37	37	39	67	241	296	327	331

Janus Aspen Series Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.60	$0.51	$0.56	$0.46	$0.30	$0.53	$0.44	$0.42	$0.38	$0.38
Accumulation unit value at end of period	$0.80	$0.60	$0.51	$0.56	$0.46	$0.30	$0.53	$0.44	$0.42	$0.38
Number of accumulation units outstanding at end of period (000 omitted)	2	32	32	32	32	46	46	51	82	84

Janus Aspen Series Janus Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.79	$0.67	$0.72	$0.64	$0.48	$0.80	$0.70	$0.64	$0.62	$0.61
Accumulation unit value at end of period	$1.01	$0.79	$0.67	$0.72	$0.64	$0.48	$0.80	$0.70	$0.64	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	58	98	124	173	1,443	1,405	1,248	116	148	194

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.23	$1.11	$0.81	$1.29	$1.18	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.81	$1.41	$1.22	$1.23	$1.11	$0.81	$1.29	$1.18	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	13	15	15	15	19	19	19	—

MFS® Investors Trust Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.05	$0.96	$0.77	$1.16	$1.06	$0.95	$0.90	$0.81
Accumulation unit value at end of period	$1.57	$1.20	$1.02	$1.05	$0.96	$0.77	$1.16	$1.06	$0.95	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2

MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.98	$0.90	$0.72	$1.08	$1.00	$0.89	$0.85	$0.77
Accumulation unit value at end of period	$1.45	$1.11	$0.95	$0.98	$0.90	$0.72	$1.08	$1.00	$0.89	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	54	54	55	70	88	71	150	162	164	153

MFS® New Discovery Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.00	$1.67	$1.88	$1.40	$0.86	$1.44	$1.42	$1.27	$1.22	$1.16
Accumulation unit value at end of period	$2.80	$2.00	$1.67	$1.88	$1.40	$0.86	$1.44	$1.42	$1.27	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8	10	10	11	13	16	16	19	27	26

MFS® New Discovery Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.23	$0.92	$0.57	$0.95	$0.94	$0.84	$0.81	$0.77
Accumulation unit value at end of period	$1.82	$1.30	$1.09	$1.23	$0.92	$0.57	$0.95	$0.94	$0.84	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	11	18	18	28	30	34	41	42	40	45

MFS® Total Return Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.52	$1.40	$1.20	$1.56	$1.51	$1.37	$1.35	$1.22
Accumulation unit value at end of period	$1.98	$1.69	$1.53	$1.52	$1.40	$1.20	$1.56	$1.51	$1.37	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	27	28	29	29	33	48	47	47	52	51

MFS® Total Return Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.52	$1.38	$1.38	$1.27	$1.09	$1.42	$1.38	$1.25	$1.24	$1.13
Accumulation unit value at end of period	$1.78	$1.52	$1.38	$1.38	$1.27	$1.09	$1.42	$1.38	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	95	100	112	135	249	311	490	541	651	617

MFS® Utilities Series – Initial Class (11/11/1999)
Accumulation unit value at beginning of period	$2.44	$2.18	$2.06	$1.83	$1.39	$2.26	$1.79	$1.38	$1.19	$0.93
Accumulation unit value at end of period	$2.91	$2.44	$2.18	$2.06	$1.83	$1.39	$2.26	$1.79	$1.38	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	24	25	25	28	31	31	33	34	35

MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.98	$1.77	$1.68	$1.50	$1.14	$1.85	$1.47	$1.14	$0.99	$0.77
Accumulation unit value at end of period	$2.35	$1.98	$1.77	$1.68	$1.50	$1.14	$1.85	$1.47	$1.14	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	20	20	34	36	67	81	182	167	168	150

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	14	20	28	253	353	177	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.19	$1.11	$1.20	$0.92	$0.59	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.84	$1.77	$1.38	$1.09	$1.77	$2.17	$1.59	$1.38	$1.00
Accumulation unit value at end of period	$2.12	$2.11	$1.84	$1.77	$1.38	$1.09	$1.77	$2.17	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	51	62	102	122	193	206	204	132	155	69

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  31

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.53	$1.20	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	940	1,413	1,842	2,133	2,047	2,333	2,161	2,648	2,022	561

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.47	$1.29	$0.94	$1.59	$1.51	$1.30	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$1.59	$1.33	$1.47	$1.29	$0.94	$1.59	$1.51	$1.30	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	7	8	41	47	21	20	17	18	19

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.39	$1.40	$1.24	$1.06	$1.25	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.54	$1.56	$1.39	$1.40	$1.24	$1.06	$1.25	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,258	1,583	2,078	2,412	3,300	3,158	4,023	3,937	2,872	803

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.37	$1.42	$1.16	$0.86	$1.40	$1.44	$1.27	$1.17	$1.00
Accumulation unit value at end of period	$2.21	$1.59	$1.37	$1.42	$1.16	$0.86	$1.40	$1.44	$1.27	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	19	25	16	18	19	18	16

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.32	$1.16	$1.16	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	73	91	121	577	861	871	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.17	$1.19	$1.18	$0.95	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.97	$1.41	$1.17	$1.19	$1.18	$0.95	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Growth and Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.03	$0.91	$0.71	$1.17	$1.26	$1.10	$1.06	$0.96
Accumulation unit value at end of period	$1.53	$1.14	$0.97	$1.03	$0.91	$0.71	$1.17	$1.26	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	62	68	73	89	166	196	221	242	304	323

Putnam VT Income Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.87	$1.71	$1.64	$1.51	$1.04	$1.39	$1.34	$1.29	$1.28	$1.24
Accumulation unit value at end of period	$1.88	$1.87	$1.71	$1.64	$1.51	$1.04	$1.39	$1.34	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	19	20	22	16	15	15	15

Putnam VT International Equity Fund – Class IB Shares (11/11/1999)
Accumulation unit value at beginning of period	$1.18	$0.98	$1.19	$1.10	$0.89	$1.61	$1.50	$1.19	$1.07	$0.93
Accumulation unit value at end of period	$1.49	$1.18	$0.98	$1.19	$1.10	$0.89	$1.61	$1.50	$1.19	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	53	56	55	56	59	69	101	103	122	127

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	79	78	91	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.22	$0.98	$0.75	$1.26	$1.46	$1.26	$1.19	$1.00
Accumulation unit value at end of period	$1.84	$1.34	$1.15	$1.22	$0.98	$0.75	$1.26	$1.46	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	9	11	11	12	14	12	194	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	145	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	865	1,303	1,997	3,063	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	242	277	352	1,468	1,135	1,300	1,312	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306	708	353	168	—	—	—	—	—	—

 32  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	471	597	614	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	323	101	86	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,704	6,561	8,468	8,331	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	68	568	410	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,828	2,714	3,986	4,256	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	141	385	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	613	1,237	1,915	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.51	$1.23	$0.91	$1.35	$1.43	$1.21	$1.15	$1.00
Accumulation unit value at end of period	$2.14	$1.61	$1.43	$1.51	$1.23	$0.91	$1.35	$1.43	$1.21	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	825	1,336	1,723	1,908	2,350	2,596	2,791	2,698	2,395	610

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	28	33	65	1,254	563	484	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.34	$1.11	$0.82	$1.31	$1.25	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.92	$1.43	$1.24	$1.34	$1.11	$0.82	$1.31	$1.25	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.88	$2.22	$1.80	$1.22	$2.26	$1.97	$1.45	$1.21	$1.00
Accumulation unit value at end of period	$2.73	$2.25	$1.88	$2.22	$1.80	$1.22	$2.26	$1.97	$1.45	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	418	620	811	812	1,103	1,350	1,109	1,395	1,121	350

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.64	$1.38	$1.45	$1.19	$0.84	$1.42	$1.36	$1.27	$1.16	$1.00
Accumulation unit value at end of period	$2.16	$1.64	$1.38	$1.45	$1.19	$0.84	$1.42	$1.36	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	526	870	1,131	1,309	1,726	1,875	1,858	1,824	1,445	363

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.19	$1.06	$0.93	$1.33	$1.25	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.40	$1.25	$1.19	$1.06	$0.93	$1.33	$1.25	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	3	3	3	4	4	4

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.38	$1.19	$1.05	$1.81	$1.60	$1.32	$1.15	$1.00
Accumulation unit value at end of period	$1.57	$1.33	$1.18	$1.38	$1.19	$1.05	$1.81	$1.60	$1.32	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	373	511	645	637	813	667	657	741	652	5

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.10	$0.98	$0.84	$1.34	$1.32	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.62	$1.25	$1.06	$1.10	$0.98	$0.84	$1.34	$1.32	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	67	101	160	171	228	174	182	190	214	84

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  33

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.39	$1.49	$1.26	$0.89	$1.24	$1.12	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$2.29	$1.66	$1.39	$1.49	$1.26	$0.89	$1.24	$1.12	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	623	1,038	1,312	1,504	1,159	1,258	1,531	1,651	1,365	279

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	66	83	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.68	$1.58	$1.67	$1.33	$0.88	$1.53	$1.36	$1.12	$1.06	$1.00
Accumulation unit value at end of period	$2.50	$1.68	$1.58	$1.67	$1.33	$0.88	$1.53	$1.36	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	101	173	222	267	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	17	18	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.43	$1.33	$1.26	$1.14	$1.12	$1.07	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.44	$1.50	$1.43	$1.33	$1.26	$1.14	$1.12	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	725	848	1,179	1,481	495	500	719	668	432	87

 34  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.06	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	326	355	101	106	111	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.25	$1.06	$0.70	$1.35	$1.14	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.94	$1.25	$1.06	$0.70	$1.35	$1.14	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	11	39	23	35	35	37	34	36	28

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.13	$1.02	$0.86	$1.46	$1.41	$1.22	$1.18	$1.07
Accumulation unit value at end of period	$1.83	$1.38	$1.19	$1.13	$1.02	$0.86	$1.46	$1.41	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	121	131	144	150	158	182	173	174	176	165

AllianceBernstein VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00	—	—
Accumulation unit value at end of period	$0.81	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	322	389	430	8,976	11,184	5,434	1,483	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.20	$1.11	$0.82	$1.37	$1.22	$1.25	$1.10	$1.03
Accumulation unit value at end of period	$1.78	$1.32	$1.15	$1.20	$1.11	$0.82	$1.37	$1.22	$1.25	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	24	29	31	86	76	95	107	110	128	128

American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.42	$1.34	$1.21	$1.17	$1.07	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	134	—	—	—	—	—

American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$0.88	$1.01	$0.91	$0.69	$1.26	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.05	$0.88	$1.01	$0.91	$0.69	$1.26	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	—	—	—	—	—	—

American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.01	$0.88	$0.66	$1.15	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.13	$1.01	$1.01	$0.88	$0.66	$1.15	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	237	237	237	237	237	237	255	2,902	—	—

American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$1.00	$1.00	$0.89	$0.76	$1.05	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.13	$1.00	$1.00	$0.89	$0.76	$1.05	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.25	$1.06	$1.06	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.07	$1.08	$1.09	$1.08	$1.04	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	838	1,249	1,477	1,772	4,706	1,829	792	340	57	73

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.27	$1.18	$1.05	$1.13	$1.09	$1.05	$1.05	$1.01
Accumulation unit value at end of period	$1.37	$1.42	$1.34	$1.27	$1.18	$1.05	$1.13	$1.09	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	720	740	876	1,314	22,808	19,368	15,892	6,766	1,000	1,117

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.82	$1.62	$1.72	$1.49	$1.19	$2.02	$1.89	$1.60	$1.42	$1.22
Accumulation unit value at end of period	$2.28	$1.82	$1.62	$1.72	$1.49	$1.19	$2.02	$1.89	$1.60	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	579	572	713	984	14,162	11,637	6,473	3,391	1,105	1,194

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.12	$1.44	$1.21	$0.71	$1.54	$1.13	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.33	$1.12	$1.44	$1.21	$0.71	$1.54	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	204	225	307	4,391	5,930	2,871	1,112	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  35

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$2.00	$1.75	$1.67	$1.49	$0.98	$1.32	$1.31	$1.20	$1.17	$1.06
Accumulation unit value at end of period	$2.10	$2.00	$1.75	$1.67	$1.49	$0.98	$1.32	$1.31	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	143	165	192	290	430	462	515	630	328	368

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.60	$1.41	$1.34	$1.20	$0.85	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.60	$1.41	$1.34	$1.20	$0.85	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	129	183	251	12,398	7,173	5,490	1,572	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.99	$0.88	$0.70	$1.19	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.00	$0.86	$0.99	$0.88	$0.70	$1.19	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	66	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.11	$1.16	$1.00	$0.74	$1.35	$1.32	$1.21	$1.12	$1.05
Accumulation unit value at end of period	$1.70	$1.32	$1.11	$1.16	$1.00	$0.74	$1.35	$1.32	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	33	35	7	8	8	606	452	14	14	15

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.80	$0.71	$0.68	$0.59	$0.48	$0.84	$0.83	$0.73	$0.69	$0.66
Accumulation unit value at end of period	$1.05	$0.80	$0.71	$0.68	$0.59	$0.48	$0.84	$0.83	$0.73	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	658	713	880	1,242	1,472	1,713	2,064	2,748	727	804

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	424	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,234	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,295	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,341	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	239	320	451	21,466	14,146	7,674	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	25	25	14	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.46	$1.17	$0.72	$1.33	$1.18	$1.20	$1.10	$1.02
Accumulation unit value at end of period	$1.74	$1.35	$1.22	$1.46	$1.17	$0.72	$1.33	$1.18	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	29	65	30	6	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	$0.83	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.41	$1.24	$1.23	$1.09	$0.87	$1.40	$1.35	$1.19	$1.15	$1.06
Accumulation unit value at end of period	$1.84	$1.41	$1.24	$1.23	$1.09	$0.87	$1.40	$1.35	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	406	410	439	651	519	227	234	248	251	239

 36  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$0.93	$0.96	$0.81	$0.65	$1.08	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.09	$0.93	$0.96	$0.81	$0.65	$1.08	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.32	$1.06	$0.76	$1.26	$1.33	$1.21	$1.16	$0.99
Accumulation unit value at end of period	$2.04	$1.39	$1.20	$1.32	$1.06	$0.76	$1.26	$1.33	$1.21	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	18	19	32	42	45	58	92	139	214	237

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	231	294	346	15,475	9,855	6,403	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.28	$1.26	$1.21	$1.25	$1.21	$1.17	$1.17	$1.17
Accumulation unit value at end of period	$1.25	$1.29	$1.28	$1.28	$1.26	$1.21	$1.25	$1.21	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	603	592	697	1,388	3,602	1,648	1,509	1,294	1,196	1,221

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	93	8	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.27	$0.99	$0.64	$1.10	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.32	$1.16	$1.27	$0.99	$0.64	$1.10	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	50	50	50	50	50	55	679	—	—

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.80	$0.72	$0.72	$0.64	$0.48	$0.74	$0.70	$0.65	$0.63	$0.60
Accumulation unit value at end of period	$1.06	$0.80	$0.72	$0.72	$0.64	$0.48	$0.74	$0.70	$0.65	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	56	82	112	194	210	232	333	476	530	701

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.12	$0.99	$0.82	$1.18	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.31	$1.21	$1.12	$0.99	$0.82	$1.18	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	8	3	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.72	$0.90	$0.87	$0.68	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.80	$0.72	$0.90	$0.87	$0.68	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.11	$1.09	$1.01	$0.71	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	140	180	259	8,383	5,612	3,855	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.68	$1.46	$1.52	$1.32	$0.99	$1.74	$1.50	$1.36	$1.18	$1.04
Accumulation unit value at end of period	$2.17	$1.68	$1.46	$1.52	$1.32	$0.99	$1.74	$1.50	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,030	1,101	1,401	2,106	5,626	11,060	9,543	7,320	3,059	3,269

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.60	$1.33	$1.38	$1.18	$0.88	$1.52	$1.44	$1.28	$1.08	$1.08
Accumulation unit value at end of period	$2.19	$1.60	$1.33	$1.38	$1.18	$0.88	$1.52	$1.44	$1.28	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16	16	24	28	25	151	226	191	100	105

Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.16	$0.95	$0.75	$1.44	$1.15	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.74	$1.29	$1.14	$1.16	$0.95	$0.75	$1.44	$1.15	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	45	46	47	99	104	152	174	170	177	182

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  37

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.93	$1.71	$1.67	$1.49	$1.05	$1.42	$1.40	$1.27	$1.26	$1.17
Accumulation unit value at end of period	$2.01	$1.93	$1.71	$1.67	$1.49	$1.05	$1.42	$1.40	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	9	10	23	25	62	74	104	146	148	223

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.31	$1.24	$1.16	$1.02	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.36	$1.31	$1.24	$1.16	$1.02	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	183	221	288	10,384	8,406	6,965	512	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.45	$2.17	$2.46	$1.94	$1.40	$2.35	$2.06	$1.86	$1.59	$1.29
Accumulation unit value at end of period	$3.29	$2.45	$2.17	$2.46	$1.94	$1.40	$2.35	$2.06	$1.86	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	512	567	701	1,184	3,949	5,166	3,440	2,476	1,850	1,925

Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.47	$1.32	$1.06	$1.91	$1.65	$1.42	$1.21	$1.08
Accumulation unit value at end of period	$1.84	$1.43	$1.20	$1.47	$1.32	$1.06	$1.91	$1.65	$1.42	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	71	76	90	115	410	598	533	309	133	128

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.46	$1.96	$2.10	$1.76	$1.49	$2.62	$3.35	$2.81	$2.51	$1.93
Accumulation unit value at end of period	$2.49	$2.46	$1.96	$2.10	$1.76	$1.49	$2.62	$3.35	$2.81	$2.51
Number of accumulation units outstanding at end of period (000 omitted)	44	52	108	158	221	277	385	391	403	418

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.33	$2.09	$2.07	$1.86	$1.39	$2.00	$1.95	$1.67	$1.66	$1.48
Accumulation unit value at end of period	$2.62	$2.33	$2.09	$2.07	$1.86	$1.39	$2.00	$1.95	$1.67	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	515	590	665	767	889	938	1,265	1,436	1,440	1,366

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.03	$0.86	$0.74	$1.03	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.08	$1.03	$0.86	$0.74	$1.03	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$1.81	$1.55	$1.63	$1.28	$1.01	$1.52	$1.58	$1.36	$1.27	$1.04
Accumulation unit value at end of period	$2.43	$1.81	$1.55	$1.63	$1.28	$1.01	$1.52	$1.58	$1.36	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	125	149	180	256	260	317	406	494	503	478

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.74	$0.67	$0.72	$0.57	$0.40	$0.71	$0.64	$0.60	$0.58	$0.52
Accumulation unit value at end of period	$1.01	$0.74	$0.67	$0.72	$0.57	$0.40	$0.71	$0.64	$0.60	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	580	680	934	1,281	1,495	1,794	2,000	2,527	2,955	3,142

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.83	$1.62	$1.66	$1.51	$1.21	$1.95	$1.91	$1.63	$1.49	$1.34
Accumulation unit value at end of period	$2.32	$1.83	$1.62	$1.66	$1.51	$1.21	$1.95	$1.91	$1.63	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,453	1,701	2,487	2,690	2,831	3,212	4,354	3,461	3,662

FTVIPT Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.64	$1.40	$1.59	$1.49	$1.10	$1.86	$1.63	$1.36	$1.25	$1.07
Accumulation unit value at end of period	$1.99	$1.64	$1.40	$1.59	$1.49	$1.10	$1.86	$1.63	$1.36	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	204	229	264	548	671	705	731	780	783	797

FTVIPT Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.56	$1.60	$1.41	$1.20	$1.15	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.78	$1.56	$1.60	$1.41	$1.20	$1.15	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	289	417	467	8,919	7,608	7,113	2,613	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.24	$0.96	$0.81	$0.88	$0.83	$0.64	$1.12	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	510	503	524	575	441	395	290	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.33	$2.84	$3.08	$2.49	$1.89	$3.04	$2.98	$2.60	$2.33	$1.87
Accumulation unit value at end of period	$4.37	$3.33	$2.84	$3.08	$2.49	$1.89	$3.04	$2.98	$2.60	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	183	217	312	373	2,121	2,524	2,353	1,620	981	1,028

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.99	$0.87	$0.85	$0.76	$0.64	$1.02	$1.05	$0.94	$0.90	$0.79
Accumulation unit value at end of period	$1.34	$0.99	$0.87	$0.85	$0.76	$0.64	$1.02	$1.05	$0.94	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	241	268	345	373	437	674	934	1,503	1,492	1,569

 38  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	242	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.31	$1.14	$0.90	$1.42	$1.47	$1.29	$1.25	$1.08
Accumulation unit value at end of period	$1.99	$1.49	$1.27	$1.31	$1.14	$0.90	$1.42	$1.47	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	315	339	428	664	5,951	7,282	4,806	3,372	677	711

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.22	$1.08	$1.10	$1.01	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	569	736	871	999	1,471	1,975	2,929	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	8	8	8	8	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.16	$0.97	$0.95	$0.91	$0.73	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.52	$1.35	$1.40	$1.26	$1.03	$1.53	$1.51	$1.32	$1.22	$1.08
Accumulation unit value at end of period	$2.01	$1.52	$1.35	$1.40	$1.26	$1.03	$1.53	$1.51	$1.32	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	87	90	99	199	243	222	316	326	371	375

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$0.84	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	199	275	374	17,191	6,549	3,282	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.14	$1.02	$0.79	$1.13	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.15	$1.06	$1.14	$1.02	$0.79	$1.13	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	17	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.11	$0.96	$1.00	$0.95	$0.65	$1.37	$1.36	$1.22	$1.17	$1.07
Accumulation unit value at end of period	$1.46	$1.11	$0.96	$1.00	$0.95	$0.65	$1.37	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	320	388	444	639	837	743	758	832	885	941

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	155	175	256	362	18,312	14,597	9,206	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.25	$1.13	$0.82	$1.32	$1.20	$1.13	$1.10	$1.02
Accumulation unit value at end of period	$1.84	$1.43	$1.24	$1.25	$1.13	$0.82	$1.32	$1.20	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	32	33	52	54	107	60	62	63	64	57

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.05	$0.95	$0.76	$1.15	$1.05	$0.94	$0.89	$0.81
Accumulation unit value at end of period	$1.55	$1.19	$1.01	$1.05	$0.95	$0.76	$1.15	$1.05	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	150	151	248	266	331	520	670	907	986	1,123

MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.65	$1.38	$1.56	$1.16	$0.72	$1.21	$1.19	$1.07	$1.03	$0.98
Accumulation unit value at end of period	$2.30	$1.65	$1.38	$1.56	$1.16	$0.72	$1.21	$1.19	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	85	92	106	116	133	125	124	127	125	134

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  39

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.41	$1.28	$1.28	$1.18	$1.01	$1.32	$1.29	$1.17	$1.15	$1.05
Accumulation unit value at end of period	$1.65	$1.41	$1.28	$1.28	$1.18	$1.01	$1.32	$1.29	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	638	600	752	1,291	1,575	1,669	1,978	1,867	2,010	2,175

MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.59	$1.41	$1.07	$1.74	$1.38	$1.06	$0.92	$0.72
Accumulation unit value at end of period	$2.24	$1.88	$1.67	$1.59	$1.41	$1.07	$1.74	$1.38	$1.06	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	276	295	324	374	451	755	939	1,148	1,224	1,369

MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.80	$2.51	$2.38	$2.12	$1.62	$2.63	$2.09	$1.61	$1.40	$1.09
Accumulation unit value at end of period	$3.33	$2.80	$2.51	$2.38	$2.12	$1.62	$2.63	$2.09	$1.61	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	44	49	46	88	118	53	65	81	44	45

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	45	65	154	3,968	5,104	1,837	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.61	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	19	19	19	23	4	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.20	$1.93	$1.84	$1.43	$1.13	$1.84	$2.25	$1.65	$1.42	$1.06
Accumulation unit value at end of period	$2.22	$2.20	$1.93	$1.84	$1.43	$1.13	$1.84	$2.25	$1.65	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	28	35	30	38	42	38	46	60	68	68

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.04	$1.00	$0.78	$0.62	$1.01	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	103	103	103	103	103	103	31	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.13	$1.05	$0.74	$1.38	$1.22	$1.15	$1.11	$1.05
Accumulation unit value at end of period	$1.59	$1.24	$1.11	$1.13	$1.05	$0.74	$1.38	$1.22	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	100	115	144	266	279	288	298	274	288	307

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.76	$1.47	$1.63	$1.43	$1.04	$1.76	$1.68	$1.45	$1.28	$1.09
Accumulation unit value at end of period	$2.21	$1.76	$1.47	$1.63	$1.43	$1.04	$1.76	$1.68	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	266	274	327	424	497	695	722	710	579	518

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.85	$1.66	$1.67	$1.47	$1.26	$1.49	$1.37	$1.30	$1.28	$1.19
Accumulation unit value at end of period	$1.82	$1.85	$1.66	$1.67	$1.47	$1.26	$1.49	$1.37	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	504	588	685	1,026	13,876	10,614	8,749	2,701	919	906

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.64	$1.41	$1.46	$1.20	$0.89	$1.45	$1.49	$1.31	$1.21	$1.03
Accumulation unit value at end of period	$2.27	$1.64	$1.41	$1.46	$1.20	$0.89	$1.45	$1.49	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	155	177	233	360	451	476	511	533	602	632

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.32	$1.16	$1.15	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	120	258	318	9,462	12,168	9,250	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.41	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16	$1.04	$0.98
Accumulation unit value at end of period	$1.97	$1.41	$1.17	$1.20	$1.18	$0.95	$1.16	$1.18	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22	33	28	60	61	63	104	150	132	111

Putnam VT Growth and Income Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.14	$1.01	$0.79	$1.30	$1.40	$1.22	$1.18	$1.07
Accumulation unit value at end of period	$1.70	$1.27	$1.08	$1.14	$1.01	$0.79	$1.30	$1.40	$1.22	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	21	2	2	17	31	31	34	36	38	39

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.85	$0.71	$0.86	$0.79	$0.64	$1.16	$1.08	$0.86	$0.77	$0.67
Accumulation unit value at end of period	$1.08	$0.85	$0.71	$0.86	$0.79	$0.64	$1.16	$1.08	$0.86	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	921	1,022	1,321	1,666	1,959	2,382	3,162	3,931	4,113	4,437

 40  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	295	347	424	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.17	$1.01	$0.77	$1.27	$1.28	$1.16	$1.12	$1.05
Accumulation unit value at end of period	$1.74	$1.32	$1.13	$1.17	$1.01	$0.77	$1.27	$1.28	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	17	18	19	21	30	39	41	35

Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.31	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	45	45	45	45	45	54	1,144	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,582	4,709	5,684	5,916	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,014	26,764	29,376	30,517	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.18	$1.15	$1.08	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.34	$1.28	$1.18	$1.15	$1.08	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	202	267	382	16,907	7,699	7,255	4,156	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,249	7,122	6,786	5,000	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,622	26,551	25,277	25,867	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82,002	84,543	87,791	82,870	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165,152	177,229	185,039	192,524	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,193	38,180	40,118	40,351	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81,992	90,978	97,669	109,670	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,582	22,064	21,716	19,276	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,662	33,385	37,293	35,135	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.77	$1.58	$1.67	$1.36	$1.01	$1.49	$1.59	$1.34	$1.28	$1.08
Accumulation unit value at end of period	$2.36	$1.77	$1.58	$1.67	$1.36	$1.01	$1.49	$1.59	$1.34	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	62	54	63	108	394	434	396	192	185	221

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  41

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.90	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	214	312	460	22,845	11,582	6,461	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.12	$0.93	$0.69	$1.10	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.04	$1.12	$0.93	$0.69	$1.10	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	5	6	—	—	—	—	—

Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.23	$1.00	$0.68	$1.26	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.25	$1.04	$1.23	$1.00	$0.68	$1.26	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	102	127	187	5,712	7,562	3,187	1,448	—	—

Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	132	148	165	4,706	3,952	2,534	175	—	—

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.32	$1.18	$1.12	$1.00	$0.88	$1.25	$1.18	$1.06	$1.02	$0.95
Accumulation unit value at end of period	$1.56	$1.32	$1.18	$1.12	$1.00	$0.88	$1.25	$1.18	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	590	626	732	838	1,076	2,686	3,084	3,544	4,274	4,536

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.51	$1.31	$1.15	$1.99	$1.75	$1.44	$1.26	$1.08
Accumulation unit value at end of period	$1.72	$1.45	$1.30	$1.51	$1.31	$1.15	$1.99	$1.75	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	391	408	445	740	773	755	857	966	1,110	1,249

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.17	$1.04	$0.90	$1.43	$1.41	$1.20	$1.16	$1.05
Accumulation unit value at end of period	$1.71	$1.33	$1.13	$1.17	$1.04	$0.90	$1.43	$1.41	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	350	378	474	657	1,060	823	1,148	1,387	1,578	1,938

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.70	$1.43	$1.53	$1.29	$0.91	$1.27	$1.15	$1.10	$1.08	$1.02
Accumulation unit value at end of period	$2.34	$1.70	$1.43	$1.53	$1.29	$0.91	$1.27	$1.15	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	973	1,104	1,317	1,629	743	873	981	1,054	1,161	1,187

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	554	644	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.63	$0.59	$0.63	$0.50	$0.33	$0.58	$0.51	$0.42	$0.40	$0.36
Accumulation unit value at end of period	$0.94	$0.63	$0.59	$0.63	$0.50	$0.33	$0.58	$0.51	$0.42	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	672	728	942	1,389	1,044	1,148	1,358	1,741	1,913	2,281

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	254	278	431	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.93	$1.84	$1.72	$1.63	$1.47	$1.46	$1.39	$1.35	$1.34	$1.30
Accumulation unit value at end of period	$1.86	$1.93	$1.84	$1.72	$1.63	$1.47	$1.46	$1.39	$1.35	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	492	559	574	787	1,689	1,799	2,363	1,377	939	985

 42  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	7	7	2	22	41	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.44	$0.39	$0.52	$0.44	$0.29	$0.56	$0.47	$0.44	$0.43	$0.42
Accumulation unit value at end of period	$0.53	$0.44	$0.39	$0.52	$0.44	$0.29	$0.56	$0.47	$0.44	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	140	248	276	331	586	610	820	824	829	932

AllianceBernstein VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.01	$0.91	$0.77	$1.31	$1.26	$1.09	$1.06	$0.96
Accumulation unit value at end of period	$1.63	$1.23	$1.06	$1.01	$0.91	$0.77	$1.31	$1.26	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	541	650	826	1,010	1,822	2,393	2,734	3,482	3,585	4,135

AllianceBernstein VPS International Value Portfolio (Class B) (05/01/2006)
Accumulation unit value at beginning of period	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	$1.00	—	—
Accumulation unit value at end of period	$0.80	$0.66	$0.59	$0.74	$0.72	$0.54	$1.17	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	46	61	66	4,550	5,545	3,053	1,029	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.69	$0.60	$0.63	$0.58	$0.43	$0.72	$0.65	$0.66	$0.58	$0.54
Accumulation unit value at end of period	$0.94	$0.69	$0.60	$0.63	$0.58	$0.43	$0.72	$0.65	$0.66	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	342	461	494	553	732	1,014	1,308	1,473	1,546	1,578

American Century VP Inflation Protection, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.42	$1.33	$1.21	$1.16	$1.07	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$0.88	$1.01	$0.90	$0.69	$1.26	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.05	$0.88	$1.01	$0.90	$0.69	$1.26	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$1.00	$1.01	$0.88	$0.66	$1.15	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.13	$1.00	$1.01	$0.88	$0.66	$1.15	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2,100	—	—

American Century VP Value, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.12	$0.99	$1.00	$0.89	$0.76	$1.04	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.12	$0.99	$1.00	$0.89	$0.76	$1.04	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.81	$1.24	$1.06	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Asset Allocation Fund (Class 1) (04/07/2003)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.59	$1.42	$1.16	$1.63	$1.51	$1.37	$1.30	$1.20
Accumulation unit value at end of period	$2.02	$1.73	$1.55	$1.59	$1.42	$1.16	$1.63	$1.51	$1.37	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	32	32	36	45	111	144	443	469	476	498

Columbia Variable Portfolio – Balanced Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.11	$1.00	$0.82	$1.18	$1.17	$1.04	$1.01	$0.94
Accumulation unit value at end of period	$1.52	$1.27	$1.13	$1.11	$1.00	$0.82	$1.18	$1.17	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	92	94	84	85	114	218	292	275	210	176

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.13	$1.15	$1.16	$1.15	$1.11	$1.08	$1.06	$1.07
Accumulation unit value at end of period	$1.09	$1.11	$1.12	$1.13	$1.15	$1.16	$1.15	$1.11	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,357	1,745	2,256	2,075	3,153	2,711	1,073	1,203	1,149	1,454

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.67	$1.58	$1.50	$1.40	$1.24	$1.34	$1.29	$1.25	$1.24	$1.20
Accumulation unit value at end of period	$1.61	$1.67	$1.58	$1.50	$1.40	$1.24	$1.34	$1.29	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	268	354	453	549	9,460	7,975	7,765	4,332	1,045	999

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  43

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.58	$1.37	$1.09	$1.85	$1.74	$1.47	$1.31	$1.12
Accumulation unit value at end of period	$2.09	$1.67	$1.49	$1.58	$1.37	$1.09	$1.85	$1.74	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	447	527	653	957	8,590	7,188	4,908	3,199	1,284	1,141

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$2.94	$2.47	$3.17	$2.68	$1.56	$3.40	$2.50	$1.89	$1.43	$1.17
Accumulation unit value at end of period	$2.85	$2.94	$2.47	$3.17	$2.68	$1.56	$3.40	$2.50	$1.89	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	15	43	64	65	1,086	1,372	790	428	49	48

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$2.05	$1.79	$1.72	$1.53	$1.00	$1.36	$1.35	$1.23	$1.20	$1.09
Accumulation unit value at end of period	$2.15	$2.05	$1.79	$1.72	$1.53	$1.00	$1.36	$1.35	$1.23	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	119	171	174	280	582	944	1,284	1,320	1,059	1,262

Columbia Variable Portfolio – Income Opportunities Fund (Class 1) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	232	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.59	$1.40	$1.34	$1.20	$0.85	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.59	$1.40	$1.34	$1.20	$0.85	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	31	45	60	6,254	3,420	3,039	1,094	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$0.85	$0.99	$0.88	$0.70	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.20	$0.99	$0.85	$0.99	$0.88	$0.70	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	5	5	5	5	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.05	$0.88	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.05	$0.88	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	103	104	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.07	$0.93	$0.68	$1.25	$1.22	$1.12	$1.04	$0.97
Accumulation unit value at end of period	$1.56	$1.22	$1.02	$1.07	$0.93	$0.68	$1.25	$1.22	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	12	12	16	14	14	756	516	3	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.79	$0.71	$0.68	$0.59	$0.48	$0.84	$0.82	$0.72	$0.69	$0.66
Accumulation unit value at end of period	$1.05	$0.79	$0.71	$0.68	$0.59	$0.48	$0.84	$0.82	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,511	1,928	2,512	3,082	3,503	4,303	4,701	1,109	1,250

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	592	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,778	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,721	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.08	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	50	78	102	10,560	6,615	4,235	—	—	—

 44  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.89	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.62	$1.47	$1.75	$1.41	$0.87	$1.60	$1.42	$1.44	$1.33	$1.23
Accumulation unit value at end of period	$2.09	$1.62	$1.47	$1.75	$1.41	$0.87	$1.60	$1.42	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	3	3	2	2	1	1	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (10/23/2000)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.92	$0.81	$0.65	$1.05	$1.01	$0.89	$0.86	$0.79
Accumulation unit value at end of period	$1.37	$1.05	$0.92	$0.92	$0.81	$0.65	$1.05	$1.01	$0.89	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	55	66	119	123	173	342	478	539	565	639

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.03	$0.90	$0.90	$0.79	$0.64	$1.02	$0.99	$0.87	$0.84	$0.77
Accumulation unit value at end of period	$1.34	$1.03	$0.90	$0.90	$0.79	$0.64	$1.02	$0.99	$0.87	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	748	884	1,095	1,538	2,439	3,181	3,455	3,398	3,818	3,822

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$0.93	$0.96	$0.80	$0.65	$1.08	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.09	$0.93	$0.96	$0.80	$0.65	$1.08	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/09/1999)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.68	$1.34	$0.97	$1.60	$1.69	$1.53	$1.48	$1.26
Accumulation unit value at end of period	$2.58	$1.76	$1.51	$1.68	$1.34	$0.97	$1.60	$1.69	$1.53	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	98	120	141	164	220	278	307	338	394	445

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.11	$1.01	$1.09	$0.87	$0.71	$1.00	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	39	60	75	7,744	4,484	3,402	—	—	—

Columbia Variable Portfolio – Small Company Growth Fund (Class 1) (04/14/2003)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.92	$1.51	$1.22	$2.08	$1.86	$1.68	$1.65	$1.50
Accumulation unit value at end of period	$2.74	$1.98	$1.79	$1.92	$1.51	$1.22	$2.08	$1.86	$1.68	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	30	38	40	57	63	69	81	90	108	108

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1) (04/29/2011)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	459	574	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.25	$1.20	$1.24	$1.20	$1.17	$1.16	$1.17
Accumulation unit value at end of period	$1.23	$1.28	$1.27	$1.27	$1.25	$1.20	$1.24	$1.20	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	356	486	562	674	797	1,373	1,411	1,559	1,666	1,897

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.27	$1.25	$1.20	$1.25	$1.20	$1.17	$1.17	$1.17
Accumulation unit value at end of period	$1.24	$1.28	$1.27	$1.27	$1.25	$1.20	$1.25	$1.20	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	341	380	561	747	2,143	1,351	1,441	1,522	1,654	2,036

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.82	$0.85	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.13	$0.96	$0.97	$0.77	$0.58	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.27	$0.99	$0.64	$1.10	$0.97	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.31	$1.15	$1.27	$0.99	$0.64	$1.10	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	490	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  45

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.79	$0.72	$0.72	$0.63	$0.48	$0.74	$0.70	$0.65	$0.63	$0.60
Accumulation unit value at end of period	$1.05	$0.79	$0.72	$0.72	$0.63	$0.48	$0.74	$0.70	$0.65	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	196	224	233	379	404	564	672	620	626	623

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.12	$0.99	$0.82	$1.18	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.31	$1.20	$1.12	$0.99	$0.82	$1.18	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.72	$0.90	$0.87	$0.67	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.80	$0.72	$0.90	$0.87	$0.67	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.10	$1.09	$1.01	$0.71	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	31	39	4,075	2,594	2,052	—	—	—

Fidelity® VIP Balanced Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.30	$1.12	$0.82	$1.26	$1.17	$1.06	$1.01	$0.97
Accumulation unit value at end of period	$1.66	$1.40	$1.24	$1.30	$1.12	$0.82	$1.26	$1.17	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	154	160	172	183	216	342	435	452	468	481

Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.56	$1.36	$1.41	$1.22	$0.91	$1.61	$1.38	$1.26	$1.09	$0.95
Accumulation unit value at end of period	$2.02	$1.56	$1.36	$1.41	$1.22	$0.91	$1.61	$1.38	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	246	320	403	571	701	1,248	2,309	1,795	1,837	1,835

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.76	$1.53	$1.59	$1.38	$1.03	$1.82	$1.57	$1.43	$1.24	$1.09
Accumulation unit value at end of period	$2.27	$1.76	$1.53	$1.59	$1.38	$1.03	$1.82	$1.57	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	445	592	746	1,177	3,281	6,032	5,864	4,893	1,778	1,707

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.59	$1.32	$1.37	$1.18	$0.88	$1.52	$1.44	$1.28	$1.07	$1.07
Accumulation unit value at end of period	$2.17	$1.59	$1.32	$1.37	$1.18	$0.88	$1.52	$1.44	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	107	114	76	138	326	606	708	717	525	523

Fidelity® VIP Growth & Income Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$1.16	$0.99	$0.99	$0.87	$0.69	$1.21	$1.09	$0.98	$0.92	$0.88
Accumulation unit value at end of period	$1.53	$1.16	$0.99	$0.99	$0.87	$0.69	$1.21	$1.09	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	67	69	117	145	191	286	380	396	386	441

Fidelity® VIP Growth Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.85	$0.69	$0.55	$1.05	$0.84	$0.80	$0.76	$0.75
Accumulation unit value at end of period	$1.28	$0.95	$0.84	$0.85	$0.69	$0.55	$1.05	$0.84	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	9	11	26	31	41	53	73	144	164	173

Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.10	$0.90	$0.71	$1.36	$1.09	$1.04	$0.99	$0.98
Accumulation unit value at end of period	$1.64	$1.22	$1.08	$1.10	$0.90	$0.71	$1.36	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	29	54	56	133	492	401	311	602	429	410

Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.32	$1.18	$0.83	$1.12	$1.11	$1.01	$0.99	$0.92
Accumulation unit value at end of period	$1.60	$1.53	$1.36	$1.32	$1.18	$0.83	$1.12	$1.11	$1.01	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	142	131	181	225	241	568	763	597	596	845

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.66	$1.48	$1.04	$1.41	$1.39	$1.27	$1.26	$1.17
Accumulation unit value at end of period	$2.00	$1.91	$1.70	$1.66	$1.48	$1.04	$1.41	$1.39	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	66	80	154	191	188	228	462	564	287	337

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.36	$1.30	$1.23	$1.16	$1.02	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	58	68	79	4,957	3,841	3,678	224	—	—

 46  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Mid Cap Portfolio Service Class (11/09/1999)
Accumulation unit value at beginning of period	$3.63	$3.20	$3.63	$2.86	$2.07	$3.46	$3.03	$2.73	$2.34	$1.90
Accumulation unit value at end of period	$4.88	$3.63	$3.20	$3.63	$2.86	$2.07	$3.46	$3.03	$2.73	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	220	298	438	578	766	1,075	1,633	1,627	1,723	1,897

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.44	$2.15	$2.45	$1.93	$1.40	$2.34	$2.06	$1.85	$1.59	$1.29
Accumulation unit value at end of period	$3.27	$2.44	$2.15	$2.45	$1.93	$1.40	$2.34	$2.06	$1.85	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	521	681	821	1,216	3,621	4,422	4,006	3,592	3,013	3,064

Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.44	$1.29	$1.04	$1.88	$1.62	$1.39	$1.19	$1.06
Accumulation unit value at end of period	$1.80	$1.40	$1.18	$1.44	$1.29	$1.04	$1.88	$1.62	$1.39	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	29	45	57	64	431	525	624	272	82	81

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.45	$1.94	$2.09	$1.75	$1.49	$2.61	$3.34	$2.81	$2.50	$1.92
Accumulation unit value at end of period	$2.47	$2.45	$1.94	$2.09	$1.75	$1.49	$2.61	$3.34	$2.81	$2.50
Number of accumulation units outstanding at end of period (000 omitted)	279	280	338	361	536	687	913	867	938	992

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.32	$2.08	$2.06	$1.85	$1.38	$1.99	$1.94	$1.66	$1.66	$1.47
Accumulation unit value at end of period	$2.61	$2.32	$2.08	$2.06	$1.85	$1.38	$1.99	$1.94	$1.66	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	569	803	879	1,130	1,534	1,905	2,317	2,299	2,435	2,548

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.03	$0.86	$0.74	$1.03	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.07	$1.03	$0.86	$0.74	$1.03	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	3	4	4	5	5	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$2.94	$2.51	$2.64	$2.09	$1.64	$2.47	$2.57	$2.22	$2.07	$1.69
Accumulation unit value at end of period	$3.95	$2.94	$2.51	$2.64	$2.09	$1.64	$2.47	$2.57	$2.22	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	195	254	295	375	526	666	590	717	658	516

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.32	$1.04	$0.74	$1.30	$1.18	$1.10	$1.06	$0.96
Accumulation unit value at end of period	$1.85	$1.35	$1.24	$1.32	$1.04	$0.74	$1.30	$1.18	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	936	1,065	1,373	1,842	2,467	3,121	3,777	4,295	4,737	5,177

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$1.79	$1.58	$1.62	$1.48	$1.19	$1.91	$1.87	$1.60	$1.46	$1.32
Accumulation unit value at end of period	$2.26	$1.79	$1.58	$1.62	$1.48	$1.19	$1.91	$1.87	$1.60	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,254	1,413	1,695	2,272	2,966	3,954	5,507	6,011	5,328	5,621

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.82	$1.61	$1.65	$1.50	$1.21	$1.94	$1.90	$1.63	$1.49	$1.34
Accumulation unit value at end of period	$2.30	$1.82	$1.61	$1.65	$1.50	$1.21	$1.94	$1.90	$1.63	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	380	428	887	1,143	1,645	1,976	2,440	2,476	2,267	2,400

FTVIPT Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.53	$2.26	$2.72	$2.34	$1.37	$2.94	$2.31	$1.83	$1.45	$1.18
Accumulation unit value at end of period	$2.47	$2.53	$2.26	$2.72	$2.34	$1.37	$2.94	$2.31	$1.83	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	12	4	92	125	142	172	264	126	131	169

FTVIPT Templeton Foreign VIP Fund – Class 2 (11/09/1999)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.41	$1.31	$0.97	$1.65	$1.45	$1.21	$1.11	$0.95
Accumulation unit value at end of period	$1.76	$1.45	$1.24	$1.41	$1.31	$0.97	$1.65	$1.45	$1.21	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	87	125	147	172	183	240	311	368	420	400

FTVIPT Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.36	$1.16	$1.32	$1.23	$0.91	$1.54	$1.35	$1.13	$1.04	$0.89
Accumulation unit value at end of period	$1.65	$1.36	$1.16	$1.32	$1.23	$0.91	$1.54	$1.35	$1.13	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	253	315	445	656	1,196	1,816	2,003	2,636	2,688	2,217

FTVIPT Templeton Global Bond VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.59	$1.41	$1.20	$1.15	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.78	$1.77	$1.56	$1.59	$1.41	$1.20	$1.15	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	35	44	52	4,414	3,769	4,102	1,812	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$0.80	$0.87	$0.82	$0.64	$1.12	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.24	$0.96	$0.80	$0.87	$0.82	$0.64	$1.12	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	26	26	26	26	26	21	21	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  47

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.31	$2.83	$3.06	$2.48	$1.88	$3.03	$2.97	$2.59	$2.33	$1.87
Accumulation unit value at end of period	$4.34	$3.31	$2.83	$3.06	$2.48	$1.88	$3.03	$2.97	$2.59	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	202	266	332	409	1,518	1,777	2,090	1,873	1,361	1,409

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.84	$0.76	$0.63	$1.02	$1.05	$0.94	$0.89	$0.79
Accumulation unit value at end of period	$1.33	$0.98	$0.87	$0.84	$0.76	$0.63	$1.02	$1.05	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	312	387	474	695	1,295	1,915	2,395	2,494	2,681	2,371

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	539	607	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.74	$1.48	$1.53	$1.34	$1.06	$1.67	$1.73	$1.51	$1.47	$1.27
Accumulation unit value at end of period	$2.33	$1.74	$1.48	$1.53	$1.34	$1.06	$1.67	$1.73	$1.51	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	48	60	94	131	2,645	3,140	2,409	2,020	284	242

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.21	$1.08	$1.09	$1.01	$0.80	$1.16	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	959	1,192	1,437	1,983	2,664	3,333	4,900	5,506	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	2	7	7	10	33	12	12	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.15	$0.97	$0.95	$0.91	$0.73	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.56	$1.41	$1.15	$1.72	$1.70	$1.48	$1.37	$1.21
Accumulation unit value at end of period	$2.25	$1.70	$1.51	$1.56	$1.41	$1.15	$1.72	$1.70	$1.48	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	32	80	79	86	49	60	65

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	46	70	85	8,521	2,942	1,751	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.14	$1.02	$0.79	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.15	$1.05	$1.14	$1.02	$0.79	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	17	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.93	$0.88	$0.60	$1.27	$1.27	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.35	$1.03	$0.89	$0.93	$0.88	$0.60	$1.27	$1.27	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	218	273	323	447	636	648	748	790	708	783

Janus Aspen Series Enterprise Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.75	$0.60	$0.42	$0.76	$0.63	$0.57	$0.51	$0.43
Accumulation unit value at end of period	$1.09	$0.84	$0.72	$0.75	$0.60	$0.42	$0.76	$0.63	$0.57	$0.51
Number of accumulation units outstanding at end of period (000 omitted)	91	94	112	110	122	126	176	199	254	313

Janus Aspen Series Global Technology Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.59	$0.50	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.38	$0.38
Accumulation unit value at end of period	$0.79	$0.59	$0.50	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.38
Number of accumulation units outstanding at end of period (000 omitted)	40	76	76	77	77	78	79	79	108	126

 48  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (10/23/2000)
Accumulation unit value at beginning of period	$0.78	$0.67	$0.71	$0.63	$0.47	$0.79	$0.70	$0.64	$0.62	$0.60
Accumulation unit value at end of period	$1.00	$0.78	$0.67	$0.71	$0.63	$0.47	$0.79	$0.70	$0.64	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	202	210	319	360	12,338	9,449	7,227	503	514	632

MFS® Investors Growth Stock Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.74	$0.67	$0.49	$0.78	$0.71	$0.67	$0.65	$0.61
Accumulation unit value at end of period	$1.09	$0.85	$0.73	$0.74	$0.67	$0.49	$0.78	$0.71	$0.67	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	140	140	203	210	300	397	460	1,099	807	834

MFS® Investors Trust Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.04	$0.95	$0.76	$1.15	$1.05	$0.94	$0.89	$0.81
Accumulation unit value at end of period	$1.55	$1.19	$1.01	$1.04	$0.95	$0.76	$1.15	$1.05	$0.94	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	260	334	447	541	857	1,180	1,240	1,379	1,483	1,582

MFS® Investors Trust Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.97	$0.89	$0.71	$1.08	$0.99	$0.89	$0.84	$0.77
Accumulation unit value at end of period	$1.43	$1.10	$0.94	$0.97	$0.89	$0.71	$1.08	$0.99	$0.89	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	191	217	230	230	276	386	451	471	505	526

MFS® New Discovery Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$1.97	$1.65	$1.86	$1.38	$0.86	$1.43	$1.41	$1.26	$1.22	$1.16
Accumulation unit value at end of period	$2.76	$1.97	$1.65	$1.86	$1.38	$0.86	$1.43	$1.41	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	12	21	22	33	31

MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.22	$0.91	$0.56	$0.94	$0.94	$0.84	$0.81	$0.77
Accumulation unit value at end of period	$1.79	$1.29	$1.08	$1.22	$0.91	$0.56	$0.94	$0.94	$0.84	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	133	165	212	277	470	582	647	658	783	901

MFS® Total Return Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$1.66	$1.51	$1.51	$1.39	$1.19	$1.55	$1.50	$1.36	$1.34	$1.22
Accumulation unit value at end of period	$1.96	$1.66	$1.51	$1.51	$1.39	$1.19	$1.55	$1.50	$1.36	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	57	74	106	113	100	270	247	117	100	88

MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.50	$1.37	$1.36	$1.26	$1.08	$1.41	$1.38	$1.25	$1.23	$1.12
Accumulation unit value at end of period	$1.76	$1.50	$1.37	$1.36	$1.26	$1.08	$1.41	$1.38	$1.25	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	936	1,245	1,555	2,358	3,001	4,112	5,505	6,062	5,779	6,230

MFS® Utilities Series – Initial Class (11/09/1999)
Accumulation unit value at beginning of period	$2.41	$2.15	$2.04	$1.82	$1.38	$2.24	$1.77	$1.37	$1.19	$0.92
Accumulation unit value at end of period	$2.87	$2.41	$2.15	$2.04	$1.82	$1.38	$2.24	$1.77	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	279	323	399	496	674	878	964	1,159	1,267	1,336

MFS® Utilities Series – Service Class (10/23/2000)
Accumulation unit value at beginning of period	$1.95	$1.75	$1.66	$1.48	$1.13	$1.84	$1.46	$1.13	$0.98	$0.76
Accumulation unit value at end of period	$2.32	$1.95	$1.75	$1.66	$1.48	$1.13	$1.84	$1.46	$1.13	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	101	112	145	195	251	275	323	304	241	287

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	20	22	1,948	2,401	1,003	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.60	$1.18	$1.10	$1.20	$0.92	$0.59	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.71	$2.37	$2.26	$1.76	$1.39	$2.27	$2.77	$2.03	$1.76	$1.30
Accumulation unit value at end of period	$2.73	$2.71	$2.37	$2.26	$1.76	$1.39	$2.27	$2.77	$2.03	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	9	9	10	11	—	—	—	2	3	115

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.04	$1.00	$0.78	$0.61	$1.01	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.04	$1.00	$0.78	$0.61	$1.01	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	12	12	12	12	12	12	29	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.52	$1.19	$1.06	$1.09	$1.01	$0.71	$1.32	$1.17	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	79	126	206	237	360	417	761	499	504	445

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  49

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.75	$1.47	$1.62	$1.42	$1.03	$1.75	$1.67	$1.44	$1.28	$1.09
Accumulation unit value at end of period	$2.20	$1.75	$1.47	$1.62	$1.42	$1.03	$1.75	$1.67	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	250	418	570	906	1,263	1,733	2,215	2,059	1,904	1,729

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.66	$1.46	$1.25	$1.48	$1.37	$1.29	$1.28	$1.19
Accumulation unit value at end of period	$1.81	$1.84	$1.65	$1.66	$1.46	$1.25	$1.48	$1.37	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	719	827	1,054	1,427	8,180	6,743	6,680	3,247	1,889	1,541

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.79	$1.54	$1.60	$1.32	$0.97	$1.59	$1.63	$1.44	$1.33	$1.13
Accumulation unit value at end of period	$2.49	$1.79	$1.54	$1.60	$1.32	$0.97	$1.59	$1.63	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	76	92	117	202	298	320	375	391	378	374

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	29	39	50	4,676	5,668	5,059	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.40	$1.16	$1.19	$1.18	$0.95	$1.15	$1.18	$1.16	$1.04	$0.98
Accumulation unit value at end of period	$1.96	$1.40	$1.16	$1.19	$1.18	$0.95	$1.15	$1.18	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	52	38	52	55	154	203	202	243	213	209

Putnam VT Growth and Income Fund – Class IB Shares (11/09/1999)
Accumulation unit value at beginning of period	$1.13	$0.96	$1.02	$0.90	$0.70	$1.16	$1.25	$1.09	$1.05	$0.96
Accumulation unit value at end of period	$1.51	$1.13	$0.96	$1.02	$0.90	$0.70	$1.16	$1.25	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	184	222	340	400	600	892	1,305	1,443	1,621	1,596

Putnam VT Income Fund – Class IB Shares (11/09/1999)
Accumulation unit value at beginning of period	$1.84	$1.69	$1.63	$1.50	$1.04	$1.38	$1.33	$1.28	$1.27	$1.23
Accumulation unit value at end of period	$1.86	$1.84	$1.69	$1.63	$1.50	$1.04	$1.38	$1.33	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	4	4	5	14	16	20	23	28	34

Putnam VT International Equity Fund – Class IB Shares (11/09/1999)
Accumulation unit value at beginning of period	$1.17	$0.97	$1.18	$1.09	$0.88	$1.59	$1.49	$1.18	$1.07	$0.93
Accumulation unit value at end of period	$1.47	$1.17	$0.97	$1.18	$1.09	$0.88	$1.59	$1.49	$1.18	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	972	1,172	1,597	2,315	2,779	3,548	4,302	4,374	4,450	4,648

Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.91	$0.76	$0.94	$0.85	$0.62	$1.09	$0.97	$0.78	$0.67	$0.60
Accumulation unit value at end of period	$1.10	$0.91	$0.76	$0.94	$0.85	$0.62	$1.09	$0.97	$0.78	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	48	54	62	74	109	134	407	197	219	262

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	421	494	543	652	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	92	94	106	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.10	$0.96	$0.73	$1.20	$1.21	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.63	$1.24	$1.07	$1.10	$0.96	$0.73	$1.20	$1.21	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$0.95	$0.82	$0.87	$0.70	$0.54	$0.90	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	801	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,548	1,004	848	1,239	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,493	6,708	7,846	8,891	—	—	—	—	—	—

 50  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.18	$1.14	$1.08	$1.10	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.33	$1.28	$1.18	$1.14	$1.08	$1.10	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	173	201	239	8,855	3,975	4,387	2,829	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	402	612	589	508	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,866	9,107	8,517	7,572	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,058	7,352	8,069	7,274	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68,461	78,852	81,540	83,344	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,036	5,623	5,395	5,080	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,965	36,695	42,403	48,579	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,991	2,046	2,099	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.16	$1.08	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,204	9,228	9,408	10,072	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.67	$1.35	$1.00	$1.49	$1.58	$1.33	$1.28	$1.08
Accumulation unit value at end of period	$2.34	$1.76	$1.57	$1.67	$1.35	$1.00	$1.49	$1.58	$1.33	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	69	79	193	227	541	613	639	446	296	274

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	59	95	120	11,283	5,255	3,471	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.03	$1.12	$0.93	$0.69	$1.10	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.19	$1.03	$1.12	$0.93	$0.69	$1.10	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.23	$1.00	$0.67	$1.26	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.25	$1.04	$1.23	$1.00	$0.67	$1.26	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	21	32	35	2,699	3,533	1,744	1,004	—	—

Wanger USA (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.20	$1.01	$1.06	$0.87	$0.62	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	16	23	30	2,344	1,922	1,472	110	—	—

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.31	$1.17	$1.11	$1.00	$0.87	$1.25	$1.17	$1.06	$1.02	$0.95
Accumulation unit value at end of period	$1.55	$1.31	$1.17	$1.11	$1.00	$0.87	$1.25	$1.17	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,114	1,454	1,786	2,080	2,506	3,242	5,032	5,760	6,499	7,105

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  51

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.44	$1.28	$1.49	$1.29	$1.13	$1.95	$1.72	$1.41	$1.23	$1.05
Accumulation unit value at end of period	$1.70	$1.44	$1.28	$1.49	$1.29	$1.13	$1.95	$1.72	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	33	51	61	95	97	106	393	246	113	278

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.68	$1.46	$1.28	$2.22	$1.96	$1.62	$1.41	$1.20
Accumulation unit value at end of period	$1.91	$1.62	$1.45	$1.68	$1.46	$1.28	$2.22	$1.96	$1.62	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	216	300	303	354	290	324	330	342	352	365

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.32	$1.12	$1.16	$1.03	$0.89	$1.43	$1.40	$1.20	$1.15	$1.05
Accumulation unit value at end of period	$1.70	$1.32	$1.12	$1.16	$1.03	$0.89	$1.43	$1.40	$1.20	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	888	1,025	1,237	1,592	2,263	2,018	2,351	2,619	3,000	3,241

Wells Fargo Advantage VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.06	$0.90	$0.63	$0.88	$0.80	$0.76	$0.74	$0.70
Accumulation unit value at end of period	$1.64	$1.19	$1.00	$1.06	$0.90	$0.63	$0.88	$0.80	$0.76	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	153	162	213	215	318	427	493	482	587	993

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.20	$1.85	$1.98	$1.68	$1.19	$1.65	$1.50	$1.44	$1.40	$1.33
Accumulation unit value at end of period	$3.04	$2.20	$1.85	$1.98	$1.68	$1.19	$1.65	$1.50	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	766	945	1,095	1,378	317	362	436	448	445	467

Wells Fargo Advantage VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	75	77	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	404	466	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.63	$0.59	$0.63	$0.50	$0.33	$0.57	$0.51	$0.42	$0.40	$0.36
Accumulation unit value at end of period	$0.93	$0.63	$0.59	$0.63	$0.50	$0.33	$0.57	$0.51	$0.42	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	642	941	969	1,163	1,360	1,943	2,408	2,832	2,904	3,073

Wells Fargo Advantage VT Small Cap Value Fund – Class 1 (07/16/2010)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.27	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	242	312	461	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	136	147	240	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.92	$1.83	$1.71	$1.62	$1.47	$1.45	$1.38	$1.35	$1.34	$1.30
Accumulation unit value at end of period	$1.85	$1.92	$1.83	$1.71	$1.62	$1.47	$1.45	$1.38	$1.35	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	402	626	707	1,181	2,440	2,735	3,664	2,453	1,892	2,017

 52  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	47	47	65	65	54	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.47	$1.31	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46	$1.41
Accumulation unit value at end of period	$1.78	$1.47	$1.31	$1.74	$1.49	$0.98	$1.90	$1.60	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	43	46	65	69	77	81	98	102	118	172

AllianceBernstein VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.69	$1.46	$1.39	$1.25	$1.05	$1.80	$1.74	$1.50	$1.46	$1.33
Accumulation unit value at end of period	$2.24	$1.69	$1.46	$1.39	$1.25	$1.05	$1.80	$1.74	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	93	102	120	148	142	192	215	231	202	146

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.21	$1.17	$0.88	$1.92	$1.84	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.08	$0.96	$1.21	$1.17	$0.88	$1.92	$1.84	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,067	1,690	2,030	1,949	2,089	2,431	1,953	2,005	1,806	583

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.59	$1.38	$1.45	$1.34	$0.99	$1.66	$1.48	$1.51	$1.33	$1.25
Accumulation unit value at end of period	$2.15	$1.59	$1.38	$1.45	$1.34	$0.99	$1.66	$1.48	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	55	59	62	71	74	111	121	94	100	110

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.26	$1.21	$1.11	$1.15	$1.06	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.33	$1.47	$1.39	$1.26	$1.21	$1.11	$1.15	$1.06	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,767	1,987	2,443	3,072	2,982	2,767	4,545	5,054	3,998	1,333

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.44	$1.29	$0.98	$1.79	$1.54	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.80	$1.49	$1.25	$1.44	$1.29	$0.98	$1.79	$1.54	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.13	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.07	$0.93	$0.70	$1.22	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.61	$1.19	$1.06	$1.07	$0.93	$0.70	$1.22	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	744	1,136	1,308	1,531	1,573	1,549	1,691	2,417	1,259	407

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.17	$1.18	$1.06	$0.89	$1.24	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.33	$1.17	$1.18	$1.06	$0.89	$1.24	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5	24	29	30	30	1	1	1	1	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,107	1,503	1,860	2,126	2,325	2,107	1,172	1,143	724	589

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.28	$1.20	$1.06	$1.15	$1.10	$1.07	$1.06	$1.03
Accumulation unit value at end of period	$1.38	$1.43	$1.35	$1.28	$1.20	$1.06	$1.15	$1.10	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	513	609	842	1,076	2,463	2,894	3,050	2,210	1,007	1,010

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.15	$1.91	$2.04	$1.77	$1.41	$2.39	$2.24	$1.90	$1.69	$1.45
Accumulation unit value at end of period	$2.69	$2.15	$1.91	$2.04	$1.77	$1.41	$2.39	$2.24	$1.90	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	869	1,335	1,729	2,144	2,956	2,934	2,854	3,198	2,316	703

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.40	$2.02	$2.59	$2.19	$1.27	$2.79	$2.05	$1.55	$1.17	$1.00
Accumulation unit value at end of period	$2.33	$2.40	$2.02	$2.59	$2.19	$1.27	$2.79	$2.05	$1.55	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	372	476	603	587	777	1,061	872	1,190	1,074	337

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  53

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.55	$1.37	$0.91	$1.23	$1.22	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.93	$1.84	$1.61	$1.55	$1.37	$0.91	$1.23	$1.22	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	132	179	251	302	344	419	517	614	389	48

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.81	$1.60	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16	32	73	95	626	484	487	349	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.46	$1.30	$1.03	$1.75	$1.58	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.77	$1.46	$1.26	$1.46	$1.30	$1.03	$1.75	$1.58	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	335	337	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.34	$1.16	$0.86	$1.56	$1.54	$1.40	$1.31	$1.22
Accumulation unit value at end of period	$1.96	$1.52	$1.28	$1.34	$1.16	$0.86	$1.56	$1.54	$1.40	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	6	9	21	25	151	218	194	8	12	18

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.08	$1.04	$0.89	$0.73	$1.28	$1.26	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.21	$1.08	$1.04	$0.89	$0.73	$1.28	$1.26	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,028	1,367	1,885	2,283	2,446	2,385	2,416	2,598	2,450	1,481

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	518	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	52	80	106	911	724	542	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.79	$1.44	$0.89	$1.64	$1.46	$1.48	$1.36	$1.26
Accumulation unit value at end of period	$2.13	$1.65	$1.50	$1.79	$1.44	$0.89	$1.64	$1.46	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	29	49	71	77	106	133	130	143	159	101

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.71	$1.50	$1.50	$1.32	$1.06	$1.71	$1.65	$1.45	$1.41	$1.30
Accumulation unit value at end of period	$2.23	$1.71	$1.50	$1.50	$1.32	$1.06	$1.71	$1.65	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	472	552	637	744	1,143	1,230	1,425	1,450	1,433	1,256

 54  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.16	$0.98	$0.79	$1.31	$1.34	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.32	$1.13	$1.16	$0.98	$0.79	$1.31	$1.34	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	5	9	10	10

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.40	$1.51	$1.21	$0.98	$1.38	$1.44	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.03	$1.53	$1.40	$1.51	$1.21	$0.98	$1.38	$1.44	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	11	30	39	51	475	274	269	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.08	$1.07	$1.02	$1.06	$1.02	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.09	$1.08	$1.08	$1.07	$1.02	$1.06	$1.02	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	860	1,001	1,171	1,450	1,768	1,811	2,131	2,162	1,878	1,672

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.82	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	15	15	16	13	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.28	$1.02	$0.76	$1.30	$1.30	$1.22	$1.13	$1.00
Accumulation unit value at end of period	$1.98	$1.49	$1.26	$1.28	$1.02	$0.76	$1.30	$1.30	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	1	1	1

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.90	$1.45	$1.28	$1.41	$1.10	$0.71	$1.22	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	207	304	363	408	496	592	639	858	598	161

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.31	$1.22	$1.07	$0.89	$1.28	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.69	$1.42	$1.31	$1.22	$1.07	$0.89	$1.28	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	69	90	123	143	143	152	208	208	208	196

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.85	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.28	$1.24	$0.96	$1.56	$1.52	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.38	$1.14	$1.03	$1.28	$1.24	$0.96	$1.56	$1.52	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	2	2	2	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.17	$1.10	$1.09	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	45	87	97	401	402	320	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.09	$1.82	$1.90	$1.64	$1.23	$2.17	$1.88	$1.71	$1.48	$1.30
Accumulation unit value at end of period	$2.70	$2.09	$1.82	$1.90	$1.64	$1.23	$2.17	$1.88	$1.71	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	2,280	3,121	3,880	4,529	5,268	5,965	6,378	7,123	5,644	3,317

Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.68	$1.48	$1.50	$1.23	$0.97	$1.87	$1.50	$1.42	$1.37	$1.34
Accumulation unit value at end of period	$2.25	$1.68	$1.48	$1.50	$1.23	$0.97	$1.87	$1.50	$1.42	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	74	97	113	123	127	146	167	175	184	196

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.34	$1.27	$1.19	$1.05	$1.10	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.40	$1.34	$1.27	$1.19	$1.05	$1.10	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	789	982	1,209	1,489	2,097	2,006	2,760	2,247	1,451	385

Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.62	$2.32	$2.63	$2.07	$1.50	$2.52	$2.21	$2.00	$1.71	$1.39
Accumulation unit value at end of period	$3.51	$2.62	$2.32	$2.63	$2.07	$1.50	$2.52	$2.21	$2.00	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	388	532	709	868	1,118	1,455	1,520	1,610	1,394	1,000

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.92	$1.62	$1.98	$1.78	$1.43	$2.58	$2.23	$1.92	$1.64	$1.46
Accumulation unit value at end of period	$2.47	$1.92	$1.62	$1.98	$1.78	$1.43	$2.58	$2.23	$1.92	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	279	372	473	496	495	559	588	607	684	487

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  55

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.77	$1.41	$1.51	$1.27	$1.08	$1.90	$2.43	$2.04	$1.82	$1.40
Accumulation unit value at end of period	$1.79	$1.77	$1.41	$1.51	$1.27	$1.08	$1.90	$2.43	$2.04	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	80	84	94	104	106	107	105	94	89	86

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.41	$1.39	$1.25	$0.94	$1.35	$1.32	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.57	$1.41	$1.39	$1.25	$0.94	$1.35	$1.32	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	440	680	823	837	851	865	878	845	827	157

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.82	$1.42	$1.29	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	18	19	27	29	31	29	28	26	35	25

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.37	$2.03	$2.14	$1.69	$1.33	$2.01	$2.08	$1.80	$1.68	$1.37
Accumulation unit value at end of period	$3.19	$2.37	$2.03	$2.14	$1.69	$1.33	$2.01	$2.08	$1.80	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	100	125	146	277	339	370	400	412	437	410

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.93	$1.76	$1.88	$1.49	$1.05	$1.85	$1.69	$1.57	$1.52	$1.38
Accumulation unit value at end of period	$2.63	$1.93	$1.76	$1.88	$1.49	$1.05	$1.85	$1.69	$1.57	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	49	57	63	77	79	115	180	180	253	221

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.54	$1.41	$1.13	$1.82	$1.78	$1.53	$1.40	$1.26
Accumulation unit value at end of period	$2.15	$1.70	$1.51	$1.54	$1.41	$1.13	$1.82	$1.78	$1.53	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,071	1,368	1,574	2,047	2,472	3,211	4,129	4,535	4,526	4,252

FTVIPT Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.05	$1.75	$1.99	$1.86	$1.37	$2.33	$2.05	$1.71	$1.57	$1.34
Accumulation unit value at end of period	$2.48	$2.05	$1.75	$1.99	$1.86	$1.37	$2.33	$2.05	$1.71	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	265	289	334	378	404	465	565	541	536	454

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.84	$1.88	$1.67	$1.42	$1.36	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.10	$2.09	$1.84	$1.88	$1.67	$1.42	$1.36	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	471	607	840	982	1,402	1,454	2,119	2,116	1,517	537

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.15	$1.08	$0.84	$1.47	$1.45	$1.21	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.05	$1.15	$1.08	$0.84	$1.47	$1.45	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	180	410	417	418	426	442	429	392	392	96

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$2.23	$1.70	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	587	887	1,129	1,241	1,592	1,721	1,936	1,985	1,451	489

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	17	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.58	$1.38	$1.09	$1.72	$1.79	$1.56	$1.52	$1.31
Accumulation unit value at end of period	$2.40	$1.79	$1.53	$1.58	$1.38	$1.09	$1.72	$1.79	$1.56	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	1,670	2,654	3,518	4,011	4,572	4,711	5,184	5,513	4,481	1,710

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	5	8	10	20	10	10	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.15	$0.97	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 56  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.81	$1.60	$1.66	$1.50	$1.22	$1.83	$1.81	$1.58	$1.46	$1.29
Accumulation unit value at end of period	$2.38	$1.81	$1.60	$1.66	$1.50	$1.22	$1.83	$1.81	$1.58	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	53	64	67	71	76	84	136	155	149	135

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.95	$0.83	$0.91	$0.82	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	29	47	687	262	187	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.37	$1.22	$0.95	$1.35	$1.25	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.75	$1.38	$1.26	$1.37	$1.22	$0.95	$1.35	$1.25	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	104	126	147	154	157	162	191	218	267	169

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	89	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.26	$1.19	$0.82	$1.72	$1.72	$1.54	$1.48	$1.35
Accumulation unit value at end of period	$1.83	$1.39	$1.20	$1.26	$1.19	$0.82	$1.72	$1.72	$1.54	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	527	686	846	939	1,003	1,083	1,102	1,192	1,292	1,057

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	60	90	110	802	758	651	—	—	—

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.71	$1.48	$1.49	$1.35	$0.98	$1.58	$1.44	$1.36	$1.32	$1.23
Accumulation unit value at end of period	$2.19	$1.71	$1.48	$1.49	$1.35	$0.98	$1.58	$1.44	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	27	33	37	45	44	53	54

MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.23	$1.87	$2.11	$1.57	$0.98	$1.64	$1.62	$1.46	$1.41	$1.34
Accumulation unit value at end of period	$3.10	$2.23	$1.87	$2.11	$1.57	$0.98	$1.64	$1.62	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	22	24	27	37	47	45	47	48	46	66

MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28	$1.17
Accumulation unit value at end of period	$1.82	$1.56	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	784	913	1,114	1,544	1,696	1,984	2,665	2,825	2,751	2,538

MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.40	$3.05	$2.90	$2.59	$1.97	$3.21	$2.55	$1.97	$1.72	$1.34
Accumulation unit value at end of period	$4.04	$3.40	$3.05	$2.90	$2.59	$1.97	$3.21	$2.55	$1.97	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	58	70	71	81	80	87	75	67	64	67

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	$0.70	$0.79	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	8	13	161	235	119	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.18	$1.10	$1.20	$0.92	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.94	$2.57	$2.46	$1.92	$1.51	$2.47	$3.02	$2.22	$1.92	$1.42
Accumulation unit value at end of period	$2.97	$2.94	$2.57	$2.46	$1.92	$1.51	$2.47	$3.02	$2.22	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	22	19	21	61	71	87	90	98	107	94

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.82	$1.75	$1.37	$1.08	$1.76	$2.16	$1.59	$1.38	$1.00
Accumulation unit value at end of period	$2.09	$2.08	$1.82	$1.75	$1.37	$1.08	$1.76	$2.16	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	43	50	112	155	143	163	169	118	146	89

Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.54	$1.37	$1.41	$1.31	$0.92	$1.71	$1.53	$1.43	$1.39	$1.32
Accumulation unit value at end of period	$1.97	$1.54	$1.37	$1.41	$1.31	$0.92	$1.71	$1.53	$1.43	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	699	1,042	1,245	1,516	1,567	1,785	1,868	2,152	1,946	1,156

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  57

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.34	$1.96	$2.17	$1.90	$1.38	$2.35	$2.24	$1.93	$1.72	$1.46
Accumulation unit value at end of period	$2.93	$2.34	$1.96	$2.17	$1.90	$1.38	$2.35	$2.24	$1.93	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	57	98	135	197	172	196	283	289	233	155

Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.48	$1.49	$1.31	$1.12	$1.33	$1.23	$1.16	$1.15	$1.07
Accumulation unit value at end of period	$1.62	$1.65	$1.48	$1.49	$1.31	$1.12	$1.33	$1.23	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,416	1,600	1,977	2,349	3,067	3,338	4,867	4,678	3,864	2,443

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.28	$1.96	$2.04	$1.68	$1.24	$2.03	$2.08	$1.84	$1.70	$1.44
Accumulation unit value at end of period	$3.16	$2.28	$1.96	$2.04	$1.68	$1.24	$2.03	$2.08	$1.84	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	132	171	188	217	222	315	337	362	338	304

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.16	$1.15	$1.03	$0.86	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	62	119	131	491	731	697	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.70	$1.41	$1.44	$1.43	$1.15	$1.40	$1.43	$1.41	$1.26	$1.19
Accumulation unit value at end of period	$2.37	$1.70	$1.41	$1.44	$1.43	$1.15	$1.40	$1.43	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	53	60	60	64	68	55	58	80	82	92

Putnam VT Growth and Income Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.37	$1.21	$0.95	$1.56	$1.68	$1.47	$1.42	$1.29
Accumulation unit value at end of period	$2.03	$1.51	$1.29	$1.37	$1.21	$0.95	$1.56	$1.68	$1.47	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	29	27	29	52	66	70	77	73	71	47

Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.69	$1.40	$1.71	$1.57	$1.28	$2.31	$2.16	$1.72	$1.55	$1.35
Accumulation unit value at end of period	$2.13	$1.69	$1.40	$1.71	$1.57	$1.28	$2.31	$2.16	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	82	114	139	196	262	259	301	317	318	349

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.58	$1.35	$1.40	$1.22	$0.92	$1.52	$1.54	$1.40	$1.35	$1.27
Accumulation unit value at end of period	$2.08	$1.58	$1.35	$1.40	$1.22	$0.92	$1.52	$1.54	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	7	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.21	$0.97	$0.75	$1.25	$1.45	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.82	$1.32	$1.14	$1.21	$0.97	$0.75	$1.25	$1.45	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	18	20	20	20	21	21	40	193	25	30

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	265	208	209	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,962	1,737	1,768	1,264	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.33	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	114	212	251	1,152	865	927	787	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	808	682	264	50	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	363	481	459	490	—	—	—	—	—	—

 58  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	473	725	707	261	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,479	3,919	4,943	6,400	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	—	64	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,374	3,271	3,747	4,134	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	458	479	448	48	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	579	1,092	1,838	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.28	$2.04	$2.16	$1.76	$1.31	$1.93	$2.06	$1.74	$1.66	$1.40
Accumulation unit value at end of period	$3.04	$2.28	$2.04	$2.16	$1.76	$1.31	$1.93	$2.06	$1.74	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	457	683	875	999	1,219	1,332	1,490	1,454	1,359	543

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.82	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	28	55	85	951	475	380	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.32	$1.10	$0.82	$1.31	$1.25	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.89	$1.41	$1.22	$1.32	$1.10	$0.82	$1.31	$1.25	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.85	$2.20	$1.78	$1.21	$2.25	$1.96	$1.45	$1.21	$1.00
Accumulation unit value at end of period	$2.69	$2.22	$1.85	$2.20	$1.78	$1.21	$2.25	$1.96	$1.45	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	354	527	623	635	811	968	849	1,051	805	292

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.36	$1.43	$1.18	$0.84	$1.41	$1.35	$1.27	$1.16	$1.00
Accumulation unit value at end of period	$2.13	$1.62	$1.36	$1.43	$1.18	$0.84	$1.41	$1.35	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	363	579	757	891	1,174	1,253	1,296	1,268	1,002	293

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.18	$1.05	$0.92	$1.32	$1.24	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.38	$1.24	$1.18	$1.05	$0.92	$1.32	$1.24	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.81	$1.61	$1.88	$1.63	$1.43	$2.48	$2.19	$1.81	$1.58	$1.35
Accumulation unit value at end of period	$2.13	$1.81	$1.61	$1.88	$1.63	$1.43	$2.48	$2.19	$1.81	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	309	419	515	641	857	811	841	921	859	545

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.09	$0.97	$0.84	$1.34	$1.32	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.05	$1.09	$0.97	$0.84	$1.34	$1.32	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	24	46	87	97	131	92	86	98	111	55

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.32	$1.95	$2.09	$1.77	$1.25	$1.75	$1.58	$1.52	$1.49	$1.41
Accumulation unit value at end of period	$3.20	$2.32	$1.95	$2.09	$1.77	$1.25	$1.75	$1.58	$1.52	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	323	471	687	871	870	983	1,178	1,308	1,211	652

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  59

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	301	352	419	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.56	$1.65	$1.32	$0.88	$1.52	$1.35	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$2.46	$1.66	$1.56	$1.65	$1.32	$0.88	$1.52	$1.35	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	136	210	261	337	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	321	434	559	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.48	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	867	1,082	1,374	1,856	341	335	439	399	303	38

 60  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	93	99	186	323	455	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.43	$0.39	$0.51	$0.44	$0.29	$0.56	$0.47	$0.44	$0.43	$0.41
Accumulation unit value at end of period	$0.52	$0.43	$0.39	$0.51	$0.44	$0.29	$0.56	$0.47	$0.44	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	654	1,044	1,151	1,540	1,666	2,150	2,661	2,693	2,798	2,773

AllianceBernstein VPS Growth and Income Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.00	$0.90	$0.76	$1.30	$1.25	$1.09	$1.05	$0.96
Accumulation unit value at end of period	$1.61	$1.21	$1.05	$1.00	$0.90	$0.76	$1.30	$1.25	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,998	2,466	3,532	4,404	5,507	7,720	9,292	10,437	11,167	11,742

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.96	$1.20	$1.17	$0.88	$1.91	$1.84	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.08	$0.96	$1.20	$1.17	$0.88	$1.91	$1.84	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,617	2,593	3,245	3,306	6,086	6,987	4,424	3,786	3,191	1,509

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (05/30/2000)
Accumulation unit value at beginning of period	$0.68	$0.60	$0.63	$0.58	$0.43	$0.72	$0.64	$0.65	$0.58	$0.54
Accumulation unit value at end of period	$0.93	$0.68	$0.60	$0.63	$0.58	$0.43	$0.72	$0.64	$0.65	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	1,342	1,657	2,336	2,898	3,653	4,232	5,262	6,164	6,450	6,937

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.38	$1.25	$1.21	$1.11	$1.14	$1.06	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.32	$1.46	$1.38	$1.25	$1.21	$1.11	$1.14	$1.06	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,616	3,052	3,792	5,128	5,129	4,748	7,641	8,897	7,886	3,481

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.24	$1.43	$1.28	$0.97	$1.79	$1.54	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.79	$1.48	$1.24	$1.43	$1.28	$0.97	$1.79	$1.54	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.13	$0.98	$1.01	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	9	9	9	11	5	1	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.06	$0.93	$0.70	$1.22	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.60	$1.19	$1.06	$1.06	$0.93	$0.70	$1.22	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	897	1,399	1,827	2,322	2,605	2,633	2,709	4,931	2,430	1,074

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.17	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	80	53	62	68	74	7	7	7	7	7

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.80	$1.24	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.04	$0.94	$0.76	$1.10	$1.10	$0.98	$0.95	$0.88
Accumulation unit value at end of period	$1.42	$1.18	$1.05	$1.04	$0.94	$0.76	$1.10	$1.10	$0.98	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	196	210	456	438	471	480	542	510	363	418

Columbia Variable Portfolio – Cash Management Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.10	$1.11	$1.13	$1.12	$1.08	$1.05	$1.03	$1.04
Accumulation unit value at end of period	$1.05	$1.07	$1.08	$1.10	$1.11	$1.13	$1.12	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,203	2,655	3,142	4,962	6,194	6,137	4,642	2,008	2,189	2,285

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.48	$1.40	$1.33	$1.24	$1.10	$1.19	$1.15	$1.11	$1.10	$1.07
Accumulation unit value at end of period	$1.43	$1.48	$1.40	$1.33	$1.24	$1.10	$1.19	$1.15	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,069	1,263	1,702	2,544	15,484	12,661	11,071	6,085	2,772	3,020

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.52	$1.32	$1.05	$1.79	$1.68	$1.42	$1.27	$1.09
Accumulation unit value at end of period	$2.01	$1.61	$1.43	$1.52	$1.32	$1.05	$1.79	$1.68	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,776	2,868	3,716	4,484	13,466	11,204	7,901	6,948	4,025	1,215

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  61

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.39	$2.01	$2.58	$2.18	$1.27	$2.78	$2.04	$1.55	$1.17	$1.00
Accumulation unit value at end of period	$2.32	$2.39	$2.01	$2.58	$2.18	$1.27	$2.78	$2.04	$1.55	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	549	727	957	956	2,446	3,101	1,980	2,202	1,977	1,018

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.54	$1.37	$0.90	$1.22	$1.22	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.92	$1.84	$1.61	$1.54	$1.37	$0.90	$1.22	$1.22	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	171	240	349	399	730	843	994	1,113	518	102

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	781	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.80	$1.59	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.80	$1.59	$1.52	$1.36	$0.97	$1.21	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	81	96	137	162	6,247	3,307	2,559	956	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.45	$1.29	$1.03	$1.75	$1.57	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.76	$1.46	$1.26	$1.45	$1.29	$1.03	$1.75	$1.57	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	2	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.06	$0.92	$0.68	$1.24	$1.22	$1.11	$1.04	$0.97
Accumulation unit value at end of period	$1.55	$1.20	$1.02	$1.06	$0.92	$0.68	$1.24	$1.22	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	18	42	63	82	430	1,333	1,032	20	21	24

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.03	$0.89	$0.73	$1.28	$1.26	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.59	$1.20	$1.07	$1.03	$0.89	$0.73	$1.28	$1.26	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,828	2,609	3,688	5,033	5,682	5,925	5,808	6,860	5,948	4,432

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	585	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,661	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.07	$0.97	$1.01	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	182	216	236	11,154	6,418	3,447	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.85	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	24	24	24	14	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.74	$1.40	$0.87	$1.59	$1.42	$1.44	$1.32	$1.23
Accumulation unit value at end of period	$2.07	$1.60	$1.46	$1.74	$1.40	$0.87	$1.59	$1.42	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	83	133	191	214	237	340	314	382	409	323

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	4	—	—	—	—	—

 62  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.01	$0.89	$0.89	$0.78	$0.63	$1.02	$0.98	$0.86	$0.84	$0.77
Accumulation unit value at end of period	$1.32	$1.01	$0.89	$0.89	$0.78	$0.63	$1.02	$0.98	$0.86	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1,670	1,846	2,318	3,025	3,531	3,765	4,619	5,376	5,706	5,760

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.16	$0.97	$0.78	$1.31	$1.34	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.31	$1.12	$1.16	$0.97	$0.78	$1.31	$1.34	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5	8	9	13	14	14	13	13	15	4

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.50	$1.20	$0.87	$1.44	$1.52	$1.38	$1.34	$1.14
Accumulation unit value at end of period	$2.31	$1.58	$1.36	$1.50	$1.20	$0.87	$1.44	$1.52	$1.38	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	79	80	92	88	118	128	163	228	270	221

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.39	$1.50	$1.20	$0.98	$1.38	$1.43	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.02	$1.53	$1.39	$1.50	$1.20	$0.98	$1.38	$1.43	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	114	107	127	131	5,780	3,144	2,053	12	23	34

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/30/2000)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.26	$1.24	$1.19	$1.24	$1.19	$1.16	$1.16	$1.16
Accumulation unit value at end of period	$1.22	$1.26	$1.26	$1.26	$1.24	$1.19	$1.24	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,528	2,031	2,386	4,529	3,958	4,033	4,040	5,626	6,160

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	6	6	3	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.27	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13	$1.00
Accumulation unit value at end of period	$1.97	$1.48	$1.26	$1.27	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	11	12	14	15	16	12	16	16	15	7

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.40	$1.10	$0.71	$1.22	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.89	$1.45	$1.27	$1.40	$1.10	$0.71	$1.22	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	263	426	554	673	865	1,063	1,074	1,698	1,140	500

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.21	$1.07	$0.89	$1.28	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.30	$1.21	$1.07	$0.89	$1.28	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	14

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.84	$0.70	$0.83	$0.77	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.02	$1.27	$1.24	$0.96	$1.56	$1.52	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.37	$1.13	$1.02	$1.27	$1.24	$0.96	$1.56	$1.52	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	15	16	16	17	17	19	19

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.10	$1.08	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	104	120	136	4,725	2,934	1,828	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.54	$1.34	$1.39	$1.21	$0.90	$1.59	$1.37	$1.25	$1.08	$0.95
Accumulation unit value at end of period	$1.99	$1.54	$1.34	$1.39	$1.21	$0.90	$1.59	$1.37	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,063	1,242	1,674	2,523	3,266	4,253	5,666	6,532	6,482	6,694

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.74	$1.52	$1.58	$1.37	$1.03	$1.81	$1.57	$1.43	$1.24	$1.09
Accumulation unit value at end of period	$2.25	$1.74	$1.52	$1.58	$1.37	$1.03	$1.81	$1.57	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,276	5,966	7,993	10,349	13,579	16,216	15,874	16,891	12,402	8,496

Fidelity® VIP Growth Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.09	$0.89	$0.71	$1.36	$1.09	$1.03	$0.99	$0.98
Accumulation unit value at end of period	$1.63	$1.21	$1.07	$1.09	$0.89	$0.71	$1.36	$1.09	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	209	280	378	469	537	618	649	652	621	634

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  63

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP High Income Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.51	$1.34	$1.31	$1.17	$0.82	$1.11	$1.10	$1.00	$0.99	$0.92
Accumulation unit value at end of period	$1.58	$1.51	$1.34	$1.31	$1.17	$0.82	$1.11	$1.10	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	506	543	679	1,283	1,180	1,238	1,665	1,766	1,620	1,946

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.26	$1.19	$1.04	$1.10	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.39	$1.33	$1.26	$1.19	$1.04	$1.10	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,434	1,589	1,934	2,455	8,744	7,003	7,240	4,639	3,064	1,283

Fidelity® VIP Mid Cap Portfolio Service Class (05/30/2000)
Accumulation unit value at beginning of period	$2.65	$2.34	$2.66	$2.09	$1.51	$2.54	$2.23	$2.00	$1.72	$1.40
Accumulation unit value at end of period	$3.55	$2.65	$2.34	$2.66	$2.09	$1.51	$2.54	$2.23	$2.00	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	711	865	1,057	1,554	1,987	2,699	3,687	4,268	4,708	4,904

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$2.16	$1.91	$2.18	$1.72	$1.24	$2.09	$1.83	$1.65	$1.42	$1.16
Accumulation unit value at end of period	$2.90	$2.16	$1.91	$2.18	$1.72	$1.24	$2.09	$1.83	$1.65	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	1,130	1,561	2,011	2,410	4,940	6,086	5,207	4,907	4,237	3,712

Fidelity® VIP Overseas Portfolio Service Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.38	$1.17	$1.43	$1.28	$1.03	$1.86	$1.61	$1.39	$1.19	$1.06
Accumulation unit value at end of period	$1.78	$1.38	$1.17	$1.43	$1.28	$1.03	$1.86	$1.61	$1.39	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	550	799	1,126	1,238	1,682	1,797	1,605	1,819	2,008	1,575

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.57	$1.25	$1.35	$1.13	$0.96	$1.69	$2.16	$1.82	$1.62	$1.25
Accumulation unit value at end of period	$1.59	$1.57	$1.25	$1.35	$1.13	$0.96	$1.69	$2.16	$1.82	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	68	97	116	157	308	368	453	304	365	332

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.39	$1.25	$0.93	$1.35	$1.31	$1.13	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.56	$1.40	$1.39	$1.25	$0.93	$1.35	$1.31	$1.13	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	179	214	318	386	395	470	567	670	614	525

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.28	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.81	$1.42	$1.28	$1.23	$1.03	$0.89	$1.24	$1.29	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	19	20	27	28	28	27	36	29	29	28

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/21/2002)
Accumulation unit value at beginning of period	$1.79	$1.53	$1.61	$1.28	$1.00	$1.51	$1.57	$1.36	$1.27	$1.04
Accumulation unit value at end of period	$2.41	$1.79	$1.53	$1.61	$1.28	$1.00	$1.51	$1.57	$1.36	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	274	376	425	607	726	830	941	948	957	791

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$0.99	$0.91	$0.97	$0.77	$0.54	$0.96	$0.87	$0.81	$0.79	$0.71
Accumulation unit value at end of period	$1.35	$0.99	$0.91	$0.97	$0.77	$0.54	$0.96	$0.87	$0.81	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	1,475	1,843	2,222	3,025	3,547	4,200	4,873	5,246	5,706	5,930

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.52	$1.38	$1.11	$1.79	$1.75	$1.50	$1.38	$1.24
Accumulation unit value at end of period	$2.11	$1.67	$1.48	$1.52	$1.38	$1.11	$1.79	$1.75	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	3,788	4,563	6,038	8,194	10,167	11,358	13,267	14,984	15,468	16,072

FTVIPT Templeton Developing Markets VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$2.49	$2.23	$2.69	$2.32	$1.36	$2.92	$2.30	$1.82	$1.45	$1.18
Accumulation unit value at end of period	$2.44	$2.49	$2.23	$2.69	$2.32	$1.36	$2.92	$2.30	$1.82	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	96	101	109	209	210	299	392	441	416	254

FTVIPT Templeton Foreign VIP Fund – Class 2 (05/30/2000)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.30	$1.22	$0.90	$1.53	$1.34	$1.12	$1.03	$0.88
Accumulation unit value at end of period	$1.62	$1.34	$1.15	$1.30	$1.22	$0.90	$1.53	$1.34	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,360	1,548	2,233	3,134	3,622	4,641	5,623	5,604	5,454	4,969

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.84	$1.88	$1.66	$1.42	$1.35	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.09	$2.08	$1.84	$1.88	$1.66	$1.42	$1.35	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	805	1,093	1,422	1,764	6,366	5,344	6,129	4,607	3,008	1,342

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.14	$1.08	$0.83	$1.46	$1.45	$1.21	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.25	$1.05	$1.14	$1.08	$0.83	$1.46	$1.45	$1.21	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	22	62	68	66	71	66	152	206	211	201

 64  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.69	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$2.22	$1.69	$1.45	$1.57	$1.27	$0.97	$1.56	$1.53	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	733	1,186	1,726	2,031	4,245	4,518	4,344	3,984	2,646	1,276

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.90	$0.80	$0.78	$0.70	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	2	2	—	—	—	—

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	512	607	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	62	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.72	$1.47	$1.52	$1.33	$1.05	$1.66	$1.72	$1.51	$1.47	$1.26
Accumulation unit value at end of period	$2.31	$1.72	$1.47	$1.52	$1.33	$1.05	$1.66	$1.72	$1.51	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	2,738	4,404	6,160	7,522	10,570	11,265	10,527	11,133	8,835	4,515

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.21	$1.07	$1.09	$1.01	$0.80	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	586	676	894	1,168	1,525	1,884	2,652	3,076	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	32	40	36	42	42	54	54	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.15	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	—	—	—	—	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.69	$1.49	$1.55	$1.40	$1.14	$1.71	$1.69	$1.48	$1.36	$1.21
Accumulation unit value at end of period	$2.22	$1.69	$1.49	$1.55	$1.40	$1.14	$1.71	$1.69	$1.48	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	119	214	223	278	372	418	526	527	452	499

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	86	107	110	8,938	2,888	1,434	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.36	$1.21	$0.95	$1.35	$1.25	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.74	$1.37	$1.26	$1.36	$1.21	$0.95	$1.35	$1.25	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	122	167	222	283	308	317	364	507	573	415

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	138	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.26	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.34	$1.02	$0.88	$0.92	$0.87	$0.60	$1.26	$1.26	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,886	2,457	3,097	3,899	4,466	4,856	4,472	4,987	5,288	4,663

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.03	$0.88	$0.95	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142	183	242	250	9,539	6,683	4,082	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$0.83	$0.73	$0.73	$0.66	$0.48	$0.78	$0.71	$0.67	$0.65	$0.60
Accumulation unit value at end of period	$1.07	$0.83	$0.73	$0.73	$0.66	$0.48	$0.78	$0.71	$0.67	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	559	570	781	924	1,260	1,524	1,985	2,171	2,407	2,642

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  65

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® New Discovery Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.31	$0.98	$0.61	$1.02	$1.01	$0.91	$0.87	$0.83
Accumulation unit value at end of period	$1.92	$1.38	$1.16	$1.31	$0.98	$0.61	$1.02	$1.01	$0.91	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	298	351	439	719	871	1,018	1,196	1,305	1,343	1,365

MFS® Total Return Series – Service Class (05/30/2000)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29	$1.17
Accumulation unit value at end of period	$1.82	$1.55	$1.42	$1.42	$1.31	$1.13	$1.47	$1.43	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	4,108	4,720	6,866	8,367	11,064	13,392	16,024	16,584	18,578	18,107

MFS® Utilities Series – Service Class (05/21/2002)
Accumulation unit value at beginning of period	$2.96	$2.65	$2.52	$2.25	$1.72	$2.80	$2.22	$1.72	$1.50	$1.17
Accumulation unit value at end of period	$3.51	$2.96	$2.65	$2.52	$2.25	$1.72	$2.80	$2.22	$1.72	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	53	66	91	127	165	164	146	164	216	242

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.70	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	44	54	53	2,024	2,226	817	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.59	$1.17	$1.09	$1.20	$0.92	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	30	30	30	18	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.68	$2.35	$2.24	$1.75	$1.38	$2.26	$2.76	$2.02	$1.75	$1.30
Accumulation unit value at end of period	$2.70	$2.68	$2.35	$2.24	$1.75	$1.38	$2.26	$2.76	$2.02	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	62	73	36	77	96	88	99	126	118	141

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.74	$1.36	$1.08	$1.76	$2.16	$1.59	$1.38	$1.00
Accumulation unit value at end of period	$2.08	$2.07	$1.82	$1.74	$1.36	$1.08	$1.76	$2.16	$1.59	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	79	91	121	156	262	281	300	187	224	147

Oppenheimer Capital Appreciation Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.08	$1.00	$0.70	$1.31	$1.17	$1.10	$1.06	$1.01
Accumulation unit value at end of period	$1.50	$1.18	$1.05	$1.08	$1.00	$0.70	$1.31	$1.17	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,793	2,527	3,179	3,861	4,059	4,501	4,333	5,328	4,631	2,949

Oppenheimer Global Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.72	$1.44	$1.60	$1.40	$1.02	$1.73	$1.65	$1.42	$1.27	$1.08
Accumulation unit value at end of period	$2.15	$1.72	$1.44	$1.60	$1.40	$1.02	$1.73	$1.65	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	247	402	544	639	892	956	1,028	1,089	1,030	732

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.65	$1.46	$1.25	$1.48	$1.37	$1.29	$1.28	$1.19
Accumulation unit value at end of period	$1.80	$1.83	$1.64	$1.65	$1.46	$1.25	$1.48	$1.37	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,307	2,630	3,290	4,350	12,135	9,859	9,662	7,421	5,961	4,666

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.77	$1.53	$1.58	$1.31	$0.97	$1.58	$1.62	$1.44	$1.33	$1.13
Accumulation unit value at end of period	$2.46	$1.77	$1.53	$1.58	$1.31	$0.97	$1.58	$1.62	$1.44	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	164	265	411	570	862	889	962	995	1,005	1,058

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.31	$1.15	$1.15	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	172	183	203	5,029	5,867	4,227	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.62	$1.34	$1.37	$1.36	$1.09	$1.34	$1.36	$1.34	$1.20	$1.14
Accumulation unit value at end of period	$2.26	$1.62	$1.34	$1.37	$1.36	$1.09	$1.34	$1.36	$1.34	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	19	21	30	48	119	129	129	131	133

Putnam VT Growth and Income Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13	$1.08	$0.99
Accumulation unit value at end of period	$1.54	$1.15	$0.98	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	431	512	589	751	894	1,007	1,194	1,394	1,667	1,729

Putnam VT International Equity Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.25	$1.04	$1.27	$1.17	$0.95	$1.72	$1.61	$1.28	$1.15	$1.01
Accumulation unit value at end of period	$1.58	$1.25	$1.04	$1.27	$1.17	$0.95	$1.72	$1.61	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	470	704	893	1,168	1,638	1,779	1,798	1,863	2,006	2,012

 66  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT International Growth Fund – Class IB Shares (05/30/2000)
Accumulation unit value at beginning of period	$0.90	$0.75	$0.93	$0.84	$0.61	$1.08	$0.97	$0.78	$0.67	$0.60
Accumulation unit value at end of period	$1.08	$0.90	$0.75	$0.93	$0.84	$0.61	$1.08	$0.97	$0.78	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	205	212	263	449	617	726	1,126	1,094	1,129	1,200

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	206	299	409	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (05/21/2002)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.09	$0.95	$0.72	$1.19	$1.20	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$1.62	$1.23	$1.06	$1.09	$0.95	$0.72	$1.19	$1.20	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11	12	19	25	40	65	63	154	154	164

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.20	$0.97	$0.75	$1.25	$1.45	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.81	$1.31	$1.13	$1.20	$0.97	$0.75	$1.25	$1.45	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	19	24	37	38	42	43	38	593	10	5

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	21	22	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,076	7,566	9,801	10,791	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	328	423	508	10,704	5,104	4,932	2,956	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	1,815	1,082	659	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,152	10,794	11,723	11,346	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,909	2,115	2,302	1,905	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,658	71,660	81,758	90,364	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	504	696	654	846	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,245	25,627	32,665	38,639	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,643	1,410	1,072	991	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,643	14,966	17,907	18,179	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  67

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/21/2002)
Accumulation unit value at beginning of period	$1.74	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.32	$1.27	$1.07
Accumulation unit value at end of period	$2.31	$1.74	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	889	1,484	1,967	2,371	3,369	3,781	3,994	3,796	3,634	1,986

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.89	$0.81	$0.86	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	116	150	158	11,693	5,197	2,876	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.32	$1.10	$0.81	$1.30	$1.25	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.89	$1.41	$1.22	$1.32	$1.10	$0.81	$1.30	$1.25	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.85	$2.19	$1.78	$1.20	$2.24	$1.96	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.67	$2.22	$1.85	$2.19	$1.78	$1.20	$2.24	$1.96	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	446	638	861	944	2,694	3,202	1,898	2,027	1,561	853

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.43	$1.17	$0.84	$1.40	$1.35	$1.27	$1.16	$1.00
Accumulation unit value at end of period	$2.12	$1.61	$1.36	$1.43	$1.17	$0.84	$1.40	$1.35	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	514	853	1,181	1,472	3,565	3,353	2,936	2,393	1,911	915

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.17	$1.05	$0.92	$1.32	$1.24	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.62	$1.37	$1.23	$1.17	$1.05	$0.92	$1.32	$1.24	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	1	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 1 (12/08/2003)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.48	$1.28	$1.12	$1.94	$1.71	$1.41	$1.23	$1.05
Accumulation unit value at end of period	$1.69	$1.42	$1.27	$1.48	$1.28	$1.12	$1.94	$1.71	$1.41	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	101	128	179	344	488	573	923	1,024	895	742

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.67	$1.45	$1.27	$2.21	$1.95	$1.61	$1.41	$1.20
Accumulation unit value at end of period	$1.89	$1.60	$1.43	$1.67	$1.45	$1.27	$2.21	$1.95	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	836	1,149	1,440	1,961	2,664	2,569	2,661	2,908	2,702	2,238

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.08	$0.96	$0.84	$1.33	$1.32	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.05	$1.08	$0.96	$0.84	$1.33	$1.32	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	14	45	70	72	640	67	69	68	71	47

Wells Fargo Advantage VT Omega Growth Fund – Class 1 (05/30/2000)
Accumulation unit value at beginning of period	$1.17	$0.98	$1.05	$0.89	$0.63	$0.87	$0.79	$0.76	$0.74	$0.70
Accumulation unit value at end of period	$1.62	$1.17	$0.98	$1.05	$0.89	$0.63	$0.87	$0.79	$0.76	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	438	497	547	971	1,109	1,307	1,971	2,418	2,770	3,115

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.18	$1.83	$1.97	$1.67	$1.18	$1.64	$1.49	$1.43	$1.40	$1.33
Accumulation unit value at end of period	$3.00	$2.18	$1.83	$1.97	$1.67	$1.18	$1.64	$1.49	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	701	1,116	1,542	2,033	2,413	2,807	3,276	3,555	3,207	2,378

Wells Fargo Advantage VT Opportunity Fund – Class 1 (08/26/2011)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.20	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	319	345	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	891	1,194	1,582	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.65	$1.55	$1.65	$1.32	$0.88	$1.51	$1.35	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$2.45	$1.65	$1.55	$1.65	$1.32	$0.88	$1.51	$1.35	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	266	416	584	789	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 1 (07/16/2010)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641	831	1,200	1,611	—	—	—	—	—	—

 68  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.12	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	595	762	1,144	1,453	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.42	$1.47	$1.41	$1.32	$1.25	$1.13	$1.12	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,859	2,435	2,959	3,891	2,042	2,000	2,881	913	249	65

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  69

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	16	17	18	13	55	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68	$0.67	$0.65
Accumulation unit value at end of period	$0.81	$0.67	$0.60	$0.79	$0.68	$0.45	$0.86	$0.73	$0.68	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	170	235	350	428	503	570	717	914	1,202	1,283

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.57	$1.35	$1.29	$1.16	$0.98	$1.68	$1.62	$1.41	$1.36	$1.24
Accumulation unit value at end of period	$2.08	$1.57	$1.35	$1.29	$1.16	$0.98	$1.68	$1.62	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	47	85	118	138	208	358	387	427	407	363

AllianceBernstein VPS Intermediate Bond Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29	$1.28	$1.25
Accumulation unit value at end of period	$1.65	$1.71	$1.64	$1.56	$1.45	$1.25	$1.35	$1.31	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	350	395	395	473	473	704	888	1,058	1,149	1,347

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.20	$1.17	$0.88	$1.91	$1.83	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.07	$0.95	$1.20	$1.17	$0.88	$1.91	$1.83	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,143	1,779	1,925	1,887	4,304	5,706	3,754	3,031	2,056	303

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (09/22/1999)
Accumulation unit value at beginning of period	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79	$0.70	$0.65
Accumulation unit value at end of period	$1.11	$0.82	$0.72	$0.75	$0.69	$0.51	$0.87	$0.77	$0.79	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	318	380	710	877	1,081	1,186	1,619	1,808	2,130	2,021

American Century VP Income & Growth, Class I (10/05/1998)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.30	$1.15	$0.99	$1.54	$1.56	$1.35	$1.31	$1.18
Accumulation unit value at end of period	$2.00	$1.50	$1.32	$1.30	$1.15	$0.99	$1.54	$1.56	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	218	282	328	364	424	555	747	962	1,390	1,530

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.37	$1.25	$1.20	$1.11	$1.14	$1.06	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.46	$1.37	$1.25	$1.20	$1.11	$1.14	$1.06	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,361	1,547	1,741	2,182	2,188	2,112	3,349	3,584	3,417	474

American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$0.87	$1.00	$0.90	$0.68	$1.26	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.04	$0.87	$1.00	$0.90	$0.68	$1.26	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.13	$0.98	$1.00	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	18	—	—	—	—

American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.00	$0.88	$0.66	$1.15	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.12	$1.00	$1.00	$0.88	$0.66	$1.15	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1,477	—	—

American Century VP Value, Class I (10/05/1998)
Accumulation unit value at beginning of period	$2.14	$1.90	$1.90	$1.70	$1.44	$1.99	$2.13	$1.82	$1.76	$1.56
Accumulation unit value at end of period	$2.78	$2.14	$1.90	$1.90	$1.70	$1.44	$1.99	$2.13	$1.82	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	193	247	283	318	373	456	588	816	1,092	1,163

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12	13	13	13	13	13	12	13	13	5

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.79	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	21	5	10	15	10	10	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98	$1.93	$1.79
Accumulation unit value at end of period	$2.87	$2.40	$2.13	$2.11	$1.90	$1.55	$2.24	$2.24	$1.98	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	600	692	777	880	1,036	1,249	1,756	2,335	3,221	4,136

 70  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26	$1.24	$1.25
Accumulation unit value at end of period	$1.26	$1.28	$1.30	$1.31	$1.33	$1.35	$1.34	$1.29	$1.26	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,750	2,860	3,784	4,615	4,417	4,753	3,976	3,923	6,630	7,059

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63	$1.62	$1.58
Accumulation unit value at end of period	$2.09	$2.17	$2.04	$1.94	$1.82	$1.61	$1.75	$1.68	$1.63	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	1,527	2,043	2,171	2,609	9,757	10,453	12,248	8,733	8,279	9,515

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46	$1.31	$1.12
Accumulation unit value at end of period	$2.06	$1.64	$1.46	$1.56	$1.36	$1.08	$1.84	$1.72	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	113	153	273	295	303	421	523	522	532	451

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.69	$1.46	$1.16	$1.98	$1.86	$1.58	$1.41	$1.21
Accumulation unit value at end of period	$2.22	$1.78	$1.58	$1.69	$1.46	$1.16	$1.98	$1.86	$1.58	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,067	1,539	1,827	2,123	9,137	8,505	6,387	5,210	2,698	1,026

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.57	$2.18	$1.27	$2.78	$2.04	$1.55	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$2.38	$2.00	$2.57	$2.18	$1.27	$2.78	$2.04	$1.55	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	323	430	490	474	1,632	2,462	1,621	1,522	1,033	198

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (08/26/1999)
Accumulation unit value at beginning of period	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19	$1.16	$1.05
Accumulation unit value at end of period	$2.04	$1.95	$1.71	$1.64	$1.46	$0.96	$1.30	$1.30	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	773	971	1,146	1,400	1,627	2,018	3,017	4,475	3,380	3,074

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.57	$1.39	$1.33	$1.19	$0.85	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.57	$1.39	$1.33	$1.19	$0.85	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	100	111	132	5,971	3,980	3,766	782	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.63	$1.45	$1.15	$1.96	$1.76	$1.44	$1.28	$1.11
Accumulation unit value at end of period	$1.96	$1.63	$1.41	$1.63	$1.45	$1.15	$1.96	$1.76	$1.44	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	279	325	467	507	570	676	832	1,048	1,332	1,736

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50	$0.47	$0.44
Accumulation unit value at end of period	$0.69	$0.54	$0.46	$0.48	$0.41	$0.31	$0.56	$0.55	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	364	444	158	198	308	1,533	1,159	411	413	471

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/21/1995)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64	$1.56	$1.50
Accumulation unit value at end of period	$2.34	$1.78	$1.58	$1.53	$1.32	$1.08	$1.89	$1.86	$1.64	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	1,652	2,086	2,533	3,074	3,447	3,843	4,871	5,898	4,590	4,708

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	968	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	114	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,406	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  71

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.07	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	232	242	272	10,019	7,564	5,188	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.73	$0.88	$0.79	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	24	26	27	27	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.73	$1.39	$0.86	$1.59	$1.41	$1.44	$1.32	$1.23
Accumulation unit value at end of period	$2.06	$1.59	$1.45	$1.73	$1.39	$0.86	$1.59	$1.41	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	666	810	906	1,009	1,184	1,418	1,722	2,222	377	159

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$0.96	$0.82	$0.91	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.70	$1.49	$1.49	$1.31	$1.06	$1.71	$1.65	$1.45	$1.41	$1.29
Accumulation unit value at end of period	$2.21	$1.70	$1.49	$1.49	$1.31	$1.06	$1.71	$1.65	$1.45	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	37	68	94	96	106	116	193	219	241	223

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$0.92	$0.95	$0.80	$0.64	$1.08	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.08	$0.92	$0.95	$0.80	$0.64	$1.08	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31	$1.27	$1.09
Accumulation unit value at end of period	$2.18	$1.49	$1.28	$1.42	$1.14	$0.83	$1.36	$1.44	$1.31	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	28	32	129	48	55	80	76	83	85	89

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.29	$1.03	$0.75	$1.24	$1.31	$1.19	$1.15	$0.99
Accumulation unit value at end of period	$1.98	$1.36	$1.17	$1.29	$1.03	$0.75	$1.24	$1.31	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	57	67	75	105	168	175	215	290	323	274

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.08	$0.87	$0.70	$0.99	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.10	$1.00	$1.08	$0.87	$0.70	$0.99	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	129	132	144	7,188	5,290	4,395	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (05/02/2000)
Accumulation unit value at beginning of period	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16	$1.16	$1.16
Accumulation unit value at end of period	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.19	$1.16	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	152	163	168	270	386	453	403	471	469	521

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.18	$1.15	$1.15	$1.16
Accumulation unit value at end of period	$1.21	$1.25	$1.25	$1.25	$1.23	$1.18	$1.23	$1.18	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	619	688	803	893	2,339	2,088	2,176	2,281	2,359	2,330

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.98	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	20	21	23	41	24	7	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.96	$0.77	$0.58	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.12	$0.95	$0.96	$0.77	$0.58	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.27	$1.40	$1.09	$0.71	$1.22	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.88	$1.44	$1.27	$1.40	$1.09	$0.71	$1.22	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	147	238	259	304	387	477	517	1,235	542	80

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (08/26/1999)
Accumulation unit value at beginning of period	$0.93	$0.84	$0.85	$0.75	$0.57	$0.88	$0.83	$0.77	$0.75	$0.72
Accumulation unit value at end of period	$1.23	$0.93	$0.84	$0.85	$0.75	$0.57	$0.88	$0.83	$0.77	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	87	91	139	139	201	254	372	374	419	461

 72  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.21	$1.06	$0.88	$1.27	$1.21	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.68	$1.41	$1.30	$1.21	$1.06	$0.88	$1.27	$1.21	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	27	30	32	58	58	58	58	58	33

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.71	$0.89	$0.87	$0.67	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.79	$0.71	$0.89	$0.87	$0.67	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.09	$1.08	$1.01	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	129	135	156	4,120	3,241	2,619	—	—	—

Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.48	$1.31	$1.38	$1.19	$0.87	$1.34	$1.25	$1.14	$1.10	$1.06
Accumulation unit value at end of period	$1.75	$1.48	$1.31	$1.38	$1.19	$0.87	$1.34	$1.25	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27	26	25	24	40	105	178	81	56	46

Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$1.94	$1.70	$1.77	$1.54	$1.15	$2.03	$1.76	$1.60	$1.39	$1.23
Accumulation unit value at end of period	$2.51	$1.94	$1.70	$1.77	$1.54	$1.15	$2.03	$1.76	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,652	2,342	2,842	3,363	5,125	8,294	9,083	10,127	5,827	3,099

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.56	$1.30	$1.35	$1.16	$0.87	$1.50	$1.43	$1.27	$1.07	$1.07
Accumulation unit value at end of period	$2.13	$1.56	$1.30	$1.35	$1.16	$0.87	$1.50	$1.43	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24	27	75	50	73	59	103	95	91	75

Fidelity® VIP Growth & Income Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99	$0.94	$0.90
Accumulation unit value at end of period	$1.53	$1.17	$1.00	$1.00	$0.88	$0.70	$1.22	$1.11	$0.99	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	295	395	489	588	702	889	1,172	1,351	1,630	1,820

Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.12	$0.99	$0.79	$1.38	$1.25	$1.12	$1.06	$1.02
Accumulation unit value at end of period	$1.71	$1.30	$1.12	$1.12	$0.99	$0.79	$1.38	$1.25	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	46	67	67	155	294	312	299

Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.06	$0.87	$0.69	$1.32	$1.06	$1.01	$0.97	$0.95
Accumulation unit value at end of period	$1.58	$1.18	$1.04	$1.06	$0.87	$0.69	$1.32	$1.06	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	111	144	158	187	260	292	726	815	744	882

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.64	$1.46	$1.03	$1.40	$1.38	$1.26	$1.25	$1.16
Accumulation unit value at end of period	$1.96	$1.88	$1.67	$1.64	$1.46	$1.03	$1.40	$1.38	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	47	52	73	89	126	167	212	221	208	190

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.29	$1.22	$1.15	$1.01	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.35	$1.29	$1.22	$1.15	$1.01	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	206	216	257	5,166	4,823	4,731	150	—	—

Fidelity® VIP Mid Cap Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72	$2.33	$1.90
Accumulation unit value at end of period	$4.80	$3.58	$3.16	$3.59	$2.83	$2.05	$3.44	$3.02	$2.72	$2.33
Number of accumulation units outstanding at end of period (000 omitted)	282	331	423	509	594	687	1,049	1,401	1,747	1,964

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.40	$2.12	$2.41	$1.90	$1.38	$2.32	$2.04	$1.84	$1.58	$1.29
Accumulation unit value at end of period	$3.21	$2.40	$2.12	$2.41	$1.90	$1.38	$2.32	$2.04	$1.84	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	449	629	812	1,103	2,608	3,630	3,308	3,045	2,336	1,901

Fidelity® VIP Overseas Portfolio Service Class (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11	$0.95	$0.85
Accumulation unit value at end of period	$1.43	$1.12	$0.94	$1.15	$1.03	$0.83	$1.49	$1.29	$1.11	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	87	136	139	162	197	237	372	482	465	499

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  73

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.90	$1.60	$1.96	$1.77	$1.42	$2.57	$2.22	$1.91	$1.63	$1.46
Accumulation unit value at end of period	$2.44	$1.90	$1.60	$1.96	$1.77	$1.42	$2.57	$2.22	$1.91	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	288	481	600	625	855	968	947	1,091	906	193

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61	$2.34	$1.80
Accumulation unit value at end of period	$2.28	$2.26	$1.80	$1.93	$1.62	$1.38	$2.43	$3.11	$2.61	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	187	211	253	310	433	475	605	706	734	760

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.95	$1.75	$1.74	$1.56	$1.17	$1.69	$1.65	$1.41	$1.41	$1.26
Accumulation unit value at end of period	$2.19	$1.95	$1.75	$1.74	$1.56	$1.17	$1.69	$1.65	$1.41	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	354	439	520	611	767	778	1,317	1,595	1,286	1,054

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.02	$0.86	$0.74	$1.03	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.17	$1.06	$1.02	$0.86	$0.74	$1.03	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	5	6	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.96	$1.68	$1.77	$1.40	$1.10	$1.66	$1.73	$1.50	$1.40	$1.14
Accumulation unit value at end of period	$2.63	$1.96	$1.68	$1.77	$1.40	$1.10	$1.66	$1.73	$1.50	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	90	113	131	165	253	474	771	847	873	749

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.67	$0.61	$0.65	$0.52	$0.36	$0.64	$0.59	$0.55	$0.53	$0.48
Accumulation unit value at end of period	$0.91	$0.67	$0.61	$0.65	$0.52	$0.36	$0.64	$0.59	$0.55	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	396	477	750	957	898	1,034	1,786	2,054	2,089	2,279

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (09/22/1999)
Accumulation unit value at beginning of period	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60	$1.47	$1.32
Accumulation unit value at end of period	$2.24	$1.77	$1.57	$1.61	$1.47	$1.18	$1.91	$1.87	$1.60	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,777	2,135	2,449	3,186	4,141	5,501	9,245	10,913	11,340	11,643

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39	$1.28	$1.09
Accumulation unit value at end of period	$2.00	$1.65	$1.42	$1.61	$1.50	$1.11	$1.89	$1.66	$1.39	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	286	330	396	517	595	936	1,425	1,562	1,549	1,200

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.83	$1.87	$1.66	$1.42	$1.35	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.08	$2.07	$1.83	$1.87	$1.66	$1.42	$1.35	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	477	621	705	821	4,488	4,555	5,432	3,551	1,290	196

FTVIPT Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.87	$0.82	$0.63	$1.11	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.23	$0.95	$0.80	$0.87	$0.82	$0.63	$1.11	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	44	48	51	52	59	18	6	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (10/04/1999)
Accumulation unit value at beginning of period	$2.90	$2.48	$2.69	$2.18	$1.66	$2.68	$2.63	$2.30	$2.06	$1.66
Accumulation unit value at end of period	$3.80	$2.90	$2.48	$2.69	$2.18	$1.66	$2.68	$2.63	$2.30	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	408	579	677	832	1,840	2,222	2,403	2,113	1,230	591

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88	$0.87	$0.81
Accumulation unit value at end of period	$1.38	$1.06	$0.90	$0.93	$0.86	$0.59	$1.02	$0.94	$0.88	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	55	59	61	105	118	125	212	341	426	462

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12	$1.00	$0.89
Accumulation unit value at end of period	$1.30	$1.06	$0.89	$1.06	$0.97	$0.77	$1.44	$1.35	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	37	40	80	83	135	191	137

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02	$0.97	$0.85
Accumulation unit value at end of period	$1.43	$1.05	$0.93	$0.91	$0.82	$0.68	$1.10	$1.13	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	138	160	244	348	522	746	1,109	1,487	1,581	1,430

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	457	—	—	—	—	—	—	—	—

 74  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	88	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.71	$1.46	$1.51	$1.33	$1.05	$1.66	$1.72	$1.50	$1.46	$1.26
Accumulation unit value at end of period	$2.29	$1.71	$1.46	$1.51	$1.33	$1.05	$1.66	$1.72	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,078	1,794	2,208	2,626	5,001	6,104	5,949	6,248	3,864	1,094

Invesco V.I. Core Equity Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26	$1.21	$1.13
Accumulation unit value at end of period	$2.05	$1.61	$1.43	$1.45	$1.34	$1.06	$1.54	$1.45	$1.26	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,856	2,171	2,494	2,967	3,385	4,142	5,535	7,315	3,274	4,188

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	5	5	10	39	6	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	14	—	—	—	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.54	$1.39	$1.14	$1.70	$1.69	$1.47	$1.36	$1.21
Accumulation unit value at end of period	$2.21	$1.68	$1.49	$1.54	$1.39	$1.14	$1.70	$1.69	$1.47	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	62	74	118	154	170	180	435	454	439	458

Invesco V.I. International Growth Fund, Series I Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.91	$1.68	$1.82	$1.64	$1.23	$2.09	$1.85	$1.46	$1.26	$1.03
Accumulation unit value at end of period	$2.24	$1.91	$1.68	$1.82	$1.64	$1.23	$2.09	$1.85	$1.46	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	459	522	595	675	773	836	1,067	1,395	1,766	2,223

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	177	186	197	8,059	3,477	2,234	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.13	$1.01	$0.79	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.14	$1.05	$1.13	$1.01	$0.79	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	153	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	58	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.15	$1.09	$0.75	$1.58	$1.58	$1.42	$1.37	$1.25
Accumulation unit value at end of period	$1.67	$1.27	$1.10	$1.15	$1.09	$0.75	$1.58	$1.58	$1.42	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	144	166	211	315	410	507	677	773	870	898

Janus Aspen Series Balanced Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$2.66	$2.38	$2.37	$2.22	$1.79	$2.15	$1.98	$1.81	$1.70	$1.59
Accumulation unit value at end of period	$3.15	$2.66	$2.38	$2.37	$2.22	$1.79	$2.15	$1.98	$1.81	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	782	916	1,023	1,253	1,456	1,819	2,498	3,777	5,177	6,202

Janus Aspen Series Enterprise Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52	$0.47	$0.39
Accumulation unit value at end of period	$0.98	$0.76	$0.66	$0.68	$0.55	$0.38	$0.69	$0.58	$0.52	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	270	318	356	418	516	647	914	1,189	1,293	1,661

Janus Aspen Series Global Research Portfolio: Institutional Shares (10/30/1997)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.39	$1.22	$0.90	$1.64	$1.52	$1.30	$1.25	$1.21
Accumulation unit value at end of period	$1.77	$1.40	$1.18	$1.39	$1.22	$0.90	$1.64	$1.52	$1.30	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	502	622	644	732	841	962	1,308	1,907	2,653	3,304

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  75

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Global Technology Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39	$0.35	$0.35
Accumulation unit value at end of period	$0.73	$0.55	$0.47	$0.52	$0.42	$0.27	$0.49	$0.41	$0.39	$0.35
Number of accumulation units outstanding at end of period (000 omitted)	60	79	179	240	270	246	411	658	843	717

Janus Aspen Series Janus Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60	$0.58	$0.57
Accumulation unit value at end of period	$0.93	$0.72	$0.62	$0.66	$0.59	$0.44	$0.74	$0.65	$0.60	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	478	694	869	962	12,886	12,008	9,966	1,523	1,775	1,862

Janus Aspen Series Overseas Portfolio: Service Shares (05/02/2000)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89	$0.68	$0.58
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.66	$1.35	$0.76	$1.62	$1.29	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	209	242	283	339	397	530	721	1,086	1,039	951

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$1.67	$1.44	$1.48	$1.33	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.24	$1.67	$1.44	$1.48	$1.33	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	114	168	188	204	—	—	—	—	—

Lazard Retirement International Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99	$0.91	$0.80
Accumulation unit value at end of period	$1.33	$1.12	$0.93	$1.02	$0.97	$0.81	$1.30	$1.19	$0.99	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	31	42	63	160	148	157	147

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03	$1.01	$0.92
Accumulation unit value at end of period	$1.48	$1.17	$1.04	$1.04	$0.93	$0.74	$1.17	$1.19	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	9	14	14	94	97	104	127

LVIP Baron Growth Opportunities Fund – Service Class (09/22/1999)
Accumulation unit value at beginning of period	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73	$1.70	$1.37
Accumulation unit value at end of period	$3.39	$2.46	$2.11	$2.05	$1.65	$1.21	$2.01	$1.97	$1.73	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	184	178	185	196	204	222	288	374	441	480

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.69	$1.47	$1.48	$1.34	$0.98	$1.57	$1.44	$1.36	$1.32	$1.23
Accumulation unit value at end of period	$2.17	$1.69	$1.47	$1.48	$1.34	$0.98	$1.57	$1.44	$1.36	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	37	39	41	53	67	68	85	85	145	214

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.15	$0.97	$1.01	$0.92	$0.74	$1.12	$1.03	$0.92	$0.87	$0.79
Accumulation unit value at end of period	$1.49	$1.15	$0.97	$1.01	$0.92	$0.74	$1.12	$1.03	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	84	94	108	173	195	262	527	652	657	588

MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.20	$1.10	$0.88	$1.33	$1.23	$1.11	$1.05	$0.96
Accumulation unit value at end of period	$1.75	$1.35	$1.15	$1.20	$1.10	$0.88	$1.33	$1.23	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	111	111	111	112	112	167	176	200	184	189

MFS® New Discovery Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29	$1.24	$1.18
Accumulation unit value at end of period	$2.77	$1.99	$1.66	$1.88	$1.40	$0.87	$1.45	$1.44	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	284	324	374	436	512	578	690	956	994	1,044

MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.51	$1.13	$0.70	$1.18	$1.17	$1.05	$1.01	$0.97
Accumulation unit value at end of period	$2.21	$1.59	$1.33	$1.51	$1.13	$0.70	$1.18	$1.17	$1.05	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7	27	36	72	75	113	149	175	203	227

MFS® Research Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94	$0.88	$0.77
Accumulation unit value at end of period	$1.57	$1.20	$1.04	$1.06	$0.93	$0.72	$1.14	$1.02	$0.94	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	243	230	320	388	445	586	680	888	1,120	1,634

MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.27	$1.18	$1.02	$1.33	$1.29	$1.17	$1.16	$1.06
Accumulation unit value at end of period	$1.63	$1.40	$1.28	$1.27	$1.18	$1.02	$1.33	$1.29	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	604	700	881	1,125	1,365	2,120	3,307	3,207	3,304	3,221

MFS® Utilities Series – Initial Class (09/22/1999)
Accumulation unit value at beginning of period	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43	$1.24	$0.97
Accumulation unit value at end of period	$2.97	$2.50	$2.23	$2.12	$1.89	$1.44	$2.34	$1.85	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	577	652	680	798	879	996	1,393	1,751	1,748	1,935

 76  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.87	$2.57	$2.45	$2.19	$1.67	$2.72	$2.16	$1.67	$1.46	$1.14
Accumulation unit value at end of period	$3.40	$2.87	$2.57	$2.45	$2.19	$1.67	$2.72	$2.16	$1.67	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	36	42	74	96	100	106	163	161	159	55

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	42	28	30	1,824	2,687	1,243	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.67	$2.33	$2.24	$1.74	$1.38	$2.25	$2.75	$2.02	$1.75	$1.30
Accumulation unit value at end of period	$2.68	$2.67	$2.33	$2.24	$1.74	$1.38	$2.25	$2.75	$2.02	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	29	30	41	47	66	99	111	141	136	149

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.18	$1.03	$0.99	$0.78	$0.61	$1.00	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	—	—

Oppenheimer Capital Appreciation Fund/VA (10/30/1997)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.48	$1.37	$0.96	$1.79	$1.59	$1.50	$1.44	$1.37
Accumulation unit value at end of period	$2.08	$1.63	$1.44	$1.48	$1.37	$0.96	$1.79	$1.59	$1.50	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	433	537	629	785	878	1,062	1,515	2,159	2,982	3,602

Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.32	$1.23	$0.86	$1.61	$1.44	$1.35	$1.31	$1.25
Accumulation unit value at end of period	$1.84	$1.44	$1.29	$1.32	$1.23	$0.86	$1.61	$1.44	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	44	45	56	78	93	180	289	319	300	302

Oppenheimer Global Fund/VA (08/26/1999)
Accumulation unit value at beginning of period	$2.27	$1.89	$2.09	$1.83	$1.33	$2.25	$2.15	$1.85	$1.64	$1.40
Accumulation unit value at end of period	$2.84	$2.27	$1.89	$2.09	$1.83	$1.33	$2.25	$2.15	$1.85	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	14	14	16	17	43	63	101	162	166	219

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.72	$1.45	$1.60	$1.40	$1.02	$1.74	$1.66	$1.43	$1.28	$1.09
Accumulation unit value at end of period	$2.16	$1.72	$1.45	$1.60	$1.40	$1.02	$1.74	$1.66	$1.43	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	196	233	296	371	429	566	864	940	833	690

Oppenheimer Global Strategic Income Fund/VA (08/26/1999)
Accumulation unit value at beginning of period	$2.08	$1.86	$1.87	$1.65	$1.41	$1.66	$1.54	$1.45	$1.43	$1.34
Accumulation unit value at end of period	$2.05	$2.08	$1.86	$1.87	$1.65	$1.41	$1.66	$1.54	$1.45	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	91	100	10	10	47	120	186	269	276	275

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.81	$1.63	$1.64	$1.45	$1.24	$1.47	$1.36	$1.29	$1.27	$1.19
Accumulation unit value at end of period	$1.78	$1.81	$1.63	$1.64	$1.45	$1.24	$1.47	$1.36	$1.29	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,478	1,875	2,158	2,738	9,304	8,701	9,868	6,464	4,642	2,922

Oppenheimer Main Street Fund®/VA (08/26/1999)
Accumulation unit value at beginning of period	$1.16	$1.01	$1.02	$0.89	$0.70	$1.16	$1.13	$0.99	$0.95	$0.88
Accumulation unit value at end of period	$1.51	$1.16	$1.01	$1.02	$0.89	$0.70	$1.16	$1.13	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	58	64	70	73	144	195	285	404	449	560

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$2.12	$1.82	$1.90	$1.56	$1.16	$1.89	$1.95	$1.72	$1.59	$1.35
Accumulation unit value at end of period	$2.94	$2.12	$1.82	$1.90	$1.56	$1.16	$1.89	$1.95	$1.72	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	71	63	91	140	191	210	307	330	355	322

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	134	145	167	4,498	6,698	6,219	—	—	—

Putnam VT Diversified Income Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$2.32	$2.10	$2.20	$1.97	$1.29	$1.90	$1.85	$1.76	$1.73	$1.60
Accumulation unit value at end of period	$2.47	$2.32	$2.10	$2.20	$1.97	$1.29	$1.90	$1.85	$1.76	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	437	481	509	600	688	832	1,101	1,459	2,144	2,899

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  77

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Diversified Income Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$1.79	$1.63	$1.71	$1.54	$1.00	$1.47	$1.43	$1.37	$1.34	$1.25
Accumulation unit value at end of period	$1.91	$1.79	$1.63	$1.71	$1.54	$1.00	$1.47	$1.43	$1.37	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	291	308	350	397	498	646	999	1,382	1,973	2,283

Putnam VT Global Equity Fund – Class IA Shares (06/10/1997)
Accumulation unit value at beginning of period	$1.31	$1.10	$1.17	$1.08	$0.84	$1.56	$1.44	$1.18	$1.10	$0.98
Accumulation unit value at end of period	$1.71	$1.31	$1.10	$1.17	$1.08	$0.84	$1.56	$1.44	$1.18	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	275	311	322	354	384	422	572	786	1,148	1,504

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.38	$1.15	$1.18	$1.16	$0.94	$1.14	$1.17	$1.15	$1.03	$0.98
Accumulation unit value at end of period	$1.93	$1.38	$1.15	$1.18	$1.16	$0.94	$1.14	$1.17	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	49	48	71	94	120	136	185	196	167	147

Putnam VT Growth and Income Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$2.53	$2.15	$2.28	$2.01	$1.57	$2.59	$2.79	$2.43	$2.34	$2.13
Accumulation unit value at end of period	$3.39	$2.53	$2.15	$2.28	$2.01	$1.57	$2.59	$2.79	$2.43	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	1,030	1,079	1,139	1,270	1,361	1,504	1,940	2,471	3,345	4,457

Putnam VT Growth and Income Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32	$1.28	$1.16
Accumulation unit value at end of period	$1.81	$1.35	$1.15	$1.22	$1.09	$0.85	$1.40	$1.51	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	599	708	812	1,063	1,414	1,861	2,565	3,460	4,185	4,645

Putnam VT High Yield Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$2.74	$2.39	$2.38	$2.11	$1.42	$1.95	$1.91	$1.75	$1.72	$1.57
Accumulation unit value at end of period	$2.92	$2.74	$2.39	$2.38	$2.11	$1.42	$1.95	$1.91	$1.75	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	189	200	217	245	305	394	499	651	870	1,300

Putnam VT High Yield Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$2.02	$1.77	$1.76	$1.57	$1.06	$1.45	$1.43	$1.31	$1.29	$1.19
Accumulation unit value at end of period	$2.15	$2.02	$1.77	$1.76	$1.57	$1.06	$1.45	$1.43	$1.31	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	125	139	176	203	255	379	517	677	974	1,139

Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.60	$1.46	$1.41	$1.30	$0.90	$1.20	$1.16	$1.12	$1.11	$1.08
Accumulation unit value at end of period	$1.60	$1.60	$1.46	$1.41	$1.30	$0.90	$1.20	$1.16	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	17	126	77	45	45

Putnam VT International Equity Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21	$1.10	$0.96
Accumulation unit value at end of period	$1.50	$1.19	$0.99	$1.20	$1.11	$0.90	$1.63	$1.53	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	636	714	947	1,199	1,363	1,487	1,885	2,110	2,185	2,258

Putnam VT International Growth Fund – Class IB Shares (09/22/1999)
Accumulation unit value at beginning of period	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95	$0.81	$0.73
Accumulation unit value at end of period	$1.32	$1.09	$0.91	$1.13	$1.02	$0.75	$1.32	$1.18	$0.95	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	41	53	86	115	163	210	274	347	461	485

Putnam VT International Value Fund – Class IB Shares (08/26/1999)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.21	$1.15	$0.92	$1.73	$1.64	$1.31	$1.16	$0.97
Accumulation unit value at end of period	$1.49	$1.23	$1.03	$1.21	$1.15	$0.92	$1.73	$1.64	$1.31	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	4	4	4	4	4	8	8	7

Putnam VT Multi-Cap Growth Fund – Class IA Shares (02/21/1995)
Accumulation unit value at beginning of period	$2.29	$1.99	$2.12	$1.79	$1.37	$2.27	$2.17	$2.02	$1.86	$1.70
Accumulation unit value at end of period	$3.09	$2.29	$1.99	$2.12	$1.79	$1.37	$2.27	$2.17	$2.02	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	691	735	789	836	940	1,071	1,280	1,595	2,187	2,928

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.64	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	210	256	347	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.39	$1.21	$0.92	$1.52	$1.53	$1.39	$1.35	$1.27
Accumulation unit value at end of period	$2.05	$1.56	$1.34	$1.39	$1.21	$0.92	$1.52	$1.53	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	3	3	3

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.20	$0.97	$0.74	$1.25	$1.45	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.80	$1.31	$1.13	$1.20	$0.97	$0.74	$1.25	$1.45	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	13	14	14	54	946	27	4

 78  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Voyager Fund – Class IA Shares (06/10/1997)
Accumulation unit value at beginning of period	$1.63	$1.44	$1.78	$1.49	$0.92	$1.47	$1.41	$1.36	$1.30	$1.25
Accumulation unit value at end of period	$2.31	$1.63	$1.44	$1.78	$1.49	$0.92	$1.47	$1.41	$1.36	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	149	165	172	186	201	219	287	412	604	747

Putnam VT Voyager Fund – Class IB Shares (10/05/1998)
Accumulation unit value at beginning of period	$1.53	$1.36	$1.67	$1.41	$0.87	$1.40	$1.35	$1.30	$1.24	$1.20
Accumulation unit value at end of period	$2.17	$1.53	$1.36	$1.67	$1.41	$0.87	$1.40	$1.35	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	409	526	582	686	831	1,004	1,304	1,946	2,658	3,108

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68	$2.44	$2.17
Accumulation unit value at end of period	$4.03	$3.37	$3.18	$3.67	$2.86	$1.84	$3.28	$3.20	$2.68	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	93	101	105	138	151	204	286	398	446	505

Royce Capital Fund – Small-Cap Portfolio, Investment Class (09/22/1999)
Accumulation unit value at beginning of period	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57	$2.40	$1.95
Accumulation unit value at end of period	$4.51	$3.40	$3.06	$3.21	$2.70	$2.03	$2.82	$2.92	$2.57	$2.40
Number of accumulation units outstanding at end of period (000 omitted)	109	129	150	179	214	239	356	450	576	658

Third Avenue Value Portfolio (05/02/2000)
Accumulation unit value at beginning of period	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39	$2.11	$1.79
Accumulation unit value at end of period	$2.62	$2.23	$1.78	$2.29	$2.04	$1.42	$2.56	$2.72	$2.39	$2.11
Number of accumulation units outstanding at end of period (000 omitted)	75	83	90	90	129	203	332	481	577	705

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	125	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,153	8,592	9,333	9,511	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	222	239	288	8,475	4,590	5,249	4,355	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,193	2,209	1,227	125	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,467	8,658	8,368	9,048	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,534	1,386	1,658	1,229	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,569	57,190	59,483	64,190	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	353	650	227	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,715	27,057	32,058	35,114	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,104	1,068	1,084	860	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  79

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,991	9,559	9,729	10,627	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.33	$1.27	$1.07
Accumulation unit value at end of period	$2.30	$1.73	$1.55	$1.64	$1.34	$0.99	$1.47	$1.57	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	577	973	1,139	1,364	1,800	2,045	2,297	2,129	2,323	692

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.89	$0.81	$0.85	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	205	218	243	10,555	6,225	4,468	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.32	$1.09	$0.81	$1.30	$1.25	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.40	$1.21	$1.32	$1.09	$0.81	$1.30	$1.25	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (09/22/1999)
Accumulation unit value at beginning of period	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60	$1.34	$1.04
Accumulation unit value at end of period	$2.96	$2.45	$2.04	$2.43	$1.97	$1.33	$2.49	$2.17	$1.60	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	163	183	199	215	1,491	2,249	1,387	742	484	439

Wanger USA (09/22/1999)
Accumulation unit value at beginning of period	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70	$1.55	$1.33
Accumulation unit value at end of period	$2.83	$2.15	$1.81	$1.91	$1.57	$1.12	$1.88	$1.81	$1.70	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	340	541	659	787	2,050	2,146	1,967	1,384	1,171	455

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.09	$0.98	$0.86	$1.23	$1.15	$1.04	$1.01	$0.94
Accumulation unit value at end of period	$1.50	$1.27	$1.14	$1.09	$0.98	$0.86	$1.23	$1.15	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	614	669	648	844	989	1,141	1,532	1,765	1,736	1,457

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.59	$1.43	$1.66	$1.44	$1.27	$2.20	$1.95	$1.61	$1.41	$1.20
Accumulation unit value at end of period	$1.88	$1.59	$1.43	$1.66	$1.44	$1.27	$2.20	$1.95	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	178	197	277	324	434	491	679	717	623	663

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.29	$1.10	$1.14	$1.01	$0.88	$1.41	$1.39	$1.19	$1.14	$1.04
Accumulation unit value at end of period	$1.66	$1.29	$1.10	$1.14	$1.01	$0.88	$1.41	$1.39	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	502	797	995	1,173	1,566	1,247	1,750	1,970	2,186	1,526

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.17	$1.82	$1.96	$1.66	$1.17	$1.64	$1.49	$1.43	$1.40	$1.33
Accumulation unit value at end of period	$2.99	$2.17	$1.82	$1.96	$1.66	$1.17	$1.64	$1.49	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	971	1,453	1,779	2,121	276	333	464	531	573	580

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.54	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	356	501	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.62	$0.58	$0.62	$0.49	$0.33	$0.57	$0.50	$0.42	$0.40	$0.35
Accumulation unit value at end of period	$0.91	$0.62	$0.58	$0.62	$0.49	$0.33	$0.57	$0.50	$0.42	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	459	490	627	785	586	966	992	1,281	1,363	1,351

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	390	435	532	655	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.86	$1.78	$1.67	$1.58	$1.43	$1.42	$1.35	$1.32	$1.31	$1.28
Accumulation unit value at end of period	$1.79	$1.86	$1.78	$1.67	$1.58	$1.43	$1.42	$1.35	$1.32	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	1,315	1,602	1,785	2,234	2,406	2,685	3,965	5,543	2,193	622

 80  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.10	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.10	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	16	16	40	43	67	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.03	$0.92	$1.22	$1.05	$0.69	$1.34	$1.13	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	47	90	114	144	126	108	110	112	113	114

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21	$1.18	$1.07
Accumulation unit value at end of period	$1.79	$1.35	$1.17	$1.11	$1.00	$0.85	$1.45	$1.40	$1.21	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	95	159	183	201	201	210	226	247	256	243

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38	$1.20	$1.00
Accumulation unit value at end of period	$1.29	$1.07	$0.95	$1.19	$1.16	$0.88	$1.91	$1.83	$1.38	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	918	1,503	1,866	1,831	6,541	7,308	4,293	2,708	1,766	209

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.12	$1.18	$1.09	$0.81	$1.36	$1.21	$1.24	$1.09	$1.02
Accumulation unit value at end of period	$1.74	$1.29	$1.12	$1.18	$1.09	$0.81	$1.36	$1.21	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	81	83	86	103	102	107	82	91	92	59

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.31	$1.45	$1.37	$1.24	$1.20	$1.10	$1.14	$1.06	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,080	1,265	1,696	2,227	2,371	2,313	3,777	4,080	3,512	509

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.77	$1.47	$1.23	$1.42	$1.28	$0.97	$1.78	$1.54	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	8	10	10	25	25	20	7	7

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.12	$0.98	$1.00	$0.86	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	53	53	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.59	$1.18	$1.05	$1.06	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	964	1,629	2,157	2,614	2,924	3,189	3,364	7,580	3,015	376

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.16	$1.17	$1.05	$0.89	$1.23	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26	28	29	34	33	2	1	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.05	$1.05	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	53	55	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.05	$1.06	$1.08	$1.07	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,253	1,361	1,536	2,911	5,788	1,365	513	401	106	18

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04	$1.01
Accumulation unit value at end of period	$1.33	$1.39	$1.31	$1.24	$1.17	$1.03	$1.12	$1.08	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,128	1,322	2,221	22,157	16,780	14,001	8,025	1,298	1,598

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57	$1.41	$1.21
Accumulation unit value at end of period	$2.20	$1.76	$1.57	$1.68	$1.46	$1.16	$1.98	$1.86	$1.57	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	1,292	2,074	2,844	3,253	15,601	12,449	8,833	6,769	3,606	1,251

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.29	$2.37	$1.99	$2.56	$2.17	$1.27	$2.77	$2.04	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	407	542	716	670	2,782	3,582	2,132	1,922	1,178	160

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  81

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16	$1.13	$1.03
Accumulation unit value at end of period	$1.98	$1.90	$1.66	$1.60	$1.42	$0.94	$1.27	$1.27	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	365	671	583	678	755	746	910	1,056	970	715

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	570	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.78	$1.58	$1.51	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	133	166	215	256	9,864	5,119	4,197	1,896	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.74	$1.45	$1.25	$1.44	$1.29	$1.02	$1.74	$1.57	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	4	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20	$1.12	$1.05
Accumulation unit value at end of period	$1.65	$1.29	$1.09	$1.14	$0.99	$0.73	$1.33	$1.31	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	4	72	55	4	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68	$0.65
Accumulation unit value at end of period	$1.02	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1,522	2,453	2,709	3,592	4,017	4,256	4,540	5,152	3,969	2,410

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,219	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	948	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,561	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	429	512	577	20,058	11,908	7,074	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.73	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	20	20	20	20	25	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19	$1.10	$1.02
Accumulation unit value at end of period	$1.70	$1.32	$1.20	$1.43	$1.15	$0.72	$1.32	$1.17	$1.19	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7	44	59	40	41	31	32	32	29	29

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.82	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	41	44	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15	$1.06
Accumulation unit value at end of period	$1.79	$1.38	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	345	352	366	375	327	259	266	256	250	302

 82  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.30	$1.12	$1.15	$0.97	$0.78	$1.31	$1.33	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	5	9	9	17	17	9	4	4

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.35	$1.16	$1.29	$1.03	$0.75	$1.23	$1.31	$1.19	$1.15	$0.98
Accumulation unit value at end of period	$1.97	$1.35	$1.16	$1.29	$1.03	$0.75	$1.23	$1.31	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	94	221	272	315	366	398	483	537	817	840

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$2.00	$1.51	$1.38	$1.49	$1.20	$0.97	$1.37	$1.43	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	115	179	218	239	10,188	6,327	4,714	4	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15	$1.15	$1.15
Accumulation unit value at end of period	$1.19	$1.24	$1.23	$1.23	$1.22	$1.17	$1.22	$1.17	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	560	681	944	1,141	3,618	1,927	1,780	2,023	2,009	2,283

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.72	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	25	26	24	22	1	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13	$1.00
Accumulation unit value at end of period	$1.95	$1.47	$1.25	$1.26	$1.01	$0.76	$1.29	$1.29	$1.22	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	11	11	13	15	17	10

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.87	$1.44	$1.26	$1.39	$1.09	$0.70	$1.22	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	198	331	415	473	599	748	769	1,668	735	99

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64	$0.63	$0.60
Accumulation unit value at end of period	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	143	201	302	374	381	466	587	674	879	1,127

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.67	$1.40	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	14	14	14	14	14	13

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.83	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	82	84	59	57	26	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.12	$1.01	$1.27	$1.23	$0.96	$1.55	$1.52	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	8	8	4	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	323	348	447	7,675	4,506	3,095	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36	$1.18	$1.04
Accumulation unit value at end of period	$2.12	$1.64	$1.43	$1.50	$1.30	$0.97	$1.72	$1.49	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,260	3,270	4,207	5,203	8,488	13,235	12,095	12,306	6,320	2,509

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.55	$1.29	$1.35	$1.16	$0.87	$1.50	$1.42	$1.27	$1.07	$1.07
Accumulation unit value at end of period	$2.12	$1.55	$1.29	$1.35	$1.16	$0.87	$1.50	$1.42	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	78	73	183	196	322	236	280	337	322	342

Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08	$1.04	$1.03
Accumulation unit value at end of period	$1.69	$1.26	$1.12	$1.14	$0.93	$0.74	$1.42	$1.14	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	172	274	277	297	307	324	356	370	352	303

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  83

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.63	$1.45	$1.03	$1.39	$1.38	$1.26	$1.25	$1.16
Accumulation unit value at end of period	$1.95	$1.87	$1.66	$1.63	$1.45	$1.03	$1.39	$1.38	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	75	115	112	121	119	186	268	275	291	375

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.38	$1.32	$1.25	$1.18	$1.04	$1.09	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,483	1,880	2,375	11,682	8,946	9,111	3,611	3,067	321

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83	$1.58	$1.28
Accumulation unit value at end of period	$3.19	$2.38	$2.11	$2.40	$1.89	$1.38	$2.31	$2.03	$1.83	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	612	939	1,297	1,658	4,341	5,011	3,849	3,086	2,479	2,101

Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41	$1.21	$1.08
Accumulation unit value at end of period	$1.79	$1.40	$1.18	$1.44	$1.30	$1.04	$1.89	$1.64	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	290	355	466	480	518	572	558	841	705	311

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.11	$1.68	$1.81	$1.52	$1.29	$2.28	$2.92	$2.46	$2.20	$1.69
Accumulation unit value at end of period	$2.13	$2.11	$1.68	$1.81	$1.52	$1.29	$2.28	$2.92	$2.46	$2.20
Number of accumulation units outstanding at end of period (000 omitted)	112	197	235	328	359	370	423	464	615	690

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41	$1.41	$1.25
Accumulation unit value at end of period	$2.17	$1.94	$1.74	$1.73	$1.56	$1.16	$1.68	$1.64	$1.41	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	919	1,250	1,647	1,877	2,165	2,664	3,166	3,383	3,865	4,021

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.80	$1.41	$1.27	$1.22	$1.03	$0.89	$1.23	$1.29	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	12	11	13	13	22	23	21	10	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$1.76	$1.51	$1.59	$1.26	$0.99	$1.50	$1.56	$1.35	$1.26	$1.03
Accumulation unit value at end of period	$2.36	$1.76	$1.51	$1.59	$1.26	$0.99	$1.50	$1.56	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	188	229	271	446	493	466	502	558	645	718

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59	$0.57	$0.52
Accumulation unit value at end of period	$0.97	$0.72	$0.65	$0.70	$0.55	$0.39	$0.69	$0.63	$0.59	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	715	1,065	1,480	1,935	2,168	2,355	2,757	3,378	3,793	4,520

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52	$1.40	$1.26
Accumulation unit value at end of period	$2.12	$1.68	$1.49	$1.53	$1.40	$1.12	$1.81	$1.78	$1.52	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,218	1,640	1,863	2,360	2,595	2,854	3,403	5,058	3,652	3,861

FTVIPT Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.56	$1.46	$1.08	$1.84	$1.62	$1.35	$1.25	$1.07
Accumulation unit value at end of period	$1.94	$1.60	$1.38	$1.56	$1.46	$1.08	$1.84	$1.62	$1.35	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	293	413	437	543	552	616	630	661	707	710

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$2.07	$1.82	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	543	709	883	932	7,523	5,803	5,914	3,641	1,249	195

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.45	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	210	224	241	215	211	232	168	19	23	15

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56	$2.30	$1.86
Accumulation unit value at end of period	$4.22	$3.22	$2.76	$2.99	$2.43	$1.85	$2.98	$2.93	$2.56	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	434	648	967	1,131	2,893	3,112	3,200	2,732	2,047	1,426

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88	$0.78
Accumulation unit value at end of period	$1.30	$0.96	$0.85	$0.83	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	232	306	629	876	1,023	1,018	1,360	1,467	1,568	1,667

 84  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	412	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28	$1.25	$1.08
Accumulation unit value at end of period	$1.94	$1.45	$1.24	$1.29	$1.13	$0.89	$1.41	$1.46	$1.28	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,695	2,833	3,854	4,490	9,591	10,469	9,083	8,762	5,134	894

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.20	$1.07	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	829	947	1,426	1,688	1,792	2,117	2,483	3,296	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	24	23	26	17	17	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	48	48	33	14	—	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.49	$1.32	$1.37	$1.24	$1.01	$1.52	$1.50	$1.31	$1.22	$1.08
Accumulation unit value at end of period	$1.96	$1.49	$1.32	$1.37	$1.24	$1.01	$1.52	$1.50	$1.31	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	71	82	87	119	124	127	161	176	188	181

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$0.83	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	291	359	385	15,819	5,951	3,303	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.72	$1.36	$1.25	$1.35	$1.21	$0.94	$1.34	$1.25	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	84	126	168	188	206	229	285	322	357	141

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	189	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22	$1.17	$1.07
Accumulation unit value at end of period	$1.43	$1.09	$0.94	$0.98	$0.93	$0.64	$1.35	$1.35	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	768	914	1,182	1,467	1,562	1,691	1,576	1,684	1,876	1,178

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	321	409	448	17,145	12,315	8,645	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.23	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10	$1.02
Accumulation unit value at end of period	$1.79	$1.40	$1.21	$1.23	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	13	13	21	22	25	63	56	55	46	86

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.00	$0.92	$0.73	$1.11	$1.02	$0.92	$0.87	$0.79
Accumulation unit value at end of period	$1.48	$1.14	$0.97	$1.00	$0.92	$0.73	$1.11	$1.02	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	241	352	577	723	779	844	928	1,163	1,425	1,539

MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07	$1.03	$0.98
Accumulation unit value at end of period	$2.24	$1.61	$1.35	$1.53	$1.14	$0.71	$1.19	$1.19	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	54	55	79	88	104	111	112	109	109

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  85

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16	$1.15	$1.05
Accumulation unit value at end of period	$1.61	$1.37	$1.26	$1.26	$1.16	$1.00	$1.31	$1.28	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	679	784	866	1,476	1,492	1,568	1,781	1,861	1,916	1,655

MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.54	$1.38	$1.05	$1.71	$1.35	$1.05	$0.91	$0.71
Accumulation unit value at end of period	$2.16	$1.82	$1.63	$1.54	$1.38	$1.05	$1.71	$1.35	$1.05	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	408	496	734	905	1,001	1,156	1,331	1,628	1,935	2,468

MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60	$1.40	$1.09
Accumulation unit value at end of period	$3.25	$2.74	$2.45	$2.34	$2.09	$1.60	$2.60	$2.07	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	39	40	40	56	56	49	53	71	68	67

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.69	$0.78	$0.65	$0.47	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	112	134	174	3,671	4,330	1,772	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.17	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	5	5	6	8	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.16	$1.89	$1.81	$1.41	$1.12	$1.82	$2.23	$1.64	$1.42	$1.06
Accumulation unit value at end of period	$2.17	$2.16	$1.89	$1.81	$1.41	$1.12	$1.82	$2.23	$1.64	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	54	58	80	95	126	106	103	109	127	115

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58	$1.38	$1.00
Accumulation unit value at end of period	$2.06	$2.05	$1.80	$1.73	$1.36	$1.07	$1.75	$2.15	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	36	40	53	66	86	120	119	150	75	15

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14	$1.11	$1.05
Accumulation unit value at end of period	$1.55	$1.22	$1.08	$1.11	$1.04	$0.73	$1.36	$1.21	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,489	1,933	2,305	2,318	2,536	2,419	2,780	2,447	574

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43	$1.27	$1.09
Accumulation unit value at end of period	$2.15	$1.71	$1.44	$1.60	$1.40	$1.02	$1.73	$1.66	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	334	488	627	986	964	930	941	968	903	803

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28	$1.27	$1.19
Accumulation unit value at end of period	$1.77	$1.80	$1.62	$1.63	$1.44	$1.23	$1.46	$1.36	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,331	1,712	2,236	2,721	14,510	11,434	9,968	5,557	3,403	1,659

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31	$1.21	$1.03
Accumulation unit value at end of period	$2.22	$1.60	$1.38	$1.43	$1.18	$0.88	$1.43	$1.48	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	231	265	286	342	389	373	359	380	407	389

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.15	$1.14	$1.03	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	213	254	274	8,749	10,160	8,295	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15	$1.03	$0.98
Accumulation unit value at end of period	$1.92	$1.37	$1.14	$1.17	$1.16	$0.93	$1.14	$1.17	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	70	146	164	203	188	228	215	272	259	290

Putnam VT Growth and Income Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.12	$0.99	$0.78	$1.29	$1.39	$1.22	$1.17	$1.07
Accumulation unit value at end of period	$1.65	$1.24	$1.05	$1.12	$0.99	$0.78	$1.29	$1.39	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	16	18	17	19	21	34	35	37	35

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76	$0.69	$0.60
Accumulation unit value at end of period	$0.94	$0.74	$0.62	$0.76	$0.70	$0.57	$1.03	$0.96	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,329	1,684	2,058	2,733	2,965	3,093	3,625	4,123	4,898	5,780

 86  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.22	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	605	738	864	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.15	$1.00	$0.76	$1.26	$1.27	$1.15	$1.12	$1.05
Accumulation unit value at end of period	$1.69	$1.29	$1.11	$1.15	$1.00	$0.76	$1.26	$1.27	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	3	3	5	13

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25	$1.19	$1.00
Accumulation unit value at end of period	$1.79	$1.30	$1.12	$1.20	$0.96	$0.74	$1.24	$1.45	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	7	17	17	17	18	20	1,199	4	4

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,138	1,868	2,958	2,845	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,789	24,028	29,473	35,540	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	305	347	383	489	15,152	6,045	5,763	4,338	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,359	5,113	4,906	2,696	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,964	22,457	20,689	20,921	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,973	34,689	33,733	30,458	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,322	121,846	127,883	131,141	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,106	22,947	26,527	25,767	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47,799	56,793	66,149	77,624	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,773	7,042	7,018	6,557	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,838	22,904	25,656	24,507	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32	$1.27	$1.07
Accumulation unit value at end of period	$2.29	$1.72	$1.54	$1.64	$1.33	$0.99	$1.47	$1.57	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	626	1,053	1,423	1,652	1,946	2,163	2,437	2,461	2,507	735

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  87

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.88	$0.81	$0.85	$0.78	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	330	447	565	622	21,293	10,481	6,624	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.39	$1.21	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.65	$2.20	$1.83	$2.18	$1.77	$1.20	$2.24	$1.95	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	434	694	936	968	4,062	4,898	2,928	2,562	1,712	264

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27	$1.16	$1.00
Accumulation unit value at end of period	$2.10	$1.60	$1.35	$1.42	$1.17	$0.83	$1.40	$1.35	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	357	606	828	999	4,279	3,607	2,886	1,545	1,215	162

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.27	$1.14	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04	$1.01	$0.93
Accumulation unit value at end of period	$1.49	$1.27	$1.14	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,350	1,801	2,062	2,713	3,114	3,583	4,442	5,604	6,810	8,153

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.48	$1.29	$1.13	$1.97	$1.74	$1.44	$1.26	$1.08
Accumulation unit value at end of period	$1.67	$1.42	$1.27	$1.48	$1.29	$1.13	$1.97	$1.74	$1.44	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	516	544	637	927	737	677	731	803	897	980

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.29	$1.09	$1.13	$1.01	$0.88	$1.40	$1.38	$1.18	$1.14	$1.04
Accumulation unit value at end of period	$1.65	$1.29	$1.09	$1.13	$1.01	$0.88	$1.40	$1.38	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	741	1,024	1,150	1,287	1,220	1,343	1,658	1,973	2,360	2,764

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.66	$1.40	$1.50	$1.27	$0.90	$1.26	$1.14	$1.10	$1.07	$1.02
Accumulation unit value at end of period	$2.28	$1.66	$1.40	$1.50	$1.27	$0.90	$1.26	$1.14	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,405	1,668	2,282	2,750	649	721	849	880	936	931

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	435	483	580	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.61	$0.58	$0.61	$0.49	$0.33	$0.56	$0.50	$0.42	$0.40	$0.35
Accumulation unit value at end of period	$0.91	$0.61	$0.58	$0.61	$0.49	$0.33	$0.56	$0.50	$0.42	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	835	1,014	1,510	2,036	1,496	1,594	2,155	2,639	3,452	3,962

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	395	451	614	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.85	$1.77	$1.66	$1.57	$1.42	$1.41	$1.35	$1.32	$1.31	$1.27
Accumulation unit value at end of period	$1.78	$1.85	$1.77	$1.66	$1.57	$1.42	$1.41	$1.35	$1.32	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	581	708	1,044	895	711	1,055	916	1,048	1,095	1,315

 88  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.05	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	46	46	62	16	16	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$0.40	$0.35	$0.47	$0.40	$0.27	$0.52	$0.44	$0.41	$0.40	$0.39
Accumulation unit value at end of period	$0.48	$0.40	$0.35	$0.47	$0.40	$0.27	$0.52	$0.44	$0.41	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	23	184	191	289	296	388	585	779	1,021	1,148

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.55	$1.34	$1.28	$1.16	$0.97	$1.67	$1.62	$1.40	$1.36	$1.24
Accumulation unit value at end of period	$2.05	$1.55	$1.34	$1.28	$1.16	$0.97	$1.67	$1.62	$1.40	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	43	44	145	188	190	221	215	226	208	211

AllianceBernstein VPS Intermediate Bond Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$1.57	$1.50	$1.43	$1.34	$1.15	$1.25	$1.21	$1.19	$1.18	$1.16
Accumulation unit value at end of period	$1.51	$1.57	$1.50	$1.43	$1.34	$1.15	$1.25	$1.21	$1.19	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	153	173	196	189	222	708	752	838	910	918

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.19	$1.16	$0.88	$1.90	$1.83	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.29	$1.06	$0.94	$1.19	$1.16	$0.88	$1.90	$1.83	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,363	2,109	2,600	2,633	4,547	5,878	3,900	3,101	2,588	1,205

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (05/01/2000)
Accumulation unit value at beginning of period	$0.67	$0.59	$0.62	$0.57	$0.42	$0.71	$0.64	$0.65	$0.57	$0.54
Accumulation unit value at end of period	$0.91	$0.67	$0.59	$0.62	$0.57	$0.42	$0.71	$0.64	$0.65	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	24	176	177	301	308	322	474	591	764	846

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.24	$1.20	$1.10	$1.14	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.36	$1.24	$1.20	$1.10	$1.14	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,269	2,628	3,241	4,250	4,292	4,201	6,933	7,515	6,635	3,141

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.42	$1.27	$0.97	$1.78	$1.53	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.76	$1.46	$1.23	$1.42	$1.27	$0.97	$1.78	$1.53	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.05	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.58	$1.17	$1.05	$1.05	$0.92	$0.70	$1.21	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	651	1,039	1,394	1,715	1,869	1,980	2,078	3,672	1,901	901

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.04	$0.88	$1.23	$1.32	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.15	$1.16	$1.04	$0.88	$1.23	$1.32	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	32	50	60	73	80	51	42	30	27	22

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.78	$1.23	$1.04	$1.04	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	14	20	20	2	2	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.12	$0.99	$0.98	$0.89	$0.72	$1.05	$1.05	$0.93	$0.91	$0.84
Accumulation unit value at end of period	$1.33	$1.12	$0.99	$0.98	$0.89	$0.72	$1.05	$1.05	$0.93	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	45	50	63	83	635	709	764	787	1,045	1,151

Columbia Variable Portfolio – Cash Management Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.08	$1.10	$1.11	$1.10	$1.07	$1.04	$1.03	$1.03
Accumulation unit value at end of period	$1.03	$1.05	$1.06	$1.08	$1.10	$1.11	$1.10	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,635	1,955	2,784	2,902	4,792	4,620	2,288	1,592	2,283	1,884

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.43	$1.34	$1.19	$1.29	$1.25	$1.21	$1.21	$1.17
Accumulation unit value at end of period	$1.54	$1.60	$1.51	$1.43	$1.34	$1.19	$1.29	$1.25	$1.21	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,036	1,652	1,907	2,260	11,383	11,223	11,858	7,847	4,589	4,594

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  89

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.67	$1.45	$1.15	$1.97	$1.85	$1.57	$1.40	$1.20
Accumulation unit value at end of period	$2.19	$1.75	$1.56	$1.67	$1.45	$1.15	$1.97	$1.85	$1.57	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,137	1,813	2,190	2,635	8,261	7,758	5,845	5,092	2,962	1,191

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.36	$1.99	$2.55	$2.16	$1.26	$2.77	$2.03	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.28	$2.36	$1.99	$2.55	$2.16	$1.26	$2.77	$2.03	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	484	675	832	1,117	2,136	2,595	1,758	1,815	1,627	822

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.87	$1.64	$1.58	$1.40	$0.93	$1.26	$1.25	$1.15	$1.12	$1.02
Accumulation unit value at end of period	$1.95	$1.87	$1.64	$1.58	$1.40	$0.93	$1.26	$1.25	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	323	419	491	558	1,023	1,243	1,496	1,611	1,087	834

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	651	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.78	$1.57	$1.50	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.84	$1.78	$1.57	$1.50	$1.35	$0.96	$1.20	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	42	83	121	150	4,434	2,833	2,352	987	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.24	$1.44	$1.28	$1.02	$1.74	$1.57	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.73	$1.44	$1.24	$1.44	$1.28	$1.02	$1.74	$1.57	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	246

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.53	$0.45	$0.47	$0.41	$0.30	$0.55	$0.55	$0.50	$0.47	$0.44
Accumulation unit value at end of period	$0.68	$0.53	$0.45	$0.47	$0.41	$0.30	$0.55	$0.55	$0.50	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	63	112	161	186	825	2,901	2,181	97	109	80

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68	$0.65
Accumulation unit value at end of period	$1.01	$0.77	$0.69	$0.66	$0.57	$0.47	$0.82	$0.81	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	3,248	4,179	5,573	6,904	7,534	8,098	8,999	9,362	9,338	7,431

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	388	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,282	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.06	$0.96	$1.00	$0.84	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	92	134	183	7,483	5,167	3,011	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	63	64	66	37	37	9	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.57	$1.44	$1.72	$1.38	$0.86	$1.58	$1.41	$1.43	$1.32	$1.23
Accumulation unit value at end of period	$2.03	$1.57	$1.44	$1.72	$1.38	$0.86	$1.58	$1.41	$1.43	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	80	105	130	149	180	240	239	280	321	231

 90  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.37	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15	$1.06
Accumulation unit value at end of period	$1.78	$1.37	$1.21	$1.21	$1.07	$0.86	$1.39	$1.34	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	466	498	519	596	634	114	63	12	10	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.11	$1.15	$0.97	$0.78	$1.30	$1.33	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.30	$1.11	$1.15	$0.97	$0.78	$1.30	$1.33	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	4	7	7	14	18	15	18	18	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.28	$1.02	$0.74	$1.23	$1.30	$1.18	$1.15	$0.98
Accumulation unit value at end of period	$1.96	$1.34	$1.15	$1.28	$1.02	$0.74	$1.23	$1.30	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	42	75	93	147	368	451	601	679	723	878

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.38	$1.49	$1.19	$0.97	$1.37	$1.43	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.99	$1.51	$1.38	$1.49	$1.19	$0.97	$1.37	$1.43	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	47	64	86	3,809	2,560	1,805	12	12	7

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.22	$1.22	$1.22	$1.21	$1.16	$1.21	$1.17	$1.14	$1.14	$1.15
Accumulation unit value at end of period	$1.18	$1.22	$1.22	$1.22	$1.21	$1.16	$1.21	$1.17	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	836	940	1,093	1,343	3,154	2,604	3,169	3,280	3,298	3,266

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.81	$0.84	$0.97	$0.85	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	38	38	45	43	14	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.24	$1.26	$1.01	$0.75	$1.29	$1.29	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.94	$1.46	$1.24	$1.26	$1.01	$0.75	$1.29	$1.29	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	22	23	24	24	26	29	24	22	54	13

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.39	$1.09	$0.70	$1.21	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.87	$1.43	$1.26	$1.39	$1.09	$0.70	$1.21	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	255	396	491	570	731	926	961	1,370	925	384

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64	$0.62	$0.60
Accumulation unit value at end of period	$1.02	$0.77	$0.70	$0.70	$0.62	$0.47	$0.73	$0.69	$0.64	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	38	40	53	72	76	116	243	363	505	504

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.66	$1.39	$1.29	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	21	21	21	21	21	21	21	21

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.84	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.35	$1.12	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	24	35	32	33	33	30	35	19	15	16

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	193	252	282	3,476	2,569	1,806	—	—	—

Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.43	$1.26	$1.33	$1.15	$0.84	$1.30	$1.21	$1.10	$1.06	$1.02
Accumulation unit value at end of period	$1.68	$1.43	$1.26	$1.33	$1.15	$0.84	$1.30	$1.21	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	10	9	9	8	7	75	74	73	73

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  91

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$1.92	$1.68	$1.76	$1.52	$1.14	$2.02	$1.75	$1.60	$1.39	$1.22
Accumulation unit value at end of period	$2.48	$1.92	$1.68	$1.76	$1.52	$1.14	$2.02	$1.75	$1.60	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,776	2,839	3,637	4,414	6,146	8,396	8,594	8,681	5,575	2,931

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.55	$1.28	$1.34	$1.15	$0.86	$1.49	$1.42	$1.27	$1.06	$1.07
Accumulation unit value at end of period	$2.10	$1.55	$1.28	$1.34	$1.15	$0.86	$1.49	$1.42	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	24	24	24	71	85	136	160	183	152	183

Fidelity® VIP Growth & Income Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.14	$0.98	$0.98	$0.86	$0.69	$1.20	$1.09	$0.98	$0.92	$0.89
Accumulation unit value at end of period	$1.50	$1.14	$0.98	$0.98	$0.86	$0.69	$1.20	$1.09	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	58	76	123	199	711	728	920	1,003	1,225	1,269

Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.11	$0.98	$0.79	$1.37	$1.25	$1.12	$1.06	$1.02
Accumulation unit value at end of period	$1.69	$1.29	$1.11	$1.11	$0.98	$0.79	$1.37	$1.25	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	19	19	30	31	66	104	158	164	204	199

Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.05	$0.86	$0.68	$1.31	$1.05	$1.00	$0.96	$0.95
Accumulation unit value at end of period	$1.56	$1.16	$1.03	$1.05	$0.86	$0.68	$1.31	$1.05	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	67	94	107	115	152	243	376	414	430	405

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.62	$1.45	$1.02	$1.39	$1.37	$1.26	$1.25	$1.16
Accumulation unit value at end of period	$1.94	$1.86	$1.66	$1.62	$1.45	$1.02	$1.39	$1.37	$1.26	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	30	49	68	94	131	211	343	419	493	560

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.32	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,405	1,678	2,077	6,650	6,072	6,714	3,940	2,496	1,433

Fidelity® VIP Mid Cap Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$2.46	$2.18	$2.48	$1.95	$1.42	$2.38	$2.09	$1.88	$1.62	$1.32
Accumulation unit value at end of period	$3.30	$2.46	$2.18	$2.48	$1.95	$1.42	$2.38	$2.09	$1.88	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	48	215	257	288	378	418	551	655	1,057	1,142

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.37	$2.10	$2.39	$1.89	$1.37	$2.30	$2.03	$1.83	$1.57	$1.28
Accumulation unit value at end of period	$3.17	$2.37	$2.10	$2.39	$1.89	$1.37	$2.30	$2.03	$1.83	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	428	614	783	924	2,211	3,076	2,685	2,508	2,180	1,888

Fidelity® VIP Overseas Portfolio Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.95	$0.80	$0.98	$0.88	$0.71	$1.28	$1.11	$0.96	$0.81	$0.73
Accumulation unit value at end of period	$1.22	$0.95	$0.80	$0.98	$0.88	$0.71	$1.28	$1.11	$0.96	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	55	56	58	76	126	143	204	215	173	188

Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.39	$1.17	$1.44	$1.29	$1.04	$1.89	$1.64	$1.41	$1.20	$1.08
Accumulation unit value at end of period	$1.78	$1.39	$1.17	$1.44	$1.29	$1.04	$1.89	$1.64	$1.41	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	461	703	934	976	1,399	1,472	1,405	1,396	1,584	1,158

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.10	$1.67	$1.80	$1.51	$1.29	$2.27	$2.91	$2.45	$2.19	$1.69
Accumulation unit value at end of period	$2.12	$2.10	$1.67	$1.80	$1.51	$1.29	$2.27	$2.91	$2.45	$2.19
Number of accumulation units outstanding at end of period (000 omitted)	111	137	168	188	320	437	618	601	752	890

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.92	$1.73	$1.72	$1.55	$1.16	$1.67	$1.64	$1.40	$1.40	$1.25
Accumulation unit value at end of period	$2.16	$1.92	$1.73	$1.72	$1.55	$1.16	$1.67	$1.64	$1.40	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1,159	1,417	1,752	2,124	2,648	3,114	4,129	4,204	4,019	3,719

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.27	$1.22	$1.02	$0.88	$1.23	$1.28	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.79	$1.40	$1.27	$1.22	$1.02	$0.88	$1.23	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10	109	75	76	79	95	128	76	63	40

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.94	$1.66	$1.75	$1.39	$1.09	$1.65	$1.72	$1.49	$1.39	$1.14
Accumulation unit value at end of period	$2.60	$1.94	$1.66	$1.75	$1.39	$1.09	$1.65	$1.72	$1.49	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	136	140	167	186	257	371	527	594	613	496

 92  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.66	$0.60	$0.64	$0.51	$0.36	$0.64	$0.58	$0.54	$0.53	$0.48
Accumulation unit value at end of period	$0.90	$0.66	$0.60	$0.64	$0.51	$0.36	$0.64	$0.58	$0.54	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	428	495	679	834	873	1,229	1,684	2,300	3,049	3,250

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.67	$1.48	$1.52	$1.39	$1.12	$1.81	$1.77	$1.52	$1.39	$1.26
Accumulation unit value at end of period	$2.11	$1.67	$1.48	$1.52	$1.39	$1.12	$1.81	$1.77	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,368	1,767	2,261	2,741	3,891	5,550	8,671	9,715	9,517	9,666

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.63	$1.40	$1.59	$1.49	$1.10	$1.88	$1.65	$1.38	$1.27	$1.09
Accumulation unit value at end of period	$1.98	$1.63	$1.40	$1.59	$1.49	$1.10	$1.88	$1.65	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	124	187	227	259	361	471	644	681	641	671

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.81	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.06	$2.06	$1.81	$1.86	$1.65	$1.41	$1.35	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	659	905	1,138	1,457	4,987	4,772	5,826	4,149	2,582	1,266

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.44	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.04	$1.13	$1.07	$0.83	$1.46	$1.44	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	55	128	137	188	250	244	368	274	253	238

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.20	$2.75	$2.98	$2.42	$1.84	$2.97	$2.92	$2.55	$2.30	$1.85
Accumulation unit value at end of period	$4.19	$3.20	$2.75	$2.98	$2.42	$1.84	$2.97	$2.92	$2.55	$2.30
Number of accumulation units outstanding at end of period (000 omitted)	441	655	882	1,103	2,008	2,405	2,604	2,667	2,107	1,519

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.91	$0.77	$0.81	$0.74	$0.51	$0.88	$0.81	$0.76	$0.75	$0.70
Accumulation unit value at end of period	$1.19	$0.91	$0.77	$0.81	$0.74	$0.51	$0.88	$0.81	$0.76	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	35	42	44	48	87	63	64	60	86	112

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.85	$0.71	$0.85	$0.78	$0.62	$1.16	$1.09	$0.91	$0.81	$0.72
Accumulation unit value at end of period	$1.04	$0.85	$0.71	$0.85	$0.78	$0.62	$1.16	$1.09	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	—	5	5	8	12	22	93	91	60	73

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.95	$0.84	$0.82	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88	$0.78
Accumulation unit value at end of period	$1.29	$0.95	$0.84	$0.82	$0.74	$0.62	$1.00	$1.03	$0.93	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	493	572	632	756	882	1,011	1,408	1,710	1,799	1,866

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	567	672	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	48	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.50	$1.32	$1.04	$1.65	$1.71	$1.50	$1.46	$1.26
Accumulation unit value at end of period	$2.27	$1.70	$1.45	$1.50	$1.32	$1.04	$1.65	$1.71	$1.50	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2,145	3,411	4,655	5,505	7,578	8,832	8,528	8,457	6,565	3,087

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	629	812	1,276	1,417	1,589	1,937	2,548	3,049	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	346	—	—	—	—	—	11	11	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	6	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  93

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.53	$1.38	$1.13	$1.70	$1.68	$1.47	$1.36	$1.21
Accumulation unit value at end of period	$2.19	$1.66	$1.47	$1.53	$1.38	$1.13	$1.70	$1.68	$1.47	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	2	25	46	53	49	64	289	209	211	231

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$0.82	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	91	105	130	6,050	2,362	1,232	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.35	$1.20	$0.94	$1.34	$1.25	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.36	$1.24	$1.35	$1.20	$0.94	$1.34	$1.25	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	104	157	226	257	284	327	398	453	506	367

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	26	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.14	$1.08	$0.75	$1.57	$1.58	$1.42	$1.36	$1.25
Accumulation unit value at end of period	$1.65	$1.26	$1.09	$1.14	$1.08	$0.75	$1.57	$1.58	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	461	655	1,067	1,225	1,348	1,604	1,440	1,555	1,710	1,343

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.75	$0.65	$0.67	$0.54	$0.38	$0.69	$0.57	$0.51	$0.46	$0.39
Accumulation unit value at end of period	$0.97	$0.75	$0.65	$0.67	$0.54	$0.38	$0.69	$0.57	$0.51	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	61	64	64	142	143	151	187	202	304	370

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.54	$0.46	$0.51	$0.42	$0.27	$0.49	$0.41	$0.38	$0.35	$0.35
Accumulation unit value at end of period	$0.72	$0.54	$0.46	$0.51	$0.42	$0.27	$0.49	$0.41	$0.38	$0.35
Number of accumulation units outstanding at end of period (000 omitted)	16	17	18	46	49	57	77	91	125	163

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.71	$0.61	$0.66	$0.58	$0.44	$0.74	$0.65	$0.59	$0.58	$0.56
Accumulation unit value at end of period	$0.91	$0.71	$0.61	$0.66	$0.58	$0.44	$0.74	$0.65	$0.59	$0.58
Number of accumulation units outstanding at end of period (000 omitted)	212	429	614	735	9,654	8,263	5,758	822	1,146	1,326

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.65	$1.34	$0.76	$1.61	$1.28	$0.88	$0.68	$0.58
Accumulation unit value at end of period	$1.38	$1.22	$1.10	$1.65	$1.34	$0.76	$1.61	$1.28	$0.88	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	65	111	144	182	193	293	440	388	392	446

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$1.66	$1.43	$1.48	$1.32	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.23	$1.66	$1.43	$1.48	$1.32	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	85	95	98	168	—	—	—	—	—

Lazard Retirement International Equity Portfolio – Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.09	$0.91	$1.00	$0.95	$0.80	$1.28	$1.17	$0.97	$0.89	$0.79
Accumulation unit value at end of period	$1.30	$1.09	$0.91	$1.00	$0.95	$0.80	$1.28	$1.17	$0.97	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	20	27	30	30	75	73	72	74	31	34

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.03	$0.93	$0.74	$1.16	$1.19	$1.03	$1.01	$0.92
Accumulation unit value at end of period	$1.47	$1.16	$1.04	$1.03	$0.93	$0.74	$1.16	$1.19	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5	24	49	52	51	56	55	57	57	55

LVIP Baron Growth Opportunities Fund – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$2.03	$1.74	$1.70	$1.36	$1.00	$1.67	$1.64	$1.44	$1.41	$1.14
Accumulation unit value at end of period	$2.80	$2.03	$1.74	$1.70	$1.36	$1.00	$1.67	$1.64	$1.44	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	10	17	26	35	306	344	389	406	431	497

MFS® Investors Growth Stock Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.22	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10	$1.02
Accumulation unit value at end of period	$1.78	$1.39	$1.21	$1.22	$1.11	$0.81	$1.30	$1.19	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	10	10	30	32	39	41	46	48	34

 94  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.13	$0.96	$1.00	$0.91	$0.73	$1.11	$1.02	$0.92	$0.87	$0.79
Accumulation unit value at end of period	$1.47	$1.13	$0.96	$1.00	$0.91	$0.73	$1.11	$1.02	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	296	357	426	538	694	821	940	1,195	1,812	1,911

MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.34	$1.14	$1.19	$1.09	$0.87	$1.33	$1.22	$1.10	$1.04	$0.95
Accumulation unit value at end of period	$1.73	$1.34	$1.14	$1.19	$1.09	$0.87	$1.33	$1.22	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	40	59	59	48	50

MFS® New Discovery Series – Initial Class (05/01/2000)
Accumulation unit value at beginning of period	$1.32	$1.11	$1.25	$0.93	$0.58	$0.97	$0.96	$0.86	$0.83	$0.79
Accumulation unit value at end of period	$1.84	$1.32	$1.11	$1.25	$0.93	$0.58	$0.97	$0.96	$0.86	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	16	19	34	58	71	74	97	125	155	314

MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.57	$1.32	$1.50	$1.12	$0.70	$1.17	$1.16	$1.04	$1.01	$0.96
Accumulation unit value at end of period	$2.19	$1.57	$1.32	$1.50	$1.12	$0.70	$1.17	$1.16	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	33	33	39	39	27	28	36	37	44

MFS® Research Series – Initial Class (05/01/2000)
Accumulation unit value at beginning of period	$0.98	$0.85	$0.87	$0.76	$0.59	$0.94	$0.84	$0.77	$0.73	$0.64
Accumulation unit value at end of period	$1.28	$0.98	$0.85	$0.87	$0.76	$0.59	$0.94	$0.84	$0.77	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	34	56	57	95	99	105	143	160	253	401

MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.38	$1.26	$1.26	$1.17	$1.01	$1.32	$1.29	$1.17	$1.16	$1.06
Accumulation unit value at end of period	$1.62	$1.38	$1.26	$1.26	$1.17	$1.01	$1.32	$1.29	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	354	479	628	735	806	1,106	1,837	1,838	1,817	1,812

MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.40	$1.25	$0.95	$1.55	$1.23	$0.95	$0.83	$0.64
Accumulation unit value at end of period	$1.95	$1.65	$1.47	$1.40	$1.25	$0.95	$1.55	$1.23	$0.95	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	361	356	462	601	896	1,163	1,429	1,801	2,285	2,496

MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.84	$2.54	$2.42	$2.17	$1.66	$2.70	$2.15	$1.67	$1.45	$1.14
Accumulation unit value at end of period	$3.36	$2.84	$2.54	$2.42	$2.17	$1.66	$2.70	$2.15	$1.67	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	40	48	51	66	73	65	67	54	78	55

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	13	17	1,256	1,784	683	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.16	$1.09	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	16	16	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.64	$2.31	$2.22	$1.73	$1.37	$2.24	$2.74	$2.01	$1.75	$1.30
Accumulation unit value at end of period	$2.65	$2.64	$2.31	$2.22	$1.73	$1.37	$2.24	$2.74	$2.01	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	41	41	41	49	57	66	43	49	36	32

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.80	$1.72	$1.35	$1.07	$1.75	$2.15	$1.58	$1.38	$1.00
Accumulation unit value at end of period	$2.05	$2.04	$1.80	$1.72	$1.35	$1.07	$1.75	$2.15	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	94	158	153	167	239	291	308	212	256	204

Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.31	$1.22	$0.86	$1.61	$1.43	$1.35	$1.31	$1.24
Accumulation unit value at end of period	$1.82	$1.43	$1.27	$1.31	$1.22	$0.86	$1.61	$1.43	$1.35	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	830	1,165	1,433	1,783	1,816	2,122	2,102	2,445	2,161	1,178

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.43	$1.59	$1.39	$1.01	$1.73	$1.65	$1.43	$1.27	$1.09
Accumulation unit value at end of period	$2.13	$1.71	$1.43	$1.59	$1.39	$1.01	$1.73	$1.65	$1.43	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	191	254	411	599	736	947	1,359	1,356	1,219	1,120

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.62	$1.44	$1.23	$1.46	$1.35	$1.28	$1.27	$1.19
Accumulation unit value at end of period	$1.76	$1.79	$1.61	$1.62	$1.44	$1.23	$1.46	$1.35	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,108	1,378	1,900	2,281	7,979	7,051	7,734	5,050	3,662	2,643

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  95

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$2.10	$1.81	$1.88	$1.55	$1.15	$1.88	$1.94	$1.72	$1.59	$1.35
Accumulation unit value at end of period	$2.90	$2.10	$1.81	$1.88	$1.55	$1.15	$1.88	$1.94	$1.72	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	15	25	50	104	113	127	165	175	207	177

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.30	$1.15	$1.14	$1.02	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	88	135	191	3,480	4,862	3,846	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.37	$1.13	$1.17	$1.15	$0.93	$1.14	$1.16	$1.15	$1.03	$0.98
Accumulation unit value at end of period	$1.91	$1.37	$1.13	$1.17	$1.15	$0.93	$1.14	$1.16	$1.15	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	121	138	162	167	186	236	215	257	241	279

Putnam VT Growth and Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.07	$0.95	$0.74	$1.23	$1.32	$1.16	$1.12	$1.02
Accumulation unit value at end of period	$1.57	$1.18	$1.00	$1.07	$0.95	$0.74	$1.23	$1.32	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	34	41	53	58	71	95	91	83	76

Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.40	$1.29	$0.90	$1.19	$1.15	$1.12	$1.11	$1.08
Accumulation unit value at end of period	$1.59	$1.58	$1.45	$1.40	$1.29	$0.90	$1.19	$1.15	$1.12	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	15	27	26	25	24	19

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.74	$0.62	$0.75	$0.69	$0.57	$1.02	$0.96	$0.76	$0.69	$0.60
Accumulation unit value at end of period	$0.93	$0.74	$0.62	$0.75	$0.69	$0.57	$1.02	$0.96	$0.76	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	552	638	791	966	1,115	1,501	2,217	2,623	3,009	3,491

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.06	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.06	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	492	533	572	622	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.14	$1.00	$0.76	$1.25	$1.27	$1.15	$1.12	$1.05
Accumulation unit value at end of period	$1.69	$1.28	$1.10	$1.14	$1.00	$0.76	$1.25	$1.27	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	6	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.12	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.78	$1.30	$1.12	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	9	9	56	56	60	64	74	579	56	56

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (05/01/2000)
Accumulation unit value at beginning of period	$2.80	$2.64	$3.05	$2.39	$1.53	$2.74	$2.68	$2.24	$2.04	$1.82
Accumulation unit value at end of period	$3.34	$2.80	$2.64	$3.05	$2.39	$1.53	$2.74	$2.68	$2.24	$2.04
Number of accumulation units outstanding at end of period (000 omitted)	28	30	64	90	167	283	290	295	390	429

Royce Capital Fund – Small-Cap Portfolio, Investment Class (05/01/2000)
Accumulation unit value at beginning of period	$2.81	$2.54	$2.66	$2.24	$1.68	$2.35	$2.43	$2.14	$2.00	$1.62
Accumulation unit value at end of period	$3.73	$2.81	$2.54	$2.66	$2.24	$1.68	$2.35	$2.43	$2.14	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	24	45	75	99	130	120	134	150	217	233

Third Avenue Value Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$2.20	$1.76	$2.27	$2.02	$1.41	$2.54	$2.71	$2.37	$2.10	$1.78
Accumulation unit value at end of period	$2.58	$2.20	$1.76	$2.27	$2.02	$1.41	$2.54	$2.71	$2.37	$2.10
Number of accumulation units outstanding at end of period (000 omitted)	22	34	48	58	114	127	187	205	377	425

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	730	735	629	633	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,928	4,141	4,865	5,346	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.08	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	219	301	395	8,017	4,634	4,805	3,021	—	—

 96  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,479	1,793	1,665	727	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,301	6,667	8,597	10,042	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,643	2,686	2,769	2,491	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.18	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,673	40,161	50,020	60,332	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	959	487	995	588	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,099	13,410	19,570	22,516	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	776	422	450	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,121	11,206	13,114	14,826	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.63	$1.33	$0.99	$1.47	$1.56	$1.32	$1.27	$1.07
Accumulation unit value at end of period	$2.28	$1.71	$1.53	$1.63	$1.33	$0.99	$1.47	$1.56	$1.32	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	682	1,071	1,352	1,583	2,337	2,730	2,965	2,526	2,431	1,175

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	69	90	128	7,705	4,217	2,528	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.39	$1.20	$1.31	$1.09	$0.81	$1.30	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (05/01/2000)
Accumulation unit value at beginning of period	$1.59	$1.33	$1.58	$1.29	$0.87	$1.63	$1.42	$1.05	$0.88	$0.68
Accumulation unit value at end of period	$1.92	$1.59	$1.33	$1.58	$1.29	$0.87	$1.63	$1.42	$1.05	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	547	778	1,032	1,138	2,663	3,854	2,616	2,570	2,094	1,370

Wanger USA (05/01/2000)
Accumulation unit value at beginning of period	$2.11	$1.79	$1.88	$1.55	$1.10	$1.86	$1.79	$1.68	$1.54	$1.32
Accumulation unit value at end of period	$2.78	$2.11	$1.79	$1.88	$1.55	$1.10	$1.86	$1.79	$1.68	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	345	574	757	924	2,016	2,159	1,972	1,471	1,241	640

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04	$1.00	$0.93
Accumulation unit value at end of period	$1.48	$1.26	$1.13	$1.08	$0.97	$0.85	$1.22	$1.15	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	940	1,115	1,412	1,829	2,302	3,123	4,566	5,992	7,230	7,602

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.65	$1.43	$1.26	$2.19	$1.94	$1.60	$1.41	$1.20
Accumulation unit value at end of period	$1.86	$1.58	$1.41	$1.65	$1.43	$1.26	$2.19	$1.94	$1.60	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	352	529	620	690	848	816	948	1,014	756	341

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  97

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.28	$1.09	$1.13	$1.00	$0.87	$1.39	$1.38	$1.18	$1.14	$1.04
Accumulation unit value at end of period	$1.64	$1.28	$1.09	$1.13	$1.00	$0.87	$1.39	$1.38	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	690	784	891	1,097	1,512	1,227	1,702	2,527	3,235	3,406

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.14	$1.81	$1.94	$1.65	$1.17	$1.63	$1.48	$1.42	$1.39	$1.32
Accumulation unit value at end of period	$2.95	$2.14	$1.81	$1.94	$1.65	$1.17	$1.63	$1.48	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	974	1,328	1,698	2,038	1,106	1,350	1,765	1,849	1,491	742

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	438	522	586	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.61	$0.57	$0.61	$0.49	$0.32	$0.56	$0.50	$0.41	$0.40	$0.35
Accumulation unit value at end of period	$0.90	$0.61	$0.57	$0.61	$0.49	$0.32	$0.56	$0.50	$0.41	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	718	1,107	1,940	2,262	1,494	1,742	2,318	2,796	2,884	3,349

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	239	278	309	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.64	$1.56	$1.41	$1.40	$1.34	$1.31	$1.30	$1.27
Accumulation unit value at end of period	$1.76	$1.83	$1.75	$1.64	$1.56	$1.41	$1.40	$1.34	$1.31	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	998	1,205	1,453	1,866	2,049	2,230	3,379	2,039	1,586	1,514

 98  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.04	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	22	31	53	87	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.71	$1.46	$0.97	$1.87	$1.59	$1.49	$1.46	$1.41
Accumulation unit value at end of period	$1.74	$1.43	$1.29	$1.71	$1.46	$0.97	$1.87	$1.59	$1.49	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	104	104	180	177	185	212	213	220	211	189

AllianceBernstein VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.36	$1.23	$1.04	$1.78	$1.72	$1.49	$1.45	$1.32
Accumulation unit value at end of period	$2.18	$1.65	$1.43	$1.36	$1.23	$1.04	$1.78	$1.72	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	136	130	170	197	234	396	528	534	573	531

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$0.94	$1.19	$1.16	$0.87	$1.90	$1.83	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.94	$1.19	$1.16	$0.87	$1.90	$1.83	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	593	845	985	1,098	2,362	3,024	1,964	1,349	1,084	567

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.55	$1.35	$1.42	$1.31	$0.97	$1.64	$1.47	$1.50	$1.33	$1.24
Accumulation unit value at end of period	$2.09	$1.55	$1.35	$1.42	$1.31	$0.97	$1.64	$1.47	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	70	74	96	99	254	246	260	271	254	231

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.24	$1.19	$1.10	$1.14	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.30	$1.44	$1.36	$1.24	$1.19	$1.10	$1.14	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,031	1,063	1,273	1,802	1,933	1,844	2,910	3,238	2,800	1,194

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.41	$1.27	$0.96	$1.78	$1.53	$1.25	$1.12	$1.00
Accumulation unit value at end of period	$1.75	$1.46	$1.22	$1.41	$1.27	$0.96	$1.78	$1.53	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.12	$0.98	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.05	$0.92	$0.69	$1.21	$1.02	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.57	$1.17	$1.04	$1.05	$0.92	$0.69	$1.21	$1.02	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	231	327	443	578	651	646	658	1,499	644	268

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.15	$1.16	$1.04	$0.88	$1.22	$1.31	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.15	$1.16	$1.04	$0.88	$1.22	$1.31	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	18	19	—	—	—	—	14

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.22	$1.04	$1.04	$0.85	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98	$0.99
Accumulation unit value at end of period	$0.98	$1.00	$1.01	$1.03	$1.05	$1.06	$1.05	$1.02	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,642	2,899	3,507	4,248	4,950	4,388	4,213	3,193	568	568

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.40	$1.32	$1.25	$1.18	$1.04	$1.13	$1.09	$1.06	$1.06	$1.03
Accumulation unit value at end of period	$1.34	$1.40	$1.32	$1.25	$1.18	$1.04	$1.13	$1.09	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	489	566	648	906	6,388	6,055	5,832	3,371	1,113	1,080

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.10	$1.87	$2.00	$1.74	$1.39	$2.36	$2.22	$1.88	$1.69	$1.45
Accumulation unit value at end of period	$2.62	$2.10	$1.87	$2.00	$1.74	$1.39	$2.36	$2.22	$1.88	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	414	581	733	944	3,871	3,515	2,516	1,840	959	443

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.35	$1.98	$2.55	$2.16	$1.26	$2.76	$2.03	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.27	$2.35	$1.98	$2.55	$2.16	$1.26	$2.76	$2.03	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	193	223	287	312	959	1,340	879	816	668	383

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  99

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.52	$1.36	$0.89	$1.21	$1.21	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.88	$1.80	$1.58	$1.52	$1.36	$0.89	$1.21	$1.21	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	57	76	93	137	416	453	514	456	161	20

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.77	$1.57	$1.50	$1.34	$0.96	$1.20	$1.19	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.83	$1.77	$1.57	$1.50	$1.34	$0.96	$1.20	$1.19	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	40	48	54	82	2,633	1,616	1,408	549	10	10

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.24	$1.43	$1.28	$1.02	$1.74	$1.56	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.72	$1.43	$1.24	$1.43	$1.28	$1.02	$1.74	$1.56	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.32	$1.14	$0.85	$1.55	$1.52	$1.39	$1.30	$1.22
Accumulation unit value at end of period	$1.91	$1.49	$1.26	$1.32	$1.14	$0.85	$1.55	$1.52	$1.39	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	10	14	18	32	104	679	556	26	28	22

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.02	$0.88	$0.72	$1.27	$1.25	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.56	$1.18	$1.06	$1.02	$0.88	$0.72	$1.27	$1.25	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	743	1,004	1,308	1,843	2,052	2,152	2,207	2,461	2,259	1,547

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,140	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	791	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.06	$0.96	$1.00	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	72	65	102	4,718	3,133	1,907	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.84	$0.72	$0.88	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.76	$1.41	$0.88	$1.62	$1.44	$1.47	$1.35	$1.26
Accumulation unit value at end of period	$2.08	$1.61	$1.47	$1.76	$1.41	$0.88	$1.62	$1.44	$1.47	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	45	62	99	120	140	149	141	159	171	135

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$0.95	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.67	$1.46	$1.46	$1.30	$1.04	$1.69	$1.63	$1.44	$1.40	$1.29
Accumulation unit value at end of period	$2.16	$1.67	$1.46	$1.46	$1.30	$1.04	$1.69	$1.63	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	259	268	391	500	420	387	565	658	702	731

 100  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.14	$0.96	$0.78	$1.30	$1.33	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.75	$1.29	$1.11	$1.14	$0.96	$0.78	$1.30	$1.33	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	14	15	15	15	15	16	16

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.37	$1.48	$1.19	$0.97	$1.37	$1.43	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.98	$1.50	$1.37	$1.48	$1.19	$0.97	$1.37	$1.43	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	40	44	64	2,489	1,523	1,104	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.06	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.02	$1.06	$1.06	$1.06	$1.05	$1.01	$1.05	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	426	520	536	816	1,906	1,317	1,896	1,370	1,541	1,552

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	10	10	10	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.24	$1.25	$1.00	$0.75	$1.28	$1.29	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.93	$1.45	$1.24	$1.25	$1.00	$0.75	$1.28	$1.29	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.86	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	91	133	178	222	291	352	359	641	373	177

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.65	$1.39	$1.28	$1.20	$1.06	$0.88	$1.27	$1.21	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.35	$1.11	$1.01	$1.26	$1.23	$0.95	$1.55	$1.51	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.09	$1.08	$1.00	$0.71	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	36	59	77	1,968	1,437	1,011	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.03	$1.78	$1.86	$1.61	$1.21	$2.15	$1.86	$1.69	$1.47	$1.30
Accumulation unit value at end of period	$2.62	$2.03	$1.78	$1.86	$1.61	$1.21	$2.15	$1.86	$1.69	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,000	1,307	1,754	2,269	3,503	4,942	5,485	5,340	3,492	2,521

Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.64	$1.45	$1.48	$1.21	$0.96	$1.85	$1.48	$1.41	$1.36	$1.34
Accumulation unit value at end of period	$2.19	$1.64	$1.45	$1.48	$1.21	$0.96	$1.85	$1.48	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	30	49	79	80	80	149	216	204	212	256

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.31	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.37	$1.31	$1.25	$1.18	$1.04	$1.09	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	392	522	606	813	3,324	2,970	3,093	1,151	850	387

Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.55	$2.26	$2.58	$2.04	$1.48	$2.49	$2.19	$1.98	$1.71	$1.39
Accumulation unit value at end of period	$3.42	$2.55	$2.26	$2.58	$2.04	$1.48	$2.49	$2.19	$1.98	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	268	386	545	667	1,469	1,963	1,807	1,634	1,386	1,244

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.87	$1.58	$1.94	$1.75	$1.41	$2.55	$2.21	$1.91	$1.63	$1.46
Accumulation unit value at end of period	$2.40	$1.87	$1.58	$1.94	$1.75	$1.41	$2.55	$2.21	$1.91	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	193	262	360	396	621	706	741	657	602	449

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  101

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.73	$1.38	$1.48	$1.25	$1.06	$1.87	$2.40	$2.02	$1.81	$1.40
Accumulation unit value at end of period	$1.74	$1.73	$1.38	$1.48	$1.25	$1.06	$1.87	$2.40	$2.02	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	13	16	21	20	69	136	185	47	61	33

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.37	$1.24	$0.93	$1.34	$1.31	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.72	$1.53	$1.38	$1.37	$1.24	$0.93	$1.34	$1.31	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	62	129	155	130	118	81	183	177	140	122

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.26	$1.21	$1.02	$0.88	$1.23	$1.28	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.39	$1.26	$1.21	$1.02	$0.88	$1.23	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	1	2

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.32	$1.99	$2.10	$1.66	$1.31	$1.98	$2.06	$1.79	$1.67	$1.37
Accumulation unit value at end of period	$3.11	$2.32	$1.99	$2.10	$1.66	$1.31	$1.98	$2.06	$1.79	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	207	217	223	259	298	327	388	415	407	377

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.88	$1.72	$1.84	$1.46	$1.03	$1.83	$1.67	$1.56	$1.51	$1.38
Accumulation unit value at end of period	$2.56	$1.88	$1.72	$1.84	$1.46	$1.03	$1.83	$1.67	$1.56	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	56	57	97	119	108	170	289	304	258	237

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.51	$1.38	$1.11	$1.80	$1.77	$1.52	$1.39	$1.26
Accumulation unit value at end of period	$2.10	$1.66	$1.48	$1.51	$1.38	$1.11	$1.80	$1.77	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	865	1,002	1,129	1,540	2,039	2,708	4,249	4,678	4,175	4,271

FTVIPT Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.00	$1.71	$1.95	$1.83	$1.35	$2.30	$2.03	$1.70	$1.56	$1.34
Accumulation unit value at end of period	$2.42	$2.00	$1.71	$1.95	$1.83	$1.35	$2.30	$2.03	$1.70	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	188	230	281	330	321	465	554	551	582	494

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.05	$1.81	$1.85	$1.64	$1.41	$1.34	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.05	$2.05	$1.81	$1.85	$1.64	$1.41	$1.34	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	334	427	538	772	2,669	2,507	3,063	1,940	1,079	474

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.03	$1.13	$1.07	$0.83	$1.45	$1.44	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.03	$1.13	$1.07	$0.83	$1.45	$1.44	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	13	25	26	27	27	27	26	24	16	16

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.66	$1.42	$1.55	$1.26	$0.96	$1.55	$1.52	$1.33	$1.20	$1.00
Accumulation unit value at end of period	$2.17	$1.66	$1.42	$1.55	$1.26	$0.96	$1.55	$1.52	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	244	368	487	617	1,575	1,810	1,826	1,418	863	435

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.89	$0.79	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	16	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.75	$1.49	$1.55	$1.36	$1.08	$1.70	$1.77	$1.55	$1.51	$1.31
Accumulation unit value at end of period	$2.33	$1.75	$1.49	$1.55	$1.36	$1.08	$1.70	$1.77	$1.55	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	872	1,278	1,697	2,199	3,548	4,208	3,992	3,854	2,940	1,561

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	5	15	15	—	3	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.14	$0.96	$0.94	$0.91	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 102  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.63	$1.47	$1.20	$1.80	$1.79	$1.57	$1.45	$1.29
Accumulation unit value at end of period	$2.32	$1.76	$1.56	$1.63	$1.47	$1.20	$1.80	$1.79	$1.57	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	38	68	91	107	117	158	245	226	197	192

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	58	59	75	3,814	1,390	784	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.35	$1.20	$0.94	$1.34	$1.24	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.71	$1.35	$1.24	$1.35	$1.20	$0.94	$1.34	$1.24	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	39	54	74	88	99	106	129	169	183	111

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	14	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.36	$1.17	$1.23	$1.17	$0.80	$1.70	$1.70	$1.53	$1.47	$1.35
Accumulation unit value at end of period	$1.78	$1.36	$1.17	$1.23	$1.17	$0.80	$1.70	$1.70	$1.53	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	372	482	658	766	843	1,011	1,055	1,134	1,187	889

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.87	$0.94	$0.84	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	55	61	94	4,026	3,261	2,250	—	—	—

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.45	$1.47	$1.33	$0.97	$1.56	$1.43	$1.35	$1.32	$1.23
Accumulation unit value at end of period	$2.13	$1.66	$1.45	$1.47	$1.33	$0.97	$1.56	$1.43	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	35	65	74	79	71	171	189	216	205	197

MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.17	$1.82	$2.07	$1.55	$0.96	$1.62	$1.61	$1.45	$1.40	$1.34
Accumulation unit value at end of period	$3.02	$2.17	$1.82	$2.07	$1.55	$0.96	$1.62	$1.61	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	15	39	69	72	72	58	78	78	79	116

MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28	$1.17
Accumulation unit value at end of period	$1.78	$1.52	$1.39	$1.39	$1.29	$1.11	$1.45	$1.42	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	696	874	986	1,298	1,781	2,179	3,481	3,622	3,293	3,031

MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.32	$2.98	$2.84	$2.54	$1.94	$3.17	$2.53	$1.96	$1.71	$1.34
Accumulation unit value at end of period	$3.93	$3.32	$2.98	$2.84	$2.54	$1.94	$3.17	$2.53	$1.96	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	18	38	37	51	67	104	166	99	190	174

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	14	22	856	1,093	450	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.16	$1.08	$1.19	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.87	$2.52	$2.41	$1.89	$1.49	$2.44	$2.99	$2.20	$1.91	$1.42
Accumulation unit value at end of period	$2.89	$2.87	$2.52	$2.41	$1.89	$1.49	$2.44	$2.99	$2.20	$1.91
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	16	27	33	48	45	47	49

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.79	$1.72	$1.35	$1.07	$1.75	$2.14	$1.58	$1.38	$1.00
Accumulation unit value at end of period	$2.04	$2.04	$1.79	$1.72	$1.35	$1.07	$1.75	$2.14	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	38	46	58	74	110	127	129	89	102	44

Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.38	$1.28	$0.90	$1.69	$1.50	$1.42	$1.37	$1.31
Accumulation unit value at end of period	$1.91	$1.50	$1.34	$1.38	$1.28	$0.90	$1.69	$1.50	$1.42	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	544	740	920	1,144	1,106	1,311	1,307	1,484	1,669	1,265

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  103

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.28	$1.92	$2.13	$1.87	$1.36	$2.32	$2.22	$1.92	$1.71	$1.46
Accumulation unit value at end of period	$2.85	$2.28	$1.92	$2.13	$1.87	$1.36	$2.32	$2.22	$1.92	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	62	75	115	125	159	260	302	307	237	201

Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.56	$1.38	$1.18	$1.40	$1.30	$1.23	$1.22	$1.14
Accumulation unit value at end of period	$1.69	$1.72	$1.54	$1.56	$1.38	$1.18	$1.40	$1.30	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,004	1,213	1,391	2,225	6,038	5,900	7,130	5,107	3,886	3,250

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.22	$1.92	$2.00	$1.65	$1.22	$2.00	$2.06	$1.83	$1.69	$1.44
Accumulation unit value at end of period	$3.08	$2.22	$1.92	$2.00	$1.65	$1.22	$2.00	$2.06	$1.83	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	58	59	117	136	197	263	300	301	404	435

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.14	$1.14	$1.02	$0.86	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	40	53	98	2,141	2,849	2,327	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.38	$1.41	$1.40	$1.13	$1.38	$1.41	$1.40	$1.25	$1.19
Accumulation unit value at end of period	$2.31	$1.66	$1.38	$1.41	$1.40	$1.13	$1.38	$1.41	$1.40	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	27	37	114	141	132	125	93

Putnam VT Growth and Income Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.48	$1.26	$1.34	$1.19	$0.93	$1.54	$1.67	$1.46	$1.41	$1.29
Accumulation unit value at end of period	$1.97	$1.48	$1.26	$1.34	$1.19	$0.93	$1.54	$1.67	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	78	69	82	82	84	85	85	100	106	102

Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.37	$1.68	$1.55	$1.26	$2.28	$2.14	$1.70	$1.54	$1.35
Accumulation unit value at end of period	$2.08	$1.65	$1.37	$1.68	$1.55	$1.26	$2.28	$2.14	$1.70	$1.54
Number of accumulation units outstanding at end of period (000 omitted)	154	174	213	252	352	387	409	434	492	469

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.54	$1.32	$1.37	$1.20	$0.91	$1.51	$1.52	$1.39	$1.34	$1.27
Accumulation unit value at end of period	$2.02	$1.54	$1.32	$1.37	$1.20	$0.91	$1.51	$1.52	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	8	8	7	7	7

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.77	$1.29	$1.11	$1.19	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	10	11	12	13	16	17	17	252	14	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	842	1,236	1,231	1,266	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.20	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,727	5,068	5,664	5,833	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.31	$1.26	$1.16	$1.13	$1.07	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	106	132	197	4,718	2,607	2,852	1,533	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,949	3,017	2,957	2,428	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,629	2,486	3,291	4,049	—	—	—	—	—	—

 104  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,933	27,016	27,920	24,757	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,052	34,020	38,730	43,542	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,242	16,604	16,916	16,512	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,079	17,506	21,491	22,169	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,797	4,130	4,366	3,852	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,838	7,500	8,658	8,344	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.23	$1.99	$2.12	$1.73	$1.29	$1.91	$2.04	$1.72	$1.65	$1.40
Accumulation unit value at end of period	$2.96	$2.23	$1.99	$2.12	$1.73	$1.29	$1.91	$2.04	$1.72	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	248	365	463	603	946	1,111	1,168	944	947	581

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	57	60	84	4,994	2,478	1,535	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.30	$1.09	$0.81	$1.29	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.38	$1.20	$1.30	$1.09	$0.81	$1.29	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	9	9	6	6	11	11	15	15	8	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.18	$1.82	$2.16	$1.76	$1.19	$2.23	$1.94	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.62	$2.18	$1.82	$2.16	$1.76	$1.19	$2.23	$1.94	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	124	172	221	255	972	1,290	726	601	413	214

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.34	$1.41	$1.16	$0.83	$1.39	$1.34	$1.27	$1.15	$1.00
Accumulation unit value at end of period	$2.08	$1.58	$1.34	$1.41	$1.16	$0.83	$1.39	$1.34	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	182	277	356	475	1,369	1,352	1,212	727	609	300

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.16	$1.04	$0.91	$1.31	$1.23	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.59	$1.35	$1.21	$1.16	$1.04	$0.91	$1.31	$1.23	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.84	$1.60	$1.41	$2.45	$2.17	$1.79	$1.57	$1.35
Accumulation unit value at end of period	$2.07	$1.76	$1.58	$1.84	$1.60	$1.41	$2.45	$2.17	$1.79	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	177	221	290	347	515	562	707	749	663	508

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.07	$0.95	$0.83	$1.32	$1.31	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.03	$1.07	$0.95	$0.83	$1.32	$1.31	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20	22	24	37	470	28	28	27	28	17

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.26	$1.91	$2.05	$1.74	$1.23	$1.73	$1.57	$1.51	$1.48	$1.40
Accumulation unit value at end of period	$3.12	$2.26	$1.91	$2.05	$1.74	$1.23	$1.73	$1.57	$1.51	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	326	426	571	747	903	1,054	1,262	1,332	1,249	1,032

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  105

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	369	465	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.53	$1.63	$1.30	$0.87	$1.50	$1.34	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$2.40	$1.62	$1.53	$1.63	$1.30	$0.87	$1.50	$1.34	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	135	197	298	368	4	4	5	5	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	185	223	281	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.30	$1.23	$1.12	$1.11	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.39	$1.45	$1.38	$1.30	$1.23	$1.12	$1.11	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	749	766	925	1,288	1,604	1,580	2,364	639	80	—

 106  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	12	13	13	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$0.42	$0.38	$0.50	$0.43	$0.28	$0.55	$0.47	$0.44	$0.43	$0.41
Accumulation unit value at end of period	$0.51	$0.42	$0.38	$0.50	$0.43	$0.28	$0.55	$0.47	$0.44	$0.43
Number of accumulation units outstanding at end of period (000 omitted)	446	705	994	1,156	1,328	1,522	1,834	2,665	2,981	3,267

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.53	$1.33	$1.27	$1.15	$0.97	$1.66	$1.61	$1.40	$1.36	$1.24
Accumulation unit value at end of period	$2.03	$1.53	$1.33	$1.27	$1.15	$0.97	$1.66	$1.61	$1.40	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	69	202	236	252	229	229	229	227	230	79

AllianceBernstein VPS Intermediate Bond Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$1.67	$1.61	$1.54	$1.43	$1.23	$1.34	$1.30	$1.28	$1.27	$1.25
Accumulation unit value at end of period	$1.61	$1.67	$1.61	$1.54	$1.43	$1.23	$1.34	$1.30	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	166	358	381	762	992	1,228	846	862	889	920

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.05	$0.94	$1.18	$1.15	$0.87	$1.90	$1.82	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.27	$1.05	$0.94	$1.18	$1.15	$0.87	$1.90	$1.82	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,408	1,825	1,892	1,759	2,470	3,015	2,174	2,166	1,624	627

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (02/11/2000)
Accumulation unit value at beginning of period	$0.72	$0.63	$0.66	$0.61	$0.45	$0.76	$0.68	$0.70	$0.62	$0.58
Accumulation unit value at end of period	$0.97	$0.72	$0.63	$0.66	$0.61	$0.45	$0.76	$0.68	$0.70	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	798	835	1,033	1,121	1,364	1,741	2,262	3,220	3,655	3,938

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.23	$1.19	$1.10	$1.13	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$1.43	$1.35	$1.23	$1.19	$1.10	$1.13	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,513	1,762	1,633	1,955	1,983	1,853	2,871	2,934	2,335	799

American Century VP International, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$0.86	$0.99	$0.89	$0.68	$1.25	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.02	$0.86	$0.99	$0.89	$0.68	$1.25	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	27	30	—	—	—	—	—

American Century VP Ultra®, Class II (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$0.98	$0.99	$0.87	$0.66	$1.14	$0.96	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.10	$0.98	$0.99	$0.87	$0.66	$1.14	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	43	43	54	54	11	11	178	—	—

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.15	$1.15	$1.04	$0.88	$1.22	$1.31	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.29	$1.15	$1.15	$1.04	$0.88	$1.22	$1.31	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	21	31	61	61	60	66	90	87	91	41

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.77	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	25	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.02	$0.92	$0.75	$1.09	$1.09	$0.97	$0.94	$0.88
Accumulation unit value at end of period	$1.38	$1.15	$1.02	$1.02	$0.92	$0.75	$1.09	$1.09	$0.97	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	645	779	789	915	1,004	1,330	1,631	1,534	1,393	1,424

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.07	$1.09	$1.10	$1.10	$1.06	$1.03	$1.02	$1.03
Accumulation unit value at end of period	$1.02	$1.04	$1.05	$1.07	$1.09	$1.10	$1.10	$1.06	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	605	1,130	1,085	1,373	2,289	3,556	3,511	4,258	5,054	5,813

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.58	$1.49	$1.42	$1.33	$1.18	$1.28	$1.24	$1.21	$1.20	$1.17
Accumulation unit value at end of period	$1.52	$1.58	$1.49	$1.42	$1.33	$1.18	$1.28	$1.24	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	582	679	670	833	3,776	3,697	3,973	1,279	1,145	1,267

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  107

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.72	$1.54	$1.64	$1.43	$1.14	$1.94	$1.83	$1.55	$1.39	$1.19
Accumulation unit value at end of period	$2.15	$1.72	$1.54	$1.64	$1.43	$1.14	$1.94	$1.83	$1.55	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,183	1,507	1,619	1,778	3,850	4,036	3,632	3,425	2,161	854

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$1.97	$2.54	$2.15	$1.26	$2.76	$2.03	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.26	$2.34	$1.97	$2.54	$2.15	$1.26	$2.76	$2.03	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	449	467	544	504	874	1,256	918	1,102	882	424

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.87	$1.64	$1.58	$1.41	$0.93	$1.26	$1.26	$1.15	$1.13	$1.03
Accumulation unit value at end of period	$1.95	$1.87	$1.64	$1.58	$1.41	$0.93	$1.26	$1.26	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	916	1,066	1,230	1,699	2,044	1,953	2,461	3,559	2,355	3,591

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.55	$1.37	$1.31	$1.18	$0.84	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.55	$1.37	$1.31	$1.18	$0.84	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	36	40	58	1,729	1,172	1,210	66	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.97	$0.84	$0.97	$0.87	$0.69	$1.18	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.17	$0.97	$0.84	$0.97	$0.87	$0.69	$1.18	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	1	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$0.55	$0.47	$0.49	$0.43	$0.32	$0.58	$0.57	$0.52	$0.49	$0.46
Accumulation unit value at end of period	$0.71	$0.55	$0.47	$0.49	$0.43	$0.32	$0.58	$0.57	$0.52	$0.49
Number of accumulation units outstanding at end of period (000 omitted)	76	221	178	194	200	505	492	384	703	733

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$0.78	$0.69	$0.67	$0.58	$0.47	$0.83	$0.82	$0.73	$0.69	$0.67
Accumulation unit value at end of period	$1.02	$0.78	$0.69	$0.67	$0.58	$0.47	$0.83	$0.82	$0.73	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,468	2,174	2,569	3,124	3,726	3,771	4,175	4,631	3,835	3,213

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	535	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,009	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.00	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.05	$0.95	$1.00	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	112	110	149	3,008	2,267	1,665	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.58	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.56	$1.42	$1.70	$1.37	$0.85	$1.57	$1.40	$1.43	$1.32	$1.23
Accumulation unit value at end of period	$2.01	$1.56	$1.42	$1.70	$1.37	$0.85	$1.57	$1.40	$1.43	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	114	159	176	201	224	301	277	281	271	202

 108  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.46	$1.29	$1.04	$1.68	$1.63	$1.43	$1.40	$1.29
Accumulation unit value at end of period	$2.15	$1.66	$1.46	$1.46	$1.29	$1.04	$1.68	$1.63	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	5	11	36	38	57	48	177	184	189	199

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.94	$0.79	$0.64	$1.07	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.06	$0.91	$0.94	$0.79	$0.64	$1.07	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.48	$1.28	$1.42	$1.14	$0.83	$1.37	$1.45	$1.32	$1.28	$1.09
Accumulation unit value at end of period	$2.16	$1.48	$1.28	$1.42	$1.14	$0.83	$1.37	$1.45	$1.32	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	107	190	202	209	231	254	355	416	516	616

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$1.08	$0.99	$1.07	$0.86	$0.70	$0.99	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.08	$0.99	$1.07	$0.86	$0.70	$0.99	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	30	94	90	2,111	1,614	1,509	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/11/2000)
Accumulation unit value at beginning of period	$1.22	$1.22	$1.23	$1.21	$1.16	$1.21	$1.17	$1.15	$1.15	$1.16
Accumulation unit value at end of period	$1.18	$1.22	$1.22	$1.23	$1.21	$1.16	$1.21	$1.17	$1.15	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	493	526	627	537	1,126	824	634	688	614	765

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	78	78	76	9	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.95	$0.76	$0.57	$0.98	$0.98	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.10	$0.94	$0.95	$0.76	$0.57	$0.98	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.42	$1.25	$1.38	$1.08	$0.70	$1.21	$1.07	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	233	296	308	353	454	550	562	865	513	206

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2003)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.50	$1.33	$1.01	$1.56	$1.47	$1.37	$1.34	$1.29
Accumulation unit value at end of period	$2.17	$1.64	$1.49	$1.50	$1.33	$1.01	$1.56	$1.47	$1.37	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.19	$1.05	$0.88	$1.27	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.38	$1.28	$1.19	$1.05	$0.88	$1.27	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	68	121	121	121	160	160	157	160	88

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	47	47	44	2	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.70	$0.88	$0.86	$0.67	$1.09	$1.06	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.78	$0.70	$0.88	$0.86	$0.67	$1.09	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.15	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	82	78	91	1,181	987	882	—	—	—

Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.36	$1.17	$0.86	$1.33	$1.24	$1.13	$1.09	$1.05
Accumulation unit value at end of period	$1.71	$1.45	$1.29	$1.36	$1.17	$0.86	$1.33	$1.24	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	9	14	14

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  109

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$1.90	$1.66	$1.74	$1.51	$1.13	$2.01	$1.74	$1.58	$1.38	$1.22
Accumulation unit value at end of period	$2.45	$1.90	$1.66	$1.74	$1.51	$1.13	$2.01	$1.74	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,461	2,007	2,315	2,604	3,380	4,458	4,603	5,502	3,396	1,696

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.83	$1.52	$1.59	$1.37	$1.02	$1.77	$1.69	$1.51	$1.27	$1.27
Accumulation unit value at end of period	$2.49	$1.83	$1.52	$1.59	$1.37	$1.02	$1.77	$1.69	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$1.15	$0.99	$0.99	$0.88	$0.70	$1.22	$1.11	$1.00	$0.94	$0.91
Accumulation unit value at end of period	$1.51	$1.15	$0.99	$0.99	$0.88	$0.70	$1.22	$1.11	$1.00	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	864	1,191	1,378	1,500	1,719	2,275	3,050	3,548	3,902	4,085

Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.10	$0.98	$0.78	$1.36	$1.24	$1.12	$1.06	$1.02
Accumulation unit value at end of period	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.36	$1.24	$1.12	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.04	$0.85	$0.68	$1.30	$1.04	$1.00	$0.96	$0.95
Accumulation unit value at end of period	$1.54	$1.15	$1.02	$1.04	$0.85	$0.68	$1.30	$1.04	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	24	41	44	74	64	46	70

Fidelity® VIP High Income Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.92	$1.71	$1.68	$1.50	$1.06	$1.44	$1.43	$1.31	$1.30	$1.21
Accumulation unit value at end of period	$2.00	$1.92	$1.71	$1.68	$1.50	$1.06	$1.44	$1.43	$1.31	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.21	$1.15	$1.01	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.33	$1.28	$1.21	$1.15	$1.01	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	196	204	233	1,696	1,797	1,595	20	—	—

Fidelity® VIP Mid Cap Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$2.44	$2.16	$2.46	$1.94	$1.41	$2.36	$2.08	$1.88	$1.61	$1.31
Accumulation unit value at end of period	$3.26	$2.44	$2.16	$2.46	$1.94	$1.41	$2.36	$2.08	$1.88	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	468	625	886	1,212	1,482	1,817	2,472	3,539	3,997	4,551

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.22	$1.97	$2.25	$1.78	$1.29	$2.17	$1.91	$1.73	$1.49	$1.21
Accumulation unit value at end of period	$2.97	$2.22	$1.97	$2.25	$1.78	$1.29	$2.17	$1.91	$1.73	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	225	411	487	501	984	1,263	1,081	1,005	665	299

Fidelity® VIP Overseas Portfolio Service Class (02/11/2000)
Accumulation unit value at beginning of period	$0.88	$0.74	$0.91	$0.82	$0.66	$1.19	$1.04	$0.89	$0.76	$0.68
Accumulation unit value at end of period	$1.13	$0.88	$0.74	$0.91	$0.82	$0.66	$1.19	$1.04	$0.89	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	251	408	428	470	544	1,476	1,677	1,079	1,172	1,219

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.86	$1.57	$1.93	$1.74	$1.40	$2.54	$2.21	$1.90	$1.63	$1.46
Accumulation unit value at end of period	$2.39	$1.86	$1.57	$1.93	$1.74	$1.40	$2.54	$2.21	$1.90	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	426	645	704	681	782	835	796	972	880	422

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (02/11/2000)
Accumulation unit value at beginning of period	$2.32	$1.85	$1.99	$1.67	$1.43	$2.52	$3.23	$2.72	$2.44	$1.88
Accumulation unit value at end of period	$2.33	$2.32	$1.85	$1.99	$1.67	$1.43	$2.52	$3.23	$2.72	$2.44
Number of accumulation units outstanding at end of period (000 omitted)	179	294	353	344	398	432	671	910	960	841

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.69	$1.52	$1.14	$1.65	$1.61	$1.39	$1.39	$1.24
Accumulation unit value at end of period	$2.11	$1.89	$1.70	$1.69	$1.52	$1.14	$1.65	$1.61	$1.39	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	125	149	149	130	136	117	104	41	41	21

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.01	$0.85	$0.74	$1.03	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.16	$1.05	$1.01	$0.85	$0.74	$1.03	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.92	$1.65	$1.74	$1.38	$1.08	$1.64	$1.71	$1.49	$1.39	$1.14
Accumulation unit value at end of period	$2.57	$1.92	$1.65	$1.74	$1.38	$1.08	$1.64	$1.71	$1.49	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	19	34	39	71	69	65	70

 110  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.35	$1.08	$0.76	$1.35	$1.23	$1.15	$1.12	$1.02
Accumulation unit value at end of period	$1.88	$1.38	$1.27	$1.35	$1.08	$0.76	$1.35	$1.23	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	24	24	25	37	44	40	109	122	130	142

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (02/11/2000)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.61	$1.47	$1.19	$1.92	$1.88	$1.62	$1.48	$1.34
Accumulation unit value at end of period	$2.22	$1.76	$1.57	$1.61	$1.47	$1.19	$1.92	$1.88	$1.62	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	814	954	1,086	1,205	1,461	1,611	2,023	2,313	2,432	2,461

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.61	$1.39	$1.58	$1.48	$1.10	$1.87	$1.64	$1.38	$1.27	$1.09
Accumulation unit value at end of period	$1.95	$1.61	$1.39	$1.58	$1.48	$1.10	$1.87	$1.64	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	229	337	348	443	472	440	778	909	892	833

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.04	$1.80	$1.85	$1.64	$1.40	$1.34	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.04	$2.04	$1.80	$1.85	$1.64	$1.40	$1.34	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	514	603	643	702	1,801	1,726	2,348	1,894	871	313

FTVIPT Templeton Growth VIP Fund – Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.79	$0.86	$0.81	$0.63	$1.11	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.21	$0.94	$0.79	$0.86	$0.81	$0.63	$1.11	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	116	118	134	134	96	56	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$2.28	$1.95	$2.12	$1.72	$1.31	$2.12	$2.09	$1.83	$1.65	$1.33
Accumulation unit value at end of period	$2.98	$2.28	$1.95	$2.12	$1.72	$1.31	$2.12	$2.09	$1.83	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	371	621	744	776	1,228	1,396	1,518	1,436	949	393

Goldman Sachs VIT Strategic Growth Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.93	$0.79	$0.83	$0.76	$0.52	$0.91	$0.84	$0.79	$0.78	$0.72
Accumulation unit value at end of period	$1.22	$0.93	$0.79	$0.83	$0.76	$0.52	$0.91	$0.84	$0.79	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	70	200	275	314	485	402	603	790	986	1,121

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.81	$0.68	$0.81	$0.75	$0.59	$1.11	$1.04	$0.87	$0.78	$0.69
Accumulation unit value at end of period	$0.99	$0.81	$0.68	$0.81	$0.75	$0.59	$1.11	$1.04	$0.87	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	86	122	158	202	248	287	351	483	630	618

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.96	$0.85	$0.83	$0.75	$0.63	$1.01	$1.05	$0.94	$0.90	$0.79
Accumulation unit value at end of period	$1.30	$0.96	$0.85	$0.83	$0.75	$0.63	$1.01	$1.05	$0.94	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	298	363	426	501	530	1,149	1,251	888	880	911

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	350	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	118	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.68	$1.43	$1.49	$1.31	$1.04	$1.64	$1.70	$1.49	$1.46	$1.26
Accumulation unit value at end of period	$2.24	$1.68	$1.43	$1.49	$1.31	$1.04	$1.64	$1.70	$1.49	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,992	2,329	2,574	3,442	3,872	3,900	4,082	2,752	959

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.19	$1.06	$1.08	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	582	611	812	1,217	1,457	1,848	2,491	2,734	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.17	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  111

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.64	$1.46	$1.52	$1.37	$1.12	$1.69	$1.67	$1.46	$1.36	$1.21
Accumulation unit value at end of period	$2.16	$1.64	$1.46	$1.52	$1.37	$1.12	$1.69	$1.67	$1.46	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	7	7	7	11	3	3

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.93	$0.82	$0.90	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	51	53	71	2,362	1,099	766	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.12	$1.03	$1.12	$1.00	$0.78	$1.12	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.12	$1.03	$1.12	$1.00	$0.78	$1.12	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	260	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	84	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.13	$1.08	$0.74	$1.56	$1.57	$1.41	$1.36	$1.25
Accumulation unit value at end of period	$1.64	$1.25	$1.08	$1.13	$1.08	$0.74	$1.56	$1.57	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	20	22	43	45	73	92	99	111	124	123

Janus Aspen Series Enterprise Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.62	$0.53	$0.55	$0.45	$0.31	$0.57	$0.48	$0.43	$0.39	$0.33
Accumulation unit value at end of period	$0.80	$0.62	$0.53	$0.55	$0.45	$0.31	$0.57	$0.48	$0.43	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	460	510	604	919	1,057	1,535	1,715	2,068	2,545	3,020

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.53	$0.45	$0.51	$0.41	$0.27	$0.49	$0.41	$0.38	$0.35	$0.35
Accumulation unit value at end of period	$0.71	$0.53	$0.45	$0.51	$0.41	$0.27	$0.49	$0.41	$0.38	$0.35
Number of accumulation units outstanding at end of period (000 omitted)	87	104	170	236	298	374	436	653	960	1,339

Janus Aspen Series Janus Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$0.69	$0.60	$0.64	$0.57	$0.43	$0.72	$0.64	$0.58	$0.57	$0.56
Accumulation unit value at end of period	$0.89	$0.69	$0.60	$0.64	$0.57	$0.43	$0.72	$0.64	$0.58	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	684	756	1,021	1,621	5,519	5,464	5,544	3,179	3,654	4,012

Janus Aspen Series Overseas Portfolio: Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.49	$1.21	$0.69	$1.46	$1.16	$0.80	$0.62	$0.53
Accumulation unit value at end of period	$1.24	$1.10	$0.99	$1.49	$1.21	$0.69	$1.46	$1.16	$0.80	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	1,102	1,155	1,338	1,754	2,102	2,694	2,756	2,778	2,877	3,282

JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares (04/24/2009)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.48	$1.32	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$2.22	$1.65	$1.43	$1.48	$1.32	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	60	59	59	87	—	—	—	—	—

Lazard Retirement International Equity Portfolio – Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.08	$0.90	$0.99	$0.94	$0.79	$1.27	$1.17	$0.97	$0.89	$0.79
Accumulation unit value at end of period	$1.28	$1.08	$0.90	$0.99	$0.94	$0.79	$1.27	$1.17	$0.97	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	45	54	48	43	54	199	310	388	441	430

Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares (02/11/2000)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.10	$0.99	$0.79	$1.25	$1.28	$1.11	$1.09	$0.99
Accumulation unit value at end of period	$1.56	$1.24	$1.10	$1.10	$0.99	$0.79	$1.25	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	95	92	102	123	126	143	231	222	267	271

LVIP Baron Growth Opportunities Fund – Service Class (02/11/2000)
Accumulation unit value at beginning of period	$2.01	$1.73	$1.69	$1.36	$1.00	$1.67	$1.64	$1.44	$1.42	$1.15
Accumulation unit value at end of period	$2.78	$2.01	$1.73	$1.69	$1.36	$1.00	$1.67	$1.64	$1.44	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	125	164	195	216	256	321	607	820	969	1,061

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.66	$1.44	$1.46	$1.32	$0.97	$1.56	$1.43	$1.35	$1.32	$1.23
Accumulation unit value at end of period	$2.12	$1.66	$1.44	$1.46	$1.32	$0.97	$1.56	$1.43	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 112  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Trust Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$1.78	$1.52	$1.57	$1.44	$1.15	$1.75	$1.61	$1.45	$1.37	$1.25
Accumulation unit value at end of period	$2.31	$1.78	$1.52	$1.57	$1.44	$1.15	$1.75	$1.61	$1.45	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.32	$1.13	$1.18	$1.08	$0.87	$1.32	$1.22	$1.10	$1.04	$0.95
Accumulation unit value at end of period	$1.71	$1.32	$1.13	$1.18	$1.08	$0.87	$1.32	$1.22	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	10	10	10	10	8	8

MFS® New Discovery Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.14	$0.85	$0.53	$0.89	$0.88	$0.79	$0.76	$0.73
Accumulation unit value at end of period	$1.68	$1.20	$1.01	$1.14	$0.85	$0.53	$0.89	$0.88	$0.79	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	249	277	439	540	571	676	864	1,889	2,075	2,485

MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.56	$1.31	$1.48	$1.11	$0.69	$1.16	$1.16	$1.04	$1.01	$0.96
Accumulation unit value at end of period	$2.16	$1.56	$1.31	$1.48	$1.11	$0.69	$1.16	$1.16	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	10	—	—	13	14	13

MFS® Research Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$1.02	$0.88	$0.90	$0.79	$0.62	$0.98	$0.88	$0.81	$0.76	$0.67
Accumulation unit value at end of period	$1.33	$1.02	$0.88	$0.90	$0.79	$0.62	$0.98	$0.88	$0.81	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	766	861	942	1,055	1,207	1,335	1,463	1,789	2,180	2,940

MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.37	$1.25	$1.25	$1.16	$1.00	$1.31	$1.28	$1.17	$1.16	$1.06
Accumulation unit value at end of period	$1.60	$1.37	$1.25	$1.25	$1.16	$1.00	$1.31	$1.28	$1.17	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	63	65	90	113	317	466	606	1,316	1,434	1,589

MFS® Utilities Series – Initial Class (02/11/2000)
Accumulation unit value at beginning of period	$1.89	$1.69	$1.61	$1.44	$1.10	$1.79	$1.42	$1.10	$0.96	$0.75
Accumulation unit value at end of period	$2.24	$1.89	$1.69	$1.61	$1.44	$1.10	$1.79	$1.42	$1.10	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	329	391	506	569	728	1,193	1,334	1,351	1,659	1,728

MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.74	$2.46	$2.35	$2.10	$1.61	$2.63	$2.09	$1.62	$1.41	$1.11
Accumulation unit value at end of period	$3.24	$2.74	$2.46	$2.35	$2.10	$1.61	$2.63	$2.09	$1.62	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	30	34	52	54	51	45	70	74	64	56

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.69	$0.78	$0.65	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	497	810	386	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.16	$1.08	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	16	16	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.61	$2.29	$2.20	$1.72	$1.36	$2.23	$2.73	$2.01	$1.74	$1.30
Accumulation unit value at end of period	$2.62	$2.61	$2.29	$2.20	$1.72	$1.36	$2.23	$2.73	$2.01	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	11	12	12	13	21	31	34	33	34	35

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.02	$0.98	$0.77	$0.61	$1.00	$1.23	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.16	$1.02	$0.98	$0.77	$0.61	$1.00	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.30	$1.21	$0.85	$1.59	$1.42	$1.34	$1.30	$1.24
Accumulation unit value at end of period	$1.79	$1.41	$1.26	$1.30	$1.21	$0.85	$1.59	$1.42	$1.34	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	85	90	111	117	158	164	278	330	328	322

Oppenheimer Global Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.02	$1.70	$1.89	$1.66	$1.21	$2.06	$1.97	$1.71	$1.52	$1.30
Accumulation unit value at end of period	$2.53	$2.02	$1.70	$1.89	$1.66	$1.21	$2.06	$1.97	$1.71	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	15	123	125	127	136	155	194	197	168	54

Oppenheimer Global Strategic Income Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.68	$1.51	$1.52	$1.35	$1.15	$1.37	$1.27	$1.21	$1.20	$1.12
Accumulation unit value at end of period	$1.64	$1.68	$1.51	$1.52	$1.35	$1.15	$1.37	$1.27	$1.21	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,244	1,255	1,346	1,498	3,647	3,319	3,876	2,715	1,678	741

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  113

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$2.07	$1.79	$1.86	$1.54	$1.14	$1.87	$1.93	$1.71	$1.58	$1.35
Accumulation unit value at end of period	$2.87	$2.07	$1.79	$1.86	$1.54	$1.14	$1.87	$1.93	$1.71	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	38	41	76	79	91	73	103	95	102	106

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.14	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.29	$1.14	$1.14	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	76	85	106	1,414	2,026	2,055	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.57	$1.31	$1.35	$1.33	$1.08	$1.32	$1.35	$1.33	$1.20	$1.13
Accumulation unit value at end of period	$2.20	$1.57	$1.31	$1.35	$1.33	$1.08	$1.32	$1.35	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	22	28	59	46	50	58	72	75	56	44

Putnam VT Growth and Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.14	$0.97	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.52	$1.14	$0.97	$1.04	$0.92	$0.72	$1.19	$1.29	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	30	32	33	35	37

Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.39	$1.28	$0.89	$1.19	$1.15	$1.11	$1.11	$1.08
Accumulation unit value at end of period	$1.57	$1.56	$1.43	$1.39	$1.28	$0.89	$1.19	$1.15	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	2	2

Putnam VT International Equity Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.33	$1.23	$1.00	$1.81	$1.70	$1.35	$1.22	$1.07
Accumulation unit value at end of period	$1.64	$1.30	$1.09	$1.33	$1.23	$1.00	$1.81	$1.70	$1.35	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	21	23	56	64	67	82	83

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.63	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.53	$1.32	$1.36	$1.19	$0.91	$1.50	$1.52	$1.39	$1.34	$1.27
Accumulation unit value at end of period	$2.01	$1.53	$1.32	$1.36	$1.19	$0.91	$1.50	$1.52	$1.39	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.18	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.76	$1.28	$1.11	$1.18	$0.96	$0.74	$1.24	$1.44	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	4	57	49	9	13	388	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (02/11/2000)
Accumulation unit value at beginning of period	$2.90	$2.74	$3.17	$2.47	$1.59	$2.85	$2.79	$2.34	$2.13	$1.90
Accumulation unit value at end of period	$3.45	$2.90	$2.74	$3.17	$2.47	$1.59	$2.85	$2.79	$2.34	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	301	316	334	365	451	472	635	968	1,036	1,354

Royce Capital Fund – Small-Cap Portfolio, Investment Class (02/11/2000)
Accumulation unit value at beginning of period	$3.20	$2.89	$3.03	$2.56	$1.92	$2.68	$2.79	$2.45	$2.29	$1.86
Accumulation unit value at end of period	$4.24	$3.20	$2.89	$3.03	$2.56	$1.92	$2.68	$2.79	$2.45	$2.29
Number of accumulation units outstanding at end of period (000 omitted)	96	126	174	196	240	333	428	588	734	852

Third Avenue Value Portfolio (02/11/2000)
Accumulation unit value at beginning of period	$2.36	$1.88	$2.43	$2.16	$1.51	$2.73	$2.91	$2.56	$2.27	$1.92
Accumulation unit value at end of period	$2.76	$2.36	$1.88	$2.43	$2.16	$1.51	$2.73	$2.91	$2.56	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	170	245	277	355	445	611	880	1,292	1,445	1,239

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,188	2,319	2,828	2,891	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.16	$1.13	$1.07	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.30	$1.25	$1.16	$1.13	$1.07	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	133	142	183	2,499	1,415	1,694	1,612	—	—

 114  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	236	434	299	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.12	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,288	2,762	2,903	3,043	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,407	1,230	945	568	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.17	$1.08	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,948	13,087	14,574	16,510	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.19	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	518	775	805	380	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.08	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.08	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,353	10,024	10,819	11,466	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	782	677	959	638	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.15	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,457	4,763	5,254	5,295	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/31/2002)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.96	$1.60	$1.19	$1.77	$1.89	$1.59	$1.53	$1.30
Accumulation unit value at end of period	$2.73	$2.06	$1.84	$1.96	$1.60	$1.19	$1.77	$1.89	$1.59	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	640	880	970	1,053	1,308	1,474	1,618	1,525	1,501	718

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.88	$0.81	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	81	85	114	3,147	1,936	1,541	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.30	$1.08	$0.80	$1.29	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.84	$1.38	$1.20	$1.30	$1.08	$0.80	$1.29	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (02/11/2000)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.19	$0.97	$0.66	$1.22	$1.07	$0.79	$0.66	$0.52
Accumulation unit value at end of period	$1.44	$1.19	$1.00	$1.19	$0.97	$0.66	$1.22	$1.07	$0.79	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	310	375	471	488	1,424	2,260	1,834	1,113	909	895

Wanger USA (02/11/2000)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.44	$1.18	$0.85	$1.42	$1.37	$1.29	$1.18	$1.01
Accumulation unit value at end of period	$2.12	$1.61	$1.36	$1.44	$1.18	$0.85	$1.42	$1.37	$1.29	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	839	1,098	1,184	1,298	1,959	2,236	2,262	2,124	1,887	1,310

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.65	$1.49	$1.42	$1.27	$1.12	$1.61	$1.52	$1.37	$1.33	$1.24
Accumulation unit value at end of period	$1.95	$1.65	$1.49	$1.42	$1.27	$1.12	$1.61	$1.52	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	47	48	58	49	49	76	102	119	119	43

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.63	$1.42	$1.25	$2.18	$1.93	$1.60	$1.40	$1.20
Accumulation unit value at end of period	$1.84	$1.56	$1.40	$1.63	$1.42	$1.25	$2.18	$1.93	$1.60	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	36	39	43	54	76	100	135	166	163	169

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  115

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (02/11/2000)
Accumulation unit value at beginning of period	$1.27	$1.08	$1.12	$1.00	$0.87	$1.39	$1.38	$1.18	$1.14	$1.04
Accumulation unit value at end of period	$1.63	$1.27	$1.08	$1.12	$1.00	$0.87	$1.39	$1.38	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	584	784	964	1,071	1,256	1,157	1,375	1,432	1,739	1,400

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.12	$1.79	$1.93	$1.64	$1.16	$1.62	$1.48	$1.42	$1.39	$1.32
Accumulation unit value at end of period	$2.92	$2.12	$1.79	$1.93	$1.64	$1.16	$1.62	$1.48	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	940	1,346	1,486	1,623	30	47	64	71	83	82

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	86	94	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.55	$2.40	$2.55	$2.05	$1.36	$2.36	$2.11	$1.75	$1.67	$1.49
Accumulation unit value at end of period	$3.76	$2.55	$2.40	$2.55	$2.05	$1.36	$2.36	$2.11	$1.75	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	3	3	29	6	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	10	23	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.30	$1.24	$1.12	$1.12	$1.07	$1.04	$1.04	$1.01
Accumulation unit value at end of period	$1.39	$1.45	$1.39	$1.30	$1.24	$1.12	$1.12	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,058	1,246	1,180	1,344	1,542	1,510	2,330	4,299	1,431	508

 116  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.01	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.04	$1.09	$1.01	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58	$1.48	$1.45	$1.41
Accumulation unit value at end of period	$1.72	$1.42	$1.27	$1.69	$1.45	$0.96	$1.86	$1.58	$1.48	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	39	42	42	43	63	43	339	112	156	158

AllianceBernstein VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.63	$1.41	$1.35	$1.22	$1.03	$1.77	$1.71	$1.49	$1.45	$1.32
Accumulation unit value at end of period	$2.16	$1.63	$1.41	$1.35	$1.22	$1.03	$1.77	$1.71	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	221	225	233	236	346	400	528	530	616	622

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.05	$0.93	$1.18	$1.15	$0.87	$1.89	$1.82	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.27	$1.05	$0.93	$1.18	$1.15	$0.87	$1.89	$1.82	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	990	1,863	2,247	2,294	4,385	5,396	3,686	3,029	2,119	537

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.53	$1.34	$1.41	$1.31	$0.97	$1.64	$1.46	$1.50	$1.33	$1.24
Accumulation unit value at end of period	$2.07	$1.53	$1.34	$1.41	$1.31	$0.97	$1.64	$1.46	$1.50	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	14	15	43	110	120	137	179	171	177	187

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.35	$1.23	$1.19	$1.09	$1.13	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.35	$1.23	$1.19	$1.09	$1.13	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,292	1,791	2,262	2,949	3,153	2,978	5,020	5,498	4,472	1,212

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.74	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.42	$1.11	$0.97	$1.00	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	25	55	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.56	$1.16	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	619	1,269	1,456	1,853	2,037	2,115	2,371	4,396	1,978	814

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	12	56	20	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.76	$1.22	$1.04	$1.04	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	10	10	10	22	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02	$0.99	$0.98	$0.99
Accumulation unit value at end of period	$0.97	$0.99	$1.01	$1.02	$1.04	$1.05	$1.05	$1.02	$0.99	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	741	903	1,702	2,115	3,351	3,612	1,885	1,470	766	287

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.24	$1.17	$1.04	$1.13	$1.09	$1.06	$1.05	$1.03
Accumulation unit value at end of period	$1.33	$1.38	$1.31	$1.24	$1.17	$1.04	$1.13	$1.09	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	665	752	1,084	1,363	10,096	9,685	8,940	4,427	1,401	1,444

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.64	$1.43	$1.14	$1.95	$1.83	$1.55	$1.39	$1.20
Accumulation unit value at end of period	$2.14	$1.72	$1.53	$1.64	$1.43	$1.14	$1.95	$1.83	$1.55	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	859	1,769	2,320	2,716	8,325	7,708	6,016	4,986	2,404	286

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$1.96	$2.53	$2.15	$1.25	$2.75	$2.03	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.25	$2.33	$1.96	$2.53	$2.15	$1.25	$2.75	$2.03	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	346	542	677	682	1,688	2,430	1,692	1,797	1,246	418

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  117

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.85	$1.63	$1.56	$1.40	$0.92	$1.25	$1.25	$1.15	$1.12	$1.02
Accumulation unit value at end of period	$1.93	$1.85	$1.63	$1.56	$1.40	$0.92	$1.25	$1.25	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	286	466	702	858	1,039	1,295	1,788	2,394	1,528	436

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.75	$1.55	$1.49	$1.34	$0.95	$1.19	$1.18	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.81	$1.75	$1.55	$1.49	$1.34	$0.95	$1.19	$1.18	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	81	123	177	244	4,591	2,818	2,486	802	1	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.23	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.71	$1.42	$1.23	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	7	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.31	$1.13	$0.84	$1.54	$1.52	$1.39	$1.30	$1.22
Accumulation unit value at end of period	$1.88	$1.47	$1.24	$1.31	$1.13	$0.84	$1.54	$1.52	$1.39	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	17	20	18	5	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.75	$0.67	$0.65	$0.56	$0.46	$0.81	$0.80	$0.71	$0.68	$0.65
Accumulation unit value at end of period	$0.99	$0.75	$0.67	$0.65	$0.56	$0.46	$0.81	$0.80	$0.71	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	1,402	1,936	2,409	3,157	3,716	3,845	3,974	4,539	4,651	2,949

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,332	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	233	328	448	9,179	6,349	4,121	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.58	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.83	$0.72	$0.87	$0.78	$0.58	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.74	$1.40	$0.87	$1.61	$1.44	$1.46	$1.35	$1.26
Accumulation unit value at end of period	$2.05	$1.59	$1.46	$1.74	$1.40	$0.87	$1.61	$1.44	$1.46	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	24	35	42	47	71	96	90	120	115	44

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$0.94	$0.81	$0.90	$0.75	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	6	26	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.45	$1.45	$1.29	$1.04	$1.68	$1.62	$1.43	$1.40	$1.29
Accumulation unit value at end of period	$2.14	$1.65	$1.45	$1.45	$1.29	$1.04	$1.68	$1.62	$1.43	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	217	233	245	292	293	282	82	82	86	57

 118  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.14	$0.96	$0.77	$1.30	$1.33	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.74	$1.28	$1.10	$1.14	$0.96	$0.77	$1.30	$1.33	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.31	$1.13	$1.26	$1.01	$0.73	$1.22	$1.29	$1.17	$1.14	$0.98
Accumulation unit value at end of period	$1.92	$1.31	$1.13	$1.26	$1.01	$0.73	$1.22	$1.29	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	22	23	23	23	30	31	42	43	46	47

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.36	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.96	$1.49	$1.36	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	69	130	177	242	4,708	3,368	2,764	5	5	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.21	$1.19	$1.15	$1.20	$1.16	$1.13	$1.13	$1.14
Accumulation unit value at end of period	$1.16	$1.20	$1.20	$1.21	$1.19	$1.15	$1.20	$1.16	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	676	762	920	995	2,247	1,818	1,636	1,686	1,464	2,105

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.71	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	19	19	19	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.25	$1.00	$0.75	$1.28	$1.28	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.91	$1.44	$1.23	$1.25	$1.00	$0.75	$1.28	$1.28	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.24	$1.37	$1.08	$0.70	$1.21	$1.07	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.84	$1.41	$1.24	$1.37	$1.08	$0.70	$1.21	$1.07	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	188	349	402	501	618	787	863	1,433	740	249

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63	$0.62	$0.59
Accumulation unit value at end of period	$1.00	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	21	29	43	53	54	77	109

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.64	$1.38	$1.27	$1.19	$1.05	$0.87	$1.26	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.83	$0.69	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$1.00	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.33	$1.10	$1.00	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	7	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	158	218	280	3,435	2,725	1,896	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.01	$1.76	$1.84	$1.60	$1.20	$2.13	$1.85	$1.69	$1.47	$1.30
Accumulation unit value at end of period	$2.60	$2.01	$1.76	$1.84	$1.60	$1.20	$2.13	$1.85	$1.69	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1,688	2,720	3,597	4,273	5,868	8,454	9,541	10,355	6,755	4,083

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.52	$1.26	$1.32	$1.14	$0.85	$1.48	$1.41	$1.26	$1.06	$1.06
Accumulation unit value at end of period	$2.07	$1.52	$1.26	$1.32	$1.14	$0.85	$1.48	$1.41	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	1	1	—	1	1	1

Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.62	$1.44	$1.46	$1.20	$0.95	$1.84	$1.48	$1.41	$1.36	$1.34
Accumulation unit value at end of period	$2.17	$1.62	$1.44	$1.46	$1.20	$0.95	$1.84	$1.48	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	61	67	115	130	161	199

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  119

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.60	$1.43	$1.01	$1.37	$1.36	$1.25	$1.24	$1.15
Accumulation unit value at end of period	$1.90	$1.83	$1.63	$1.60	$1.43	$1.01	$1.37	$1.36	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	25	25	25	19	19	19	22	22	22	22

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.24	$1.17	$1.03	$1.09	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.35	$1.30	$1.24	$1.17	$1.03	$1.09	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	860	1,334	1,549	1,827	5,936	5,462	5,876	2,468	1,893	708

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.33	$2.06	$2.35	$1.86	$1.35	$2.28	$2.01	$1.82	$1.57	$1.28
Accumulation unit value at end of period	$3.11	$2.33	$2.06	$2.35	$1.86	$1.35	$2.28	$2.01	$1.82	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	395	569	740	844	2,215	2,876	2,509	1,985	1,376	1,002

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.85	$1.57	$1.93	$1.73	$1.40	$2.54	$2.20	$1.90	$1.63	$1.46
Accumulation unit value at end of period	$2.37	$1.85	$1.57	$1.93	$1.73	$1.40	$2.54	$2.20	$1.90	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	225	349	447	493	554	631	708	921	814	375

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.06	$1.64	$1.77	$1.49	$1.27	$2.24	$2.88	$2.43	$2.18	$1.68
Accumulation unit value at end of period	$2.07	$2.06	$1.64	$1.77	$1.49	$1.27	$2.24	$2.88	$2.43	$2.18
Number of accumulation units outstanding at end of period (000 omitted)	23	24	61	79	103	112	129	143	179	154

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.89	$1.70	$1.69	$1.53	$1.14	$1.65	$1.62	$1.39	$1.39	$1.24
Accumulation unit value at end of period	$2.11	$1.89	$1.70	$1.69	$1.53	$1.14	$1.65	$1.62	$1.39	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	247	249	422	433	456	528	522	401	503	448

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	7	16	15	17	16	12	11

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (05/01/2002)
Accumulation unit value at beginning of period	$1.72	$1.48	$1.56	$1.24	$0.98	$1.48	$1.54	$1.34	$1.25	$1.03
Accumulation unit value at end of period	$2.31	$1.72	$1.48	$1.56	$1.24	$0.98	$1.48	$1.54	$1.34	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	92	84	106	114	186	253	389	446	450	471

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.65	$0.59	$0.63	$0.50	$0.36	$0.63	$0.58	$0.54	$0.52	$0.48
Accumulation unit value at end of period	$0.88	$0.65	$0.59	$0.63	$0.50	$0.36	$0.63	$0.58	$0.54	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	192	274	378	425	493	554	790	901	1,089	1,247

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.64	$1.46	$1.50	$1.37	$1.10	$1.78	$1.75	$1.51	$1.38	$1.25
Accumulation unit value at end of period	$2.07	$1.64	$1.46	$1.50	$1.37	$1.10	$1.78	$1.75	$1.51	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	831	1,178	1,501	1,886	2,268	2,938	4,831	5,961	5,530	5,447

FTVIPT Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.98	$1.70	$1.93	$1.81	$1.34	$2.29	$2.02	$1.69	$1.56	$1.34
Accumulation unit value at end of period	$2.39	$1.98	$1.70	$1.93	$1.81	$1.34	$2.29	$2.02	$1.69	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	103	160	210	261	292	347	524	509	481	404

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.03	$1.79	$1.84	$1.63	$1.40	$1.34	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.03	$2.03	$1.79	$1.84	$1.63	$1.40	$1.34	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	461	658	919	1,091	4,087	3,929	4,699	3,467	1,682	454

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	116	125	126	162	163	156	156	154	153	127

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.14	$2.70	$2.93	$2.38	$1.82	$2.94	$2.89	$2.53	$2.28	$1.84
Accumulation unit value at end of period	$4.11	$3.14	$2.70	$2.93	$2.38	$1.82	$2.94	$2.89	$2.53	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	244	444	575	685	1,547	1,775	1,885	1,605	937	431

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.93	$0.83	$0.81	$0.73	$0.61	$0.99	$1.02	$0.92	$0.88	$0.78
Accumulation unit value at end of period	$1.26	$0.93	$0.83	$0.81	$0.73	$0.61	$0.99	$1.02	$0.92	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	33	52	81	104	122	171	282

 120  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	76	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.73	$1.48	$1.54	$1.35	$1.07	$1.69	$1.76	$1.54	$1.51	$1.30
Accumulation unit value at end of period	$2.31	$1.73	$1.48	$1.54	$1.35	$1.07	$1.69	$1.76	$1.54	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	1,296	2,488	3,313	3,998	6,138	7,040	7,150	7,069	4,450	1,542

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.18	$1.05	$1.07	$1.00	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	69	76	161	191	204	254	304	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.16	$1.04	$1.06	$0.99	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	17	26	31	45	28	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	14	9	22	6	19	—	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.74	$1.55	$1.61	$1.46	$1.20	$1.80	$1.78	$1.56	$1.45	$1.29
Accumulation unit value at end of period	$2.29	$1.74	$1.55	$1.61	$1.46	$1.20	$1.80	$1.78	$1.56	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	93	153	159	197	190	189	208

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	186	239	305	7,183	3,189	1,916	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.34	$1.19	$0.94	$1.33	$1.24	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.69	$1.34	$1.23	$1.34	$1.19	$0.94	$1.33	$1.24	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	141	159	196	214	226	300	338	380	266

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	34	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.22	$1.16	$0.80	$1.69	$1.69	$1.52	$1.47	$1.35
Accumulation unit value at end of period	$1.76	$1.34	$1.16	$1.22	$1.16	$0.80	$1.69	$1.69	$1.52	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	484	637	802	995	1,098	1,240	1,262	1,368	1,471	1,173

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	222	332	440	7,917	6,530	5,027	—	—	—

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.65	$1.44	$1.45	$1.32	$0.96	$1.55	$1.42	$1.35	$1.32	$1.23
Accumulation unit value at end of period	$2.11	$1.65	$1.44	$1.45	$1.32	$0.96	$1.55	$1.42	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	25	25	26	28	33	34	39	39	35	75

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.11	$0.95	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91	$0.86	$0.79
Accumulation unit value at end of period	$1.44	$1.11	$0.95	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	9	10	44	49	54

MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.15	$1.81	$2.05	$1.54	$0.96	$1.61	$1.60	$1.44	$1.40	$1.34
Accumulation unit value at end of period	$2.99	$2.15	$1.81	$2.05	$1.54	$0.96	$1.61	$1.60	$1.44	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	30	30	30	77	95	97	104	110	115	142

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  121

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.38	$1.28	$1.10	$1.44	$1.41	$1.29	$1.28	$1.17
Accumulation unit value at end of period	$1.76	$1.50	$1.38	$1.38	$1.28	$1.10	$1.44	$1.41	$1.29	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	771	840	1,031	1,200	1,487	1,996	3,177	3,276	3,166	3,185

MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.61	$1.45	$1.38	$1.23	$0.94	$1.53	$1.22	$0.94	$0.82	$0.64
Accumulation unit value at end of period	$1.91	$1.61	$1.45	$1.38	$1.23	$0.94	$1.53	$1.22	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	55	58	62	71	90	113	128	193	290	358

MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.21	$2.89	$2.75	$2.47	$1.89	$3.09	$2.46	$1.91	$1.67	$1.30
Accumulation unit value at end of period	$3.80	$3.21	$2.89	$2.75	$2.47	$1.89	$3.09	$2.46	$1.91	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	30	42	43	78	111	125	150	146	126	111

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.69	$0.78	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.88	$0.69	$0.78	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	74	110	124	1,683	2,280	996	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.56	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.84	$2.50	$2.39	$1.87	$1.48	$2.43	$2.98	$2.19	$1.90	$1.42
Accumulation unit value at end of period	$2.85	$2.84	$2.50	$2.39	$1.87	$1.48	$2.43	$2.98	$2.19	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	3	9	9	9	14	59	86	85	95	95

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.77	$1.71	$1.34	$1.06	$1.74	$2.14	$1.58	$1.38	$1.00
Accumulation unit value at end of period	$2.02	$2.02	$1.77	$1.71	$1.34	$1.06	$1.74	$2.14	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	19	26	30	35	59	75	70	76	83	53

Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.37	$1.27	$0.90	$1.68	$1.50	$1.41	$1.37	$1.31
Accumulation unit value at end of period	$1.89	$1.48	$1.32	$1.37	$1.27	$0.90	$1.68	$1.50	$1.41	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	466	827	954	1,167	1,473	1,623	1,718	1,728	1,429	747

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.66	$1.40	$1.56	$1.37	$1.00	$1.70	$1.63	$1.41	$1.26	$1.07
Accumulation unit value at end of period	$2.08	$1.66	$1.40	$1.56	$1.37	$1.00	$1.70	$1.63	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	171	172	309	313	562	645	737	429	462	327

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.77	$1.59	$1.60	$1.42	$1.22	$1.45	$1.34	$1.27	$1.26	$1.19
Accumulation unit value at end of period	$1.73	$1.77	$1.59	$1.60	$1.42	$1.22	$1.45	$1.34	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,325	1,918	2,542	3,022	8,791	8,108	9,314	6,883	5,202	3,248

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.20	$1.90	$1.98	$1.64	$1.21	$1.99	$2.05	$1.82	$1.69	$1.44
Accumulation unit value at end of period	$3.04	$2.20	$1.90	$1.98	$1.64	$1.21	$1.99	$2.05	$1.82	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	36	40	51	57	79	123	198	192	164	179

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.14	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	203	310	407	4,314	5,686	4,895	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.34	$1.12	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14	$1.03	$0.97
Accumulation unit value at end of period	$1.87	$1.34	$1.12	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	11	12	44	77	114	123	133	155	148

Putnam VT Growth and Income Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.46	$1.25	$1.33	$1.18	$0.93	$1.54	$1.66	$1.46	$1.41	$1.29
Accumulation unit value at end of period	$1.95	$1.46	$1.25	$1.33	$1.18	$0.93	$1.54	$1.66	$1.46	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	22	27	37	39	32	32	40	41	42	45

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.73	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.76	$0.68	$0.60
Accumulation unit value at end of period	$0.91	$0.73	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.76	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	433	521	575	682	744	934	1,657	1,026	1,024	1,360

 122  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	16	26	33	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.52	$1.31	$1.36	$1.19	$0.91	$1.50	$1.52	$1.38	$1.34	$1.27
Accumulation unit value at end of period	$2.00	$1.52	$1.31	$1.36	$1.19	$0.91	$1.50	$1.52	$1.38	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.11	$1.18	$0.95	$0.74	$1.23	$1.44	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.76	$1.28	$1.11	$1.18	$0.95	$0.74	$1.23	$1.44	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	18	21	29	37	40	45	87	763	2	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	54	22	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.19	$1.07	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,562	7,214	9,198	11,690	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.15	$1.13	$1.07	$1.09	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.30	$1.25	$1.15	$1.13	$1.07	$1.09	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	381	459	610	7,030	3,656	3,857	3,004	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	350	685	405	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,941	7,222	6,751	6,713	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,723	4,466	4,045	3,413	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,629	33,040	39,687	42,713	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	831	895	907	771	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.19	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,330	21,131	24,332	29,839	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,579	2,568	2,600	2,380	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,519	8,251	8,127	9,394	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.61	$1.31	$0.98	$1.45	$1.55	$1.31	$1.26	$1.07
Accumulation unit value at end of period	$2.24	$1.69	$1.51	$1.61	$1.31	$0.98	$1.45	$1.55	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	606	1,139	1,403	1,665	1,992	2,323	2,697	2,783	2,494	926

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  123

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.85	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.87	$0.80	$0.85	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	270	366	487	9,716	5,598	3,875	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.83	$1.37	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	13	13	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.16	$1.81	$2.15	$1.75	$1.19	$2.22	$1.94	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.60	$2.16	$1.81	$2.15	$1.75	$1.19	$2.22	$1.94	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	280	540	662	733	2,149	2,773	1,890	1,574	1,129	548

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.33	$1.40	$1.15	$0.82	$1.39	$1.34	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.06	$1.57	$1.33	$1.40	$1.15	$0.82	$1.39	$1.34	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	354	706	916	1,167	2,778	2,749	2,549	1,907	1,367	402

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.06	$0.95	$0.84	$1.20	$1.14	$1.03	$1.00	$0.93
Accumulation unit value at end of period	$1.45	$1.23	$1.11	$1.06	$0.95	$0.84	$1.20	$1.14	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	70	102	132	136	216	356	460	990	1,418

Wells Fargo Advantage VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.74	$1.56	$1.82	$1.59	$1.40	$2.44	$2.16	$1.79	$1.57	$1.34
Accumulation unit value at end of period	$2.05	$1.74	$1.56	$1.82	$1.59	$1.40	$2.44	$2.16	$1.79	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	145	166	183	211	249	301	425	387	352	320

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.11	$0.99	$0.86	$1.38	$1.36	$1.17	$1.13	$1.03
Accumulation unit value at end of period	$1.61	$1.25	$1.07	$1.11	$0.99	$0.86	$1.38	$1.36	$1.17	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	212	256	288	388	391	412	447	532	679	518

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.24	$1.89	$2.04	$1.73	$1.23	$1.72	$1.56	$1.50	$1.48	$1.40
Accumulation unit value at end of period	$3.08	$2.24	$1.89	$2.04	$1.73	$1.23	$1.72	$1.56	$1.50	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	365	574	857	1,082	170	194	284	283	298	336

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	289	359	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.60	$0.56	$0.60	$0.48	$0.32	$0.56	$0.50	$0.41	$0.39	$0.35
Accumulation unit value at end of period	$0.88	$0.60	$0.56	$0.60	$0.48	$0.32	$0.56	$0.50	$0.41	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	270	292	338	441	268	278	331	341	374	654

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	106	167	224	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.62	$1.54	$1.40	$1.39	$1.33	$1.30	$1.30	$1.27
Accumulation unit value at end of period	$1.73	$1.81	$1.73	$1.62	$1.54	$1.40	$1.39	$1.33	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	508	651	952	1,315	925	951	1,942	3,108	1,402	1,115

 124  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	2	2	2	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.34	$1.20	$1.60	$1.37	$0.91	$1.76	$1.50	$1.40	$1.38	$1.33
Accumulation unit value at end of period	$1.62	$1.34	$1.20	$1.60	$1.37	$0.91	$1.76	$1.50	$1.40	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	93	95	108	107	100	100	107	16	16	16

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.52	$1.32	$1.26	$1.14	$0.96	$1.65	$1.60	$1.39	$1.35	$1.24
Accumulation unit value at end of period	$2.01	$1.52	$1.32	$1.26	$1.14	$0.96	$1.65	$1.60	$1.39	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	45	52	40	56	61	84	154	167	189	109

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$0.93	$1.17	$1.15	$0.87	$1.89	$1.82	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.04	$0.93	$1.17	$1.15	$0.87	$1.89	$1.82	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,800	6,162	7,923	8,703	28,798	37,213	21,915	15,378	8,725	1,580

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.26	$1.17	$0.87	$1.46	$1.31	$1.34	$1.19	$1.12
Accumulation unit value at end of period	$1.84	$1.37	$1.20	$1.26	$1.17	$0.87	$1.46	$1.31	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	3	3	6	8	8	8	8

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$1.42	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,394	7,159	8,705	12,467	14,455	14,852	23,568	25,472	20,290	3,919

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.73	$1.44	$1.21	$1.40	$1.26	$0.96	$1.77	$1.53	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	7	5	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.11	$0.97	$0.99	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	9	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.55	$1.15	$1.03	$1.04	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,397	3,136	4,210	5,777	7,197	7,837	8,361	23,813	6,935	1,154

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.66	$1.28	$1.14	$1.15	$1.03	$0.88	$1.22	$1.31	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	39	50	57	76	102	77	74	88	26	18

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.04	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	55	66	80	45	27	10	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.12	$1.01	$0.83	$1.20	$1.20	$1.07	$1.05	$0.97
Accumulation unit value at end of period	$1.51	$1.27	$1.13	$1.12	$1.01	$0.83	$1.20	$1.20	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	9	36	50	54	57	60

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$0.97	$0.98	$1.00	$1.02	$1.03	$1.03	$1.00	$0.97	$0.96	$0.97
Accumulation unit value at end of period	$0.95	$0.97	$0.98	$1.00	$1.02	$1.03	$1.03	$1.00	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,861	2,444	4,164	3,587	19,621	8,230	5,476	2,192	1,151	399

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.26	$1.18	$1.05	$1.14	$1.10	$1.07	$1.07	$1.04
Accumulation unit value at end of period	$1.34	$1.39	$1.32	$1.26	$1.18	$1.05	$1.14	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,253	2,688	3,083	4,009	84,971	77,286	67,959	33,990	1,077	842

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.63	$1.42	$1.13	$1.94	$1.83	$1.55	$1.39	$1.20
Accumulation unit value at end of period	$2.13	$1.71	$1.52	$1.63	$1.42	$1.13	$1.94	$1.83	$1.55	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	4,934	6,228	8,456	10,953	63,435	55,414	35,371	27,624	9,764	608

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  125

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$1.96	$2.52	$2.14	$1.25	$2.75	$2.02	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.24	$2.32	$1.96	$2.52	$2.14	$1.25	$2.75	$2.02	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,745	1,827	2,530	2,741	12,170	16,976	10,106	9,010	5,172	1,070

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.55	$1.39	$0.92	$1.25	$1.25	$1.14	$1.12	$1.02
Accumulation unit value at end of period	$1.92	$1.84	$1.61	$1.55	$1.39	$0.92	$1.25	$1.25	$1.14	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,064	1,210	1,679	2,244	4,591	5,601	6,703	8,935	4,144	855

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,656	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.75	$1.55	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.75	$1.55	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	545	711	1,002	1,436	41,498	25,442	20,776	8,355	8	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.70	$1.41	$1.22	$1.42	$1.27	$1.01	$1.73	$1.56	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	14	13	13	13	20	20	20	16	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.07	$0.93	$0.69	$1.27	$1.25	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.02	$1.07	$0.93	$0.69	$1.27	$1.25	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	215	274	231	331	809	5,059	3,798	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$0.75	$0.67	$0.64	$0.56	$0.46	$0.81	$0.80	$0.70	$0.67	$0.65
Accumulation unit value at end of period	$0.98	$0.75	$0.67	$0.64	$0.56	$0.46	$0.81	$0.80	$0.70	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	3,912	5,248	7,129	9,784	12,306	14,085	14,409	15,807	17,584	7,616

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	547	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,286	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,636	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,986	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	690	1,102	1,550	1,822	76,608	52,069	30,376	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	22	40	44	70	20	17	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.54	$1.41	$1.69	$1.36	$0.85	$1.56	$1.40	$1.42	$1.31	$1.22
Accumulation unit value at end of period	$1.99	$1.54	$1.41	$1.69	$1.36	$0.85	$1.56	$1.40	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	154	202	258	314	406	643	597	708	735	335

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$0.94	$0.81	$0.90	$0.74	$0.54	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	147	158	174	171	136	136	136	—	—	—

 126  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.13	$1.00	$0.81	$1.30	$1.26	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.28	$1.12	$1.13	$1.00	$0.81	$1.30	$1.26	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	210	242	255	408	405	374	367	227	227	174

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.13	$0.96	$0.77	$1.29	$1.32	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.73	$1.27	$1.09	$1.13	$0.96	$0.77	$1.29	$1.32	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	3	2	3	3	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.25	$1.00	$0.73	$1.21	$1.29	$1.17	$1.14	$0.97
Accumulation unit value at end of period	$1.90	$1.30	$1.13	$1.25	$1.00	$0.73	$1.21	$1.29	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	28	34	33	37	48	69	330	434	444	441

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.95	$1.48	$1.35	$1.47	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	369	586	802	962	40,544	28,150	20,212	23	4	2

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/03/2000)
Accumulation unit value at beginning of period	$1.20	$1.20	$1.20	$1.19	$1.14	$1.19	$1.15	$1.13	$1.13	$1.14
Accumulation unit value at end of period	$1.15	$1.20	$1.20	$1.20	$1.19	$1.14	$1.19	$1.15	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,814	1,981	2,096	2,681	13,727	7,345	6,207	5,084	3,085	1,544

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.80	$0.83	$0.97	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	399	395	456	200	140	135	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.24	$0.99	$0.75	$1.28	$1.28	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.90	$1.43	$1.22	$1.24	$0.99	$0.75	$1.28	$1.28	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5	5	13	19	21	20	19	22	15	13

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.37	$1.07	$0.70	$1.20	$1.07	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.83	$1.40	$1.24	$1.37	$1.07	$0.70	$1.20	$1.07	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	785	1,007	1,280	1,660	2,334	3,051	3,154	7,113	2,763	500

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63	$0.62	$0.59
Accumulation unit value at end of period	$0.99	$0.75	$0.68	$0.69	$0.61	$0.46	$0.72	$0.68	$0.63	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	55	145	155	226	259	265	305	318	237	244

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.27	$1.18	$1.05	$0.87	$1.26	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.27	$1.18	$1.05	$0.87	$1.26	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	9	14	1	1	1	1

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.83	$0.68	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	18	18	19	17	18	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.33	$1.10	$0.99	$1.25	$1.22	$0.95	$1.54	$1.51	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	14	63	66	115	87	57	9

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	737	841	986	1,158	31,381	22,672	16,330	—	—	—

Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.40	$1.24	$1.31	$1.13	$0.83	$1.28	$1.20	$1.10	$1.06	$1.02
Accumulation unit value at end of period	$1.64	$1.40	$1.24	$1.31	$1.13	$0.83	$1.28	$1.20	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	8	25	83	118	97

Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$1.88	$1.65	$1.73	$1.50	$1.13	$2.00	$1.74	$1.58	$1.38	$1.22
Accumulation unit value at end of period	$2.43	$1.88	$1.65	$1.73	$1.50	$1.13	$2.00	$1.74	$1.58	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	6,274	7,907	10,705	13,957	27,907	47,719	43,300	45,089	16,531	3,067

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  127

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.51	$1.25	$1.31	$1.13	$0.85	$1.47	$1.40	$1.25	$1.05	$1.06
Accumulation unit value at end of period	$2.05	$1.51	$1.25	$1.31	$1.13	$0.85	$1.47	$1.40	$1.25	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	24	28	30	61	67	72	79	90	82	92

Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.10	$0.98	$0.78	$1.37	$1.25	$1.13	$1.07	$1.03
Accumulation unit value at end of period	$1.67	$1.28	$1.10	$1.10	$0.98	$0.78	$1.37	$1.25	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9	9	15	36	45	48	218	339	345	306

Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.03	$0.84	$0.67	$1.29	$1.04	$0.99	$0.96	$0.94
Accumulation unit value at end of period	$1.52	$1.14	$1.01	$1.03	$0.84	$0.67	$1.29	$1.04	$0.99	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	68	70	107	128	125	129	305	368	324	327

Fidelity® VIP High Income Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.82	$1.62	$1.59	$1.42	$1.01	$1.37	$1.36	$1.25	$1.24	$1.15
Accumulation unit value at end of period	$1.89	$1.82	$1.62	$1.59	$1.42	$1.01	$1.37	$1.36	$1.25	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	54	55	90	102	127	159	157	123	186

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.17	$1.03	$1.08	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.35	$1.30	$1.23	$1.17	$1.03	$1.08	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,684	3,976	4,787	6,648	45,428	40,566	40,253	12,953	8,188	1,336

Fidelity® VIP Mid Cap Portfolio Service Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.31	$2.05	$2.34	$1.85	$1.35	$2.27	$2.00	$1.81	$1.56	$1.27
Accumulation unit value at end of period	$3.09	$2.31	$2.05	$2.34	$1.85	$1.35	$2.27	$2.00	$1.81	$1.56
Number of accumulation units outstanding at end of period (000 omitted)	949	1,289	1,684	2,096	12,835	18,330	11,091	7,570	3,100	1,208

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.05	$1.30	$1.17	$0.94	$1.71	$1.49	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.60	$1.25	$1.05	$1.30	$1.17	$0.94	$1.71	$1.49	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,100	1,467	1,997	2,249	4,907	4,814	4,416	4,843	4,036	1,573

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$2.05	$1.63	$1.76	$1.48	$1.27	$2.23	$2.87	$2.42	$2.17	$1.68
Accumulation unit value at end of period	$2.06	$2.05	$1.63	$1.76	$1.48	$1.27	$2.23	$2.87	$2.42	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	124	141	212	258	622	854	1,179	527	512	421

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.87	$1.69	$1.68	$1.52	$1.14	$1.65	$1.61	$1.39	$1.39	$1.24
Accumulation unit value at end of period	$2.10	$1.87	$1.69	$1.68	$1.52	$1.14	$1.65	$1.61	$1.39	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	705	817	1,164	1,832	2,044	2,501	3,051	2,743	2,554	2,119

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.38	$1.25	$1.20	$1.01	$0.88	$1.22	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	38	110	110	113	134	142	160	63	38	14

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.90	$1.63	$1.72	$1.37	$1.08	$1.63	$1.70	$1.48	$1.38	$1.14
Accumulation unit value at end of period	$2.54	$1.90	$1.63	$1.72	$1.37	$1.08	$1.63	$1.70	$1.48	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	92	96	116	166	194	231	311	300	281	284

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.64	$0.59	$0.63	$0.50	$0.36	$0.63	$0.57	$0.54	$0.52	$0.48
Accumulation unit value at end of period	$0.87	$0.64	$0.59	$0.63	$0.50	$0.36	$0.63	$0.57	$0.54	$0.52
Number of accumulation units outstanding at end of period (000 omitted)	232	401	487	738	838	1,058	1,427	1,612	1,719	1,992

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.63	$1.45	$1.49	$1.36	$1.10	$1.78	$1.75	$1.50	$1.38	$1.25
Accumulation unit value at end of period	$2.05	$1.63	$1.45	$1.49	$1.36	$1.10	$1.78	$1.75	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	780	940	1,054	1,353	1,660	1,878	2,787	9,197	2,844	3,112

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.60	$1.37	$1.56	$1.47	$1.09	$1.86	$1.64	$1.37	$1.27	$1.09
Accumulation unit value at end of period	$1.93	$1.60	$1.37	$1.56	$1.47	$1.09	$1.86	$1.64	$1.37	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	129	148	152	161	166	180	309	377	365	308

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.02	$1.79	$1.83	$1.63	$1.40	$1.34	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$2.02	$2.02	$1.79	$1.83	$1.63	$1.40	$1.34	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,699	3,010	3,899	4,938	34,264	32,433	35,814	23,082	7,734	1,493

 128  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.56	$1.21	$1.02	$1.12	$1.06	$0.82	$1.45	$1.44	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	121	127	165	269	256	311	510	376	226	177

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$3.12	$2.68	$2.91	$2.37	$1.81	$2.93	$2.88	$2.53	$2.28	$1.84
Accumulation unit value at end of period	$4.08	$3.12	$2.68	$2.91	$2.37	$1.81	$2.93	$2.88	$2.53	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,657	2,277	2,833	10,008	11,967	11,638	9,377	4,128	1,284

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.80	$0.72	$0.61	$0.98	$1.02	$0.92	$0.87	$0.77
Accumulation unit value at end of period	$1.25	$0.93	$0.82	$0.80	$0.72	$0.61	$0.98	$1.02	$0.92	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	248	262	266	322	468	492	587	636	956	816

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	81	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	302	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.66	$1.42	$1.48	$1.30	$1.03	$1.63	$1.70	$1.49	$1.45	$1.26
Accumulation unit value at end of period	$2.22	$1.66	$1.42	$1.48	$1.30	$1.03	$1.63	$1.70	$1.49	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	6,708	8,817	12,380	16,064	35,637	43,373	36,774	36,888	18,912	3,700

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.18	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	122	169	269	330	358	424	575	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.06	$0.98	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.16	$1.04	$1.06	$0.98	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	11	12	12	11	14	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.13	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	17	27	29	14	17	9	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.49	$1.35	$1.11	$1.66	$1.65	$1.45	$1.34	$1.20
Accumulation unit value at end of period	$2.12	$1.61	$1.43	$1.49	$1.35	$1.11	$1.66	$1.65	$1.45	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	50	73	81	103	88	102	221	225	252	244

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.93	$0.82	$0.89	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	964	1,321	1,471	61,756	25,377	13,924	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.14	$1.08	$1.00
Accumulation unit value at end of period	$1.68	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	195	267	342	426	560	664	808	912	1,051	427

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.12	$1.07	$0.74	$1.56	$1.56	$1.41	$1.36	$1.24
Accumulation unit value at end of period	$1.62	$1.23	$1.07	$1.12	$1.07	$0.74	$1.56	$1.56	$1.41	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	775	1,043	1,475	1,830	2,251	2,882	2,554	2,791	3,249	1,479

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.01	$0.87	$0.94	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	623	960	1,385	1,565	65,361	54,012	36,050	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  129

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.18	$1.07	$0.78	$1.27	$1.16	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.34	$1.17	$1.18	$1.07	$0.78	$1.27	$1.16	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	11	11	11	11

MFS® Investors Trust Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91	$0.86	$0.78
Accumulation unit value at end of period	$1.43	$1.10	$0.94	$0.98	$0.90	$0.72	$1.09	$1.01	$0.91	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	180	184	199	294	363	384	402	403	451	539

MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.31	$1.12	$1.17	$1.08	$0.86	$1.32	$1.22	$1.10	$1.04	$0.96
Accumulation unit value at end of period	$1.70	$1.31	$1.12	$1.17	$1.08	$0.86	$1.32	$1.22	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	14	14	14	14	14	74	85	68	41

MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.54	$1.29	$1.47	$1.10	$0.69	$1.16	$1.15	$1.04	$1.00	$0.96
Accumulation unit value at end of period	$2.14	$1.54	$1.29	$1.47	$1.10	$0.69	$1.16	$1.15	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	86	92	92	96	101	141	155	155	138

MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.24	$1.15	$0.99	$1.30	$1.28	$1.16	$1.15	$1.06
Accumulation unit value at end of period	$1.58	$1.35	$1.24	$1.24	$1.15	$0.99	$1.30	$1.28	$1.16	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	372	430	513	617	632	661	1,039	1,095	1,130	1,184

MFS® Utilities Series – Initial Class (03/03/2000)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.37	$1.22	$0.93	$1.53	$1.21	$0.94	$0.82	$0.64
Accumulation unit value at end of period	$1.90	$1.60	$1.44	$1.37	$1.22	$0.93	$1.53	$1.21	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	151	160	161	181	217	283	580	675	770	912

MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.78	$2.49	$2.38	$2.13	$1.63	$2.67	$2.13	$1.65	$1.44	$1.13
Accumulation unit value at end of period	$3.28	$2.78	$2.49	$2.38	$2.13	$1.63	$2.67	$2.13	$1.65	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	18	24	37	43	56	66	103	85	72	63

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156	200	296	333	14,104	18,345	7,208	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.08	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	18	19	10	9	8	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.59	$2.27	$2.18	$1.71	$1.35	$2.21	$2.72	$2.00	$1.74	$1.30
Accumulation unit value at end of period	$2.59	$2.59	$2.27	$2.18	$1.71	$1.35	$2.21	$2.72	$2.00	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	29	34	39	40	41	44	46	47	48	50

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.77	$1.70	$1.34	$1.06	$1.74	$2.14	$1.58	$1.37	$1.00
Accumulation unit value at end of period	$2.01	$2.01	$1.77	$1.70	$1.34	$1.06	$1.74	$2.14	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	125	140	199	289	498	554	553	510	443	177

Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.28	$1.20	$0.84	$1.58	$1.41	$1.33	$1.29	$1.24
Accumulation unit value at end of period	$1.77	$1.39	$1.25	$1.28	$1.20	$0.84	$1.58	$1.41	$1.33	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	2,640	3,235	4,237	5,659	6,442	7,744	7,383	8,562	6,720	1,419

Oppenheimer Global Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.67	$1.40	$1.56	$1.37	$1.00	$1.71	$1.64	$1.42	$1.27	$1.08
Accumulation unit value at end of period	$2.08	$1.67	$1.40	$1.56	$1.37	$1.00	$1.71	$1.64	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	219	279	320	469	582	612	831	683	680	562

Oppenheimer Global Strategic Income Fund/VA, Service Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.76	$1.58	$1.60	$1.41	$1.21	$1.44	$1.34	$1.27	$1.26	$1.18
Accumulation unit value at end of period	$1.72	$1.76	$1.58	$1.60	$1.41	$1.21	$1.44	$1.34	$1.27	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	3,753	4,137	5,377	6,880	57,951	47,806	44,474	21,466	9,445	2,076

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.85	$1.53	$1.14	$1.86	$1.92	$1.70	$1.58	$1.35
Accumulation unit value at end of period	$2.84	$2.05	$1.77	$1.85	$1.53	$1.14	$1.86	$1.92	$1.70	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	113	120	160	185	206	207	221	168	168	143

 130  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	694	801	1,040	1,090	33,919	46,677	37,481	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (05/01/2002)
Accumulation unit value at beginning of period	$1.34	$1.11	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14	$1.02	$0.97
Accumulation unit value at end of period	$1.86	$1.34	$1.11	$1.15	$1.14	$0.92	$1.13	$1.15	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	5	7	23	97	123	136	162	175	177

Putnam VT Growth and Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.05	$0.93	$0.73	$1.21	$1.31	$1.15	$1.11	$1.02
Accumulation unit value at end of period	$1.54	$1.15	$0.98	$1.05	$0.93	$0.73	$1.21	$1.31	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	50	50	8	11	33	59	57	66

Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.54	$1.42	$1.37	$1.27	$0.88	$1.18	$1.14	$1.11	$1.10	$1.07
Accumulation unit value at end of period	$1.55	$1.54	$1.42	$1.37	$1.27	$0.88	$1.18	$1.14	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2	2	2	—	53	83	110	69

Putnam VT International Equity Fund – Class IB Shares (03/03/2000)
Accumulation unit value at beginning of period	$0.72	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.75	$0.68	$0.60
Accumulation unit value at end of period	$0.91	$0.72	$0.60	$0.74	$0.68	$0.56	$1.01	$0.95	$0.75	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	327	412	526	877	955	1,134	1,511	1,624	1,716	1,786

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	59	84	125	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.18	$0.95	$0.73	$1.23	$1.44	$1.25	$1.18	$1.00
Accumulation unit value at end of period	$1.75	$1.27	$1.10	$1.18	$0.95	$0.73	$1.23	$1.44	$1.25	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	213	269	285	299	325	340	355	5,948	89	5

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,783	2,584	3,578	3,678	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,242	44,183	57,497	68,262	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.29	$1.25	$1.15	$1.12	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,344	1,621	2,043	2,737	67,428	34,578	35,149	26,599	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,444	7,169	4,700	2,476	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,993	46,958	53,602	58,932	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,551	39,235	36,336	32,170	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339,717	399,382	458,939	516,525	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,387	25,607	28,278	25,057	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  131

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113,017	154,016	213,018	254,807	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,358	11,168	9,842	6,739	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.07	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.07	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,291	60,919	69,228	81,004	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (05/01/2002)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.60	$1.31	$0.98	$1.45	$1.55	$1.31	$1.26	$1.07
Accumulation unit value at end of period	$2.22	$1.68	$1.50	$1.60	$1.31	$0.98	$1.45	$1.55	$1.31	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	2,498	3,372	4,522	5,828	9,670	11,364	11,900	10,097	9,125	1,935

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	833	1,245	1,741	2,012	81,300	45,483	28,284	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.82	$1.36	$1.19	$1.29	$1.08	$0.80	$1.29	$1.24	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	7	7	7	8	8	2

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.15	$1.80	$2.14	$1.74	$1.18	$2.21	$1.94	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.59	$2.15	$1.80	$2.14	$1.74	$1.18	$2.21	$1.94	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,182	1,483	2,072	2,430	14,141	19,452	10,278	8,406	4,181	858

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.39	$1.15	$0.82	$1.39	$1.34	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.05	$1.56	$1.32	$1.39	$1.15	$0.82	$1.39	$1.34	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,651	2,250	3,139	4,208	17,593	17,008	13,828	7,563	5,332	946

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.05	$0.95	$0.83	$1.20	$1.13	$1.03	$0.99	$0.92
Accumulation unit value at end of period	$1.44	$1.23	$1.10	$1.05	$0.95	$0.83	$1.20	$1.13	$1.03	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	282	484	566	822	941	1,078	1,784	2,517	2,665	2,740

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.62	$1.41	$1.24	$2.17	$1.92	$1.59	$1.40	$1.20
Accumulation unit value at end of period	$1.82	$1.55	$1.39	$1.62	$1.41	$1.24	$2.17	$1.92	$1.59	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	772	947	1,129	1,408	1,909	1,823	1,770	2,013	1,419	443

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.10	$0.98	$0.86	$1.37	$1.36	$1.17	$1.12	$1.03
Accumulation unit value at end of period	$1.60	$1.25	$1.06	$1.10	$0.98	$0.86	$1.37	$1.36	$1.17	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	542	810	1,066	1,342	4,297	1,427	1,795	1,983	2,255	1,615

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.10	$1.77	$1.91	$1.63	$1.15	$1.61	$1.47	$1.41	$1.39	$1.32
Accumulation unit value at end of period	$2.89	$2.10	$1.77	$1.91	$1.63	$1.15	$1.61	$1.47	$1.41	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,627	2,232	3,097	4,103	2,160	2,719	3,312	3,653	2,474	717

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	315	395	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$0.59	$0.56	$0.60	$0.48	$0.32	$0.55	$0.49	$0.41	$0.39	$0.35
Accumulation unit value at end of period	$0.88	$0.59	$0.56	$0.60	$0.48	$0.32	$0.55	$0.49	$0.41	$0.39
Number of accumulation units outstanding at end of period (000 omitted)	1,177	1,633	1,928	2,412	611	755	924	1,086	1,314	1,371

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	173	233	253	—	—	—	—	—	—

 132  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2000)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.61	$1.53	$1.39	$1.38	$1.33	$1.30	$1.30	$1.26
Accumulation unit value at end of period	$1.72	$1.79	$1.72	$1.61	$1.53	$1.39	$1.38	$1.33	$1.30	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3,102	3,237	3,996	5,466	11,055	11,176	16,465	11,634	3,551	990

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  133

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.09	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.16	$1.04	$1.09	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	108	142	142	35	50	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.00	$0.90	$1.20	$1.03	$0.68	$1.32	$1.12	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.00	$0.90	$1.20	$1.03	$0.68	$1.32	$1.12	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	13	15	18	15	58	7	6	6	6

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.09	$0.98	$0.83	$1.43	$1.39	$1.21	$1.17	$1.07
Accumulation unit value at end of period	$1.73	$1.31	$1.14	$1.09	$0.98	$0.83	$1.43	$1.39	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	37	47	108	114	134	174	251	91	97	97

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$0.93	$1.17	$1.14	$0.87	$1.88	$1.82	$1.37	$1.20	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$0.93	$1.17	$1.14	$0.87	$1.88	$1.82	$1.37	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,768	3,401	3,640	3,596	11,757	15,828	9,576	6,198	3,335	653

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (11/06/2003)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.15	$1.07	$0.79	$1.34	$1.20	$1.23	$1.09	$1.02
Accumulation unit value at end of period	$1.68	$1.25	$1.10	$1.15	$1.07	$0.79	$1.34	$1.20	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	11	11	11	11	11

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.27	$1.41	$1.34	$1.22	$1.18	$1.09	$1.13	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,143	3,839	4,196	5,323	5,617	5,447	8,784	10,182	7,937	1,618

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.39	$1.25	$0.96	$1.76	$1.52	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.72	$1.43	$1.20	$1.39	$1.25	$0.96	$1.76	$1.52	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	1	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.97	$0.99	$0.85	$0.67	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.10	$0.97	$0.99	$0.85	$0.67	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.54	$1.15	$1.03	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,472	3,069	3,523	4,344	5,028	5,587	5,961	16,187	4,805	716

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.14	$1.03	$0.87	$1.22	$1.31	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.28	$1.13	$1.14	$1.03	$0.87	$1.22	$1.31	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	—	2	4	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	3	40	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$0.99	$1.01	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.99	$1.01	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,707	2,166	2,579	2,601	8,934	4,450	2,213	1,656	856	2,485

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.22	$1.14	$1.02	$1.11	$1.07	$1.04	$1.04	$1.01
Accumulation unit value at end of period	$1.29	$1.35	$1.28	$1.22	$1.14	$1.02	$1.11	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,209	1,303	1,652	2,027	36,126	35,807	33,077	17,563	268	265

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42	$1.27	$1.09
Accumulation unit value at end of period	$1.94	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	3,198	3,739	4,330	5,036	28,347	27,080	17,997	13,288	4,126	78

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$1.95	$2.51	$2.13	$1.25	$2.74	$2.02	$1.54	$1.17	$1.00
Accumulation unit value at end of period	$2.23	$2.31	$1.95	$2.51	$2.13	$1.25	$2.74	$2.02	$1.54	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,031	1,023	1,208	1,189	4,952	7,641	4,674	4,284	2,111	441

 134  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.50	$1.34	$0.89	$1.21	$1.20	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.85	$1.77	$1.56	$1.50	$1.34	$0.89	$1.21	$1.20	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	670	735	870	931	1,071	1,357	1,830	1,837	1,278	200

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,063	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.74	$1.54	$1.48	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	266	304	378	503	16,721	11,616	10,245	4,449	—	6

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.22	$1.41	$1.26	$1.01	$1.72	$1.56	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.69	$1.41	$1.22	$1.41	$1.26	$1.01	$1.72	$1.56	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	8	10	11	10	7	38	1	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.25	$1.06	$1.12	$0.97	$0.72	$1.32	$1.30	$1.19	$1.12	$1.05
Accumulation unit value at end of period	$1.60	$1.25	$1.06	$1.12	$0.97	$0.72	$1.32	$1.30	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	24	69	112	79	87	77	109	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.01	$0.87	$0.71	$1.26	$1.24	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.53	$1.16	$1.04	$1.01	$0.87	$0.71	$1.26	$1.24	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,407	1,874	2,271	2,788	3,242	3,350	3,351	4,233	4,918	2,114

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,964	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,034	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.05	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	335	536	636	735	33,787	25,921	16,433	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.83	$0.72	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.28	$1.17	$1.40	$1.13	$0.70	$1.30	$1.16	$1.18	$1.09	$1.02
Accumulation unit value at end of period	$1.65	$1.28	$1.17	$1.40	$1.13	$0.70	$1.30	$1.16	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37	48	53	62	71	91	77	94	94	71

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.94	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$0.94	$0.80	$0.89	$0.74	$0.54	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	95	98	124	124	63	63	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.34	$1.18	$1.18	$1.05	$0.85	$1.37	$1.33	$1.17	$1.14	$1.06
Accumulation unit value at end of period	$1.74	$1.34	$1.18	$1.18	$1.05	$0.85	$1.37	$1.33	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	119	139	144	669	867	928	740	714	700	619

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  135

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.72	$1.27	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	6	6	6	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.46	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.94	$1.48	$1.35	$1.46	$1.18	$0.96	$1.36	$1.42	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	169	257	294	353	17,451	13,991	11,030	5	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.05	$1.04	$1.00	$1.05	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.01	$1.05	$1.05	$1.05	$1.04	$1.00	$1.05	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	882	884	1,058	1,498	6,199	3,283	2,396	1,568	790	234

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.80	$0.83	$0.96	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	33	36	162	253	116	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.22	$1.24	$0.99	$0.75	$1.27	$1.28	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.89	$1.43	$1.22	$1.24	$0.99	$0.75	$1.27	$1.28	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.23	$1.37	$1.07	$0.69	$1.20	$1.07	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.82	$1.40	$1.23	$1.37	$1.07	$0.69	$1.20	$1.07	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	536	653	713	865	1,145	1,458	1,512	3,643	1,312	251

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	8	3	11	11	10	10	8	8	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	6	6	6	6	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.24	$1.21	$0.94	$1.54	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.32	$1.09	$0.99	$1.24	$1.21	$0.94	$1.54	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	14	13	15	37	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	348	396	431	473	12,857	10,276	7,887	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.47	$1.28	$0.96	$1.70	$1.48	$1.35	$1.18	$1.04
Accumulation unit value at end of period	$2.06	$1.60	$1.40	$1.47	$1.28	$0.96	$1.70	$1.48	$1.35	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4,209	5,049	5,985	7,138	12,738	24,186	22,112	23,330	8,017	1,767

Fidelity® VIP Growth Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.11	$0.91	$0.73	$1.40	$1.13	$1.08	$1.04	$1.03
Accumulation unit value at end of period	$1.64	$1.23	$1.09	$1.11	$0.91	$0.73	$1.40	$1.13	$1.08	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	86	84	112	148	149	148	177	120	116	75

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.23	$1.16	$1.03	$1.08	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.34	$1.29	$1.23	$1.16	$1.03	$1.08	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,064	4,118	4,401	5,396	21,112	20,451	22,256	8,675	6,495	1,052

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.93	$1.72	$1.96	$1.55	$1.13	$1.90	$1.68	$1.52	$1.31	$1.07
Accumulation unit value at end of period	$2.58	$1.93	$1.72	$1.96	$1.55	$1.13	$1.90	$1.68	$1.52	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	683	819	962	1,066	6,330	9,517	5,907	3,603	1,073	223

Fidelity® VIP Overseas Portfolio Service Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.36	$1.15	$1.41	$1.27	$1.03	$1.87	$1.62	$1.40	$1.20	$1.08
Accumulation unit value at end of period	$1.74	$1.36	$1.15	$1.41	$1.27	$1.03	$1.87	$1.62	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	458	637	727	729	813	898	902	1,569	1,336	646

 136  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.29	$1.03	$1.11	$0.93	$0.80	$1.41	$1.81	$1.53	$1.37	$1.06
Accumulation unit value at end of period	$1.30	$1.29	$1.03	$1.11	$0.93	$0.80	$1.41	$1.81	$1.53	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	14	13	19	32	35	34	27	25	27	24

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.36	$1.35	$1.22	$0.92	$1.33	$1.30	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.51	$1.36	$1.35	$1.22	$0.92	$1.33	$1.30	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	458	542	587	620	811	766	1,067	1,115	900	530

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.24	$1.19	$1.01	$0.87	$1.22	$1.28	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.37	$1.24	$1.19	$1.01	$0.87	$1.22	$1.28	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	112	176	182	211	226	252	241	224	135	66

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.77	$1.52	$1.61	$1.27	$1.00	$1.53	$1.59	$1.38	$1.29	$1.06
Accumulation unit value at end of period	$2.37	$1.77	$1.52	$1.61	$1.27	$1.00	$1.53	$1.59	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	6	12	21	22	37	85	87	88	89

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.37	$1.26	$1.35	$1.08	$0.76	$1.35	$1.23	$1.16	$1.12	$1.02
Accumulation unit value at end of period	$1.87	$1.37	$1.26	$1.35	$1.08	$0.76	$1.35	$1.23	$1.16	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	23	23	27	50	56	59	123	137	133	132

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.26	$1.16	$0.93	$1.51	$1.49	$1.28	$1.18	$1.06
Accumulation unit value at end of period	$1.74	$1.38	$1.23	$1.26	$1.16	$0.93	$1.51	$1.49	$1.28	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	339	412	505	674	895	1,047	1,381	5,785	1,149	1,138

FTVIPT Templeton Foreign VIP Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.56	$1.34	$1.53	$1.44	$1.07	$1.82	$1.60	$1.34	$1.24	$1.07
Accumulation unit value at end of period	$1.89	$1.56	$1.34	$1.53	$1.44	$1.07	$1.82	$1.60	$1.34	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	31	33	42	49	52	75	119	134	139	139

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.01	$1.78	$1.83	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.01	$2.01	$1.78	$1.83	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,379	1,442	1,662	1,964	13,111	13,139	14,768	9,166	2,944	652

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.11	$1.05	$0.82	$1.44	$1.44	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.02	$1.11	$1.05	$0.82	$1.44	$1.44	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	223	348	430	428	645	603	682	487	237	46

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.63	$1.40	$1.52	$1.24	$0.95	$1.53	$1.51	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.13	$1.63	$1.40	$1.52	$1.24	$0.95	$1.53	$1.51	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,245	1,614	1,926	2,204	7,996	10,038	9,795	7,602	2,692	580

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.88	$0.78	$0.77	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	53	53	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.41	$1.21	$1.26	$1.11	$0.88	$1.39	$1.45	$1.27	$1.24	$1.08
Accumulation unit value at end of period	$1.89	$1.41	$1.21	$1.26	$1.11	$0.88	$1.39	$1.45	$1.27	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,510	5,706	6,918	8,099	17,057	21,384	18,828	19,119	8,988	1,681

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.06	$0.98	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.15	$1.03	$1.06	$0.98	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	2	24	25	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.95	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.12	$0.95	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	5	5	18	63	70	2	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  137

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.45	$1.29	$1.34	$1.22	$1.00	$1.50	$1.49	$1.31	$1.21	$1.08
Accumulation unit value at end of period	$1.90	$1.45	$1.29	$1.34	$1.22	$1.00	$1.50	$1.49	$1.31	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	12	15	24	24	24	22	22	22

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.89	$0.81	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.81	$0.89	$0.81	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	282	370	417	488	26,698	13,057	7,762	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.33	$1.22	$1.33	$1.19	$0.93	$1.33	$1.24	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	188	242	273	299	359	400	505	677	778	302

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.96	$0.92	$0.63	$1.34	$1.34	$1.21	$1.17	$1.07
Accumulation unit value at end of period	$1.38	$1.06	$0.91	$0.96	$0.92	$0.63	$1.34	$1.34	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	779	1,128	1,389	1,547	1,710	2,094	1,862	2,222	2,605	1,046

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$0.87	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.01	$0.87	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	332	471	571	699	29,013	27,015	19,888	—	—	—

MFS® Investors Growth Stock Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.36	$1.19	$1.20	$1.09	$0.80	$1.29	$1.18	$1.12	$1.09	$1.02
Accumulation unit value at end of period	$1.74	$1.36	$1.19	$1.20	$1.09	$0.80	$1.29	$1.18	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	8	12	19	19	19	19	19	19	19	19

MFS® New Discovery Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.57	$1.32	$1.50	$1.12	$0.70	$1.18	$1.17	$1.06	$1.03	$0.98
Accumulation unit value at end of period	$2.17	$1.57	$1.32	$1.50	$1.12	$0.70	$1.18	$1.17	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	59	59	59	73	72	70	69	60	43	38

MFS® Total Return Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.23	$1.14	$0.99	$1.29	$1.27	$1.15	$1.14	$1.05
Accumulation unit value at end of period	$1.56	$1.34	$1.23	$1.23	$1.14	$0.99	$1.29	$1.27	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	242	255	347	385	441	611	819	742	796	528

MFS® Utilities Series – Service Class (11/06/2003)
Accumulation unit value at beginning of period	$2.66	$2.40	$2.29	$2.05	$1.57	$2.57	$2.05	$1.59	$1.39	$1.09
Accumulation unit value at end of period	$3.15	$2.66	$2.40	$2.29	$2.05	$1.57	$2.57	$2.05	$1.59	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	39	42	46	127	106	55	46	21	29	30

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	87	109	195	6,398	9,257	4,031	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.15	$1.07	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (11/06/2003)
Accumulation unit value at beginning of period	$2.10	$1.84	$1.77	$1.39	$1.10	$1.80	$2.21	$1.63	$1.42	$1.06
Accumulation unit value at end of period	$2.10	$2.10	$1.84	$1.77	$1.39	$1.10	$1.80	$2.21	$1.63	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	11	11	11	12	16	6	6

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.76	$1.70	$1.33	$1.06	$1.73	$2.13	$1.58	$1.37	$1.00
Accumulation unit value at end of period	$2.00	$2.00	$1.76	$1.70	$1.33	$1.06	$1.73	$2.13	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	121	146	173	199	248	255	199	254	230	74

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.09	$1.02	$0.72	$1.35	$1.20	$1.14	$1.10	$1.05
Accumulation unit value at end of period	$1.50	$1.18	$1.06	$1.09	$1.02	$0.72	$1.35	$1.20	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,061	2,566	2,914	3,449	3,777	4,378	4,182	5,176	3,882	714

 138  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.66	$1.39	$1.55	$1.36	$1.00	$1.70	$1.63	$1.41	$1.26	$1.08
Accumulation unit value at end of period	$2.07	$1.66	$1.39	$1.55	$1.36	$1.00	$1.70	$1.63	$1.41	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	58	37	48	60	63	140	76	72	71	54

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.52	$1.37	$1.38	$1.23	$1.05	$1.26	$1.17	$1.11	$1.10	$1.03
Accumulation unit value at end of period	$1.49	$1.52	$1.37	$1.38	$1.23	$1.05	$1.26	$1.17	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,365	3,419	3,918	4,672	27,805	24,993	24,576	12,471	6,319	1,918

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.56	$1.35	$1.40	$1.16	$0.86	$1.42	$1.46	$1.30	$1.20	$1.03
Accumulation unit value at end of period	$2.15	$1.56	$1.35	$1.40	$1.16	$0.86	$1.42	$1.46	$1.30	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	133	81	82	356	386	393	417	414	418	351

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.28	$1.13	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	398	474	603	14,811	22,585	19,765	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.48	$1.23	$1.27	$1.26	$1.01	$1.25	$1.27	$1.26	$1.13	$1.08
Accumulation unit value at end of period	$2.05	$1.48	$1.23	$1.27	$1.26	$1.01	$1.25	$1.27	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	8	9	45	30	18	10	5	3	3

Putnam VT Growth and Income Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.10	$0.98	$0.77	$1.27	$1.38	$1.21	$1.17	$1.07
Accumulation unit value at end of period	$1.60	$1.20	$1.03	$1.10	$0.98	$0.77	$1.27	$1.38	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	17	18	17	17

Putnam VT International Equity Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.35	$1.24	$1.02	$1.84	$1.73	$1.38	$1.25	$1.10
Accumulation unit value at end of period	$1.66	$1.32	$1.10	$1.35	$1.24	$1.02	$1.84	$1.73	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	36	36	48	49	60	74	77	84	98	103

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (11/06/2003)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.12	$0.98	$0.75	$1.24	$1.26	$1.15	$1.11	$1.05
Accumulation unit value at end of period	$1.64	$1.25	$1.08	$1.12	$0.98	$0.75	$1.24	$1.26	$1.15	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.10	$1.17	$0.95	$0.73	$1.23	$1.43	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.74	$1.27	$1.10	$1.17	$0.95	$0.73	$1.23	$1.43	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	20	23	34	34	40	54	57	2,986	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515	560	444	396	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.12	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.12	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,369	31,141	38,558	44,968	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.29	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	620	651	789	1,027	25,427	13,579	14,150	10,881	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,268	2,519	2,862	888	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,668	22,638	25,971	25,316	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  139

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,019	4,476	4,533	5,115	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139,035	151,608	164,265	180,531	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,118	3,271	3,068	3,153	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,382	76,756	88,414	99,381	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,274	2,828	2,568	1,441	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,899	25,091	24,735	29,559	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/06/2003)
Accumulation unit value at beginning of period	$1.64	$1.47	$1.56	$1.28	$0.95	$1.42	$1.52	$1.28	$1.24	$1.05
Accumulation unit value at end of period	$2.17	$1.64	$1.47	$1.56	$1.28	$0.95	$1.42	$1.52	$1.28	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,692	2,166	2,483	2,898	3,447	3,967	4,430	4,843	4,143	929

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	403	558	643	764	35,985	22,914	15,422	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.29	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.81	$1.36	$1.18	$1.29	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	42	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.14	$1.79	$2.13	$1.74	$1.18	$2.21	$1.93	$1.44	$1.20	$1.00
Accumulation unit value at end of period	$2.57	$2.14	$1.79	$2.13	$1.74	$1.18	$2.21	$1.93	$1.44	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,255	1,438	1,682	1,827	7,250	10,414	6,287	5,689	2,988	608

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.39	$1.15	$0.82	$1.38	$1.34	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.04	$1.55	$1.32	$1.39	$1.15	$0.82	$1.38	$1.34	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,043	1,359	1,636	1,984	7,669	7,587	6,233	3,434	2,248	455

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.14	$1.03	$0.90	$1.30	$1.23	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.56	$1.33	$1.20	$1.14	$1.03	$0.90	$1.30	$1.23	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.45	$1.27	$1.11	$1.94	$1.72	$1.43	$1.26	$1.08
Accumulation unit value at end of period	$1.62	$1.38	$1.24	$1.45	$1.27	$1.11	$1.94	$1.72	$1.43	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	52	66	84	162	210	236	240	279	306	184

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.05	$0.94	$0.82	$1.32	$1.30	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.19	$1.01	$1.05	$0.94	$0.82	$1.32	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	133	170	199	248	249	236	232	250	278	203

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (11/06/2003)
Accumulation unit value at beginning of period	$1.61	$1.36	$1.47	$1.25	$0.89	$1.24	$1.13	$1.09	$1.07	$1.02
Accumulation unit value at end of period	$2.22	$1.61	$1.36	$1.47	$1.25	$0.89	$1.24	$1.13	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	213	269	317	353	111	163	201	290	325	180

 140  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	66	115	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.51	$1.61	$1.29	$0.86	$1.49	$1.33	$1.11	$1.06	$1.00
Accumulation unit value at end of period	$2.36	$1.60	$1.51	$1.61	$1.29	$0.86	$1.49	$1.33	$1.11	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	24	29	35	36	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	35	72	72	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.28	$1.22	$1.11	$1.10	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.42	$1.36	$1.28	$1.22	$1.11	$1.10	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	207	204	242	416	243	242	340	529	332	156

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  141

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.09	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.04	$1.09	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	22	22	25	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.33	$1.19	$1.59	$1.36	$0.90	$1.75	$1.49	$1.40	$1.37	$1.33
Accumulation unit value at end of period	$1.60	$1.33	$1.19	$1.59	$1.36	$0.90	$1.75	$1.49	$1.40	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	3	7	8	11	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.24	$1.12	$0.95	$1.63	$1.58	$1.38	$1.34	$1.23
Accumulation unit value at end of period	$1.97	$1.49	$1.29	$1.24	$1.12	$0.95	$1.63	$1.58	$1.38	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	69	72	72	74	83	108	72	74	71	10

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$0.92	$1.17	$1.14	$0.86	$1.88	$1.81	$1.37	$1.19	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$0.92	$1.17	$1.14	$0.86	$1.88	$1.81	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	660	854	901	823	1,194	1,491	1,115	1,243	784	295

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (08/30/2002)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.25	$1.16	$0.86	$1.46	$1.31	$1.34	$1.19	$1.11
Accumulation unit value at end of period	$1.82	$1.35	$1.19	$1.25	$1.16	$0.86	$1.46	$1.31	$1.34	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.33	$1.21	$1.18	$1.09	$1.12	$1.05	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.41	$1.33	$1.21	$1.18	$1.09	$1.12	$1.05	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	843	873	910	1,069	1,145	1,132	1,835	1,925	1,618	526

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.20	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.71	$1.43	$1.20	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.54	$1.14	$1.02	$1.03	$0.91	$0.69	$1.20	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	126	154	163	186	201	221	242	570	200	32

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.14	$1.03	$0.87	$1.21	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.64	$1.27	$1.13	$1.14	$1.03	$0.87	$1.21	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	5	10	35	38	42	45	55	57	55	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.21	$1.03	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	10	—	—	1	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.10	$0.99	$0.81	$1.18	$1.18	$1.05	$1.03	$0.96
Accumulation unit value at end of period	$1.48	$1.24	$1.10	$1.10	$0.99	$0.81	$1.18	$1.18	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.01	$1.03	$1.03	$1.00	$0.97	$0.96	$0.97
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$0.99	$1.01	$1.03	$1.03	$1.00	$0.97	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	272	410	653	834	1,528	1,406	472	174	48	24

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.21	$1.14	$1.01	$1.10	$1.07	$1.04	$1.04	$1.01
Accumulation unit value at end of period	$1.29	$1.34	$1.27	$1.21	$1.14	$1.01	$1.10	$1.07	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	130	167	149	178	2,034	1,850	1,965	638	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42	$1.27	$1.10
Accumulation unit value at end of period	$1.93	$1.55	$1.39	$1.49	$1.29	$1.03	$1.77	$1.67	$1.42	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	414	545	634	679	1,821	1,767	1,539	1,423	623	—

 142  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$1.94	$2.50	$2.13	$1.24	$2.74	$2.02	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.22	$2.30	$1.94	$2.50	$2.13	$1.24	$2.74	$2.02	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	225	237	277	250	432	627	496	558	432	191

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.93	$1.70	$1.64	$1.47	$0.97	$1.32	$1.32	$1.21	$1.19	$1.08
Accumulation unit value at end of period	$2.02	$1.93	$1.70	$1.64	$1.47	$0.97	$1.32	$1.32	$1.21	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,217	855	1,573	1,532	530	531	665	974	531	170

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	140	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.47	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.73	$1.54	$1.47	$1.33	$0.95	$1.19	$1.18	$1.11	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	20	34	26	33	875	549	604	150	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.41	$1.26	$1.01	$1.72	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.21	$1.41	$1.26	$1.01	$1.72	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.07	$0.93	$0.69	$1.26	$1.25	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.20	$1.01	$1.07	$0.93	$0.69	$1.26	$1.25	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	67	54	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/03/2003)
Accumulation unit value at beginning of period	$1.50	$1.34	$1.29	$1.12	$0.92	$1.62	$1.60	$1.42	$1.36	$1.31
Accumulation unit value at end of period	$1.96	$1.50	$1.34	$1.29	$1.12	$0.92	$1.62	$1.60	$1.42	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	339	445	540	619	709	709	647	681	810	502

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.95	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.04	$0.95	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	36	43	75	1,648	1,183	944	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.83	$0.71	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$0.83	$0.71	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (08/30/2002)
Accumulation unit value at beginning of period	$1.53	$1.40	$1.67	$1.35	$0.84	$1.55	$1.39	$1.42	$1.31	$1.22
Accumulation unit value at end of period	$1.97	$1.53	$1.40	$1.67	$1.35	$0.84	$1.55	$1.39	$1.42	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	62	81	93	91	108	143	124	136	140	85

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	783	783	792	793	793	793	793	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  143

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.12	$0.99	$0.80	$1.30	$1.26	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.64	$1.27	$1.12	$1.12	$0.99	$0.80	$1.30	$1.26	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	25	25	17	12	7	7	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.71	$1.26	$1.09	$1.13	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.62	$1.40	$1.56	$1.25	$0.91	$1.51	$1.61	$1.47	$1.42	$1.22
Accumulation unit value at end of period	$2.37	$1.62	$1.40	$1.56	$1.25	$0.91	$1.51	$1.61	$1.47	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.46	$1.17	$0.96	$1.36	$1.42	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.93	$1.47	$1.34	$1.46	$1.17	$0.96	$1.36	$1.42	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	20	25	28	798	602	639	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (03/01/2002)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.06	$1.05	$1.01	$1.05	$1.02	$1.00	$1.00	$1.01
Accumulation unit value at end of period	$1.01	$1.05	$1.05	$1.06	$1.05	$1.01	$1.05	$1.02	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	98	1,195	135	188	580	530	419	519	197	31

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.96	$0.84	$0.72	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.79	$0.82	$0.96	$0.84	$0.72	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	20	20	22	1	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.88	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.81	$1.39	$1.23	$1.36	$1.07	$0.69	$1.20	$1.07	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	146	175	187	199	239	289	265	426	251	92

The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares (03/03/2003)
Accumulation unit value at beginning of period	$1.61	$1.46	$1.48	$1.31	$1.00	$1.55	$1.46	$1.36	$1.34	$1.28
Accumulation unit value at end of period	$2.12	$1.61	$1.46	$1.48	$1.31	$1.00	$1.55	$1.46	$1.36	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.61	$1.36	$1.26	$1.18	$1.04	$0.87	$1.26	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	26	36	40	44	47	51	54	55	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.82	$0.68	$0.82	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.24	$1.21	$0.94	$1.53	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.31	$1.09	$0.99	$1.24	$1.21	$0.94	$1.53	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	6	6	8	8	8	8	8	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.07	$1.00	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.13	$1.08	$1.07	$1.00	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	52	43	50	657	573	493	—	—	—

Fidelity® VIP Balanced Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.38	$1.22	$1.30	$1.12	$0.82	$1.28	$1.19	$1.09	$1.05	$1.02
Accumulation unit value at end of period	$1.62	$1.38	$1.22	$1.30	$1.12	$0.82	$1.28	$1.19	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (08/30/2002)
Accumulation unit value at beginning of period	$1.86	$1.63	$1.71	$1.49	$1.12	$1.98	$1.72	$1.57	$1.37	$1.21
Accumulation unit value at end of period	$2.39	$1.86	$1.63	$1.71	$1.49	$1.12	$1.98	$1.72	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	750	951	1,114	1,216	1,544	2,073	2,145	2,526	1,386	524

 144  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.79	$1.49	$1.56	$1.35	$1.01	$1.76	$1.68	$1.50	$1.26	$1.27
Accumulation unit value at end of period	$2.43	$1.79	$1.49	$1.56	$1.35	$1.01	$1.76	$1.68	$1.50	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.08	$0.96	$0.77	$1.35	$1.23	$1.11	$1.05	$1.01
Accumulation unit value at end of period	$1.64	$1.25	$1.08	$1.08	$0.96	$0.77	$1.35	$1.23	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Growth Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.02	$0.84	$0.67	$1.29	$1.03	$0.99	$0.95	$0.94
Accumulation unit value at end of period	$1.50	$1.12	$1.00	$1.02	$0.84	$0.67	$1.29	$1.03	$0.99	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP High Income Portfolio Service Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.88	$1.68	$1.65	$1.48	$1.05	$1.43	$1.42	$1.30	$1.29	$1.20
Accumulation unit value at end of period	$1.96	$1.88	$1.68	$1.65	$1.48	$1.05	$1.43	$1.42	$1.30	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	11	11	11	42

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.23	$1.16	$1.02	$1.08	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.34	$1.29	$1.23	$1.16	$1.02	$1.08	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	309	376	381	417	1,271	1,219	1,426	581	540	162

Fidelity® VIP Mid Cap Portfolio Service Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$2.17	$1.93	$2.21	$1.75	$1.27	$2.15	$1.90	$1.72	$1.48	$1.21
Accumulation unit value at end of period	$2.90	$2.17	$1.93	$2.21	$1.75	$1.27	$2.15	$1.90	$1.72	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	107	137	159	168	420	542	458	374	196	54

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.29	$1.16	$0.94	$1.71	$1.48	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.58	$1.24	$1.05	$1.29	$1.16	$0.94	$1.71	$1.48	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	297	386	448	422	480	498	459	563	521	295

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.59	$1.27	$1.38	$1.16	$0.99	$1.75	$2.25	$1.90	$1.70	$1.32
Accumulation unit value at end of period	$1.60	$1.59	$1.27	$1.38	$1.16	$0.99	$1.75	$2.25	$1.90	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	44	50	57	58	67	72	63	49	58	102

FTVIPT Franklin Income VIP Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.75	$1.58	$1.19	$1.72	$1.69	$1.45	$1.46	$1.30
Accumulation unit value at end of period	$2.18	$1.95	$1.76	$1.75	$1.58	$1.19	$1.72	$1.69	$1.45	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	122	102	116	141	163	211	384	323	299	191

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.19	$1.01	$0.87	$1.22	$1.27	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.24	$1.19	$1.01	$0.87	$1.22	$1.27	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.88	$1.61	$1.71	$1.36	$1.07	$1.62	$1.69	$1.47	$1.38	$1.14
Accumulation unit value at end of period	$2.51	$1.88	$1.61	$1.71	$1.36	$1.07	$1.62	$1.69	$1.47	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	16	16	15	15	22	22	23

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.35	$1.24	$1.33	$1.06	$0.75	$1.33	$1.22	$1.14	$1.11	$1.01
Accumulation unit value at end of period	$1.84	$1.35	$1.24	$1.33	$1.06	$0.75	$1.33	$1.22	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7	7	8	8	8	8	8	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.39	$1.23	$1.27	$1.16	$0.94	$1.52	$1.50	$1.29	$1.19	$1.07
Accumulation unit value at end of period	$1.75	$1.39	$1.23	$1.27	$1.16	$0.94	$1.52	$1.50	$1.29	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	9	9	8	31	31	47	94	154	—	138

FTVIPT Templeton Foreign VIP Fund – Class 2 (03/01/2002)
Accumulation unit value at beginning of period	$1.55	$1.34	$1.52	$1.43	$1.06	$1.82	$1.60	$1.34	$1.24	$1.07
Accumulation unit value at end of period	$1.87	$1.55	$1.34	$1.52	$1.43	$1.06	$1.82	$1.60	$1.34	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	234	265	323	426	1,020	1,004	1,531	1,306	732	195

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  145

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.11	$1.05	$0.82	$1.44	$1.43	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.55	$1.20	$1.01	$1.11	$1.05	$0.82	$1.44	$1.43	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4	5	11	36	32	34	71	21	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$2.23	$1.92	$2.09	$1.70	$1.30	$2.10	$2.07	$1.82	$1.64	$1.33
Accumulation unit value at end of period	$2.91	$2.23	$1.92	$2.09	$1.70	$1.30	$2.10	$2.07	$1.82	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	199	268	328	351	586	656	751	676	425	165

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (03/03/2003)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.38	$1.24	$1.04	$1.69	$1.75	$1.57	$1.51	$1.33
Accumulation unit value at end of period	$2.14	$1.58	$1.41	$1.38	$1.24	$1.04	$1.69	$1.75	$1.57	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	54

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.64	$1.41	$1.46	$1.29	$1.02	$1.62	$1.69	$1.48	$1.45	$1.26
Accumulation unit value at end of period	$2.19	$1.64	$1.41	$1.46	$1.29	$1.02	$1.62	$1.69	$1.48	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	712	945	1,129	1,222	1,650	1,870	1,946	2,067	1,345	383

Invesco V.I. Core Equity Fund, Series I Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.17	$1.05	$1.07	$0.99	$0.79	$1.15	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	12	12	12	12	—	—

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	10	10	10	10	—	—	—

Invesco V.I. Growth and Income Fund, Series II Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.60	$1.42	$1.48	$1.34	$1.10	$1.65	$1.64	$1.44	$1.34	$1.19
Accumulation unit value at end of period	$2.10	$1.60	$1.42	$1.48	$1.34	$1.10	$1.65	$1.64	$1.44	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	8	9	9	9

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	30	35	42	1,295	587	442	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.32	$1.18	$0.93	$1.33	$1.24	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.32	$1.22	$1.32	$1.18	$0.93	$1.33	$1.24	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	6	6	8	9	14	17	14

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	6	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (07/31/2002)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.11	$1.06	$0.73	$1.55	$1.55	$1.40	$1.35	$1.24
Accumulation unit value at end of period	$1.60	$1.22	$1.06	$1.11	$1.06	$0.73	$1.55	$1.55	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	26	32	37	37	37	51	38	52	63	48

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	33	44	51	1,388	1,168	1,152	—	—	—

 146  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.18	$1.07	$0.78	$1.26	$1.16	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.70	$1.33	$1.16	$1.18	$1.07	$0.78	$1.26	$1.16	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	7	7	7	7	—

MFS® Investors Trust Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.55	$1.42	$1.14	$1.73	$1.60	$1.44	$1.37	$1.25
Accumulation unit value at end of period	$2.26	$1.74	$1.49	$1.55	$1.42	$1.14	$1.73	$1.60	$1.44	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Investors Trust Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.29	$1.11	$1.16	$1.06	$0.85	$1.30	$1.21	$1.09	$1.04	$0.95
Accumulation unit value at end of period	$1.67	$1.29	$1.11	$1.16	$1.06	$0.85	$1.30	$1.21	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.52	$1.28	$1.46	$1.09	$0.68	$1.15	$1.14	$1.03	$1.00	$0.96
Accumulation unit value at end of period	$2.11	$1.52	$1.28	$1.46	$1.09	$0.68	$1.15	$1.14	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.21	$1.12	$0.97	$1.27	$1.25	$1.14	$1.13	$1.04
Accumulation unit value at end of period	$1.53	$1.31	$1.21	$1.21	$1.12	$0.97	$1.27	$1.25	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	41	39	67	65	46	43	49	33	45	—

MFS® Utilities Series – Initial Class (03/03/2003)
Accumulation unit value at beginning of period	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70	$1.33
Accumulation unit value at end of period	$3.91	$3.30	$2.96	$2.83	$2.53	$1.93	$3.16	$2.51	$1.95	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (03/01/2002)
Accumulation unit value at beginning of period	$2.68	$2.41	$2.31	$2.07	$1.59	$2.60	$2.07	$1.61	$1.41	$1.10
Accumulation unit value at end of period	$3.17	$2.68	$2.41	$2.31	$2.07	$1.59	$2.60	$2.07	$1.61	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	5	6	13	13	3	3	3	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	8	8	247	423	212	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.18	$0.91	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.14	$1.07	$1.18	$0.91	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	21	21	21	7	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (08/30/2002)
Accumulation unit value at beginning of period	$2.56	$2.25	$2.16	$1.69	$1.34	$2.20	$2.70	$1.99	$1.74	$1.29
Accumulation unit value at end of period	$2.57	$2.56	$2.25	$2.16	$1.69	$1.34	$2.20	$2.70	$1.99	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.75	$1.69	$1.33	$1.05	$1.73	$2.13	$1.58	$1.37	$1.00
Accumulation unit value at end of period	$1.99	$1.99	$1.75	$1.69	$1.33	$1.05	$1.73	$2.13	$1.58	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	15	17	20	22	42	46	35	38	38	21

Oppenheimer Capital Appreciation Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.27	$1.19	$0.84	$1.57	$1.41	$1.33	$1.29	$1.23
Accumulation unit value at end of period	$1.75	$1.38	$1.23	$1.27	$1.19	$0.84	$1.57	$1.41	$1.33	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	132	156	170	183	178	209	210	239	206	63

Oppenheimer Global Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.98	$1.67	$1.86	$1.63	$1.19	$2.04	$1.96	$1.70	$1.51	$1.30
Accumulation unit value at end of period	$2.47	$1.98	$1.67	$1.86	$1.63	$1.19	$2.04	$1.96	$1.70	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	64	65	70	72	74	68	76	62	54	101

Oppenheimer Global Strategic Income Fund/VA, Service Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.64	$1.48	$1.50	$1.33	$1.14	$1.36	$1.26	$1.20	$1.19	$1.12
Accumulation unit value at end of period	$1.61	$1.64	$1.48	$1.50	$1.33	$1.14	$1.36	$1.26	$1.20	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	536	583	673	772	1,984	1,801	2,174	1,584	1,042	417

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/31/2002)
Accumulation unit value at beginning of period	$2.03	$1.76	$1.83	$1.52	$1.13	$1.85	$1.91	$1.70	$1.58	$1.35
Accumulation unit value at end of period	$2.80	$2.03	$1.76	$1.83	$1.52	$1.13	$1.85	$1.91	$1.70	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	16	17	19	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  147

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.13	$1.02	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.13	$1.13	$1.02	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	41	56	88	834	1,121	1,173	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/30/2002)
Accumulation unit value at beginning of period	$1.53	$1.28	$1.32	$1.31	$1.06	$1.30	$1.33	$1.32	$1.18	$1.12
Accumulation unit value at end of period	$2.13	$1.53	$1.28	$1.32	$1.31	$1.06	$1.30	$1.33	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	5	5	5	—

Putnam VT Growth and Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.12	$0.95	$1.02	$0.91	$0.71	$1.18	$1.28	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.49	$1.12	$0.95	$1.02	$0.91	$0.71	$1.18	$1.28	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Income Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.46	$1.34	$1.30	$1.20	$0.84	$1.12	$1.08	$1.06	$1.05	$1.02
Accumulation unit value at end of period	$1.46	$1.46	$1.34	$1.30	$1.20	$0.84	$1.12	$1.08	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (03/01/2002)
Accumulation unit value at beginning of period	$1.26	$1.05	$1.29	$1.19	$0.98	$1.77	$1.67	$1.33	$1.20	$1.06
Accumulation unit value at end of period	$1.59	$1.26	$1.05	$1.29	$1.19	$0.98	$1.77	$1.67	$1.33	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	12	12	12	12	14	14

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.21	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.62	$1.21	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.17	$0.94	$0.73	$1.23	$1.43	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.73	$1.26	$1.09	$1.17	$0.94	$0.73	$1.23	$1.43	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	18	211	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	371	373	375	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.19	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	827	870	917	981	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.28	$1.24	$1.15	$1.12	$1.07	$1.09	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	77	78	99	1,484	829	998	962	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,599	1,320	1,007	258	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,272	1,671	2,043	1,814	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,168	3,521	3,608	3,193	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,542	8,082	9,265	8,841	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,339	2,458	2,862	2,800	—	—	—	—	—	—

 148  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,996	6,221	7,335	8,759	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,290	1,303	1,239	1,277	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.07	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,882	3,072	3,585	4,025	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (07/31/2002)
Accumulation unit value at beginning of period	$2.01	$1.81	$1.92	$1.57	$1.17	$1.75	$1.87	$1.58	$1.52	$1.29
Accumulation unit value at end of period	$2.67	$2.01	$1.81	$1.92	$1.57	$1.17	$1.75	$1.87	$1.58	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	322	436	509	542	656	739	794	763	746	325

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.87	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	42	51	61	1,695	1,008	892	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.81	$1.35	$1.18	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.13	$1.78	$2.13	$1.73	$1.18	$2.21	$1.93	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.56	$2.13	$1.78	$2.13	$1.73	$1.18	$2.21	$1.93	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	74	86	101	100	302	440	485	202	135	32

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.39	$1.14	$0.82	$1.38	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.03	$1.55	$1.31	$1.39	$1.14	$0.82	$1.38	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	254	342	396	442	741	790	792	631	493	197

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.63	$1.47	$1.40	$1.26	$1.11	$1.60	$1.51	$1.37	$1.33	$1.24
Accumulation unit value at end of period	$1.91	$1.63	$1.47	$1.40	$1.26	$1.11	$1.60	$1.51	$1.37	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$1.53	$1.37	$1.60	$1.40	$1.24	$2.15	$1.91	$1.58	$1.39	$1.19
Accumulation unit value at end of period	$1.79	$1.53	$1.37	$1.60	$1.40	$1.24	$2.15	$1.91	$1.58	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	6	8	8	8	21	19	25	31	25	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.35	$1.21	$1.05	$1.69	$1.67	$1.44	$1.39	$1.27
Accumulation unit value at end of period	$1.95	$1.53	$1.30	$1.35	$1.21	$1.05	$1.69	$1.67	$1.44	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	255	311	392	421	462	406	411	409	465	288

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (07/31/2002)
Accumulation unit value at beginning of period	$2.08	$1.76	$1.89	$1.61	$1.14	$1.60	$1.46	$1.41	$1.38	$1.32
Accumulation unit value at end of period	$2.85	$2.08	$1.76	$1.89	$1.61	$1.14	$1.60	$1.46	$1.41	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	303	426	503	552	6	8	23	32	31	2

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	10	11	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$2.50	$2.36	$2.52	$2.02	$1.35	$2.34	$2.10	$1.74	$1.67	$1.49
Accumulation unit value at end of period	$3.68	$2.50	$2.36	$2.52	$2.02	$1.35	$2.34	$2.10	$1.74	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	5	4	5	4	5	5	5

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  149

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (03/03/2003)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.28	$1.22	$1.11	$1.10	$1.06	$1.04	$1.04	$1.01
Accumulation unit value at end of period	$1.36	$1.42	$1.37	$1.28	$1.22	$1.11	$1.10	$1.06	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	328	381	428	483	660	649	1,137	1,856	658	206

 150  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.09	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.03	$1.09	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.67	$1.43	$0.95	$1.85	$1.57	$1.47	$1.45	$1.40
Accumulation unit value at end of period	$1.68	$1.39	$1.25	$1.67	$1.43	$0.95	$1.85	$1.57	$1.47	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	12	12	37	64	80	86	87

AllianceBernstein VPS Growth and Income Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.60	$1.39	$1.33	$1.20	$1.02	$1.75	$1.70	$1.48	$1.44	$1.32
Accumulation unit value at end of period	$2.11	$1.60	$1.39	$1.33	$1.20	$1.02	$1.75	$1.70	$1.48	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	14	14	18	24	33	28	31	31	31	30

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.16	$1.14	$0.86	$1.88	$1.81	$1.37	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$0.92	$1.16	$1.14	$0.86	$1.88	$1.81	$1.37	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	449	557	742	821	1,473	1,873	1,241	1,131	914	344

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (01/29/2003)
Accumulation unit value at beginning of period	$1.50	$1.32	$1.39	$1.29	$0.96	$1.62	$1.45	$1.49	$1.32	$1.24
Accumulation unit value at end of period	$2.02	$1.50	$1.32	$1.39	$1.29	$0.96	$1.62	$1.45	$1.49	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	12	41	19	19	20

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.33	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.40	$1.33	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	718	695	937	1,323	1,409	1,367	2,110	2,234	2,258	901

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.19	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.70	$1.42	$1.19	$1.39	$1.25	$0.95	$1.76	$1.52	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.40	$1.10	$0.96	$0.99	$0.85	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.03	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.53	$1.14	$1.02	$1.03	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	123	157	182	239	253	255	266	529	219	46

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.63	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.03	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.20	$1.03	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.01	$1.02	$1.04	$1.04	$1.01	$0.98	$0.98	$0.99
Accumulation unit value at end of period	$0.95	$0.97	$0.99	$1.01	$1.02	$1.04	$1.04	$1.01	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	237	237	298	303	1,258	372	137	91	70	179

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.22	$1.15	$1.02	$1.11	$1.07	$1.05	$1.05	$1.02
Accumulation unit value at end of period	$1.29	$1.35	$1.28	$1.22	$1.15	$1.02	$1.11	$1.07	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	151	149	167	264	3,966	3,519	3,241	547	165	169

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.03	$1.81	$1.94	$1.69	$1.35	$2.32	$2.18	$1.86	$1.67	$1.44
Accumulation unit value at end of period	$2.52	$2.03	$1.81	$1.94	$1.69	$1.35	$2.32	$2.18	$1.86	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	303	367	465	559	2,165	1,880	1,267	1,033	512	31

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$1.93	$2.50	$2.12	$1.24	$2.73	$2.02	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.21	$2.29	$1.93	$2.50	$2.12	$1.24	$2.73	$2.02	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	144	156	218	231	592	827	562	594	469	225

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  151

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.83	$1.76	$1.55	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	182	214	325	461	586	703	822	1,551	960	372

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.47	$1.32	$0.95	$1.19	$1.18	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.78	$1.72	$1.53	$1.47	$1.32	$0.95	$1.19	$1.18	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	30	32	36	65	1,646	1,028	891	103	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.41	$1.26	$1.00	$1.72	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.40	$1.21	$1.41	$1.26	$1.00	$1.72	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.44	$1.22	$1.29	$1.12	$0.83	$1.52	$1.50	$1.38	$1.29	$1.22
Accumulation unit value at end of period	$1.84	$1.44	$1.22	$1.29	$1.12	$0.83	$1.52	$1.50	$1.38	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	17	2	2	4	4	60	42	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.00	$0.87	$0.71	$1.25	$1.24	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.51	$1.15	$1.03	$1.00	$0.87	$0.71	$1.25	$1.24	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	259	336	589	890	1,020	1,054	1,103	1,183	1,307	818

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.94	$0.99	$0.83	$0.67	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.04	$0.94	$0.99	$0.83	$0.67	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	77	90	140	3,055	2,078	1,314	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.87	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.82	$0.71	$0.87	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	7	7	7	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.56	$1.43	$1.72	$1.38	$0.86	$1.59	$1.43	$1.45	$1.35	$1.26
Accumulation unit value at end of period	$2.01	$1.56	$1.43	$1.72	$1.38	$0.86	$1.59	$1.43	$1.45	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	27	33	66	82	98	139	136	158	161	118

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.61	$1.42	$1.43	$1.27	$1.02	$1.66	$1.61	$1.42	$1.39	$1.28
Accumulation unit value at end of period	$2.09	$1.61	$1.42	$1.43	$1.27	$1.02	$1.66	$1.61	$1.42	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	5	6	10	11	17	26	26	38	48	30

 152  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.12	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.70	$1.26	$1.08	$1.12	$0.95	$0.77	$1.29	$1.32	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.34	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.92	$1.46	$1.34	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	31	39	46	68	1,545	1,125	881	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.04	$1.02	$0.99	$1.03	$1.00	$0.98	$0.98	$0.99
Accumulation unit value at end of period	$0.99	$1.03	$1.03	$1.04	$1.02	$0.99	$1.03	$1.00	$0.98	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	255	274	264	356	1,118	628	589	641	492	399

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.70	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.87	$1.42	$1.21	$1.23	$0.99	$0.74	$1.27	$1.28	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.22	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.80	$1.39	$1.22	$1.36	$1.07	$0.69	$1.20	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	64	108	138	163	167	219	234	395	227	90

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.17	$1.04	$0.86	$1.25	$1.20	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.35	$1.25	$1.17	$1.04	$0.86	$1.25	$1.20	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.81	$0.76	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.82	$0.68	$0.81	$0.76	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.31	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	19	36	1,367	978	745	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.97	$1.73	$1.82	$1.58	$1.19	$2.11	$1.84	$1.68	$1.47	$1.30
Accumulation unit value at end of period	$2.54	$1.97	$1.73	$1.82	$1.58	$1.19	$2.11	$1.84	$1.68	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	559	664	909	1,171	1,641	2,452	2,368	2,760	1,602	814

Fidelity® VIP Growth Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.59	$1.41	$1.44	$1.18	$0.94	$1.82	$1.47	$1.40	$1.35	$1.34
Accumulation unit value at end of period	$2.12	$1.59	$1.41	$1.44	$1.18	$0.94	$1.82	$1.47	$1.40	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	14	14	16	18	26	27	27	13	21	7

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.22	$1.16	$1.02	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.33	$1.28	$1.22	$1.16	$1.02	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	201	210	223	285	1,944	1,622	1,607	282	242	11

Fidelity® VIP Mid Cap Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.47	$2.20	$2.51	$1.99	$1.45	$2.45	$2.16	$1.96	$1.69	$1.38
Accumulation unit value at end of period	$3.30	$2.47	$2.20	$2.51	$1.99	$1.45	$2.45	$2.16	$1.96	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	124	145	170	239	607	861	608	488	330	213

Fidelity® VIP Overseas Portfolio Service Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.82	$1.54	$1.90	$1.71	$1.38	$2.51	$2.18	$1.89	$1.62	$1.46
Accumulation unit value at end of period	$2.32	$1.82	$1.54	$1.90	$1.71	$1.38	$2.51	$2.18	$1.89	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	113	141	222	253	305	341	344	445	418	246

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  153

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.63	$1.31	$1.41	$1.19	$1.02	$1.80	$2.31	$1.96	$1.76	$1.36
Accumulation unit value at end of period	$1.64	$1.63	$1.31	$1.41	$1.19	$1.02	$1.80	$2.31	$1.96	$1.76
Number of accumulation units outstanding at end of period (000 omitted)	41	49	74	92	116	121	110	104	114	78

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.67	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	110	110	72	259	297	312	409	404	324	151

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.23	$1.19	$1.00	$0.87	$1.22	$1.27	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.36	$1.23	$1.19	$1.00	$0.87	$1.22	$1.27	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.25	$1.93	$2.05	$1.63	$1.28	$1.95	$2.04	$1.77	$1.66	$1.37
Accumulation unit value at end of period	$3.01	$2.25	$1.93	$2.05	$1.63	$1.28	$1.95	$2.04	$1.77	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	—	26	31	64	75	87	91	94	88	85

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.82	$1.68	$1.79	$1.43	$1.02	$1.80	$1.65	$1.55	$1.50	$1.37
Accumulation unit value at end of period	$2.47	$1.82	$1.68	$1.79	$1.43	$1.02	$1.80	$1.65	$1.55	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	7	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.48	$1.36	$1.10	$1.77	$1.75	$1.50	$1.38	$1.25
Accumulation unit value at end of period	$2.03	$1.61	$1.44	$1.48	$1.36	$1.10	$1.77	$1.75	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	60	90	131	188	279	398	502	611	526	516

FTVIPT Templeton Foreign VIP Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.94	$1.67	$1.90	$1.79	$1.33	$2.27	$2.00	$1.68	$1.55	$1.34
Accumulation unit value at end of period	$2.34	$1.94	$1.67	$1.90	$1.79	$1.33	$2.27	$2.00	$1.68	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	51	51	54	91	111	158	194	186	154	105

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.99	$2.00	$1.77	$1.82	$1.62	$1.39	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	233	247	327	436	1,698	1,529	1,848	1,468	826	291

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.01	$1.10	$1.05	$0.81	$1.44	$1.43	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.54	$1.20	$1.01	$1.10	$1.05	$0.81	$1.44	$1.43	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	9	9	9	9	6

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.62	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.11	$1.62	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	189	236	340	432	942	1,126	1,162	978	575	248

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	4	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.51	$1.33	$1.06	$1.68	$1.75	$1.53	$1.50	$1.30
Accumulation unit value at end of period	$2.26	$1.70	$1.45	$1.51	$1.33	$1.06	$1.68	$1.75	$1.53	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	497	639	916	1,142	1,790	2,105	1,977	1,995	1,445	538

Invesco V.I. Core Equity Fund, Series II Shares (04/28/2006)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.15	$1.03	$1.05	$0.98	$0.78	$1.14	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.12	$0.94	$0.93	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	34	—	—	—	—	—	—

 154  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Invesco V.I. Growth and Income Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.59	$1.44	$1.18	$1.78	$1.77	$1.55	$1.44	$1.29
Accumulation unit value at end of period	$2.25	$1.71	$1.52	$1.59	$1.44	$1.18	$1.78	$1.77	$1.55	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	20	20	20	21	45	46	50	51	30	17

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	59	67	102	2,445	1,027	602	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.32	$1.18	$0.93	$1.32	$1.23	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.66	$1.31	$1.21	$1.32	$1.18	$0.93	$1.32	$1.23	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8	12	14	23	25	26	32	35	38	13

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.32	$1.14	$1.20	$1.14	$0.79	$1.67	$1.68	$1.52	$1.46	$1.35
Accumulation unit value at end of period	$1.72	$1.32	$1.14	$1.20	$1.14	$0.79	$1.67	$1.68	$1.52	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	38	54	75	113	132	148	151	164	179	110

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	67	87	131	2,589	2,166	1,538	—	—	—

MFS® Investors Growth Stock Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.62	$1.41	$1.43	$1.30	$0.95	$1.54	$1.41	$1.34	$1.31	$1.22
Accumulation unit value at end of period	$2.06	$1.62	$1.41	$1.43	$1.30	$0.95	$1.54	$1.41	$1.34	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	2	2	2	2	2	2

MFS® New Discovery Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$2.11	$1.78	$2.02	$1.51	$0.95	$1.60	$1.59	$1.43	$1.39	$1.33
Accumulation unit value at end of period	$2.92	$2.11	$1.78	$2.02	$1.51	$0.95	$1.60	$1.59	$1.43	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	18	22	24	24	22	21

MFS® Total Return Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$1.47	$1.35	$1.36	$1.26	$1.09	$1.43	$1.40	$1.28	$1.27	$1.17
Accumulation unit value at end of period	$1.72	$1.47	$1.35	$1.36	$1.26	$1.09	$1.43	$1.40	$1.28	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	58	203	192	316	370	439	545	531	435	401

MFS® Utilities Series – Service Class (01/29/2003)
Accumulation unit value at beginning of period	$3.15	$2.83	$2.71	$2.43	$1.87	$3.06	$2.44	$1.90	$1.66	$1.30
Accumulation unit value at end of period	$3.72	$3.15	$2.83	$2.71	$2.43	$1.87	$3.06	$2.44	$1.90	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	7	7	7	13	13	30	73	89	94	97

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.87	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	15	22	31	555	716	326	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.17	$0.90	$0.59	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.54	$1.14	$1.07	$1.17	$0.90	$0.59	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.79	$2.45	$2.36	$1.85	$1.47	$2.41	$2.96	$2.18	$1.90	$1.42
Accumulation unit value at end of period	$2.79	$2.79	$2.45	$2.36	$1.85	$1.47	$2.41	$2.96	$2.18	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	6	6	6	6	—	12

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.68	$1.32	$1.05	$1.73	$2.13	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.98	$1.98	$1.75	$1.68	$1.32	$1.05	$1.73	$2.13	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	11	11	13	15	17	18	16	16	17	6

Oppenheimer Capital Appreciation Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.34	$1.25	$0.89	$1.66	$1.49	$1.41	$1.37	$1.31
Accumulation unit value at end of period	$1.85	$1.45	$1.30	$1.34	$1.25	$0.89	$1.66	$1.49	$1.41	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	110	206	232	257	266	283	299	314	284	126

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  155

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Oppenheimer Global Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.22	$1.87	$2.08	$1.83	$1.34	$2.28	$2.19	$1.90	$1.70	$1.46
Accumulation unit value at end of period	$2.76	$2.22	$1.87	$2.08	$1.83	$1.34	$2.28	$2.19	$1.90	$1.70
Number of accumulation units outstanding at end of period (000 omitted)	2	2	9	33	38	38	41	42	15	12

Oppenheimer Global Strategic Income Fund/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.56	$1.41	$1.42	$1.26	$1.09	$1.30	$1.20	$1.14	$1.14	$1.07
Accumulation unit value at end of period	$1.53	$1.56	$1.41	$1.42	$1.26	$1.09	$1.30	$1.20	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	461	487	681	912	3,444	3,043	3,205	2,256	1,716	851

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (01/29/2003)
Accumulation unit value at beginning of period	$2.16	$1.87	$1.95	$1.61	$1.20	$1.97	$2.04	$1.81	$1.68	$1.44
Accumulation unit value at end of period	$2.98	$2.16	$1.87	$1.95	$1.61	$1.20	$1.97	$2.04	$1.81	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	43	26	21	22	32	35	40	30	40	33

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.13	$1.13	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.27	$1.13	$1.13	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	52	62	101	1,394	1,935	1,649	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.61	$1.34	$1.38	$1.37	$1.11	$1.36	$1.40	$1.38	$1.25	$1.19
Accumulation unit value at end of period	$2.24	$1.61	$1.34	$1.38	$1.37	$1.11	$1.36	$1.40	$1.38	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	14	15	24	55	78	100	157	167	158	148

Putnam VT Growth and Income Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.43	$1.23	$1.31	$1.17	$0.92	$1.52	$1.65	$1.45	$1.40	$1.29
Accumulation unit value at end of period	$1.91	$1.43	$1.23	$1.31	$1.17	$0.92	$1.52	$1.65	$1.45	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	2	2	2	7	7	2	2

Putnam VT International Equity Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.60	$1.33	$1.64	$1.52	$1.24	$2.25	$2.12	$1.69	$1.53	$1.34
Accumulation unit value at end of period	$2.01	$1.60	$1.33	$1.64	$1.52	$1.24	$2.25	$2.12	$1.69	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	8	18	20	29	33	44	47	53	51	54

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—	—	—	—	—

Putnam VT Research Fund – Class IB Shares (01/29/2003)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.34	$1.17	$0.90	$1.48	$1.50	$1.38	$1.33	$1.26
Accumulation unit value at end of period	$1.95	$1.49	$1.29	$1.34	$1.17	$0.90	$1.48	$1.50	$1.38	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.09	$1.16	$0.94	$0.73	$1.23	$1.43	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.72	$1.26	$1.09	$1.16	$0.94	$0.73	$1.23	$1.43	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	8	10	10	20	263	6	3

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	101	102	103	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.19	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,666	1,764	1,912	4,621	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.14	$1.12	$1.07	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.28	$1.23	$1.14	$1.12	$1.07	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	68	69	123	2,765	1,341	1,399	1,411	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	389	1,116	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,836	5,504	7,968	6,523	—	—	—	—	—	—

 156  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	532	526	149	349	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.17	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,514	13,050	16,190	18,282	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	495	557	568	324	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,776	4,727	5,207	6,114	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.14	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,558	3,155	3,373	3,755	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (01/29/2003)
Accumulation unit value at beginning of period	$2.16	$1.94	$2.07	$1.69	$1.26	$1.88	$2.02	$1.71	$1.64	$1.40
Accumulation unit value at end of period	$2.86	$2.16	$1.94	$2.07	$1.69	$1.26	$1.88	$2.02	$1.71	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	168	220	330	415	510	605	687	648	720	337

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.80	$0.84	$0.77	$0.60	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.86	$0.80	$0.84	$0.77	$0.60	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	75	88	142	3,099	1,834	1,226	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.17	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.80	$1.35	$1.17	$1.28	$1.07	$0.80	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.12	$1.78	$2.12	$1.73	$1.18	$2.20	$1.93	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.55	$2.12	$1.78	$2.12	$1.73	$1.18	$2.20	$1.93	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	62	75	91	107	541	759	386	184	128	28

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.31	$1.38	$1.14	$0.82	$1.38	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.02	$1.54	$1.31	$1.38	$1.14	$0.82	$1.38	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	150	195	288	384	870	894	799	615	523	221

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.32	$1.19	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43	43	—	—	13	20	15	15	15	16

Wells Fargo Advantage VT International Equity Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$1.71	$1.53	$1.80	$1.57	$1.38	$2.42	$2.15	$1.78	$1.57	$1.34
Accumulation unit value at end of period	$2.01	$1.71	$1.53	$1.80	$1.57	$1.38	$2.42	$2.15	$1.78	$1.57
Number of accumulation units outstanding at end of period (000 omitted)	47	49	52	61	64	67	87	78	64	45

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.05	$0.94	$0.82	$1.31	$1.30	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.18	$1.01	$1.05	$0.94	$0.82	$1.31	$1.30	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	132	152	270	428	548	531	627	653	691	438

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (01/29/2003)
Accumulation unit value at beginning of period	$2.20	$1.86	$2.00	$1.71	$1.21	$1.70	$1.55	$1.49	$1.47	$1.40
Accumulation unit value at end of period	$3.02	$2.20	$1.86	$2.00	$1.71	$1.21	$1.70	$1.55	$1.49	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	196	256	388	514	77	95	133	142	154	113

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  157

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.19	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	56	69	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.49	$1.59	$1.28	$0.86	$1.49	$1.33	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.33	$1.58	$1.49	$1.59	$1.28	$0.86	$1.49	$1.33	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	22	25	31	35	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.24	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	38	39	67	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.27	$1.21	$1.10	$1.10	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.41	$1.35	$1.27	$1.21	$1.10	$1.10	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	482	501	658	917	1,060	1,033	1,552	3,395	1,455	623

 158  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.87	$0.78	$1.04	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	28	28	28	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.57	$1.19	$1.03	$0.99	$0.90	$0.76	$1.30	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	96	91	130	124	89	113	168	170	126	90

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$0.92	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4,367	5,828	6,871	7,882	19,909	27,146	17,556	13,071	8,418	3,162

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.32	$1.21	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	6,889	6,691	7,945	11,844	13,423	13,696	23,067	24,580	21,086	7,249

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.38	$1.24	$0.95	$1.76	$1.52	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.76	$1.52	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	28	—	—	—	—	68	68	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.09	$0.96	$0.99	$0.85	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	9	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.52	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.01	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,510	2,194	2,936	4,147	5,039	6,040	6,538	19,124	6,266	2,495

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12	12	87	16	16	19	24	29	15	26

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	54	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.03	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,541	1,683	2,045	2,910	11,536	5,320	3,584	1,771	839	136

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.25	$1.20	$1.13	$1.00	$1.09	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,772	2,131	2,517	3,451	52,732	52,913	49,906	27,709	237	220

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.74	$1.40	$1.25	$1.34	$1.17	$0.93	$1.60	$1.51	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4,568	6,023	7,706	10,251	47,600	45,615	31,206	25,297	8,506	34

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.20	$2.28	$1.93	$2.49	$2.12	$1.24	$2.73	$2.01	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,490	1,624	2,042	2,330	8,001	12,125	7,826	7,742	4,979	2,159

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.82	$1.75	$1.54	$1.49	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	726	790	1,037	1,429	3,043	3,808	4,514	5,751	3,150	830

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  159

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.77	$1.72	$1.52	$1.46	$1.32	$0.94	$1.18	$1.18	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	445	540	724	967	23,958	16,287	14,534	6,780	8	8

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.67	$1.39	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	2	1	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.19	$1.01	$1.06	$0.92	$0.69	$1.26	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	135	195	258	361	910	3,801	2,883	38	38	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.51	$1.15	$1.03	$1.00	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,998	3,922	5,131	7,801	9,323	10,215	10,759	11,734	14,054	9,019

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,870	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,196	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,310	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.04	$0.94	$0.99	$0.83	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	860	1,287	1,574	44,625	33,416	21,154	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.82	$0.71	$0.86	$0.78	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	49	49	70	70	70	21	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.13	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	299	393	430	548	702	933	906	1,023	1,088	697

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.93	$0.80	$0.89	$0.74	$0.54	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	145	167	3	98	69	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.11	$1.11	$0.99	$0.80	$1.29	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	185	188	198	211	155	94	147	142	132	48

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.12	$0.94	$0.76	$1.29	$1.32	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.25	$1.08	$1.12	$0.94	$0.76	$1.29	$1.32	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	41	41	—	—	—	14	23	23	24	—

 160  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.91	$1.46	$1.33	$1.45	$1.17	$0.95	$1.35	$1.41	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	275	460	585	721	23,264	17,911	14,170	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.04	$1.04	$1.04	$1.03	$1.00	$1.05	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,292	1,516	1,924	2,722	10,350	5,772	5,294	3,802	1,781	218

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	44	47	33	32	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.20	$1.23	$0.98	$0.74	$1.27	$1.27	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.86	$1.41	$1.20	$1.23	$0.98	$0.74	$1.27	$1.27	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.22	$1.35	$1.06	$0.69	$1.20	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.79	$1.38	$1.22	$1.35	$1.06	$0.69	$1.20	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	730	988	1,184	1,653	2,265	2,987	3,110	6,310	2,901	1,117

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.17	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.60	$1.35	$1.25	$1.17	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	52	52	48	48	48	100	112	67	71	72

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	8	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.08	$0.98	$1.23	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	27	24	21	19	38	24	24	26	7

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.13	$1.07	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	383	562	719	17,706	14,635	11,432	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27	$1.11	$1.00
Accumulation unit value at end of period	$1.91	$1.48	$1.30	$1.37	$1.19	$0.90	$1.59	$1.38	$1.27	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	6,278	8,416	10,938	14,844	26,124	44,134	42,111	45,962	19,309	6,485

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.09	$0.90	$0.72	$1.38	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.20	$1.07	$1.09	$0.90	$0.72	$1.38	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	15	15	36	15	15	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.28	$1.22	$1.15	$1.02	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,828	3,225	3,767	5,353	28,571	28,234	30,874	10,450	8,474	3,024

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.35	$1.76	$1.57	$1.79	$1.42	$1.04	$1.75	$1.55	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	940	1,346	1,681	2,112	10,749	15,569	9,998	6,670	2,154	194

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.57	$1.23	$1.04	$1.28	$1.16	$0.93	$1.70	$1.48	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,435	1,894	2,343	2,808	4,655	4,812	4,606	5,282	5,025	3,210

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.00	$1.08	$0.91	$0.78	$1.37	$1.77	$1.50	$1.34	$1.00
Accumulation unit value at end of period	$1.25	$1.25	$1.00	$1.08	$0.91	$0.78	$1.37	$1.77	$1.50	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	71	103	150	172	590	821	1,056	270	252	119

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  161

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.49	$1.35	$1.34	$1.21	$0.91	$1.32	$1.30	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	497	598	1,057	1,140	1,013	1,631	1,849	1,382	1,066	516

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	62	35	70	96	51	137	151	68	53	34

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.28	$1.02	$0.73	$1.29	$1.18	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.76	$1.30	$1.20	$1.28	$1.02	$0.73	$1.29	$1.18	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16	17	19	36	39	141	125	98	115	111

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.13	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.59	$1.26	$1.13	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	166	203	252	289	305	485	542	6,611	374	369

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.98	$1.99	$1.76	$1.81	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,275	2,493	3,114	4,186	21,774	22,313	26,747	18,800	7,744	2,656

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.53	$1.19	$1.00	$1.10	$1.04	$0.81	$1.44	$1.43	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	53	69	103	119	114	115	148	112	57	25

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.10	$1.61	$1.39	$1.51	$1.23	$0.94	$1.53	$1.51	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,959	2,740	3,562	4,764	13,524	16,698	17,019	14,517	6,833	2,746

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	73	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.27	$1.09	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,600	10,444	13,815	18,929	34,501	43,308	39,815	41,096	23,606	8,260

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	25	25	45	3	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	$0.81	$0.89	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	630	940	984	35,468	16,452	9,747	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.31	$1.18	$0.92	$1.32	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.31	$1.21	$1.31	$1.18	$0.92	$1.32	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	217	303	401	569	679	796	1,038	1,204	1,379	900

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.96	$0.83	$0.88	$0.84	$0.58	$1.22	$1.23	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$0.96	$0.83	$0.88	$0.84	$0.58	$1.22	$1.23	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,008	1,430	2,083	2,907	3,241	4,292	3,865	4,263	5,023	3,225

 162  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	799	1,082	1,257	38,185	34,319	25,309	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.17	$1.06	$0.78	$1.26	$1.15	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.15	$1.17	$1.06	$0.78	$1.26	$1.15	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	12	14	14	14	14	14	14	34	22

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.33	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.18	$1.57	$1.33	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	9	10	11	12

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.15	$1.16	$1.08	$0.93	$1.22	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	71	74	65	69	69	94	102	106	69	53

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$2.76	$2.34	$2.11	$2.02	$1.81	$1.39	$2.28	$1.82	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	41	41	43	55	58	91	120	32	1	1

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	179	249	265	8,046	11,790	4,909	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.14	$1.07	$1.17	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.74	$1.68	$1.32	$1.05	$1.72	$2.12	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.97	$1.97	$1.74	$1.68	$1.32	$1.05	$1.72	$2.12	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	180	196	257	328	604	694	728	573	619	292

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$1.00	$1.04	$0.97	$0.69	$1.29	$1.15	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,809	3,669	4,615	6,424	7,178	8,981	8,700	10,182	8,509	3,218

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.86	$1.49	$1.26	$1.40	$1.24	$0.90	$1.54	$1.48	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	86	89	113	127	149	169	231	209	177	72

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.46	$1.32	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,261	3,563	4,711	6,319	41,343	38,121	38,909	20,731	11,203	4,674

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.05	$1.49	$1.29	$1.35	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	41	41	89	24	25	61	71	75	59	31

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.27	$1.12	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	496	620	718	853	20,192	30,027	26,289	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.14	$1.13	$0.91	$1.12	$1.15	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.84	$1.32	$1.10	$1.14	$1.13	$0.91	$1.12	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	15	19	23	44	56	84	144	142	109	57

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.21	$1.13	$0.92	$1.67	$1.57	$1.26	$1.14	$1.00
Accumulation unit value at end of period	$1.49	$1.18	$0.99	$1.21	$1.13	$0.92	$1.67	$1.57	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	10	10	10	27	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  163

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.09	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.71	$1.25	$1.09	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	30	61	69	84	147	179	192	4,666	76	17

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	692	500	242	2,128	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,576	27,031	37,081	45,459	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.28	$1.23	$1.14	$1.12	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,156	1,527	2,123	39,552	22,934	24,803	19,914	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,427	2,883	3,605	2,840	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,543	33,878	37,774	34,075	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,104	4,950	4,056	2,407	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144,525	168,701	206,439	248,214	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,113	2,106	1,555	774	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,694	86,581	118,725	154,365	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,457	3,949	2,095	1,480	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.14	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,248	28,639	34,697	43,744	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.99	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.41	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,573	3,627	4,585	6,248	9,697	11,631	12,674	11,121	10,647	4,456

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	961	1,246	1,481	47,054	29,241	19,856	—	—	—

 164  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.17	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8	8	—	28	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.54	$2.11	$1.77	$2.11	$1.72	$1.17	$2.20	$1.93	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	815	1,135	1,529	1,843	8,675	12,927	7,675	6,793	3,916	1,854

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.01	$1.53	$1.30	$1.38	$1.14	$0.81	$1.38	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,416	2,019	2,605	3,655	12,068	12,713	11,339	6,970	5,234	2,030

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.18	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.54	$1.31	$1.18	$1.13	$1.02	$0.90	$1.29	$1.22	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.12	$1.31	$1.14	$1.01	$1.76	$1.57	$1.30	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.24	$1.12	$1.31	$1.14	$1.01	$1.76	$1.57	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,077	1,295	1,513	1,967	2,695	2,459	2,309	2,433	1,444	79

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.00	$1.04	$0.93	$0.82	$1.31	$1.30	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.17	$1.00	$1.04	$0.93	$0.82	$1.31	$1.30	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	413	579	663	931	3,042	1,054	1,198	1,229	1,587	971

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.32	$1.42	$1.21	$0.86	$1.21	$1.10	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.13	$1.55	$1.32	$1.42	$1.21	$0.86	$1.21	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,111	2,885	3,649	5,238	3,799	4,435	5,394	5,524	3,401	1,048

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.18	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	244	281	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.59	$1.28	$0.85	$1.48	$1.33	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.32	$1.57	$1.49	$1.59	$1.28	$0.85	$1.48	$1.33	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	378	522	593	844	2	2	1	1	1	1

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.24	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	182	238	253	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.27	$1.21	$1.10	$1.09	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.40	$1.35	$1.27	$1.21	$1.10	$1.09	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,415	3,466	4,101	5,623	8,408	8,640	12,231	8,454	2,629	789

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  165

Variable account charges of 1.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.03	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	7	7	7	7	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.56	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	7	9	7	14	8	8	—

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$0.91	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.23	$1.02	$0.91	$1.16	$1.13	$0.86	$1.87	$1.81	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,298	2,880	3,105	3,020	7,538	10,280	6,454	4,386	3,051	725

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.32	$1.20	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05	$1.00
Accumulation unit value at end of period	$1.25	$1.39	$1.32	$1.20	$1.17	$1.08	$1.12	$1.04	$1.05	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,357	3,156	3,442	4,201	4,330	4,261	6,752	8,306	7,161	1,751

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.41	$1.19	$1.38	$1.24	$0.95	$1.75	$1.52	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.69	$1.41	$1.19	$1.38	$1.24	$0.95	$1.75	$1.52	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.96	$0.98	$0.84	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.09	$0.96	$0.98	$0.84	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.51	$1.13	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,265	2,985	3,364	4,071	4,572	4,942	5,177	11,674	5,066	1,252

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.62	$1.25	$1.12	$1.13	$1.02	$0.87	$1.21	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15	15	15	15	15	15	17	17	5	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.20	$1.02	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	9	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$1.00	$1.02	$1.04	$1.06	$1.05	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	559	789	1,104	1,063	4,617	2,015	926	437	272	696

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.32	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,102	1,248	1,477	1,811	21,272	22,574	21,399	10,809	68	73

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.34	$1.17	$0.93	$1.60	$1.51	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.73	$1.39	$1.24	$1.34	$1.17	$0.93	$1.60	$1.51	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,800	3,385	3,979	4,515	19,162	18,841	12,984	9,881	4,173	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.27	$1.92	$2.48	$2.11	$1.24	$2.72	$2.01	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.19	$2.27	$1.92	$2.48	$2.11	$1.24	$2.72	$2.01	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	892	922	1,060	1,023	3,167	4,942	3,157	2,993	1,961	549

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.48	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.81	$1.74	$1.54	$1.48	$1.33	$0.88	$1.20	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	417	455	536	626	705	918	1,074	1,254	1,052	115

 166  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,850	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.71	$1.52	$1.46	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.76	$1.71	$1.52	$1.46	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	242	285	392	461	10,027	7,265	6,611	2,750	26	36

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.66	$1.38	$1.20	$1.40	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	5	16	5	5	4	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.06	$0.92	$0.68	$1.25	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.51	$1.18	$1.00	$1.06	$0.92	$0.68	$1.25	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	3	2	10	2	2	2	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.50	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,351	1,845	2,205	2,659	2,866	2,952	2,897	3,765	4,574	2,547

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	597	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,263	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,135	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.83	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.03	$0.94	$0.98	$0.83	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	503	709	838	19,315	15,534	10,135	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	26	28	30	32	—	3	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.93	$0.80	$0.89	$0.74	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.93	$0.80	$0.89	$0.74	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.10	$1.11	$0.98	$0.80	$1.29	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.25	$1.10	$1.11	$0.98	$0.80	$1.29	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9	15	14	14	14	14	14	16	5	5

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.13	$1.10	$1.00
Accumulation unit value at end of period	$1.69	$1.25	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8	11	12	12	12	12	12	10	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  167

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.33	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.91	$1.45	$1.33	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	197	273	382	428	10,255	8,531	6,901	89	59	43

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.04	$1.03	$1.00	$1.04	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.04	$1.04	$1.03	$1.00	$1.04	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	412	522	511	591	3,255	1,766	1,184	748	423	43

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.79	$0.82	$0.96	$0.84	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	6	15	10	17	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.22	$0.98	$0.74	$1.27	$1.27	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.86	$1.40	$1.20	$1.22	$0.98	$0.74	$1.27	$1.27	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	10	10	11	11	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.22	$1.35	$1.06	$0.69	$1.19	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.79	$1.37	$1.22	$1.35	$1.06	$0.69	$1.19	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	454	593	638	728	935	1,165	1,200	2,578	1,258	333

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.59	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.82	$0.68	$0.81	$0.75	$0.62	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.22	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.08	$0.98	$1.22	$1.20	$0.94	$1.53	$1.50	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4	29	25	25	26	24	26	27	17	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.07	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	342	410	507	7,706	6,563	5,181	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.36	$1.19	$0.89	$1.59	$1.38	$1.26	$1.11	$1.00
Accumulation unit value at end of period	$1.90	$1.48	$1.30	$1.36	$1.19	$0.89	$1.59	$1.38	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,471	4,408	5,118	5,903	9,334	16,898	15,648	16,577	7,559	1,607

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.07	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.60	$1.20	$1.07	$1.09	$0.90	$0.71	$1.38	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	11	12	12	12	12	12	11	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.21	$1.15	$1.02	$1.07	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.27	$1.32	$1.27	$1.21	$1.15	$1.02	$1.07	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,416	3,497	3,782	4,473	13,385	13,739	15,429	7,174	6,069	1,202

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.79	$1.42	$1.03	$1.75	$1.54	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.34	$1.76	$1.56	$1.79	$1.42	$1.03	$1.75	$1.54	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	586	737	838	899	4,039	6,417	4,062	2,597	1,049	5

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.28	$1.15	$0.93	$1.70	$1.48	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.56	$1.22	$1.03	$1.28	$1.15	$0.93	$1.70	$1.48	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	401	578	654	644	667	722	691	1,284	1,283	755

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.33	$1.21	$0.91	$1.32	$1.29	$1.12	$1.12	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.34	$1.33	$1.21	$0.91	$1.32	$1.29	$1.12	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	408	498	528	551	575	621	666	639	815	325

 168  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.71	$1.35	$1.23	$1.18	$1.00	$0.87	$1.21	$1.27	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	16	17	20	21	31	74	110	121	143	111

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.28	$1.02	$0.72	$1.28	$1.18	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.30	$1.19	$1.28	$1.02	$0.72	$1.28	$1.18	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	6	7	7	7	7	7	11	6	6

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.26	$1.12	$1.16	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	101	153	173	182	190	188	281	2,957	342	240

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.98	$1.75	$1.80	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.97	$1.98	$1.75	$1.80	$1.61	$1.38	$1.33	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,112	1,195	1,400	1,587	7,972	8,575	9,880	6,143	2,582	696

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.00	$1.10	$1.04	$0.81	$1.43	$1.43	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.19	$1.00	$1.10	$1.04	$0.81	$1.43	$1.43	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	155	192	223	234	244	274	283	331	477	237

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.50	$1.23	$0.94	$1.52	$1.50	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.09	$1.60	$1.38	$1.50	$1.23	$0.94	$1.52	$1.50	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,071	1,430	1,690	1,904	5,063	6,456	6,588	5,189	2,566	749

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.87	$0.78	$0.76	$0.69	$0.58	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.68	$1.26	$1.08	$1.13	$1.00	$0.79	$1.26	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,193	5,612	6,698	7,635	13,387	16,530	15,014	15,482	9,543	2,210

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.11	$0.94	$0.92	$0.90	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.81	$0.89	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.81	$0.89	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	340	518	575	15,338	7,640	4,717	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	214	309	334	367	386	417	511	667	795	454

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.96	$0.83	$0.87	$0.83	$0.58	$1.22	$1.23	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$0.96	$0.83	$0.87	$0.83	$0.58	$1.22	$1.23	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	989	1,437	1,733	1,918	1,891	2,274	1,899	2,383	2,864	1,579

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.00	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	502	720	810	16,609	16,165	12,101	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  169

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.16	$1.06	$0.78	$1.26	$1.15	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.67	$1.31	$1.15	$1.16	$1.06	$0.78	$1.26	$1.15	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	6	10	—

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.32	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.17	$1.57	$1.32	$1.51	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	7	8	8	8	—	—	3	3	6	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.15	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.46	$1.25	$1.15	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	48	128	136	128	114	120	132	139	142	8

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.33	$2.10	$2.01	$1.81	$1.39	$2.27	$1.82	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$2.75	$2.33	$2.10	$2.01	$1.81	$1.39	$2.27	$1.82	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	11	39	26	30	36	30	102	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.68	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	83	146	173	3,620	5,493	2,614	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	14	15	1	1	1	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.73	$1.67	$1.32	$1.05	$1.72	$2.12	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.96	$1.97	$1.73	$1.67	$1.32	$1.05	$1.72	$2.12	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	106	113	130	148	171	199	172	214	233	73

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.03	$0.97	$0.68	$1.28	$1.15	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.42	$1.12	$1.00	$1.03	$0.97	$0.68	$1.28	$1.15	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,862	2,334	2,638	3,063	3,252	3,876	3,686	4,759	4,145	1,172

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.25	$1.40	$1.23	$0.90	$1.54	$1.48	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.85	$1.49	$1.25	$1.40	$1.23	$0.90	$1.54	$1.48	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	4	4	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.46	$1.31	$1.33	$1.18	$1.02	$1.21	$1.13	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,768	2,872	3,358	3,835	17,599	16,567	16,736	8,920	5,420	1,643

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.04	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	5	15	14	26	27	27	27	23	11	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	482	619	706	8,743	13,831	12,327	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.10	$1.13	$1.13	$0.91	$1.12	$1.15	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.83	$1.32	$1.10	$1.13	$1.13	$0.91	$1.12	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	2	2	2	2	1	—	—

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.48	$1.18	$0.99	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	6	6	9	—

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	18	—	—	—	—	—	—

 170  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.71	$1.25	$1.08	$1.16	$0.94	$0.73	$1.22	$1.43	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	37	39	70	54	56	62	1,601	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,393	1,097	718	311	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,134	10,369	15,182	19,052	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.23	$1.14	$1.11	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.27	$1.23	$1.14	$1.11	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	668	801	988	15,119	8,617	9,067	6,418	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,292	2,074	1,238	689	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,884	12,782	10,021	10,681	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,994	7,841	8,198	7,344	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90,378	96,525	107,320	114,757	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,157	4,472	4,132	3,683	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,717	44,930	51,440	62,718	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	977	1,264	1,087	1,054	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,248	12,007	12,307	12,980	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.98	$1.50	$1.35	$1.44	$1.18	$0.88	$1.31	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,450	1,963	2,230	2,533	2,957	3,379	3,794	4,319	4,153	1,188

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.86	$0.79	$0.84	$0.77	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	524	784	912	20,521	13,665	9,500	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.16	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.78	$1.34	$1.16	$1.27	$1.06	$0.79	$1.28	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  171

Variable account charges of 1.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.10	$1.76	$2.11	$1.72	$1.17	$2.19	$1.92	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.52	$2.10	$1.76	$2.11	$1.72	$1.17	$2.19	$1.92	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,389	1,634	1,715	4,755	7,042	4,528	4,321	3,151	908

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$2.00	$1.53	$1.30	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	882	1,207	1,413	1,664	4,848	5,126	4,307	2,648	2,151	549

 172  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.86	$0.78	$1.03	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.18	$1.03	$0.99	$0.89	$0.76	$1.30	$1.27	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	1	1

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$0.91	$1.15	$1.13	$0.86	$1.87	$1.80	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$0.91	$1.15	$1.13	$0.86	$1.87	$1.80	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	55	97	119	166	258	325	254	299	244	97

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.20	$1.16	$1.08	$1.12	$1.04	$1.04	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.38	$1.31	$1.20	$1.16	$1.08	$1.12	$1.04	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	141	151	175	348	352	348	572	638	666	312

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.18	$1.37	$1.24	$0.94	$1.75	$1.51	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.68	$1.40	$1.18	$1.37	$1.24	$0.94	$1.75	$1.51	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.95	$0.98	$0.84	$0.66	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.39	$1.09	$0.95	$0.98	$0.84	$0.66	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.51	$1.12	$1.01	$1.02	$0.90	$0.68	$1.19	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	13	40	47	53	67	79	84	341	176	40

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.61	$1.25	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.03	$0.84	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.19	$1.02	$1.03	$0.84	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	22	25	27	27	135	79	179	46	12	3

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.25	$1.19	$1.12	$1.00	$1.09	$1.06	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	12	30	31	486	520	845	368	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.24	$1.33	$1.16	$0.93	$1.59	$1.51	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.72	$1.38	$1.24	$1.33	$1.16	$0.93	$1.59	$1.51	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	30	65	109	138	433	428	358	461	217	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.26	$1.91	$2.47	$2.10	$1.23	$2.72	$2.01	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.18	$2.26	$1.91	$2.47	$2.10	$1.23	$2.72	$2.01	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	21	29	38	50	92	136	101	171	143	66

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.53	$1.48	$1.32	$0.88	$1.19	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.80	$1.73	$1.53	$1.48	$1.32	$0.88	$1.19	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	45	50	68	154	172	215	267	389	278	141

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  173

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.70	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	2	9	10	206	152	192	84	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.19	$1.39	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.65	$1.38	$1.19	$1.39	$1.25	$1.00	$1.71	$1.55	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.05	$0.92	$0.68	$1.25	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.18	$1.00	$1.05	$0.92	$0.68	$1.25	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	19	22	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.49	$1.14	$1.02	$0.99	$0.86	$0.71	$1.25	$1.24	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	72	104	112	256	279	279	273	345	410	258

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.94	$0.98	$0.82	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.03	$0.94	$0.98	$0.82	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	17	17	363	289	252	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.71	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.57	$1.22	$1.12	$1.35	$1.09	$0.68	$1.26	$1.13	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	13	13	32	36	48	42	51	57	40

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.80	$0.89	$0.74	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.92	$0.80	$0.89	$0.74	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.61	$1.24	$1.10	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	36	36	36	20	3	4	6	7	8	3

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.68	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 174  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.90	$1.44	$1.32	$1.44	$1.16	$0.95	$1.35	$1.41	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	2	8	14	197	155	161	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.04	$1.03	$0.99	$1.04	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.03	$1.03	$1.04	$1.03	$0.99	$1.04	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	17	30	30	102	66	140	131	58	29

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.40	$1.20	$1.22	$0.98	$0.74	$1.26	$1.27	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.85	$1.40	$1.20	$1.22	$0.98	$0.74	$1.26	$1.27	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.21	$1.34	$1.06	$0.69	$1.19	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.78	$1.37	$1.21	$1.34	$1.06	$0.69	$1.19	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	6	14	17	25	32	40	44	132	76	23

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.34	$1.24	$1.16	$1.03	$0.86	$1.25	$1.19	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.68	$0.81	$0.75	$0.61	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.68	$0.81	$0.75	$0.61	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	9	23	164	146	204	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.36	$1.18	$0.89	$1.59	$1.38	$1.26	$1.11	$1.00
Accumulation unit value at end of period	$1.89	$1.47	$1.29	$1.36	$1.18	$0.89	$1.59	$1.38	$1.26	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	71	130	176	304	388	550	587	963	536	195

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.21	$1.15	$1.01	$1.07	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.26	$1.31	$1.27	$1.21	$1.15	$1.01	$1.07	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	36	48	65	78	287	300	490	122	111	26

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.75	$1.56	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.33	$1.75	$1.56	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	15	22	29	37	90	136	109	127	60	4

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.27	$1.15	$0.93	$1.69	$1.48	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.55	$1.22	$1.03	$1.27	$1.15	$0.93	$1.69	$1.48	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	26	40	47	84	93	97	96	150	156	96

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$0.99	$1.07	$0.90	$0.77	$1.37	$1.77	$1.49	$1.34	$1.00
Accumulation unit value at end of period	$1.24	$1.24	$0.99	$1.07	$0.90	$0.77	$1.37	$1.77	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	13	16	19	43	50	52	47	42	49	35

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  175

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.33	$1.20	$0.91	$1.31	$1.29	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.65	$1.47	$1.33	$1.33	$1.20	$0.91	$1.31	$1.29	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	9	33	9	28	31	33	34	29

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.34	$1.22	$1.18	$0.99	$0.86	$1.21	$1.27	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.34	$1.22	$1.18	$0.99	$0.86	$1.21	$1.27	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.27	$1.02	$0.72	$1.28	$1.18	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.75	$1.29	$1.19	$1.27	$1.02	$0.72	$1.28	$1.18	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.12	$1.15	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.57	$1.25	$1.12	$1.15	$1.06	$0.86	$1.39	$1.37	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	65	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.97	$1.75	$1.80	$1.60	$1.38	$1.32	$1.22	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.96	$1.97	$1.75	$1.80	$1.60	$1.38	$1.32	$1.22	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	39	46	63	115	259	283	481	448	244	107

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.00	$1.09	$1.04	$0.81	$1.43	$1.43	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.52	$1.18	$1.00	$1.09	$1.04	$0.81	$1.43	$1.43	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.60	$1.38	$1.50	$1.22	$0.94	$1.52	$1.50	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.08	$1.60	$1.38	$1.50	$1.22	$0.94	$1.52	$1.50	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	22	41	53	87	155	185	225	289	177	70

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.76	$0.69	$0.58	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.87	$0.77	$0.76	$0.69	$0.58	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.26	$1.08	$1.13	$0.99	$0.79	$1.25	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.26	$1.08	$1.13	$0.99	$0.79	$1.25	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	75	141	195	315	440	509	526	817	589	206

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$0.94	$0.92	$0.89	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.11	$0.94	$0.92	$0.89	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.81	$0.88	$0.80	$0.61	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.81	$0.88	$0.80	$0.61	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	14	41	282	132	103	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.30	$1.20	$1.31	$1.17	$0.92	$1.32	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	3	5	5	7	20	20	12

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.95	$0.83	$0.87	$0.83	$0.57	$1.22	$1.23	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$0.95	$0.83	$0.87	$0.83	$0.57	$1.22	$1.23	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	13	16	17	17	25	30	27	74	74	45

 176  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.86	$0.93	$0.83	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$0.99	$0.86	$0.93	$0.83	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	3	16	16	314	298	290	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.16	$1.06	$0.77	$1.25	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.31	$1.14	$1.16	$1.06	$0.77	$1.25	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.32	$1.50	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.16	$1.56	$1.32	$1.50	$1.13	$0.71	$1.19	$1.19	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.45	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.20	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	9	—	—	—	—	—	—

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.32	$2.09	$2.00	$1.80	$1.38	$2.27	$1.82	$1.41	$1.24	$1.00
Accumulation unit value at end of period	$2.74	$2.32	$2.09	$2.00	$1.80	$1.38	$2.27	$1.82	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.67	$0.77	$0.64	$0.46	$0.85	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.86	$0.67	$0.77	$0.64	$0.46	$0.85	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	6	64	100	52	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.13	$1.06	$1.17	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.73	$1.67	$1.31	$1.04	$1.72	$2.12	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.95	$1.96	$1.73	$1.67	$1.31	$1.04	$1.72	$2.12	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	5	6	8	6	5	3

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.11	$1.00	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17	36	44	77	70	80	65	152	149	51

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.25	$1.39	$1.23	$0.90	$1.54	$1.48	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.84	$1.48	$1.25	$1.39	$1.23	$0.90	$1.54	$1.48	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	4	6	8	9	3

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.32	$1.18	$1.01	$1.21	$1.13	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.42	$1.45	$1.31	$1.32	$1.18	$1.01	$1.21	$1.13	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	93	111	156	263	573	562	807	629	440	207

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.03	$1.48	$1.28	$1.34	$1.11	$0.83	$1.36	$1.41	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	2	2	2	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	4	12	12	192	276	368	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.09	$1.13	$1.12	$0.91	$1.12	$1.15	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.82	$1.31	$1.09	$1.13	$1.12	$0.91	$1.12	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	2	2	14	14	15	15

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.98	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.17	$0.98	$1.21	$1.12	$0.92	$1.67	$1.57	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  177

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.61	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.08	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.70	$1.24	$1.08	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	2	2	77	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	192	194	196	167	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	26	29	132	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.14	$1.11	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.27	$1.22	$1.14	$1.11	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	6	26	28	346	223	382	430	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	620	633	559	683	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	66	67	175	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,214	1,827	1,745	1,181	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,589	3,343	3,206	3,977	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	643	1,013	1,623	1,506	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,059	1,723	2,462	2,178	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	371	394	620	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	58	61	100	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.43	$1.17	$0.88	$1.31	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.97	$1.49	$1.34	$1.43	$1.17	$0.88	$1.31	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	37	69	82	136	167	190	222	276	305	123

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.79	$0.84	$0.76	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.86	$0.79	$0.84	$0.76	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	4	21	21	391	251	239	—	—	—

 178  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.26	$1.06	$0.79	$1.27	$1.23	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.77	$1.33	$1.16	$1.26	$1.06	$0.79	$1.27	$1.23	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.09	$1.76	$2.10	$1.71	$1.17	$2.19	$1.92	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.51	$2.09	$1.76	$2.10	$1.71	$1.17	$2.19	$1.92	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	17	23	22	79	123	88	117	92	25

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.29	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26	$1.15	$1.00
Accumulation unit value at end of period	$1.99	$1.52	$1.29	$1.37	$1.13	$0.81	$1.37	$1.33	$1.26	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	19	36	48	83	154	168	174	174	158	63

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.17	$1.12	$1.01	$0.89	$1.29	$1.22	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.30	$1.17	$1.12	$1.01	$0.89	$1.29	$1.22	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.30	$1.14	$1.01	$1.76	$1.56	$1.30	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.23	$1.11	$1.30	$1.14	$1.01	$1.76	$1.56	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2	2	9	7	10	9	5	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$0.93	$0.81	$1.30	$1.29	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.99	$1.04	$0.93	$0.81	$1.30	$1.29	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	23	38	41	90	98	87	127	129	148	104

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.31	$1.41	$1.20	$0.86	$1.20	$1.10	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.11	$1.54	$1.31	$1.41	$1.20	$0.86	$1.20	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	38	58	114	14	16	25	28	29	18

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.58	$1.27	$0.85	$1.48	$1.33	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.30	$1.56	$1.48	$1.58	$1.27	$0.85	$1.48	$1.33	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.23	$1.11	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.39	$1.34	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	100	102	128	285	300	306	508	818	449	243

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  179

Variable account charges of 2.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	67	69	72	80	66	66	96	96	99	85

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$0.91	$1.15	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.22	$1.01	$0.91	$1.15	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	318	413	466	506	1,095	1,482	974	867	689	225

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.31	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.38	$1.31	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	590	555	652	895	890	892	1,618	1,875	1,656	485

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.18	$1.37	$1.23	$0.94	$1.75	$1.51	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.67	$1.39	$1.18	$1.37	$1.23	$0.94	$1.75	$1.51	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	13	13	13	13	13

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.01	$0.89	$0.68	$1.19	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.50	$1.12	$1.00	$1.01	$0.89	$0.68	$1.19	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	42	51	83	143	194	231	257	797	377	79

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.11	$1.12	$1.01	$0.86	$1.20	$1.30	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.02	$1.02	$0.83	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.19	$1.02	$1.02	$0.83	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	161	164	246	398	1,050	773	184	183	62	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.19	$1.12	$1.00	$1.09	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.31	$1.24	$1.19	$1.12	$1.00	$1.09	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	73	80	92	229	3,293	3,101	2,875	1,724	5	5

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.23	$1.33	$1.16	$0.93	$1.59	$1.50	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.71	$1.38	$1.23	$1.33	$1.16	$0.93	$1.59	$1.50	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	368	477	561	658	2,652	2,378	1,695	1,652	799	30

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.25	$1.91	$2.46	$2.10	$1.23	$2.71	$2.01	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.17	$2.25	$1.91	$2.46	$2.10	$1.23	$2.71	$2.01	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	94	166	188	195	488	668	481	488	416	152

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.47	$1.32	$0.87	$1.19	$1.20	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.73	$1.52	$1.47	$1.32	$0.87	$1.19	$1.20	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	81	110	131	160	218	277	389	540	365	130

 180  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.69	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.69	$1.51	$1.45	$1.31	$0.94	$1.18	$1.17	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	15	20	25	53	1,448	904	790	375	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.39	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.64	$1.37	$1.19	$1.39	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	14	15	10	20	84	189	155	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.02	$0.99	$0.86	$0.70	$1.24	$1.23	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.48	$1.13	$1.02	$0.99	$0.86	$0.70	$1.24	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102	119	190	352	415	478	563	678	910	594

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	41	45	66	2,385	1,631	966	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.71	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.81	$0.71	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.56	$1.22	$1.12	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11	12	17	29	34	55	70	94	100	77

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.09	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.60	$1.24	$1.09	$1.10	$0.98	$0.79	$1.29	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	13	13	13	13	13	13	13	13	13	13

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.67	$1.24	$1.07	$1.11	$0.94	$0.76	$1.28	$1.31	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	8	8	8	8

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  181

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.43	$1.16	$0.95	$1.34	$1.41	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.89	$1.44	$1.32	$1.43	$1.16	$0.95	$1.34	$1.41	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	13	13	20	1,244	858	651	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.03	$1.03	$0.99	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.03	$1.03	$1.03	$0.99	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	195	295	311	415	848	559	600	525	316	70

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.78	$0.82	$0.95	$0.83	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.21	$0.98	$0.74	$1.26	$1.27	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.84	$1.39	$1.19	$1.21	$0.98	$0.74	$1.26	$1.27	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.21	$1.34	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.77	$1.36	$1.21	$1.34	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	45	56	68	90	125	169	185	360	223	67

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.16	$1.03	$0.86	$1.24	$1.19	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.57	$1.33	$1.23	$1.16	$1.03	$0.86	$1.24	$1.19	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68	68	68	68	62	68	67	67	67	68

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$0.97	$1.22	$1.19	$0.93	$1.52	$1.49	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	22	22	22	16

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.06	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	11	11	23	1,039	830	599	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26	$1.10	$1.00
Accumulation unit value at end of period	$1.88	$1.47	$1.29	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	509	641	784	1,031	1,610	2,479	2,557	3,121	1,776	548

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.58	$1.19	$1.06	$1.08	$0.89	$0.71	$1.38	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	8	8	8	8	8	8

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.26	$1.21	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.31	$1.26	$1.21	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	151	146	180	323	1,730	1,613	1,619	415	419	116

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.74	$1.55	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.32	$1.74	$1.55	$1.78	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	82	111	123	166	606	844	600	502	278	52

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.03	$1.27	$1.15	$0.93	$1.69	$1.47	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.54	$1.21	$1.03	$1.27	$1.15	$0.93	$1.69	$1.47	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	80	106	142	174	230	254	261	346	383	229

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$0.99	$1.07	$0.90	$0.77	$1.37	$1.76	$1.49	$1.34	$1.00
Accumulation unit value at end of period	$1.23	$1.23	$0.99	$1.07	$0.90	$0.77	$1.37	$1.76	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	5	13	23	40	20	26	23

 182  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.33	$1.20	$0.90	$1.31	$1.29	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.33	$1.33	$1.20	$0.90	$1.31	$1.29	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	190	207	208	324	322	386	455	274	251	113

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.22	$1.17	$0.99	$0.86	$1.21	$1.27	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.70	$1.33	$1.22	$1.17	$0.99	$0.86	$1.21	$1.27	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	17	18	18	26	24	15	9

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.27	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.74	$1.28	$1.18	$1.27	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.15	$1.05	$0.85	$1.39	$1.37	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.57	$1.25	$1.11	$1.15	$1.05	$0.85	$1.39	$1.37	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	19	19	19	30	326	15	9

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.96	$1.74	$1.79	$1.60	$1.37	$1.32	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.95	$1.96	$1.74	$1.79	$1.60	$1.37	$1.32	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	180	192	231	310	1,340	1,308	1,631	1,338	638	188

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$0.99	$1.09	$1.04	$0.81	$1.43	$1.42	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.51	$1.18	$0.99	$1.09	$1.04	$0.81	$1.43	$1.42	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	38	38	38	42	42	42

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.59	$1.37	$1.49	$1.22	$0.94	$1.52	$1.50	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.07	$1.59	$1.37	$1.49	$1.22	$0.94	$1.52	$1.50	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	115	152	200	281	737	899	954	886	554	213

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.87	$0.77	$0.76	$0.68	$0.58	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.87	$0.77	$0.76	$0.68	$0.58	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	68	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.08	$1.12	$0.99	$0.79	$1.25	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.25	$1.08	$1.12	$0.99	$0.79	$1.25	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	556	724	913	1,141	1,947	2,373	2,283	2,595	1,875	582

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	$0.80	$0.88	$0.80	$0.60	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	18	19	29	1,918	779	442	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.30	$1.17	$0.92	$1.31	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.29	$1.19	$1.30	$1.17	$0.92	$1.31	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	8	12	19	25	29	34	41	81	33

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.95	$0.82	$0.87	$0.83	$0.57	$1.22	$1.22	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.24	$0.95	$0.82	$0.87	$0.83	$0.57	$1.22	$1.22	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	27	34	64	102	126	164	133	151	289	111

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  183

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	20	22	35	2,001	1,638	1,128	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.14	$1.16	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.30	$1.14	$1.16	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	13	13	13	13	13	13

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.50	$1.12	$0.70	$1.19	$1.19	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.15	$1.55	$1.31	$1.50	$1.12	$0.70	$1.19	$1.19	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	28	28	28	31	31	31

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.14	$1.15	$1.07	$0.93	$1.22	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	21	21	21	30	20	20	11

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.31	$2.09	$2.00	$1.80	$1.38	$2.27	$1.81	$1.41	$1.24	$1.00
Accumulation unit value at end of period	$2.72	$2.31	$2.09	$2.00	$1.80	$1.38	$2.27	$1.81	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	48	48	48	48	48	48

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.86	$0.67	$0.76	$0.64	$0.46	$0.84	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	4	5	6	395	554	210	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.16	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.13	$1.06	$1.16	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.72	$1.66	$1.31	$1.04	$1.71	$2.12	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.94	$1.95	$1.72	$1.66	$1.31	$1.04	$1.71	$2.12	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	10	10	12	20	38	52	61	58	57	17

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$0.99	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.11	$0.99	$1.03	$0.96	$0.68	$1.28	$1.15	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	140	157	198	273	327	413	433	543	579	185

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.39	$1.22	$0.90	$1.53	$1.48	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.83	$1.47	$1.24	$1.39	$1.22	$0.90	$1.53	$1.48	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	19	20	20	20	20	21	22	22	1	1

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.13	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.41	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.13	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	280	309	361	485	2,483	2,140	2,194	1,396	843	319

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.27	$1.33	$1.11	$0.82	$1.36	$1.40	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.02	$1.47	$1.27	$1.33	$1.11	$0.82	$1.36	$1.40	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.26	$1.12	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	12	13	29	1,099	1,528	1,244	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.09	$1.12	$1.12	$0.91	$1.12	$1.15	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.81	$1.30	$1.09	$1.12	$1.12	$0.91	$1.12	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	4	4	12	12	8	6

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.98	$1.20	$1.12	$0.91	$1.66	$1.57	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.47	$1.17	$0.98	$1.20	$1.12	$0.91	$1.66	$1.57	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	2	2	2

 184  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.69	$1.23	$1.07	$1.15	$0.93	$0.72	$1.22	$1.42	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	4	5	8	254	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	293	380	382	448	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	56	64	145	2,396	1,341	1,390	1,280	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	29	30	30	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,070	1,862	2,291	3,336	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	784	828	1,126	989	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.09	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.07	$1.09	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,587	12,869	14,410	16,444	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,636	3,659	5,857	7,566	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	346	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,419	2,683	3,591	3,624	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.34	$1.43	$1.17	$0.87	$1.31	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.96	$1.49	$1.34	$1.43	$1.17	$0.87	$1.31	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	164	218	282	375	551	670	787	714	818	299

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	25	26	43	2,451	1,391	904	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  185

Variable account charges of 2.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.26	$1.06	$0.79	$1.27	$1.22	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.76	$1.32	$1.15	$1.26	$1.06	$0.79	$1.27	$1.22	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.75	$2.09	$1.71	$1.17	$2.19	$1.92	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.50	$2.08	$1.75	$2.09	$1.71	$1.17	$2.19	$1.92	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	25	30	43	63	398	583	317	295	225	65

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.36	$1.13	$0.81	$1.37	$1.33	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$1.98	$1.51	$1.29	$1.36	$1.13	$0.81	$1.37	$1.33	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	97	132	167	225	641	665	612	446	423	139

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.52	$1.29	$1.17	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	3	3	3	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.11	$1.30	$1.13	$1.00	$1.75	$1.56	$1.30	$1.14	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.11	$1.30	$1.13	$1.00	$1.75	$1.56	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	83	90	102	104	179	156	168	177	128	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.03	$0.93	$0.81	$1.30	$1.29	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.48	$1.16	$0.99	$1.03	$0.93	$0.81	$1.30	$1.29	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	40	44	64	109	175	110	147	166	213	138

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.41	$1.20	$0.85	$1.20	$1.10	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.10	$1.53	$1.30	$1.41	$1.20	$0.85	$1.20	$1.10	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	210	303	368	439	185	233	330	320	229	83

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	11	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.57	$1.27	$0.85	$1.48	$1.32	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.29	$1.55	$1.47	$1.57	$1.27	$0.85	$1.48	$1.32	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	19	25	29	34	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.23	$1.10	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	59	64	102	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.33	$1.26	$1.20	$1.09	$1.09	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	399	425	475	616	440	456	805	956	438	186

 186  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.14	$1.03	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.03	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	9	10	20	20	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.86	$0.77	$1.03	$0.89	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.54	$1.17	$1.02	$0.98	$0.89	$0.75	$1.30	$1.26	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	1	1	2	19

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.21	$1.01	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	767	969	1,095	1,143	2,948	3,883	2,568	1,868	1,180	367

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.30	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.37	$1.30	$1.19	$1.16	$1.07	$1.11	$1.04	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,254	1,192	1,402	1,915	2,198	2,193	3,613	3,815	3,013	779

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.24	$1.12	$1.00
Accumulation unit value at end of period	$1.66	$1.39	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.24	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	7	7	7	7	6	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.01	$0.89	$0.68	$1.18	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.49	$1.11	$1.00	$1.01	$0.89	$0.68	$1.18	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	444	572	671	830	972	1,039	1,098	3,076	1,002	303

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.10	$1.12	$1.01	$0.86	$1.20	$1.29	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.59	$1.24	$1.10	$1.12	$1.01	$0.86	$1.20	$1.29	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.19	$1.01	$1.02	$0.83	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.19	$1.01	$1.02	$0.83	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.95	$0.97	$0.99	$1.01	$1.03	$1.05	$1.05	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	260	289	1,125	1,266	2,602	959	883	744	237	4

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.18	$1.11	$1.00	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.24	$1.18	$1.11	$1.00	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	265	255	419	533	7,805	7,577	7,791	5,167	31	20

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.32	$1.16	$0.93	$1.59	$1.50	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.70	$1.37	$1.23	$1.32	$1.16	$0.93	$1.59	$1.50	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	752	954	1,184	1,424	6,746	6,318	4,403	3,648	1,145	12

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.24	$1.90	$2.45	$2.09	$1.23	$2.71	$2.00	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.15	$2.24	$1.90	$2.45	$2.09	$1.23	$2.71	$2.00	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	329	338	389	416	1,345	1,926	1,273	1,208	706	264

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.52	$1.47	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.72	$1.52	$1.47	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	194	209	267	385	579	748	899	1,062	683	196

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  187

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	483	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.44	$1.30	$0.93	$1.18	$1.17	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.69	$1.50	$1.44	$1.30	$0.93	$1.18	$1.17	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	56	55	119	184	3,633	2,386	2,246	1,168	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.19	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.37	$1.19	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.17	$0.99	$1.05	$0.91	$0.68	$1.25	$1.24	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	26	32	48	52	118	316	203	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.13	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.48	$1.13	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	657	780	1,000	1,375	1,651	1,706	1,699	1,950	2,164	1,042

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	382	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.03	$0.93	$0.98	$0.82	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	108	187	231	6,690	4,924	3,253	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	16	16	16	16	13	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.11	$1.34	$1.08	$0.68	$1.25	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	28	35	44	62	95	146	137	148	144	92

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	8	8	8	8	7	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.10	$0.98	$0.79	$1.28	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.59	$1.23	$1.09	$1.10	$0.98	$0.79	$1.28	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	22	30	63	7	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.10	$0.93	$0.76	$1.28	$1.31	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.66	$1.23	$1.06	$1.10	$0.93	$0.76	$1.28	$1.31	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 188  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.43	$1.15	$0.94	$1.34	$1.41	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.88	$1.43	$1.31	$1.43	$1.15	$0.94	$1.34	$1.41	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	53	77	122	136	3,544	2,710	2,205	4	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.03	$1.02	$0.99	$1.04	$1.01	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.98	$1.02	$1.02	$1.03	$1.02	$0.99	$1.04	$1.01	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	198	237	317	475	1,632	928	951	794	390	75

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.69	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	10	10	11	11	7	5	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.39	$1.19	$1.21	$0.97	$0.73	$1.26	$1.27	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.83	$1.39	$1.19	$1.21	$0.97	$0.73	$1.26	$1.27	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.76	$1.36	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	153	189	203	246	317	396	438	881	397	133

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.23	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.57	$1.32	$1.23	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.21	$1.19	$0.93	$1.52	$1.49	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.06	$0.96	$1.21	$1.19	$0.93	$1.52	$1.49	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.06	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.06	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	47	72	100	2,636	2,023	1,799	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.28	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26	$1.10	$1.00
Accumulation unit value at end of period	$1.87	$1.46	$1.28	$1.35	$1.18	$0.89	$1.58	$1.38	$1.26	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,123	1,443	1,778	2,267	3,812	6,343	6,113	6,881	2,677	818

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.08	$0.89	$0.71	$1.37	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.18	$1.05	$1.08	$0.89	$0.71	$1.37	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43	44	44	44	45	44	16	13	13	13

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.30	$1.26	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	757	733	917	1,193	4,611	4,369	5,217	2,104	1,449	257

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.55	$1.77	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.31	$1.73	$1.55	$1.77	$1.41	$1.03	$1.74	$1.54	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	122	167	202	254	1,551	2,267	1,493	1,028	275	36

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.02	$1.26	$1.14	$0.93	$1.69	$1.47	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.54	$1.21	$1.02	$1.26	$1.14	$0.93	$1.69	$1.47	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	273	344	401	441	570	644	620	854	742	388

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$0.98	$1.06	$0.90	$0.77	$1.36	$1.76	$1.49	$1.34	$1.00
Accumulation unit value at end of period	$1.23	$1.23	$0.98	$1.06	$0.90	$0.77	$1.36	$1.76	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	10	13	23	25	92	109	103	58	56	32

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  189

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.32	$1.32	$1.20	$0.90	$1.31	$1.29	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.63	$1.46	$1.32	$1.32	$1.20	$0.90	$1.31	$1.29	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	147	148	151	155	211	288	291	261	59	12

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.33	$1.21	$1.17	$0.99	$0.86	$1.20	$1.26	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.33	$1.21	$1.17	$0.99	$0.86	$1.20	$1.26	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37	37	39	17	17	22	34	28	31	20

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.73	$1.28	$1.18	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	21	21	21	21	21	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.37	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.56	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.37	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	112	113	127	128	129	129	148	1,123	31	20

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.95	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.94	$1.95	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	470	502	632	805	3,313	3,291	4,169	3,093	1,162	295

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.09	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.50	$1.17	$0.99	$1.09	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	106	107	109	134	135	138	120	44	7	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.37	$1.49	$1.22	$0.93	$1.51	$1.50	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.06	$1.58	$1.37	$1.49	$1.22	$0.93	$1.51	$1.50	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	347	449	553	671	1,899	2,327	2,412	2,053	924	317

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.77	$0.76	$0.68	$0.58	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$0.86	$0.77	$0.76	$0.68	$0.58	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	24	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.25	$1.07	$1.12	$0.99	$0.78	$1.25	$1.31	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.25	$1.07	$1.12	$0.99	$0.78	$1.25	$1.31	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,359	1,773	2,197	2,697	4,887	5,937	5,631	5,950	3,199	890

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.10	$0.93	$0.92	$0.89	$0.72	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	77	84	153	179	5,423	2,489	1,537	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.30	$1.16	$0.92	$1.31	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.62	$1.29	$1.19	$1.30	$1.16	$0.92	$1.31	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	97	110	145	162	172	178	210	234	243	106

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.87	$0.83	$0.57	$1.21	$1.22	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$0.94	$0.82	$0.87	$0.83	$0.57	$1.21	$1.22	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	381	451	560	642	650	746	628	744	821	371

 190  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$0.99	$0.85	$0.92	$0.82	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	84	162	193	5,730	5,119	3,863	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.65	$1.29	$1.13	$1.15	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	11	11	11	11	—

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.31	$1.49	$1.12	$0.70	$1.19	$1.18	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.14	$1.55	$1.31	$1.49	$1.12	$0.70	$1.19	$1.18	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.14	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	12	12	12	31	30	30	30	33	41

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.30	$2.08	$1.99	$1.79	$1.38	$2.26	$1.81	$1.41	$1.24	$1.00
Accumulation unit value at end of period	$2.71	$2.30	$2.08	$1.99	$1.79	$1.38	$2.26	$1.81	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	46	46	48	50	107	80	63	29	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	42	45	1,250	1,786	771	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.16	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.12	$1.06	$1.16	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	57	57	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.71	$1.66	$1.31	$1.04	$1.71	$2.11	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.93	$1.94	$1.71	$1.66	$1.31	$1.04	$1.71	$2.11	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	34	37	48	55	105	118	121	104	60	15

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.02	$0.96	$0.68	$1.28	$1.14	$1.09	$1.06	$1.00
Accumulation unit value at end of period	$1.40	$1.10	$0.99	$1.02	$0.96	$0.68	$1.28	$1.14	$1.09	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	560	678	791	988	1,061	1,218	1,209	1,390	1,125	320

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.38	$1.22	$0.90	$1.53	$1.47	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.83	$1.47	$1.24	$1.38	$1.22	$0.90	$1.53	$1.47	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2	6	14	14	24	22	22	22	14	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.12	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.44	$1.30	$1.32	$1.17	$1.01	$1.21	$1.12	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	790	785	1,033	1,290	6,485	5,630	6,179	3,663	1,908	552

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.27	$1.33	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.01	$1.46	$1.27	$1.33	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.12	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.25	$1.11	$1.12	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	48	88	114	2,958	4,286	4,060	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.08	$1.12	$1.12	$0.91	$1.11	$1.15	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.80	$1.30	$1.08	$1.12	$1.12	$0.91	$1.11	$1.15	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.98	$1.20	$1.11	$0.91	$1.66	$1.57	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.46	$1.16	$0.98	$1.20	$1.11	$0.91	$1.66	$1.57	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	45	45	45	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  191

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.07	$1.15	$0.93	$0.72	$1.21	$1.42	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.68	$1.23	$1.07	$1.15	$0.93	$0.72	$1.21	$1.42	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	19	19	19	19	24	661	1	1

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	93	194	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,173	4,710	5,125	5,722	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.26	$1.22	$1.13	$1.11	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	175	286	378	5,689	3,061	3,486	3,284	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	780	801	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,102	5,610	6,482	8,040	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.07	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,475	2,470	2,061	1,347	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.07	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,558	30,576	33,819	37,728	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.06	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	179	208	185	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,064	15,217	17,486	19,238	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,275	1,211	1,201	209	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,750	6,966	7,016	7,951	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.48	$1.33	$1.42	$1.17	$0.87	$1.30	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.95	$1.48	$1.33	$1.42	$1.17	$0.87	$1.30	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	503	664	781	966	1,307	1,543	1,737	1,608	1,538	533

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.85	$0.79	$0.83	$0.76	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	111	206	243	7,096	4,344	3,056	—	—	—

 192  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.15	$1.26	$1.05	$0.79	$1.27	$1.22	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.32	$1.15	$1.26	$1.05	$0.79	$1.27	$1.22	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	5	5	5	5	3	3	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.08	$1.74	$2.09	$1.71	$1.16	$2.18	$1.92	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.49	$2.08	$1.74	$2.09	$1.71	$1.16	$2.18	$1.92	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	224	263	332	360	1,418	2,018	1,224	1,154	648	213

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.28	$1.36	$1.12	$0.81	$1.37	$1.32	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$1.97	$1.51	$1.28	$1.36	$1.12	$0.81	$1.37	$1.32	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	290	380	460	587	1,785	1,833	1,633	1,011	769	250

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.16	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.29	$1.16	$1.12	$1.01	$0.89	$1.28	$1.22	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8	9	10	12	12	12	27	—	48	52

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	111	140	153	187	242	228	239	266	119	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$0.99	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.15	$0.99	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	49	74	96	170	284	211	224	231	270	179

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.40	$1.20	$0.85	$1.20	$1.09	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.09	$1.53	$1.30	$1.40	$1.20	$0.85	$1.20	$1.09	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	276	368	420	543	341	414	577	583	299	76

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	27	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.57	$1.26	$0.85	$1.47	$1.32	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.28	$1.55	$1.47	$1.57	$1.26	$0.85	$1.47	$1.32	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	39	56	60	80	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.22	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.23	$1.10	$1.22	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	26	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.25	$1.19	$1.09	$1.09	$1.04	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.38	$1.33	$1.25	$1.19	$1.09	$1.09	$1.04	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	512	549	643	908	976	967	1,405	1,245	705	263

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  193

Variable account charges of 2.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.14	$1.02	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.77	$1.03	$0.88	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.85	$0.77	$1.03	$0.88	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	19	16	13	9	10	3	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.01	$0.98	$0.88	$0.75	$1.29	$1.26	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.16	$1.01	$0.98	$0.88	$0.75	$1.29	$1.26	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	21	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.00	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.21	$1.00	$0.90	$1.14	$1.12	$0.85	$1.86	$1.80	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	753	878	922	818	1,640	2,149	1,494	1,212	863	135

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.30	$1.19	$1.15	$1.07	$1.11	$1.04	$1.04	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.36	$1.30	$1.19	$1.15	$1.07	$1.11	$1.04	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,126	966	1,044	1,217	1,315	1,306	2,261	2,483	2,099	349

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.23	$1.11	$1.00
Accumulation unit value at end of period	$1.65	$1.38	$1.17	$1.36	$1.23	$0.94	$1.74	$1.51	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.11	$0.99	$1.01	$0.89	$0.67	$1.18	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.48	$1.11	$0.99	$1.01	$0.89	$0.67	$1.18	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	754	898	984	1,097	1,283	1,514	1,696	3,077	1,353	231

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.11	$1.01	$0.86	$1.20	$1.29	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.10	$1.11	$1.01	$0.86	$1.20	$1.29	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.02	$0.83	$0.60	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.18	$1.01	$1.02	$0.83	$0.60	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.00	$1.02	$1.05	$1.04	$1.02	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$1.00	$1.02	$1.05	$1.04	$1.02	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	840	1,138	1,039	1,159	2,521	1,283	811	752	61	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.23	$1.18	$1.11	$0.99	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.23	$1.18	$1.11	$0.99	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	521	566	589	689	4,822	4,685	4,313	2,451	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.32	$1.15	$0.92	$1.59	$1.50	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.37	$1.23	$1.32	$1.15	$0.92	$1.59	$1.50	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	891	1,039	1,150	1,238	3,951	3,766	3,013	2,632	1,232	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.23	$1.89	$2.45	$2.09	$1.22	$2.70	$2.00	$1.53	$1.17	$1.00
Accumulation unit value at end of period	$2.14	$2.23	$1.89	$2.45	$2.09	$1.22	$2.70	$2.00	$1.53	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	276	261	288	249	650	980	722	811	542	95

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.71	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.78	$1.71	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	213	223	253	311	344	457	720	397	338	11

 194  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.68	$1.50	$1.44	$1.30	$0.93	$1.17	$1.17	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.73	$1.68	$1.50	$1.44	$1.30	$0.93	$1.17	$1.17	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	50	61	68	79	1,882	1,235	1,184	595	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.63	$1.36	$1.18	$1.38	$1.24	$0.99	$1.70	$1.54	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	4	2	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.99	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.16	$0.99	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.47	$1.12	$1.01	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	447	521	660	714	948	914	927	1,090	1,237	489

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	301	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.98	$0.82	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.02	$0.93	$0.98	$0.82	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	64	106	113	107	3,567	2,494	1,791	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.33	$1.08	$0.67	$1.25	$1.12	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.55	$1.21	$1.11	$1.33	$1.08	$0.67	$1.25	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	—	2	2	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$0.92	$0.79	$0.88	$0.74	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.09	$0.97	$0.79	$1.28	$1.25	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.09	$1.09	$0.97	$0.79	$1.28	$1.25	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.06	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.23	$1.06	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  195

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.31	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.87	$1.42	$1.31	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	31	33	34	1,801	1,352	1,210	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.03	$1.02	$0.99	$1.04	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.02	$1.03	$1.02	$0.99	$1.04	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	146	163	160	193	991	592	238	176	98	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.20	$0.97	$0.73	$1.26	$1.27	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.82	$1.38	$1.18	$1.20	$0.97	$0.73	$1.26	$1.27	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.75	$1.35	$1.20	$1.33	$1.05	$0.68	$1.19	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	159	177	196	196	264	378	402	676	333	59

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.32	$1.22	$1.15	$1.02	$0.85	$1.24	$1.19	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.81	$0.67	$0.81	$0.75	$0.61	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.21	$1.18	$0.93	$1.51	$1.49	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$0.96	$1.21	$1.18	$0.93	$1.51	$1.49	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	4	4	3	49	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$1.06	$1.05	$0.99	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.06	$1.05	$0.99	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	370	392	479	415	1,595	1,286	917	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.28	$1.34	$1.17	$0.89	$1.58	$1.38	$1.26	$1.10	$1.00
Accumulation unit value at end of period	$1.86	$1.45	$1.28	$1.34	$1.17	$0.89	$1.58	$1.38	$1.26	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,312	1,476	1,609	2,294	3,794	3,894	4,343	2,068	279

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.18	$1.05	$1.07	$0.89	$0.71	$1.37	$1.11	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.57	$1.18	$1.05	$1.07	$0.89	$0.71	$1.37	$1.11	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	8	8	6	1	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.30	$1.25	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.30	$1.25	$1.20	$1.14	$1.01	$1.07	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,232	1,167	1,232	1,394	3,281	3,195	3,799	2,184	1,811	213

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.73	$1.54	$1.76	$1.40	$1.03	$1.73	$1.54	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.30	$1.73	$1.54	$1.76	$1.40	$1.03	$1.73	$1.54	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	165	195	219	231	822	1,219	852	631	259	—

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.53	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	141	157	184	162	215	226	215	340	329	142

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$0.98	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49	$1.34	$1.00
Accumulation unit value at end of period	$1.22	$1.22	$0.98	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	3	2	3	4	—

 196  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.32	$1.19	$0.90	$1.31	$1.29	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.62	$1.45	$1.32	$1.32	$1.19	$0.90	$1.31	$1.29	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	30	13	14	15	18	82	74	99	70	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.16	$0.99	$0.86	$1.20	$1.26	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.32	$1.21	$1.16	$0.99	$0.86	$1.20	$1.26	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	41	50	51	52	55	222	150	47	41	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.72	$1.27	$1.17	$1.26	$1.01	$0.72	$1.28	$1.17	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	44	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.55	$1.24	$1.11	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11	12	13	19	20	91	98	718	84	14

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.93	$1.94	$1.73	$1.78	$1.59	$1.37	$1.32	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	377	368	411	443	1,805	1,758	2,105	1,575	749	132

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$0.99	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.50	$1.17	$0.99	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	11	11	12	13	14	15	16	30	31	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.58	$1.36	$1.48	$1.21	$0.93	$1.51	$1.50	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.05	$1.58	$1.36	$1.48	$1.21	$0.93	$1.51	$1.50	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	324	388	453	476	1,114	1,461	1,547	1,356	701	143

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	28	28	28	25	8	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.11	$0.98	$0.78	$1.25	$1.30	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.24	$1.07	$1.11	$0.98	$0.78	$1.25	$1.30	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,372	1,626	1,915	2,019	3,160	3,817	3,966	4,098	2,564	386

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.10	$0.93	$0.92	$0.89	$0.71	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.10	$0.93	$0.92	$0.89	$0.71	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	27	21	33	22	22	7	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	72	76	76	2,823	1,247	816	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	68	77	91	91	121	125	156	205	254	82

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.94	$0.82	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.23	$0.94	$0.82	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	323	370	473	469	598	691	584	674	742	289

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  197

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	86	96	98	3,042	2,623	2,132	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.13	$1.15	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.29	$1.13	$1.15	$1.05	$0.77	$1.25	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.30	$1.49	$1.12	$0.70	$1.18	$1.18	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.13	$1.54	$1.30	$1.49	$1.12	$0.70	$1.18	$1.18	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09	$1.09	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.13	$1.14	$1.06	$0.92	$1.21	$1.19	$1.09	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	16	7	7	8	8	29	18	—	—	—

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.29	$2.07	$1.98	$1.79	$1.37	$2.26	$1.81	$1.41	$1.24	$1.00
Accumulation unit value at end of period	$2.70	$2.29	$2.07	$1.98	$1.79	$1.37	$2.26	$1.81	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	92	112	132	123	57	95	58	5	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	36	37	55	666	872	454	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.93	$1.71	$1.65	$1.30	$1.04	$1.71	$2.11	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.92	$1.93	$1.71	$1.65	$1.30	$1.04	$1.71	$2.11	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	39	41	43	49	60	60	56	71	82	9

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.02	$0.96	$0.68	$1.27	$1.14	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.39	$1.10	$0.99	$1.02	$0.96	$0.68	$1.27	$1.14	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	681	724	824	909	1,002	1,139	1,147	1,375	1,103	192

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.38	$1.22	$0.89	$1.53	$1.47	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.82	$1.46	$1.23	$1.38	$1.22	$0.89	$1.53	$1.47	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.43	$1.29	$1.31	$1.17	$1.01	$1.20	$1.12	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.43	$1.29	$1.31	$1.17	$1.01	$1.20	$1.12	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	901	873	983	1,053	3,869	3,485	3,722	2,472	1,572	309

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$1.46	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	14	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.11	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.25	$1.11	$1.11	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	101	131	145	141	1,661	2,435	2,187	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.12	$1.11	$0.90	$1.11	$1.14	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.79	$1.29	$1.08	$1.12	$1.11	$0.90	$1.11	$1.14	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	4	4	25	13	—	—	—

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.16	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—

 198  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.20	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.60	$1.20	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.14	$0.93	$0.72	$1.21	$1.42	$1.24	$1.18	$1.00
Accumulation unit value at end of period	$1.67	$1.22	$1.06	$1.14	$0.93	$0.72	$1.21	$1.42	$1.24	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	4	26	31	381	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.17	$1.05	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.18	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,488	3,929	4,112	4,381	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.13	$1.11	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.25	$1.21	$1.13	$1.11	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	209	216	256	3,089	1,674	1,649	1,456	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	536	496	450	316	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,813	4,878	5,242	5,898	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.15	$1.06	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,036	2,492	2,156	1,812	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.07	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,437	17,498	18,520	19,919	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.06	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	586	125	127	534	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.07	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,736	7,474	8,551	9,579	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	274	662	259	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,725	3,180	3,689	4,073	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.42	$1.16	$0.87	$1.30	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.94	$1.47	$1.33	$1.42	$1.16	$0.87	$1.30	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	481	588	655	679	850	1,005	1,216	1,253	1,122	227

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.78	$0.83	$0.76	$0.59	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.85	$0.78	$0.83	$0.76	$0.59	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	78	86	90	3,679	2,240	1,676	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  199

Variable account charges of 2.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.15	$1.25	$1.05	$0.78	$1.27	$1.22	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.75	$1.31	$1.15	$1.25	$1.05	$0.78	$1.27	$1.22	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.07	$1.74	$2.08	$1.70	$1.16	$2.18	$1.91	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$2.48	$2.07	$1.74	$2.08	$1.70	$1.16	$2.18	$1.91	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	358	382	438	421	1,029	1,432	1,094	1,140	847	169

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.50	$1.28	$1.35	$1.12	$0.81	$1.36	$1.32	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$1.97	$1.50	$1.28	$1.35	$1.12	$0.81	$1.36	$1.32	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	283	345	389	427	1,045	1,085	1,072	777	603	98

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.28	$1.16	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.10	$1.29	$1.13	$1.00	$1.75	$1.56	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.15	$0.98	$1.03	$0.92	$0.81	$1.30	$1.29	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	1	1	1	1	3	3	—

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.52	$1.29	$1.40	$1.19	$0.85	$1.20	$1.09	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.08	$1.52	$1.29	$1.40	$1.19	$0.85	$1.20	$1.09	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.27	$1.54	$1.46	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.23	$1.10	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.25	$1.19	$1.09	$1.08	$1.04	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.31	$1.37	$1.32	$1.25	$1.19	$1.09	$1.08	$1.04	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	3	2	13	16	28	27	—

 200  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) (09/26/2008)
Accumulation unit value at beginning of period	$1.13	$1.02	$1.08	$1.00	$0.82	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.02	$1.08	$1.00	$0.82	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.77	$1.02	$0.88	$0.59	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.85	$0.77	$1.02	$0.88	$0.59	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$1.01	$0.97	$0.88	$0.75	$1.29	$1.26	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.16	$1.01	$0.97	$0.88	$0.75	$1.29	$1.26	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (04/30/2004)
Accumulation unit value at beginning of period	$1.00	$0.90	$1.14	$1.11	$0.85	$1.85	$1.80	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$1.20	$1.00	$0.90	$1.14	$1.11	$0.85	$1.85	$1.80	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	15	14	15	24	40	59	67	39	6

American Century VP Inflation Protection, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.18	$1.15	$1.07	$1.11	$1.03	$1.04	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.36	$1.29	$1.18	$1.15	$1.07	$1.11	$1.03	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7	8	7	8	8	19	141	224	126	22

American Century VP International, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.38	$1.16	$1.35	$1.22	$0.94	$1.74	$1.50	$1.23	$1.11	$1.00
Accumulation unit value at end of period	$1.65	$1.38	$1.16	$1.35	$1.22	$0.94	$1.74	$1.50	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.08	$0.95	$0.98	$0.84	$0.66	$0.89	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

American Century VP Ultra®, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.10	$0.99	$1.00	$0.89	$0.67	$1.18	$1.00	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.48	$1.10	$0.99	$1.00	$0.89	$0.67	$1.18	$1.00	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	18	18	19	19	42	91	149	50	—

American Century VP Value, Class II (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.11	$1.00	$0.86	$1.20	$1.29	$1.11	$1.09	$1.00
Accumulation unit value at end of period	$1.58	$1.23	$1.09	$1.11	$1.00	$0.86	$1.20	$1.29	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (05/01/2007)
Accumulation unit value at beginning of period	$1.18	$1.01	$1.02	$0.83	$0.59	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.70	$1.18	$1.01	$1.02	$0.83	$0.59	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$0.96	$0.98	$1.00	$1.02	$1.04	$1.04	$1.02	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.98	$1.00	$1.02	$1.04	$1.04	$1.02	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6	6	5	61	73	353	—	7	4	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.17	$1.11	$0.99	$1.08	$1.05	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.29	$1.23	$1.17	$1.11	$0.99	$1.08	$1.05	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	11	59	105	66	40	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.36	$1.22	$1.31	$1.15	$0.92	$1.58	$1.50	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.69	$1.36	$1.22	$1.31	$1.15	$0.92	$1.58	$1.50	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	15	22	23	28	51	82	160	181	83	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$2.22	$1.88	$2.44	$2.08	$1.22	$2.70	$2.00	$1.52	$1.16	$1.00
Accumulation unit value at end of period	$2.13	$2.22	$1.88	$2.44	$2.08	$1.22	$2.70	$2.00	$1.52	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	5	5	7	8	18	32	46	24	3

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.70	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.77	$1.70	$1.51	$1.46	$1.31	$0.87	$1.19	$1.19	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	1	6	38	55	30	4

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  201

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/01/2004)
Accumulation unit value at beginning of period	$1.67	$1.49	$1.43	$1.30	$0.93	$1.17	$1.17	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.67	$1.49	$1.43	$1.30	$0.93	$1.17	$1.17	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	4	14	23	31	14	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.37	$1.23	$0.99	$1.70	$1.54	$1.27	$1.14	$1.00
Accumulation unit value at end of period	$1.62	$1.35	$1.18	$1.37	$1.23	$0.99	$1.70	$1.54	$1.27	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.98	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.16	$0.98	$1.04	$0.91	$0.68	$1.24	$1.23	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	1	1	1	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.12	$1.00	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.46	$1.12	$1.00	$0.98	$0.85	$0.70	$1.24	$1.23	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	2	14	21	19

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$0.93	$0.97	$0.82	$0.66	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.02	$0.93	$0.97	$0.82	$0.66	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	10	35	35	43	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2007)
Accumulation unit value at beginning of period	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.70	$0.86	$0.77	$0.57	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.33	$1.07	$0.67	$1.25	$1.12	$1.15	$1.06	$1.00
Accumulation unit value at end of period	$1.54	$1.20	$1.10	$1.33	$1.07	$0.67	$1.25	$1.12	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.79	$0.88	$0.73	$0.53	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$0.91	$0.79	$0.88	$0.73	$0.53	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.08	$1.09	$0.97	$0.79	$1.28	$1.24	$1.10	$1.08	$1.00
Accumulation unit value at end of period	$1.58	$1.22	$1.08	$1.09	$0.97	$0.79	$1.28	$1.24	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.05	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12	$1.10	$1.00
Accumulation unit value at end of period	$1.65	$1.22	$1.05	$1.10	$0.93	$0.75	$1.27	$1.31	$1.12	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 202  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.42	$1.30	$1.42	$1.15	$0.94	$1.34	$1.40	$1.20	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	16	18	30	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.02	$0.98	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$1.01	$1.02	$1.02	$1.02	$0.98	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	14	21	—	9	5	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2007)
Accumulation unit value at beginning of period	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$0.68	$0.78	$0.81	$0.95	$0.83	$0.71	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.18	$1.20	$0.97	$0.73	$1.25	$1.26	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.81	$1.37	$1.18	$1.20	$0.97	$0.73	$1.25	$1.26	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.35	$1.19	$1.33	$1.04	$0.68	$1.18	$1.06	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.74	$1.35	$1.19	$1.33	$1.04	$0.68	$1.18	$1.06	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	3	4	9	19	30	12	—

Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.15	$1.02	$0.85	$1.24	$1.18	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.55	$1.31	$1.22	$1.15	$1.02	$0.85	$1.24	$1.18	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.80	$0.67	$0.80	$0.75	$0.61	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$0.92	$0.80	$0.67	$0.80	$0.75	$0.61	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.20	$1.18	$0.92	$1.51	$1.49	$1.24	$1.14	$1.00
Accumulation unit value at end of period	$1.26	$1.05	$0.96	$1.20	$1.18	$0.92	$1.51	$1.49	$1.24	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2007)
Accumulation unit value at beginning of period	$1.11	$1.05	$1.05	$0.98	$0.70	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$1.11	$1.05	$1.05	$0.98	$0.70	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	15	27	13	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.27	$1.34	$1.17	$0.88	$1.58	$1.37	$1.26	$1.10	$1.00
Accumulation unit value at end of period	$1.85	$1.45	$1.27	$1.34	$1.17	$0.88	$1.58	$1.37	$1.26	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	17	25	26	31	38	83	177	296	101	8

Fidelity® VIP Growth Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.07	$0.88	$0.71	$1.37	$1.10	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.17	$1.05	$1.07	$0.88	$0.71	$1.37	$1.10	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.19	$1.13	$1.00	$1.06	$1.04	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.29	$1.25	$1.19	$1.13	$1.00	$1.06	$1.04	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9	11	10	13	36	65	166	215	115	19

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.76	$1.40	$1.02	$1.73	$1.53	$1.40	$1.21	$1.00
Accumulation unit value at end of period	$2.28	$1.72	$1.53	$1.76	$1.40	$1.02	$1.73	$1.53	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3	5	5	6	13	23	38	39	16	—

Fidelity® VIP Overseas Portfolio Service Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.52	$1.20	$1.02	$1.26	$1.14	$0.92	$1.68	$1.47	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	2	5	6	5

FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$0.97	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49	$1.34	$1.00
Accumulation unit value at end of period	$1.22	$1.21	$0.97	$1.06	$0.89	$0.77	$1.36	$1.76	$1.49	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  203

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

FTVIPT Franklin Income VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.31	$1.19	$0.90	$1.30	$1.29	$1.11	$1.12	$1.00
Accumulation unit value at end of period	$1.61	$1.45	$1.31	$1.31	$1.19	$0.90	$1.30	$1.29	$1.11	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.32	$1.20	$1.16	$0.98	$0.86	$1.20	$1.26	$1.10	$1.09	$1.00
Accumulation unit value at end of period	$1.67	$1.32	$1.20	$1.16	$0.98	$0.86	$1.20	$1.26	$1.10	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.26	$1.01	$0.72	$1.27	$1.17	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.71	$1.27	$1.17	$1.26	$1.01	$0.72	$1.27	$1.17	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18	$1.09	$1.00
Accumulation unit value at end of period	$1.54	$1.23	$1.10	$1.14	$1.05	$0.85	$1.38	$1.36	$1.18	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	6	16	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.94	$1.72	$1.77	$1.58	$1.36	$1.31	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.92	$1.94	$1.72	$1.77	$1.58	$1.36	$1.31	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2	3	3	5	18	34	64	78	39	8

FTVIPT Templeton Growth VIP Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.16	$0.98	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12	$1.00
Accumulation unit value at end of period	$1.49	$1.16	$0.98	$1.08	$1.03	$0.80	$1.42	$1.42	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.57	$1.36	$1.48	$1.21	$0.93	$1.51	$1.49	$1.32	$1.19	$1.00
Accumulation unit value at end of period	$2.04	$1.57	$1.36	$1.48	$1.21	$0.93	$1.51	$1.49	$1.32	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	5	7	7	12	17	30	58	65	28	3

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.86	$0.77	$0.75	$0.68	$0.58	$0.93	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.24	$1.06	$1.11	$0.98	$0.78	$1.24	$1.30	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.24	$1.06	$1.11	$0.98	$0.78	$1.24	$1.30	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	18	29	31	34	42	78	192	235	119	13

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.09	$0.93	$0.91	$0.89	$0.71	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.09	$0.93	$0.91	$0.89	$0.71	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.90	$0.80	$0.88	$0.80	$0.60	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	23	20	22	—	—	—

Invesco V.I. Mid Cap Core Equity Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13	$1.07	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.18	$1.29	$1.16	$0.91	$1.31	$1.22	$1.13	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	1	1	1

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$0.97	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Value Opportunities Fund, Series II Shares (04/30/2004)
Accumulation unit value at beginning of period	$0.94	$0.81	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$0.94	$0.81	$0.86	$0.82	$0.57	$1.21	$1.22	$1.10	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	5	5	6

 204  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$0.98	$0.85	$0.92	$0.82	$0.62	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	7	33	38	55	—	—	—

MFS® Investors Growth Stock Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.12	$1.14	$1.04	$0.77	$1.24	$1.15	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.63	$1.28	$1.12	$1.14	$1.04	$0.77	$1.24	$1.15	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® New Discovery Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.30	$1.48	$1.11	$0.70	$1.18	$1.18	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$2.12	$1.53	$1.30	$1.48	$1.11	$0.70	$1.18	$1.18	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Total Return Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.13	$1.06	$0.92	$1.21	$1.19	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.42	$1.22	$1.13	$1.13	$1.06	$0.92	$1.21	$1.19	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

MFS® Utilities Series – Service Class (04/30/2004)
Accumulation unit value at beginning of period	$2.28	$2.06	$1.98	$1.78	$1.37	$2.25	$1.81	$1.41	$1.24	$1.00
Accumulation unit value at end of period	$2.68	$2.28	$2.06	$1.98	$1.78	$1.37	$2.25	$1.81	$1.41	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	2	—	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.85	$0.67	$0.76	$0.64	$0.46	$0.84	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	1	6	9	11	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.12	$1.05	$1.16	$0.90	$0.58	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.92	$1.70	$1.65	$1.30	$1.03	$1.71	$2.11	$1.57	$1.37	$1.00
Accumulation unit value at end of period	$1.92	$1.92	$1.70	$1.65	$1.30	$1.03	$1.71	$2.11	$1.57	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	3	3	3

Oppenheimer Capital Appreciation Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.02	$0.95	$0.68	$1.27	$1.14	$1.08	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.09	$0.98	$1.02	$0.95	$0.68	$1.27	$1.14	$1.08	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	12	12	12	11	19	57	87	48	8

Oppenheimer Global Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.37	$1.21	$0.89	$1.53	$1.47	$1.28	$1.15	$1.00
Accumulation unit value at end of period	$1.81	$1.46	$1.23	$1.37	$1.21	$0.89	$1.53	$1.47	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.42	$1.29	$1.31	$1.16	$1.00	$1.20	$1.12	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.42	$1.29	$1.31	$1.16	$1.00	$1.20	$1.12	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	10	34	60	120	136	68	12

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.45	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16	$1.00
Accumulation unit value at end of period	$2.00	$1.45	$1.26	$1.32	$1.10	$0.82	$1.35	$1.40	$1.25	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2007)
Accumulation unit value at beginning of period	$1.24	$1.11	$1.11	$1.01	$0.85	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.24	$1.11	$1.11	$1.01	$0.85	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	5	25	43	46	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.29	$1.08	$1.11	$1.11	$0.90	$1.11	$1.14	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.78	$1.29	$1.08	$1.11	$1.11	$0.90	$1.11	$1.14	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT International Equity Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25	$1.14	$1.00
Accumulation unit value at end of period	$1.45	$1.15	$0.97	$1.19	$1.11	$0.91	$1.66	$1.56	$1.25	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  205

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.19	$1.05	$1.13	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.59	$1.19	$1.05	$1.13	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Small Cap Value Fund – Class IB Shares (04/30/2004)
Accumulation unit value at beginning of period	$1.22	$1.06	$1.14	$0.92	$0.72	$1.21	$1.42	$1.23	$1.18	$1.00
Accumulation unit value at end of period	$1.66	$1.22	$1.06	$1.14	$0.92	$0.72	$1.21	$1.42	$1.23	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	5	4	12	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.17	$1.05	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.11	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.17	$1.06	$1.11	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	221	223	266	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.12	$1.10	$1.06	$1.08	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.25	$1.21	$1.12	$1.10	$1.06	$1.08	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	6	29	44	38	29	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.15	$1.06	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	47	47	47	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.08	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.15	$1.06	$1.08	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	227	239	257	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.17	$1.06	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.06	$1.10	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	69	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.12	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	61	61	61	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.47	$1.32	$1.41	$1.16	$0.87	$1.30	$1.40	$1.19	$1.15	$1.00
Accumulation unit value at end of period	$1.93	$1.47	$1.32	$1.41	$1.16	$0.87	$1.30	$1.40	$1.19	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	7	10	10	10	11	17	56	72	43	5

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2007)
Accumulation unit value at beginning of period	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.85	$0.78	$0.83	$0.76	$0.59	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1	6	38	35	41	—	—	—

 206  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004

Variable Portfolio – Victory Established Value Fund (Class 3) (04/30/2004)
Accumulation unit value at beginning of period	$1.31	$1.14	$1.25	$1.05	$0.78	$1.26	$1.22	$1.08	$1.09	$1.00
Accumulation unit value at end of period	$1.74	$1.31	$1.14	$1.25	$1.05	$0.78	$1.26	$1.22	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (04/30/2004)
Accumulation unit value at beginning of period	$2.06	$1.73	$2.07	$1.70	$1.16	$2.17	$1.91	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$2.46	$2.06	$1.73	$2.07	$1.70	$1.16	$2.17	$1.91	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	6	7	7	13	22	46	61	32	3

Wanger USA (04/30/2004)
Accumulation unit value at beginning of period	$1.49	$1.27	$1.35	$1.12	$0.80	$1.36	$1.32	$1.25	$1.15	$1.00
Accumulation unit value at end of period	$1.96	$1.49	$1.27	$1.35	$1.12	$0.80	$1.36	$1.32	$1.25	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	8	14	18	49	56	28	4

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.28	$1.15	$1.11	$1.00	$0.89	$1.28	$1.21	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.21	$1.09	$1.28	$1.13	$1.00	$1.74	$1.55	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.09	$1.28	$1.13	$1.00	$1.74	$1.55	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	—	—	—	—	2	1	—

Wells Fargo Advantage VT Intrinsic Value Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.15	$0.98	$1.02	$0.92	$0.80	$1.29	$1.29	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.15	$0.98	$1.02	$0.92	$0.80	$1.29	$1.29	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Omega Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.51	$1.29	$1.39	$1.19	$0.85	$1.19	$1.09	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$2.07	$1.51	$1.29	$1.39	$1.19	$0.85	$1.19	$1.09	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	6	5	2

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/26/2011)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.53	$1.45	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10	$1.06	$1.00
Accumulation unit value at end of period	$2.25	$1.53	$1.45	$1.56	$1.26	$0.84	$1.47	$1.32	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Small Cap Value Fund – Class 2 (07/16/2010)
Accumulation unit value at beginning of period	$1.23	$1.10	$1.21	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.23	$1.10	$1.21	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wells Fargo Advantage VT Total Return Bond Fund – Class 2 (04/30/2004)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.24	$1.19	$1.08	$1.08	$1.04	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.37	$1.32	$1.24	$1.19	$1.08	$1.08	$1.04	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  207

Variable account charges of 2.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2013	2012	2011	2010	2009

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.00	$0.90	$1.20	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.00	$0.90	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.76	$1.33	$1.16	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (11/30/2009)
Accumulation unit value at beginning of period	$0.91	$0.81	$1.03	$1.01	$1.00
Accumulation unit value at end of period	$1.09	$0.91	$0.81	$1.03	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

American Century VP Mid Cap Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.35	$1.18	$1.22	$1.05	$1.00
Accumulation unit value at end of period	$1.71	$1.35	$1.18	$1.22	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

American Century VP Ultra®, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.15	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.72	$1.28	$1.15	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

American Century VP Value, Class II (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.12	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.26	$1.12	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (11/30/2009)
Accumulation unit value at beginning of period	$1.52	$1.30	$1.31	$1.07	$1.00
Accumulation unit value at end of period	$2.18	$1.52	$1.30	$1.31	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.93	$0.96	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.91	$0.93	$0.96	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.15	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.09	$1.15	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.09	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.51	$1.22	$1.09	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.11	$0.94	$1.22	$1.04	$1.00
Accumulation unit value at end of period	$1.07	$1.11	$0.94	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.33	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/26/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.89	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.32	$1.17	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.35	$1.32	$1.17	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.12	$0.97	$1.13	$1.02	$1.00
Accumulation unit value at end of period	$1.34	$1.12	$0.97	$1.13	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

 208  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.69	$1.33	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.75	$1.34	$1.21	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.21	$1.01	$1.00
Accumulation unit value at end of period	$1.67	$1.26	$1.15	$1.21	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.05	$0.92	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.24	$1.05	$0.92	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.30	$1.13	$1.26	$1.05	$1.00
Accumulation unit value at end of period	$1.76	$1.30	$1.13	$1.26	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.29	$1.14	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.29	$1.14	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – Small Cap Value Fund (Class 2) (11/30/2009)
Accumulation unit value at beginning of period	$1.31	$1.21	$1.31	$1.06	$1.00
Accumulation unit value at end of period	$1.72	$1.31	$1.21	$1.31	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.98	$0.99	$1.00	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (11/30/2009)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$0.84	$0.96	$1.00	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.09	$0.91	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.25	$1.09	$0.91	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$0.90	$0.82	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.08	$0.90	$0.82	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  209

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009

Eaton Vance VT Floating-Rate Income Fund (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.09	$1.09	$1.02	$1.00
Accumulation unit value at end of period	$1.16	$1.14	$1.09	$1.09	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.13	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.64	$1.28	$1.13	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity® VIP Investment Grade Bond Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.13	$1.09	$1.04	$0.99	$1.00
Accumulation unit value at end of period	$1.08	$1.13	$1.09	$1.04	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.25	$1.11	$1.28	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.25	$1.11	$1.28	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.06	$0.90	$1.12	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$0.90	$1.12	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Franklin Income VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.26	$1.15	$1.14	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.26	$1.15	$1.14	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Templeton Global Bond VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.22	$1.23	$1.09	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

FTVIPT Templeton Growth VIP Fund – Class 2 (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$0.98	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.16	$0.98	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.36	$1.18	$1.29	$1.05	$1.00
Accumulation unit value at end of period	$1.77	$1.36	$1.18	$1.29	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.14	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.72	$1.28	$1.14	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.10	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.70	$1.28	$1.10	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.09	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.28	$1.09	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.03	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

 210  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009

Janus Aspen Series Janus Portfolio: Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.24	$1.07	$1.16	$1.04	$1.00
Accumulation unit value at end of period	$1.57	$1.24	$1.07	$1.16	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

MFS® Total Return Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.17	$1.07	$1.08	$1.01	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.07	$1.08	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

MFS® Utilities Series – Service Class (11/30/2009)
Accumulation unit value at beginning of period	$1.35	$1.22	$1.17	$1.05	$1.00
Accumulation unit value at end of period	$1.58	$1.35	$1.22	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.37	$1.08	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.37	$1.08	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.33	$1.03	$1.00
Accumulation unit value at end of period	$1.73	$1.28	$1.21	$1.33	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Capital Appreciation Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.20	$1.08	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.52	$1.20	$1.08	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.03	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.52	$1.22	$1.03	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.22	$1.10	$1.12	$1.00	$1.00
Accumulation unit value at end of period	$1.19	$1.22	$1.10	$1.12	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/30/2009)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.92	$1.39	$1.21	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (11/30/2009)
Accumulation unit value at beginning of period	$1.23	$1.09	$1.10	$0.99	$1.00
Accumulation unit value at end of period	$1.20	$1.23	$1.09	$1.10	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.11	$1.00	—
Accumulation unit value at end of period	$1.38	$1.17	$1.05	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00	$0.98	$1.00
Accumulation unit value at end of period	$1.03	$1.11	$1.08	$1.00	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.11	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.10	$1.05	$1.04	$1.00	—
Accumulation unit value at end of period	$1.10	$1.10	$1.05	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  211

Variable account charges of 2.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2013	2012	2011	2010	2009

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.25	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.15	$1.06	$1.08	$1.00	—
Accumulation unit value at end of period	$1.26	$1.15	$1.06	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.16	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.32	$1.16	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.06	$1.10	$1.00	—
Accumulation unit value at end of period	$1.32	$1.17	$1.06	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.12	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.18	$1.12	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.06	$1.00	—
Accumulation unit value at end of period	$1.18	$1.13	$1.06	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.35	$1.21	$1.30	$1.07	$1.00
Accumulation unit value at end of period	$1.78	$1.35	$1.21	$1.30	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.14	$1.05	$1.12	$1.02	$1.00
Accumulation unit value at end of period	$1.43	$1.14	$1.05	$1.12	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (11/30/2009)
Accumulation unit value at beginning of period	$1.33	$1.16	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.76	$1.33	$1.16	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Wanger International (11/30/2009)
Accumulation unit value at beginning of period	$1.24	$1.05	$1.25	$1.03	$1.00
Accumulation unit value at end of period	$1.49	$1.24	$1.05	$1.25	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

Wanger USA (11/30/2009)
Accumulation unit value at beginning of period	$1.44	$1.23	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.88	$1.44	$1.23	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—

 212  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE COMPANY

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2013, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota
April 21, 2014

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  213

Statements of Assets and Liabilities

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	AB VPS
	Strategy,	Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Cl B

Assets

Investments, at fair value(1),(2)	$583,236	$1,673,832	$8,832,776	$1,074,733	$35,787,926
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	654
Receivable for share redemptions	665	2,131	10,316	1,389	68,751

Total assets	583,901	1,675,963	8,843,092	1,076,122	35,857,331

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	580	1,910	9,151	1,247	48,037
Administrative charge	77	222	1,164	142	4,742
Contract terminations	8	—	—	—	15,972
Payable for investments purchased	—	—	—	—	654

Total liabilities	665	2,132	10,315	1,389	69,405

Net assets applicable to contracts in accumulation period	581,921	1,673,247	8,832,174	1,074,733	35,735,505
Net assets applicable to contracts in payment period	—	—	—	—	52,341
Net assets applicable to seed money	1,315	584	603	—	80

Total net assets	$583,236	$1,673,831	$8,832,777	$1,074,733	$35,787,926

(1) Investment shares	42,728	82,945	321,309	96,736	2,408,340
(2) Investments, at cost	$456,603	$1,348,682	$6,569,995	$1,130,710	$37,327,750

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Dec. 31, 2013 (continued)	Cl B	Cl I	Cl II	Cl II	Cl II

Assets

Investments, at fair value(1),(2)	$4,116,289	$435,992	$53,443,167	$52,596	$94,526
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	15,204	—	—
Receivable for share redemptions	4,856	535	111,716	85	135

Total assets	4,121,145	436,527	53,570,087	52,681	94,661

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,314	478	71,650	78	123
Administrative charge	542	57	7,027	7	12
Contract terminations	—	—	33,040	—	—
Payable for investments purchased	—	—	15,204	—	—

Total liabilities	4,856	535	126,921	85	135

Net assets applicable to contracts in accumulation period	4,115,797	435,992	53,438,433	50,715	92,339
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	492	—	4,733	1,881	2,187

Total net assets	$4,116,289	$435,992	$53,443,166	$52,596	$94,526

(1) Investment shares	98,902	47,545	5,114,179	4,902	5,115
(2) Investments, at cost	$2,519,020	$329,674	$54,824,844	$46,375	$68,400

See accompanying notes to financial statements.

 214  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	AC VP	AC VP	AC VP	CB Var Sm	Col VP
	Ultra,	Val,	Val,	Cap Gro,	Asset Alloc,
Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	Cl I	Cl 1

Assets

Investments, at fair value(1),(2)	$23,882,756	$537,864	$483,483	$279,510	$67,905
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	41,768	661	674	407	—

Total assets	23,924,524	538,525	484,157	279,917	67,905

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	32,745	590	608	370	65
Administrative charge	3,192	71	66	37	9
Contract terminations	5,832	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	41,769	661	674	407	74

Net assets applicable to contracts in accumulation period	23,882,272	537,864	482,035	277,078	67,831
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	483	—	1,448	2,432	—

Total net assets	$23,882,755	$537,864	$483,483	$279,510	$67,831

(1) Investment shares	1,644,818	63,653	57,149	11,612	4,512
(2) Investments, at cost	$15,667,197	$420,217	$324,354	$207,883	$54,809

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$3,496,512	$26,253,213	$24,838,497	$61,338,940	$22,711,804
Dividends receivable	—	7	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	91	1,448
Receivable for share redemptions	—	—	—	—	—

Total assets	3,496,512	26,253,220	24,838,497	61,339,031	22,713,252

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,860	31,388	30,636	80,622	30,435
Administrative charge	459	3,482	3,289	8,138	2,999
Contract terminations	—	—	2,650	29,188	5,764
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,319	34,870	36,575	117,948	39,198

Net assets applicable to contracts in accumulation period	3,485,846	26,190,388	24,795,291	61,183,854	22,673,976
Net assets applicable to contracts in payment period	6,249	25,970	6,550	37,119	—
Net assets applicable to seed money	98	1,992	81	110	78

Total net assets	$3,492,193	$26,218,350	$24,801,922	$61,221,083	$22,674,054

(1) Investment shares	177,940	26,253,213	2,478,892	3,394,518	1,438,366
(2) Investments, at cost	$2,705,611	$26,250,097	$26,226,741	$43,723,531	$20,404,275

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  215

Statements of Assets and Liabilities

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Dec. 31, 2013 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Assets

Investments, at fair value(1),(2)	$16,267,453	$274,822	$11,241,996	$4,427,350	$588,686
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	994	—	669	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	16,268,447	274,822	11,242,665	4,427,350	588,686

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	21,695	264	15,376	5,932	655
Administrative charge	2,146	36	1,485	588	77
Contract terminations	121,949	—	236	185	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	145,790	300	17,097	6,705	732

Net assets applicable to contracts in accumulation period	16,122,446	274,522	11,225,418	4,420,546	581,522
Net assets applicable to contracts in payment period	—	—	—	—	4,426
Net assets applicable to seed money	211	—	150	99	2,006

Total net assets	$16,122,657	$274,522	$11,225,568	$4,420,645	$587,954

(1) Investment shares	2,278,355	31,552	1,293,670	505,983	40,543
(2) Investments, at cost	$15,200,357	$297,171	$12,143,289	$4,906,937	$513,368

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Dec. 31, 2013 (continued)	Cl 1	Cl 3	Cl 3	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$325,166	$1,266,048	$37,508,631	$2,311,591	$11,591,123
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	325,166	1,266,048	37,508,631	2,311,591	11,591,123

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	296	1,622	47,751	2,543	9,328
Administrative charge	43	168	4,993	271	1,063
Contract terminations	—	21	21,337	—	606
Payable for investments purchased	—	—	—	—	—

Total liabilities	339	1,811	74,081	2,814	10,997

Net assets applicable to contracts in accumulation period	324,827	1,263,534	37,433,411	2,308,527	11,579,876
Net assets applicable to contracts in payment period	—	—	884	—	—
Net assets applicable to seed money	—	703	255	250	250

Total net assets	$324,827	$1,264,237	$37,434,550	$2,308,777	$11,580,126

(1) Investment shares	31,356	122,560	1,212,302	228,193	1,109,198
(2) Investments, at cost	$233,620	$868,132	$24,830,092	$2,303,165	$11,480,028

See accompanying notes to financial statements.

 216  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 1	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$28,782,506	$57,360,885	$4,993,226	$227,440	$3,455,566
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,449,062	206,867	—	—	56
Receivable for share redemptions	—	—	—	—	—

Total assets	30,231,568	57,567,752	4,993,226	227,440	3,455,622

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	21,743	49,203	6,587	268	4,242
Administrative charge	2,585	5,679	666	30	456
Contract terminations	2,048	4,457	—	—	14
Payable for investments purchased	—	—	—	—	—

Total liabilities	26,376	59,339	7,253	298	4,712

Net assets applicable to contracts in accumulation period	30,204,942	57,508,163	4,985,714	225,540	3,448,046
Net assets applicable to contracts in payment period	—	—	—	—	2,497
Net assets applicable to seed money	250	250	259	1,602	367

Total net assets	$30,205,192	$57,508,413	$4,985,973	$227,142	$3,450,910

(1) Investment shares	2,586,029	4,885,936	166,275	12,254	192,083
(2) Investments, at cost	$28,204,361	$56,436,304	$3,067,495	$202,197	$2,194,798

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$1,360,975	$10,850,602	$151,810	$1,368,276	$3,643,377
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—

Total assets	1,360,975	10,850,602	151,810	1,368,276	3,643,377

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,933	11,449	214	1,503	4,809
Administrative charge	180	1,428	20	180	487
Contract terminations	—	232	—	12,841	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,113	13,109	234	14,524	5,296

Net assets applicable to contracts in accumulation period	1,356,958	10,837,041	149,953	1,353,486	3,637,886
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,904	452	1,623	266	195

Total net assets	$1,358,862	$10,837,493	$151,576	$1,353,752	$3,638,081

(1) Investment shares	83,240	814,610	9,441	74,363	178,684
(2) Investments, at cost	$1,124,590	$ 6,031,723	$107,588	$ 868,287	$2,690,473

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  217

Statements of Assets and Liabilities

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Dec. 31, 2013 (continued)	Cl 1	Cl 1	Cl 3	Return	Serv

Assets

Investments, at fair value(1),(2)	$88,021	$409,308	$16,788,998	$462,509	$98,020
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	686	135

Total assets	88,021	409,308	16,788,998	463,195	98,155

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	84	388	19,883	624	123
Administrative charge	11	54	2,214	62	12
Contract terminations	—	—	16,609	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	95	442	38,706	686	135

Net assets applicable to contracts in accumulation period	87,926	408,866	16,750,217	461,605	94,916
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	75	904	3,104

Total net assets	$87,926	$408,866	$16,750,292	$462,509	$98,020

(1) Investment shares	4,836	40,050	1,642,759	73,531	4,706
(2) Investments, at cost	$35,763	$413,795	$16,828,473	$598,069	$64,457

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Dec. 31, 2013 (continued)	Serv	Init	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$9,145,935	$630,043	$416,867	$168,421	$83,851
Dividends receivable	—	—	1,479	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	15,327	814	627	239	116

Total assets	9,161,262	630,857	418,973	168,660	83,967

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	12,416	681	571	216	106
Administrative charge	1,219	83	56	22	11
Contract terminations	1,693	50	—	—	—
Payable for investments purchased	—	—	1,479	—	—

Total liabilities	15,328	814	2,106	238	117

Net assets applicable to contracts in accumulation period	9,145,667	629,731	414,689	166,619	81,929
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	267	312	2,178	1,803	1,921

Total net assets	$9,145,934	$630,043	$416,867	$168,422	$83,850

(1) Investment shares	513,240	14,293	8,741	8,754	7,094
(2) Investments, at cost	$4,718,442	$436,407	$300,105	$136,845	$93,333

See accompanying notes to financial statements.

 218  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Dec. 31, 2013 (continued)	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$3,787,738	$259,456	$76,367	$4,132,041	$104,867,437
Dividends receivable	12,900	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	5,808	289	99	4,497	183,220

Total assets	3,806,446	259,745	76,466	4,136,538	105,050,657

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,295	254	89	3,955	134,774
Administrative charge	513	35	10	543	13,991
Contract terminations	—	—	—	—	34,455
Payable for investments purchased	12,900	—	—	—	—

Total liabilities	18,708	289	99	4,498	183,220

Net assets applicable to contracts in accumulation period	3,783,348	259,456	76,172	4,132,040	104,832,375
Net assets applicable to contracts in payment period	—	—	—	—	34,901
Net assets applicable to seed money	4,390	—	195	—	161

Total net assets	$3,787,738	$259,456	$76,367	$4,132,040	$104,867,437

(1) Investment shares	401,669	14,659	4,371	120,679	3,105,343
(2) Investments, at cost	$3,709,373	$203,862	$58,776	$2,937,715	$80,890,364

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$586,087	$2,073,209	$63,793	$166,743	$2,402,462
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	708	2,752	85	169	2,987

Total assets	586,795	2,075,961	63,878	166,912	2,405,449

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	631	2,478	77	147	2,649
Administrative charge	77	274	8	22	323
Contract terminations	—	—	—	—	15
Payable for investments purchased	—	—	—	—	—

Total liabilities	708	2,752	85	169	2,987

Net assets applicable to contracts in accumulation period	585,761	2,073,209	63,591	166,743	2,401,247
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	326	—	202	—	1,215

Total net assets	$586,087	$2,073,209	$63,793	$166,743	$2,402,462

(1) Investment shares	46,887	109,059	3,390	2,925	42,469
(2) Investments, at cost	$400,040	$1,476,775	$44,344	$105,515	$1,345,177

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  219

Statements of Assets and Liabilities

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$1,409,098	$510,764	$31,579,236	$8,863,217	$30,314,659
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	6,159	—	—
Receivable for share redemptions	1,560	636	47,368	10,377	47,103

Total assets	1,410,658	511,400	31,632,763	8,873,594	30,361,762

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,374	568	43,082	9,194	36,221
Administrative charge	186	68	4,165	1,169	4,048
Contract terminations	—	—	121	13	6,834
Payable for investments purchased	—	—	6,159	—	—

Total liabilities	1,560	636	53,527	10,376	47,103

Net assets applicable to contracts in accumulation period	1,409,098	510,541	31,579,155	8,863,218	30,314,455
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	223	81	—	204

Total net assets	$1,409,098	$510,764	$31,579,236	$8,863,218	$30,314,659

(1) Investment shares	244,211	90,561	2,612,013	245,111	851,535
(2) Investments, at cost	$1,394,907	$522,298	$32,330,784	$6,422,204	$24,202,911

			FTVIPT Frank
	Fid VIP	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank
	Overseas,	Overseas,	Real Est,	Inc,	Rising Divd,
Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$523,348	$13,744,832	$3,238,944	$15,706,173	$633,688
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	706	25,329	9,569	22,940	1,178

Total assets	524,054	13,770,161	3,248,513	15,729,113	634,866

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	637	18,138	3,633	18,901	915
Administrative charge	69	1,829	424	2,076	83
Contract terminations	—	5,363	5,511	1,963	180
Payable for investments purchased	—	—	—	—	—

Total liabilities	706	25,330	9,568	22,940	1,178

Net assets applicable to contracts in accumulation period	476,962	13,744,592	3,238,765	15,659,228	632,014
Net assets applicable to contracts in payment period	46,386	—	—	46,758	—
Net assets applicable to seed money	—	239	180	187	1,674

Total net assets	$523,348	$13,744,831	$3,238,945	$15,706,173	$633,688

(1) Investment shares	25,455	671,462	232,516	977,360	22,943
(2) Investments, at cost	$434,593	$11,124,331	$4,007,670	$14,277,575	$419,636

See accompanying notes to financial statements.

 220  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

		FTVIPT Frank	FTVIPT Frank	FTVIPT
	FTVIPT Frank	Sm Mid	Mutual	Temp Dev	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Mkts,	Temp Foreign,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$5,390,971	$8,389,556	$42,767,279	$400,895	$9,140,656
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	6,458	9,642	53,592	441	10,756

Total assets	5,397,429	8,399,198	42,820,871	401,336	9,151,412

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,699	8,534	45,583	388	9,543
Administrative charge	716	1,108	5,648	53	1,212
Contract terminations	42	—	2,361	—	1
Payable for investments purchased	—	—	—	—	—

Total liabilities	6,457	9,642	53,592	441	10,756

Net assets applicable to contracts in accumulation period	5,390,704	8,388,327	42,733,338	400,807	9,140,545
Net assets applicable to contracts in payment period	—	—	33,675	—	—
Net assets applicable to seed money	268	1,229	266	88	111

Total net assets	$5,390,972	$8,389,556	$42,767,279	$400,895	$9,140,656

(1) Investment shares	223,971	308,894	1,977,220	39,342	530,200
(2) Investments, at cost	$3,195,637	$5,730,554	$31,475,455	$396,369	$7,162,267

	FTVIPT			GS VIT	GS VIT
	Temp Global	FTVIPT	GS VIT	Strategic	Strategic
	Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Assets

Investments, at fair value(1),(2)	$29,110,413	$2,795,431	$31,097,522	$202,832	$95,775
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,089	—	63	—	—
Receivable for share redemptions	98,554	4,009	53,174	268	133

Total assets	29,211,056	2,799,440	31,150,759	203,100	95,908

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	39,079	3,478	40,787	241	120
Administrative charge	3,852	374	4,127	27	13
Contract terminations	55,623	157	8,260	—	—
Payable for investments purchased	2,089	—	63	—	—

Total liabilities	100,643	4,009	53,237	268	133

Net assets applicable to contracts in accumulation period	29,070,524	2,794,674	31,078,287	202,832	95,692
Net assets applicable to contracts in payment period	39,799	—	19,105	—	—
Net assets applicable to seed money	90	757	130	—	83

Total net assets	$29,110,413	$2,795,431	$31,097,522	$202,832	$95,775

(1) Investment shares	1,565,076	183,548	1,668,322	11,498	9,183
(2) Investments, at cost	$26,125,576	$2,339,651	$24,174,342	$122,152	$89,684

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  221

Statements of Assets and Liabilities

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser II	Ser I

Assets

Investments, at fair value(1),(2)	$2,621,482	$4,432,799	$1,097,253	$87,712,420	$10,816,965
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	91,018	21,585	1,576	168,012	13,157

Total assets	2,712,500	4,454,384	1,098,829	87,880,432	10,830,122

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,068	4,799	1,429	117,860	11,732
Administrative charge	357	586	147	11,719	1,425
Contract terminations	87,593	16,200	—	38,433	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	91,018	21,585	1,576	168,012	13,157

Net assets applicable to contracts in accumulation period	2,619,746	4,432,598	1,096,051	87,617,551	10,816,965
Net assets applicable to contracts in payment period	—	—	—	94,743	—
Net assets applicable to seed money	1,736	201	1,202	126	—

Total net assets	$2,621,482	$4,432,799	$1,097,253	$87,712,420	$10,816,965

(1) Investment shares	158,685	87,553	22,131	4,961,110	281,472
(2) Investments, at cost	$1,834,463	$3,268,063	$ 807,867	$60,778,151	$ 7,126,415

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	VI Intl Gro,
Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$568,673	$664,907	$1,476,373	$1,030,142	$3,117,486
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	736	927	1,902	1,266	4,561

Total assets	569,409	665,834	1,478,275	1,031,408	3,122,047

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	661	840	1,684	1,130	4,146
Administrative charge	75	87	218	136	414
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	736	927	1,902	1,266	4,560

Net assets applicable to contracts in accumulation period	567,408	663,018	1,476,267	1,030,142	3,117,038
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,265	1,889	106	—	449

Total net assets	$568,673	$664,907	$1,476,373	$1,030,142	$3,117,487

(1) Investment shares	14,953	23,273	56,286	29,166	89,377
(2) Investments, at cost	$507,182	$513,868	$ 986,952	$ 639,441	$2,300,760

See accompanying notes to financial statements.

 222  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser II	Inst

Assets

Investments, at fair value(1),(2)	$2,740,878	$319,873	$810,752	$16,492,535	$2,465,498
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	151	—	—	—	—
Receivable for share redemptions	4,675	414	963	33,254	3,029

Total assets	2,745,704	320,287	811,715	16,525,789	2,468,527

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,744	372	857	20,200	2,705
Administrative charge	364	42	106	2,205	325
Contract terminations	567	—	—	10,850	—
Payable for investments purchased	151	—	—	—	—

Total liabilities	4,826	414	963	33,255	3,030

Net assets applicable to contracts in accumulation period	2,740,169	319,873	809,956	16,492,281	2,465,497
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	709	—	796	253	—

Total net assets	$2,740,878	$319,873	$810,752	$16,492,534	$2,465,497

(1) Investment shares	183,336	59,789	152,111	1,771,486	81,450
(2) Investments, at cost	$2,228,666	$243,151	$605,310	$13,862,151	$2,051,437

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Dec. 31, 2013 (continued)	Serv	Inst	Serv	Serv	Serv

Assets

Investments, at fair value(1),(2)	$832,444	$889,986	$150,907	$5,367,760	$1,749,855
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,081	1,093	193	7,698	2,396

Total assets	833,525	891,079	151,100	5,375,458	1,752,251

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	960	976	173	6,983	2,166
Administrative charge	109	117	20	715	230
Contract terminations	12	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,081	1,093	193	7,698	2,396

Net assets applicable to contracts in accumulation period	832,444	889,986	150,907	5,367,449	1,749,855
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	—	311	—

Total net assets	$832,444	$889,986	$150,907	$5,367,760	$1,749,855

(1) Investment shares	14,656	22,826	18,094	159,092	42,763
(2) Investments, at cost	$458,024	$776,165	$ 85,793	$3,659,169	$1,597,613

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  223

Statements of Assets and Liabilities

	JPM Ins	Lazard Retire	Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Dec. 31, 2013 (continued)	Cl 1	Serv	Serv	Serv Cl	Serv Cl

Assets

Investments, at fair value(1),(2)	$535,368	$121,010	$169,112	$999,108	$1,802,651
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	703	161	235	1,295	2,024

Total assets	536,071	121,171	169,347	1,000,403	1,804,675

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	625	145	213	1,163	1,783
Administrative charge	70	16	22	132	237
Contract terminations	8	—	—	—	5
Payable for investments purchased	—	—	—	—	—

Total liabilities	703	161	235	1,295	2,025

Net assets applicable to contracts in accumulation period	535,368	121,010	169,112	999,108	1,801,516
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	—	—	1,134

Total net assets	$535,368	$121,010	$169,112	$999,108	$1,802,650

(1) Investment shares	22,580	9,126	14,069	22,104	120,498
(2) Investments, at cost	$279,751	$100,156	$145,034	$565,494	$1,199,846

	MFS	MFS	MFS	MFS	MFS
	Inv Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

Assets

Investments, at fair value(1),(2)	$1,811,115	$583,841	$1,260,175	$2,511,983	$1,443,865
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,285	672	1,641	3,218	1,955

Total assets	1,813,400	584,513	1,261,816	2,515,201	1,445,820

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,043	594	1,462	2,573	1,765
Administrative charge	242	77	167	333	190
Contract terminations	—	—	12	312	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,285	671	1,641	3,218	1,955

Net assets applicable to contracts in accumulation period	1,810,623	583,558	1,260,175	2,510,998	1,443,865
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	492	284	—	985	—

Total net assets	$1,811,115	$583,842	$1,260,175	$2,511,983	$1,443,865

(1) Investment shares	60,471	19,645	57,099	119,504	50,239
(2) Investments, at cost	$1,085,489	$346,595	$ 836,743	$1,670,734	$ 874,385

See accompanying notes to financial statements.

 224  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

Assets

Investments, at fair value(1),(2)	$165,301	$24,545,003	$5,918,851	$2,814,667	$736,179
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	177	29,053	7,429	3,666	1,050

Total assets	165,478	24,574,056	5,926,280	2,818,333	737,229

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	155	25,513	6,604	3,294	953
Administrative charge	22	3,252	780	372	97
Contract terminations	—	288	45	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	177	29,053	7,429	3,666	1,050

Net assets applicable to contracts in accumulation period	165,301	24,512,935	5,890,977	2,813,938	735,925
Net assets applicable to contracts in payment period	—	31,765	27,692	—	—
Net assets applicable to seed money	—	303	182	729	254

Total net assets	$165,301	$24,545,003	$5,918,851	$2,814,667	$736,179

(1) Investment shares	7,052	1,061,635	185,660	89,440	78,736
(2) Investments, at cost	$131,457	$20,067,099	$4,314,142	$2,135,243	$647,943

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	VA	Serv

Assets

Investments, at fair value(1),(2)	$373,298	$841,145	$2,221,067	$900,118	$28,881,770
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	125	—	—
Receivable for share redemptions	558	1,026	3,208	1,106	48,472

Total assets	373,856	842,171	2,224,400	901,224	28,930,242

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	510	915	2,902	988	38,581
Administrative charge	49	111	292	118	3,859
Contract terminations	—	—	14	—	6,032
Payable for investments purchased	—	—	125	—	—

Total liabilities	559	1,026	3,333	1,106	48,472

Net assets applicable to contracts in accumulation period	371,341	840,953	2,220,557	900,118	28,881,547
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,956	192	510	—	223

Total net assets	$373,297	$841,145	$2,221,067	$900,118	$28,881,770

(1) Investment shares	26,196	53,440	141,831	15,551	503,430
(2) Investments, at cost	$280,036	$741,848	$2,099,279	$628,339	$18,150,485

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  225

Statements of Assets and Liabilities

			Oppen	Oppen
	Oppen	Oppen	Global	Global	Oppen
	Global	Global VA,	Strategic Inc	Strategic Inc VA,	Main St
Dec. 31, 2013 (continued)	VA	Serv	VA	Srv	VA

Assets

Investments, at fair value(1),(2)	$38,424	$5,634,295	$186,181	$50,809,580	$86,814
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	4,994	—
Receivable for share redemptions	47	7,390	229	95,673	106

Total assets	38,471	5,641,685	186,410	50,910,247	86,920

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	42	6,291	204	64,996	94
Administrative charge	5	746	25	6,717	11
Contract terminations	—	353	—	23,960	—
Payable for investments purchased	—	—	—	4,994	—

Total liabilities	47	7,390	229	100,667	105

Net assets applicable to contracts in accumulation period	38,424	5,633,663	186,181	50,768,603	86,815
Net assets applicable to contracts in payment period	—	—	—	40,890	—
Net assets applicable to seed money	—	632	—	87	—

Total net assets	$38,424	$5,634,295	$186,181	$50,809,580	$86,815

(1) Investment shares	940	139,222	34,606	9,238,105	2,779
(2) Investments, at cost	$27,516	$3,971,850	$190,243	$48,934,687	$60,159

	Oppen
	Main St Sm Cap	PIMCO	Put VT	Put VT	Put VT
	VA,	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,
Dec. 31, 2013 (continued)	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$4,532,890	$4,073,734	$1,084,844	$554,064	$469,930
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	7,688	6,049	1,333	680	576

Total assets	4,540,578	4,079,783	1,086,177	554,744	470,506

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,952	5,511	1,189	607	514
Administrative charge	606	538	143	73	62
Contract terminations	2,130	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	7,688	6,049	1,332	680	576

Net assets applicable to contracts in accumulation period	4,500,797	4,073,570	1,079,777	554,064	469,930
Net assets applicable to contracts in payment period	31,409	—	5,068	—	—
Net assets applicable to seed money	684	164	—	—	—

Total net assets	$4,532,890	$4,073,734	$1,084,845	$554,064	$469,930

(1) Investment shares	164,653	371,014	143,119	73,192	30,008
(2) Investments, at cost	$2,474,472	$4,150,842	$1,211,814	$603,783	$448,514

See accompanying notes to financial statements.

 226  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

Assets

Investments, at fair value(1),(2)	$1,164,330	$3,497,722	$3,342,734	$558,231	$270,079
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	1,434	4,291	3,800	686	332

Total assets	1,165,764	3,502,013	3,346,534	558,917	270,411

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,280	3,831	3,359	612	296
Administrative charge	154	460	440	74	36
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,434	4,291	3,799	686	332

Net assets applicable to contracts in accumulation period	1,163,420	3,492,438	3,342,175	553,815	270,079
Net assets applicable to contracts in payment period	—	5,284	—	4,416	—
Net assets applicable to seed money	910	—	560	—	—

Total net assets	$1,164,330	$3,497,722	$3,342,735	$558,231	$270,079

(1) Investment shares	66,609	145,617	139,805	78,293	38,201
(2) Investments, at cost	$ 769,223	$3,243,182	$2,902,008	$629,757	$285,385

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

Assets

Investments, at fair value(1),(2)	$68,405	$8,306,538	$441,240	$201	$2,139,512
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	80	77,511	495	—	2,624

Total assets	68,485	8,384,049	441,735	201	2,142,136

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	71	8,894	437	—	2,343
Administrative charge	9	1,112	58	—	281
Contract terminations	—	67,505	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	80	77,511	495	—	2,624

Net assets applicable to contracts in accumulation period	68,011	8,305,710	441,142	—	2,139,470
Net assets applicable to contracts in payment period	—	—	—	—	42
Net assets applicable to seed money	394	828	98	201	—

Total net assets	$68,405	$8,306,538	$441,240	$201	$2,139,512

(1) Investment shares	5,748	581,283	22,051	18	69,061
(2) Investments, at cost	$67,662	$7,982,711	$297,279	$154	$1,444,851

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  227

Statements of Assets and Liabilities

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Assets

Investments, at fair value(1),(2)	$3,827,111	$121,129	$754,964	$344,886	$886,109
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	4,548	159	1,089	423	1,087

Total assets	3,831,659	121,288	756,053	345,309	887,196

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,045	112	990	378	971
Administrative charge	503	16	99	45	116
Contract terminations	—	31	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,548	159	1,089	423	1,087

Net assets applicable to contracts in accumulation period	3,825,643	120,374	754,266	344,353	886,109
Net assets applicable to contracts in payment period	—	—	—	533	—
Net assets applicable to seed money	1,468	755	698	—	—

Total net assets	$3,827,111	$121,129	$754,964	$344,886	$886,109

(1) Investment shares	125,603	6,663	36,227	6,631	17,189
(2) Investments, at cost	$2,295,978	$ 71,936	$616,056	$271,521	$784,272

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2013 (continued)	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$1,503,737	$991,573	$720,229	$40,198,040	$302,920,851
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	2,055	1,298	978	—	—

Total assets	1,505,792	992,871	721,207	40,198,040	302,920,851

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,846	1,167	883	40,528	362,668
Administrative charge	199	131	95	5,326	40,230
Contract terminations	10	—	—	190,472	563,361
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,055	1,298	978	236,326	966,259

Net assets applicable to contracts in accumulation period	1,503,737	991,573	720,229	39,961,597	301,954,577
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	—	—	117	15

Total net assets	$1,503,737	$991,573	$720,229	$39,961,714	$301,954,592

(1) Investment shares	117,205	71,234	43,492	2,676,301	20,141,014
(2) Investments, at cost	$1,179,454	$600,093	$740,692	$29,096,894	$204,734,275

See accompanying notes to financial statements.

 228  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$7,713,496	$41,988,357	$227,237,167	$389,881,783	$2,079,453,810
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	167,455
Receivable for share redemptions	—	—	—	—	—

Total assets	7,713,496	41,988,357	227,237,167	389,881,783	2,079,621,265

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	10,310	51,090	284,673	416,333	2,528,633
Administrative charge	1,019	5,615	30,386	51,374	276,215
Contract terminations	—	673	569,459	22,207	1,028,468
Payable for investments purchased	—	—	—	—	—

Total liabilities	11,329	57,378	884,518	489,914	3,833,316

Net assets applicable to contracts in accumulation period	7,672,192	41,930,955	226,352,625	389,391,838	2,075,449,504
Net assets applicable to contracts in payment period	29,898	—	—	—	338,431
Net assets applicable to seed money	77	24	24	31	14

Total net assets	$7,702,167	$41,930,979	$226,352,649	$389,391,869	$2,075,787,949

(1) Investment shares	883,562	3,493,208	18,920,663	28,604,680	152,340,938
(2) Investments, at cost	$8,341,529	$38,378,257	$199,692,472	$305,905,087	$1,556,385,732

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Assets

Investments, at fair value(1),(2)	$215,992,437	$940,133,937	$80,211,121	$316,616,647	$35,007,466
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	28
Receivable for share redemptions	—	—	—	—	—

Total assets	215,992,437	940,133,937	80,211,121	316,616,647	35,007,494

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	232,765	1,130,506	87,958	381,314	47,299
Administrative charge	28,676	125,045	10,674	41,968	4,667
Contract terminations	583,250	505,686	300	312,611	12,717
Payable for investments purchased	—	—	—	—	—

Total liabilities	844,691	1,761,237	98,932	735,893	64,683

Net assets applicable to contracts in accumulation period	215,147,704	938,372,668	80,112,136	315,880,731	34,942,683
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	42	32	53	23	128

Total net assets	$215,147,746	$938,372,700	$80,112,189	$315,880,754	$34,942,811

(1) Investment shares	15,030,789	65,332,449	6,276,301	24,716,366	1,569,138
(2) Investments, at cost	$160,476,437	$666,039,956	$66,655,359	$255,168,875	$21,543,443

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  229

Statements of Assets and Liabilities

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Assets

Investments, at fair value(1),(2)	$4,142,460	$29,904	$20,957,155	$21,220,287	$7,650,624
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	420	208	—
Receivable for share redemptions	—	—	—	—	9,733

Total assets	4,142,460	29,904	20,957,575	21,220,495	7,660,357

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,572	31	28,358	28,512	8,418
Administrative charge	553	4	2,777	2,814	1,010
Contract terminations	—	—	1,307	7,140	306
Payable for investments purchased	—	—	—	—	—

Total liabilities	6,125	35	32,442	38,466	9,734

Net assets applicable to contracts in accumulation period	4,136,215	27,698	20,866,628	21,181,829	7,649,649
Net assets applicable to contracts in payment period	—	—	58,338	—	—
Net assets applicable to seed money	120	2,171	167	200	974

Total net assets	$4,136,335	$29,869	$20,925,133	$21,182,029	$7,650,623

(1) Investment shares	302,369	1,798	606,575	515,932	482,689
(2) Investments, at cost	$2,773,246	$17,992	$17,538,345	$15,786,088	$6,073,026

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Assets

Investments, at fair value(1),(2)	$358,242	$11,282,907	$9,350,910	$1,239,740	$37,482,755
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	113	—	—	—
Receivable for share redemptions	389	21,068	69,169	1,382	102,246

Total assets	358,631	11,304,088	9,420,079	1,241,122	37,585,001

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	343	13,204	11,352	1,219	45,583
Administrative charge	47	1,500	1,244	163	4,989
Contract terminations	—	6,364	56,572	—	51,674
Payable for investments purchased	—	113	—	—	—

Total liabilities	390	21,181	69,168	1,382	102,246

Net assets applicable to contracts in accumulation period	358,241	11,264,270	9,350,723	1,239,740	37,482,649
Net assets applicable to contracts in payment period	—	18,393	—	—	—
Net assets applicable to seed money	—	244	188	—	106

Total net assets	$358,241	$11,282,907	$9,350,911	$1,239,740	$37,482,755

(1) Investment shares	65,373	2,051,438	495,544	37,820	1,164,422
(2) Investments, at cost	$395,462	$11,299,874	$6,505,777	$ 656,965	$22,259,161

See accompanying notes to financial statements.

 230  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Assets and Liabilities

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Assets

Investments, at fair value(1),(2)	$580,818	$9,117,835	$7,636,881	$1,771,204	$5,141,441
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	35	—	—
Receivable for share redemptions	652	21,989	12,061	1,957	7,819

Total assets	581,470	9,139,824	7,648,977	1,773,161	5,149,260

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	575	9,565	8,937	1,723	5,553
Administrative charge	77	1,204	1,012	234	689
Contract terminations	—	11,219	2,112	—	1,577
Payable for investments purchased	—	—	35	—	—

Total liabilities	652	21,988	12,096	1,957	7,819

Net assets applicable to contracts in accumulation period	580,818	9,117,503	7,636,389	1,771,204	5,140,962
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	333	492	—	479

Total net assets	$580,818	$9,117,836	$7,636,881	$1,771,204	$5,141,441

(1) Investment shares	22,245	348,674	680,649	165,224	480,060
(2) Investments, at cost	$369,192	$5,781,711	$4,875,582	$1,232,353	$3,575,883

					WF Adv VT
					Total
					Return Bond,
Dec. 31, 2013 (continued)					Cl 2

Assets

Investments, at fair value(1),(2)					$29,109,517
Dividends receivable					31,827
Accounts receivable from RiverSource Life for contract purchase payments					2,314
Receivable for share redemptions					112,458

Total assets					29,256,116

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee					36,587
Administrative charge					3,858
Contract terminations					72,012
Payable for investments purchased					34,141

Total liabilities					146,598

Net assets applicable to contracts in accumulation period					29,105,147
Net assets applicable to contracts in payment period					—
Net assets applicable to seed money					4,371

Total net assets					$29,109,518

(1) Investment shares					2,884,987
(2) Investments, at cost					$29,743,644

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  231

Statements of Operations

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	AB VPS
	Strategy,	Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Cl B

Investment income

Dividend income	$ 20,004	$ 386	$ 98,986	$ 43,463	$ 2,089,543
Variable account expenses	11,443	25,612	114,973	19,070	629,739

Investment income (loss) — net	8,561	(25,226)	(15,987)	24,393	1,459,804

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	618,575	634,279	2,045,336	608,434	13,460,467
Cost of investments sold	528,697	582,823	1,717,515	614,514	15,049,684

Net realized gain (loss) on sales of investments	89,878	51,456	327,821	(6,080)	(1,589,217)
Distributions from capital gains	—	—	—	38,551	—
Net change in unrealized appreciation or depreciation of investments	17,102	311,057	2,113,645	(109,478)	7,247,017

Net gain (loss) on investments	106,980	362,513	2,441,466	(77,007)	5,657,800

Net increase (decrease) in net assets resulting from operations	$115,541	$337,287	$2,425,479	$ (52,614)	$ 7,117,604

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl B	Cl I	Cl II	Cl II	Cl II

Investment income

Dividend income	$ —	$ 9,290	$ 932,198	$ 70	$ 1,221
Variable account expenses	51,905	6,042	949,638	467	2,057

Investment income (loss) — net	(51,905)	3,248	(17,440)	(397)	(836)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	819,678	116,519	11,455,908	689	108,875
Cost of investments sold	592,790	100,263	10,996,735	648	90,737

Net realized gain (loss) on sales of investments	226,888	16,256	459,173	41	18,138
Distributions from capital gains	—	—	2,101,811	—	2,510
Net change in unrealized appreciation or depreciation of investments	976,440	106,802	(8,469,637)	5,849	15,037

Net gain (loss) on investments	1,203,328	123,058	(5,908,653)	5,890	35,685

Net increase (decrease) in net assets resulting from operations	$1,151,423	$126,306	$(5,926,093)	$5,493	$34,849

	AC VP	AC VP	AC VP	CB Var Sm	Col VP
	Ultra,	Val,	Val,	Cap Gro,	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	Cl I	Cl 1

Investment income

Dividend income	$ 105,671	$ 8,798	$ 6,624	$ 76	$ 1,509
Variable account expenses	415,023	7,560	6,865	3,483	819

Investment income (loss) — net	(309,352)	1,238	(241)	(3,407)	690

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	9,096,380	139,733	139,033	113,172	11,040
Cost of investments sold	7,043,506	122,455	93,578	84,322	9,244

Net realized gain (loss) on sales of investments	2,052,874	17,278	45,455	28,850	1,796
Distributions from capital gains	—	—	—	17,819	—
Net change in unrealized appreciation or depreciation of investments	5,498,193	122,869	70,187	36,487	7,787

Net gain (loss) on investments	7,551,067	140,147	115,642	83,156	9,583

Net increase (decrease) in net assets resulting from operations	$7,241,715	$141,385	$115,401	$79,749	$10,273

See accompanying notes to financial statements.

 232  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Investment income

Dividend income	$ —	$ 2,976	$ 1,233,804	$ —	$ 138,879
Variable account expenses	47,869	449,509	435,040	1,053,007	400,122

Investment income (loss) — net	(47,869)	(446,533)	798,764	(1,053,007)	(261,243)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	756,418	13,832,920	8,052,302	21,981,901	7,061,362
Cost of investments sold	632,664	13,831,736	8,069,254	17,368,477	6,296,499

Net realized gain (loss) on sales of investments	123,754	1,184	(16,952)	4,613,424	764,863
Distributions from capital gains	—	—	1,233,426	—	—
Net change in unrealized appreciation or depreciation of investments	539,980	(1,183)	(3,127,345)	10,823,117	(1,274,567)

Net gain (loss) on investments	663,734	1	(1,910,871)	15,436,541	(509,704)

Net increase (decrease) in net assets resulting from operations	$615,865	$ (446,532)	$(1,112,107)	$14,383,534	$ (770,947)

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 1(1)	Cl 2(1)	Cl 3	Cl 3

Investment income

Dividend income	$ 982,399	$ 18,157	$ 677,163	$ 638,738	$ 9,917
Variable account expenses	274,860	2,524	133,889	82,412	8,495

Investment income (loss) — net	707,539	15,633	543,274	556,326	1,422

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,716,630	46,107	1,494,885	1,552,803	135,838
Cost of investments sold	7,159,666	50,171	1,618,031	1,637,493	125,901

Net realized gain (loss) on sales of investments	556,964	(4,064)	(123,146)	(84,690)	9,937
Distributions from capital gains	—	13,083	511,039	470,152	—
Net change in unrealized appreciation or depreciation of investments	(504,493)	(22,349)	(901,293)	(781,718)	98,453

Net gain (loss) on investments	52,471	(13,330)	(513,400)	(396,256)	108,390

Net increase (decrease) in net assets resulting from operations	$ 760,010	$ 2,303	$ 29,874	$ 160,070	$109,812

(1) For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Period ended Dec. 31, 2013 (continued)	Cl 1	Cl 3	Cl 3	Cl 2(1)	Cl 2(1)

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	3,581	21,960	604,218	3,371	11,245

Investment income (loss) — net	(3,581)	(21,960)	(604,218)	(3,371)	(11,245)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	32,871	518,218	11,907,822	5,429	101,134
Cost of investments sold	27,235	397,128	9,071,403	5,432	100,781

Net realized gain (loss) on sales of investments	5,636	121,090	2,836,419	(3)	353
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	73,984	239,002	8,140,352	8,426	111,095

Net gain (loss) on investments	79,620	360,092	10,976,771	8,423	111,448

Net increase (decrease) in net assets resulting from operations	$76,039	$338,132	$10,372,553	$ 5,052	$100,203

(1) For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  233

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(1)	Cl 2(1)	Cl 1	Cl 2	Cl 3

Investment income

Dividend income	$ —	$ —	$ 11,550	$ 928	$ —
Variable account expenses	26,260	60,382	89,869	3,519	54,042

Investment income (loss) — net	(26,260)	(60,382)	(78,319)	(2,591)	(54,042)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	22,913	490,061	2,608,982	70,252	1,047,418
Cost of investments sold	22,820	491,947	1,828,495	66,145	760,197

Net realized gain (loss) on sales of investments	93	(1,886)	780,487	4,107	287,221
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	578,145	924,581	864,293	37,658	651,999

Net gain (loss) on investments	578,238	922,695	1,644,780	41,765	939,220

Net increase (decrease) in net assets resulting from operations	$551,978	$862,313	$1,566,461	$39,174	$ 885,178

(1) For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 38,018
Variable account expenses	21,502	138,610	2,518	19,342	65,234

Investment income (loss) — net	(21,502)	(138,610)	(2,518)	(19,342)	(27,216)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	53,562	1,410,656	32,835	549,066	1,905,493
Cost of investments sold	43,614	904,715	25,035	414,019	1,598,904

Net realized gain (loss) on sales of investments	9,948	505,941	7,800	135,047	306,589
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	371,621	2,295,102	37,329	402,436	812,031

Net gain (loss) on investments	381,569	2,801,043	45,129	537,483	1,118,620

Net increase (decrease) in net assets resulting from operations	$360,067	$2,662,433	$42,611	$518,141	$1,091,404

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 1	Cl 3	Return	Serv

Investment income

Dividend income	$ 99	$ 3,681	$112,363	$ —	$ 1,021
Variable account expenses	1,135	5,972	271,625	8,079	1,395

Investment income (loss) — net	(1,036)	(2,291)	(159,262)	(8,079)	(374)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	22,706	136,724	4,911,460	43,454	4,764
Cost of investments sold	9,859	136,528	4,863,477	50,685	3,494

Net realized gain (loss) on sales of investments	12,847	196	47,983	(7,231)	1,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,797	(12,533)	(521,531)	(46,082)	23,699

Net gain (loss) on investments	30,644	(12,337)	(473,548)	(53,313)	24,969

Net increase (decrease) in net assets resulting from operations	$29,608	$(14,628)	$(632,810)	$(61,392)	$24,595

See accompanying notes to financial statements.

 234  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Year ended Dec. 31, 2013 (continued)	Serv	Init	Serv	Serv	Serv

Investment income

Dividend income	$ —	$ 8,835	$ 7,350	$ 3,916	$ 2,754
Variable account expenses	156,371	9,237	7,404	2,166	1,970

Investment income (loss) — net	(156,371)	(402)	(54)	1,750	784

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	3,513,535	215,648	185,226	32,622	82,274
Cost of investments sold	2,129,985	157,501	146,876	28,851	96,199

Net realized gain (loss) on sales of investments	1,383,550	58,147	38,350	3,771	(13,925)
Distributions from capital gains	—	—	1,105	—	—
Net change in unrealized appreciation or depreciation of investments	1,223,175	127,288	38,883	14,837	36,159

Net gain (loss) on investments	2,606,725	185,435	78,338	18,608	22,234

Net increase (decrease) in net assets resulting from operations	$2,450,354	$185,033	$78,284	$20,358	$23,018

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Investment income

Dividend income	$ 147,681	$ 3,535	$ 960	$ 36,765	$ 806,800
Variable account expenses	71,509	3,084	1,053	49,139	1,718,977

Investment income (loss) — net	76,172	451	(93)	(12,374)	(912,177)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,203,811	27,011	6,459	845,934	34,161,077
Cost of investments sold	1,169,590	22,093	5,383	687,830	29,889,036

Net realized gain (loss) on sales of investments	34,221	4,918	1,076	158,104	4,272,041
Distributions from capital gains	25,228	10,651	3,240	1,078	28,254
Net change in unrealized appreciation or depreciation of investments	(46,031)	24,638	7,267	876,686	23,850,479

Net gain (loss) on investments	13,418	40,207	11,583	1,035,868	28,150,774

Net increase (decrease) in net assets resulting from operations	$ 89,590	$40,658	$11,490	$1,023,494	$27,238,597

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Investment income

Dividend income	$ 622	$ 34,149	$ 967	$ 283	$ 1,002
Variable account expenses	6,867	32,965	871	1,698	33,826

Investment income (loss) — net	(6,245)	1,184	96	(1,415)	(32,824)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	80,192	876,649	1,343	9,006	805,252
Cost of investments sold	57,816	668,394	1,043	6,571	505,076

Net realized gain (loss) on sales of investments	22,376	208,255	300	2,435	300,176
Distributions from capital gains	42,970	—	—	102	1,525
Net change in unrealized appreciation or depreciation of investments	96,623	387,830	14,843	42,384	453,390

Net gain (loss) on investments	161,969	596,085	15,143	44,921	755,091

Net increase (decrease) in net assets resulting from operations	$155,724	$597,269	$15,239	$43,506	$722,267

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  235

Statements of Operations

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

Investment income

Dividend income	$ 80,528	$ 29,585	$ 702,665	$ 32,963	$ 76,075
Variable account expenses	18,305	8,910	578,140	117,819	464,793

Investment income (loss) — net	62,223	20,675	124,525	(84,856)	(388,718)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	234,637	251,435	7,861,720	2,517,272	10,424,745
Cost of investments sold	224,978	252,589	7,711,959	1,807,254	8,374,260

Net realized gain (loss) on sales of investments	9,659	(1,154)	149,761	710,018	2,050,485
Distributions from capital gains	—	—	401,884	1,050,158	3,708,548
Net change in unrealized appreciation or depreciation of investments	(6,730)	4,413	(1,967,253)	882,632	3,618,566

Net gain (loss) on investments	2,929	3,259	(1,415,608)	2,642,808	9,377,599

Net increase (decrease) in net assets resulting from operations	$ 65,152	$ 23,934	$(1,291,083)	$2,557,952	$8,988,881

			FTVIPT Frank
	Fid VIP	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank
	Overseas,	Overseas,	Real Est,	Inc,	Rising Divd,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 6,004	$ 137,891	$ 161,568	$1,048,058	$ 9,254
Variable account expenses	8,325	234,228	52,134	247,199	11,930

Investment income (loss) — net	(2,321)	(96,337)	109,434	800,859	(2,676)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	248,673	5,104,246	1,089,044	4,356,100	470,262
Cost of investments sold	239,772	4,708,395	1,292,482	4,076,580	375,901

Net realized gain (loss) on sales of investments	8,901	395,851	(203,438)	279,520	94,361
Distributions from capital gains	1,784	47,526	—	—	—
Net change in unrealized appreciation or depreciation of investments	126,190	3,154,902	153,509	811,465	78,445

Net gain (loss) on investments	136,875	3,598,279	(49,929)	1,090,985	172,806

Net increase (decrease) in net assets resulting from operations	$134,554	$3,501,942	$ 59,505	$1,891,844	$170,130

		FTVIPT Frank	FTVIPT Frank	FTVIPT
	FTVIPT Frank	Sm Mid	Mutual	Temp Dev	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Mkts,	Temp Foreign,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ 66,313	$ —	$ 871,313	$ 7,482	$ 217,344
Variable account expenses	69,617	105,046	579,575	4,982	121,873

Investment income (loss) — net	(3,304)	(105,046)	291,738	2,500	95,471

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,153,929	1,895,104	9,414,169	27,906	2,013,405
Cost of investments sold	774,649	1,462,378	7,653,898	27,134	1,737,507

Net realized gain (loss) on sales of investments	379,280	432,726	1,760,271	772	275,898
Distributions from capital gains	85,579	513,597	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,060,142	1,617,853	7,900,386	(10,907)	1,391,571

Net gain (loss) on investments	1,525,001	2,564,176	9,660,657	(10,135)	1,667,469

Net increase (decrease) in net assets resulting from operations	$1,521,697	$2,459,130	$9,952,395	$ (7,635)	$1,762,940

See accompanying notes to financial statements.

 236  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	FTVIPT			GS VIT	GS VIT
	Temp Global	FTVIPT	GS VIT	Strategic	Strategic
	Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Investment income

Dividend income	$ 1,457,818	$ 83,093	$ 245,315	$ 744	$ 1,653
Variable account expenses	516,433	45,603	532,946	3,655	1,549

Investment income (loss) — net	941,385	37,490	(287,631)	(2,911)	104

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,374,829	1,137,055	12,112,761	149,775	55,363
Cost of investments sold	6,409,963	1,053,732	9,669,133	99,248	57,188

Net realized gain (loss) on sales of investments	964,866	83,323	2,443,628	50,527	(1,825)
Distributions from capital gains	376,389	—	2,367,008	6,993	—
Net change in unrealized appreciation or depreciation of investments	(2,268,591)	636,181	4,283,209	5,751	20,524

Net gain (loss) on investments	(927,336)	719,504	9,093,845	63,271	18,699

Net increase (decrease) in net assets resulting from operations	$ 14,049	$ 756,994	$8,806,214	$60,360	$18,803

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser II	Ser I

Investment income

Dividend income	$ 27,916	$ 16,989	$ 2,452	$ 1,219,791	$ 141,588
Variable account expenses	37,397	54,393	16,406	1,517,591	146,677

Investment income (loss) — net	(9,481)	(37,404)	(13,954)	(297,800)	(5,089)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	605,126	644,162	235,884	35,276,284	2,013,189
Cost of investments sold	468,146	575,154	212,813	27,811,615	1,462,733

Net realized gain (loss) on sales of investments	136,980	69,008	23,071	7,464,669	550,456
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	648,270	1,255,165	315,090	19,411,756	2,009,219

Net gain (loss) on investments	785,250	1,324,173	338,161	26,876,425	2,559,675

Net increase (decrease) in net assets resulting from operations	$775,769	$1,286,769	$324,207	$26,578,625	$2,554,586

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	VI Intl Gro,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser I	Ser II

Investment income

Dividend income	$ 6,559	$ 2,788	$ 21,160	$ 11,779	$ 33,353
Variable account expenses	5,261	6,665	22,584	14,021	56,532

Investment income (loss) — net	1,298	(3,877)	(1,424)	(2,242)	(23,179)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	57,629	55,856	679,865	139,715	1,323,167
Cost of investments sold	46,077	43,184	491,887	95,447	1,057,731

Net realized gain (loss) on sales of investments	11,552	12,672	187,978	44,268	265,436
Distributions from capital gains	—	—	14,622	—	—
Net change in unrealized appreciation or depreciation of investments	47,138	114,073	270,270	117,060	276,622

Net gain (loss) on investments	58,690	126,745	472,870	161,328	542,058

Net increase (decrease) in net assets resulting from operations	$59,988	$122,868	$471,446	$159,086	$ 518,879

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  237

Statements of Operations

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser II	Inst

Investment income

Dividend income	$ 14,134	$ 1,073	$ 1,711	$ 194,548	$174,270
Variable account expenses	49,144	5,029	11,844	259,144	34,309

Investment income (loss) — net	(35,010)	(3,956)	(10,133)	(64,596)	139,961

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	947,118	249,166	531,790	4,965,355	459,563
Cost of investments sold	803,707	225,388	482,378	4,685,919	400,908

Net realized gain (loss) on sales of investments	143,411	23,778	49,412	279,436	58,655
Distributions from capital gains	196,479	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	371,690	82,310	222,687	4,362,911	215,547

Net gain (loss) on investments	711,580	106,088	272,099	4,642,347	274,202

Net increase (decrease) in net assets resulting from operations	$676,570	$102,132	$261,966	$4,577,751	$414,163

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv	Inst	Serv	Serv	Serv

Investment income

Dividend income	$ 2,831	$ 10,749	$ —	$ 36,137	$ 51,064
Variable account expenses	11,361	12,454	2,206	92,439	26,036

Investment income (loss) — net	(8,530)	(1,705)	(2,206)	(56,302)	25,028

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	95,646	229,764	67,983	2,262,094	194,592
Cost of investments sold	61,838	227,103	44,935	1,738,136	183,594

Net realized gain (loss) on sales of investments	33,808	2,661	23,048	523,958	10,998
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,703	206,977	23,624	916,930	165,280

Net gain (loss) on investments	211,511	209,638	46,672	1,440,888	176,278

Net increase (decrease) in net assets resulting from operations	$202,981	$207,933	$44,466	$1,384,586	$201,306

	JPM Ins	Lazard Retire	Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Year ended Dec. 31, 2013 (continued)	Cl 1	Serv	Serv	Serv Cl	Serv Cl

Investment income

Dividend income	$ 6,340	$ 1,520	$ 1,403	$ 3,815	$ 6,977
Variable account expenses	7,264	1,841	2,436	13,401	21,378

Investment income (loss) — net	(924)	(321)	(1,033)	(9,586)	(14,401)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	131,160	21,551	44,519	139,631	335,668
Cost of investments sold	75,335	19,846	40,186	84,044	244,897

Net realized gain (loss) on sales of investments	55,825	1,705	4,333	55,587	90,771
Distributions from capital gains	—	—	15,559	71,209	52,434
Net change in unrealized appreciation or depreciation of investments	87,586	19,334	16,648	169,427	283,986

Net gain (loss) on investments	143,411	21,039	36,540	296,223	427,191

Net increase (decrease) in net assets resulting from operations	$142,487	$20,718	$35,507	$286,637	$412,790

See accompanying notes to financial statements.

 238  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	MFS Inv	MFS	MFS	MFS	MFS
	Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Year ended Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

Investment income

Dividend income	$ 18,434	$ 5,052	$ —	$ —	$ 4,101
Variable account expenses	24,670	7,035	16,893	32,017	19,852

Investment income (loss) — net	(6,236)	(1,983)	(16,893)	(32,017)	(15,751)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	389,583	41,729	217,018	645,081	238,147
Cost of investments sold	269,222	28,031	164,858	497,437	161,355

Net realized gain (loss) on sales of investments	120,361	13,698	52,160	147,644	76,792
Distributions from capital gains	—	—	9,282	20,035	3,056
Net change in unrealized appreciation or depreciation of investments	343,541	126,871	333,675	661,330	274,674

Net gain (loss) on investments	463,902	140,569	395,117	829,009	354,522

Net increase (decrease) in net assets resulting from operations	$457,666	$138,586	$378,224	$796,992	$338,771

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Year ended Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

Investment income

Dividend income	$ 2,788	$ 402,499	$ 136,374	$ 60,948	$ 30,517
Variable account expenses	1,934	330,500	84,079	43,623	14,289

Investment income (loss) — net	854	71,999	52,295	17,325	16,228

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	33,800	5,416,289	929,141	654,241	382,661
Cost of investments sold	29,902	4,723,956	699,898	524,036	325,191

Net realized gain (loss) on sales of investments	3,898	692,333	229,243	130,205	57,470
Distributions from capital gains	—	—	108,877	54,235	—
Net change in unrealized appreciation or depreciation of investments	21,340	3,174,985	624,017	292,241	(57,419)

Net gain (loss) on investments	25,238	3,867,318	962,137	476,681	51

Net increase (decrease) in net assets resulting from operations	$26,092	$3,939,317	$1,014,432	$494,006	$ 16,279

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	VA	Serv

Investment income

Dividend income	$ 539	$ 10,245	$ 19,928	$ 8,276	$ 217,206
Variable account expenses	4,424	12,990	39,591	12,098	484,712

Investment income (loss) — net	(3,885)	(2,745)	(19,663)	(3,822)	(267,506)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	8,588	174,506	630,893	198,646	8,917,155
Cost of investments sold	6,749	159,472	552,809	161,851	6,398,229

Net realized gain (loss) on sales of investments	1,839	15,034	78,084	36,795	2,518,926
Distributions from capital gains	5,096	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	77,900	(3,437)	(34,155)	179,402	4,817,669

Net gain (loss) on investments	84,835	11,597	43,929	216,197	7,336,595

Net increase (decrease) in net assets resulting from operations	$80,950	$ 8,852	$ 24,266	$212,375	$7,069,089

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  239

Statements of Operations

			Oppen	Oppen
	Oppen	Oppen	Global	Global	Oppen
	Global	Global VA,	Strategic Inc	Strategic Inc VA,	Main St
Year ended Dec. 31, 2013 (continued)	VA	Serv	VA	Srv	VA

Investment income

Dividend income	$ 472	$ 69,953	$ 9,810	$ 2,515,051	$ 837
Variable account expenses	484	85,332	2,758	867,420	1,080

Investment income (loss) — net	(12)	(15,379)	7,052	1,647,631	(243)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	611	2,280,597	22,565	12,706,357	8,529
Cost of investments sold	492	1,759,137	22,395	11,827,445	7,314

Net realized gain (loss) on sales of investments	119	521,460	170	878,912	1,215
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,717	852,105	(10,154)	(3,556,228)	19,299

Net gain (loss) on investments	7,836	1,373,565	(9,984)	(2,677,316)	20,514

Net increase (decrease) in net assets resulting from operations	$7,824	$1,358,186	$ (2,932)	$(1,029,685)	$20,271

	Oppen
	Main St Sm Cap	PIMCO	Put VT	Put VT	Put VT
	VA,	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,
Year ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

Investment income

Dividend income	$ 29,175	$ 194,394	$38,388	$17,613	$ 7,584
Variable account expenses	58,953	76,623	15,546	7,739	6,195

Investment income (loss) — net	(29,778)	117,771	22,842	9,874	1,389

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,036,235	1,444,660	122,210	41,252	59,376
Cost of investments sold	616,739	1,426,999	140,675	46,392	64,700

Net realized gain (loss) on sales of investments	419,496	17,661	(18,465)	(5,140)	(5,324)
Distributions from capital gains	50,367	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	945,273	(205,732)	66,043	29,071	120,294

Net gain (loss) on investments	1,415,136	(188,071)	47,578	23,931	114,970

Net increase (decrease) in net assets resulting from operations	$1,385,358	$ (70,300)	$70,420	$33,805	$116,359

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

Investment income

Dividend income	$ 12,959	$ 57,885	$ 54,694	$38,338	$19,206
Variable account expenses	16,220	44,131	41,582	7,651	3,894

Investment income (loss) — net	(3,261)	13,754	13,112	30,687	15,312

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	357,683	276,904	630,673	57,667	32,046
Cost of investments sold	270,572	300,482	621,395	66,947	34,854

Net realized gain (loss) on sales of investments	87,111	(23,578)	9,278	(9,280)	(2,808)
Distributions from capital gains	36,961	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	258,729	915,929	899,766	13,494	4,410

Net gain (loss) on investments	382,801	892,351	909,044	4,214	1,602

Net increase (decrease) in net assets resulting from operations	$379,540	$906,105	$922,156	$34,901	$16,914

See accompanying notes to financial statements.

 240  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

Investment income

Dividend income	$ 2,735	$ 123,130	$ 4,307	$ 5	$ 13,676
Variable account expenses	939	110,919	5,279	3	26,519

Investment income (loss) — net	1,796	12,211	(972)	2	(12,843)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	7,614	1,979,235	63,282	3	140,715
Cost of investments sold	7,785	2,137,445	47,510	3	113,766

Net realized gain (loss) on sales of investments	(171)	(158,210)	15,772	—	26,949
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,255)	2,059,749	63,965	31	551,197

Net gain (loss) on investments	(1,426)	1,901,539	79,737	31	578,146

Net increase (decrease) in net assets resulting from operations	$ 370	$1,913,750	$78,765	$33	$565,303

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Investment income

Dividend income	$ 18,956	$ 1,551	$ 6,635	$ 3,062	$ 7,157
Variable account expenses	49,188	1,428	11,980	4,224	11,605

Investment income (loss) — net	(30,232)	123	(5,345)	(1,162)	(4,448)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	809,062	37,439	198,474	34,484	237,856
Cost of investments sold	563,942	26,418	188,316	33,758	262,773

Net realized gain (loss) on sales of investments	245,120	11,021	10,158	726	(24,917)
Distributions from capital gains	—	—	11,293	—	—
Net change in unrealized appreciation or depreciation of investments	860,566	21,544	212,868	106,349	314,813

Net gain (loss) on investments	1,105,686	32,565	234,319	107,075	289,896

Net increase (decrease) in net assets resulting from operations	$1,075,454	$32,688	$228,974	$105,913	$285,448

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 7,312	$ 9,641	$ 26,584	$ —	$ —
Variable account expenses	21,851	14,792	12,787	470,836	4,685,031

Investment income (loss) — net	(14,539)	(5,151)	13,797	(470,836)	(4,685,031)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	133,957	319,808	358,744	6,260,251	85,678,619
Cost of investments sold	112,953	199,505	382,230	4,902,569	62,845,545

Net realized gain (loss) on sales of investments	21,004	120,303	(23,486)	1,357,682	22,833,074
Distributions from capital gains	38,319	50,114	—	—	—
Net change in unrealized appreciation or depreciation of investments	203,485	113,501	140,565	5,501,630	35,470,819

Net gain (loss) on investments	262,808	283,918	117,079	6,859,312	58,303,893

Net increase (decrease) in net assets resulting from operations	$248,269	$278,767	$130,876	$6,388,476	$53,618,862

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  241

Statements of Operations

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	146,262	740,106	4,193,714	5,134,951	32,697,526

Investment income (loss) — net	(146,262)	(740,106)	(4,193,714)	(5,134,951)	(32,697,526)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	2,570,114	29,714,952	117,115,707	43,766,044	381,723,268
Cost of investments sold	2,654,387	27,854,135	103,909,027	35,624,686	297,680,905

Net realized gain (loss) on sales of investments	(84,273)	1,860,817	13,206,680	8,141,358	84,042,363
Distributions from capital gains	289,084	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(676,302)	(328,817)	(4,952,811)	32,023,589	146,785,719

Net gain (loss) on investments	(471,491)	1,532,000	8,253,869	40,164,947	230,828,082

Net increase (decrease) in net assets resulting from operations	$ (617,753)	$ 791,894	$ 4,060,155	$35,029,996	$198,130,556

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	2,893,092	14,862,749	1,248,766	5,273,983	613,319

Investment income (loss) — net	(2,893,092)	(14,862,749)	(1,248,766)	(5,273,983)	(613,319)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	34,806,365	251,719,259	25,876,056	92,283,657	14,331,495
Cost of investments sold	27,241,664	189,394,139	22,248,864	76,437,960	10,226,577

Net realized gain (loss) on sales of investments	7,564,701	62,325,120	3,627,192	15,845,697	4,104,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,809,848	83,468,864	2,503,387	7,896,731	6,889,287

Net gain (loss) on investments	31,374,549	145,793,984	6,130,579	23,742,428	10,994,205

Net increase (decrease) in net assets resulting from operations	$28,481,457	$130,931,235	$ 4,881,813	$18,468,445	$10,380,886

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Investment income

Dividend income	$ —	$ —	$ 554,587	$ 30,809	$ 128,670
Variable account expenses	75,863	348	366,481	371,239	111,922

Investment income (loss) — net	(75,863)	(348)	188,106	(340,430)	16,748

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,968,356	404	7,053,764	8,884,750	1,949,808
Cost of investments sold	1,457,825	290	6,172,793	7,266,713	1,644,787

Net realized gain (loss) on sales of investments	510,531	114	880,971	1,618,037	305,021
Distributions from capital gains	—	—	1,480,277	1,954,079	—
Net change in unrealized appreciation or depreciation of investments	638,326	7,842	1,482,240	2,892,086	1,003,176

Net gain (loss) on investments	1,148,857	7,956	3,843,488	6,464,202	1,308,197

Net increase (decrease) in net assets resulting from operations	$1,072,994	$7,608	$4,031,594	$6,123,772	$1,324,945

See accompanying notes to financial statements.

 242  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Operations

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Investment income

Dividend income	$ 8,736	$ 244,718	$ 96,758	$ 4,400	$ 50,977
Variable account expenses	4,467	169,589	144,752	14,256	575,373

Investment income (loss) — net	4,269	75,129	(47,994)	(9,856)	(524,396)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	83,405	2,975,063	2,832,569	124,838	12,432,228
Cost of investments sold	102,132	3,160,755	2,214,699	71,858	8,238,150

Net realized gain (loss) on sales of investments	(18,727)	(185,692)	617,870	52,980	4,194,078
Distributions from capital gains	18,123	569,076	—	90,755	3,138,706
Net change in unrealized appreciation or depreciation of investments	56,473	1,431,573	1,799,896	229,010	5,155,014

Net gain (loss) on investments	55,869	1,814,957	2,417,766	372,745	12,487,798

Net increase (decrease) in net assets resulting from operations	$ 60,138	$1,890,086	$2,369,772	$362,889	$11,963,402

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Investment income

Dividend income	$ 2,455	$ 17,546	$ —	$ 17,835	$ 37,624
Variable account expenses	7,298	121,324	112,787	23,823	74,646

Investment income (loss) — net	(4,843)	(103,778)	(112,787)	(5,988)	(37,022)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	195,466	1,847,902	2,742,501	442,047	1,084,138
Cost of investments sold	145,877	1,315,165	2,008,386	322,383	785,437

Net realized gain (loss) on sales of investments	49,589	532,737	734,115	119,664	298,701
Distributions from capital gains	—	—	404,300	—	—
Net change in unrealized appreciation or depreciation of investments	104,496	1,841,543	1,940,491	128,683	415,980

Net gain (loss) on investments	154,085	2,374,280	3,078,906	248,347	714,681

Net increase (decrease) in net assets resulting from operations	$149,242	$2,270,502	$2,966,119	$242,359	$ 677,659

					WF Adv VT
					Total
					Return Bond,
Year ended Dec. 31, 2013 (continued)					Cl 2

Investment income

Dividend income					$ 395,392
Variable account expenses					497,535

Investment income (loss) — net					(102,143)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales					7,195,164
Cost of investments sold					7,092,014

Net realized gain (loss) on sales of investments					103,150
Distributions from capital gains					995,841
Net change in unrealized appreciation or depreciation of investments					(2,281,940)

Net gain (loss) on investments					(1,182,949)

Net increase (decrease) in net assets resulting from operations					$(1,285,092)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  243

Statements of Changes in Net Assets

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	AB VPS
	Strategy,	Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Year ended Dec. 31, 2013	Cl B	Cl B	Cl B	Cl B	Cl B

Operations

Investment income (loss) — net	$8,561	$(25,226)	$(15,987)	$24,393	$1,459,804
Net realized gain (loss) on sales of investments	89,878	51,456	327,821	(6,080)	(1,589,217)
Distributions from capital gains	—	—	—	38,551	—
Net change in unrealized appreciation or depreciation of investments	17,102	311,057	2,113,645	(109,478)	7,247,017

Net increase (decrease) in net assets resulting from operations	115,541	337,287	2,425,479	(52,614)	7,117,604

Contract transactions

Contract purchase payments	10,749	21,527	33,026	151	71,170
Net transfers(1)	(291,210)	(29,339)	(14,243)	(168,234)	(3,284,748)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,521)
Contract terminations:
Surrender benefits and contract charges	(285,172)	(408,845)	(1,527,697)	(230,957)	(8,669,309)
Death benefits	(8,259)	(146,372)	(225,031)	(18,441)	(514,100)

Increase (decrease) from contract transactions	(573,892)	(563,029)	(1,733,945)	(417,481)	(12,400,508)

Net assets at beginning of year	1,041,587	1,899,573	8,141,243	1,544,828	41,070,830

Net assets at end of year	$583,236	$1,673,831	$8,832,777	$1,074,733	$35,787,926

Accumulation unit activity

Units outstanding at beginning of year	884,127	3,406,553	6,321,235	925,806	39,331,934
Contract purchase payments	8,259	38,662	19,849	91	61,590
Net transfers(1)	(229,317)	(45,596)	(8,928)	(102,968)	(2,857,174)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(226,975)	(763,433)	(1,008,134)	(141,432)	(7,614,367)
Death benefits	(6,446)	(321,896)	(156,784)	(11,836)	(452,991)

Units outstanding at end of year	429,648	2,314,290	5,167,238	669,661	28,468,992

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 244  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl B	Cl I	Cl II	Cl II	Cl II

Operations

Investment income (loss) — net	$(51,905)	$3,248	$(17,440)	$(397)	$(836)
Net realized gain (loss) on sales of investments	226,888	16,256	459,173	41	18,138
Distributions from capital gains	—	—	2,101,811	—	2,510
Net change in unrealized appreciation or depreciation of investments	976,440	106,802	(8,469,637)	5,849	15,037

Net increase (decrease) in net assets resulting from operations	1,151,423	126,306	(5,926,093)	5,493	34,849

Contract transactions

Contract purchase payments	18,427	24	157,168	—	225
Net transfers(1)	38,339	(23,210)	11,267,613	43,003	(9,879)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(452,786)	(41,296)	(12,325,022)	(144)	(85,073)
Death benefits	(224,643)	(46,966)	(1,076,034)	—	—

Increase (decrease) from contract transactions	(620,663)	(111,448)	(1,976,275)	42,859	(94,727)

Net assets at beginning of year	3,585,529	421,134	61,345,534	4,244	154,404

Net assets at end of year	$4,116,289	$435,992	$53,443,166	$52,596	$94,526

Accumulation unit activity

Units outstanding at beginning of year	4,795,575	281,689	43,111,052	1,756	137,129
Contract purchase payments	21,024	14	115,214	—	—
Net transfers(1)	52,419	(13,783)	8,383,840	28,121	(6,312)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(548,570)	(23,386)	(9,012,607)	(2)	(65,815)
Death benefits	(282,435)	(26,786)	(795,059)	—	—

Units outstanding at end of year	4,038,013	217,748	41,802,440	29,875	65,002

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  245

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	CB Var Sm	Col VP
	Ultra,	Val,	Val,	Cap Gro,	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	Cl I	Cl 1

Operations

Investment income (loss) — net	$(309,352)	$1,238	$(241)	$(3,407)	$690
Net realized gain (loss) on sales of investments	2,052,874	17,278	45,455	28,850	1,796
Distributions from capital gains	—	—	—	17,819	—
Net change in unrealized appreciation or depreciation of investments	5,498,193	122,869	70,187	36,487	7,787

Net increase (decrease) in net assets resulting from operations	7,241,715	141,385	115,401	79,749	10,273

Contract transactions

Contract purchase payments	64,045	24	1,893	—	225
Net transfers(1)	(2,754,734)	(30,795)	33,696	66,315	843
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(5,379,793)	(101,225)	(82,640)	(69,719)	(1,245)
Death benefits	(314,770)	(527)	—	—	(8,983)

Increase (decrease) from contract transactions	(8,385,252)	(132,523)	(47,051)	(3,404)	(9,160)

Net assets at beginning of year	25,026,292	529,002	415,133	203,165	66,718

Net assets at end of year	$23,882,755	$537,864	$483,483	$279,510	$67,831

Accumulation unit activity

Units outstanding at beginning of year	21,704,394	247,072	318,116	164,672	38,436
Contract purchase payments	48,690	10	1,322	—	119
Net transfers(1)	(1,982,596)	(12,719)	20,404	40,023	443
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(4,119,351)	(40,767)	(52,903)	(47,164)	(663)
Death benefits	(238,415)	(193)	—	—	(4,813)

Units outstanding at end of year	15,412,722	193,403	286,939	157,531	33,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 246  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(47,869)	$(446,533)	$798,764	$(1,053,007)	$(261,243)
Net realized gain (loss) on sales of investments	123,754	1,184	(16,952)	4,613,424	764,863
Distributions from capital gains	—	—	1,233,426	—	—
Net change in unrealized appreciation or depreciation of investments	539,980	(1,183)	(3,127,345)	10,823,117	(1,274,567)

Net increase (decrease) in net assets resulting from operations	615,865	(446,532)	(1,112,107)	14,383,534	(770,947)

Contract transactions

Contract purchase payments	2,513	46,569	78,273	104,832	47,456
Net transfers(1)	13,232	2,237,126	(125,563)	(4,709,670)	2,640,722
Adjustments to net assets allocated to contracts in payment period	(793)	(9,950)	(895)	(2,354)	—
Contract terminations:
Surrender benefits and contract charges	(437,943)	(6,736,402)	(4,600,278)	(14,204,504)	(5,862,711)
Death benefits	(154,750)	(1,335,701)	(515,755)	(974,803)	(290,073)

Increase (decrease) from contract transactions	(577,741)	(5,798,358)	(5,164,218)	(19,786,499)	(3,464,606)

Net assets at beginning of year	3,454,069	32,463,240	31,078,247	66,624,048	26,909,607

Net assets at end of year	$3,492,193	$26,218,350	$24,801,922	$61,221,083	$22,674,054

Accumulation unit activity

Units outstanding at beginning of year	2,205,435	31,031,415	20,709,899	41,136,960	11,565,864
Contract purchase payments	1,624	43,762	48,774	54,355	19,827
Net transfers(1)	9,776	2,069,509	61,816	(2,581,375)	1,217,313
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(265,189)	(6,504,339)	(3,116,500)	(7,580,206)	(2,539,460)
Death benefits	(105,400)	(1,292,054)	(345,612)	(534,391)	(128,875)

Units outstanding at end of year	1,846,246	25,348,293	17,358,377	30,495,343	10,134,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  247

Statements of Changes in Net Assets

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Period ended Dec. 31, 2013 (continued)	Cl 3	Cl 1(2)	Cl 2(2)	Cl 3	Cl 3

Operations

Investment income (loss) — net	$707,539	$15,633	$543,274	$556,326	$1,422
Net realized gain (loss) on sales of investments	556,964	(4,064)	(123,146)	(84,690)	9,937
Distributions from capital gains	—	13,083	511,039	470,152	—
Net change in unrealized appreciation or depreciation of investments	(504,493)	(22,349)	(901,293)	(781,718)	98,453

Net increase (decrease) in net assets resulting from operations	760,010	2,303	29,874	160,070	109,812

Contract transactions

Contract purchase payments	59,902	—	31,745	798	6,948
Net transfers(1)	1,767,072	316,094	12,561,675	(78,504)	(12,152)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	3,919
Contract terminations:
Surrender benefits and contract charges	(4,065,835)	(43,875)	(1,257,828)	(941,408)	(91,583)
Death benefits	(255,244)	—	(139,898)	(80,364)	(20,443)

Increase (decrease) from contract transactions	(2,494,105)	272,219	11,195,694	(1,099,478)	(113,311)

Net assets at beginning of year	17,856,752	—	—	5,360,053	591,453

Net assets at end of year	$16,122,657	$274,522	$11,225,568	$4,420,645	$587,954

Accumulation unit activity

Units outstanding at beginning of year	9,620,296	—	—	3,121,454	370,809
Contract purchase payments	31,259	—	35,699	239	4,133
Net transfers(1)	936,683	355,637	14,129,138	(41,631)	(6,559)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,121,214)	(49,217)	(1,430,197)	(538,939)	(55,602)
Death benefits	(136,136)	—	(159,311)	(46,341)	(12,034)

Units outstanding at end of year	8,330,888	306,420	12,575,329	2,494,782	300,747

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 26, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 248  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Period ended Dec. 31, 2013 (continued)	Cl 1	Cl 3	Cl 3	Cl 2(2)	Cl 2(2)

Operations

Investment income (loss) — net	$(3,581)	$(21,960)	$(604,218)	$(3,371)	$(11,245)
Net realized gain (loss) on sales of investments	5,636	121,090	2,836,419	(3)	353
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	73,984	239,002	8,140,352	8,426	111,095

Net increase (decrease) in net assets resulting from operations	76,039	338,132	10,372,553	5,052	100,203

Contract transactions

Contract purchase payments	—	3,334	124,176	250	250
Net transfers(1)	(7,818)	(230,557)	(2,586,932)	2,308,348	11,525,147
Adjustments to net assets allocated to contracts in payment period	—	—	(464)	—	—
Contract terminations:
Surrender benefits and contract charges	(13,123)	(194,674)	(7,830,121)	(4,873)	(45,474)
Death benefits	(8,035)	(25,396)	(443,174)	—	—

Increase (decrease) from contract transactions	(28,976)	(447,293)	(10,736,515)	2,303,725	11,479,923

Net assets at beginning of year	277,764	1,373,398	37,798,512	—	—

Net assets at end of year	$324,827	$1,264,237	$37,434,550	$2,308,777	$11,580,126

Accumulation unit activity

Units outstanding at beginning of year	264,811	1,555,544	37,490,160	—	—
Contract purchase payments	—	2,588	115,626	—	—
Net transfers(1)	(6,301)	(262,339)	(2,209,549)	2,314,355	11,518,390
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(11,186)	(172,893)	(6,903,474)	(4,887)	(45,339)
Death benefits	(7,046)	(39,035)	(368,719)	—	—

Units outstanding at end of year	240,278	1,083,865	28,124,044	2,309,468	11,473,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  249

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Period ended Dec. 31, 2013 (continued)	Cl 2(2)	Cl 2(2)	Cl 1	Cl 2	Cl 3

Operations

Investment income (loss) — net	$(26,260)	$(60,382)	$(78,319)	$(2,591)	$(54,042)
Net realized gain (loss) on sales of investments	93	(1,886)	780,487	4,107	287,221
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	578,145	924,581	864,293	37,658	651,999

Net increase (decrease) in net assets resulting from operations	551,978	862,313	1,566,461	39,174	885,178

Contract transactions

Contract purchase payments	250	250	23,755	225	5,168
Net transfers(1)	29,693,703	57,010,237	(1,083,659)	(18)	(135,009)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(338)
Contract terminations:
Surrender benefits and contract charges	(40,739)	(364,387)	(1,122,058)	(66,683)	(774,162)
Death benefits	—	—	(69,672)	—	(38,344)

Increase (decrease) from contract transactions	29,653,214	56,646,100	(2,251,634)	(66,476)	(942,685)

Net assets at beginning of year	—	—	5,671,146	254,444	3,508,417

Net assets at end of year	$30,205,192	$57,508,413	$4,985,973	$227,142	$3,450,910

Accumulation unit activity

Units outstanding at beginning of year	—	—	5,393,966	302,292	2,352,223
Contract purchase payments	—	—	17,919	—	3,073
Net transfers(1)	29,414,730	56,772,557	(892,741)	—	(79,386)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(40,145)	(362,352)	(915,340)	(75,720)	(465,105)
Death benefits	—	—	(54,735)	—	(22,289)

Units outstanding at end of year	29,374,585	56,410,205	3,549,069	226,572	1,788,516

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 18, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

 250  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

Operations

Investment income (loss) — net	$(21,502)	$(138,610)	$(2,518)	$(19,342)	$(27,216)
Net realized gain (loss) on sales of investments	9,948	505,941	7,800	135,047	306,589
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	371,621	2,295,102	37,329	402,436	812,031

Net increase (decrease) in net assets resulting from operations	360,067	2,662,433	42,611	518,141	1,091,404

Contract transactions

Contract purchase payments	20	14,645	12,801	282	2,514
Net transfers(1)	(5,643)	(84,041)	(7,121)	(22,128)	(725,057)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(25,355)	(1,096,268)	(5,753)	(419,325)	(782,169)
Death benefits	—	(53,447)	(17,484)	(70,566)	(47,423)

Increase (decrease) from contract transactions	(30,978)	(1,219,111)	(17,557)	(511,737)	(1,552,135)

Net assets at beginning of year	1,029,773	9,394,171	126,522	1,347,348	4,098,812

Net assets at end of year	$1,358,862	$10,837,493	$151,576	$1,353,752	$3,638,081

Accumulation unit activity

Units outstanding at beginning of year	1,099,143	7,781,959	98,774	915,531	2,923,393
Contract purchase payments	—	9,792	8,137	194	842
Net transfers(1)	(4,486)	(36,960)	(4,551)	(14,341)	(438,747)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(23,082)	(835,570)	(3,741)	(241,389)	(480,505)
Death benefits	—	(37,750)	(11,161)	(40,479)	(30,003)

Units outstanding at end of year	1,071,575	6,881,471	87,458	619,516	1,974,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  251

Statements of Changes in Net Assets

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 1	Cl 3	Return	Serv

Operations

Investment income (loss) — net	$(1,036)	$(2,291)	$(159,262)	$(8,079)	$(374)
Net realized gain (loss) on sales of investments	12,847	196	47,983	(7,231)	1,270
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	17,797	(12,533)	(521,531)	(46,082)	23,699

Net increase (decrease) in net assets resulting from operations	29,608	(14,628)	(632,810)	(61,392)	24,595

Contract transactions

Contract purchase payments	—	—	97,124	225	—
Net transfers(1)	(1,165)	18,064	(816,536)	31,312	(2,496)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(20,330)	(122,918)	(2,221,733)	(31,231)	(578)
Death benefits	—	(7,987)	(356,317)	(3,606)	—

Increase (decrease) from contract transactions	(21,495)	(112,841)	(3,297,462)	(3,300)	(3,074)

Net assets at beginning of year	79,813	536,335	20,680,564	527,201	76,499

Net assets at end of year	$87,926	$408,866	$16,750,292	$462,509	$98,020

Accumulation unit activity

Units outstanding at beginning of year	40,361	538,153	17,734,177	658,100	51,108
Contract purchase payments	—	—	81,297	—	—
Net transfers(1)	(518)	18,383	(807,319)	42,257	(1,417)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(7,797)	(125,347)	(1,942,767)	(41,002)	(353)
Death benefits	—	(8,030)	(311,849)	(5,008)	—

Units outstanding at end of year	32,046	423,159	14,753,539	654,347	49,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 252  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Year ended Dec. 31, 2013 (continued)	Serv	Init	Serv	Serv	Serv

Operations

Investment income (loss) — net	$(156,371)	$(402)	$(54)	$1,750	$784
Net realized gain (loss) on sales of investments	1,383,550	58,147	38,350	3,771	(13,925)
Distributions from capital gains	—	—	1,105	—	—
Net change in unrealized appreciation or depreciation of investments	1,223,175	127,288	38,883	14,837	36,159

Net increase (decrease) in net assets resulting from operations	2,450,354	185,033	78,284	20,358	23,018

Contract transactions

Contract purchase payments	18,190	15,300	—	—	75
Net transfers(1)	(808,605)	(12,214)	(15,998)	35,204	(6,213)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,137,184)	(192,948)	(164,502)	(22,026)	(72,529)
Death benefits	(105,422)	(1,221)	—	—	—

Increase (decrease) from contract transactions	(3,033,021)	(191,083)	(180,500)	13,178	(78,667)

Net assets at beginning of year	9,728,601	636,093	519,083	134,886	139,499

Net assets at end of year	$9,145,934	$630,043	$416,867	$168,422	$83,850

Accumulation unit activity

Units outstanding at beginning of year	6,908,767	800,959	375,019	159,425	128,627
Contract purchase payments	11,844	16,625	—	—	—
Net transfers(1)	(471,375)	(13,368)	(10,844)	38,731	(5,028)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,387,567)	(210,165)	(110,224)	(24,459)	(59,705)
Death benefits	(67,734)	(1,315)	—	—	—

Units outstanding at end of year	4,993,935	592,736	253,951	173,697	63,894

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  253

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Year ended Dec. 31, 2013 (continued)	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Operations

Investment income (loss) — net	$76,172	$451	$(93)	$(12,374)	$(912,177)
Net realized gain (loss) on sales of investments	34,221	4,918	1,076	158,104	4,272,041
Distributions from capital gains	25,228	10,651	3,240	1,078	28,254
Net change in unrealized appreciation or depreciation of investments	(46,031)	24,638	7,267	876,686	23,850,479

Net increase (decrease) in net assets resulting from operations	89,590	40,658	11,490	1,023,494	27,238,597

Contract transactions

Contract purchase payments	90	—	—	16,400	249,911
Net transfers(1)	173,893	14,910	3,049	(12,957)	(7,137,475)
Adjustments to net assets allocated to contracts in payment period	—	—	—	1	(5,429)
Contract terminations:
Surrender benefits and contract charges	(860,594)	(23,733)	(5,403)	(553,855)	(23,120,673)
Death benefits	(49,927)	—	—	(158,799)	(1,587,773)

Increase (decrease) from contract transactions	(736,538)	(8,823)	(2,354)	(709,210)	(31,601,439)

Net assets at beginning of year	4,434,686	227,621	67,231	3,817,756	109,230,279

Net assets at end of year	$3,787,738	$259,456	$76,367	$4,132,040	$104,867,437

Accumulation unit activity

Units outstanding at beginning of year	3,887,609	162,057	46,206	2,449,625	63,348,389
Contract purchase payments	52	—	—	8,618	124,580
Net transfers(1)	144,238	10,082	1,934	(7,433)	(3,545,319)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(734,311)	(15,617)	(3,552)	(309,911)	(11,784,803)
Death benefits	(42,606)	—	—	(93,394)	(822,863)

Units outstanding at end of year	3,254,982	156,522	44,588	2,047,505	47,319,984

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 254  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Year ended Dec. 31, 2013 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

Operations

Investment income (loss) — net	$(6,245)	$1,184	$96	$(1,415)	$(32,824)
Net realized gain (loss) on sales of investments	22,376	208,255	300	2,435	300,176
Distributions from capital gains	42,970	—	—	102	1,525
Net change in unrealized appreciation or depreciation of investments	96,623	387,830	14,843	42,384	453,390

Net increase (decrease) in net assets resulting from operations	155,724	597,269	15,239	43,506	722,267

Contract transactions

Contract purchase payments	—	453	—	—	14,013
Net transfers(1)	62,043	(224,002)	(96)	5,306	(145,132)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	1
Contract terminations:
Surrender benefits and contract charges	(73,071)	(358,877)	(376)	(7,311)	(567,448)
Death benefits	—	(37,505)	—	—	(28,581)

Increase (decrease) from contract transactions	(11,028)	(619,931)	(472)	(2,005)	(727,147)

Net assets at beginning of year	441,391	2,095,871	49,026	125,242	2,407,342

Net assets at end of year	$586,087	$2,073,209	$63,793	$166,743	$2,402,462

Accumulation unit activity

Units outstanding at beginning of year	281,432	1,813,822	37,820	130,013	1,902,432
Contract purchase payments	—	336	—	—	9,180
Net transfers(1)	32,681	(151,965)	(3)	4,798	(94,771)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(40,071)	(270,479)	(268)	(6,284)	(380,496)
Death benefits	—	(27,334)	—	—	(20,000)

Units outstanding at end of year	274,042	1,364,380	37,549	128,527	1,416,345

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  255

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

Operations

Investment income (loss) — net	$62,223	$20,675	$124,525	$(84,856)	$(388,718)
Net realized gain (loss) on sales of investments	9,659	(1,154)	149,761	710,018	2,050,485
Distributions from capital gains	—	—	401,884	1,050,158	3,708,548
Net change in unrealized appreciation or depreciation of investments	(6,730)	4,413	(1,967,253)	882,632	3,618,566

Net increase (decrease) in net assets resulting from operations	65,152	23,934	(1,291,083)	2,557,952	8,988,881

Contract transactions

Contract purchase payments	6,155	1,216	115,853	62,280	68,888
Net transfers(1)	43,096	8,413	3,430,985	55,216	(2,302,831)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(194,937)	(197,038)	(6,724,544)	(1,372,221)	(6,710,639)
Death benefits	(8,872)	(45,046)	(710,489)	(935,689)	(470,857)

Increase (decrease) from contract transactions	(154,558)	(232,455)	(3,888,195)	(2,190,414)	(9,415,439)

Net assets at beginning of year	1,498,504	719,285	36,758,514	8,495,680	30,741,217

Net assets at end of year	$1,409,098	$510,764	$31,579,236	$8,863,218	$30,314,659

Accumulation unit activity

Units outstanding at beginning of year	978,258	384,550	27,261,974	2,999,804	14,128,338
Contract purchase payments	3,970	641	86,324	19,183	27,780
Net transfers(1)	27,676	4,377	2,594,833	18,430	(912,987)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(123,381)	(104,845)	(5,043,496)	(419,504)	(2,644,070)
Death benefits	(5,600)	(23,828)	(537,869)	(309,278)	(183,365)

Units outstanding at end of year	880,923	260,895	24,361,766	2,308,635	10,415,696

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 256  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

			FTVIPT Frank
	Fid VIP	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank
	Overseas,	Overseas,	Real Est,	Inc,	Rising Divd,
Year ended Dec. 31, 2013 (continued)	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,321)	$(96,337)	$109,434	$800,859	$(2,676)
Net realized gain (loss) on sales of investments	8,901	395,851	(203,438)	279,520	94,361
Distributions from capital gains	1,784	47,526	—	—	—
Net change in unrealized appreciation or depreciation of investments	126,190	3,154,902	153,509	811,465	78,445

Net increase (decrease) in net assets resulting from operations	134,554	3,501,942	59,505	1,891,844	170,130

Contract transactions

Contract purchase payments	28	27,291	2,634	43,790	200
Net transfers(1)	(50,141)	(1,153,912)	30,092	(24,549)	(5,917)
Adjustments to net assets allocated to contracts in payment period	(166)	—	—	(1,632)	—
Contract terminations:
Surrender benefits and contract charges	(133,335)	(3,382,557)	(774,265)	(2,833,000)	(323,266)
Death benefits	(28,818)	(159,231)	(51,465)	(591,980)	(25,775)

Increase (decrease) from contract transactions	(212,432)	(4,668,409)	(793,004)	(3,407,371)	(354,758)

Net assets at beginning of year	601,226	14,911,298	3,972,444	17,221,700	818,316

Net assets at end of year	$523,348	$13,744,831	$3,238,945	$15,706,173	$633,688

Accumulation unit activity

Units outstanding at beginning of year	599,624	10,557,784	1,958,502	9,480,372	596,203
Contract purchase payments	22	16,802	1,470	22,216	—
Net transfers(1)	(42,735)	(710,166)	10,789	(24,159)	(4,295)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(134,363)	(2,107,877)	(365,166)	(1,445,972)	(210,766)
Death benefits	(29,152)	(105,766)	(23,925)	(322,059)	(16,574)

Units outstanding at end of year	393,396	7,650,777	1,581,670	7,710,398	364,568

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  257

Statements of Changes in Net Assets

		FTVIPT Frank	FTVIPT Frank	FTVIPT
	FTVIPT Frank	Sm Mid	Mutual	Temp Dev	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Mkts,	Temp Foreign,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(3,304)	$(105,046)	$291,738	$2,500	$95,471
Net realized gain (loss) on sales of investments	379,280	432,726	1,760,271	772	275,898
Distributions from capital gains	85,579	513,597	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,060,142	1,617,853	7,900,386	(10,907)	1,391,571

Net increase (decrease) in net assets resulting from operations	1,521,697	2,459,130	9,952,395	(7,635)	1,762,940

Contract transactions

Contract purchase payments	36,563	59,371	100,427	500	67,717
Net transfers(1)	(144,133)	(109,525)	(1,160,251)	13,995	(116,307)
Adjustments to net assets allocated to contracts in payment period	—	2	(5,478)	—	—
Contract terminations:
Surrender benefits and contract charges	(825,102)	(1,398,641)	(6,693,658)	(14,057)	(1,562,999)
Death benefits	(30,754)	(149,177)	(812,444)	—	(100,183)

Increase (decrease) from contract transactions	(963,426)	(1,597,970)	(8,571,404)	438	(1,711,772)

Net assets at beginning of year	4,832,701	7,528,396	41,386,288	408,092	9,089,488

Net assets at end of year	$5,390,972	$8,389,556	$42,767,279	$400,895	$9,140,656

Accumulation unit activity

Units outstanding at beginning of year	2,386,242	8,004,927	24,372,416	161,704	5,999,262
Contract purchase payments	18,016	46,026	50,929	203	46,580
Net transfers(1)	(45,426)	(112,678)	(612,689)	5,988	(75,284)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(358,443)	(1,378,996)	(3,496,037)	(5,540)	(921,330)
Death benefits	(12,451)	(135,633)	(427,482)	—	(60,896)

Units outstanding at end of year	1,987,938	6,423,646	19,887,137	162,355	4,988,332

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 258  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	FTVIPT			GS VIT	GS VIT
	Temp Global	FTVIPT	GS VIT	Strategic	Strategic
	Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 2	Inst	Inst	Inst

Operations

Investment income (loss) — net	$941,385	$37,490	$(287,631)	$(2,911)	$104
Net realized gain (loss) on sales of investments	964,866	83,323	2,443,628	50,527	(1,825)
Distributions from capital gains	376,389	—	2,367,008	6,993	—
Net change in unrealized appreciation or depreciation of investments	(2,268,591)	636,181	4,283,209	5,751	20,524

Net increase (decrease) in net assets resulting from operations	14,049	756,994	8,806,214	60,360	18,803

Contract transactions

Contract purchase payments	74,027	13,907	65,461	209	79
Net transfers(1)	2,169,852	(130,171)	(3,448,251)	(1,041)	2,340
Adjustments to net assets allocated to contracts in payment period	(2,910)	—	(1,400)	—	—
Contract terminations:
Surrender benefits and contract charges	(6,507,139)	(807,555)	(7,420,956)	(61,014)	(32,428)
Death benefits	(527,815)	(153,194)	(585,249)	(84,083)	(4,857)

Increase (decrease) from contract transactions	(4,793,985)	(1,077,013)	(11,390,395)	(145,929)	(34,866)

Net assets at beginning of year	33,890,349	3,115,450	33,681,703	288,401	111,838

Net assets at end of year	$29,110,413	$2,795,431	$31,097,522	$202,832	$95,775

Accumulation unit activity

Units outstanding at beginning of year	16,779,234	2,712,302	16,119,337	301,822	135,520
Contract purchase payments	36,212	9,419	26,736	172	3
Net transfers(1)	1,083,147	(103,682)	(1,469,806)	(1,034)	2,415
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(3,192,121)	(594,257)	(3,044,836)	(59,821)	(38,457)
Death benefits	(260,882)	(111,052)	(230,053)	(81,225)	(5,238)

Units outstanding at end of year	14,445,590	1,912,730	11,401,378	159,914	94,243

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  259

Statements of Changes in Net Assets

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Year ended Dec. 31, 2013 (continued)	Inst	Ser I	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$(9,481)	$(37,404)	$(13,954)	$(297,800)	$(5,089)
Net realized gain (loss) on sales of investments	136,980	69,008	23,071	7,464,669	550,456
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	648,270	1,255,165	315,090	19,411,756	2,009,219

Net increase (decrease) in net assets resulting from operations	775,769	1,286,769	324,207	26,578,625	2,554,586

Contract transactions

Contract purchase payments	432	45,593	150	171,645	72,460
Net transfers(1)	(214,805)	(1,498)	(46,947)	(10,874,574)	(290,497)
Adjustments to net assets allocated to contracts in payment period	—	(92)	—	(8,144)	—
Contract terminations:
Surrender benefits and contract charges	(263,206)	(487,226)	(165,566)	(21,136,815)	(1,249,944)
Death benefits	(27,190)	(64,258)	(2,314)	(1,257,996)	(319,311)

Increase (decrease) from contract transactions	(504,769)	(507,481)	(214,677)	(33,105,884)	(1,787,292)

Net assets at beginning of year	2,350,482	3,653,511	987,723	94,239,679	10,049,671

Net assets at end of year	$2,621,482	$4,432,799	$1,097,253	$87,712,420	$10,816,965

Accumulation unit activity

Units outstanding at beginning of year	2,442,879	3,781,603	1,025,535	62,957,808	7,622,415
Contract purchase payments	104	40,477	—	94,435	51,783
Net transfers(1)	(185,241)	(317)	(40,427)	(6,224,652)	(198,956)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(228,530)	(443,952)	(155,296)	(11,884,982)	(832,905)
Death benefits	(25,213)	(57,704)	(2,110)	(733,059)	(212,019)

Units outstanding at end of year	2,003,999	3,320,107	827,702	44,209,550	6,430,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 260  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	Intl Gro,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser II	Ser II	Ser I	Ser II

Operations

Investment income (loss) — net	$1,298	$(3,877)	$(1,424)	$(2,242)	$(23,179)
Net realized gain (loss) on sales of investments	11,552	12,672	187,978	44,268	265,436
Distributions from capital gains	—	—	14,622	—	—
Net change in unrealized appreciation or depreciation of investments	47,138	114,073	270,270	117,060	276,622

Net increase (decrease) in net assets resulting from operations	59,988	122,868	471,446	159,086	518,879

Contract transactions

Contract purchase payments	300	100	2,210	426	842
Net transfers(1)	432,708	375,544	(43,261)	(8,468)	(370,172)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(13,832)	(24,993)	(598,457)	(99,802)	(670,858)
Death benefits	—	—	(8,369)	(17,550)	(42,329)

Increase (decrease) from contract transactions	419,176	350,651	(647,877)	(125,394)	(1,082,517)

Net assets at beginning of year	89,509	191,388	1,652,804	996,450	3,681,125

Net assets at end of year	$568,673	$664,907	$1,476,373	$1,030,142	$3,117,487

Accumulation unit activity

Units outstanding at beginning of year	74,648	166,806	987,891	521,613	3,967,770
Contract purchase payments	—	—	1,261	211	276
Net transfers(1)	315,607	275,463	(21,599)	(4,189)	(373,354)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(10,437)	(18,435)	(290,113)	(49,501)	(677,956)
Death benefits	—	—	(4,547)	(8,659)	(40,327)

Units outstanding at end of year	379,818	423,834	672,893	459,475	2,876,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  261

Statements of Changes in Net Assets

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Year ended Dec. 31, 2013 (continued)	Ser II	Ser I	Ser II	Ser II	Inst

Operations

Investment income (loss) — net	$(35,010)	$(3,956)	$(10,133)	$(64,596)	$139,961
Net realized gain (loss) on sales of investments	143,411	23,778	49,412	279,436	58,655
Distributions from capital gains	196,479	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	371,690	82,310	222,687	4,362,911	215,547

Net increase (decrease) in net assets resulting from operations	676,570	102,132	261,966	4,577,751	414,163

Contract transactions

Contract purchase payments	8,141	8,648	485	36,042	210
Net transfers(1)	(231,854)	16,381	(160,526)	(1,015,506)	28,223
Adjustments to net assets allocated to contracts in payment period	—	—	—	1	—
Contract terminations:
Surrender benefits and contract charges	(623,674)	(114,918)	(341,866)	(3,355,376)	(195,264)
Death benefits	(30,061)	(119,129)	(10,683)	(164,487)	(219,466)

Increase (decrease) from contract transactions	(877,448)	(209,018)	(512,590)	(4,499,326)	(386,297)

Net assets at beginning of year	2,941,756	426,759	1,061,376	16,414,109	2,437,631

Net assets at end of year	$2,740,878	$319,873	$810,752	$16,492,534	$2,465,497

Accumulation unit activity

Units outstanding at beginning of year	2,207,186	438,571	1,089,532	15,092,486	915,694
Contract purchase payments	5,361	7,999	441	29,316	72
Net transfers(1)	(154,278)	12,391	(144,063)	(809,990)	9,391
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(409,789)	(108,699)	(319,258)	(2,632,958)	(68,165)
Death benefits	(19,875)	(106,985)	(9,208)	(129,370)	(75,315)

Units outstanding at end of year	1,628,605	243,277	617,444	11,549,484	781,677

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 262  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Year ended Dec. 31, 2013 (continued)	Serv	Inst	Serv	Serv	Serv

Operations

Investment income (loss) — net	$(8,530)	$(1,705)	$(2,206)	$(56,302)	$25,028
Net realized gain (loss) on sales of investments	33,808	2,661	23,048	523,958	10,998
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	177,703	206,977	23,624	916,930	165,280

Net increase (decrease) in net assets resulting from operations	202,981	207,933	44,466	1,384,586	201,306

Contract transactions

Contract purchase payments	1,129	28,999	38	18,248	1,161
Net transfers(1)	(1,264)	(42,821)	(21,822)	(725,483)	(1,197)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(79,994)	(131,163)	(38,373)	(993,279)	(139,223)
Death benefits	(2,783)	(43,519)	(5,543)	(198,094)	(23,260)

Increase (decrease) from contract transactions	(82,912)	(188,504)	(65,700)	(1,898,608)	(162,519)

Net assets at beginning of year	712,375	870,557	172,141	5,881,782	1,711,068

Net assets at end of year	$832,444	$889,986	$150,907	$5,367,760	$1,749,855

Accumulation unit activity

Units outstanding at beginning of year	1,023,586	622,316	308,375	6,450,048	1,507,800
Contract purchase payments	1,459	19,258	61	21,571	954
Net transfers(1)	(1,815)	(26,805)	(29,887)	(678,489)	(713)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(101,571)	(84,744)	(63,937)	(948,811)	(114,413)
Death benefits	(3,178)	(27,656)	(8,828)	(223,110)	(17,911)

Units outstanding at end of year	918,481	502,369	205,784	4,621,209	1,375,717

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  263

Statements of Changes in Net Assets

	JPM Ins	Lazard Retire	Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Year ended Dec. 31, 2013 (continued)	Cl 1	Serv	Serv	Serv Cl	Serv Cl

Operations

Investment income (loss) — net	$(924)	$(321)	$(1,033)	$(9,586)	$(14,401)
Net realized gain (loss) on sales of investments	55,825	1,705	4,333	55,587	90,771
Distributions from capital gains	—	—	15,559	71,209	52,434
Net change in unrealized appreciation or depreciation of investments	87,586	19,334	16,648	169,427	283,986

Net increase (decrease) in net assets resulting from operations	142,487	20,718	35,507	286,637	412,790

Contract transactions

Contract purchase payments	167	18	5	22	83,998
Net transfers(1)	85,204	(9,727)	6,934	30,109	44,604
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(120,946)	(9,955)	(11,693)	(76,132)	(218,126)
Death benefits	(2,913)	—	(13,885)	(42,446)	(16,091)

Increase (decrease) from contract transactions	(38,488)	(19,664)	(18,639)	(88,447)	(105,615)

Net assets at beginning of year	431,369	119,956	152,244	800,918	1,495,475

Net assets at end of year	$535,368	$121,010	$169,112	$999,108	$1,802,650

Accumulation unit activity

Units outstanding at beginning of year	259,730	109,981	124,793	358,407	1,553,239
Contract purchase payments	86	15	4	6	84,863
Net transfers(1)	44,397	(8,285)	4,621	10,036	56,833
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(62,570)	(8,531)	(8,969)	(30,612)	(191,374)
Death benefits	(1,453)	—	(11,434)	(19,028)	(11,951)

Units outstanding at end of year	240,190	93,180	109,015	318,809	1,491,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 264  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	MFS	MFS	MFS	MFS	MFS
	Inv Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Year ended Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

Operations

Investment income (loss) — net	$(6,236)	$(1,983)	$(16,893)	$(32,017)	$(15,751)
Net realized gain (loss) on sales of investments	120,361	13,698	52,160	147,644	76,792
Distributions from capital gains	—	—	9,282	20,035	3,056
Net change in unrealized appreciation or depreciation of investments	343,541	126,871	333,675	661,330	274,674

Net increase (decrease) in net assets resulting from operations	457,666	138,586	378,224	796,992	338,771

Contract transactions

Contract purchase payments	2,106	450	1,920	—	1,718
Net transfers(1)	8,111	(1,292)	14,612	(38,278)	109,337
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(313,294)	(33,400)	(150,427)	(479,899)	(197,667)
Death benefits	(33,346)	—	(10,155)	(43,382)	(20,822)

Increase (decrease) from contract transactions	(336,423)	(34,242)	(144,050)	(561,559)	(107,434)

Net assets at beginning of year	1,689,872	479,498	1,026,001	2,276,550	1,212,528

Net assets at end of year	$1,811,115	$583,842	$1,260,175	$2,511,983	$1,443,865

Accumulation unit activity

Units outstanding at beginning of year	1,471,563	405,670	632,019	1,534,883	1,148,192
Contract purchase payments	1,480	353	948	—	1,279
Net transfers(1)	5,979	(1,062)	3,481	(22,048)	84,748
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(240,328)	(26,932)	(74,091)	(273,418)	(174,460)
Death benefits	(26,984)	—	(4,416)	(19,100)	(16,663)

Units outstanding at end of year	1,211,710	378,029	557,941	1,220,317	1,043,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  265

Statements of Changes in Net Assets

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Year ended Dec. 31, 2013 (continued)	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

Operations

Investment income (loss) — net	$854	$71,999	$52,295	$17,325	$16,228
Net realized gain (loss) on sales of investments	3,898	692,333	229,243	130,205	57,470
Distributions from capital gains	—	—	108,877	54,235	—
Net change in unrealized appreciation or depreciation of investments	21,340	3,174,985	624,017	292,241	(57,419)

Net increase (decrease) in net assets resulting from operations	26,092	3,939,317	1,014,432	494,006	16,279

Contract transactions

Contract purchase payments	—	61,695	28,493	178	1,946
Net transfers(1)	(10)	192,393	64,359	(102,699)	(27,845)
Adjustments to net assets allocated to contracts in payment period	—	(5,305)	(2,029)	—	—
Contract terminations:
Surrender benefits and contract charges	(5,213)	(4,072,610)	(668,716)	(384,111)	(188,980)
Death benefits	(26,645)	(481,941)	(137,843)	(26,855)	(8,522)

Increase (decrease) from contract transactions	(31,868)	(4,305,768)	(715,736)	(513,487)	(223,401)

Net assets at beginning of year	171,077	24,911,454	5,620,155	2,834,148	943,301

Net assets at end of year	$165,301	$24,545,003	$5,918,851	$2,814,667	$736,179

Accumulation unit activity

Units outstanding at beginning of year	102,477	16,412,152	2,754,125	1,054,685	1,066,539
Contract purchase payments	—	33,839	13,359	55	1,161
Net transfers(1)	(5)	119,220	30,664	(39,256)	(27,096)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,858)	(2,454,270)	(288,765)	(118,084)	(209,446)
Death benefits	(15,475)	(303,788)	(58,298)	(9,868)	(9,225)

Units outstanding at end of year	84,139	13,807,153	2,451,085	887,532	821,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 266  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Year ended Dec. 31, 2013 (continued)	Cl II	Cl I	Cl II	VA	Serv

Operations

Investment income (loss) — net	$(3,885)	$(2,745)	$(19,663)	$(3,822)	$(267,506)
Net realized gain (loss) on sales of investments	1,839	15,034	78,084	36,795	2,518,926
Distributions from capital gains	5,096	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	77,900	(3,437)	(34,155)	179,402	4,817,669

Net increase (decrease) in net assets resulting from operations	80,950	8,852	24,266	212,375	7,069,089

Contract transactions

Contract purchase payments	487	195	3,710	162	67,833
Net transfers(1)	106,542	7,857	86,415	(19,390)	(1,638,765)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	1
Contract terminations:
Surrender benefits and contract charges	(3,021)	(125,919)	(437,248)	(130,057)	(6,182,173)
Death benefits	(1,130)	(3,275)	(60,564)	(36,218)	(470,638)

Increase (decrease) from contract transactions	102,878	(121,142)	(407,687)	(185,503)	(8,223,742)

Net assets at beginning of year	189,469	953,435	2,604,488	873,246	30,036,423

Net assets at end of year	$373,297	$841,145	$2,221,067	$900,118	$28,881,770

Accumulation unit activity

Units outstanding at beginning of year	163,196	373,203	1,367,211	537,196	24,127,816
Contract purchase payments	377	43	1,747	89	47,749
Net transfers(1)	78,770	830	44,645	(11,161)	(1,105,079)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,096)	(47,164)	(212,598)	(73,379)	(4,447,425)
Death benefits	(902)	(1,157)	(28,694)	(19,919)	(329,125)

Units outstanding at end of year	239,345	325,755	1,172,311	432,826	18,293,936

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  267

Statements of Changes in Net Assets

			Oppen	Oppen
	Oppen	Oppen	Global	Global	Oppen
	Global	Global VA,	Strategic Inc	Strategic Inc VA,	Main St
Year ended Dec. 31, 2013 (continued)	VA	Serv	VA	Srv	VA

Operations

Investment income (loss) — net	$(12)	$(15,379)	$7,052	$1,647,631	$(243)
Net realized gain (loss) on sales of investments	119	521,460	170	878,912	1,215
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,717	852,105	(10,154)	(3,556,228)	19,299

Net increase (decrease) in net assets resulting from operations	7,824	1,358,186	(2,932)	(1,029,685)	20,271

Contract transactions

Contract purchase payments	—	8,436	210	150,756	—
Net transfers(1)	—	(135,229)	278	5,003,965	(587)
Adjustments to net assets allocated to contracts in payment period	—	1	—	(3,237)	—
Contract terminations:
Surrender benefits and contract charges	(127)	(1,810,775)	(13,845)	(11,501,787)	(6,862)
Death benefits	—	(78,901)	(5,957)	(856,125)	—

Increase (decrease) from contract transactions	(127)	(2,016,468)	(19,314)	(7,206,428)	(7,449)

Net assets at beginning of year	30,727	6,292,577	208,427	59,045,693	73,993

Net assets at end of year	$38,424	$5,634,295	$186,181	$50,809,580	$86,815

Accumulation unit activity

Units outstanding at beginning of year	13,565	3,587,526	100,095	35,568,812	63,844
Contract purchase payments	—	4,579	102	90,017	—
Net transfers(1)	—	(68,122)	138	3,121,700	(480)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(53)	(892,352)	(6,643)	(6,863,107)	(5,717)
Death benefits	—	(41,703)	(2,899)	(522,844)	—

Units outstanding at end of year	13,512	2,589,928	90,793	31,394,578	57,647

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 268  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Oppen
	Main St Sm Cap	PIMCO	Put VT	Put VT	Put VT
	VA,	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,
Year ended Dec. 31, 2013 (continued)	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

Operations

Investment income (loss) — net	$(29,778)	$117,771	$22,842	$9,874	$1,389
Net realized gain (loss) on sales of investments	419,496	17,661	(18,465)	(5,140)	(5,324)
Distributions from capital gains	50,367	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	945,273	(205,732)	66,043	29,071	120,294

Net increase (decrease) in net assets resulting from operations	1,385,358	(70,300)	70,420	33,805	116,359

Contract transactions

Contract purchase payments	3,129	2,040	396	66	324
Net transfers(1)	68,640	29,948	(6,090)	(3)	(5,064)
Adjustments to net assets allocated to contracts in payment period	(2,204)	—	(902)	—	—
Contract terminations:
Surrender benefits and contract charges	(759,003)	(888,566)	(59,767)	(31,349)	(46,674)
Death benefits	(32,074)	(55,655)	(39,710)	(1,346)	(1,462)

Increase (decrease) from contract transactions	(721,512)	(912,233)	(106,073)	(32,632)	(52,876)

Net assets at beginning of year	3,869,044	5,056,267	1,120,498	552,891	406,447

Net assets at end of year	$4,532,890	$4,073,734	$1,084,845	$554,064	$469,930

Accumulation unit activity

Units outstanding at beginning of year	2,094,934	3,945,449	481,109	308,234	310,791
Contract purchase payments	1,561	1,133	165	36	225
Net transfers(1)	34,201	27,366	(2,528)	(1)	(3,380)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(342,418)	(699,679)	(25,033)	(17,004)	(31,103)
Death benefits	(16,940)	(43,181)	(16,500)	(720)	(1,046)

Units outstanding at end of year	1,771,338	3,231,088	437,213	290,545	275,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  269

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$(3,261)	$13,754	$13,112	$30,687	$15,312
Net realized gain (loss) on sales of investments	87,111	(23,578)	9,278	(9,280)	(2,808)
Distributions from capital gains	36,961	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	258,729	915,929	899,766	13,494	4,410

Net increase (decrease) in net assets resulting from operations	379,540	906,105	922,156	34,901	16,914

Contract transactions

Contract purchase payments	150	2,448	24,083	480	30
Net transfers(1)	16,389	84,000	(7,711)	19,657	(2,549)
Adjustments to net assets allocated to contracts in payment period	—	(686)	—	3,956	—
Contract terminations:
Surrender benefits and contract charges	(246,184)	(125,181)	(392,480)	(28,429)	(24,425)
Death benefits	(12,699)	(101,323)	(120,381)	(21,588)	(717)

Increase (decrease) from contract transactions	(242,344)	(140,742)	(496,489)	(25,924)	(27,661)

Net assets at beginning of year	1,027,134	2,732,359	2,917,068	549,254	280,826

Net assets at end of year	$1,164,330	$3,497,722	$3,342,735	$558,231	$270,079

Accumulation unit activity

Units outstanding at beginning of year	698,361	1,079,268	2,352,406	200,172	138,738
Contract purchase payments	—	838	16,544	170	14
Net transfers(1)	12,967	28,337	(3,316)	6,780	(1,190)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(140,689)	(42,709)	(276,918)	(10,090)	(11,768)
Death benefits	(8,236)	(35,517)	(82,642)	(7,593)	(336)

Units outstanding at end of year	562,403	1,030,217	2,006,074	189,439	125,458

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 270  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

Operations

Investment income (loss) — net	$1,796	$12,211	$(972)	$2	$(12,843)
Net realized gain (loss) on sales of investments	(171)	(158,210)	15,772	—	26,949
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,255)	2,059,749	63,965	31	551,197

Net increase (decrease) in net assets resulting from operations	370	1,913,750	78,765	33	565,303

Contract transactions

Contract purchase payments	—	17,680	10,638	—	2,680
Net transfers(1)	1,597	(118,479)	(110)	1	(3,554)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(38)
Contract terminations:
Surrender benefits and contract charges	(6,757)	(1,576,539)	(47,741)	—	(94,118)
Death benefits	—	(106,238)	(4,100)	—	(17,665)

Increase (decrease) from contract transactions	(5,160)	(1,783,576)	(41,313)	1	(112,695)

Net assets at beginning of year	73,195	8,176,364	403,788	167	1,686,904

Net assets at end of year	$68,405	$8,306,538	$441,240	$201	$2,139,512

Accumulation unit activity

Units outstanding at beginning of year	42,231	8,191,109	434,328	—	735,108
Contract purchase payments	—	20,102	10,332	—	1,031
Net transfers(1)	942	(102,085)	(121)	—	(1,386)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(3,630)	(1,368,454)	(46,508)	—	(36,396)
Death benefits	—	(104,121)	(3,635)	—	(6,925)

Units outstanding at end of year	39,543	6,636,551	394,396	—	691,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  271

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Year ended Dec. 31, 2013 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$(30,232)	$123	$(5,345)	$(1,162)	$(4,448)
Net realized gain (loss) on sales of investments	245,120	11,021	10,158	726	(24,917)
Distributions from capital gains	—	—	11,293	—	—
Net change in unrealized appreciation or depreciation of investments	860,566	21,544	212,868	106,349	314,813

Net increase (decrease) in net assets resulting from operations	1,075,454	32,688	228,974	105,913	285,448

Contract transactions

Contract purchase payments	45,003	—	271	144	18
Net transfers(1)	(167,719)	(3,091)	(48,336)	(3,054)	(92,925)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(67)	—
Contract terminations:
Surrender benefits and contract charges	(516,862)	(32,919)	(121,176)	(26,474)	(84,408)
Death benefits	(47,097)	—	(8,097)	(675)	(26,111)

Increase (decrease) from contract transactions	(686,675)	(36,010)	(177,338)	(30,126)	(203,426)

Net assets at beginning of year	3,438,332	124,451	703,328	269,099	804,087

Net assets at end of year	$3,827,111	$121,129	$754,964	$344,886	$886,109

Accumulation unit activity

Units outstanding at beginning of year	2,822,130	96,024	563,505	164,993	526,200
Contract purchase payments	31,221	—	127	80	10
Net transfers(1)	(115,741)	(2,035)	(32,754)	(1,653)	(54,042)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(369,409)	(23,457)	(82,437)	(14,225)	(48,256)
Death benefits	(34,375)	—	(5,907)	(368)	(14,765)

Units outstanding at end of year	2,333,826	70,532	442,534	148,827	409,147

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 272  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2013 (continued)	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(14,539)	$(5,151)	$13,797	$(470,836)	$(4,685,031)
Net realized gain (loss) on sales of investments	21,004	120,303	(23,486)	1,357,682	22,833,074
Distributions from capital gains	38,319	50,114	—	—	—
Net change in unrealized appreciation or depreciation of investments	203,485	113,501	140,565	5,501,630	35,470,819

Net increase (decrease) in net assets resulting from operations	248,269	278,767	130,876	6,388,476	53,618,862

Contract transactions

Contract purchase payments	212	8,791	170	12,169	153,983
Net transfers(1)	22,501	18,780	(68,240)	3,237,721	(22,897,267)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(103,159)	(206,145)	(149,413)	(1,678,144)	(41,713,671)
Death benefits	(6,737)	(78,135)	(30,768)	—	(2,038,899)

Increase (decrease) from contract transactions	(87,183)	(256,709)	(248,251)	1,571,746	(66,495,854)

Net assets at beginning of year	1,342,651	969,515	837,604	32,001,492	314,831,584

Net assets at end of year	$1,503,737	$991,573	$720,229	$39,961,714	$301,954,592

Accumulation unit activity

Units outstanding at beginning of year	447,492	300,576	361,839	26,631,599	263,289,195
Contract purchase payments	77	2,357	70	9,411	116,134
Net transfers(1)	7,486	4,936	(23,993)	2,553,261	(17,686,264)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(32,171)	(55,096)	(59,138)	(1,284,213)	(31,885,421)
Death benefits	(1,901)	(23,110)	(12,613)	—	(1,566,484)

Units outstanding at end of year	420,983	229,663	266,165	27,910,058	212,267,160

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  273

Statements of Changes in Net Assets

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(146,262)	$(740,106)	$(4,193,714)	$(5,134,951)	$(32,697,526)
Net realized gain (loss) on sales of investments	(84,273)	1,860,817	13,206,680	8,141,358	84,042,363
Distributions from capital gains	289,084	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(676,302)	(328,817)	(4,952,811)	32,023,589	146,785,719

Net increase (decrease) in net assets resulting from operations	(617,753)	791,894	4,060,155	35,029,996	198,130,556

Contract transactions

Contract purchase payments	1,394	9,507	695,728	1,171,014	1,685,165
Net transfers(1)	509,161	3,379,194	(21,541,001)	18,327,928	41,088,248
Adjustments to net assets allocated to contracts in payment period	(2,096)	—	—	—	74,795
Contract terminations:
Surrender benefits and contract charges	(1,704,704)	(16,648,242)	(53,833,783)	(17,731,623)	(267,715,091)
Death benefits	(142,490)	(302,039)	(4,829,033)	(1,097,483)	(27,633,678)

Increase (decrease) from contract transactions	(1,338,735)	(13,561,580)	(79,508,089)	669,836	(252,500,561)

Net assets at beginning of year	9,658,655	54,700,665	301,800,583	353,692,037	2,130,157,954

Net assets at end of year	$7,702,167	$41,930,979	$226,352,649	$389,391,869	$2,075,787,949

Accumulation unit activity

Units outstanding at beginning of year	7,432,693	48,873,077	270,169,033	299,830,796	1,812,140,311
Contract purchase payments	1,051	8,411	621,634	939,542	1,361,625
Net transfers(1)	414,809	3,020,470	(18,992,449)	14,914,243	34,714,998
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,357,074)	(14,740,533)	(47,840,875)	(14,284,260)	(217,000,068)
Death benefits	(112,067)	(264,589)	(4,297,666)	(884,692)	(22,382,567)

Units outstanding at end of year	6,379,412	36,896,836	199,659,677	300,515,629	1,608,834,299

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 274  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(2,893,092)	$(14,862,749)	$(1,248,766)	$(5,273,983)	$(613,319)
Net realized gain (loss) on sales of investments	7,564,701	62,325,120	3,627,192	15,845,697	4,104,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	23,809,848	83,468,864	2,503,387	7,896,731	6,889,287

Net increase (decrease) in net assets resulting from operations	28,481,457	130,931,235	4,881,813	18,468,445	10,380,886

Contract transactions

Contract purchase payments	85,504	1,107,290	238,031	227,253	78,176
Net transfers(1)	(5,926,832)	(56,771,622)	(14,102,924)	(20,800,323)	(4,826,839)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(6,479,734)	(128,493,256)	(6,119,126)	(42,189,459)	(8,255,303)
Death benefits	(316,315)	(10,065,780)	(743,611)	(5,113,518)	(460,486)

Increase (decrease) from contract transactions	(12,637,377)	(194,223,368)	(20,727,630)	(67,876,047)	(13,464,452)

Net assets at beginning of year	199,303,666	1,001,664,833	95,958,006	365,288,356	38,026,377

Net assets at end of year	$215,147,746	$938,372,700	$80,112,189	$315,880,754	$34,942,811

Accumulation unit activity

Units outstanding at beginning of year	167,017,710	841,713,621	83,495,080	318,241,506	22,664,076
Contract purchase payments	67,279	879,495	201,110	184,595	38,875
Net transfers(1)	(4,322,803)	(44,243,921)	(11,912,225)	(17,445,936)	(2,510,355)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(5,027,423)	(100,719,000)	(5,156,589)	(35,789,227)	(4,218,328)
Death benefits	(247,250)	(8,090,108)	(632,460)	(4,375,181)	(232,583)

Units outstanding at end of year	157,487,513	689,540,087	65,994,916	260,815,757	15,741,685

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  275

Statements of Changes in Net Assets

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Year ended Dec. 31, 2013 (continued)	Cl 3	Cl 3	Intl	USA	Cl 2

Operations

Investment income (loss) — net	$(75,863)	$(348)	$188,106	$(340,430)	$16,748
Net realized gain (loss) on sales of investments	510,531	114	880,971	1,618,037	305,021
Distributions from capital gains	—	—	1,480,277	1,954,079	—
Net change in unrealized appreciation or depreciation of investments	638,326	7,842	1,482,240	2,892,086	1,003,176

Net increase (decrease) in net assets resulting from operations	1,072,994	7,608	4,031,594	6,123,772	1,324,945

Contract transactions

Contract purchase payments	1,238	—	55,534	46,644	53,019
Net transfers(1)	(664,801)	(15)	(1,038,938)	(2,979,202)	(309,274)
Adjustments to net assets allocated to contracts in payment period	—	—	(209)	—	—
Contract terminations:
Surrender benefits and contract charges	(961,171)	(49)	(4,684,300)	(5,109,798)	(1,173,332)
Death benefits	(61,601)	—	(318,643)	(287,179)	(336,241)

Increase (decrease) from contract transactions	(1,686,335)	(64)	(5,986,556)	(8,329,535)	(1,765,828)

Net assets at beginning of year	4,749,676	22,325	22,880,095	23,387,792	8,091,506

Net assets at end of year	$4,136,335	$29,869	$20,925,133	$21,182,029	$7,650,623

Accumulation unit activity

Units outstanding at beginning of year	5,436,123	15,771	11,053,069	14,581,229	6,318,560
Contract purchase payments	475	—	23,136	25,362	37,978
Net transfers(1)	(675,196)	—	(438,401)	(1,634,141)	(219,976)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(955,066)	(26)	(2,078,762)	(2,727,501)	(841,983)
Death benefits	(59,136)	—	(142,463)	(155,810)	(238,391)

Units outstanding at end of year	3,747,200	15,745	8,416,579	10,089,139	5,056,188

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 276  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Operations

Investment income (loss) — net	$4,269	$75,129	$(47,994)	$(9,856)	$(524,396)
Net realized gain (loss) on sales of investments	(18,727)	(185,692)	617,870	52,980	4,194,078
Distributions from capital gains	18,123	569,076	—	90,755	3,138,706
Net change in unrealized appreciation or depreciation of investments	56,473	1,431,573	1,799,896	229,010	5,155,014

Net increase (decrease) in net assets resulting from operations	60,138	1,890,086	2,369,772	362,889	11,963,402

Contract transactions

Contract purchase payments	—	7,201	29,594	—	82,855
Net transfers(1)	(27,808)	(255,719)	(624,996)	(11,075)	(3,401,584)
Adjustments to net assets allocated to contracts in payment period	—	(1,295)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(25,162)	(2,151,747)	(1,801,385)	(84,229)	(7,818,876)
Death benefits	(25,555)	(142,895)	(145,498)	(14,833)	(448,188)

Increase (decrease) from contract transactions	(78,525)	(2,544,455)	(2,542,285)	(110,137)	(11,585,793)

Net assets at beginning of year	376,628	11,937,276	9,523,424	986,988	37,105,146

Net assets at end of year	$358,241	$11,282,907	$9,350,911	$1,239,740	$37,482,755

Accumulation unit activity

Units outstanding at beginning of year	261,939	7,902,022	7,446,161	834,115	19,101,101
Contract purchase payments	—	4,537	20,604	—	39,311
Net transfers(1)	(18,061)	(154,405)	(428,480)	(8,691)	(1,447,981)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(16,446)	(1,303,951)	(1,258,055)	(57,788)	(3,441,461)
Death benefits	(17,282)	(88,007)	(95,729)	(11,163)	(201,876)

Units outstanding at end of year	210,150	6,360,196	5,684,501	756,473	14,049,094

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  277

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Year ended Dec. 31, 2013 (continued)	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

Operations

Investment income (loss) — net	$(4,843)	$(103,778)	$(112,787)	$(5,988)	$(37,022)
Net realized gain (loss) on sales of investments	49,589	532,737	734,115	119,664	298,701
Distributions from capital gains	—	—	404,300	—	—
Net change in unrealized appreciation or depreciation of investments	104,496	1,841,543	1,940,491	128,683	415,980

Net increase (decrease) in net assets resulting from operations	149,242	2,270,502	2,966,119	242,359	677,659

Contract transactions

Contract purchase payments	—	6,672	4,308	—	5,873
Net transfers(1)	2,628	(333,540)	(770,602)	(50,697)	(96,450)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(152,727)	(1,286,881)	(1,575,589)	(289,250)	(866,978)
Death benefits	(35,079)	(76,435)	(101,109)	(59,618)	(17,011)

Increase (decrease) from contract transactions	(185,178)	(1,690,184)	(2,442,992)	(399,565)	(974,566)

Net assets at beginning of year	616,754	8,537,518	7,113,754	1,928,410	5,438,348

Net assets at end of year	$580,818	$9,117,836	$7,636,881	$1,771,204	$5,141,441

Accumulation unit activity

Units outstanding at beginning of year	514,453	7,153,619	8,351,145	1,523,931	4,335,637
Contract purchase payments	—	4,973	3,905	—	4,347
Net transfers(1)	2,003	(242,285)	(572,942)	(38,606)	(66,581)
Transfers for policy loans	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(114,294)	(937,736)	(1,465,863)	(208,095)	(641,628)
Death benefits	(27,519)	(54,078)	(96,539)	(45,158)	(12,355)

Units outstanding at end of year	374,643	5,924,493	6,219,706	1,232,072	3,619,420

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 278  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statement of Changes in Net Assets

WF Adv VT
Total
Return Bond,
Year ended Dec. 31, 2013 (continued)	Cl 2

Operations

Investment income (loss) — net	$(102,143)
Net realized gain (loss) on sales of investments	103,150
Distributions from capital gains	995,841
Net change in unrealized appreciation or depreciation of investments	(2,281,940)

Net increase (decrease) in net assets resulting from operations	(1,285,092)

Contract transactions

Contract purchase payments	36,388
Net transfers(1)	2,478,429
Adjustments to net assets allocated to contracts in payment period	—
Contract terminations:
Surrender benefits and contract charges	(6,245,305)
Death benefits	(561,134)

Increase (decrease) from contract transactions	(4,291,622)

Net assets at beginning of year	34,686,232

Net assets at end of year	$29,109,518

Accumulation unit activity

Units outstanding at beginning of year	22,065,034
Contract purchase payments	24,333
Net transfers(1)	1,658,930
Transfers for policy loans	—
Contract terminations:
Surrender benefits and contract charges	(4,051,487)
Death benefits	(358,907)

Units outstanding at end of year	19,337,903

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  279

Statements of Changes in Net Assets

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	AB VPS
	Strategy,	Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Year ended Dec. 31, 2012	Cl B	Cl B	Cl B	Cl B	Cl B

Operations

Investment income (loss) — net	$6,551	$(31,109)	$(1,320)	$43,230	$(145,852)
Net realized gain (loss) on sales of investments	10,218	(20,580)	(100,095)	8,591	(3,294,751)
Distributions from capital gains	—	—	—	48,371	—
Net change in unrealized appreciation or depreciation of investments	102,382	280,802	1,432,574	(35,520)	8,640,650

Net increase (decrease) in net assets resulting from operations	119,151	229,113	1,331,159	64,672	5,200,047

Contract transactions

Contract purchase payments	4,946	3,725	15,598	12,781	91,917
Net transfers(1)	(10,321)	(79,703)	(403,521)	27,207	1,188,014
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,141)
Contract terminations:
Surrender benefits and contract charges	(53,228)	(365,004)	(1,854,697)	(90,472)	(7,713,509)
Death benefits	(66,570)	(86,637)	(288,155)	(22,839)	(721,417)

Increase (decrease) from contract transactions	(125,173)	(527,619)	(2,530,775)	(73,323)	(7,158,136)

Net assets at beginning of year	1,047,609	2,198,079	9,340,859	1,553,479	43,028,919

Net assets at end of year	$1,041,587	$1,899,573	$8,141,243	$1,544,828	$41,070,830

Accumulation unit activity

Units outstanding at beginning of year	995,550	4,296,039	8,422,372	971,582	46,268,260
Contract purchase payments	4,169	8,231	12,085	7,736	96,084
Net transfers(1)	(9,127)	(137,435)	(365,124)	16,528	1,596,949
Contract terminations:
Surrender benefits and contract charges	(47,222)	(564,533)	(1,510,069)	(56,079)	(7,876,975)
Death benefits	(59,243)	(195,749)	(238,029)	(13,961)	(752,384)

Units outstanding at end of year	884,127	3,406,553	6,321,235	925,806	39,331,934

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 280  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Cl B	Cl I	Cl II	Cl II	Cl II

Operations

Investment income (loss) — net	$(53,656)	$2,838	$475,764	$(77)	$424
Net realized gain (loss) on sales of investments	186,115	(3,074)	1,943,001	(99)	103
Distributions from capital gains	—	—	1,608,491	—	7,785
Net change in unrealized appreciation or depreciation of investments	449,159	53,773	(286,837)	1,801	11,159

Net increase (decrease) in net assets resulting from operations	581,618	53,537	3,740,419	1,625	19,471

Contract transactions

Contract purchase payments	3,248	24	138,215	—	—
Net transfers(1)	(389,559)	(632)	2,155,379	(5)	(8)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(600,497)	(55,956)	(12,272,533)	(9,349)	(453)
Death benefits	(86,878)	(8,647)	(1,216,083)	—	—

Increase (decrease) from contract transactions	(1,073,686)	(65,211)	(11,195,022)	(9,354)	(461)

Net assets at beginning of year	4,077,597	432,808	68,800,137	11,973	135,394

Net assets at end of year	$3,585,529	$421,134	$61,345,534	$4,244	$154,404

Accumulation unit activity

Units outstanding at beginning of year	6,227,651	327,548	51,035,902	8,586	137,576
Contract purchase payments	4,742	17	97,573	—	—
Net transfers(1)	(495,915)	(448)	1,608,956	5	—
Contract terminations:
Surrender benefits and contract charges	(854,949)	(39,437)	(8,762,429)	(6,835)	(447)
Death benefits	(85,954)	(5,991)	(868,950)	—	—

Units outstanding at end of year	4,795,575	281,689	43,111,052	1,756	137,129

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  281

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	CB Var Sm	Col VP Asset
	Ultra,	Val,	Val,	Cap Gro,	Alloc,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl I	Cl II	Cl I	Cl 1

Operations

Investment income (loss) — net	$(455,543)	$2,697	$885	$(2,355)	$644
Net realized gain (loss) on sales of investments	678,977	(5,706)	21,414	14,375	390
Distributions from capital gains	—	—	—	8,500	—
Net change in unrealized appreciation or depreciation of investments	3,021,079	67,689	39,520	15,966	6,351

Net increase (decrease) in net assets resulting from operations	3,244,513	64,680	61,819	36,486	7,385

Contract transactions

Contract purchase payments	22,965	24	271	75	145
Net transfers(1)	(865,814)	(546)	(40,393)	20,884	495
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(4,708,855)	(47,727)	(176,092)	(82,147)	(5,864)
Death benefits	(285,876)	(23,468)	—	—	(525)

Increase (decrease) from contract transactions	(5,837,580)	(71,717)	(216,214)	(61,188)	(5,749)

Net assets at beginning of year	27,619,359	536,039	569,528	227,867	65,082

Net assets at end of year	$25,026,292	$529,002	$415,133	$203,165	$66,718

Accumulation unit activity

Units outstanding at beginning of year	26,783,867	282,849	496,219	218,723	41,859
Contract purchase payments	19,615	12	156	—	87
Net transfers(1)	(739,368)	(268)	(33,266)	17,440	291
Contract terminations:
Surrender benefits and contract charges	(4,105,661)	(23,750)	(144,993)	(71,491)	(3,489)
Death benefits	(254,059)	(11,771)	—	—	(312)

Units outstanding at end of year	21,704,394	247,072	318,116	164,672	38,436

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 282  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(52,650)	$(555,791)	$753,700	$(1,174,901)	$(362,511)
Net realized gain (loss) on sales of investments	59,109	2,690	505,927	1,236,985	571,344
Distributions from capital gains	—	—	844,999	—	645,675
Net change in unrealized appreciation or depreciation of investments	437,427	(2,691)	(195,492)	8,467,470	4,040,928

Net increase (decrease) in net assets resulting from operations	443,886	(555,792)	1,909,134	8,529,554	4,895,436

Contract transactions

Contract purchase payments	4,552	42,225	149,503	110,936	43,471
Net transfers(1)	43,027	5,532,453	31,591	(3,665,731)	(1,089,004)
Adjustments to net assets allocated to contracts in payment period	(725)	(5,525)	(935)	(2,102)	—
Contract terminations:
Surrender benefits and contract charges	(550,113)	(13,856,408)	(5,402,765)	(12,159,382)	(4,890,965)
Death benefits	(27,909)	(2,078,794)	(420,034)	(970,114)	(481,590)

Increase (decrease) from contract transactions	(531,168)	(10,366,049)	(5,642,640)	(16,686,393)	(6,418,088)

Net assets at beginning of year	3,541,351	43,385,081	34,811,753	74,780,887	28,432,259

Net assets at end of year	$3,454,069	$32,463,240	$31,078,247	$66,624,048	$26,909,607

Accumulation unit activity

Units outstanding at beginning of year	2,571,614	40,935,448	24,708,237	51,668,355	14,460,735
Contract purchase payments	3,425	38,362	93,430	70,236	18,956
Net transfers(1)	49,690	5,233,300	(29,672)	(2,358,516)	(420,854)
Contract terminations:
Surrender benefits and contract charges	(407,290)	(13,148,986)	(3,792,184)	(7,633,855)	(2,266,078)
Death benefits	(12,004)	(2,026,709)	(269,912)	(609,260)	(226,895)

Units outstanding at end of year	2,205,435	31,031,415	20,709,899	41,136,960	11,565,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  283

Statements of Changes in Net Assets

	Col VP			Col VP	Col VP
	Hi Yield	Col VP	Col VP	Lg Cap	Lg Cap
	Bond,	Inc Opp,	Intl Opp,	Gro,	Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 1	Cl 3

Operations

Investment income (loss) — net	$983,787	$281,229	$389	$(3,383)	$(21,933)
Net realized gain (loss) on sales of investments	458,943	79,735	(28,425)	705	37,835
Distributions from capital gains	—	118,339	—	—	—
Net change in unrealized appreciation or depreciation of investments	974,465	238,800	126,518	50,240	208,318

Net increase (decrease) in net assets resulting from operations	2,417,195	718,103	98,482	47,562	224,220

Contract transactions

Contract purchase payments	66,379	11,733	282	—	30
Net transfers(1)	(1,410,771)	(706,683)	(20,260)	(2,594)	277,809
Adjustments to net assets allocated to contracts in payment period	—	—	(359)	—	—
Contract terminations:
Surrender benefits and contract charges	(3,064,172)	(1,028,505)	(179,564)	(25,070)	(216,121)
Death benefits	(344,080)	(41,824)	(17,319)	—	(57,072)

Increase (decrease) from contract transactions	(4,752,644)	(1,765,279)	(217,220)	(27,664)	4,646

Net assets at beginning of year	20,192,201	6,407,229	710,191	257,866	1,144,532

Net assets at end of year	$17,856,752	$5,360,053	$591,453	$277,764	$1,373,398

Accumulation unit activity

Units outstanding at beginning of year	12,380,727	4,206,198	513,381	292,146	1,381,852
Contract purchase payments	37,083	6,751	187	—	59
Net transfers(1)	(830,270)	(430,104)	(13,388)	(2,509)	455,722
Contract terminations:
Surrender benefits and contract charges	(1,770,513)	(635,636)	(117,651)	(24,826)	(236,344)
Death benefits	(196,731)	(25,755)	(11,720)	—	(45,745)

Units outstanding at end of year	9,620,296	3,121,454	370,809	264,811	1,555,544

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 284  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Core	Marsico	Marsico	Mid Cap	Mid Cap
	Quan,	Gro,	Intl Opp,	Gro Opp,	Val Opp,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(663,596)	$(65,240)	$(1,726)	$(58,952)	$(19,086)
Net realized gain (loss) on sales of investments	1,254,104	469,047	1,669	164,077	16,025
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,463,090	304,810	37,554	262,785	162,417

Net increase (decrease) in net assets resulting from operations	5,053,598	708,617	37,497	367,910	159,356

Contract transactions

Contract purchase payments	77,126	27,412	75	3,685	—
Net transfers(1)	(1,941,468)	(766,966)	(33,523)	(18,454)	4,953
Adjustments to net assets allocated to contracts in payment period	(411)	—	—	(307)	—
Contract terminations:
Surrender benefits and contract charges	(8,101,097)	(1,038,405)	(16,913)	(627,532)	(151,889)
Death benefits	(926,274)	(41,416)	—	(69,612)	(7,946)

Increase (decrease) from contract transactions	(10,892,124)	(1,819,375)	(50,361)	(712,220)	(154,882)

Net assets at beginning of year	43,637,038	6,781,904	267,308	3,852,727	1,025,299

Net assets at end of year	$37,798,512	$5,671,146	$254,444	$3,508,417	$1,029,773

Accumulation unit activity

Units outstanding at beginning of year	48,467,087	7,127,032	368,521	2,823,175	1,274,679
Contract purchase payments	75,897	26,464	—	2,556	—
Net transfers(1)	(1,829,397)	(721,354)	(44,964)	(6,651)	6,019
Contract terminations:
Surrender benefits and contract charges	(8,322,147)	(997,161)	(21,265)	(420,792)	(172,759)
Death benefits	(901,280)	(41,015)	—	(46,065)	(8,796)

Units outstanding at end of year	37,490,160	5,393,966	302,292	2,352,223	1,099,143

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  285

Statements of Changes in Net Assets

		Col VP	Col VP	Col VP
	Col VP	Select Lg	Select Sm	Sm Cap	Col VP
	S&P 500,	Cap Val,	Cap Val,	Val,	Sm Co Gro,
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 3	Cl 3	Cl 2	Cl 1

Operations

Investment income (loss) — net	$(134,974)	$(2,001)	$(19,863)	$(61,718)	$(1,020)
Net realized gain (loss) on sales of investments	490,841	(62)	33	24,531	2,655
Distributions from capital gains	—	—	—	201,425	—
Net change in unrealized appreciation or depreciation of investments	959,608	13,827	226,468	252,143	6,397

Net increase (decrease) in net assets resulting from operations	1,315,475	11,764	206,638	416,381	8,032

Contract transactions

Contract purchase payments	3,360	—	1,625	16,603	—
Net transfers(1)	(139,863)	50,742	(122,436)	(548,969)	1,667
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,501,908)	(10,981)	(160,783)	(615,179)	(4,965)
Death benefits	(115,651)	—	(34,433)	(27,197)	—

Increase (decrease) from contract transactions	(1,754,062)	39,761	(316,027)	(1,174,742)	(3,298)

Net assets at beginning of year	9,832,758	74,997	1,456,737	4,857,173	75,079

Net assets at end of year	$9,394,171	$126,522	$1,347,348	$4,098,812	$79,813

Accumulation unit activity

Units outstanding at beginning of year	9,339,442	67,122	1,150,126	3,792,732	41,997
Contract purchase payments	3,050	—	1,144	11,014	—
Net transfers(1)	(131,878)	40,654	(94,469)	(395,972)	895
Contract terminations:
Surrender benefits and contract charges	(1,315,905)	(9,002)	(115,469)	(464,476)	(2,531)
Death benefits	(112,750)	—	(25,801)	(19,905)	—

Units outstanding at end of year	7,781,959	98,774	915,531	2,923,393	40,361

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 286  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Col VP	Col VP
	US Govt	US Govt	CS	Drey IP	Drey IP
	Mtge,	Mtge,	Commodity	MidCap Stock,	Tech Gro,
Year ended Dec. 31, 2012 (continued)	Cl 1	Cl 3	Return	Serv	Serv

Operations

Investment income (loss) — net	$(1,048)	$(132,060)	$(10,046)	$(1,070)	$(171,736)
Net realized gain (loss) on sales of investments	1,828	131,984	(13,126)	592	889,516
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,795	23,873	1,399	13,486	679,755

Net increase (decrease) in net assets resulting from operations	2,575	23,797	(21,773)	13,008	1,397,535

Contract transactions

Contract purchase payments	—	56,356	75	—	7,921
Net transfers(1)	(14,913)	1,784,145	13,927	(792)	115,119
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(102,065)	(4,158,936)	(32,958)	(14,804)	(1,806,669)
Death benefits	(2,512)	(449,611)	(46,839)	—	(131,514)

Increase (decrease) from contract transactions	(119,490)	(2,768,046)	(65,795)	(15,596)	(1,815,143)

Net assets at beginning of year	653,250	23,424,813	614,769	79,087	10,146,209

Net assets at end of year	$536,335	$20,680,564	$527,201	$76,499	$9,728,601

Accumulation unit activity

Units outstanding at beginning of year	658,253	19,926,670	739,112	62,453	8,168,985
Contract purchase payments	—	49,890	—	—	5,496
Net transfers(1)	(15,011)	1,662,556	16,656	(613)	124,495
Contract terminations:
Surrender benefits and contract charges	(102,564)	(3,524,384)	(40,053)	(10,732)	(1,294,171)
Death benefits	(2,525)	(380,555)	(57,615)	—	(96,038)

Units outstanding at end of year	538,153	17,734,177	658,100	51,108	6,908,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  287

Statements of Changes in Net Assets

	Drey Soc	Drey VIF	Drey VIF	Drey VIF	EV VT
	Resp Gro,	Appr,	Intl Eq,	Intl Val,	Floating-Rate
Year ended Dec. 31, 2012 (continued)	Init	Serv	Serv	Serv	Inc

Operations

Investment income (loss) — net	$(4,041)	$9,979	$(1,757)	$1,049	$119,812
Net realized gain (loss) on sales of investments	7,135	27,463	(510)	(12,382)	24,957
Distributions from capital gains	—	—	—	—	60,060
Net change in unrealized appreciation or depreciation of investments	70,106	14,349	26,736	25,114	55,968

Net increase (decrease) in net assets resulting from operations	73,200	51,791	24,469	13,781	260,797

Contract transactions

Contract purchase payments	—	175	25	175	12,250
Net transfers(1)	(25,255)	(26,867)	1,467	7,451	(218,723)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(106,475)	(129,675)	(11,278)	(16,999)	(687,517)
Death benefits	(35,558)	—	—	—	(32,590)

Increase (decrease) from contract transactions	(167,288)	(156,367)	(9,786)	(9,373)	(926,580)

Net assets at beginning of year	730,181	623,659	120,203	135,091	5,100,469

Net assets at end of year	$636,093	$519,083	$134,886	$139,499	$4,434,686

Accumulation unit activity

Units outstanding at beginning of year	1,010,592	487,532	172,045	137,228	4,720,316
Contract purchase payments	—	—	—	—	10,936
Net transfers(1)	(28,292)	(18,772)	1,747	6,873	(196,821)
Contract terminations:
Surrender benefits and contract charges	(136,255)	(93,741)	(14,367)	(15,474)	(617,731)
Death benefits	(45,086)	—	—	—	(29,091)

Units outstanding at end of year	800,959	375,019	159,425	128,627	3,887,609

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 288  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Bal,	Bal,	Contrafund,	Contrafund,	Dyn Appr,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl 2

Operations

Investment income (loss) — net	$682	$35	$(6,311)	$(675,971)	$(4,895)
Net realized gain (loss) on sales of investments	3,096	250	68,327	(921,745)	67,845
Distributions from capital gains	11,194	3,110	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,616	4,224	540,388	18,085,292	38,850

Net increase (decrease) in net assets resulting from operations	28,588	7,619	602,404	16,487,576	101,800

Contract transactions

Contract purchase payments	—	—	2,519	232,831	—
Net transfers(1)	1,291	2,940	(186,011)	(5,728,513)	(48,001)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(13,193)	—
Contract terminations:
Surrender benefits and contract charges	(20,327)	(522)	(847,316)	(22,143,120)	(135,119)
Death benefits	(559)	—	(89,414)	(1,832,865)	(9,958)

Increase (decrease) from contract transactions	(19,595)	2,418	(1,120,222)	(29,484,860)	(193,078)

Net assets at beginning of year	218,628	57,194	4,335,574	122,227,563	532,669

Net assets at end of year	$227,621	$67,231	$3,817,756	$109,230,279	$441,391

Accumulation unit activity

Units outstanding at beginning of year	176,682	44,478	3,197,177	80,869,549	410,945
Contract purchase payments	—	—	1,624	141,107	—
Net transfers(1)	965	2,088	(123,886)	(3,454,439)	(33,970)
Contract terminations:
Surrender benefits and contract charges	(15,183)	(360)	(565,854)	(13,127,432)	(88,788)
Death benefits	(407)	—	(59,436)	(1,080,396)	(6,755)

Units outstanding at end of year	162,057	46,206	2,449,625	63,348,389	281,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  289

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Gro,	Gro,	Hi Inc,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$11,572	$123	$(892)	$(25,508)	$64,144
Net realized gain (loss) on sales of investments	30,110	1,223	1,003	105,911	4,930
Distributions from capital gains	1,010	23	—	—	—
Net change in unrealized appreciation or depreciation of investments	296,944	7,266	15,649	229,483	123,041

Net increase (decrease) in net assets resulting from operations	339,636	8,635	15,760	309,886	192,115

Contract transactions

Contract purchase payments	2,646	—	—	1,713	210
Net transfers(1)	(162,241)	(33)	5,311	3,849	26,384
Adjustments to net assets allocated to contracts in payment period	—	—	—	(8,714)	—
Contract terminations:
Surrender benefits and contract charges	(201,064)	(19,006)	(14,089)	(345,629)	(373,556)
Death benefits	(56,980)	—	—	(34,271)	(6,563)

Increase (decrease) from contract transactions	(417,639)	(19,039)	(8,778)	(383,052)	(353,525)

Net assets at beginning of year	2,173,874	59,430	118,260	2,480,508	1,659,914

Net assets at end of year	$2,095,871	$49,026	$125,242	$2,407,342	$1,498,504

Accumulation unit activity

Units outstanding at beginning of year	2,194,339	53,509	139,167	2,202,433	1,222,466
Contract purchase payments	2,402	—	—	1,398	147
Net transfers(1)	(149,708)	(26)	5,604	2,280	18,250
Contract terminations:
Surrender benefits and contract charges	(181,169)	(15,663)	(14,758)	(275,586)	(258,422)
Death benefits	(52,042)	—	—	(28,093)	(4,183)

Units outstanding at end of year	1,813,822	37,820	130,013	1,902,432	978,258

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 290  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$28,816	$120,800	$(82,472)	$(382,585)	$1,918
Net realized gain (loss) on sales of investments	(3,068)	519,676	634,203	1,232,955	(5,040)
Distributions from capital gains	—	1,031,022	670,783	2,458,170	1,952
Net change in unrealized appreciation or depreciation of investments	68,473	(150,168)	(21,470)	876,734	97,534

Net increase (decrease) in net assets resulting from operations	94,221	1,521,330	1,201,044	4,185,274	96,364

Contract transactions

Contract purchase payments	—	139,768	6,398	79,359	1,595
Net transfers(1)	51,983	1,168,726	(453,592)	(949,207)	(2,007)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(141)
Contract terminations:
Surrender benefits and contract charges	(279,743)	(6,281,297)	(1,737,155)	(6,629,609)	(19,903)
Death benefits	—	(620,205)	(322,223)	(636,331)	(751)

Increase (decrease) from contract transactions	(227,760)	(5,593,008)	(2,506,572)	(8,135,788)	(21,207)

Net assets at beginning of year	852,824	40,830,192	9,801,208	34,691,731	526,069

Net assets at end of year	$719,285	$36,758,514	$8,495,680	$30,741,217	$601,226

Accumulation unit activity

Units outstanding at beginning of year	510,191	31,423,382	3,913,708	17,912,484	624,899
Contract purchase payments	—	103,188	2,440	38,298	1,855
Net transfers(1)	28,585	895,391	(171,975)	(429,830)	(2,866)
Contract terminations:
Surrender benefits and contract charges	(154,226)	(4,695,491)	(641,891)	(3,098,058)	(23,350)
Death benefits	—	(464,496)	(102,478)	(294,556)	(914)

Units outstanding at end of year	384,550	27,261,974	2,999,804	14,128,338	599,624

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  291

Statements of Changes in Net Assets

		FTVIPT Frank
	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank	FTVIPT Frank
	Overseas,	Real Est,	Inc,	Rising Divd,	Sm Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(9,221)	$(59,906)	$922,996	$(1,356)	$(26,833)
Net realized gain (loss) on sales of investments	(455,877)	(444,280)	63,669	20,233	152,398
Distributions from capital gains	49,366	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,141,865	1,429,419	939,227	55,975	612,209

Net increase (decrease) in net assets resulting from operations	2,726,133	925,233	1,925,892	74,852	737,774

Contract transactions

Contract purchase payments	14,968	2,790	14,438	9	54,220
Net transfers(1)	(431,837)	(156,564)	(44,353)	17,231	(48,000)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,928,337)	(785,764)	(3,686,612)	(66,523)	(752,646)
Death benefits	(360,816)	(62,048)	(241,308)	—	(29,019)

Increase (decrease) from contract transactions	(3,706,022)	(1,001,586)	(3,957,835)	(49,283)	(775,445)

Net assets at beginning of year	15,891,187	4,048,797	19,253,643	792,747	4,870,372

Net assets at end of year	$14,911,298	$3,972,444	$17,221,700	$818,316	$4,832,701

Accumulation unit activity

Units outstanding at beginning of year	13,331,050	2,509,295	11,781,324	635,843	2,820,701
Contract purchase payments	12,372	1,335	8,705	8	31,617
Net transfers(1)	(266,417)	(90,599)	(43,670)	10,843	(25,059)
Contract terminations:
Surrender benefits and contract charges	(2,244,521)	(426,617)	(2,130,678)	(50,491)	(425,458)
Death benefits	(274,700)	(34,912)	(135,309)	—	(15,559)

Units outstanding at end of year	10,557,784	1,958,502	9,480,372	596,203	2,386,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 292  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	FTVIPT Frank	FTVIPT Frank	FTVIPT		FTVIPT
	Sm Mid	Mutual	Temp Dev	FTVIPT	Temp Global
	Cap Gro,	Shares,	Mkts,	Temp Foreign,	Bond,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(113,930)	$278,008	$(237)	$158,131	$1,752,061
Net realized gain (loss) on sales of investments	359,366	612,378	(27,734)	(58,839)	1,216,788
Distributions from capital gains	622,735	—	—	—	59,218
Net change in unrealized appreciation or depreciation of investments	(51,983)	4,449,726	90,814	1,323,385	1,460,941

Net increase (decrease) in net assets resulting from operations	816,188	5,340,112	62,843	1,422,677	4,489,008

Contract transactions

Contract purchase payments	21,027	97,787	1,262	46,979	72,925
Net transfers(1)	(340,519)	(1,100,946)	(186,156)	(508,251)	(947,905)
Adjustments to net assets allocated to contracts in payment period	(9,317)	(13,464)	—	—	(2,846)
Contract terminations:
Surrender benefits and contract charges	(1,706,074)	(8,097,051)	(61,103)	(1,671,818)	(6,552,684)
Death benefits	(196,485)	(644,731)	(40,949)	(156,918)	(604,973)

Increase (decrease) from contract transactions	(2,231,368)	(9,758,405)	(286,946)	(2,290,008)	(8,035,483)

Net assets at beginning of year	8,943,576	45,804,581	632,195	9,956,819	37,436,824

Net assets at end of year	$7,528,396	$41,386,288	$408,092	$9,089,488	$33,890,349

Accumulation unit activity

Units outstanding at beginning of year	10,483,223	30,381,717	279,528	7,748,993	20,971,913
Contract purchase payments	29,071	60,060	520	36,574	37,319
Net transfers(1)	(444,077)	(693,845)	(75,543)	(435,026)	(476,288)
Contract terminations:
Surrender benefits and contract charges	(1,807,958)	(4,971,950)	(25,953)	(1,241,851)	(3,435,605)
Death benefits	(255,332)	(403,566)	(16,848)	(109,428)	(318,105)

Units outstanding at end of year	8,004,927	24,372,416	161,704	5,999,262	16,779,234

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  293

Statements of Changes in Net Assets

			GS VIT	GS VIT	GS VIT
	FTVIPT	GS VIT	Strategic	Strategic	U.S. Eq
	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,	Insights,
Year ended Dec. 31, 2012 (continued)	Cl 2	Inst	Inst	Inst	Inst

Operations

Investment income (loss) — net	$14,961	$(205,727)	$(2,827)	$395	$4,460
Net realized gain (loss) on sales of investments	(83,626)	319,536	17,813	(5,730)	32,950
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	575,607	5,556,153	37,309	26,314	287,612

Net increase (decrease) in net assets resulting from operations	506,942	5,669,962	52,295	20,979	325,022

Contract transactions

Contract purchase payments	81	47,222	192	3	138
Net transfers(1)	(53,549)	(2,424,003)	(26,110)	(5,795)	(342,425)
Adjustments to net assets allocated to contracts in payment period	—	(1,190)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(191,636)	(6,621,218)	(44,925)	(21,426)	(252,892)
Death benefits	(13,765)	(688,280)	—	—	(72,043)

Increase (decrease) from contract transactions	(258,869)	(9,687,469)	(70,843)	(27,218)	(667,222)

Net assets at beginning of year	2,867,377	37,699,210	306,949	118,077	2,692,682

Net assets at end of year	$3,115,450	$33,681,703	$288,401	$111,838	$2,350,482

Accumulation unit activity

Units outstanding at beginning of year	2,963,654	20,851,066	380,757	171,479	3,149,395
Contract purchase payments	99	25,896	188	3	135
Net transfers(1)	(55,844)	(1,199,782)	(28,563)	(7,475)	(356,001)
Contract terminations:
Surrender benefits and contract charges	(183,698)	(3,251,157)	(50,560)	(28,487)	(273,592)
Death benefits	(11,909)	(306,686)	—	—	(77,058)

Units outstanding at end of year	2,712,302	16,119,337	301,822	135,520	2,442,879

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 294  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Invesco	Invesco
	Am Fran,	Am Fran,	Comstock,	VI Core Eq,	VI Core Eq,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser II	Ser I	Ser II

Operations

Investment income (loss) — net	$(36,472)	$(11,154)	$(219,864)	$(50,721)	$(627)
Net realized gain (loss) on sales of investments	(36,451)	(6,742)	856,084	403,354	12,207
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(90,429)	(25,704)	15,671,976	960,210	4,212

Net increase (decrease) in net assets resulting from operations	(163,352)	(43,600)	16,308,196	1,312,843	15,792

Contract transactions

Contract purchase payments	3,584	750	168,638	17,902	250
Net transfers(1)	4,325,985	1,150,443	(8,052,029)	(702,520)	(20,950)
Adjustments to net assets allocated to contracts in payment period	2,026	—	(6,779)	—	—
Contract terminations:
Surrender benefits and contract charges	(376,493)	(116,260)	(18,419,150)	(1,613,158)	(67,679)
Death benefits	(138,239)	(3,610)	(1,590,223)	(438,607)	—

Increase (decrease) from contract transactions	3,816,863	1,031,323	(27,899,543)	(2,736,383)	(88,379)

Net assets at beginning of year	—	—	105,831,026	11,473,211	162,096

Net assets at end of year	$3,653,511	$987,723	$94,239,679	$10,049,671	$89,509

Accumulation unit activity

Units outstanding at beginning of year	—	—	82,436,211	9,875,133	152,513
Contract purchase payments	3,918	—	128,845	12,357	—
Net transfers(1)	4,317,396	1,152,017	(5,672,921)	(603,224)	(18,698)
Contract terminations:
Surrender benefits and contract charges	(395,155)	(122,588)	(12,840,509)	(1,311,687)	(59,167)
Death benefits	(144,556)	(3,894)	(1,093,818)	(350,164)	—

Units outstanding at end of year	3,781,603	1,025,535	62,957,808	7,622,415	74,648

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  295

Statements of Changes in Net Assets

					Invesco VI
	Invesco VI	Invesco VI	Invesco VI	Invesco	Mid Cap
	Global Hlth,	Gro & Inc,	Intl Gro,	VI Intl Gro,	Core Eq,
Year ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser II	Ser II

Operations

Investment income (loss) — net	$(3,143)	$(989)	$220	$(18,758)	$(54,585)
Net realized gain (loss) on sales of investments	8,862	32,526	33,644	142,976	24,332
Distributions from capital gains	—	—	—	—	27,358
Net change in unrealized appreciation or depreciation of investments	27,881	178,814	95,886	388,671	289,078

Net increase (decrease) in net assets resulting from operations	33,600	210,351	129,750	512,889	286,183

Contract transactions

Contract purchase payments	100	300	426	9,203	4,607
Net transfers(1)	36,109	27,492	(40,170)	(536,386)	(17,238)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(33,913)	(244,975)	(67,546)	(588,514)	(673,755)
Death benefits	(9,916)	(63,849)	(24,464)	(25,204)	(48,021)

Increase (decrease) from contract transactions	(7,620)	(281,032)	(131,754)	(1,140,901)	(734,407)

Net assets at beginning of year	165,408	1,723,485	998,454	4,309,137	3,389,980

Net assets at end of year	$191,388	$1,652,804	$996,450	$3,681,125	$2,941,756

Accumulation unit activity

Units outstanding at beginning of year	171,187	1,162,471	595,444	5,269,362	2,764,085
Contract purchase payments	—	194	239	10,620	3,220
Net transfers(1)	35,053	18,296	(22,562)	(598,986)	(8,226)
Contract terminations:
Surrender benefits and contract charges	(30,411)	(154,903)	(37,473)	(683,856)	(515,174)
Death benefits	(9,023)	(38,167)	(14,035)	(29,370)	(36,719)

Units outstanding at end of year	166,806	987,891	521,613	3,967,770	2,207,186

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 296  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,	Enterprise,
Period ended Dec. 31, 2012 (continued)	Ser I(2)	Ser II(2)	Ser II	Inst	Serv

Operations

Investment income (loss) — net	$(4,381)	$(9,993)	$(69,006)	$34,121	$(10,633)
Net realized gain (loss) on sales of investments	(5,265)	(13,456)	(814,187)	33,742	25,794
Distributions from capital gains	134	335	—	176,481	—
Net change in unrealized appreciation or depreciation of investments	(5,588)	(17,245)	3,579,473	38,060	86,425

Net increase (decrease) in net assets resulting from operations	(15,100)	(40,359)	2,696,280	282,404	101,586

Contract transactions

Contract purchase payments	97	600	25,529	810	4,342
Net transfers(1)	513,886	1,246,860	(1,193,652)	(35,977)	(24,766)
Adjustments to net assets allocated to contracts in payment period	—	—	(6,751)	—	—
Contract terminations:
Surrender benefits and contract charges	(66,050)	(131,068)	(3,220,478)	(208,495)	(67,811)
Death benefits	(6,074)	(14,657)	(279,128)	(31,496)	(6,608)

Increase (decrease) from contract transactions	441,859	1,101,735	(4,674,480)	(275,158)	(94,843)

Net assets at beginning of year	—	—	18,392,309	2,430,385	705,632

Net assets at end of year	$426,759	$1,061,376	$16,414,109	$2,437,631	$712,375

Accumulation unit activity

Units outstanding at beginning of year	—	—	19,538,870	1,022,860	1,173,000
Contract purchase payments	104	—	24,400	314	6,222
Net transfers(1)	515,413	1,245,618	(1,142,641)	(14,036)	(40,146)
Contract terminations:
Surrender benefits and contract charges	(70,387)	(140,185)	(3,057,605)	(81,141)	(105,699)
Death benefits	(6,559)	(15,901)	(270,538)	(12,303)	(9,791)

Units outstanding at end of year	438,571	1,089,532	15,092,486	915,694	1,023,586

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  297

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	JPM Ins
	Gbl Res,	Global Tech,	Janus,	Overseas,	Trust U.S. Eq,
Year ended Dec. 31, 2012 (continued)	Inst	Serv	Serv	Serv	Cl 1

Operations

Investment income (loss) — net	$(4,374)	$(3,153)	$(80,228)	$(17,186)	$327
Net realized gain (loss) on sales of investments	(14,660)	20,389	271,954	(2,189)	44,449
Distributions from capital gains	—	—	111,249	185,687	—
Net change in unrealized appreciation or depreciation of investments	158,779	20,884	747,287	22,351	29,140

Net increase (decrease) in net assets resulting from operations	139,745	38,120	1,050,262	188,663	73,916

Contract transactions

Contract purchase payments	27,720	6,454	30,846	823	3,278
Net transfers(1)	(5,546)	(36,172)	(956,698)	(37,971)	(81,279)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(38,323)	(55,128)	(903,403)	(205,925)	(20,857)
Death benefits	(14,222)	(4,462)	(215,691)	(34,246)	(3,918)

Increase (decrease) from contract transactions	(30,371)	(89,308)	(2,044,946)	(277,319)	(102,776)

Net assets at beginning of year	761,183	223,329	6,876,466	1,799,724	460,229

Net assets at end of year	$870,557	$172,141	$5,881,782	$1,711,068	$431,369

Accumulation unit activity

Units outstanding at beginning of year	644,294	475,003	8,769,382	1,765,735	321,069
Contract purchase payments	23,180	12,571	36,882	688	2,012
Net transfers(1)	(4,105)	(65,207)	(1,011,778)	(31,192)	(47,993)
Contract terminations:
Surrender benefits and contract charges	(30,107)	(105,365)	(1,041,737)	(197,892)	(12,984)
Death benefits	(10,946)	(8,627)	(302,701)	(29,539)	(2,374)

Units outstanding at end of year	622,316	308,375	6,450,048	1,507,800	259,730

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 298  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Lazard Retire	Lazard Retire	LVIP Baron	MFS	MFS Inv
	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,	Trust,
Year ended Dec. 31, 2012 (continued)	Serv	Serv	Serv Cl	Serv Cl	Init Cl

Operations

Investment income (loss) — net	$168	$(860)	$(2,825)	$(18,036)	$(10,015)
Net realized gain (loss) on sales of investments	(1,011)	1,186	35,151	94,143	114,942
Distributions from capital gains	—	—	38,397	78,852	—
Net change in unrealized appreciation or depreciation of investments	19,897	19,361	50,185	82,818	213,033

Net increase (decrease) in net assets resulting from operations	19,054	19,687	120,908	237,777	317,960

Contract transactions

Contract purchase payments	17	4	3,532	284	27
Net transfers(1)	11,023	(2,576)	(36,310)	(90,029)	(112,477)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(9,263)	(37,394)	(52,990)	(286,481)	(419,594)
Death benefits	—	—	(6,941)	(51,949)	(58,921)

Increase (decrease) from contract transactions	1,777	(39,966)	(92,709)	(428,175)	(590,965)

Net assets at beginning of year	99,125	172,523	772,719	1,685,873	1,962,877

Net assets at end of year	$119,956	$152,244	$800,918	$1,495,475	$1,689,872

Accumulation unit activity

Units outstanding at beginning of year	108,334	159,768	406,042	2,037,275	2,005,378
Contract purchase payments	16	4	1,695	269	25
Net transfers(1)	11,155	(2,218)	(19,377)	(100,220)	(100,433)
Contract terminations:
Surrender benefits and contract charges	(9,524)	(32,761)	(26,564)	(317,377)	(380,147)
Death benefits	—	—	(3,389)	(66,708)	(53,260)

Units outstanding at end of year	109,981	124,793	358,407	1,553,239	1,471,563

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  299

Statements of Changes in Net Assets

	MFS	MFS	MFS	MFS	MFS
	Inv Trust,	New Dis,	New Dis,	Research,	Total Return,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Init Cl	Serv Cl	Init Cl	Init Cl

Operations

Investment income (loss) — net	$(2,679)	$(16,721)	$(30,851)	$(9,572)	$2,715
Net realized gain (loss) on sales of investments	4,349	41,894	38,996	46,548	3,778
Distributions from capital gains	—	101,612	222,455	—	—
Net change in unrealized appreciation or depreciation of investments	70,736	76,733	177,626	141,681	12,811

Net increase (decrease) in net assets resulting from operations	72,406	203,518	408,226	178,657	19,304

Contract transactions

Contract purchase payments	290	5,203	600	3,070	—
Net transfers(1)	(9,558)	(77,543)	(49,311)	(50,881)	(373)
Adjustments to net assets allocated to contracts in payment period	—	—	1	—	—
Contract terminations:
Surrender benefits and contract charges	(4,965)	(182,432)	(277,885)	(78,981)	(47,342)
Death benefits	(716)	(42,901)	(26,376)	(54,308)	(5,537)

Increase (decrease) from contract transactions	(14,949)	(297,673)	(352,971)	(181,100)	(53,252)

Net assets at beginning of year	422,041	1,120,156	2,221,295	1,214,971	205,025

Net assets at end of year	$479,498	$1,026,001	$2,276,550	$1,212,528	$171,077

Accumulation unit activity

Units outstanding at beginning of year	419,667	857,736	1,783,343	1,318,724	135,072
Contract purchase payments	277	2,949	492	2,858	—
Net transfers(1)	(8,875)	(59,955)	(34,410)	(47,404)	(229)
Contract terminations:
Surrender benefits and contract charges	(4,722)	(139,292)	(192,278)	(76,007)	(29,004)
Death benefits	(677)	(29,419)	(22,264)	(49,979)	(3,362)

Units outstanding at end of year	405,670	632,019	1,534,883	1,148,192	102,477

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 300  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	MFS	MFS	MFS	MS UIF Global	MS UIF
	Total Return,	Utilities,	Utilities,	Real Est,	Mid Cap Gro,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Init Cl	Serv Cl	Cl II	Cl II

Operations

Investment income (loss) — net	$306,988	$303,296	$141,172	$(11,191)	$(3,445)
Net realized gain (loss) on sales of investments	269,140	206,954	92,748	20,976	9,693
Distributions from capital gains	—	—	—	—	26,729
Net change in unrealized appreciation or depreciation of investments	1,987,742	144,641	82,072	234,855	(20,090)

Net increase (decrease) in net assets resulting from operations	2,563,870	654,891	315,992	244,640	12,887

Contract transactions

Contract purchase payments	47,734	13,312	(523)	3,959	750
Net transfers(1)	(238,181)	(256,793)	74,997	(180,997)	(33,519)
Adjustments to net assets allocated to contracts in payment period	(4,960)	(1,808)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(6,231,752)	(746,427)	(462,731)	(122,222)	(1,823)
Death benefits	(890,196)	(87,604)	(97,592)	(4,236)	(700)

Increase (decrease) from contract transactions	(7,317,355)	(1,079,320)	(485,849)	(303,496)	(35,292)

Net assets at beginning of year	29,664,939	6,044,584	3,004,005	1,002,157	211,874

Net assets at end of year	$24,911,454	$5,620,155	$2,834,148	$943,301	$189,469

Accumulation unit activity

Units outstanding at beginning of year	21,348,558	3,351,225	1,251,089	1,451,369	194,692
Contract purchase payments	31,877	7,214	—	5,100	470
Net transfers(1)	(175,142)	(157,474)	31,739	(227,479)	(29,749)
Contract terminations:
Surrender benefits and contract charges	(4,184,262)	(398,849)	(190,343)	(156,748)	(1,584)
Death benefits	(608,879)	(47,991)	(37,800)	(5,703)	(633)

Units outstanding at end of year	16,412,152	2,754,125	1,054,685	1,066,539	163,196

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  301

Statements of Changes in Net Assets

	MS UIF	MS UIF	Oppen	Oppen	Oppen
	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,	Global
Year ended Dec. 31, 2012 (continued)	Cl I	Cl II	VA	Serv	VA

Operations

Investment income (loss) — net	$(4,870)	$(28,914)	$(7,014)	$(404,641)	$269
Net realized gain (loss) on sales of investments	10,296	68,207	13,909	1,475,070	69
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	112,709	333,587	104,336	2,780,887	5,120

Net increase (decrease) in net assets resulting from operations	118,135	372,880	111,231	3,851,316	5,458

Contract transactions

Contract purchase payments	120	17,493	162	59,767	—
Net transfers(1)	155,426	(164,477)	(52,929)	(908,758)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,783)	—
Contract terminations:
Surrender benefits and contract charges	(147,823)	(460,819)	(78,831)	(5,626,549)	(5,225)
Death benefits	(9,778)	(62,459)	(14,472)	(419,727)	—

Increase (decrease) from contract transactions	(2,055)	(670,262)	(146,070)	(6,903,050)	(5,225)

Net assets at beginning of year	837,355	2,901,870	908,085	33,088,157	30,494

Net assets at end of year	$953,435	$2,604,488	$873,246	$30,036,423	$30,727

Accumulation unit activity

Units outstanding at beginning of year	377,788	1,711,696	628,607	29,722,347	16,097
Contract purchase payments	46	8,841	102	50,892	—
Net transfers(1)	60,868	(87,785)	(33,122)	(736,189)	—
Contract terminations:
Surrender benefits and contract charges	(61,755)	(233,772)	(49,181)	(4,566,536)	(2,532)
Death benefits	(3,744)	(31,769)	(9,210)	(342,698)	—

Units outstanding at end of year	373,203	1,367,211	537,196	24,127,816	13,565

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 302  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

		Oppen	Oppen		Oppen
	Oppen	Global	Global	Oppen	Main St Sm Cap
	Global VA,	Strategic Inc	Strategic Inc VA,	Main St	VA,
Year ended Dec. 31, 2012 (continued)	Serv	VA	Srv	VA	Serv

Operations

Investment income (loss) — net	$32,911	$484	$2,526,553	$(348)	$(43,475)
Net realized gain (loss) on sales of investments	62,631	103	1,293,418	454	325,216
Distributions from capital gains	—	223	680,911	—	—
Net change in unrealized appreciation or depreciation of investments	1,044,948	4,365	2,286,777	10,314	364,893

Net increase (decrease) in net assets resulting from operations	1,140,490	5,175	6,787,659	10,420	646,634

Contract transactions

Contract purchase payments	3,322	35	177,052	—	4,111
Net transfers(1)	(221,130)	187,203	(288,639)	172	(52,870)
Adjustments to net assets allocated to contracts in payment period	(8,507)	—	(3,238)	—	(10,581)
Contract terminations:
Surrender benefits and contract charges	(1,490,302)	(2,195)	(12,068,723)	(7,200)	(991,158)
Death benefits	(67,197)	(862)	(1,110,866)	—	(119,001)

Increase (decrease) from contract transactions	(1,783,814)	184,181	(13,294,414)	(7,028)	(1,169,499)

Net assets at beginning of year	6,935,901	19,071	65,552,448	70,601	4,391,909

Net assets at end of year	$6,292,577	$208,427	$59,045,693	$73,993	$3,869,044

Accumulation unit activity

Units outstanding at beginning of year	4,708,507	10,259	43,961,028	70,203	2,748,801
Contract purchase payments	2,081	17	112,071	—	2,589
Net transfers(1)	(138,405)	91,298	(275,765)	162	(23,950)
Contract terminations:
Surrender benefits and contract charges	(945,070)	(1,062)	(7,532,248)	(6,521)	(566,923)
Death benefits	(39,587)	(417)	(696,274)	—	(65,583)

Units outstanding at end of year	3,587,526	100,095	35,568,812	63,844	2,094,934

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  303

Statements of Changes in Net Assets

	PIMCO	Put VT	Put VT	Put VT	Put VT
	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,	Global Hlth Care,
Year ended Dec. 31, 2012 (continued)	Advisor Cl	Cl IA	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$161,402	$49,020	$24,211	$1,830	$(1,369)
Net realized gain (loss) on sales of investments	(2,891)	(17,883)	(14,527)	(6,673)	9,674
Distributions from capital gains	—	—	—	—	87,501
Net change in unrealized appreciation or depreciation of investments	509,709	76,318	45,302	70,913	89,848

Net increase (decrease) in net assets resulting from operations	668,220	107,455	54,986	66,070	185,654

Contract transactions

Contract purchase payments	23,257	666	66	720	—
Net transfers(1)	(409,278)	195	194	—	(7,594)
Adjustments to net assets allocated to contracts in payment period	—	(875)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(917,288)	(51,606)	(35,268)	(15,061)	(171,566)
Death benefits	(55,099)	(11,992)	(38,304)	—	(4,524)

Increase (decrease) from contract transactions	(1,358,408)	(63,612)	(73,312)	(14,341)	(183,684)

Net assets at beginning of year	5,746,455	1,076,655	571,217	354,718	1,025,164

Net assets at end of year	$5,056,267	$1,120,498	$552,891	$406,447	$1,027,134

Accumulation unit activity

Units outstanding at beginning of year	5,059,837	509,419	350,197	322,424	839,976
Contract purchase payments	19,220	301	38	594	—
Net transfers(1)	(335,072)	93	113	—	(10,114)
Contract terminations:
Surrender benefits and contract charges	(753,424)	(23,285)	(20,433)	(12,227)	(128,195)
Death benefits	(45,112)	(5,419)	(21,681)	—	(3,306)

Units outstanding at end of year	3,945,449	481,109	308,234	310,791	698,361

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 304  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,	Inc,
Year ended Dec. 31, 2012 (continued)	Cl IA	Cl IB	Cl IA	Cl IB	Cl IB

Operations

Investment income (loss) — net	$14,793	$13,706	$34,788	$17,343	$2,474
Net realized gain (loss) on sales of investments	(60,093)	(136,905)	(12,042)	(7,802)	(66)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	469,851	608,424	50,472	30,626	3,765

Net increase (decrease) in net assets resulting from operations	424,551	485,225	73,218	40,167	6,173

Contract transactions

Contract purchase payments	2,400	12,014	750	30	3,589
Net transfers(1)	(21,795)	(21,245)	(566)	(419)	(1,046)
Adjustments to net assets allocated to contracts in payment period	(572)	—	(426)	—	—
Contract terminations:
Surrender benefits and contract charges	(100,084)	(454,036)	(31,265)	(53,649)	(1,509)
Death benefits	(20,057)	(89,554)	(11,462)	(16,991)	—

Increase (decrease) from contract transactions	(140,108)	(552,821)	(42,969)	(71,029)	1,034

Net assets at beginning of year	2,447,916	2,984,664	519,005	311,688	65,988

Net assets at end of year	$2,732,359	$2,917,068	$549,254	$280,826	$73,195

Accumulation unit activity

Units outstanding at beginning of year	1,138,576	2,841,070	216,833	176,141	41,297
Contract purchase payments	1,013	10,782	294	16	2,412
Net transfers(1)	(9,297)	(22,125)	(224)	(226)	(627)
Contract terminations:
Surrender benefits and contract charges	(42,444)	(398,244)	(12,231)	(28,626)	(851)
Death benefits	(8,580)	(79,077)	(4,500)	(8,567)	—

Units outstanding at end of year	1,079,268	2,352,406	200,172	138,738	42,231

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  305

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Put VT
	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,	Multi-Cap Gro,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

Operations

Investment income (loss) — net	$77,746	$817	$94	$(15,242)	$(40,485)
Net realized gain (loss) on sales of investments	(754,195)	15,814	(2,356)	6,918	104,668
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,220,256	57,842	2,688	246,602	445,093

Net increase (decrease) in net assets resulting from operations	1,543,807	74,473	426	238,278	509,276

Contract transactions

Contract purchase payments	14,105	221	150	2,418	3,278
Net transfers(1)	(129,910)	(8,494)	1	(18,772)	(81,541)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(34)	—
Contract terminations:
Surrender benefits and contract charges	(1,641,703)	(63,914)	(4,631)	(87,404)	(389,840)
Death benefits	(183,636)	(19,722)	—	(16,480)	(84,946)

Increase (decrease) from contract transactions	(1,941,144)	(91,909)	(4,480)	(120,272)	(553,049)

Net assets at beginning of year	8,573,701	421,224	4,221	1,568,898	3,482,105

Net assets at end of year	$8,176,364	$403,788	$167	$1,686,904	$3,438,332

Accumulation unit activity

Units outstanding at beginning of year	10,294,127	537,421	4,104	789,337	3,292,619
Contract purchase payments	15,127	299	—	1,088	2,711
Net transfers(1)	(172,383)	(9,490)	—	(8,384)	(70,804)
Contract terminations:
Surrender benefits and contract charges	(1,739,604)	(72,720)	(4,104)	(39,482)	(331,301)
Death benefits	(206,158)	(21,182)	—	(7,451)	(71,095)

Units outstanding at end of year	8,191,109	434,328	—	735,108	2,822,130

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 306  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	Put VT	Put VT	Put VT	Put VT	Royce
	Research,	Sm Cap Val,	Voyager,	Voyager,	Micro-Cap,
Year ended Dec. 31, 2012 (continued)	Cl IB	Cl IB	Cl IA	Cl IB	Invest Cl

Operations

Investment income (loss) — net	$(262)	$(9,124)	$(2,761)	$(8,958)	$(22,146)
Net realized gain (loss) on sales of investments	7,802	(38,263)	(2,023)	(26,679)	24,140
Distributions from capital gains	—	—	—	—	30,604
Net change in unrealized appreciation or depreciation of investments	13,329	157,979	36,776	136,189	45,984

Net increase (decrease) in net assets resulting from operations	20,869	110,592	31,992	100,552	78,582

Contract transactions

Contract purchase payments	75	(936)	601	18	1,579
Net transfers(1)	(3,180)	(20,499)	—	(5,760)	(29,804)
Adjustments to net assets allocated to contracts in payment period	—	—	(58)	—	—
Contract terminations:
Surrender benefits and contract charges	(29,348)	(150,117)	(10,191)	(68,477)	(47,560)
Death benefits	(2,277)	(1,573)	(1,068)	(11,484)	(75,949)

Increase (decrease) from contract transactions	(34,730)	(173,125)	(10,716)	(85,703)	(151,734)

Net assets at beginning of year	138,312	765,861	247,823	789,238	1,415,803

Net assets at end of year	$124,451	$703,328	$269,099	$804,087	$1,342,651

Accumulation unit activity

Units outstanding at beginning of year	124,401	705,625	171,539	581,749	502,281
Contract purchase payments	—	(891)	376	12	524
Net transfers(1)	(2,507)	(16,710)	—	(3,251)	(10,969)
Contract terminations:
Surrender benefits and contract charges	(23,860)	(123,228)	(6,259)	(44,584)	(16,582)
Death benefits	(2,010)	(1,291)	(663)	(7,726)	(27,762)

Units outstanding at end of year	96,024	563,505	164,993	526,200	447,492

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  307

Statements of Changes in Net Assets

	Royce	Third	VP	VP	VP BR Gl
	Sm-Cap,	Ave	Aggr,	Aggr,	Infl Prot Sec,
Year ended Dec. 31, 2012 (continued)	Invest Cl	Val	Cl 2	Cl 4	Cl 3

Operations

Investment income (loss) — net	$(15,685)	$(5,441)	$(430,612)	$(5,194,457)	$280,882
Net realized gain (loss) on sales of investments	89,988	(48,529)	982,586	12,525,451	30,519
Distributions from capital gains	25,831	—	—	—	129,179
Net change in unrealized appreciation or depreciation of investments	11,534	236,956	3,297,446	31,013,108	(31,798)

Net increase (decrease) in net assets resulting from operations	111,668	182,986	3,849,420	38,344,102	408,782

Contract transactions

Contract purchase payments	5,398	3,572	191,063	391,563	18,650
Net transfers(1)	(53,044)	(11,025)	(2,063,783)	(28,140,629)	(254,980)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(2,190)
Contract terminations:
Surrender benefits and contract charges	(122,967)	(101,321)	(1,431,144)	(36,320,492)	(1,954,136)
Death benefits	(124,432)	(1,192)	(1,156,180)	(989,827)	(96,880)

Increase (decrease) from contract transactions	(295,045)	(109,966)	(4,460,044)	(65,059,385)	(2,289,536)

Net assets at beginning of year	1,152,892	764,584	32,612,116	341,546,867	11,539,409

Net assets at end of year	$969,515	$837,604	$32,001,492	$314,831,584	$9,658,655

Accumulation unit activity

Units outstanding at beginning of year	399,263	414,443	30,461,409	319,916,091	9,228,806
Contract purchase payments	1,657	1,674	167,715	338,422	14,585
Net transfers(1)	(16,847)	(4,652)	(1,762,797)	(24,445,441)	(196,632)
Contract terminations:
Surrender benefits and contract charges	(40,398)	(48,998)	(1,257,117)	(31,640,243)	(1,537,907)
Death benefits	(43,099)	(628)	(977,611)	(879,634)	(76,159)

Units outstanding at end of year	300,576	361,839	26,631,599	263,289,195	7,432,693

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 308  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

	VP	VP	VP	VP	VP
	Conserv,	Conserv,	Mod,	Mod,	Mod Aggr,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(722,820)	$(4,676,330)	$(4,712,243)	$(33,707,397)	$(2,759,432)
Net realized gain (loss) on sales of investments	999,894	7,733,473	3,502,570	47,689,496	3,519,634
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,426,895	13,232,480	31,348,489	177,575,409	19,566,247

Net increase (decrease) in net assets resulting from operations	2,703,969	16,289,623	30,138,816	191,557,508	20,326,449

Contract transactions

Contract purchase payments	67,890	138,549	1,234,058	3,435,640	373,229
Net transfers(1)	17,916,190	53,975,309	16,508,178	44,469,058	(9,282,919)
Adjustments to net assets allocated to contracts in payment period	—	—	—	225,573	—
Contract terminations:
Surrender benefits and contract charges	(12,133,928)	(63,078,800)	(14,075,054)	(248,005,366)	(6,588,951)
Death benefits	(314,689)	(4,116,408)	(1,602,401)	(25,802,028)	(660,701)

Increase (decrease) from contract transactions	5,535,463	(13,081,350)	2,064,781	(225,677,123)	(16,159,342)

Net assets at beginning of year	46,461,233	298,592,310	321,488,440	2,164,277,569	195,136,559

Net assets at end of year	$54,700,665	$301,800,583	$353,692,037	$2,130,157,954	$199,303,666

Accumulation unit activity

Units outstanding at beginning of year	43,878,468	282,405,367	298,011,058	2,010,672,044	181,044,131
Contract purchase payments	62,203	126,554	1,101,165	3,018,864	347,217
Net transfers(1)	16,312,321	49,211,889	14,483,424	39,155,615	(8,066,027)
Contract terminations:
Surrender benefits and contract charges	(11,089,904)	(57,810,753)	(12,377,446)	(217,979,995)	(5,736,988)
Death benefits	(290,011)	(3,764,024)	(1,387,405)	(22,726,217)	(570,623)

Units outstanding at end of year	48,873,077	270,169,033	299,830,796	1,812,140,311	167,017,710

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  309

Statements of Changes in Net Assets

				VP
	VP	VP	VP	Ptnrs	VP
	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,	Sit Divd Gro,
Year ended Dec. 31, 2012 (continued)	Cl 4	Cl 2	Cl 4	Cl 3	Cl 3

Operations

Investment income (loss) — net	$(16,576,775)	$(1,234,405)	$(5,668,515)	$(669,051)	$(90,570)
Net realized gain (loss) on sales of investments	38,645,870	896,032	8,787,483	1,359,578	250,881
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	86,940,910	6,469,112	22,701,672	3,861,375	324,661

Net increase (decrease) in net assets resulting from operations	109,010,005	6,130,739	25,820,640	4,551,902	484,972

Contract transactions

Contract purchase payments	1,390,947	292,073	294,464	49,024	17,645
Net transfers(1)	(86,835,304)	9,137,199	17,614,482	(1,204,875)	(787,238)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(120,220,505)	(4,167,970)	(45,528,981)	(7,320,925)	(697,014)
Death benefits	(7,246,590)	(206,517)	(6,061,112)	(609,591)	(35,328)

Increase (decrease) from contract transactions	(212,911,452)	5,054,785	(33,681,147)	(9,086,367)	(1,501,935)

Net assets at beginning of year	1,105,566,280	84,772,482	373,148,863	42,560,842	5,766,639

Net assets at end of year	$1,001,664,833	$95,958,006	$365,288,356	$38,026,377	$4,749,676

Accumulation unit activity

Units outstanding at beginning of year	1,027,027,417	79,093,390	348,482,708	28,287,840	7,187,432
Contract purchase payments	1,213,077	258,912	264,653	31,040	20,956
Net transfers(1)	(75,457,991)	8,052,359	15,659,384	(736,543)	(914,118)
Contract terminations:
Surrender benefits and contract charges	(104,745,197)	(3,725,332)	(40,750,536)	(4,535,688)	(816,009)
Death benefits	(6,323,685)	(184,249)	(5,414,703)	(382,573)	(42,138)

Units outstanding at end of year	841,713,621	83,495,080	318,241,506	22,664,076	5,436,123

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 310  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

				WF Adv VT
	VP			Index	WF Adv VT
	Vty Estb Val,	Wanger	Wanger	Asset Alloc,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Cl 3	Intl	USA	Cl 2	Cl 1

Operations

Investment income (loss) — net	$(556)	$(132,004)	$(339,282)	$1,962	$1,980
Net realized gain (loss) on sales of investments	1,957	513,398	593,582	87,039	(74,352)
Distributions from capital gains	—	2,241,243	1,200,933	—	32,840
Net change in unrealized appreciation or depreciation of investments	4,028	1,806,386	2,814,753	856,514	91,873

Net increase (decrease) in net assets resulting from operations	5,429	4,429,023	4,269,986	945,515	52,341

Contract transactions

Contract purchase payments	95	47,046	39,165	13,481	27
Net transfers(1)	11,988	(1,536,332)	(1,449,031)	(58,475)	(27,109)
Adjustments to net assets allocated to contracts in payment period	—	(186)	—	—	—
Contract terminations:
Surrender benefits and contract charges	(34,736)	(4,052,584)	(4,314,878)	(912,983)	(194,978)
Death benefits	—	(292,879)	(381,286)	(372,103)	(14,520)

Increase (decrease) from contract transactions	(22,653)	(5,834,935)	(6,106,030)	(1,330,080)	(236,580)

Net assets at beginning of year	39,549	24,286,007	25,223,836	8,476,071	560,867

Net assets at end of year	$22,325	$22,880,095	$23,387,792	$8,091,506	$376,628

Accumulation unit activity

Units outstanding at beginning of year	33,227	14,034,960	18,555,776	7,377,406	437,001
Contract purchase payments	—	23,855	25,865	10,938	21
Net transfers(1)	8,956	(758,197)	(922,515)	(42,180)	(19,547)
Contract terminations:
Surrender benefits and contract charges	(26,412)	(2,096,909)	(2,833,305)	(726,252)	(144,911)
Death benefits	—	(150,640)	(244,592)	(301,352)	(10,625)

Units outstanding at end of year	15,771	11,053,069	14,581,229	6,318,560	261,939

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  311

Statements of Changes in Net Assets

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,	Opp,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 1	Cl 2	Cl 1

Operations

Investment income (loss) — net	$(19,788)	$(18,934)	$(13,871)	$(614,937)	$(4,422)
Net realized gain (loss) on sales of investments	(506,510)	145,264	99,648	3,327,205	12,811
Distributions from capital gains	804,937	—	73,707	2,666,212	222
Net change in unrealized appreciation or depreciation of investments	1,105,701	1,515,708	34,225	1,746,129	75,765

Net increase (decrease) in net assets resulting from operations	1,384,340	1,642,038	193,709	7,124,609	84,376

Contract transactions

Contract purchase payments	10,407	5,723	—	30,981	606
Net transfers(1)	111,087	(308,730)	1,425	(2,235,608)	1,677
Adjustments to net assets allocated to contracts in payment period	14,535	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(2,177,153)	(1,576,398)	(213,176)	(7,196,128)	(81,223)
Death benefits	(190,262)	(166,950)	(45,479)	(858,211)	(9,844)

Increase (decrease) from contract transactions	(2,231,386)	(2,046,355)	(257,230)	(10,258,966)	(88,784)

Net assets at beginning of year	12,784,322	9,927,741	1,050,509	40,239,503	621,162

Net assets at end of year	$11,937,276	$9,523,424	$986,988	$37,105,146	$616,754

Accumulation unit activity

Units outstanding at beginning of year	9,460,176	9,138,098	1,056,075	24,512,291	592,368
Contract purchase payments	7,007	4,768	—	17,206	534
Net transfers(1)	110,097	(256,863)	1,179	(1,153,911)	1,503
Contract terminations:
Surrender benefits and contract charges	(1,547,191)	(1,301,517)	(182,064)	(3,824,007)	(71,159)
Death benefits	(128,067)	(138,325)	(41,075)	(450,478)	(8,793)

Units outstanding at end of year	7,902,022	7,446,161	834,115	19,101,101	514,453

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 312  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Statements of Changes in Net Assets

					WF Adv VT
	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	Total
	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,	Return Bond,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Cl 1	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(113,729)	$(120,713)	$(3,650)	$(32,176)	$(39,293)
Net realized gain (loss) on sales of investments	292,081	428,724	164,897	284,932	372,484
Distributions from capital gains	3,016	375,961	—	—	682,261
Net change in unrealized appreciation or depreciation of investments	1,026,834	(54,328)	123,274	457,209	646,714

Net increase (decrease) in net assets resulting from operations	1,208,202	629,644	284,521	709,965	1,662,166

Contract transactions

Contract purchase payments	15,048	5,828	2,710	5,156	20,070
Net transfers(1)	(238,241)	(305,948)	(149,111)	(287,639)	891,435
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract terminations:
Surrender benefits and contract charges	(1,759,176)	(1,908,381)	(719,879)	(1,120,653)	(7,245,396)
Death benefits	(159,756)	(147,677)	(10,038)	(106,341)	(797,474)

Increase (decrease) from contract transactions	(2,142,125)	(2,356,178)	(876,318)	(1,509,477)	(7,131,365)

Net assets at beginning of year	9,471,441	8,840,288	2,520,207	6,237,860	40,155,431

Net assets at end of year	$8,537,518	$7,113,754	$1,928,410	$5,438,348	$34,686,232

Accumulation unit activity

Units outstanding at beginning of year	9,044,960	11,054,600	2,248,470	5,592,710	26,677,798
Contract purchase payments	13,181	5,455	2,343	4,227	12,204
Net transfers(1)	(204,626)	(314,788)	(119,843)	(238,508)	643,080
Contract terminations:
Surrender benefits and contract charges	(1,557,875)	(2,211,495)	(599,170)	(933,669)	(4,773,852)
Death benefits	(142,021)	(182,627)	(7,869)	(89,123)	(494,196)

Units outstanding at end of year	7,153,619	8,351,145	1,523,931	4,335,637	22,065,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  313

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Annuity Account (the Account) was established under Indiana law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

Evergreen Essentialsm Variable Annuity (EG Essential)
Evergreen New Solutions Variable Annuity (EG New Solutions)
Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)
Evergreen Pathwayssm Variable Annuity (EG Pathways)
Evergreen Pathwayssm Select Variable Annuity (EG Pathways Select)
Evergreen Privilegesm Variable Annuity (EG Privilege)
RiverSource® AccessChoice Select Variable Annuity (AccessChoice Select)
RiverSource® Builder Select Variable Annuity (Builder Select)
RiverSource® Endeavor Select Variable Annuity (Endeavor Select)
RiverSource® FlexChoice Variable Annuity (FlexChoice)
RiverSource® FlexChoice Select Variable Annuity (FlexChoice Select)
RiverSource® Galaxy Premier Variable Annuity (Galaxy)
RiverSource® Innovations Variable Annuity (Innovations)
RiverSource® Innovations Select Variable Annuity (Innovations Select)
RiverSource® Innovations Classic Variable Annuity (Innovations Classic)
RiverSource® Innovations Classic Select Variable Annuity (Innovations Classic Select)
RiverSource® New Solutions Variable Annuity (New Solutions)
RiverSource® Personal Portfolio Variable Annuity (Personal Portfolio)*
RiverSource® Personal Portfolio Plus Variable Annuity (Personal Portfolio Plus)*
RiverSource® Personal Portfolio Plus2 Variable Annuity (Personal Portfolio Plus2)*
RiverSource® Pinnacle Variable Annuity (Pinnacle)
RiverSource® Platinum Variable Annuity (Platinum)*
RiverSource® Preferred Variable Annuity (Preferred)*
RiverSource® Signature Variable Annuity (Signature)
RiverSource® Signature Select Variable Annuity (Signature Select)
RiverSource® Signature One Variable Annuity (Signature One)
RiverSource® Signature One Select Variable Annuity (Signature One Select)
Wells Fargo Advantage® Variable Annuity (Wells Advantage)
Wells Fargo Advantage® Select Variable Annuity (Wells Advantage Select)
Wells Fargo Advantage® Builder Variable Annuity (Wells Builder)
Wells Fargo Advantage Choicesm Variable Annuity (Wells Choice)
Wells Fargo Advantage Choicesm Select Variable Annuity (Wells Choice Select)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund

AB VPS Bal Wealth Strategy, Cl B	AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B	AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I	American Century VP Income & Growth, Class I

 314  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund

AC VP Inflation Prot, Cl II	American Century VP Inflation Protection, Class II
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Asset Alloc, Cl 1	Columbia Variable Portfolio – Asset Allocation Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)(1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Man Vol Conserv, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
Col VP Man Vol Conserv Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
Col VP Man Vol Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Sm Cap Val, Cl 2	Columbia Variable Portfolio – Small Cap Value Fund (Class 2)
Col VP Sm Co Gro, Cl 1	Columbia Variable Portfolio – Small Company Growth Fund (Class 1)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv	Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv	Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init	The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv	Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
Drey VIF Intl Val, Serv	Dreyfus Variable Investment Fund International Value Portfolio, Service Shares
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Bal, Serv Cl	Fidelity® VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2	Fidelity® VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl	Fidelity® VIP Contrafund® Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2	Fidelity® VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl	Fidelity® VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2	Fidelity® VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl	Fidelity® VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2	Fidelity® VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2	Fidelity® VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (previously FTVIPT Franklin Global Real Estate Securities Fund – Class 2)
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2 (previously FTVIPT Franklin Income Securities Fund – Class 2)
FTVIPT Frank Rising Divd, Cl 2	FTVIPT Franklin Rising Dividends VIP Fund – Class 2 (previously FTVIPT Franklin Rising Dividends Securities Fund – Class 2)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  315

Division	Fund

FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (previously FTVIPT Franklin Small Cap Value Securities Fund – Class 2)
FTVIPT Frank Sm Mid Cap Gro, Cl 2	FTVIPT Franklin Small-Mid Cap Growth VIP Fund – Class 2 (previously FTVIPT Franklin Small-Mid Cap Growth Securities Fund – Class 2)
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (previously FTVIPT Mutual Shares Securities Fund – Class 2)
FTVIPT Temp Dev Mkts, Cl 2	FTVIPT Templeton Developing Markets VIP Fund – Class 2 (previously FTVIPT Templeton Developing Markets Securities Fund – Class 2)
FTVIPT Temp Foreign, Cl 2	FTVIPT Templeton Foreign VIP Fund – Class 2 (previously FTVIPT Templeton Foreign Securities Fund – Class 2)
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2 (previously FTVIPT Templeton Global Bond Securities Fund – Class 2)
FTVIPT Temp Gro, Cl 2	FTVIPT Templeton Growth VIP Fund – Class 2 (previously FTVIPT Templeton Growth Securities Fund – Class 2)
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Strategic Gro, Inst	Goldman Sachs VIT Strategic Growth Fund – Institutional Shares
GS VIT Strategic Intl Eq, Inst	Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (previously Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares)
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II	Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Gro & Inc, Ser II	Invesco V.I. Growth and Income Fund, Series II Shares
Invesco VI Intl Gro, Ser I	Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser II	Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Val Opp, Ser II	Invesco V.I. Value Opportunities Fund, Series II Shares
Janus Aspen Bal, Inst	Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Gbl Res, Inst	Janus Aspen Series Global Research Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
JPM Ins Trust U.S. Eq, Cl 1	JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1 Shares
Lazard Retire Intl Eq, Serv	Lazard Retirement International Equity Portfolio – Service Shares
Lazard Retire U.S. Strategic, Serv	Lazard Retirement U.S. Strategic Equity Portfolio – Service Shares
LVIP Baron Gro Opp, Serv Cl	LVIP Baron Growth Opportunities Fund – Service Class
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS Inv Trust, Init Cl	MFS® Investors Trust Series – Initial Class
MFS Inv Trust, Serv Cl	MFS® Investors Trust Series – Service Class
MFS New Dis, Init Cl	MFS® New Discovery Series – Initial Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Research, Init Cl	MFS® Research Series – Initial Class
MFS Total Return, Init Cl	MFS® Total Return Series – Initial Class
MFS Total Return, Serv Cl	MFS® Total Return Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl I	Morgan Stanley UIF U.S. Real Estate Portfolio, Class I Shares
MS UIF U.S. Real Est, Cl II	Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA	Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv	Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global VA	Oppenheimer Global Fund/VA
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA	Oppenheimer Global Strategic Income Fund/VA(3)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(4)
Oppen Main St VA	Oppenheimer Main Street Fund®/VA
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
Put VT Div Inc, Cl IA	Putnam VT Diversified Income Fund – Class IA Shares
Put VT Div Inc, Cl IB	Putnam VT Diversified Income Fund – Class IB Shares

 316  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Fund

Put VT Global Eq, Cl IA	Putnam VT Global Equity Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Gro & Inc, Cl IA	Putnam VT Growth and Income Fund – Class IA Shares
Put VT Gro & Inc, Cl IB	Putnam VT Growth and Income Fund – Class IB Shares
Put VT Hi Yield, Cl IA	Putnam VT High Yield Fund – Class IA Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Inc, Cl IB	Putnam VT Income Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Gro, Cl IB	Putnam VT International Growth Fund – Class IB Shares
Put VT Intl Val, Cl IB	Putnam VT International Value Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Put VT Research, Cl IB	Putnam VT Research Fund – Class IB Shares
Put VT Sm Cap Val, Cl IB	Putnam VT Small Cap Value Fund – Class IB Shares
Put VT Voyager, Cl IA	Putnam VT Voyager Fund – Class IA Shares
Put VT Voyager, Cl IB	Putnam VT Voyager Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl	Royce Capital Fund – Small-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 1	Wells Fargo Advantage VT International Equity Fund – Class 1
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Intrinsic Val, Cl 2	Wells Fargo Advantage VT Intrinsic Value Fund – Class 2
WF Adv VT Omega Gro, Cl 1	Wells Fargo Advantage VT Omega Growth Fund – Class 1
WF Adv VT Omega Gro, Cl 2	Wells Fargo Advantage VT Omega Growth Fund – Class 2
WF Adv VT Opp, Cl 1	Wells Fargo Advantage VT Opportunity Fund – Class 1
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WF Adv VT Sm Cap Val, Cl 1	Wells Fargo Advantage VT Small Cap Value Fund – Class 1
WF Adv VT Sm Cap Val, Cl 2	Wells Fargo Advantage VT Small Cap Value Fund – Class 2
WF Adv VT Total Return Bond, Cl 2	Wells Fargo Advantage VT Total Return Bond Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 1) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 1) on April 26, 2013.
(2)	Columbia Variable Portfolio – High Income Fund (Class 2) merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 26, 2013.
(3)	Oppenheimer High Income Fund/VA merged into Oppenheimer Global Strategic Income Fund/VA on Oct. 26, 2012.
(4)	Oppenheimer High Income Fund/VA, Service Shares merged into Oppenheimer Global Strategic Income Fund/VA, Service Shares on Oct. 26, 2012.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  317

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the period ended Dec. 31, 2013.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 21, 2014. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee	Administrative charge

EG Essential	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

EG New Solutions	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

EG New Solutions Select	1.00% to 1.75% (depending on the contract and death benefit option selected)	0.15%

EG Pathways	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%

EG Pathways Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

EG Privilege	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%

AccessChoice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

 318  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Product	Mortality and expense risk fee	Administrative charge

Builder Select	1.25% to 1.95% (depending on the contract and death benefit option selected)	0.15%

Endeavor Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%

FlexChoice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%

FlexChoice Select	1.55% to 2.10% (depending on the contract and death benefit option selected)	0.15%

Galaxy	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%

Innovations	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

Innovations Select	0.85% to 1.85% (depending on the contract and death benefit option selected)	0.15%

Innovations Classic	0.85% to 1.70% (depending on the contract and death benefit option selected)	0.15%

Innovations Classic Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%

New Solutions	0.85% to 1.20% (depending on the contract and death benefit option selected)	0.15%

Personal Portfolio	1.25%	0.15%

Personal Portfolio Plus	1.25%	0.15%

Personal Portfolio Plus[2]	1.25%	0.15%

Pinnacle	1.00% to 1.10% (depending on the contract and death benefit option selected)	0.15%

Platinum	1.25%	0.15%

Preferred	1.25%	0.15%

Signature	1.25%	0.15%

Signature Select	1.30% to 1.75% (depending on the contract and death benefit option selected)	0.15%

Signature One	1.35% to 1.45% (depending on the contract and death benefit option selected)	0.15%

Signature One Select	1.30% to 2.05% (depending on the contract and death benefit option selected)	0.15%

Wells Advantage	1.05% to 1.50% (depending on the contract and death benefit option selected)	0.15%

Wells Advantage Select	0.90% to 1.75% (depending on the contract and death benefit option selected)	0.15%

Wells Builder	1.10% to 1.55% (depending on the contract and death benefit option selected)	0.15%

Wells Choice	1.25% to 1.65% (depending on the contract and death benefit option selected)	0.15%

Wells Choice Select	1.55% to 2.05% (depending on the contract and death benefit option selected)	0.15%

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	WITHDRAWAL CHARGES
RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  319

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2013 were as follows:

Division	Purchases

AB VPS Bal Wealth Strategy, Cl B	$53,244
AB VPS Global Thematic Gro, Cl B	46,025
AB VPS Gro & Inc, Cl B	295,403
AB VPS Inter Bond, Cl B	253,897
AB VPS Intl Val, Cl B	2,519,763
AB VPS Lg Cap Gro, Cl B	147,110
AC VP Inc & Gro, Cl I	8,318
AC VP Inflation Prot, Cl II	11,564,005
AC VP Intl, Cl II	43,151
AC VP Mid Cap Val, Cl II	15,822
AC VP Ultra, Cl II	401,777
AC VP Val, Cl I	8,448
AC VP Val, Cl II	91,741
CB Var Sm Cap Gro, Cl I	124,180
Col VP Asset Alloc, Cl 1	2,575
Col VP Bal, Cl 3	130,942
Col VP Cash Mgmt, Cl 3	7,573,163
Col VP Div Bond, Cl 3	4,913,827
Col VP Divd Opp, Cl 3	1,164,593
Col VP Emer Mkts, Cl 3	3,252,455
Col VP Hi Yield Bond, Cl 3	6,035,868
Col VP Inc Opp, Cl 1	347,342
Col VP Inc Opp, Cl 2	13,761,320
Col VP Inc Opp, Cl 3	1,475,452
Col VP Intl Opp, Cl 3	23,966
Col VP Lg Cap Gro, Cl 1	374
Col VP Lg Cap Gro, Cl 3	50,345
Col VP Lg Core Quan, Cl 3	566,128
Col VP Man Vol Conserv, Cl 2	2,308,597
Col VP Man Vol Conserv Gro, Cl 2	11,580,809
Col VP Man Vol Gro, Cl 2	28,227,181
Col VP Man Vol Mod Gro, Cl 2	56,928,251
Col VP Marsico Gro, Cl 1	282,725
Col VP Marsico Intl Opp, Cl 2	1,154
Col VP Mid Cap Gro Opp, Cl 3	49,368
Col VP Mid Cap Val Opp, Cl 3	1,646
Col VP S&P 500, Cl 3	54,863
Col VP Select Lg Cap Val, Cl 3	12,806
Col VP Select Sm Cap Val, Cl 3	30,872
Col VP Sm Cap Val, Cl 2	323,775
Col VP Sm Co Gro, Cl 1	186
Col VP US Govt Mtge, Cl 1	21,443
Col VP US Govt Mtge, Cl 3	1,433,697
CS Commodity Return	32,075
Drey IP MidCap Stock, Serv	1,316
Drey IP Tech Gro, Serv	324,144
Drey Soc Resp Gro, Init	24,164
Drey VIF Appr, Serv	5,778
Drey VIF Intl Eq, Serv	47,549
Drey VIF Intl Val, Serv	4,392
EV VT Floating-Rate Inc	568,673
Fid VIP Bal, Serv Cl	29,290
Fid VIP Bal, Serv Cl 2	7,252
Fid VIP Contrafund, Serv Cl	125,429
Fid VIP Contrafund, Serv Cl 2	1,675,715
Fid VIP Dyn Appr, Serv Cl 2	105,889
Fid VIP Gro & Inc, Serv Cl	257,902
Fid VIP Gro & Inc, Serv Cl 2	967
Fid VIP Gro, Serv Cl	5,688
Fid VIP Gro, Serv Cl 2	46,806
Fid VIP Hi Inc, Serv Cl	142,301
Fid VIP Hi Inc, Serv Cl 2	39,655
Fid VIP Invest Gr, Serv Cl 2	4,499,933
Fid VIP Mid Cap, Serv Cl	1,292,159
Fid VIP Mid Cap, Serv Cl 2	4,329,137
Fid VIP Overseas, Serv Cl	35,704
Fid VIP Overseas, Serv Cl 2	387,027
FTVIPT Frank Global Real Est, Cl 2	405,473
FTVIPT Frank Inc, Cl 2	1,749,588
FTVIPT Frank Rising Divd, Cl 2	112,828
FTVIPT Frank Sm Cap Val, Cl 2	272,777
FTVIPT Frank Sm Mid Cap Gro, Cl 2	705,685
FTVIPT Frank Mutual Shares, Cl 2	1,134,502
FTVIPT Temp Dev Mkts, Cl 2	30,844
FTVIPT Temp Foreign, Cl 2	397,105
FTVIPT Temp Global Bond, Cl 2	3,898,618
FTVIPT Temp Gro, Cl 2	97,532
GS VIT Mid Cap Val, Inst	2,801,743
GS VIT Strategic Gro, Inst	7,928
GS VIT Strategic Intl Eq, Inst	20,602
GS VIT U.S. Eq Insights, Inst	90,876
Invesco VI Am Fran, Ser I	99,277
Invesco VI Am Fran, Ser II	7,253
Invesco VI Comstock, Ser II	1,872,600
Invesco VI Core Eq, Ser I	220,809
Invesco VI Core Eq, Ser II	478,103
Invesco VI Global Hlth, Ser II	402,630
Invesco VI Gro & Inc, Ser II	45,186
Invesco VI Intl Gro, Ser I	12,079
Invesco VI Intl Gro, Ser II	217,470
Invesco VI Mid Cap Core Eq, Ser II	231,140
Invesco VI Mid Cap Gro, Ser I	36,192
Invesco VI Mid Cap Gro, Ser II	9,067
Invesco VI Val Opp, Ser II	401,434
Janus Aspen Bal, Inst	213,228
Janus Aspen Enterprise, Serv	4,204
Janus Aspen Gbl Res, Inst	39,554
Janus Aspen Global Tech, Serv	77
Janus Aspen Janus, Serv	307,183
Janus Aspen Overseas, Serv	57,101
JPM Ins Trust U.S. Eq, Cl 1	91,748
Lazard Retire Intl Eq, Serv	1,566
Lazard Retire U.S. Strategic, Serv	40,406
LVIP Baron Gro Opp, Serv Cl	112,807
MFS Inv Gro Stock, Serv Cl	268,087
MFS Inv Trust, Init Cl	46,924
MFS Inv Trust, Serv Cl	5,502
MFS New Dis, Init Cl	65,357

 320  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

Division	Purchases

MFS New Dis, Serv Cl	$71,540
MFS Research, Init Cl	118,018
MFS Total Return, Init Cl	2,787
MFS Total Return, Serv Cl	1,182,520
MFS Utilities, Init Cl	374,578
MFS Utilities, Serv Cl	212,315
MS UIF Global Real Est, Cl II	175,488
MS UIF Mid Cap Gro, Cl II	112,678
MS UIF U.S. Real Est, Cl I	50,619
MS UIF U.S. Real Est, Cl II	203,543
Oppen Cap Appr VA	9,321
Oppen Cap Appr VA, Serv	425,907
Oppen Global VA	472
Oppen Global VA, Serv	248,750
Oppen Global Strategic Inc VA	10,303
Oppen Global Strategic Inc VA, Srv	7,147,560
Oppen Main St VA	836
Oppen Main St Sm Cap VA, Serv	335,312
PIMCO VIT All Asset, Advisor Cl	650,198
Put VT Div Inc, Cl IA	38,978
Put VT Div Inc, Cl IB	18,494
Put VT Global Eq, Cl IA	7,889
Put VT Global Hlth Care, Cl IB	149,039
Put VT Gro & Inc, Cl IA	149,916
Put VT Gro & Inc, Cl IB	147,295
Put VT Hi Yield, Cl IA	62,430
Put VT Hi Yield, Cl IB	19,697
Put VT Inc, Cl IB	4,250
Put VT Intl Eq, Cl IB	207,870
Put VT Intl Gro, Cl IB	20,997
Put VT Intl Val, Cl IB	6
Put VT Multi-Cap Gro, Cl IA	15,177
Put VT Multi-Cap Gro, Cl IB	92,155
Put VT Research, Cl IB	1,552
Put VT Sm Cap Val, Cl IB	27,084
Put VT Voyager, Cl IA	3,196
Put VT Voyager, Cl IB	29,982
Royce Micro-Cap, Invest Cl	70,554
Royce Sm-Cap, Invest Cl	108,062
Third Ave Val	124,290
VP Aggr, Cl 2	7,562,658
VP Aggr, Cl 4	15,036,990
VP BR Gl Infl Prot Sec, Cl 3	1,370,627
VP Conserv, Cl 2	15,400,074
VP Conserv, Cl 4	33,714,281
VP Mod, Cl 2	39,394,741
VP Mod, Cl 4	96,533,971
VP Mod Aggr, Cl 2	19,795,224
VP Mod Aggr, Cl 4	43,014,827
VP Mod Conserv, Cl 2	3,877,567
VP Mod Conserv, Cl 4	19,286,986
VP Ptnrs Sm Cap Val, Cl 3	201,276
VP Sit Divd Gro, Cl 3	208,050
VP Vty Estb Val, Cl 3	2
Wanger Intl	2,700,161
Wanger USA	2,139,871
WF Adv VT Index Asset Alloc, Cl 2	200,729
WF Adv VT Intl Eq, Cl 1	27,273
WF Adv VT Intl Eq, Cl 2	1,074,813
WF Adv VT Intrinsic Val, Cl 2	242,289
WF Adv VT Omega Gro, Cl 1	95,600
WF Adv VT Omega Gro, Cl 2	3,460,744
WF Adv VT Opp, Cl 1	5,445
WF Adv VT Opp, Cl 2	53,939
WF Adv VT Sm Cap Gro, Cl 2	591,022
WF Adv VT Sm Cap Val, Cl 1	36,494
WF Adv VT Sm Cap Val, Cl 2	72,550
WF Adv VT Total Return Bond, Cl 2	3,797,239

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  321

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Bal Wealth Strategy,	Global Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

1.00%	$1.37	$0.55	$1.69	$—	$1.14
1.05%	1.37	1.10	1.45	—	0.81
1.10%	1.37	0.54	1.67	—	—
1.15%	1.36	1.10	1.69	—	1.33
1.20%	1.36	1.28	1.83	—	0.81
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.36	0.53	1.63	—	0.80
1.30%	1.35	1.78	2.24	—	1.31
1.35%	1.35	0.52	1.61	—	1.30
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.34	0.81	2.08	1.65	1.30
1.45%	1.34	1.25	1.79	—	1.29
1.50%	1.34	0.48	2.05	1.51	1.29
1.55%	1.33	1.74	2.18	—	1.28
1.60%	1.33	0.51	2.03	1.61	1.27
1.65%	1.33	1.72	2.16	—	1.27
1.70%	1.32	1.62	2.01	—	1.26
1.75%	1.32	1.21	1.73	—	1.25
1.80%	1.32	1.60	1.97	—	1.25
1.85%	1.31	1.68	2.11	—	1.24
1.90%	1.31	1.04	1.57	—	1.24
1.95%	1.31	1.04	1.56	—	1.23
2.00%	1.30	1.04	1.55	—	1.22
2.05%	1.30	1.03	1.55	—	1.22
2.10%	1.30	1.03	1.54	—	1.21
2.15%	1.29	1.03	1.53	—	1.21
2.20%	1.29	1.02	1.52	—	1.20
2.25%	—	1.20	1.76	—	1.09

 322  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl I	Cl II	Cl II	Cl II

1.00%	$0.97	$—	$—	$—	$1.80
1.05%	—	—	1.30	1.28	1.48
1.10%	0.96	—	—	—	—
1.15%	—	—	1.35	1.82	1.47
1.20%	1.78	—	1.28	1.27	1.46
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.94	—	1.28	1.26	1.46
1.30%	2.15	—	1.33	1.80	1.45
1.35%	0.93	—	1.32	1.79	1.45
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.11	2.00	1.31	1.25	1.44
1.45%	1.74	—	1.31	1.77	1.44
1.50%	0.91	—	1.30	1.76	1.43
1.55%	2.09	—	1.30	1.75	1.43
1.60%	0.97	—	1.29	1.23	1.42
1.65%	2.07	—	1.28	1.74	1.42
1.70%	1.84	—	1.28	1.73	1.41
1.75%	1.68	—	1.27	1.72	1.41
1.80%	1.82	—	1.26	1.71	1.40
1.85%	2.02	—	1.26	1.70	1.40
1.90%	—	—	1.25	1.69	1.39
1.95%	—	—	1.25	1.69	1.39
2.00%	—	—	1.24	1.68	1.39
2.05%	—	—	1.23	1.67	1.38
2.10%	—	—	1.23	1.66	1.38
2.15%	—	—	1.22	1.65	1.37
2.20%	—	—	1.22	1.65	1.37
2.25%	—	—	—	—	1.71

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  323

	AC VP	AC VP	AC VP	CB Var Sm	Col VP
	Ultra,	Val,	Val,	Cap Gro,	Asset Alloc,
Subaccount	Cl II	Cl I	Cl II	Cl I	Cl 1

1.00%	$1.81	$—	$1.70	$2.30	$—
1.05%	1.55	—	1.48	1.83	—
1.10%	—	—	—	—	—
1.15%	1.63	—	1.75	1.82	2.04
1.20%	1.53	—	1.46	1.81	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.53	—	1.46	1.81	2.02
1.30%	1.61	—	1.72	1.80	—
1.35%	1.60	—	1.71	1.80	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.51	2.78	1.70	1.79	—
1.45%	1.59	—	1.70	1.78	—
1.50%	1.58	—	1.69	1.78	—
1.55%	1.57	—	1.68	1.77	—
1.60%	1.49	—	1.67	1.77	—
1.65%	1.56	—	1.66	1.76	—
1.70%	1.55	—	1.66	1.75	—
1.75%	1.54	—	1.65	1.75	—
1.80%	1.54	—	1.64	1.74	—
1.85%	1.53	—	1.63	1.74	—
1.90%	1.52	—	1.62	1.73	—
1.95%	1.51	—	1.62	1.72	—
2.00%	1.51	—	1.61	1.72	—
2.05%	1.50	—	1.60	1.71	—
2.10%	1.49	—	1.59	1.71	—
2.15%	1.48	—	1.58	1.70	—
2.20%	1.48	—	1.58	1.70	—
2.25%	1.72	—	1.62	2.18	—

 324  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$1.49	$1.11	$1.49	$2.09	$1.12
1.05%	—	1.02	1.33	1.30	1.31
1.10%	1.47	1.04	1.47	2.07	—
1.15%	1.55	1.11	1.64	2.12	2.89
1.20%	—	1.03	1.37	2.28	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.52	1.09	1.61	2.09	2.85
1.30%	—	1.01	1.38	2.69	2.33
1.35%	1.42	1.05	1.43	2.01	2.32
1.40%	—	—	—	2.06	—
1.40%	—	—	—	2.22	—
1.40%	2.87	1.26	2.09	—	2.31
1.45%	—	1.00	1.33	2.20	2.29
1.50%	1.33	1.03	1.54	2.19	2.28
1.55%	—	0.98	1.34	2.62	2.27
1.60%	1.38	1.02	1.52	2.15	2.26
1.65%	—	0.97	1.33	2.14	2.25
1.70%	1.51	0.95	1.34	2.13	2.24
1.75%	—	0.97	1.29	1.94	2.23
1.80%	1.48	0.94	1.29	1.93	2.22
1.85%	—	0.95	1.29	2.52	2.21
1.90%	—	0.96	1.27	1.74	2.20
1.95%	—	0.96	1.26	1.73	2.19
2.00%	—	0.95	1.26	1.72	2.18
2.05%	—	0.95	1.25	1.71	2.17
2.10%	—	0.95	1.24	1.70	2.15
2.15%	—	0.94	1.24	1.69	2.14
2.20%	—	0.94	1.23	1.69	2.13
2.25%	—	0.91	1.09	1.51	1.07

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  325

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	$1.46	$—	$0.90	$1.42	$1.41
1.05%	1.71	—	0.90	1.67	1.22
1.10%	—	—	—	—	—
1.15%	2.18	0.90	0.90	1.88	1.79
1.20%	2.10	—	0.90	1.66	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.15	0.89	0.90	1.65	1.20
1.30%	1.93	—	0.90	1.87	1.77
1.35%	1.92	—	0.89	1.86	1.76
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.04	—	0.89	1.63	1.96
1.45%	1.98	—	0.89	1.85	1.74
1.50%	1.95	—	0.89	1.84	1.73
1.55%	1.88	—	0.89	1.83	1.72
1.60%	1.95	—	0.89	1.61	1.17
1.65%	1.93	—	0.89	1.81	1.71
1.70%	1.92	—	0.89	1.80	1.70
1.75%	1.85	—	0.89	1.79	1.69
1.80%	2.02	—	0.89	1.79	1.68
1.85%	1.83	—	0.89	1.78	1.67
1.90%	1.82	—	0.89	1.77	1.67
1.95%	1.81	—	0.89	1.76	1.66
2.00%	1.80	—	0.89	1.75	1.65
2.05%	1.79	—	0.89	1.74	1.64
2.10%	1.79	—	0.89	1.74	1.63
2.15%	1.78	—	0.89	1.73	1.63
2.20%	1.77	—	0.89	1.72	1.62
2.25%	1.38	—	0.89	1.35	1.34

 326  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Subaccount	Cl 1	Cl 3	Cl 3	Cl 2	Cl 2

1.00%	$—	$1.61	$1.40	$1.00	$1.01
1.05%	—	1.37	1.40	1.00	1.01
1.10%	—	1.59	1.39	—	—
1.15%	1.35	1.63	1.62	1.00	1.01
1.20%	—	1.70	1.05	1.00	1.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.35	1.56	1.05	1.00	1.01
1.30%	—	1.96	1.60	1.00	1.01
1.35%	—	1.55	1.59	1.00	1.01
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	0.69	2.34	1.00	1.01
1.45%	—	1.65	1.02	1.00	1.01
1.50%	—	0.68	1.01	1.00	1.01
1.55%	—	1.91	1.56	1.00	1.01
1.60%	—	0.71	1.02	1.00	1.01
1.65%	—	1.88	0.99	1.00	1.01
1.70%	—	1.55	0.98	1.00	1.01
1.75%	—	1.60	1.53	1.00	1.01
1.80%	—	1.53	1.96	1.00	1.01
1.85%	—	1.84	1.51	1.00	1.01
1.90%	—	1.52	1.51	1.00	1.01
1.95%	—	1.51	1.50	1.00	1.01
2.00%	—	1.50	1.49	1.00	1.01
2.05%	—	1.49	1.48	1.00	1.01
2.10%	—	1.49	1.48	1.00	1.01
2.15%	—	1.48	1.47	1.00	1.01
2.20%	—	1.47	1.46	1.00	1.01
2.25%	—	1.69	1.75	1.00	1.01

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  327

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Subaccount	Cl 2	Cl 2	Cl 1	Cl 2	Cl 3

1.00%	$1.03	$1.02	$1.76	$1.30	$2.15
1.05%	1.03	1.02	1.46	1.03	1.42
1.10%	—	—	—	—	2.13
1.15%	1.03	1.02	1.45	1.02	1.70
1.20%	1.03	1.02	1.45	1.02	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.02	1.44	1.01	2.09
1.30%	1.03	1.02	1.44	1.01	2.13
1.35%	1.03	1.02	1.43	1.01	2.07
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.03	1.02	1.43	1.00	2.06
1.45%	1.03	1.02	1.42	1.00	1.70
1.50%	1.03	1.02	1.42	1.00	2.03
1.55%	1.03	1.02	1.41	0.99	2.08
1.60%	1.03	1.02	1.41	0.99	2.01
1.65%	1.03	1.02	1.40	0.99	2.05
1.70%	1.03	1.02	1.40	0.98	1.99
1.75%	1.03	1.02	1.39	0.98	1.65
1.80%	1.03	1.02	1.39	0.98	1.97
1.85%	1.03	1.02	1.38	0.97	2.01
1.90%	1.03	1.02	1.38	0.97	1.58
1.95%	1.03	1.02	1.38	0.97	1.58
2.00%	1.03	1.02	1.37	0.96	1.57
2.05%	1.03	1.02	1.37	0.96	1.56
2.10%	1.03	1.02	1.36	0.96	1.55
2.15%	1.03	1.02	1.36	0.95	1.55
2.20%	1.03	1.02	1.35	0.95	1.54
2.25%	1.03	1.02	1.67	1.24	—

 328  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

1.00%	$1.85	$1.38	$—	$2.42	$1.81
1.05%	1.33	1.49	1.50	—	1.49
1.10%	—	1.36	—	2.39	—
1.15%	1.32	1.39	1.82	2.62	2.06
1.20%	1.31	1.84	1.49	2.04	1.47
1.25%	—	—	—	—	—
1.25%	—	1.37	—	—	—
1.25%	—	1.34	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.31	—	1.48	2.58	1.47
1.30%	1.31	2.23	1.79	—	2.03
1.35%	1.30	1.32	1.79	2.31	2.02
1.40%	—	—	—	2.18	—
1.40%	—	—	—	1.98	—
1.40%	1.30	2.21	1.46	—	1.45
1.45%	1.29	1.79	1.77	1.97	2.00
1.50%	1.29	1.78	1.76	1.96	1.99
1.55%	1.28	2.16	1.75	—	1.98
1.60%	1.28	2.15	1.44	2.16	1.43
1.65%	1.28	2.14	1.74	1.92	1.96
1.70%	1.27	1.65	1.73	1.90	1.95
1.75%	1.27	1.74	1.72	—	1.94
1.80%	1.26	1.64	1.71	2.37	1.93
1.85%	1.26	2.09	1.70	—	1.92
1.90%	1.25	1.62	1.69	—	1.91
1.95%	1.25	1.61	1.69	—	1.91
2.00%	1.25	1.61	1.68	—	1.90
2.05%	1.24	1.60	1.67	—	1.89
2.10%	1.24	1.59	1.66	—	1.88
2.15%	1.23	1.58	1.65	—	1.87
2.20%	1.23	1.58	1.65	—	1.86
2.25%	1.76	1.66	—	—	1.72

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  329

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Subaccount	Cl 1	Cl 1	Cl 3	Return	Serv

1.00%	$—	$—	$1.27	$0.88	$—
1.05%	—	—	1.07	0.74	1.52
1.10%	—	—	1.24	—	—
1.15%	2.77	0.97	1.07	0.73	2.00
1.20%	—	—	1.25	0.73	1.51
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	1.23	—	—
1.25%	—	—	1.24	—	—
1.25%	—	—	—	—	—
1.25%	2.74	0.97	—	0.73	1.50
1.30%	—	—	1.05	0.72	1.98
1.35%	—	—	1.22	0.72	1.97
1.40%	—	—	1.21	—	—
1.40%	—	—	1.21	—	—
1.40%	—	—	—	0.72	1.48
1.45%	—	—	1.19	0.72	1.95
1.50%	—	—	1.18	0.71	1.94
1.55%	—	—	1.02	0.71	1.93
1.60%	—	—	1.18	0.71	1.46
1.65%	—	—	1.16	0.71	1.91
1.70%	—	—	1.15	0.70	1.90
1.75%	—	—	1.01	0.70	1.89
1.80%	—	—	1.01	0.70	1.88
1.85%	—	—	0.99	0.70	1.87
1.90%	—	—	1.00	0.69	1.86
1.95%	—	—	0.99	0.69	1.86
2.00%	—	—	0.99	0.69	1.85
2.05%	—	—	0.98	0.69	1.84
2.10%	—	—	0.98	0.69	1.83
2.15%	—	—	0.97	0.68	1.82
2.20%	—	—	0.97	0.68	1.81
2.25%	—	—	0.94	0.84	—

 330  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Subaccount	Serv	Init	Serv	Serv	Serv

1.00%	$—	$—	$—	$1.32	$1.14
1.05%	1.75	—	1.58	1.00	0.98
1.10%	—	—	—	—	—
1.15%	1.93	—	1.72	0.99	1.40
1.20%	1.73	1.06	1.57	0.99	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.72	1.05	1.56	0.98	0.97
1.30%	1.90	—	1.69	0.98	1.38
1.35%	1.89	—	1.68	0.98	1.37
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.88	1.23	1.68	0.97	0.96
1.45%	1.87	1.02	1.67	0.97	1.36
1.50%	1.87	1.02	1.66	0.97	1.35
1.55%	1.86	—	1.65	0.96	1.35
1.60%	1.85	2.17	1.64	0.96	0.94
1.65%	1.84	1.00	1.64	0.96	1.33
1.70%	1.83	0.99	1.63	0.95	1.33
1.75%	1.82	—	1.62	0.95	1.32
1.80%	1.81	2.12	1.61	0.95	1.31
1.85%	1.80	—	1.60	0.95	1.31
1.90%	1.79	—	1.60	0.94	1.30
1.95%	1.79	—	1.59	0.94	1.29
2.00%	1.78	—	1.58	0.94	1.29
2.05%	1.77	—	1.57	0.93	1.28
2.10%	1.76	—	1.57	0.93	1.28
2.15%	1.75	—	1.56	0.93	1.27
2.20%	1.74	—	1.55	0.92	1.26
2.25%	—	—	—	1.25	1.08

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  331

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Subaccount	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$1.23	$—	$—	$2.09	$2.34
1.05%	1.21	—	—	—	1.51
1.10%	—	—	—	2.06	2.31
1.15%	1.21	1.68	—	—	2.05
1.20%	1.20	—	—	—	2.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.20	1.66	—	2.02	2.27
1.30%	1.19	—	—	—	2.70
1.35%	1.19	—	—	1.99	2.25
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.19	—	1.75	—	2.51
1.45%	1.18	—	—	—	2.12
1.50%	1.18	—	1.68	—	2.48
1.55%	1.17	—	—	—	2.62
1.60%	1.17	—	1.71	—	2.45
1.65%	1.17	—	—	—	2.60
1.70%	1.16	—	1.64	—	2.43
1.75%	1.16	—	—	—	2.06
1.80%	1.16	—	1.62	—	2.39
1.85%	1.15	—	—	—	2.54
1.90%	1.15	—	—	—	1.91
1.95%	1.14	—	—	—	1.90
2.00%	1.14	—	—	—	1.89
2.05%	1.14	—	—	—	1.88
2.10%	1.13	—	—	—	1.87
2.15%	1.13	—	—	—	1.86
2.20%	1.12	—	—	—	1.85
2.25%	1.16	—	—	—	1.64

 332  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$—	$—	$—	$—	$1.69
1.05%	—	—	—	—	1.54
1.10%	—	—	—	—	1.67
1.15%	—	1.55	—	1.30	1.72
1.20%	2.19	—	—	—	1.74
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.17	1.53	—	1.28	1.64
1.30%	—	—	—	—	2.25
1.35%	—	—	—	—	1.63
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.13	1.53	1.71	—	1.58
1.45%	2.12	—	—	—	1.69
1.50%	2.10	1.50	1.69	—	1.56
1.55%	—	—	—	—	2.19
1.60%	2.49	1.51	1.67	—	1.54
1.65%	2.07	—	—	—	2.17
1.70%	2.05	—	1.67	—	1.52
1.75%	—	—	—	—	1.64
1.80%	2.43	—	1.64	—	1.50
1.85%	—	—	—	—	2.12
1.90%	—	—	—	—	1.60
1.95%	—	—	—	—	1.60
2.00%	—	—	—	—	1.59
2.05%	—	—	—	—	1.58
2.10%	—	—	—	—	1.57
2.15%	—	—	—	—	1.57
2.20%	—	—	—	—	1.56
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  333

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$1.66	$—	$1.14	$3.73	$3.02
1.05%	—	—	1.33	—	1.60
1.10%	1.64	—	—	3.68	2.98
1.15%	—	—	1.37	4.95	2.53
1.20%	—	2.01	1.32	—	3.29
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	2.00	1.31	4.88	3.27
1.30%	—	—	1.35	—	3.51
1.35%	1.58	—	1.34	3.55	2.90
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.96	1.30	4.80	3.21
1.45%	—	1.95	1.33	—	3.19
1.50%	—	1.94	1.32	3.30	3.17
1.55%	—	—	1.32	—	3.42
1.60%	—	2.00	1.28	3.26	2.97
1.65%	—	1.90	1.30	—	3.11
1.70%	—	1.89	1.30	—	3.09
1.75%	—	—	1.29	—	2.58
1.80%	—	1.96	1.29	—	2.90
1.85%	—	—	1.28	—	3.30
1.90%	—	—	1.27	—	2.35
1.95%	—	—	1.27	—	2.34
2.00%	—	—	1.26	—	2.33
2.05%	—	—	1.25	—	2.32
2.10%	—	—	1.25	—	2.31
2.15%	—	—	1.24	—	2.30
2.20%	—	—	1.24	—	2.28
2.25%	—	—	1.08	—	1.66

 334  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

			FTVIPT Frank
	Fid VIP	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank
	Overseas,	Overseas,	Real Est,	Inc,	Rising Divd,
Subaccount	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$—	$1.85	$1.66	$1.48	$—
1.05%	—	1.18	0.86	1.51	1.54
1.10%	—	1.83	1.64	—	—
1.15%	—	1.68	1.35	1.79	1.85
1.20%	—	1.84	2.49	2.62	1.53
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.80	2.47	2.61	1.52
1.30%	—	2.47	1.79	1.76	1.82
1.35%	—	1.78	1.59	1.75	1.81
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.43	2.44	2.28	2.19	1.50
1.45%	—	1.79	2.13	2.17	1.80
1.50%	1.22	1.78	2.12	2.16	1.79
1.55%	—	2.40	1.74	1.72	1.78
1.60%	1.13	2.39	2.33	2.11	1.48
1.65%	—	2.37	2.07	2.11	1.76
1.70%	—	1.60	2.06	2.10	1.75
1.75%	—	1.74	1.30	1.69	1.75
1.80%	—	1.58	1.60	2.18	1.74
1.85%	—	2.32	1.64	1.67	1.73
1.90%	—	1.57	1.25	1.66	1.72
1.95%	—	1.56	—	1.65	1.71
2.00%	—	1.55	1.24	1.65	1.70
2.05%	—	1.54	1.23	1.64	1.70
2.10%	—	1.54	1.23	1.63	1.69
2.15%	—	1.53	1.22	1.62	1.68
2.20%	—	1.52	1.22	1.61	1.67
2.25%	—	1.35	—	1.41	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  335

		FTVIPT Frank	FTVIPT Frank
	FTVIPT Frank	Sm Mid	Mutual	FTVIPT	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Temp Dev Mkts,	Temp Foreign,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$2.51	$1.42	$2.21	$2.55	$1.70
1.05%	—	1.58	1.34	—	—
1.10%	2.48	1.40	2.18	2.52	1.68
1.15%	4.01	1.87	2.30	—	1.79
1.20%	2.43	1.01	2.32	—	1.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.65
1.25%	—	—	2.30	—	—
1.25%	—	—	2.26	—	1.76
1.25%	3.95	1.85	—	2.47	—
1.30%	3.19	2.63	2.15	—	2.48
1.35%	2.41	1.35	2.11	2.44	1.62
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.63	0.91	2.24	—	2.00
1.45%	2.36	0.97	2.12	—	1.94
1.50%	2.60	0.90	2.11	—	1.98
1.55%	3.11	2.56	2.10	—	2.42
1.60%	2.57	1.88	2.22	—	1.95
1.65%	2.31	0.88	2.07	—	2.39
1.70%	2.54	0.87	2.05	—	1.93
1.75%	2.37	1.87	1.74	—	1.89
1.80%	2.51	1.84	1.75	—	1.87
1.85%	3.01	2.47	2.03	—	2.34
1.90%	—	1.76	1.59	—	—
1.95%	—	1.75	1.58	—	—
2.00%	—	1.75	1.57	—	—
2.05%	—	1.74	1.57	—	—
2.10%	—	1.73	1.56	—	—
2.15%	—	1.72	1.55	—	—
2.20%	—	1.71	1.54	—	—
2.25%	—	—	—	—	—

 336  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

				GS VIT	GS VIT
	FTVIPT	FTVIPT	GS VIT	Strategic	Strategic
	Temp Global Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

1.00%	$1.28	$1.56	$1.86	$—	$—
1.05%	1.81	1.26	1.59	—	—
1.10%	—	—	—	—	—
1.15%	2.13	1.65	2.26	—	—
1.20%	1.78	1.24	4.37	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.78	1.24	4.34	—	—
1.30%	2.10	1.62	2.23	—	—
1.35%	2.09	1.62	2.22	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.08	1.23	3.80	1.38	1.30
1.45%	2.07	1.60	4.22	—	—
1.50%	2.06	1.59	4.19	1.19	1.04
1.55%	2.05	1.58	2.17	—	—
1.60%	2.04	1.21	2.98	1.22	0.99
1.65%	2.03	1.57	4.11	—	—
1.70%	2.02	1.56	4.08	—	—
1.75%	2.01	1.55	2.13	—	—
1.80%	2.00	1.55	2.91	—	—
1.85%	1.99	1.54	2.11	—	—
1.90%	1.98	1.53	2.10	—	—
1.95%	1.97	1.52	2.09	—	—
2.00%	1.96	1.52	2.08	—	—
2.05%	1.95	1.51	2.07	—	—
2.10%	1.94	1.50	2.06	—	—
2.15%	1.93	1.50	2.05	—	—
2.20%	1.92	1.49	2.04	—	—
2.25%	1.22	1.48	1.77	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  337

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Subaccount	Inst	Ser I	Ser II	Ser II	Ser I

1.00%	$1.81	$1.34	$1.34	$2.40	$1.58
1.05%	1.25	—	1.34	1.49	—
1.10%	—	1.34	1.34	2.37	1.57
1.15%	1.24	1.34	1.33	1.82	1.56
1.20%	1.34	1.34	1.33	1.99	1.55
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.34	1.33	2.33	1.55
1.30%	1.23	—	1.33	2.40	—
1.35%	1.22	1.34	1.33	2.31	1.54
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.43	1.33	1.33	2.29	2.05
1.45%	1.30	1.33	1.33	1.94	1.53
1.50%	1.29	1.33	1.33	2.27	1.52
1.55%	1.21	—	1.33	2.33	—
1.60%	1.30	1.33	1.32	2.24	1.51
1.65%	1.26	1.33	1.32	2.31	1.50
1.70%	1.25	1.33	1.32	2.22	1.50
1.75%	1.19	—	1.32	1.89	—
1.80%	2.14	1.33	1.32	2.19	1.48
1.85%	1.18	—	1.32	2.26	—
1.90%	1.18	—	1.32	1.69	—
1.95%	1.17	—	1.32	1.68	—
2.00%	1.17	—	1.32	1.67	—
2.05%	1.17	—	1.31	1.67	—
2.10%	1.16	—	1.31	1.66	—
2.15%	1.16	—	1.31	1.65	—
2.20%	1.15	—	1.31	1.64	—
2.25%	1.72	—	1.31	1.70	—

 338  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	Intl Gro,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

1.00%	$1.55	$1.85	$2.31	$—	$1.41
1.05%	—	1.62	—	—	1.13
1.10%	1.54	—	2.29	—	—
1.15%	—	1.61	—	—	1.12
1.20%	1.53	1.60	2.01	—	1.12
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.52	1.60	2.25	—	1.11
1.30%	1.51	1.59	2.38	—	1.11
1.35%	1.51	1.59	2.22	—	1.11
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.50	1.58	2.21	2.24	1.10
1.45%	1.50	1.58	1.96	—	1.10
1.50%	1.49	1.57	2.19	—	1.09
1.55%	1.49	1.57	2.32	—	1.09
1.60%	1.48	1.56	2.16	—	1.09
1.65%	1.47	1.56	2.29	—	1.08
1.70%	1.47	1.55	2.12	—	1.08
1.75%	1.46	1.55	1.90	—	1.08
1.80%	1.46	1.54	2.10	—	1.07
1.85%	1.45	1.54	2.25	—	1.07
1.90%	—	1.53	—	—	1.07
1.95%	—	1.53	—	—	1.06
2.00%	—	1.52	—	—	1.06
2.05%	—	1.52	—	—	1.06
2.10%	—	1.51	—	—	1.05
2.15%	—	1.51	—	—	1.05
2.20%	—	1.50	—	—	1.04
2.25%	—	1.76	—	—	1.34

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  339

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Subaccount	Ser II	Ser I	Ser II	Ser II	Inst

1.00%	$—	$—	$1.32	$1.39	$—
1.05%	1.48	—	1.32	1.15	—
1.10%	—	—	1.32	1.38	—
1.15%	1.77	—	1.32	1.35	—
1.20%	1.47	—	1.32	1.46	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.46	—	1.31	1.35	—
1.30%	1.75	—	1.31	1.83	—
1.35%	1.74	—	1.31	1.34	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.44	1.32	1.31	1.67	3.15
1.45%	1.72	—	1.31	1.43	—
1.50%	1.71	1.31	1.31	1.65	—
1.55%	1.71	—	1.31	1.78	—
1.60%	1.42	1.31	1.31	1.64	—
1.65%	1.69	—	1.31	1.76	—
1.70%	1.68	—	1.30	1.62	—
1.75%	1.67	—	1.30	1.38	—
1.80%	1.67	—	1.30	1.60	—
1.85%	1.66	—	1.30	1.72	—
1.90%	1.65	—	1.30	1.26	—
1.95%	1.64	—	1.30	1.25	—
2.00%	1.63	—	1.30	1.24	—
2.05%	1.63	—	1.30	1.24	—
2.10%	1.62	—	1.30	1.23	—
2.15%	1.61	—	1.29	1.23	—
2.20%	1.60	—	1.29	1.22	—
2.25%	—	—	1.29	—	—

 340  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Inst	Serv	Serv	Serv

1.00%	$—	$—	$—	$1.65	$—
1.05%	—	—	—	1.35	—
1.10%	—	—	—	—	—
1.15%	1.11	—	0.80	1.01	—
1.20%	—	—	—	1.33	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	—	0.79	1.00	—
1.30%	—	—	—	1.33	—
1.35%	—	—	—	1.32	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	0.98	1.77	0.73	0.93	1.40
1.45%	—	—	—	1.31	—
1.50%	0.97	—	0.72	0.91	1.38
1.55%	—	—	—	1.30	—
1.60%	0.80	—	0.71	0.89	1.24
1.65%	—	—	—	1.30	—
1.70%	—	—	—	1.29	—
1.75%	—	—	—	1.29	—
1.80%	—	—	—	1.28	—
1.85%	—	—	—	1.28	—
1.90%	—	—	—	1.27	—
1.95%	—	—	—	1.27	—
2.00%	—	—	—	1.27	—
2.05%	—	—	—	1.26	—
2.10%	—	—	—	1.26	—
2.15%	—	—	—	1.25	—
2.20%	—	—	—	1.25	—
2.25%	—	—	—	1.57	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  341

	JPM Ins	Lazard Retire	Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Subaccount	Cl 1	Serv	Serv	Serv Cl	Serv Cl

1.00%	$—	$—	$—	$—	$1.12
1.05%	—	—	—	—	1.59
1.10%	—	—	—	—	1.11
1.15%	—	—	—	—	1.81
1.20%	—	—	—	—	1.84
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.09
1.30%	—	—	—	—	2.19
1.35%	—	—	—	—	1.07
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.24	1.33	1.48	3.39	2.17
1.45%	—	—	—	—	1.79
1.50%	2.23	1.30	1.47	2.80	1.78
1.55%	—	—	—	—	2.13
1.60%	2.22	1.28	1.56	2.78	2.12
1.65%	—	—	—	—	2.11
1.70%	—	—	—	—	1.71
1.75%	—	—	—	—	1.74
1.80%	—	—	—	—	1.70
1.85%	—	—	—	—	2.06
1.90%	—	—	—	—	1.68
1.95%	—	—	—	—	1.67
2.00%	—	—	—	—	1.66
2.05%	—	—	—	—	1.66
2.10%	—	—	—	—	1.65
2.15%	—	—	—	—	1.64
2.20%	—	—	—	—	1.63
2.25%	—	—	—	—	—

 342  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MFS	MFS	MFS	MFS	MFS
	Inv Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

1.00%	$—	$—	$—	$2.01	$—
1.05%	—	—	—	1.95	—
1.10%	—	—	—	1.99	—
1.15%	1.57	1.45	2.80	1.82	—
1.20%	1.55	—	—	2.30	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.55	1.43	2.76	1.79	—
1.30%	—	—	—	3.10	—
1.35%	—	—	—	1.92	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.49	1.75	2.77	2.21	1.57
1.45%	1.48	—	—	2.24	—
1.50%	1.47	1.73	1.84	2.19	1.28
1.55%	—	—	—	3.02	—
1.60%	2.31	1.71	1.68	2.16	1.33
1.65%	1.44	—	—	2.99	—
1.70%	1.43	1.70	—	2.14	—
1.75%	—	—	—	2.17	—
1.80%	2.26	1.67	—	2.11	—
1.85%	—	—	—	2.92	—
1.90%	—	—	—	2.18	—
1.95%	—	—	—	2.17	—
2.00%	—	—	—	2.16	—
2.05%	—	—	—	2.15	—
2.10%	—	—	—	2.14	—
2.15%	—	—	—	2.13	—
2.20%	—	—	—	2.12	—
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  343

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

1.00%	$—	$1.91	$—	$3.65	$1.45
1.05%	—	1.39	—	1.97	0.92
1.10%	—	1.88	—	3.61	—
1.15%	1.98	1.78	2.91	2.35	0.92
1.20%	—	1.65	2.24	3.33	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.96	1.76	2.87	2.32	0.91
1.30%	—	1.82	—	4.04	0.91
1.35%	—	1.82	—	3.51	0.90
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.63	2.97	3.40	0.90
1.45%	—	1.61	2.16	3.25	0.90
1.50%	—	1.62	1.95	3.36	0.89
1.55%	—	1.78	—	3.93	0.89
1.60%	—	1.60	2.24	3.24	0.89
1.65%	—	1.76	1.91	3.80	0.88
1.70%	—	1.58	1.90	3.28	0.88
1.75%	—	1.56	—	3.15	0.88
1.80%	—	1.53	3.91	3.17	0.88
1.85%	—	1.72	—	3.72	0.87
1.90%	—	1.46	—	2.76	0.87
1.95%	—	1.46	—	2.75	0.87
2.00%	—	1.45	—	2.74	0.86
2.05%	—	1.44	—	2.72	0.86
2.10%	—	1.43	—	2.71	0.86
2.15%	—	1.43	—	2.70	0.86
2.20%	—	1.42	—	2.68	0.85
2.25%	—	1.35	—	1.58	1.38

 344  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Subaccount	Cl II	Cl I	Cl II	VA	Serv

1.00%	$1.82	$2.81	$—	$—	$1.56
1.05%	1.62	—	1.21	—	1.34
1.10%	—	2.78	—	—	1.55
1.15%	1.61	—	2.12	—	1.53
1.20%	1.61	2.22	1.20	—	1.59
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	2.73	1.20	—	1.52
1.30%	1.59	2.97	2.09	—	1.97
1.35%	1.59	2.70	2.08	—	1.50
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.58	2.68	1.18	2.08	1.84
1.45%	1.58	2.17	2.06	—	1.55
1.50%	1.57	2.65	2.05	—	1.82
1.55%	1.57	2.89	2.04	—	1.91
1.60%	1.56	2.62	1.16	—	1.79
1.65%	1.56	2.85	2.02	—	1.89
1.70%	1.55	2.59	2.01	—	1.77
1.75%	1.55	2.10	2.00	—	1.50
1.80%	1.54	2.57	1.99	—	1.75
1.85%	1.54	2.79	1.98	—	1.85
1.90%	1.53	—	1.97	—	1.42
1.95%	1.53	—	1.96	—	1.42
2.00%	1.52	—	1.95	—	1.41
2.05%	1.52	—	1.94	—	1.40
2.10%	1.51	—	1.93	—	1.40
2.15%	1.51	—	1.92	—	1.39
2.20%	1.50	—	1.92	—	1.38
2.25%	1.73	—	—	—	1.52

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  345

			Oppen
	Oppen	Oppen	Global	Oppen Global	Oppen
	Global	Global VA,	Strategic Inc	Strategic Inc VA,	Main St
Subaccount	VA	Serv	VA	Srv	VA

1.00%	$—	$2.24	$—	$1.87	$—
1.05%	—	1.42	—	1.40	—
1.10%	—	2.22	—	1.85	—
1.15%	—	2.00	—	1.54	—
1.20%	—	2.21	—	1.82	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.20	—	1.81	—
1.30%	—	2.93	—	1.62	—
1.35%	—	2.15	—	1.80	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.84	2.16	2.05	1.78	1.51
1.45%	—	2.15	—	1.77	—
1.50%	—	2.13	—	1.76	—
1.55%	—	2.85	—	1.69	—
1.60%	—	2.53	—	1.64	—
1.65%	—	2.08	—	1.73	—
1.70%	—	2.08	—	1.72	—
1.75%	—	2.07	—	1.49	—
1.80%	—	2.47	—	1.61	—
1.85%	—	2.76	—	1.53	—
1.90%	—	1.86	—	1.43	—
1.95%	—	1.85	—	1.42	—
2.00%	—	1.84	—	1.42	—
2.05%	—	1.83	—	1.41	—
2.10%	—	1.83	—	1.40	—
2.15%	—	1.82	—	1.39	—
2.20%	—	1.81	—	1.39	—
2.25%	—	1.52	—	1.19	—

 346  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Oppen	PIMCO VIT	Put VT	Put VT	Put VT
	Main St Sm Cap VA,	All Asset,	Div Inc,	Div Inc,	Global Eq,
Subaccount	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

1.00%	$2.56	$1.26	$—	$—	$—
1.05%	1.55	1.32	—	—	—
1.10%	2.53	—	—	—	—
1.15%	2.21	1.31	—	—	—
1.20%	2.27	1.30	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.49	1.30	—	—	—
1.30%	3.16	1.29	—	—	—
1.35%	2.46	1.29	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2.94	1.29	2.47	1.91	1.71
1.45%	2.22	1.28	—	—	—
1.50%	2.90	1.28	—	—	—
1.55%	3.08	1.27	—	—	—
1.60%	2.87	1.27	—	—	—
1.65%	3.04	1.26	—	—	—
1.70%	2.84	1.26	—	—	—
1.75%	2.15	1.26	—	—	—
1.80%	2.80	1.25	—	—	—
1.85%	2.98	1.25	—	—	—
1.90%	2.05	1.24	—	—	—
1.95%	2.04	1.24	—	—	—
2.00%	2.03	1.24	—	—	—
2.05%	2.02	1.23	—	—	—
2.10%	2.01	1.23	—	—	—
2.15%	2.00	1.22	—	—	—
2.20%	2.00	1.22	—	—	—
2.25%	1.92	1.20	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  347

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Subaccount	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

1.00%	$2.35	$—	$1.62	$—	$—
1.05%	1.74	—	—	—	—
1.10%	2.32	—	1.60	—	—
1.15%	1.97	—	1.53	—	—
1.20%	1.97	—	1.70	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.96	—	1.51	—	—
1.30%	2.37	—	2.03	—	—
1.35%	2.26	—	1.54	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.93	3.39	1.81	2.92	2.15
1.45%	1.92	—	1.65	—	—
1.50%	1.91	—	1.57	—	—
1.55%	2.31	—	1.97	—	—
1.60%	2.20	—	1.52	—	—
1.65%	1.87	—	1.95	—	—
1.70%	1.86	—	1.54	—	—
1.75%	2.05	—	1.60	—	—
1.80%	2.13	—	1.49	—	—
1.85%	2.24	—	1.91	—	—
1.90%	1.84	—	—	—	—
1.95%	1.83	—	—	—	—
2.00%	1.82	—	—	—	—
2.05%	1.81	—	—	—	—
2.10%	1.80	—	—	—	—
2.15%	1.79	—	—	—	—
2.20%	1.78	—	—	—	—
2.25%	—	—	—	—	—

 348  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

1.00%	$—	$1.65	$1.14	$—	$—
1.05%	—	1.09	—	—	—
1.10%	—	1.63	1.12	—	—
1.15%	1.88	1.49	—	—	—
1.20%	—	1.08	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.86	1.47	1.10	—	—
1.30%	—	2.13	—	—	—
1.35%	—	1.58	1.08	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.60	1.50	1.32	1.49	3.09
1.45%	—	0.94	—	—	—
1.50%	1.59	0.93	—	—	—
1.55%	—	2.08	—	—	—
1.60%	1.57	1.64	—	—	—
1.65%	—	0.91	—	—	—
1.70%	1.55	0.91	—	—	—
1.75%	—	1.66	—	—	—
1.80%	1.46	1.59	—	—	—
1.85%	—	2.01	—	—	—
1.90%	—	1.49	—	—	—
1.95%	—	1.48	—	—	—
2.00%	—	1.47	—	—	—
2.05%	—	1.47	—	—	—
2.10%	—	1.46	—	—	—
2.15%	—	1.45	—	—	—
2.20%	—	1.45	—	—	—
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  349

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

1.00%	$1.66	$1.69	$—	$—	$—
1.05%	1.66	—	1.32	—	—
1.10%	1.65	1.67	—	—	—
1.15%	1.65	—	1.84	—	—
1.20%	1.65	1.74	1.31	—	—
1.25%	1.64	—	—	—	—
1.25%	1.64	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.63	1.30	—	—
1.30%	1.64	2.08	1.82	—	—
1.35%	1.64	1.62	1.81	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.64	2.05	1.80	2.31	2.17
1.45%	1.63	1.69	1.79	—	—
1.50%	1.63	1.69	1.78	—	—
1.55%	1.63	2.02	1.77	—	—
1.60%	1.63	2.01	1.76	—	—
1.65%	1.62	2.00	1.76	—	—
1.70%	1.62	—	1.75	—	—
1.75%	1.62	1.64	1.74	—	—
1.80%	1.62	—	1.73	—	—
1.85%	1.61	1.95	1.72	—	—
1.90%	1.61	—	1.71	—	—
1.95%	1.61	—	1.71	—	—
2.00%	1.61	—	1.70	—	—
2.05%	1.60	—	1.69	—	—
2.10%	1.60	—	1.68	—	—
2.15%	1.60	—	1.67	—	—
2.20%	1.59	—	1.66	—	—
2.25%	—	—	—	—	—

 350  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Subaccount	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

1.00%	$—	$—	$—	$1.45	$1.45
1.05%	—	—	—	1.44	1.45
1.10%	—	—	—	—	—
1.15%	—	—	—	1.44	1.44
1.20%	—	—	—	1.44	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.43	1.44
1.30%	—	—	—	1.43	1.43
1.35%	—	—	—	1.43	1.43
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	4.03	4.51	2.62	1.43	1.43
1.45%	—	—	—	1.42	1.43
1.50%	3.34	3.73	2.58	1.42	1.42
1.55%	—	—	—	1.42	1.42
1.60%	3.45	4.24	2.76	1.42	1.42
1.65%	—	—	—	1.41	1.42
1.70%	—	—	—	1.41	1.41
1.75%	—	—	—	1.41	1.41
1.80%	—	—	—	1.41	1.41
1.85%	—	—	—	1.40	1.40
1.90%	—	—	—	1.40	1.40
1.95%	—	—	—	1.40	1.40
2.00%	—	—	—	1.39	1.40
2.05%	—	—	—	1.39	1.39
2.10%	—	—	—	1.39	1.39
2.15%	—	—	—	1.39	1.39
2.20%	—	—	—	1.38	1.39
2.25%	—	—	—	1.38	1.38

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  351

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	$1.08	$1.16	$1.16	$1.31	$1.32
1.05%	1.26	1.16	1.16	1.31	1.31
1.10%	—	—	—	—	—
1.15%	1.25	1.15	1.15	1.31	1.31
1.20%	1.25	1.15	1.15	1.30	1.31
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.24	1.15	1.15	1.30	1.30
1.30%	1.24	1.15	1.14	1.30	1.30
1.35%	1.23	1.14	1.14	1.30	1.30
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.23	1.14	1.14	1.29	1.30
1.45%	1.22	1.14	1.14	1.29	1.29
1.50%	1.22	1.14	1.14	1.29	1.29
1.55%	1.22	1.14	1.13	1.29	1.29
1.60%	1.21	1.13	1.13	1.28	1.29
1.65%	1.21	1.13	1.13	1.28	1.28
1.70%	1.20	1.13	1.13	1.28	1.28
1.75%	1.20	1.13	1.13	1.28	1.28
1.80%	1.19	1.12	1.12	1.28	1.28
1.85%	1.19	1.12	1.12	1.27	1.27
1.90%	1.18	1.12	1.12	1.27	1.27
1.95%	1.18	1.12	1.12	1.27	1.27
2.00%	1.17	1.12	1.12	1.27	1.27
2.05%	1.17	1.11	1.11	1.26	1.27
2.10%	1.16	1.11	1.11	1.26	1.26
2.15%	1.16	1.11	1.11	1.26	1.26
2.20%	1.16	1.11	1.11	1.26	1.26
2.25%	1.03	1.11	1.10	1.25	1.26

 352  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

1.00%	$1.39	$1.39	$1.23	$1.23	$2.40
1.05%	1.38	1.38	1.23	1.23	1.58
1.10%	—	—	—	—	2.38
1.15%	1.38	1.38	1.22	1.23	2.14
1.20%	1.37	1.38	1.22	1.23	2.36
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.37	1.22	1.22	2.34
1.30%	1.37	1.37	1.22	1.22	3.04
1.35%	1.37	1.37	1.22	1.22	2.31
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.36	1.37	1.21	1.22	2.30
1.45%	1.36	1.36	1.21	1.21	2.29
1.50%	1.36	1.36	1.21	1.21	2.28
1.55%	1.36	1.36	1.21	1.21	2.96
1.60%	1.35	1.36	1.20	1.21	2.73
1.65%	1.35	1.35	1.20	1.21	2.24
1.70%	1.35	1.35	1.20	1.20	2.22
1.75%	1.35	1.35	1.20	1.20	2.17
1.80%	1.34	1.35	1.20	1.20	2.67
1.85%	1.34	1.34	1.19	1.20	2.86
1.90%	1.34	1.34	1.19	1.19	1.99
1.95%	1.34	1.34	1.19	1.19	1.98
2.00%	1.33	1.34	1.19	1.19	1.97
2.05%	1.33	1.33	1.18	1.19	1.96
2.10%	1.33	1.33	1.18	1.19	1.95
2.15%	1.33	1.33	1.18	1.18	1.94
2.20%	1.32	1.33	1.18	1.18	1.93
2.25%	1.32	1.32	1.18	1.18	1.78

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  353

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

1.00%	$1.51	$1.86	$1.57	$1.98	$—
1.05%	1.15	1.63	1.53	1.61	1.44
1.10%	—	—	—	—	—
1.15%	1.14	1.92	2.73	2.16	1.65
1.20%	1.14	1.61	1.51	1.59	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.13	1.60	1.51	1.58	1.55
1.30%	1.13	1.89	2.69	2.13	1.63
1.35%	1.13	1.89	2.67	2.12	1.62
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1.12	1.88	2.96	2.83	1.50
1.45%	1.12	1.87	2.65	2.10	1.49
1.50%	1.12	1.86	1.92	2.78	1.48
1.55%	1.11	1.85	2.62	2.08	1.59
1.60%	1.11	1.84	1.44	2.12	1.95
1.65%	1.10	1.83	2.60	2.06	1.45
1.70%	1.10	1.82	2.59	2.05	1.44
1.75%	1.10	1.81	2.57	2.04	1.56
1.80%	1.09	1.81	2.56	2.03	1.91
1.85%	1.09	1.80	2.55	2.02	1.55
1.90%	1.09	1.79	2.54	2.01	1.54
1.95%	1.08	1.78	2.52	2.00	—
2.00%	1.08	1.77	2.51	1.99	1.52
2.05%	1.08	1.76	2.50	1.98	1.52
2.10%	1.07	1.75	2.49	1.97	1.51
2.15%	1.07	1.75	2.48	1.97	1.50
2.20%	1.06	1.74	2.46	1.96	1.49
2.25%	1.43	1.76	1.49	1.88	—

 354  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	$1.75	$1.97	$—	$1.70	$3.13
1.05%	—	1.39	1.37	—	1.95
1.10%	1.73	1.95	—	1.68	3.09
1.15%	—	1.57	1.62	—	2.29
1.20%	—	1.72	1.71	—	2.34
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.70	1.91	1.70	1.64	3.04
1.30%	—	2.13	1.59	—	3.20
1.35%	1.69	1.89	1.58	1.62	3.00
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.88	1.66	—	2.99
1.45%	—	1.67	1.65	—	2.28
1.50%	—	1.86	1.64	—	2.95
1.55%	—	2.07	1.55	—	3.12
1.60%	—	1.84	1.63	—	2.92
1.65%	—	2.05	1.61	—	3.08
1.70%	—	1.82	1.60	—	2.89
1.75%	—	1.62	1.52	—	2.22
1.80%	—	1.79	1.95	—	2.85
1.85%	—	2.01	1.51	—	3.02
1.90%	—	1.46	1.50	—	2.13
1.95%	—	—	—	—	—
2.00%	—	1.45	1.49	—	2.11
2.05%	—	1.44	1.48	—	2.10
2.10%	—	1.43	1.47	—	2.09
2.15%	—	1.42	1.47	—	2.08
2.20%	—	1.42	1.46	—	2.07
2.25%	—	—	—	—	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  355

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	$1.56	$1.55	$1.92	$1.45	$1.44
1.05%	—	1.55	1.88	—	—
1.10%	1.56	1.55	1.91	1.45	1.43
1.15%	—	1.55	2.50	—	1.43
1.20%	—	1.54	0.94	—	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.55	1.54	0.93	1.44	1.43
1.30%	—	1.54	2.46	—	1.42
1.35%	1.55	1.54	2.45	1.43	1.42
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	1.54	0.91	—	1.42
1.45%	—	1.53	0.91	—	1.42
1.50%	—	1.53	0.90	—	1.41
1.55%	—	1.53	2.40	—	1.41
1.60%	—	1.53	3.76	—	1.41
1.65%	—	1.53	0.88	—	1.41
1.70%	—	1.53	0.88	—	1.40
1.75%	—	1.52	2.36	—	1.40
1.80%	—	1.52	3.68	—	1.40
1.85%	—	1.52	2.33	—	1.40
1.90%	—	1.52	2.32	—	1.39
1.95%	—	—	—	—	—
2.00%	—	1.52	2.30	—	1.39
2.05%	—	1.51	2.29	—	1.39
2.10%	—	1.51	2.28	—	1.38
2.15%	—	1.51	2.27	—	1.38
2.20%	—	1.51	2.25	—	1.38
2.25%	—	—	—	—	—

 356  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

WF Adv VT
Total
Return Bond,
Subaccount	Cl 2

1.00%	$1.09
1.05%	1.41
1.10%	1.09
1.15%	1.44
1.20%	1.86
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	1.85
1.30%	1.42
1.35%	1.42
1.40%	—
1.40%	—
1.40%	1.79
1.45%	1.78
1.50%	1.76
1.55%	1.39
1.60%	1.39
1.65%	1.73
1.70%	1.72
1.75%	1.36
1.80%	1.36
1.85%	1.35
1.90%	1.34
1.95%	—
2.00%	1.33
2.05%	1.32
2.10%	1.32
2.15%	1.31
2.20%	1.30
2.25%	—

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  357

The following is a summary of units outstanding at Dec. 31, 2013:

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Bal Wealth Strategy,	Global Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

1.00%	—	54,181	168,856	—	3,971
1.05%	—	1,306	54,849	—	136,735
1.10%	169,636	413,799	1,228,274	—	—
1.15%	—	—	4,090	—	1,638,814
1.20%	50,680	9,154	120,665	—	308,117
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,957	140,188	540,545	—	39,468
1.30%	29,023	42,666	93,186	—	1,067,129
1.35%	91,339	654,150	1,997,995	—	1,617,010
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	15,009	169,757	46,736	350,215	1,142,587
1.45%	17,579	47,052	94,592	—	917,987
1.50%	—	22,826	43,317	153,332	1,362,837
1.55%	9,276	104,135	135,956	—	593,251
1.60%	12,559	445,913	68,978	166,114	1,407,839
1.65%	7,656	39,414	221,195	—	989,717
1.70%	—	93,114	44,989	—	4,799,504
1.75%	—	11,337	36,892	—	2,767,761
1.80%	—	3,075	69,336	—	660,153
1.85%	—	—	14,285	—	449,254
1.90%	—	28,497	96,369	—	4,366,654
1.95%	5,007	—	—	—	2,297,557
2.00%	—	10,974	—	—	55,022
2.05%	—	—	67,072	—	318,291
2.10%	7,927	—	461	—	767,237
2.15%	—	22,752	18,600	—	752,515
2.20%	—	—	—	—	9,582
2.25%	—	—	—	—	—

Total	429,648	2,314,290	5,167,238	669,661	28,468,992

 358  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl I	Cl II	Cl II	Cl II

1.00%	115,054	—	—	—	—
1.05%	—	—	6,831	—	2,933
1.10%	853,116	—	—	—	—
1.15%	—	—	2,407,087	—	—
1.20%	24,111	—	—	—	5,962
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	341,925	—	—	—	—
1.30%	55,297	—	1,767,478	—	—
1.35%	1,341,798	—	2,615,852	—	2,941
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	318,475	217,748	1,360,626	—	16,453
1.45%	80,732	—	1,079,842	872	—
1.50%	24,343	—	2,268,657	—	643
1.55%	70,316	—	1,030,763	—	—
1.60%	798,210	—	1,512,720	—	3,419
1.65%	14,239	—	1,291,771	—	—
1.70%	397	—	7,393,774	158	—
1.75%	—	—	4,142,999	691	—
1.80%	—	—	842,687	—	—
1.85%	—	—	717,679	—	26,208
1.90%	—	—	6,888,804	28,154	—
1.95%	—	—	3,356,674	—	—
2.00%	—	—	141,324	—	—
2.05%	—	—	589,840	—	—
2.10%	—	—	1,253,821	—	—
2.15%	—	—	1,126,316	—	6,443
2.20%	—	—	6,895	—	—
2.25%	—	—	—	—	—

Total	4,038,013	217,748	41,802,440	29,875	65,002

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  359

	AC VP	AC VP	AC VP	CB Var Sm	Col VP Asset
	Ultra,	Val,	Val,	Cap Gro,	Alloc,
Subaccount	Cl II	Cl I	Cl II	Cl I	Cl 1

1.00%	—	—	—	—	—
1.05%	8,871	—	1,779	7,102	—
1.10%	—	—	—	—	—
1.15%	859,973	—	19,738	—	1,124
1.20%	236,605	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	32,398
1.30%	743,699	—	5,098	—	—
1.35%	896,866	—	79,958	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	2	193,403	11,751	295	—
1.45%	964,230	—	26,479	22,569	—
1.50%	650,612	—	31,761	12,217	—
1.55%	231,023	—	—	—	—
1.60%	43,406	—	20,904	—	—
1.65%	619,305	—	471	47,964	—
1.70%	2,397,472	—	39,345	39,846	—
1.75%	2,472,231	—	—	2,382	—
1.80%	125,898	—	5,119	7,914	—
1.85%	123,488	—	—	—	—
1.90%	1,509,650	—	11,623	—	—
1.95%	2,265,216	—	15,023	—	—
2.00%	12,929	—	—	—	—
2.05%	42,221	—	—	—	—
2.10%	443,600	—	—	—	—
2.15%	753,862	—	17,890	17,242	—
2.20%	11,563	—	—	—	—
2.25%	—	—	—	—	—

Total	15,412,722	193,403	286,939	157,531	33,522

 360  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	30,101	210,261	244,985	70,130	2,353
1.05%	—	212,880	285,551	188,673	98,633
1.10%	202,733	1,910,224	1,107,924	519,062	—
1.15%	26,238	417,219	333,531	1,707,289	443,228
1.20%	—	838,216	719,963	578,987	203,902
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	92,492	1,357,432	268,286	447,427	14,546
1.30%	—	1,107,074	512,775	868,553	371,672
1.35%	195,935	2,203,456	1,068,723	1,776,346	548,766
1.40%	—	—	—	112,576	—
1.40%	—	—	—	1,067,054	—
1.40%	600,251	2,750,481	1,526,503	—	322,671
1.45%	—	1,252,587	1,026,807	1,292,426	407,214
1.50%	45,059	1,635,184	1,036,002	1,137,021	483,935
1.55%	—	2,641,633	488,925	414,234	192,516
1.60%	644,644	604,850	581,981	1,183,093	448,893
1.65%	—	741,144	665,108	858,903	346,198
1.70%	8,793	1,860,530	2,253,154	4,934,456	1,744,960
1.75%	—	1,706,532	1,209,494	3,197,818	1,031,337
1.80%	—	271,587	130,469	413,578	225,002
1.85%	—	236,779	150,614	303,322	144,238
1.90%	—	1,541,272	1,772,176	4,567,761	1,490,269
1.95%	—	559,132	1,102,396	2,800,127	891,601
2.00%	—	22,331	9,286	30,087	20,588
2.05%	—	161,057	73,234	368,363	93,551
2.10%	—	260,178	264,859	751,653	328,542
2.15%	—	840,365	520,660	891,375	276,064
2.20%	—	5,889	4,971	15,029	3,990
2.25%	—	—	—	—	—

Total	1,846,246	25,348,293	17,358,377	30,495,343	10,134,669

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  361

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	—	—	—	21,733	—
1.05%	5,241	—	55,866	128,564	—
1.10%	—	—	—	—	—
1.15%	228,949	16,595	667,162	57,334	—
1.20%	143,173	—	48,557	129,715	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	119,096	289,825	231,565	28,317	—
1.30%	132,324	—	425,475	16,329	—
1.35%	171,092	—	781,314	81,100	3,243
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	773,059	—	40,124	48,647	278,880
1.45%	365,368	—	570,191	133,257	—
1.50%	322,586	—	650,559	42,101	—
1.55%	56,532	—	254,586	40,076	585
1.60%	916,214	—	35,457	16,128	6,160
1.65%	286,232	—	397,701	80,513	—
1.70%	1,064,116	—	1,656,300	545,118	—
1.75%	669,909	—	2,063,201	265,608	7,904
1.80%	1,217,163	—	139,856	19,942	—
1.85%	181,882	—	73,784	30,463	—
1.90%	726,168	—	1,413,609	445,110	—
1.95%	417,395	—	1,849,658	242,317	3,975
2.00%	44,921	—	39,712	674	—
2.05%	81,360	—	78,930	14,746	—
2.10%	194,116	—	483,179	55,849	—
2.15%	212,561	—	615,695	50,248	—
2.20%	1,431	—	2,848	893	—
2.25%	—	—	—	—	—

Total	8,330,888	306,420	12,575,329	2,494,782	300,747

 362  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Subaccount	Cl 1	Cl 3	Cl 3	Cl 2	Cl 2

1.00%	—	5,350	82,638	138,985	1,103,373
1.05%	—	—	29,735	67,568	1,170,808
1.10%	—	26,215	798,826	—	—
1.15%	144,338	34,570	843,111	—	135,894
1.20%	—	33,406	657,814	424,458	1,233,664
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	95,940	12,266	1,278,412	265,813	591,750
1.30%	—	6,127	1,027,981	—	53,802
1.35%	—	17,723	1,827,516	36,510	178,549
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	363,644	1,652,193	—	968,273
1.45%	—	—	1,522,421	23,930	1,218,722
1.50%	—	63,483	3,247,951	111,507	52,914
1.55%	—	10,052	742,516	—	156,159
1.60%	—	75,709	1,468,329	—	535,319
1.65%	—	—	1,402,054	—	128,241
1.70%	—	214,602	3,911,751	547,280	1,285,977
1.75%	—	24,439	1,406,839	251,816	17,911
1.80%	—	—	339,491	—	175,016
1.85%	—	16,963	258,846	—	—
1.90%	—	135,478	2,997,720	256,088	1,869,659
1.95%	—	743	1,350,850	185,513	597,020
2.00%	—	—	71,911	—	—
2.05%	—	14,065	101,531	—	—
2.10%	—	25,583	656,605	—	—
2.15%	—	3,028	447,003	—	—
2.20%	—	419	—	—	—
2.25%	—	—	—	—	—

Total	240,278	1,083,865	28,124,044	2,309,468	11,473,051

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  363

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Subaccount	Cl 2	Cl 2	Cl 1	Cl 2	Cl 3

1.00%	5,411,557	4,883,630	9,083	—	507
1.05%	2,841,666	6,435,266	222,243	54,974	—
1.10%	—	—	—	—	27,173
1.15%	183,765	353,896	36,387	—	54,467
1.20%	3,295,399	7,340,709	213,791	20,448	28,613
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,777,875	3,721,149	37,701	—	4,433
1.30%	61,091	518,385	23,328	—	28,674
1.35%	584,945	2,660,726	135,024	—	83,309
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	113,807	3,405,796	100,775	—	665,606
1.45%	948,226	3,561,415	308,418	—	7,436
1.50%	387,531	1,282,012	66,340	63,402	79,919
1.55%	2,140,285	791,263	56,363	—	45,280
1.60%	1,009,105	289,820	96,341	—	114,149
1.65%	317,119	1,331,943	115,623	—	23,558
1.70%	2,635,798	6,986,474	689,841	7,881	153,636
1.75%	3,963,892	6,033,954	334,795	—	37,257
1.80%	—	177,879	26,618	—	62,187
1.85%	92,243	—	60,715	7,280	26,574
1.90%	1,196,465	2,310,351	509,864	48,542	298,782
1.95%	2,262,655	3,135,310	350,558	24,045	—
2.00%	—	255,611	908	—	7,834
2.05%	—	251,492	10,345	—	11,231
2.10%	—	382,446	80,234	—	27,891
2.15%	151,161	300,678	63,774	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	29,374,585	56,410,205	3,549,069	226,572	1,788,516

 364  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

1.00%	—	228,155	—	—	6,047
1.05%	4,679	166,511	—	—	133,260
1.10%	—	1,068,279	—	32,637	—
1.15%	—	154,311	4,437	13,753	19,490
1.20%	—	406,328	—	18,337	207,521
1.25%	—	—	—	—	—
1.25%	—	54,675	—	—	—
1.25%	—	748,266	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	97,707	29,599
1.30%	—	471,983	—	—	11,004
1.35%	3,272	1,669,680	5,001	78,502	114,478
1.40%	—	—	—	28,129	—
1.40%	—	—	—	56,642	—
1.40%	—	37,154	—	—	51,931
1.45%	38,019	344,960	1,003	93,503	115,119
1.50%	2,777	466,045	215	42,268	32,938
1.55%	—	258,896	13,113	—	33,054
1.60%	—	5,253	—	107,232	13,606
1.65%	—	216,886	—	22,364	69,441
1.70%	146,903	210,354	753	28,442	368,956
1.75%	92,913	118,986	6,351	—	169,490
1.80%	783,012	6,635	—	—	14,654
1.85%	—	5,238	—	—	31,069
1.90%	—	184,677	40,690	—	275,079
1.95%	—	9,092	8,137	—	197,386
2.00%	—	36,089	—	—	322
2.05%	—	13,018	7,758	—	5,851
2.10%	—	—	—	—	53,317
2.15%	—	—	—	—	21,368
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	1,071,575	6,881,471	87,458	619,516	1,974,980

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  365

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Subaccount	Cl 1	Cl 1	Cl 3	Return	Serv

1.00%	—	—	84,894	—	—
1.05%	—	—	137,028	22,352	—
1.10%	—	—	1,578,877	—	—
1.15%	2,217	71,017	334,707	—	—
1.20%	—	—	602,730	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	355,751	—	—
1.25%	—	—	341,289	—	—
1.25%	—	—	—	—	—
1.25%	29,829	352,142	—	1,988	—
1.30%	—	—	860,303	—	591
1.35%	—	—	1,385,206	—	11,419
1.40%	—	—	151,640	—	—
1.40%	—	—	619,227	—	—
1.40%	—	—	—	18,628	—
1.45%	—	—	560,416	23,819	—
1.50%	—	—	835,712	27,656	21,992
1.55%	—	—	425,904	7,833	—
1.60%	—	—	492,649	20,501	—
1.65%	—	—	675,935	18,746	—
1.70%	—	—	1,814,486	429,946	5,435
1.75%	—	—	882,290	29,563	—
1.80%	—	—	98,040	—	—
1.85%	—	—	255,070	—	—
1.90%	—	—	1,291,513	44,129	—
1.95%	—	—	412,047	—	9,901
2.00%	—	—	14,553	—	—
2.05%	—	—	195,484	—	—
2.10%	—	—	198,489	9,186	—
2.15%	—	—	146,453	—	—
2.20%	—	—	2,846	—	—
2.25%	—	—	—	—	—

Total	32,046	423,159	14,753,539	654,347	49,338

 366  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Subaccount	Serv	Init	Serv	Serv	Serv

1.00%	—	—	—	—	—
1.05%	—	—	—	3,851	9,004
1.10%	—	—	—	—	—
1.15%	280,449	—	5,698	—	—
1.20%	49,810	56,390	—	5,996	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	196,311	—	—	—
1.30%	207,423	—	68,929	—	1,652
1.35%	263,340	—	14,460	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	146,739	87,090	5,079	—	—
1.45%	197,861	142,504	14,062	65,625	—
1.50%	255,109	37,623	—	1,440	23,882
1.55%	90,950	—	—	—	—
1.60%	232,811	—	9,425	46,916	—
1.65%	188,094	17,773	—	—	—
1.70%	785,186	55,045	1,442	8,552	6,171
1.75%	536,385	—	2,792	7,088	8,863
1.80%	146,051	—	11,778	—	6,179
1.85%	64,106	—	—	—	—
1.90%	730,313	—	52,446	3,860	3,772
1.95%	454,109	—	—	—	4,371
2.00%	6,447	—	—	—	—
2.05%	45,117	—	67,840	—	—
2.10%	152,778	—	—	—	—
2.15%	158,858	—	—	30,369	—
2.20%	1,999	—	—	—	—
2.25%	—	—	—	—	—

Total	4,993,935	592,736	253,951	173,697	63,894

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  367

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Subaccount	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	19,587	—	—	80,465	278,562
1.05%	99,072	—	—	—	164,526
1.10%	—	—	—	657,948	2,119,363
1.15%	32,150	2,381	—	—	2,486,490
1.20%	141,857	—	—	—	1,029,965
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,325	154,141	—	246,178	445,405
1.30%	11,617	—	—	—	2,280,311
1.35%	77,750	—	—	1,062,914	4,276,403
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	75,461	—	26,664	—	1,652,371
1.45%	265,367	—	—	—	2,260,408
1.50%	47,896	—	7,334	—	1,776,100
1.55%	28,757	—	—	—	1,000,181
1.60%	53,883	—	—	—	1,460,987
1.65%	118,341	—	—	—	1,687,804
1.70%	736,816	—	10,590	—	6,273,902
1.75%	347,984	—	—	—	4,209,070
1.80%	138,449	—	—	—	750,439
1.85%	17,115	—	—	—	558,631
1.90%	319,997	—	—	—	6,278,422
1.95%	275,234	—	—	—	3,471,110
2.00%	2,594	—	—	—	71,051
2.05%	6,027	—	—	—	509,335
2.10%	46,889	—	—	—	1,122,973
2.15%	369,814	—	—	—	1,139,453
2.20%	—	—	—	—	16,722
2.25%	—	—	—	—	—

Total	3,254,982	156,522	44,588	2,047,505	47,319,984

 368  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	—	—	—	—	28,568
1.05%	—	—	—	—	2,958
1.10%	—	—	—	—	372,760
1.15%	—	81,882	—	120,010	—
1.20%	15,757	—	—	—	45,224
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	106,743	66,517	—	8,517	29,290
1.30%	—	—	—	—	74,331
1.35%	—	—	—	—	208,917
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	24,296	294,506	9,178	—	110,980
1.45%	78,359	—	—	—	171,866
1.50%	24,454	57,537	19,294	—	66,792
1.55%	—	—	—	—	30,147
1.60%	—	863,938	—	—	23,328
1.65%	—	—	—	—	23,208
1.70%	24,433	—	9,077	—	67,932
1.75%	—	—	—	—	86,160
1.80%	—	—	—	—	—
1.85%	—	—	—	—	14,188
1.90%	—	—	—	—	—
1.95%	—	—	—	—	8,468
2.00%	—	—	—	—	—
2.05%	—	—	—	—	8,164
2.10%	—	—	—	—	43,064
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	274,042	1,364,380	37,549	128,527	1,416,345

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  369

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	53,925	—	3,392	19,934	170,238
1.05%	—	—	162,751	—	84,636
1.10%	178,369	—	—	488,389	1,111,948
1.15%	—	—	1,285,786	70,026	345,434
1.20%	—	8,895	154,163	—	511,711
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	142,173	65,597	35,374	220,395	521,022
1.30%	—	—	788,675	—	388,295
1.35%	506,456	—	1,433,662	711,422	1,129,795
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	47,443	149,233	282,472	449,195
1.45%	—	74,580	1,186,739	—	611,849
1.50%	—	30,127	1,089,476	47,535	427,900
1.55%	—	—	391,918	—	267,559
1.60%	—	—	133,161	468,462	225,345
1.65%	—	25,231	859,673	—	394,895
1.70%	—	9,022	3,683,907	—	949,101
1.75%	—	—	4,064,394	—	683,100
1.80%	—	—	309,017	—	106,780
1.85%	—	—	200,731	—	124,195
1.90%	—	—	2,827,974	—	940,060
1.95%	—	—	3,416,339	—	585,883
2.00%	—	—	36,319	—	14,953
2.05%	—	—	150,533	—	81,860
2.10%	—	—	757,266	—	121,863
2.15%	—	—	1,232,030	—	165,088
2.20%	—	—	9,253	—	2,991
2.25%	—	—	—	—	—

Total	880,923	260,895	24,361,766	2,308,635	10,415,696

 370  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

			FTVIPT Frank
	Fid VIP	Fid VIP	Global	FTVIPT Frank	FTVIPT Frank
	Overseas,	Overseas,	Real Est,	Inc,	Rising Divd,
Subaccount	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

1.00%	—	15,918	39,076	14,693	—
1.05%	—	13,358	2,708	288,417	2,545
1.10%	—	124,219	120,475	—	—
1.15%	—	360,323	4,824	167,647	864
1.20%	—	70,926	44,387	515,467	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	28,559	279,137	568,555	1,215
1.30%	—	278,546	79,685	439,611	18,203
1.35%	—	550,406	67,680	179,360	19,223
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	87,069	288,043	187,028	354,132	—
1.45%	—	289,694	111,695	919,033	—
1.50%	55,197	460,984	111,176	1,159,339	9,892
1.55%	—	193,395	12,932	62,205	—
1.60%	251,130	426,406	178,736	124,935	—
1.65%	—	225,474	23,165	246,626	6,270
1.70%	—	1,100,423	123,836	705,197	38,064
1.75%	—	457,510	13,705	458,142	112,431
1.80%	—	297,382	44,230	121,627	—
1.85%	—	113,144	41,433	110,384	—
1.90%	—	1,435,206	71,297	496,587	62,103
1.95%	—	401,077	—	408,489	15,910
2.00%	—	26,179	12,643	2,932	—
2.05%	—	79,998	2,318	190,131	—
2.10%	—	272,993	9,504	147,169	36,714
2.15%	—	140,614	—	29,720	41,134
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	393,396	7,650,777	1,581,670	7,710,398	364,568

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  371

		FTVIPT Frank	FTVIPT Frank
	FTVIPT Frank	Sm Mid	Mutual	FTVIPT	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Temp Dev Mkts,	Temp Foreign,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	56,450	80,002	493,709	—	83,011
1.05%	—	2,617	35,817	—	—
1.10%	404,170	1,106,402	2,923,340	53,710	1,268,157
1.15%	—	102,424	211,538	—	34,204
1.20%	125,378	580,303	1,277,410	—	203,516
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	253,180
1.25%	—	—	380,056	—	—
1.25%	—	—	1,253,898	—	86,660
1.25%	195,149	935,600	—	12,223	—
1.30%	99,717	49,347	1,071,170	—	265,318
1.35%	273,991	1,474,729	3,787,805	96,422	1,360,276
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	89,584	396,337	1,777,099	—	285,707
1.45%	187,699	714,896	1,218,388	—	293,025
1.50%	135,554	427,619	1,367,863	—	124,292
1.55%	207,153	55,719	865,159	—	188,104
1.60%	9,013	23,606	813,779	—	228,685
1.65%	92,431	191,673	831,341	—	102,738
1.70%	91,703	232,241	780,321	—	129,242
1.75%	6,241	23,265	339,035	—	31,327
1.80%	13,705	7,374	9,232	—	—
1.85%	—	—	59,572	—	50,890
1.90%	—	15,619	166,344	—	—
1.95%	—	3,873	100,797	—	—
2.00%	—	—	—	—	—
2.05%	—	—	707	—	—
2.10%	—	—	111,859	—	—
2.15%	—	—	10,898	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	1,987,938	6,423,646	19,887,137	162,355	4,988,332

 372  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

				GS VIT	GS VIT
	FTVIPT	FTVIPT	GS VIT	Strategic	Strategic
	Temp Global Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

1.00%	20,050	—	2,093	—	—
1.05%	157,078	73,573	92,890	—	—
1.10%	—	—	—	—	—
1.15%	672,112	19,385	719,880	—	—
1.20%	295,435	398,429	183,467	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	35,271	5,481	201,882	—	—
1.30%	471,103	180,158	587,498	—	—
1.35%	804,978	21,623	732,707	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	477,484	41,847	407,707	54,718	8,384
1.45%	542,581	210,347	433,770	—	—
1.50%	659,302	54,809	441,168	34,698	—
1.55%	333,501	12,894	243,716	—	—
1.60%	513,655	105,198	371,170	70,498	85,859
1.65%	460,955	115,625	244,045	—	—
1.70%	2,699,496	121,469	1,263,478	—	—
1.75%	1,379,285	222,868	1,245,122	—	—
1.80%	233,627	4,377	198,569	—	—
1.85%	233,210	—	188,633	—	—
1.90%	2,275,298	53,174	1,959,247	—	—
1.95%	1,111,646	154,589	1,070,709	—	—
2.00%	38,849	—	22,423	—	—
2.05%	180,351	—	115,420	—	—
2.10%	470,489	106,214	346,857	—	—
2.15%	377,393	10,670	324,426	—	—
2.20%	2,441	—	4,501	—	—
2.25%	—	—	—	—	—

Total	14,445,590	1,912,730	11,401,378	159,914	94,243

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  373

	GS VIT	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	U.S. Eq Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Subaccount	Inst	Ser I	Ser II	Ser II	Ser I

1.00%	—	6,331	7,864	18,800	36,011
1.05%	21,270	—	32,599	107,553	—
1.10%	—	235,631	32,516	260,195	269,952
1.15%	—	64,252	8,534	2,965,924	71,475
1.20%	240,772	202,787	—	314,625	429,633
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	311,699	539,115	21,984	47,675	958,779
1.30%	—	—	15,257	1,669,648	—
1.35%	—	511,921	29,311	2,738,278	585,711
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	138,368	415,160	62,414	1,078,306	1,855,753
1.45%	232,479	340,825	12,060	1,694,614	829,405
1.50%	493,460	567,196	42,565	2,144,906	629,480
1.55%	—	—	5,985	871,736	—
1.60%	297,868	352,495	56,035	1,399,533	581,765
1.65%	20,233	11,397	65,155	1,296,235	62,725
1.70%	247,850	72,997	284,858	6,708,499	107,971
1.75%	—	—	3,340	4,510,110	—
1.80%	—	—	1,677	712,366	11,658
1.85%	—	—	5,942	497,471	—
1.90%	—	—	55,752	7,599,538	—
1.95%	—	—	—	4,193,386	—
2.00%	—	—	—	74,983	—
2.05%	—	—	67,115	555,605	—
2.10%	—	—	16,739	1,359,070	—
2.15%	—	—	—	1,372,133	—
2.20%	—	—	—	18,361	—
2.25%	—	—	—	—	—

Total	2,003,999	3,320,107	827,702	44,209,550	6,430,318

 374  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	VI Intl Gro,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

1.00%	1,640	5,972	11,620	—	7,360
1.05%	—	3,330	—	—	152,793
1.10%	11,532	—	139,560	—	—
1.15%	—	—	—	—	12,988
1.20%	7,437	8,154	87,243	—	186,734
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,548	—	10,757	—	37,629
1.30%	4,189	—	53,196	—	13,941
1.35%	3,580	71,536	119,046	—	63,663
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	62,127	459,475	58,123
1.45%	—	86,920	70,943	—	216,483
1.50%	345,873	—	1,814	—	70,380
1.55%	—	—	37,556	—	46,749
1.60%	—	—	707	—	35,284
1.65%	3,019	103,779	6,301	—	101,565
1.70%	—	14,368	50,278	—	669,645
1.75%	—	77,874	2,147	—	281,896
1.80%	—	—	—	—	25,740
1.85%	—	—	19,598	—	51,616
1.90%	—	21,539	—	—	446,943
1.95%	—	—	—	—	252,172
2.00%	—	—	—	—	—
2.05%	—	—	—	—	8,266
2.10%	—	—	—	—	77,448
2.15%	—	30,362	—	—	58,991
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	379,818	423,834	672,893	459,475	2,876,409

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  375

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Subaccount	Ser II	Ser I	Ser II	Ser II	Inst

1.00%	—	—	15,030	207,306	—
1.05%	—	—	—	—	—
1.10%	—	—	202,814	1,442,000	—
1.15%	74,901	—	—	341,004	—
1.20%	—	—	11,792	320,002	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	17,083	218,334	—
1.30%	103,524	—	15,734	527,231	—
1.35%	121,973	—	53,658	1,885,514	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	145,792	22,900	143,946	781,677
1.45%	84,041	—	127,412	767,923	—
1.50%	104,372	8,997	6,118	460,825	—
1.55%	38,651	—	19,277	372,169	—
1.60%	—	88,488	15,058	19,879	—
1.65%	101,120	—	33,457	484,194	—
1.70%	194,507	—	46,453	774,822	—
1.75%	187,590	—	13,688	779,307	—
1.80%	4,804	—	1,644	26,216	—
1.85%	7,548	—	4,045	37,503	—
1.90%	216,917	—	10,840	1,008,388	—
1.95%	214,045	—	441	989,332	—
2.00%	3,032	—	—	12,701	—
2.05%	6,092	—	—	26,504	—
2.10%	97,170	—	—	381,141	—
2.15%	68,318	—	—	323,243	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	1,628,605	243,277	617,444	11,549,484	781,677

 376  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Inst	Serv	Serv	Serv

1.00%	—	—	—	7,921	—
1.05%	—	—	—	184,934	—
1.10%	—	—	—	—	—
1.15%	37,091	—	2,196	58,458	—
1.20%	—	—	—	154,930	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	91,219	—	39,628	201,785	—
1.30%	—	—	—	23,502	—
1.35%	—	—	—	142,174	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	269,897	502,369	60,227	478,424	208,713
1.45%	—	—	—	235,296	—
1.50%	60,598	—	16,253	211,907	65,467
1.55%	—	—	—	42,077	—
1.60%	459,676	—	87,480	684,268	1,101,537
1.65%	—	—	—	152,355	—
1.70%	—	—	—	623,418	—
1.75%	—	—	—	331,881	—
1.80%	—	—	—	25,161	—
1.85%	—	—	—	54,263	—
1.90%	—	—	—	492,904	—
1.95%	—	—	—	371,895	—
2.00%	—	—	—	973	—
2.05%	—	—	—	10,121	—
2.10%	—	—	—	72,995	—
2.15%	—	—	—	59,567	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	918,481	502,369	205,784	4,621,209	1,375,717

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  377

	JPM Ins		Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Lazard Retire Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Subaccount	Cl 1	Serv	Serv	Serv Cl	Serv Cl

1.00%	—	—	—	—	16,257
1.05%	—	—	—	—	—
1.10%	—	—	—	—	582,343
1.15%	—	—	—	—	—
1.20%	—	—	—	—	31,581
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	139,908
1.30%	—	—	—	—	19,907
1.35%	—	—	—	—	559,326
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	95,258	28,508	8,141	184,270	37,097
1.45%	—	—	—	—	12,730
1.50%	96,642	19,934	5,425	9,793	1,282
1.55%	—	—	—	—	35,471
1.60%	48,290	44,738	95,449	124,746	—
1.65%	—	—	—	—	25,254
1.70%	—	—	—	—	11,317
1.75%	—	—	—	—	8,172
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	10,965
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	240,190	93,180	109,015	318,809	1,491,610

 378  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MFS Inv	MFS	MFS	MFS	MFS
	Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

1.00%	—	—	—	32,367	—
1.05%	—	—	—	2,848	—
1.10%	—	—	—	394,700	—
1.15%	—	53,674	8,196	11,463	—
1.20%	149,966	—	—	84,706	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	259,634	190,698	990	133,239	—
1.30%	—	—	—	22,330	—
1.35%	—	—	—	298,078	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	84,372	110,670	284,456	7,458	243,497
1.45%	241,423	—	—	6,038	—
1.50%	295,938	—	15,591	26,182	33,697
1.55%	—	—	—	15,434	—
1.60%	—	9,497	248,708	—	765,902
1.65%	—	—	—	30,255	—
1.70%	180,377	13,490	—	84,636	—
1.75%	—	—	—	59,387	—
1.80%	—	—	—	—	—
1.85%	—	—	—	1,523	—
1.90%	—	—	—	—	—
1.95%	—	—	—	7,343	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	2,330	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	1,211,710	378,029	557,941	1,220,317	1,043,096

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  379

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

1.00%	—	507,220	—	14,194	16,179
1.05%	—	9,912	—	10,254	32,861
1.10%	—	2,692,828	—	134,419	—
1.15%	27,298	95,311	15,337	20,252	11,057
1.20%	—	637,725	275,903	43,532	43,438
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	56,841	936,029	279,140	100,956	10,834
1.30%	—	784,296	—	58,493	7,010
1.35%	—	4,107,557	—	53,316	41,728
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	604,073	577,126	36,273	11,135
1.45%	—	678,837	408,188	38,541	97,444
1.50%	—	354,073	360,575	39,731	7,504
1.55%	—	695,907	—	18,103	13,047
1.60%	—	63,140	328,969	29,604	884
1.65%	—	771,372	54,504	30,395	48,570
1.70%	—	371,653	151,343	18,256	155,623
1.75%	—	241,505	—	38,923	78,987
1.80%	—	41,442	—	5,478	5,254
1.85%	—	57,828	—	7,407	14,914
1.90%	—	70,816	—	41,230	121,806
1.95%	—	47,970	—	10,867	74,400
2.00%	—	9,214	—	—	—
2.05%	—	—	—	—	2,498
2.10%	—	12,941	—	45,705	23,934
2.15%	—	15,504	—	91,603	2,826
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	84,139	13,807,153	2,451,085	887,532	821,933

 380  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Subaccount	Cl II	Cl I	Cl II	VA	Serv

1.00%	—	6,989	—	—	59,242
1.05%	32,074	—	66,404	—	36,920
1.10%	—	26,009	—	—	537,756
1.15%	—	—	51,373	—	939,551
1.20%	18,016	28,283	102,941	—	99,930
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	8,852	—	—	79,306
1.30%	—	21,556	42,901	—	698,577
1.35%	—	62,034	79,227	—	1,793,109
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	29,247	—	432,826	43,643
1.45%	—	53,949	36,251	—	1,060,447
1.50%	9,901	40,986	93,987	—	829,547
1.55%	—	1,926	37,705	—	544,387
1.60%	16,372	10,796	—	—	85,217
1.65%	—	2,567	18,648	—	465,765
1.70%	17,985	28,872	125,043	—	2,640,256
1.75%	56,515	—	120,708	—	2,060,969
1.80%	—	—	14,647	—	132,072
1.85%	—	3,689	10,599	—	109,579
1.90%	—	—	179,915	—	2,809,247
1.95%	12,497	—	105,940	—	1,862,350
2.00%	—	—	3,010	—	17,264
2.05%	—	—	9,567	—	139,851
2.10%	56,604	—	34,086	—	559,654
2.15%	19,381	—	39,199	—	681,250
2.20%	—	—	160	—	8,047
2.25%	—	—	—	—	—

Total	239,345	325,755	1,172,311	432,826	18,293,936

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  381

			Oppen	Oppen
	Oppen	Oppen	Global	Global	Oppen
	Global	Global VA,	Strategic Inc	Strategic Inc VA,	Main St
Subaccount	VA	Serv	VA	Srv	VA

1.00%	—	40,620	—	291,463	—
1.05%	—	40,642	—	202,367	—
1.10%	—	258,308	—	995,659	—
1.15%	—	6,388	—	1,257,881	—
1.20%	—	266,023	—	503,533	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	250,227	—	718,913	—
1.30%	—	56,790	—	1,415,761	—
1.35%	—	246,638	—	2,306,959	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	13,512	195,709	90,793	1,477,960	57,647
1.45%	—	333,604	—	1,331,237	—
1.50%	—	190,658	—	1,107,743	—
1.55%	—	61,522	—	1,004,124	—
1.60%	—	14,990	—	1,243,881	—
1.65%	—	170,930	—	1,325,497	—
1.70%	—	219,347	—	3,753,369	—
1.75%	—	58,447	—	3,364,991	—
1.80%	—	63,585	—	535,530	—
1.85%	—	1,738	—	461,177	—
1.90%	—	86,178	—	3,260,878	—
1.95%	—	3,572	—	2,767,659	—
2.00%	—	2,936	—	92,990	—
2.05%	—	19,480	—	280,193	—
2.10%	—	1,596	—	789,951	—
2.15%	—	—	—	901,212	—
2.20%	—	—	—	3,650	—
2.25%	—	—	—	—	—

Total	13,512	2,589,928	90,793	31,394,578	57,647

 382  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Oppen
	Main St Sm Cap	PIMCO	Put VT	Put VT	Put VT
	VA,	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,
Subaccount	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

1.00%	67,610	5,655	—	—	—
1.05%	10,544	127,447	—	—	—
1.10%	361,860	—	—	—	—
1.15%	17,444	40,164	—	—	—
1.20%	154,799	117,289	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	75,542	28,130	—	—	—
1.30%	132,343	20,526	—	—	—
1.35%	164,288	136,016	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	70,806	75,880	437,213	290,545	275,487
1.45%	231,150	167,223	—	—	—
1.50%	14,610	70,555	—	—	—
1.55%	57,526	32,805	—	—	—
1.60%	38,414	40,788	—	—	—
1.65%	35,540	156,529	—	—	—
1.70%	113,458	693,949	—	—	—
1.75%	132,858	346,889	—	—	—
1.80%	—	30,651	—	—	—
1.85%	42,632	52,916	—	—	—
1.90%	40,604	495,878	—	—	—
1.95%	4,688	428,324	—	—	—
2.00%	158	2,812	—	—	—
2.05%	—	8,730	—	—	—
2.10%	—	50,618	—	—	—
2.15%	4,464	101,314	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	1,771,338	3,231,088	437,213	290,545	275,487

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  383

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Subaccount	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

1.00%	84	—	81,161	—	—
1.05%	—	—	—	—	—
1.10%	89,023	—	463,297	—	—
1.15%	—	—	62,096	—	—
1.20%	22,031	—	20,672	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	52,366	—	183,655	—	—
1.30%	52,756	—	28,738	—	—
1.35%	13,991	—	431,037	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	49,006	1,030,217	598,720	189,439	125,458
1.45%	69,966	—	14,832	—	—
1.50%	121,213	—	20,740	—	—
1.55%	17,606	—	77,937	—	—
1.60%	22,450	—	—	—	—
1.65%	8,675	—	21,859	—	—
1.70%	—	—	—	—	—
1.75%	10,038	—	—	—	—
1.80%	—	—	—	—	—
1.85%	13,728	—	1,330	—	—
1.90%	15,379	—	—	—	—
1.95%	—	—	—	—	—
2.00%	1,617	—	—	—	—
2.05%	2,474	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	562,403	1,030,217	2,006,074	189,439	125,458

 384  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

1.00%	—	79,547	—	—	—
1.05%	—	—	—	—	—
1.10%	—	543,353	99,659	—	—
1.15%	17,139	53,116	—	—	—
1.20%	—	920,640	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,409	972,285	48,047	—	—
1.30%	—	81,948	—	—	—
1.35%	—	469,715	205,382	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	635,662	41,308	—	691,432
1.45%	—	1,328,511	—	—	—
1.50%	16,000	552,099	—	—	—
1.55%	—	153,763	—	—	—
1.60%	2,407	18,621	—	—	—
1.65%	—	433,176	—	—	—
1.70%	2,588	327,438	—	—	—
1.75%	—	35,922	—	—	—
1.80%	—	11,605	—	—	—
1.85%	—	7,756	—	—	—
1.90%	—	9,095	—	—	—
1.95%	—	—	—	—	—
2.00%	—	—	—	—	—
2.05%	—	—	—	—	—
2.10%	—	—	—	—	—
2.15%	—	2,299	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	39,543	6,636,551	394,396	—	691,432

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  385

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

1.00%	14,587	2,582	—	—	—
1.05%	—	—	267	—	—
1.10%	177,037	36,102	—	—	—
1.15%	43,262	—	2,386	—	—
1.20%	234,191	—	45,336	—	—
1.25%	71,722	—	—	—	—
1.25%	420,611	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,779	—	—	—
1.30%	—	5,725	18,397	—	—
1.35%	175,490	10,749	19,447	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	147,807	2,531	11,718	148,827	409,147
1.45%	480,750	—	2,302	—	—
1.50%	492,262	6,064	8,677	—	—
1.55%	763	—	9,752	—	—
1.60%	—	—	1,031	—	—
1.65%	16,933	—	17,527	—	—
1.70%	56,553	—	213,237	—	—
1.75%	—	—	19,871	—	—
1.80%	—	—	7,551	—	—
1.85%	1,858	—	3,688	—	—
1.90%	—	—	29,798	—	—
1.95%	—	—	31,107	—	—
2.00%	—	—	—	—	—
2.05%	—	—	442	—	—
2.10%	—	—	—	—	—
2.15%	—	—	—	—	—
2.20%	—	—	—	—	—
2.25%	—	—	—	—	—

Total	2,333,826	70,532	442,534	148,827	409,147

 386  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Subaccount	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

1.00%	—	—	—	10,779,596	13,471,532
1.05%	—	—	—	59,392	25,028,186
1.10%	—	—	—	—	—
1.15%	—	—	—	—	865,291
1.20%	—	—	—	5,582,183	24,014,485
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,548,302	5,493,129
1.30%	—	—	—	58,329	1,962,104
1.35%	—	—	—	20,000	4,076,132
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	92,803	109,267	74,780	—	8,153,430
1.45%	—	—	—	2,138,411	20,789,348
1.50%	27,582	24,474	21,774	729,563	2,927,603
1.55%	—	—	—	842,040	3,726,623
1.60%	300,598	95,922	169,611	—	2,188,357
1.65%	—	—	—	25,520	5,561,533
1.70%	—	—	—	2,783,192	28,241,625
1.75%	—	—	—	514,744	26,368,772
1.80%	—	—	—	359,251	826,756
1.85%	—	—	—	99,545	1,665,713
1.90%	—	—	—	691,896	21,576,080
1.95%	—	—	—	1,393,406	8,133,720
2.00%	—	—	—	192,465	23,951
2.05%	—	—	—	—	293,445
2.10%	—	—	—	92,223	3,172,790
2.15%	—	—	—	—	3,487,652
2.20%	—	—	—	—	218,903
2.25%	—	—	—	—	—

Total	420,983	229,663	266,165	27,910,058	212,267,160

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  387

	VP BR Gl	VP	VP	VP	VP
	Infl Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	55,929	2,795,098	2,460,231	59,561,535	53,663,070
1.05%	219,343	1,527,164	24,004,428	6,987,515	199,423,850
1.10%	—	—	—	—	—
1.15%	192,604	305,763	355,847	435,540	4,703,947
1.20%	223,471	5,248,763	17,622,059	82,001,715	165,151,589
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	126,854	401,670	6,865,920	8,057,739	68,460,721
1.30%	52,650	807,629	362,819	472,871	2,478,813
1.35%	273,718	968,546	9,151,529	1,908,780	59,657,899
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	151,971	1,193,018	5,466,617	1,533,696	50,568,821
1.45%	304,743	3,359,253	16,963,915	34,973,448	113,322,087
1.50%	118,834	1,479,074	5,301,459	2,643,259	30,672,944
1.55%	92,018	2,948,709	2,629,242	25,932,679	30,052,053
1.60%	73,477	202,433	2,287,572	1,406,757	11,948,212
1.65%	309,892	335,408	4,941,483	4,722,877	28,628,869
1.70%	1,343,785	6,444,168	36,992,625	39,551,264	339,716,854
1.75%	620,492	1,267,597	16,667,864	6,019,493	139,035,097
1.80%	61,308	1,599,247	1,271,803	3,167,886	7,542,428
1.85%	70,362	406,106	4,835,942	532,450	10,513,511
1.90%	1,058,926	2,427,193	22,542,878	4,103,642	144,524,635
1.95%	598,962	1,291,722	9,884,305	8,993,626	90,378,299
2.00%	3,890	620,305	65,888	2,214,133	2,589,340
2.05%	50,553	215,123	1,069,881	783,620	11,586,581
2.10%	183,816	516,955	4,101,939	2,474,938	28,557,504
2.15%	188,908	535,892	3,813,431	2,036,166	15,436,854
2.20%	2,906	—	—	—	220,321
2.25%	—	—	—	—	—

Total	6,379,412	36,896,836	199,659,677	300,515,629	1,608,834,299

 388  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

1.00%	34,567,854	37,932,833	11,465,559	12,505,234	26,769
1.05%	3,154,384	81,751,572	1,649,317	29,397,338	3,150
1.10%	—	—	—	—	136,872
1.15%	147,110	1,828,093	69,822	257,849	825,356
1.20%	37,192,661	81,992,309	17,582,283	28,661,889	61,984
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,036,457	31,964,932	1,263,239	8,204,366	69,311
1.30%	178,807	2,373,552	457,673	300,004	456,721
1.35%	504,084	17,245,352	1,642,775	10,642,960	889,321
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	186,208	22,714,559	1,103,601	7,990,626	576,594
1.45%	20,106,140	47,798,717	5,772,786	20,838,317	626,326
1.50%	959,248	10,098,780	753,613	9,121,090	681,620
1.55%	15,241,837	13,079,188	3,796,663	5,837,873	248,387
1.60%	518,215	7,353,193	782,056	3,457,236	639,722
1.65%	831,219	19,329,974	2,579,085	6,519,160	605,624
1.70%	26,386,627	113,016,560	8,358,420	48,291,443	2,498,353
1.75%	2,117,885	63,381,790	2,273,526	20,899,007	1,691,994
1.80%	2,338,573	5,995,814	1,290,059	1,881,934	321,908
1.85%	495,414	3,776,266	—	2,557,617	167,725
1.90%	3,112,957	66,694,069	2,456,718	22,247,926	2,573,238
1.95%	4,156,927	37,716,652	976,862	10,248,297	1,450,264
2.00%	643,485	1,059,069	297,152	—	36,788
2.05%	—	2,636,455	—	2,419,297	163,502
2.10%	24,971	13,064,139	1,274,521	5,750,409	502,534
2.15%	586,450	6,736,219	149,186	2,724,913	481,101
2.20%	—	—	—	60,972	6,521
2.25%	—	—	—	—	—

Total	157,487,513	689,540,087	65,994,916	260,815,757	15,741,685

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  389

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

1.00%	9,267	—	2,338	2,067	—
1.05%	190,618	2,219	85,665	44,034	—
1.10%	—	—	—	—	—
1.15%	18,396	552	417,739	525,686	—
1.20%	186,129	4,017	96,068	126,490	589,768
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	47,467	—	12,627	8,449	1,114,249
1.30%	22,543	—	354,192	362,824	—
1.35%	86,704	—	446,249	513,670	1,319
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	87,945	—	163,212	340,307	614,079
1.45%	329,883	—	433,752	356,635	1,349,550
1.50%	41,164	—	546,699	345,270	940,312
1.55%	40,950	8,957	123,775	181,576	—
1.60%	56,752	—	310,041	838,643	46,573
1.65%	144,579	—	279,721	353,868	67,246
1.70%	833,350	—	1,181,841	1,651,494	282,428
1.75%	402,679	—	1,255,194	1,043,185	—
1.80%	33,499	—	74,356	253,719	—
1.85%	61,006	—	61,830	149,690	42,688
1.90%	600,783	—	814,618	1,415,615	—
1.95%	380,925	—	1,138,581	882,286	—
2.00%	1,143	—	7,473	19,322	—
2.05%	11,955	—	24,737	97,075	—
2.10%	100,654	—	223,502	289,814	7,976
2.15%	58,809	—	357,929	283,339	—
2.20%	—	—	4,440	4,081	—
2.25%	—	—	—	—	—

Total	3,747,200	15,745	8,416,579	10,089,139	5,056,188

 390  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	12,913	96,446	—	26,867	203,757
1.05%	—	—	5,054	—	4,036
1.10%	63,229	583,233	—	138,890	513,093
1.15%	—	372,657	67,027	—	623,433
1.20%	—	390,671	349,550	—	973,163
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	33,266	215,902	888,220	152,649	765,744
1.30%	—	309,455	24,238	—	323,352
1.35%	100,742	836,115	14,292	438,067	700,674
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	178,266	501,800	—	970,735
1.45%	—	515,915	741,444	—	1,405,093
1.50%	—	351,879	689,772	—	974,213
1.55%	—	177,099	20,383	—	326,272
1.60%	—	36,379	583,883	—	939,776
1.65%	—	145,232	212,112	—	364,530
1.70%	—	772,451	542,387	—	1,626,808
1.75%	—	52,382	132,841	—	213,327
1.80%	—	6,363	254,715	—	302,601
1.85%	—	47,265	132,313	—	196,232
1.90%	—	1,077,095	413,183	—	2,111,383
1.95%	—	—	—	—	—
2.00%	—	1,500	22,858	—	25,034
2.05%	—	82,563	39,629	—	209,543
2.10%	—	110,888	48,800	—	275,997
2.15%	—	—	—	—	—
2.20%	—	440	—	—	298
2.25%	—	—	—	—	—

Total	210,150	6,360,196	5,684,501	756,473	14,049,094

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  391

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	13,952	356,291	39,188	22,316	168,824
1.05%	—	—	—	—	—
1.10%	66,384	1,165,899	281,946	346,965	696,514
1.15%	—	54,350	101,360	—	15,557
1.20%	—	517,241	671,751	—	246,102
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	54,191	313,316	642,180	221,651	72,073
1.30%	—	301,241	136,322	—	279,738
1.35%	240,116	891,289	265,508	641,140	595,081
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	316,813	459,044	—	389,728
1.45%	—	434,531	834,818	—	385,103
1.50%	—	438,007	717,730	—	203,980
1.55%	—	311,056	134,982	—	123,465
1.60%	—	78,648	2,753	—	8,270
1.65%	—	240,437	269,678	—	89,193
1.70%	—	210,235	1,176,781	—	123,376
1.75%	—	65,004	23,856	—	30,410
1.80%	—	7,613	2,885	—	—
1.85%	—	54,426	21,585	—	38,162
1.90%	—	153,266	377,936	—	108,261
1.95%	—	—	—	—	—
2.00%	—	—	723	—	—
2.05%	—	4,119	19,354	—	45,583
2.10%	—	10,504	39,326	—	—
2.15%	—	—	—	—	—
2.20%	—	207	—	—	—
2.25%	—	—	—	—	—

Total	374,643	5,924,493	6,219,706	1,232,072	3,619,420

 392  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

WF Adv VT
Total
Return Bond,
Subaccount	Cl 2

1.00%	211,377
1.05%	5,179
1.10%	1,024,679
1.15%	724,605
1.20%	492,212
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	402,158
1.30%	866,682
1.35%	1,858,988
1.40%	—
1.40%	—
1.40%	1,314,908
1.45%	580,530
1.50%	997,504
1.55%	749,105
1.60%	1,057,690
1.65%	507,997
1.70%	3,101,929
1.75%	206,726
1.80%	327,533
1.85%	481,838
1.90%	3,414,881
1.95%	—
2.00%	99,745
2.05%	399,431
2.10%	512,206
2.15%	—
2.20%	—
2.25%	—

Total	19,337,903

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  393

The following is a summary of net assets at Dec. 31, 2013:

	AB VPS	AB VPS
	Bal Wealth	Global	AB VPS	AB VPS	AB VPS
	Strategy,	Thematic Gro,	Gro & Inc,	Inter Bond,	Intl Val,
Subaccount	Cl B	Cl B	Cl B	Cl B	Cl B

1.00%	$90	$29,646	$285,619	$—	$4,540
1.05%	111	1,444	79,607	—	111,484
1.10%	231,685	223,328	2,049,412	—	—
1.15%	89	81	6,900	—	2,178,352
1.20%	68,965	11,748	221,074	—	248,298
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,914	74,122	883,693	—	31,668
1.30%	39,276	76,092	208,806	—	1,398,065
1.35%	123,114	341,274	3,222,674	—	2,108,235
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	20,232	137,190	97,150	576,410	1,482,184
1.45%	23,648	58,797	169,248	—	1,185,733
1.50%	80	10,940	89,177	231,068	1,751,200
1.55%	12,373	180,726	296,451	—	758,318
1.60%	16,720	226,390	140,126	267,255	1,791,622
1.65%	10,158	67,665	477,070	—	1,253,319
1.70%	91	150,793	90,364	—	6,049,278
1.75%	53	13,730	63,913	—	3,471,524
1.80%	97	4,924	136,580	—	876,295
1.85%	106	104	30,144	—	557,936
1.90%	105	29,736	151,251	—	5,398,260
1.95%	6,617	81	109	—	2,826,658
2.00%	105	11,375	115	—	67,339
2.05%	104	77	103,724	—	387,714
2.10%	10,295	77	711	—	930,338
2.15%	104	23,327	28,616	—	907,970
2.20%	104	76	114	—	11,516
2.25%	—	88	129	—	80

Total	$583,236	$1,673,831	$8,832,777	$1,074,733	$35,787,926

 394  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	AB VPS	AC VP	AC VP	AC VP	AC VP
	Lg Cap Gro,	Inc & Gro,	Inflation Prot,	Intl,	Mid Cap Val,
Subaccount	Cl B	Cl I	Cl II	Cl II	Cl II

1.00%	$111,634	$—	$—	$—	$133
1.05%	—	—	8,872	97	4,439
1.10%	816,656	—	—	—	—
1.15%	—	—	3,239,721	89	108
1.20%	42,939	—	2,179	96	8,715
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	320,667	—	2,555	95	107
1.30%	118,681	—	2,345,038	87	107
1.35%	1,241,423	—	3,453,468	87	4,254
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	353,562	435,992	1,787,710	94	23,731
1.45%	140,161	—	1,411,516	1,541	83
1.50%	22,068	—	2,951,931	86	1,026
1.55%	146,830	—	1,334,762	86	105
1.60%	771,040	—	1,949,533	93	4,865
1.65%	29,406	—	1,656,585	86	130
1.70%	731	—	9,436,564	389	168
1.75%	165	—	5,262,086	1,274	77
1.80%	153	—	1,065,215	84	104
1.85%	173	—	902,918	84	36,686
1.90%	—	—	8,623,443	47,713	124
1.95%	—	—	4,181,830	82	103
2.00%	—	—	175,225	82	103
2.05%	—	—	727,780	108	103
2.10%	—	—	1,539,578	81	89
2.15%	—	—	1,376,270	81	8,939
2.20%	—	—	8,387	81	101
2.25%	—	—	—	—	126

Total	$4,116,289	$435,992	$53,443,166	$52,596	$94,526

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  395

	AC VP	AC VP	AC VP	CB Var	Col VP
	Ultra,	Val,	Val,	Sm Cap Gro,	Asset Alloc,
Subaccount	Cl II	Cl I	Cl II	Cl I	Cl 1

1.00%	$133	$—	$125	$169	$—
1.05%	13,737	—	2,635	13,009	—
1.10%	—	—	—	—	—
1.15%	1,405,706	—	34,456	135	2,303
1.20%	362,116	—	110	134	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	112	—	109	134	65,528
1.30%	1,198,127	—	8,773	134	—
1.35%	1,437,766	—	136,908	134	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	114	537,864	20,018	530	—
1.45%	1,531,342	—	44,895	40,246	—
1.50%	1,028,028	—	53,603	21,714	—
1.55%	363,195	—	102	132	—
1.60%	64,452	—	34,944	150	—
1.65%	964,302	—	786	84,404	—
1.70%	3,716,225	—	65,130	69,879	—
1.75%	3,813,352	—	116	4,309	—
1.80%	193,140	—	8,390	13,788	—
1.85%	188,757	—	129	131	—
1.90%	2,294,879	—	18,871	113	—
1.95%	3,427,204	—	24,273	128	—
2.00%	19,466	—	128	127	—
2.05%	63,253	—	127	127	—
2.10%	661,352	—	128	127	—
2.15%	1,118,797	—	28,482	29,470	—
2.20%	17,074	—	126	126	—
2.25%	126	—	119	160	—

Total	$23,882,755	$537,864	$483,483	$279,510	$67,831

 396  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Bal,	Cash Mgmt,	Div Bond,	Divd Opp,	Emer Mkts,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 3

1.00%	$44,743	$232,333	$363,866	$146,683	$2,643
1.05%	—	217,454	378,488	244,858	129,154
1.10%	298,014	1,995,419	1,626,488	1,073,168	—
1.15%	40,546	461,961	545,620	3,624,030	1,280,738
1.20%	—	861,881	985,592	1,320,793	264,137
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	140,899	1,485,636	432,516	973,724	41,477
1.30%	—	1,118,396	706,690	2,338,033	865,395
1.35%	277,869	2,323,069	1,524,434	3,567,451	1,271,468
1.40%	—	—	—	231,255	—
1.40%	—	—	—	2,368,264	—
1.40%	1,729,316	3,470,214	3,193,310	—	743,801
1.45%	—	1,255,301	1,370,257	2,848,226	934,361
1.50%	60,089	1,709,770	1,591,573	2,488,492	1,105,106
1.55%	—	2,597,904	655,597	1,085,126	437,467
1.60%	887,317	618,277	883,094	2,541,383	1,015,220
1.65%	—	720,727	882,051	1,841,117	779,055
1.70%	13,301	1,769,200	3,012,967	10,504,576	3,908,488
1.75%	—	1,658,836	1,565,606	6,188,978	2,298,857
1.80%	99	256,446	167,982	798,653	499,053
1.85%	—	225,214	194,756	764,704	318,392
1.90%	—	1,485,504	2,247,005	7,932,915	3,274,167
1.95%	—	536,132	1,391,210	4,839,906	1,949,429
2.00%	—	21,316	11,648	51,753	44,786
2.05%	—	153,074	91,357	630,393	202,383
2.10%	—	246,032	329,418	1,280,305	707,926
2.15%	—	790,743	644,190	1,510,844	591,959
2.20%	—	5,519	6,126	25,343	8,514
2.25%	—	1,992	81	110	78

Total	$3,492,193	$26,218,350	$24,801,922	$61,221,083	$22,674,054

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  397

	Col VP
	Hi Yield	Col VP	Col VP	Col VP	Col VP
	Bond,	Inc Opp,	Inc Opp,	Inc Opp,	Intl Opp,
Subaccount	Cl 3	Cl 1	Cl 2	Cl 3	Cl 3

1.00%	$110	$—	$75	$30,860	$104
1.05%	8,943	—	50,101	215,640	94
1.10%	—	—	—	—	—
1.15%	498,478	14,875	597,896	107,774	94
1.20%	299,996	—	43,501	214,732	93
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	255,416	259,647	207,376	46,663	83
1.30%	255,401	—	380,895	30,645	80
1.35%	328,560	—	699,201	151,265	5,697
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	1,578,617	—	35,895	79,125	552,114
1.45%	725,160	—	509,906	246,077	113
1.50%	630,250	—	581,569	77,250	195
1.55%	106,471	—	227,507	73,181	1,098
1.60%	1,786,710	—	31,674	25,959	7,179
1.65%	552,593	—	355,146	145,834	89
1.70%	2,038,724	—	1,478,553	983,064	78
1.75%	1,237,672	—	1,841,133	476,654	13,356
1.80%	2,453,388	—	124,759	35,621	87
1.85%	332,920	—	65,795	54,137	87
1.90%	1,322,422	—	1,260,116	787,357	86
1.95%	756,579	—	1,648,231	426,649	6,694
2.00%	81,024	—	35,374	1,183	85
2.05%	146,005	—	70,285	25,717	85
2.10%	346,756	—	430,103	96,894	84
2.15%	377,832	—	547,868	86,733	98
2.20%	2,529	—	2,534	1,532	83
2.25%	101	—	75	99	98

Total	$16,122,657	$274,522	$11,225,568	$4,420,645	$587,954

 398  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap	Lg Cap	Lg Core	Man Vol	Man Vol
	Gro,	Gro,	Quan,	Conserv,	Conserv Gro,
Subaccount	Cl 1	Cl 3	Cl 3	Cl 2	Cl 2

1.00%	$—	$8,623	$115,992	$139,054	$1,114,467
1.05%	—	16	41,498	67,601	1,182,477
1.10%	—	41,775	1,112,866	—	—
1.15%	195,277	56,286	1,364,455	10	137,236
1.20%	—	56,712	693,948	424,510	1,245,669
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	129,550	19,186	1,339,215	265,831	597,470
1.30%	—	12,020	1,639,957	10	54,327
1.35%	—	27,412	2,901,749	36,515	180,253
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	252,483	3,872,717	10	977,396
1.45%	—	14	1,551,360	23,932	1,230,098
1.50%	—	43,539	3,287,265	111,476	53,413
1.55%	—	19,139	1,156,357	10	157,602
1.60%	—	53,582	1,501,081	10	540,196
1.65%	—	132	1,389,778	10	129,408
1.70%	—	331,761	3,837,529	546,914	1,297,475
1.75%	—	39,156	2,148,742	251,634	18,080
1.80%	—	130	666,578	10	176,564
1.85%	—	31,271	391,670	10	10
1.90%	—	205,408	4,513,110	255,845	1,885,794
1.95%	—	1,121	2,024,248	185,325	602,131
2.00%	—	127	107,211	10	10
2.05%	—	21,018	150,594	10	10
2.10%	—	37,947	969,523	10	10
2.15%	—	4,561	656,852	10	10
2.20%	—	695	127	10	10
2.25%	—	123	128	10	10

Total	$324,827	$1,264,237	$37,434,550	$2,308,777	$11,580,126

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  399

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol	Man Vol	Marsico	Marsico	Mid Cap
	Gro,	Mod Gro,	Gro,	Intl Opp,	Gro Opp,
Subaccount	Cl 2	Cl 2	Cl 1	Cl 2	Cl 3

1.00%	$5,568,244	$4,982,127	$15,961	$90	$1,091
1.05%	2,923,707	6,564,503	324,638	56,424	111
1.10%	—	—	—	—	57,804
1.15%	189,050	360,955	52,832	90	92,724
1.20%	3,389,744	7,486,406	309,155	20,778	49,881
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,828,642	3,794,735	54,330	90	9,269
1.30%	62,840	528,599	33,597	90	61,248
1.35%	601,559	2,712,912	193,251	96	172,182
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	117,039	3,472,328	143,581	85	1,370,873
1.45%	975,003	3,630,686	438,087	85	12,636
1.50%	398,448	1,306,856	93,954	63,152	162,548
1.55%	2,200,375	806,540	79,381	90	93,890
1.60%	1,037,351	295,398	135,687	90	229,482
1.65%	325,977	1,357,442	162,190	90	48,379
1.70%	2,709,136	7,119,552	964,498	7,751	305,331
1.75%	4,073,858	6,148,429	466,499	89	61,414
1.80%	10	181,250	36,978	89	122,249
1.85%	94,797	10	83,977	7,084	53,401
1.90%	1,229,377	2,353,638	703,899	47,107	473,003
1.95%	2,324,717	3,193,808	482,151	23,243	90
2.00%	10	260,369	1,244	89	12,279
2.05%	10	256,153	14,133	89	17,533
2.10%	10	389,497	109,154	87	43,326
2.15%	155,268	306,200	86,537	88	83
2.20%	10	10	127	88	83
2.25%	10	10	132	88	—

Total	$30,205,192	$57,508,413	$4,985,973	$227,142	$3,450,910

 400  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Col VP		Col VP	Col VP	Col VP
	Mid Cap	Col VP	Select Lg	Select Sm	Sm Cap
	Val Opp,	S&P 500,	Cap Val,	Cap Val,	Val,
Subaccount	Cl 3	Cl 3	Cl 3	Cl 3	Cl 2

1.00%	$138	$315,070	$—	$139	$10,940
1.05%	6,217	248,055	117	—	198,589
1.10%	—	1,453,675	—	77,844	—
1.15%	100	213,763	8,083	35,986	40,082
1.20%	100	746,672	116	37,388	306,300
1.25%	—	—	—	—	—
1.25%	—	74,718	—	—	—
1.25%	—	998,882	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	100	—	115	252,047	43,541
1.30%	100	1,052,252	177	—	22,331
1.35%	4,358	2,198,912	8,935	181,291	231,104
1.40%	—	—	—	61,391	—
1.40%	—	—	—	112,338	—
1.40%	99	81,903	113	—	75,463
1.45%	49,163	618,163	1,771	184,049	230,287
1.50%	3,678	830,872	379	82,636	65,592
1.55%	98	559,430	22,975	—	65,488
1.60%	98	11,290	113	231,560	19,479
1.65%	137	463,619	91	42,849	136,164
1.70%	186,822	347,991	1,392	54,107	720,280
1.75%	117,770	206,860	10,916	—	329,227
1.80%	989,147	10,869	89	127	28,339
1.85%	98	10,929	89	—	59,808
1.90%	12	299,625	68,924	—	526,883
1.95%	98	14,677	13,732	—	376,166
2.00%	98	57,995	86	—	612
2.05%	97	20,818	12,953	—	11,036
2.10%	13	159	85	—	100,168
2.15%	97	87	84	—	40,007
2.20%	96	86	241	—	98
2.25%	128	121	—	—	97

Total	$1,358,862	$10,837,493	$151,576	$1,353,752	$3,638,081

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  401

		Col VP	Col VP
	Col VP	US Govt	US Govt	CS	Drey IP
	Sm Co Gro,	Mtge,	Mtge,	Commodity	MidCap Stock,
Subaccount	Cl 1	Cl 1	Cl 3	Return	Serv

1.00%	$—	$—	$107,641	$65	$—
1.05%	—	—	147,392	16,430	114
1.10%	—	—	1,964,955	—	—
1.15%	6,137	68,751	358,737	72	199
1.20%	—	—	751,928	125	113
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	439,043	—	—
1.25%	—	—	422,694	—	—
1.25%	—	—	—	—	—
1.25%	81,789	340,115	—	1,492	113
1.30%	—	—	905,206	66	1,364
1.35%	—	—	1,686,626	63	22,448
1.40%	—	—	183,726	—	—
1.40%	—	—	746,800	—	—
1.40%	—	—	—	13,374	111
1.45%	—	—	669,098	17,044	111
1.50%	—	—	988,240	19,724	42,606
1.55%	—	—	436,132	5,568	192
1.60%	—	—	581,145	14,514	110
1.65%	—	—	784,917	13,233	190
1.70%	—	—	2,091,709	302,596	10,329
1.75%	—	—	890,479	20,762	188
1.80%	—	—	99,181	66	187
1.85%	—	—	252,606	52	186
1.90%	—	—	1,287,259	30,631	185
1.95%	—	—	408,882	73	18,367
2.00%	—	—	14,359	52	183
2.05%	—	—	192,072	52	182
2.10%	—	—	194,150	6,290	181
2.15%	—	—	142,484	51	181
2.20%	—	—	2,756	51	180
2.25%	—	—	75	63	—

Total	$87,926	$408,866	$16,750,292	$462,509	$98,020

 402  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Drey IP	Drey Soc	Drey VIF	Drey VIF	Drey VIF
	Tech Gro,	Resp Gro,	Appr,	Intl Eq,	Intl Val,
Subaccount	Serv	Init	Serv	Serv	Serv

1.00%	$—	$—	$—	$96	$84
1.05%	142	—	238	3,839	8,837
1.10%	—	—	—	—	—
1.15%	541,254	—	9,805	75	138
1.20%	85,915	59,735	236	5,919	109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	125	206,482	234	74	109
1.30%	394,447	—	116,714	73	2,409
1.35%	498,481	—	24,351	73	91
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	276,342	107,409	8,511	73	108
1.45%	370,943	145,776	23,454	63,699	83
1.50%	475,945	38,231	210	1,468	32,274
1.55%	168,830	—	163	72	133
1.60%	430,064	158	15,495	45,091	107
1.65%	345,784	17,688	162	114	86
1.70%	1,436,724	54,410	2,345	8,164	8,182
1.75%	976,832	—	4,522	6,743	11,690
1.80%	264,621	154	18,991	105	8,112
1.85%	115,596	—	158	113	129
1.90%	1,310,786	—	83,735	3,744	4,905
1.95%	811,062	—	157	112	5,654
2.00%	11,468	—	156	112	127
2.05%	79,827	—	106,768	111	74
2.10%	268,934	—	155	111	125
2.15%	278,328	—	154	28,240	81
2.20%	3,484	—	153	110	124
2.25%	—	—	—	91	79

Total	$9,145,934	$630,043	$416,867	$168,422	$83,850

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  403

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Bal,	Bal,	Contrafund,	Contrafund,
Subaccount	Inc	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$24,014	$—	$—	$167,839	$651,332
1.05%	120,657	—	—	—	248,163
1.10%	—	—	—	1,353,803	4,898,111
1.15%	38,786	4,005	—	—	5,100,818
1.20%	170,390	—	—	—	2,239,677
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26,733	255,451	—	496,311	1,011,616
1.30%	13,872	—	—	—	6,148,210
1.35%	92,538	—	—	2,114,087	9,635,618
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	89,415	—	46,543	—	4,148,509
1.45%	313,563	—	—	—	4,792,197
1.50%	56,334	—	12,295	—	4,408,689
1.55%	33,748	—	—	—	2,624,557
1.60%	63,099	—	98	—	3,572,957
1.65%	138,123	—	—	—	4,379,969
1.70%	856,809	—	17,333	—	15,224,095
1.75%	403,228	—	—	—	8,655,619
1.80%	160,145	—	98	—	1,793,908
1.85%	19,698	—	—	—	1,418,496
1.90%	367,491	—	—	—	11,977,839
1.95%	314,355	—	—	—	6,590,434
2.00%	2,961	—	—	—	134,208
2.05%	6,863	—	—	—	957,699
2.10%	53,118	—	—	—	2,101,513
2.15%	417,408	—	—	—	2,122,049
2.20%	2,074	—	—	—	30,993
2.25%	2,316	—	—	—	161

Total	$3,787,738	$259,456	$76,367	$4,132,040	$104,867,437

 404  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Dyn Appr,	Gro & Inc,	Gro & Inc,	Gro,	Gro,
Subaccount	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$—	$—	$—	$—	$48,316
1.05%	—	—	—	—	4,569
1.10%	—	—	—	—	623,550
1.15%	—	126,779	—	155,840	176
1.20%	34,457	—	—	—	78,572
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	231,934	101,528	—	10,903	48,159
1.30%	—	—	—	—	167,214
1.35%	—	—	—	—	339,501
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	51,873	451,744	15,711	—	175,171
1.45%	165,970	—	—	—	291,110
1.50%	51,478	86,212	32,676	—	103,992
1.55%	—	—	—	—	66,022
1.60%	103	1,306,946	102	—	35,849
1.65%	122	—	—	—	50,275
1.70%	50,049	—	15,204	—	103,156
1.75%	—	—	—	—	141,567
1.80%	101	—	100	—	151
1.85%	—	—	—	—	30,069
1.90%	—	—	—	—	242
1.95%	—	—	—	—	13,594
2.00%	—	—	—	—	161
2.05%	—	—	—	—	12,904
2.10%	—	—	—	—	67,736
2.15%	—	—	—	—	247
2.20%	—	—	—	—	159
2.25%	—	—	—	—	—

Total	$586,087	$2,073,209	$63,793	$166,743	$2,402,462

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  405

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Hi Inc,	Hi Inc,	Invest Gr,	Mid Cap,	Mid Cap,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl 2	Serv Cl	Serv Cl 2

1.00%	$89,322	$—	$3,856	$74,296	$513,790
1.05%	—	—	217,051	—	135,575
1.10%	291,603	—	—	1,796,237	3,318,840
1.15%	—	—	1,760,152	346,367	873,078
1.20%	—	17,885	203,304	—	1,684,380
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	227,739	131,092	46,481	1,074,769	1,704,426
1.30%	—	—	1,064,206	—	1,363,379
1.35%	800,434	—	1,925,015	2,529,302	3,275,626
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	93,015	193,707	1,356,150	1,441,776
1.45%	—	145,291	1,577,728	—	1,951,022
1.50%	—	58,327	1,441,681	157,021	1,355,851
1.55%	—	—	515,866	—	914,096
1.60%	—	85	170,443	1,529,076	669,452
1.65%	—	47,922	1,121,226	—	1,227,551
1.70%	—	17,009	4,781,631	—	2,932,052
1.75%	—	—	5,250,235	—	1,761,456
1.80%	—	138	397,269	—	309,749
1.85%	—	—	256,816	—	409,502
1.90%	—	—	3,600,421	—	2,210,489
1.95%	—	—	4,329,006	—	1,371,013
2.00%	—	—	45,792	—	34,828
2.05%	—	—	188,853	—	189,582
2.10%	—	—	945,841	—	281,164
2.15%	—	—	1,531,111	—	378,944
2.20%	—	—	11,464	—	6,834
2.25%	—	—	81	—	204

Total	$1,409,098	$510,764	$31,579,236	$8,863,218	$30,314,659

 406  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Fid VIP	Fid VIP	FTVIPT Frank Global		FTVIPT Frank
	Overseas,	Overseas,	Real Est,	FTVIPT Frank Inc,	Rising Divd,
Subaccount	Serv Cl	Serv Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$—	$29,469	$64,671	$21,748	$—
1.05%	—	15,816	2,331	436,824	3,928
1.10%	—	227,273	197,066	—	—
1.15%	—	607,235	6,477	299,610	1,595
1.20%	—	130,215	110,537	1,353,241	154
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	51,361	690,035	1,528,940	1,849
1.30%	—	686,888	142,612	774,329	33,177
1.35%	—	978,428	107,521	314,400	34,868
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	124,855	702,463	425,714	775,115	129
1.45%	—	518,666	238,103	1,997,747	227
1.50%	67,641	821,144	235,216	2,502,498	17,681
1.55%	—	464,011	22,522	106,946	181
1.60%	330,852	1,017,123	416,896	264,218	149
1.65%	—	535,043	48,040	521,519	11,049
1.70%	—	1,758,160	254,925	1,481,007	66,769
1.75%	—	794,491	17,738	772,599	196,196
1.80%	—	470,478	70,929	265,181	177
1.85%	—	262,733	68,035	184,356	176
1.90%	—	2,249,194	89,237	825,417	106,814
1.95%	—	625,456	—	675,642	27,228
2.00%	—	40,701	15,667	4,828	173
2.05%	—	123,545	2,860	311,669	136
2.10%	—	419,623	11,633	239,927	61,918
2.15%	—	215,075	86	48,225	68,944
2.20%	—	141	94	83	170
2.25%	—	99	—	104	—

Total	$523,348	$13,744,831	$3,238,945	$15,706,173	$633,688

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  407

		FTVIPT Frank	FTVIPT Frank	FTVIPT
	FTVIPT Frank	Sm Mid	Mutual	Temp Dev	FTVIPT
	Sm Cap Val,	Cap Gro,	Shares,	Mkts,	Temp Foreign,
Subaccount	Cl 2	Cl 2	Cl 2	Cl 2	Cl 2

1.00%	$141,502	$113,650	$1,092,558	$88	$141,409
1.05%	—	4,284	48,002	—	—
1.10%	1,000,941	1,550,667	6,382,245	135,486	2,131,645
1.15%	149	191,631	485,641	—	61,107
1.20%	305,028	585,148	2,963,539	—	406,033
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	416,952
1.25%	—	—	875,895	—	—
1.25%	—	—	2,838,011	—	152,580
1.25%	771,039	1,727,245	—	30,210	—
1.30%	318,571	129,678	2,308,259	—	658,837
1.35%	658,999	1,997,950	8,026,732	235,111	2,210,230
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	235,873	359,898	3,987,377	—	571,586
1.45%	443,795	696,870	2,587,994	—	569,852
1.50%	352,673	382,906	2,885,017	—	245,923
1.55%	643,529	142,401	1,814,274	—	454,351
1.60%	23,168	44,356	1,810,433	—	446,837
1.65%	213,456	168,229	1,717,362	—	245,556
1.70%	232,953	202,291	1,601,083	—	249,580
1.75%	14,771	43,413	589,694	—	59,077
1.80%	34,406	13,532	16,100	—	111
1.85%	119	170	120,860	—	118,990
1.90%	—	27,542	264,359	—	—
1.95%	—	6,875	159,266	—	—
2.00%	—	135	118	—	—
2.05%	—	134	1,109	—	—
2.10%	—	277	174,318	—	—
2.15%	—	143	16,885	—	—
2.20%	—	131	148	—	—
2.25%	—	—	—	—	—

Total	$5,390,972	$8,389,556	$42,767,279	$400,895	$9,140,656

 408  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	FTVIPT			GS VIT	GS VIT
	Temp Global	FTVIPT	GS VIT	Strategic	Strategic
	Bond,	Temp Gro,	Mid Cap Val,	Gro,	Intl Eq,
Subaccount	Cl 2	Cl 2	Inst	Inst	Inst

1.00%	$25,697	$114	$3,898	$—	$—
1.05%	283,865	92,690	148,309	—	—
1.10%	—	—	—	—	—
1.15%	1,431,726	31,933	1,626,809	—	—
1.20%	527,238	496,020	802,173	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	62,619	6,797	896,103	—	—
1.30%	989,127	292,525	1,308,448	—	—
1.35%	1,681,589	34,938	1,623,938	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	992,736	51,327	1,549,431	75,762	10,884
1.45%	1,122,065	336,644	1,831,760	—	—
1.50%	1,357,522	87,204	1,850,355	41,287	83
1.55%	683,260	20,435	529,497	—	—
1.60%	1,047,617	127,003	1,104,435	85,783	84,808
1.65%	935,273	181,468	1,002,701	—	—
1.70%	5,451,526	189,733	5,155,488	—	—
1.75%	2,772,075	346,467	2,654,535	—	—
1.80%	507,057	6,777	578,032	—	—
1.85%	464,193	117	398,419	—	—
1.90%	4,506,923	81,465	4,118,180	—	—
1.95%	2,191,364	235,691	2,239,418	—	—
2.00%	76,254	152	46,676	—	—
2.05%	352,135	116	239,204	—	—
2.10%	914,095	159,596	714,992	—	—
2.15%	729,670	15,962	665,402	—	—
2.20%	4,697	149	9,189	—	—
2.25%	90	108	130	—	—

Total	$29,110,413	$2,795,431	$31,097,522	$202,832	$95,775

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  409

	GS VIT
	U.S. Eq	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Insights,	Am Fran,	Am Fran,	Comstock,	Core Eq,
Subaccount	Inst	Ser I	Ser II	Ser II	Ser I

1.00%	$134	$8,508	$10,520	$45,113	$56,851
1.05%	26,502	—	43,575	160,834	—
1.10%	—	316,073	43,428	617,441	422,880
1.15%	92	86,113	11,388	5,389,843	111,539
1.20%	322,684	271,554	203	627,205	667,885
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	415,079	721,183	29,286	111,202	1,484,820
1.30%	91	—	20,309	4,005,059	—
1.35%	91	683,799	38,983	6,315,102	900,146
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	197,189	554,184	82,941	2,472,888	3,801,628
1.45%	301,145	454,496	16,012	3,293,458	1,264,914
1.50%	634,887	755,731	56,469	4,863,179	956,116
1.55%	89	—	7,934	2,034,950	—
1.60%	386,627	468,876	74,214	3,137,653	877,134
1.65%	25,483	15,146	86,221	2,992,463	94,217
1.70%	310,151	96,935	376,638	14,869,538	161,529
1.75%	77	—	4,413	8,502,488	—
1.80%	117	201	2,213	1,655,732	17,306
1.85%	87	—	7,837	1,123,870	—
1.90%	132	—	73,466	12,843,381	—
1.95%	87	—	200	7,053,331	—
2.00%	86	—	201	125,499	—
2.05%	86	—	88,221	925,408	—
2.10%	86	—	21,984	2,252,944	—
2.15%	268	—	199	2,263,569	—
2.20%	85	—	199	30,145	—
2.25%	127	—	199	125	—

Total	$2,621,482	$4,432,799	$1,097,253	$87,712,420	$10,816,965

 410  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Invesco VI	Invesco VI	Invesco VI	Invesco VI	Invesco VI
	Core Eq,	Global Hlth,	Gro & Inc,	Intl Gro,	Intl Gro,
Subaccount	Ser II	Ser II	Ser II	Ser I	Ser II

1.00%	$2,540	$11,034	$26,910	$—	$10,403
1.05%	—	5,515	—	—	172,679
1.10%	17,729	—	319,437	—	—
1.15%	—	120	—	—	14,541
1.20%	11,347	13,079	175,669	—	208,572
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,874	119	24,195	—	41,753
1.30%	6,343	119	126,824	—	15,457
1.35%	5,401	113,581	264,731	—	70,276
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	179	115	137,491	1,030,142	63,877
1.45%	174	137,083	139,279	—	237,923
1.50%	515,717	118	3,964	—	76,939
1.55%	163	117	87,130	—	51,009
1.60%	146	117	1,530	—	38,493
1.65%	4,458	161,514	14,457	—	110,001
1.70%	162	22,287	106,559	—	723,612
1.75%	153	120,392	4,088	—	303,022
1.80%	144	142	106	—	27,624
1.85%	143	109	44,003	—	55,193
1.90%	—	32,966	—	—	476,215
1.95%	—	114	—	—	267,445
2.00%	—	114	—	—	138
2.05%	—	113	—	—	8,696
2.10%	—	112	—	—	81,679
2.15%	—	45,687	—	—	61,629
2.20%	—	112	—	—	148
2.25%	—	128	—	—	163

Total	$568,673	$664,907	$1,476,373	$1,030,142	$3,117,487

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  411

	Invesco VI
	Mid Cap	Invesco VI	Invesco VI	Invesco VI	Janus Aspen
	Core Eq,	Mid Cap Gro,	Mid Cap Gro,	Val Opp,	Bal,
Subaccount	Ser II	Ser I	Ser II	Ser II	Inst

1.00%	$—	$—	$19,841	$289,075	$—
1.05%	113	—	101	137	—
1.10%	—	—	267,222	1,988,347	—
1.15%	132,871	—	101	460,350	—
1.20%	111	—	15,515	468,410	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	111	—	22,457	295,736	—
1.30%	181,007	—	20,667	964,318	—
1.35%	212,254	—	70,336	2,525,119	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	108	191,820	30,028	240,866	2,465,497
1.45%	144,871	—	166,933	1,096,027	—
1.50%	179,017	11,814	8,008	762,819	—
1.55%	65,960	—	25,213	662,243	—
1.60%	107	116,239	19,679	32,507	—
1.65%	170,927	—	43,687	852,225	—
1.70%	327,198	—	60,455	1,252,997	—
1.75%	314,049	—	17,843	1,078,853	—
1.80%	8,007	—	2,140	41,911	—
1.85%	12,535	—	5,264	64,737	—
1.90%	357,872	—	14,096	1,265,935	—
1.95%	351,446	—	572	1,235,883	—
2.00%	4,957	—	99	15,789	—
2.05%	9,925	—	99	32,801	—
2.10%	157,250	—	99	469,283	—
2.15%	110,023	—	99	396,050	—
2.20%	159	—	99	116	—
2.25%	—	—	99	—	—

Total	$2,740,878	$319,873	$810,752	$16,492,534	$2,465,497

 412  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Enterprise,	Gbl Res,	Global Tech,	Janus,	Overseas,
Subaccount	Serv	Inst	Serv	Serv	Serv

1.00%	$—	$—	$—	$13,087	$—
1.05%	—	—	—	249,427	—
1.10%	—	—	—	—	—
1.15%	40,853	—	1,759	59,231	—
1.20%	—	—	—	206,779	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	99,512	—	31,333	201,702	—
1.30%	—	—	—	31,174	—
1.35%	—	—	—	187,711	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	265,606	889,986	43,945	442,526	291,555
1.45%	—	—	—	308,886	—
1.50%	58,822	—	11,710	193,130	90,302
1.55%	—	—	—	54,868	—
1.60%	367,651	—	62,160	608,165	1,367,998
1.65%	—	—	—	197,314	—
1.70%	—	—	—	804,874	—
1.75%	—	—	—	427,088	—
1.80%	—	—	—	32,249	—
1.85%	—	—	—	69,371	—
1.90%	—	—	—	627,523	—
1.95%	—	—	—	472,157	—
2.00%	—	—	—	1,232	—
2.05%	—	—	—	12,765	—
2.10%	—	—	—	91,721	—
2.15%	—	—	—	74,469	—
2.20%	—	—	—	157	—
2.25%	—	—	—	154	—

Total	$832,444	$889,986	$150,907	$5,367,760	$1,749,855

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  413

	JPM Ins	Lazard Retire	Lazard Retire	LVIP Baron	MFS
	Trust U.S. Eq,	Intl Eq,	U.S. Strategic,	Gro Opp,	Inv Gro Stock,
Subaccount	Cl 1	Serv	Serv	Serv Cl	Serv Cl

1.00%	$—	$—	$—	$—	$18,234
1.05%	—	—	—	—	120
1.10%	—	—	—	—	645,068
1.15%	—	—	—	—	99
1.20%	—	—	—	—	58,005
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	151,857
1.30%	—	—	—	—	43,594
1.35%	—	—	—	—	598,866
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	213,215	37,862	12,038	625,474	80,357
1.45%	—	—	—	—	22,789
1.50%	215,073	25,857	7,947	27,400	2,283
1.55%	—	—	—	—	75,579
1.60%	107,080	57,291	149,127	346,234	87
1.65%	—	—	—	—	53,232
1.70%	—	—	—	—	19,385
1.75%	—	—	—	—	14,195
1.80%	—	—	—	—	125
1.85%	—	—	—	—	127
1.90%	—	—	—	—	93
1.95%	—	—	—	—	110
2.00%	—	—	—	—	84
2.05%	—	—	—	—	123
2.10%	—	—	—	—	18,072
2.15%	—	—	—	—	83
2.20%	—	—	—	—	83
2.25%	—	—	—	—	—

Total	$535,368	$121,010	$169,112	$999,108	$1,802,650

 414  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MFS	MFS	MFS	MFS	MFS
	Inv Trust,	Inv Trust,	New Dis,	New Dis,	Research,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Init Cl

1.00%	$—	$—	$—	$65,242	$—
1.05%	—	—	—	5,557	—
1.10%	—	—	—	784,450	—
1.15%	141	77,720	22,923	20,830	—
1.20%	232,895	—	—	194,764	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	401,379	272,499	2,726	238,852	—
1.30%	—	—	—	69,298	—
1.35%	—	—	—	572,475	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	125,773	194,111	789,127	16,509	382,416
1.45%	357,509	—	—	13,538	—
1.50%	435,058	174	28,724	57,261	43,205
1.55%	—	—	—	46,602	—
1.60%	115	16,274	416,675	107	1,018,244
1.65%	123	—	—	90,371	—
1.70%	258,009	22,954	—	180,764	—
1.75%	—	—	—	129,134	—
1.80%	113	110	—	138	—
1.85%	—	—	—	4,450	—
1.90%	—	—	—	153	—
1.95%	—	—	—	15,942	—
2.00%	—	—	—	111	—
2.05%	—	—	—	146	—
2.10%	—	—	—	110	—
2.15%	—	—	—	5,070	—
2.20%	—	—	—	109	—
2.25%	—	—	—	—	—

Total	$1,811,115	$583,842	$1,260,175	$2,511,983	$1,443,865

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  415

	MFS	MFS	MFS	MFS	MS UIF Global
	Total Return,	Total Return,	Utilities,	Utilities,	Real Est,
Subaccount	Init Cl	Serv Cl	Init Cl	Serv Cl	Cl II

1.00%	$—	$967,344	$—	$51,841	$23,495
1.05%	—	13,740	—	20,209	30,167
1.10%	—	5,066,970	—	485,336	—
1.15%	54,147	169,774	44,650	47,620	10,151
1.20%	—	1,052,388	616,540	144,905	39,771
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	111,154	1,645,422	828,794	234,307	9,847
1.30%	—	1,430,648	—	236,333	6,352
1.35%	—	7,502,414	—	186,980	37,760
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	987,682	1,712,993	123,333	10,020
1.45%	—	1,092,120	881,412	125,073	87,081
1.50%	—	572,089	704,562	133,474	6,708
1.55%	—	1,235,155	—	71,171	11,602
1.60%	—	100,837	737,783	96,024	787
1.65%	—	1,354,390	104,350	115,506	43,168
1.70%	—	586,510	287,585	59,890	136,999
1.75%	—	376,861	—	122,528	69,090
1.80%	—	63,528	182	17,353	4,605
1.85%	—	99,328	—	27,529	13,023
1.90%	—	103,602	—	113,939	105,954
1.95%	—	69,836	—	29,878	64,208
2.00%	—	13,351	—	209	73
2.05%	—	95	—	159	2,153
2.10%	—	18,571	—	123,801	20,565
2.15%	—	22,140	—	246,908	2,419
2.20%	—	108	—	206	79
2.25%	—	100	—	155	102

Total	$165,301	$24,545,003	$5,918,851	$2,814,667	$736,179

 416  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	MS UIF	MS UIF	MS UIF	Oppen	Oppen
	Mid Cap Gro,	U.S. Real Est,	U.S. Real Est,	Cap Appr	Cap Appr VA,
Subaccount	Cl II	Cl I	Cl II	VA	Serv

1.00%	$134	$19,625	$—	$—	$92,589
1.05%	52,007	—	80,650	—	49,361
1.10%	—	72,205	—	—	831,382
1.15%	117	—	109,010	—	1,438,583
1.20%	28,925	62,908	123,566	—	158,965
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	117	24,172	78	—	120,385
1.30%	116	63,865	89,614	—	1,375,478
1.35%	102	167,401	164,770	—	2,691,094
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	116	78,509	131	900,118	80,421
1.45%	107	117,044	74,713	—	1,644,271
1.50%	15,581	108,789	192,665	—	1,511,155
1.55%	115	5,557	76,924	—	1,039,106
1.60%	25,590	28,328	176	—	152,869
1.65%	115	7,327	37,715	—	878,785
1.70%	27,927	74,918	251,135	—	4,683,410
1.75%	87,450	71	241,456	—	3,099,650
1.80%	98	121	29,180	—	231,393
1.85%	113	10,305	20,958	—	202,363
1.90%	137	—	354,374	—	4,000,612
1.95%	19,086	—	207,694	—	2,639,336
2.00%	111	—	5,879	—	24,348
2.05%	111	—	18,591	—	196,242
2.10%	85,574	—	65,863	—	781,584
2.15%	29,312	—	75,493	—	947,038
2.20%	109	—	432	—	11,127
2.25%	127	—	—	—	223

Total	$373,297	$841,145	$2,221,067	$900,118	$28,881,770

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  417

				Oppen
	Oppen	Oppen	Oppen	Global	Oppen
	Global	Global VA,	Global Strategic Inc	Strategic Inc VA,	Main St
Subaccount	VA	Serv	VA	Srv	VA

1.00%	$—	$91,113	$—	$545,903	$—
1.05%	—	57,672	—	282,926	—
1.10%	—	572,472	—	1,842,301	—
1.15%	—	12,783	—	1,932,672	—
1.20%	—	587,687	—	918,045	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	549,557	—	1,344,155	—
1.30%	—	166,543	—	2,297,326	—
1.35%	—	530,936	—	4,145,814	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	38,424	422,348	186,181	2,633,287	86,815
1.45%	—	715,941	—	2,357,430	—
1.50%	—	406,695	—	1,950,602	—
1.55%	—	175,571	—	1,691,970	—
1.60%	—	37,853	—	2,044,895	—
1.65%	—	355,478	—	2,293,226	—
1.70%	—	457,085	—	6,455,088	—
1.75%	—	120,804	—	5,015,547	—
1.80%	—	157,227	—	861,324	—
1.85%	—	4,800	—	704,893	—
1.90%	—	160,422	—	4,659,939	—
1.95%	—	6,694	—	3,936,708	—
2.00%	—	5,410	—	131,635	—
2.05%	—	35,737	—	394,571	—
2.10%	—	2,914	—	1,107,276	—
2.15%	—	184	—	1,256,891	—
2.20%	—	184	—	5,069	—
2.25%	—	185	—	87	—

Total	$38,424	$5,634,295	$186,181	$50,809,580	$86,815

 418  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Oppen
	Main St Sm Cap	PIMCO	Put VT	Put VT	Put VT
	VA,	VIT All Asset,	Div Inc,	Div Inc,	Global Eq,
Subaccount	Serv	Advisor Cl	Cl IA	Cl IB	Cl IA

1.00%	$173,089	$7,148	$—	$—	$—
1.05%	16,290	167,771	—	—	—
1.10%	915,699	—	—	—	—
1.15%	38,550	52,506	—	—	—
1.20%	351,988	152,803	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	187,913	36,531	—	—	—
1.30%	418,395	26,595	—	—	—
1.35%	403,840	175,244	—	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	207,948	97,556	1,084,845	554,064	469,930
1.45%	512,752	214,084	—	—	—
1.50%	42,362	90,097	—	—	—
1.55%	176,964	41,760	—	—	—
1.60%	110,239	51,889	—	—	—
1.65%	108,127	197,740	—	—	—
1.70%	321,780	874,544	—	—	—
1.75%	285,687	435,661	—	—	—
1.80%	31,409	38,320	—	—	—
1.85%	126,939	66,028	—	—	—
1.90%	83,384	616,714	—	—	—
1.95%	9,583	530,454	—	—	—
2.00%	427	3,480	—	—	—
2.05%	105	10,720	—	—	—
2.10%	105	62,108	—	—	—
2.15%	9,070	123,817	—	—	—
2.20%	103	75	—	—	—
2.25%	142	89	—	—	—

Total	$4,532,890	$4,073,734	$1,084,845	$554,064	$469,930

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  419

	Put VT	Put VT	Put VT	Put VT	Put VT
	Global Hlth Care,	Gro & Inc,	Gro & Inc,	Hi Yield,	Hi Yield,
Subaccount	Cl IB	Cl IA	Cl IB	Cl IA	Cl IB

1.00%	$197	$—	$131,366	$—	$—
1.05%	132	—	—	—	—
1.10%	207,030	—	739,787	—	—
1.15%	99	—	95,282	—	—
1.20%	43,504	—	35,075	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	102,949	—	277,888	—	—
1.30%	125,158	—	58,276	—	—
1.35%	31,596	—	665,137	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	94,542	3,497,722	1,083,231	558,231	270,079
1.45%	134,063	—	24,535	—	—
1.50%	231,196	—	32,613	—	—
1.55%	40,691	—	153,785	—	—
1.60%	49,279	—	163	—	—
1.65%	16,253	—	42,664	—	—
1.70%	80	—	105	—	—
1.75%	20,625	—	153	—	—
1.80%	133	—	139	—	—
1.85%	30,700	—	2,536	—	—
1.90%	28,234	—	—	—	—
1.95%	92	—	—	—	—
2.00%	2,933	—	—	—	—
2.05%	4,470	—	—	—	—
2.10%	143	—	—	—	—
2.15%	89	—	—	—	—
2.20%	142	—	—	—	—
2.25%	—	—	—	—	—

Total	$1,164,330	$3,497,722	$3,342,735	$558,231	$270,079

 420  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Put VT	Put VT	Put VT	Put VT	Put VT
	Inc,	Intl Eq,	Intl Gro,	Intl Val,	Multi-Cap Gro,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IB	Cl IA

1.00%	$—	$131,102	$98	$—	$—
1.05%	—	109	—	—	—
1.10%	—	885,478	111,606	—	—
1.15%	32,259	79,331	—	—	—
1.20%	—	990,713	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,614	1,433,541	52,716	—	—
1.30%	—	174,784	—	—	—
1.35%	—	743,426	222,434	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	101	951,249	54,386	201	2,139,512
1.45%	—	1,247,986	—	—	—
1.50%	25,363	515,217	—	—	—
1.55%	—	319,038	—	—	—
1.60%	3,874	30,553	—	—	—
1.65%	—	395,921	—	—	—
1.70%	4,108	297,077	—	—	—
1.75%	—	59,456	—	—	—
1.80%	86	18,408	—	—	—
1.85%	—	15,555	—	—	—
1.90%	—	13,536	—	—	—
1.95%	—	121	—	—	—
2.00%	—	123	—	—	—
2.05%	—	122	—	—	—
2.10%	—	110	—	—	—
2.15%	—	3,461	—	—	—
2.20%	—	121	—	—	—
2.25%	—	—	—	—	—

Total	$68,405	$8,306,538	$441,240	$201	$2,139,512

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  421

	Put VT	Put VT	Put VT	Put VT	Put VT
	Multi-Cap Gro,	Research,	Sm Cap Val,	Voyager,	Voyager,
Subaccount	Cl IB	Cl IB	Cl IB	Cl IA	Cl IB

1.00%	$24,191	$4,360	$—	$—	$—
1.05%	121	—	353	—	—
1.10%	292,621	60,223	—	—	—
1.15%	71,393	—	4,397	—	—
1.20%	385,836	102	59,259	—	—
1.25%	117,970	—	—	—	—
1.25%	691,811	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	11,077	119	—	—
1.30%	142	11,882	33,392	—	—
1.35%	287,710	17,416	35,147	—	—
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	241,928	5,195	21,080	344,886	886,109
1.45%	785,688	137	4,115	—	—
1.50%	803,103	10,221	15,456	—	—
1.55%	1,242	127	17,250	—	—
1.60%	142	99	1,817	—	—
1.65%	27,491	98	30,772	—	—
1.70%	91,662	—	372,418	—	—
1.75%	118	96	34,548	—	—
1.80%	118	—	13,040	—	—
1.85%	2,998	96	6,350	—	—
1.90%	125	—	51,080	—	—
1.95%	119	—	53,046	—	—
2.00%	117	—	100	—	—
2.05%	117	—	747	—	—
2.10%	116	—	144	—	—
2.15%	116	—	132	—	—
2.20%	116	—	202	—	—
2.25%	—	—	—	—	—

Total	$3,827,111	$121,129	$754,964	$344,886	$886,109

 422  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	Royce	Royce	Third	VP	VP
	Micro-Cap,	Sm-Cap,	Ave	Aggr,	Aggr,
Subaccount	Invest Cl	Invest Cl	Val	Cl 2	Cl 4

1.00%	$—	$—	$—	$15,605,138	$19,528,479
1.05%	—	—	—	85,865	36,203,168
1.10%	—	—	—	—	—
1.15%	—	—	—	23	1,247,450
1.20%	—	—	—	8,020,248	34,546,554
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,220,501	7,889,300
1.30%	—	—	—	83,530	2,812,273
1.35%	—	—	—	28,576	5,831,640
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	373,764	493,450	195,957	19	11,645,227
1.45%	—	—	—	3,043,594	29,628,834
1.50%	92,197	91,371	56,238	1,036,637	4,165,378
1.55%	—	—	—	1,194,171	5,292,973
1.60%	1,037,776	406,752	468,034	15	3,102,154
1.65%	—	—	—	36,060	7,869,991
1.70%	—	—	—	3,925,479	39,881,770
1.75%	—	—	—	724,659	37,170,791
1.80%	—	—	—	504,839	1,163,437
1.85%	—	—	—	139,623	2,339,104
1.90%	—	—	—	968,658	30,247,830
1.95%	—	—	—	1,947,400	11,383,797
2.00%	—	—	—	268,457	33,458
2.05%	—	—	—	15	409,088
2.10%	—	—	—	128,162	4,414,611
2.15%	—	—	—	15	4,843,780
2.20%	—	—	—	15	303,490
2.25%	—	—	—	15	15

Total	$1,503,737	$991,573	$720,229	$39,961,714	$301,954,592

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  423

	VP
	BR Gl Infl	VP	VP	VP	VP
	Prot Sec,	Conserv,	Conserv,	Mod,	Mod,
Subaccount	Cl 3	Cl 2	Cl 4	Cl 2	Cl 4

1.00%	$60,417	$3,238,376	$2,847,986	$78,247,294	$70,604,045
1.05%	277,223	1,765,595	27,726,071	9,160,199	261,803,737
1.10%	—	—	—	—	—
1.15%	241,434	352,181	409,594	568,883	6,152,959
1.20%	278,670	6,034,535	20,243,311	106,906,533	215,621,122
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	157,797	460,958	7,874,236	10,487,217	89,234,861
1.30%	65,308	925,065	415,297	614,264	3,224,007
1.35%	337,696	1,107,441	10,455,574	2,474,913	77,461,876
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	187,038	1,361,640	6,235,090	1,984,926	65,551,760
1.45%	373,444	3,826,278	19,305,412	45,171,958	146,579,997
1.50%	144,997	1,681,856	6,023,152	3,408,265	39,609,160
1.55%	111,853	3,347,598	2,982,082	33,382,503	38,951,874
1.60%	89,070	229,343	2,589,338	1,807,106	15,369,862
1.65%	373,768	379,270	5,583,632	6,056,168	36,767,229
1.70%	1,614,320	7,272,526	41,714,029	50,617,028	435,524,391
1.75%	742,706	1,428,157	18,762,071	7,689,951	177,871,443
1.80%	103,089	1,798,537	1,428,826	4,039,671	9,632,969
1.85%	83,727	455,821	5,422,514	677,662	13,399,109
1.90%	1,252,955	2,719,391	25,236,269	5,213,490	183,883,313
1.95%	705,942	1,444,590	11,047,077	11,407,290	114,802,329
2.00%	4,566	692,398	73,491	2,802,474	3,282,414
2.05%	59,203	239,698	1,190,921	990,052	14,661,340
2.10%	214,307	574,847	4,557,396	3,120,952	36,062,503
2.15%	219,202	594,854	4,229,256	2,563,039	19,458,412
2.20%	3,357	12	12	17	277,223
2.25%	78	12	12	14	14

Total	$7,702,167	$41,930,979	$226,352,649	$389,391,869	$2,075,787,949

 424  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

					VP
	VP	VP	VP	VP	Ptnrs
	Mod Aggr,	Mod Aggr,	Mod Conserv,	Mod Conserv,	Sm Cap Val,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 3

1.00%	$47,877,999	$52,613,260	$14,123,793	$15,440,504	$64,339
1.05%	4,359,571	113,143,674	2,027,404	36,218,174	4,986
1.10%	—	—	—	—	325,178
1.15%	202,610	2,521,073	85,511	316,694	1,765,840
1.20%	51,122,157	112,854,468	21,492,887	35,118,663	146,219
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,538,849	43,922,789	1,541,358	10,035,894	162,512
1.30%	244,836	3,254,676	557,399	366,476	1,388,373
1.35%	689,081	23,606,065	1,997,125	12,968,587	2,052,512
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	254,035	31,040,793	1,339,240	9,720,810	1,328,605
1.45%	27,379,007	65,179,248	6,991,042	25,294,874	1,434,700
1.50%	1,304,033	13,747,673	911,125	11,053,080	1,552,193
1.55%	20,686,064	17,775,519	4,582,328	7,063,095	734,418
1.60%	701,883	9,971,983	941,985	4,173,732	1,744,817
1.65%	1,123,728	26,170,697	3,101,303	7,857,102	1,354,990
1.70%	35,603,318	152,701,950	10,029,732	58,082,910	5,557,782
1.75%	2,852,768	85,482,783	2,723,315	25,091,478	3,671,951
1.80%	3,144,172	8,073,136	1,542,480	2,255,319	858,075
1.85%	664,807	5,073,847	13	3,059,095	479,835
1.90%	4,169,607	89,457,288	2,926,535	26,564,482	5,121,505
1.95%	5,558,650	50,505,937	1,161,869	12,216,742	2,872,703
2.00%	858,766	1,415,434	352,670	10	72,545
2.05%	14	3,516,915	14	2,872,625	320,593
2.10%	33,221	17,391,944	1,506,947	6,814,703	980,829
2.15%	778,542	8,951,515	176,088	3,223,694	934,583
2.20%	14	19	13	71,998	12,600
2.25%	14	14	13	13	128

Total	$215,147,746	$938,372,700	$80,112,189	$315,880,754	$34,942,811

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  425

					WF Adv VT
	VP	VP			Index
	Sit Divd Gro,	Vty Estb Val,	Wanger	Wanger	Asset Alloc,
Subaccount	Cl 3	Cl 3	Intl	USA	Cl 2

1.00%	$13,942	$137	$3,665	$4,090	$—
1.05%	218,906	3,734	131,044	70,859	109
1.10%	—	—	—	—	—
1.15%	21,008	1,161	1,139,001	1,137,998	84
1.20%	211,880	6,461	145,274	201,212	917,595
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	53,708	122	19,020	13,389	1,721,691
1.30%	25,484	100	951,881	774,170	82
1.35%	97,832	100	1,193,387	1,090,789	2,219
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	98,629	100	482,327	964,082	923,875
1.45%	368,706	100	1,148,836	750,048	2,015,669
1.50%	45,909	100	1,050,363	961,388	1,394,826
1.55%	45,542	16,566	324,664	378,092	81
1.60%	63,059	100	504,176	1,778,989	90,670
1.65%	159,616	165	726,582	729,909	97,705
1.70%	917,398	14	3,055,284	3,390,313	407,498
1.75%	441,791	14	3,229,408	2,131,248	80
1.80%	36,705	95	190,365	515,688	72
1.85%	66,344	94	157,459	302,946	65,954
1.90%	652,566	14	2,065,666	2,850,327	78
1.95%	412,142	94	2,873,159	1,768,048	—
2.00%	1,234	93	18,764	38,534	77
2.05%	12,859	93	61,850	192,599	77
2.10%	107,920	102	555,996	572,262	12,029
2.15%	63,035	92	885,859	556,864	76
2.20%	15	91	10,936	7,985	76
2.25%	105	127	167	200	—

Total	$4,136,335	$29,869	$20,925,133	$21,182,029	$7,650,623

 426  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Intl Eq,	Intl Eq,	Intrinsic Val,	Omega Gro,	Omega Gro,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	$22,543	$189,763	$—	$45,679	$637,149
1.05%	—	100	6,932	—	7,857
1.10%	109,282	1,134,636	—	232,969	1,586,272
1.15%	—	584,898	108,453	—	1,430,055
1.20%	—	670,561	599,384	—	2,280,574
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	56,632	431,279	1,511,849	250,844	2,327,109
1.30%	—	659,370	38,582	—	1,035,557
1.35%	169,784	1,580,685	22,641	710,248	2,105,417
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	335,111	834,435	—	2,900,381
1.45%	—	863,428	1,224,516	—	3,210,104
1.50%	—	653,924	1,131,234	—	2,877,615
1.55%	—	367,391	31,669	—	1,016,857
1.60%	—	66,840	950,358	—	2,744,212
1.65%	—	297,808	340,720	—	1,123,991
1.70%	—	1,403,095	865,240	—	4,696,088
1.75%	—	85,028	202,449	—	472,768
1.80%	—	11,417	497,345	—	863,608
1.85%	—	94,823	199,709	—	591,892
1.90%	—	1,572,274	620,644	—	4,503,625
1.95%	—	—	—	—	—
2.00%	—	2,167	34,004	—	52,888
2.05%	—	118,780	58,667	—	440,567
2.10%	—	158,762	71,892	—	577,445
2.15%	—	72	76	—	106
2.20%	—	695	112	—	618
2.25%	—	—	—	—	—

Total	$358,241	$11,282,907	$9,350,911	$1,239,740	$37,482,755

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  427

	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT	WF Adv VT
	Opp,	Opp,	Sm Cap Gro,	Sm Cap Val,	Sm Cap Val,
Subaccount	Cl 1	Cl 2	Cl 2	Cl 1	Cl 2

1.00%	$21,776	$552,707	$75,214	$32,363	$242,714
1.05%	—	113	142	—	—
1.10%	103,361	1,804,482	539,271	501,457	998,178
1.15%	—	84,015	252,959	—	22,251
1.20%	—	798,598	630,426	—	351,359
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,079	483,189	598,556	318,679	102,719
1.30%	—	464,029	335,273	—	397,996
1.35%	371,602	1,371,301	650,080	918,705	845,240
1.40%	—	—	—	—	—
1.40%	—	—	—	—	—
1.40%	—	486,876	418,991	—	552,583
1.45%	—	666,987	756,551	—	545,237
1.50%	—	671,525	646,069	—	288,222
1.55%	—	476,338	324,109	—	174,387
1.60%	—	120,299	10,366	—	11,645
1.65%	—	367,341	237,784	—	125,373
1.70%	—	321,159	1,030,739	—	173,129
1.75%	—	99,077	56,192	—	42,597
1.80%	—	11,590	10,631	—	100
1.85%	—	82,761	50,342	—	53,273
1.90%	—	232,803	877,359	—	150,865
1.95%	—	—	—	—	—
2.00%	—	110	1,777	—	99
2.05%	—	6,235	44,279	—	63,194
2.10%	—	15,879	89,538	—	84
2.15%	—	110	117	—	98
2.20%	—	312	116	—	98
2.25%	—	—	—	—	—

Total	$580,818	$9,117,836	$7,636,881	$1,771,204	$5,141,441

 428  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

WF Adv VT Total
Return Bond,
Subaccount	Cl 2

1.00%	$230,880
1.05%	7,309
1.10%	1,115,394
1.15%	1,046,161
1.20%	917,586
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	—
1.25%	744,467
1.30%	1,233,316
1.35%	2,632,532
1.40%	—
1.40%	—
1.40%	2,355,752
1.45%	1,033,593
1.50%	1,757,716
1.55%	1,040,554
1.60%	1,474,842
1.65%	880,054
1.70%	5,334,944
1.75%	281,629
1.80%	446,918
1.85%	650,136
1.90%	4,585,462
1.95%	—
2.00%	132,644
2.05%	528,621
2.10%	674,637
2.15%	2,022
2.20%	2,349
2.25%	—

Total	$29,109,518

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Bal Wealth Strategy, Cl B
2013	430	$1.37 to $1.29	$583	2.29%	1.00%	to	2.20%	15.12%	to	13.74%
2012	884	$1.19 to $1.13	$1,042	1.94%	1.00%	to	2.20%	12.25%	to	10.91%
2011	996	$1.06 to $1.02	$1,048	2.36%	1.00%	to	2.20%	(4.02%)	to	(5.16%)
2010	1,100	$1.11 to $1.08	$1,209	2.63%	1.00%	to	2.20%	9.20%	to	7.89%
2009	1,367	$1.01 to $1.00	$1,382	0.91%	1.00%	to	2.20%	23.21%	to	21.75%

AB VPS Global Thematic Gro, Cl B
2013	2,314	$0.55 to $1.20	$1,674	0.02%	1.00%	to	2.25%	21.70%	to	20.20%
2012	3,407	$0.45 to $1.00	$1,900	—	1.00%	to	2.25%	12.11%	to	10.72%
2011	4,296	$0.40 to $0.90	$2,198	0.35%	1.00%	to	2.25%	(24.17%)	to	(25.11%)
2010	5,268	$0.53 to $1.20	$3,449	1.97%	1.00%	to	2.25%	17.40%	to	15.94%
2009	6,173	$0.45 to $1.04	$3,379	—	1.00%	to	2.25%	51.62%	to	3.29	%(6)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  429

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Gro & Inc, Cl B
2013	5,167	$1.69 to $1.76	$8,833	1.15%	1.00%	to	2.25%	33.25%		to	31.60%
2012	6,321	$1.27 to $1.33	$8,141	1.32%	1.00%	to	2.25%	16.08%		to	14.63%
2011	8,422	$1.09 to $1.16	$9,341	1.12%	1.00%	to	2.25%	5.02%		to	3.71%
2010	10,834	$1.04 to $1.12	$11,432	—	1.00%	to	2.25%	11.68%		to	10.29%
2009	13,976	$0.93 to $1.02	$13,203	3.41%	1.00%	to	2.25%	19.15%		to	1.95	%(6)

AB VPS Inter Bond, Cl B
2013	670	$1.65 to $1.61	$1,075	3.39%	1.40%	to	1.60%	(3.69%)		to	(3.89%)
2012	926	$1.71 to $1.67	$1,545	4.27%	1.40%	to	1.60%	4.32%		to	4.11%
2011	972	$1.64 to $1.61	$1,553	4.34%	1.40%	to	1.60%	4.91%		to	4.70%
2010	1,424	$1.56 to $1.54	$2,179	5.10%	1.40%	to	1.60%	7.41%		to	7.20%
2009	1,686	$1.45 to $1.43	$2,403	3.48%	1.40%	to	1.60%	16.56%		to	16.32%

AB VPS Intl Val, Cl B
2013	28,469	$1.14 to $1.09	$35,788	5.54%	1.00%	to	2.25%	21.51%		to	20.00%
2012	39,332	$0.94 to $0.91	$41,071	1.31%	1.00%	to	2.25%	13.06%		to	11.64%
2011	46,268	$0.83 to $0.81	$43,029	3.93%	1.00%	to	2.25%	(20.24%)		to	(21.23%)
2010	47,828	$1.04 to $1.03	$56,087	2.22%	1.00%	to	2.25%	3.26%		to	1.97%
2009	140,194	$1.01 to $1.01	$148,815	0.99%	1.00%	to	2.25%	1.61	%(6)	to	1.50	%(6)

AB VPS Lg Cap Gro, Cl B
2013	4,038	$0.97 to $2.02	$4,116	—	1.00%	to	1.85%	35.64%		to	34.49%
2012	4,796	$0.72 to $1.50	$3,586	0.03%	1.00%	to	1.85%	14.97%		to	13.99%
2011	6,228	$0.62 to $1.32	$4,078	0.09%	1.00%	to	1.85%	(4.23%)		to	(5.05%)
2010	7,887	$0.65 to $1.39	$5,448	0.28%	1.00%	to	1.85%	8.74%		to	7.82%
2009	10,055	$0.60 to $1.29	$6,448	—	1.00%	to	1.85%	35.74%		to	34.59%

AC VP Inc & Gro, Cl I
2013	218	$2.00 to $2.00	$436	2.17%	1.40%	to	1.40%	33.93%		to	33.93%
2012	282	$1.50 to $1.50	$421	2.05%	1.40%	to	1.40%	13.15%		to	13.15%
2011	328	$1.32 to $1.32	$433	1.56%	1.40%	to	1.40%	1.68%		to	1.68%
2010	364	$1.30 to $1.30	$474	1.50%	1.40%	to	1.40%	12.56%		to	12.56%
2009	424	$1.15 to $1.15	$490	4.99%	1.40%	to	1.40%	16.46%		to	16.46%

AC VP Inflation Prot, Cl II
2013	41,802	$1.30 to $1.22	$53,443	1.64%	1.05%	to	2.20%	(9.44%)		to	(10.47%)
2012	43,111	$1.43 to $1.36	$61,346	2.38%	1.05%	to	2.20%	6.26%		to	5.05%
2011	51,036	$1.35 to $1.29	$68,800	4.10%	1.05%	to	2.20%	10.58%		to	9.32%
2010	68,416	$1.22 to $1.18	$83,877	1.69%	1.05%	to	2.20%	4.00%		to	2.81%
2009	73,414	$1.17 to $1.15	$87,020	1.78%	1.05%	to	2.20%	9.09%		to	7.84%

AC VP Intl, Cl II
2013	30	$1.28 to $1.65	$53	0.27%	1.05%	to	2.20%	20.98%		to	19.59%
2012	2	$1.06 to $1.38	$4	0.76%	1.05%	to	2.20%	19.75%		to	18.37%
2011	9	$0.89 to $1.16	$12	1.34%	1.05%	to	2.20%	(13.11%)		to	(14.10%)
2010	10	$1.02 to $1.35	$17	1.94%	1.05%	to	2.20%	11.96%		to	10.67%
2009	23	$0.91 to $1.22	$31	4.51%	1.05%	to	2.20%	32.24%		to	30.71%

AC VP Mid Cap Val, Cl II
2013	65	$1.80 to $1.71	$95	0.95%	1.00%	to	2.25%	28.62%		to	27.02%
2012	137	$1.40 to $1.35	$154	1.87%	1.00%	to	2.25%	15.08%		to	13.66%
2011	138	$1.22 to $1.18	$135	1.31%	1.00%	to	2.25%	(1.82%)		to	(3.06%)
2010	65	$1.24 to $1.22	$67	2.00%	1.00%	to	2.25%	17.80%		to	16.33%
2009	77	$1.05 to $1.05	$67	3.85%	1.00%	to	2.25%	4.44	%(6)	to	4.33	%(6)

AC VP Ultra, Cl II
2013	15,413	$1.81 to $1.72	$23,883	0.43%	1.00%	to	2.25%	35.55%		to	33.87%
2012	21,704	$1.33 to $1.28	$25,026	—	1.00%	to	2.25%	12.65%		to	11.25%
2011	26,784	$1.18 to $1.15	$27,619	—	1.00%	to	2.25%	(0.14%)		to	(1.38%)
2010	33,812	$1.19 to $1.17	$35,139	0.36%	1.00%	to	2.25%	14.66%		to	13.24%
2009	38,929	$1.03 to $1.03	$35,507	0.18%	1.00%	to	2.25%	2.99	%(6)	to	2.88	%(6)

 430  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AC VP Val, Cl I
2013	193	$2.78 to $2.78	$538	1.64%	1.40%	to	1.40%	29.90%		to	29.90%
2012	247	$2.14 to $2.14	$529	1.91%	1.40%	to	1.40%	12.98%		to	12.98%
2011	283	$1.90 to $1.90	$536	2.03%	1.40%	to	1.40%	(0.39%)		to	(0.39%)
2010	318	$1.90 to $1.90	$604	2.17%	1.40%	to	1.40%	11.85%		to	11.85%
2009	373	$1.70 to $1.70	$634	5.82%	1.40%	to	1.40%	18.20%		to	18.20%

AC VP Val, Cl II
2013	287	$1.70 to $1.62	$483	1.46%	1.00%	to	2.25%	30.16%		to	28.57%
2012	318	$1.31 to $1.26	$415	1.71%	1.00%	to	2.25%	13.44%		to	12.02%
2011	496	$1.15 to $1.12	$570	1.90%	1.00%	to	2.25%	(0.13%)		to	(1.37%)
2010	501	$1.15 to $1.14	$581	2.04%	1.00%	to	2.25%	11.92%		to	10.53%
2009	573	$1.03 to $1.03	$596	5.51%	1.00%	to	2.25%	2.48	%(6)	to	2.37	%(6)

CB Var Sm Cap Gro, Cl I
2013	158	$2.30 to $2.18	$280	0.03%	1.00%	to	2.25%	45.60%		to	43.78%
2012	165	$1.58 to $1.52	$203	0.37%	1.00%	to	2.25%	18.23%		to	16.77%
2011	219	$1.33 to $1.30	$228	—	1.00%	to	2.25%	0.38%		to	(0.87%)
2010	176	$1.33 to $1.31	$184	—	1.00%	to	2.25%	23.94%		to	22.40%
2009	188	$1.07 to $1.07	$160	—	1.00%	to	2.25%	7.21	%(6)	to	7.09	%(6)

Col VP Asset Alloc, Cl 1
2013	34	$2.04 to $2.02	$68	2.30%	1.15%	to	1.25%	16.81%		to	16.71%
2012	38	$1.75 to $1.73	$67	2.20%	1.15%	to	1.25%	11.74%		to	11.62%
2011	42	$1.57 to $1.55	$65	2.33%	1.15%	to	1.25%	(1.98%)		to	(2.08%)
2010	72	$1.60 to $1.59	$114	2.88%	1.15%	to	1.25%	12.13%		to	12.02%
2009	180	$1.42 to $1.42	$256	4.24%	1.15%	to	1.25%	22.58%		to	22.46%

Col VP Bal, Cl 3
2013	1,846	$1.49 to $1.48	$3,492	—	1.00%	to	1.80%	20.25%		to	19.29%
2012	2,205	$1.24 to $1.24	$3,454	—	1.00%	to	1.80%	13.13%		to	12.23%
2011	2,572	$1.09 to $1.10	$3,541	—	1.00%	to	1.80%	1.37%		to	0.57%
2010	2,888	$1.08 to $1.10	$3,946	—	1.00%	to	1.80%	11.41%		to	10.52%
2009	4,004	$0.97 to $0.99	$4,734	—	1.00%	to	1.80%	22.99%		to	22.01%

Col VP Cash Mgmt, Cl 3
2013	25,348	$1.11 to $0.91	$26,218	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.24%)
2012	31,031	$1.12 to $0.93	$32,463	0.01%	1.00%	to	2.25%	(0.97%)		to	(2.21%)
2011	40,935	$1.13 to $0.96	$43,385	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.23%)
2010	49,855	$1.14 to $0.98	$53,739	0.01%	1.00%	to	2.25%	(0.98%)		to	(2.24%)
2009	107,328	$1.15 to $1.00	$114,381	0.05%	1.00%	to	2.25%	(0.84%)		to	(0.19	%)(6)

Col VP Div Bond, Cl 3
2013	17,358	$1.49 to $1.09	$24,802	4.39%	1.00%	to	2.25%	(3.35%)		to	(4.58%)
2012	20,710	$1.54 to $1.15	$31,078	3.83%	1.00%	to	2.25%	6.50%		to	5.18%
2011	24,708	$1.44 to $1.09	$34,812	4.59%	1.00%	to	2.25%	5.63%		to	4.31%
2010	32,875	$1.37 to $1.04	$43,873	1.34%	1.00%	to	2.25%	7.25%		to	5.90%
2009	373,592	$1.27 to $0.99	$444,902	4.29%	1.00%	to	2.25%	13.28%		to	(1.51	%)(6)

Col VP Divd Opp, Cl 3
2013	30,495	$2.09 to $1.51	$61,221	—	1.00%	to	2.25%	25.46%		to	23.90%
2012	41,137	$1.67 to $1.22	$66,624	—	1.00%	to	2.25%	12.86%		to	11.45%
2011	51,668	$1.48 to $1.09	$74,781	—	1.00%	to	2.25%	(5.95%)		to	(7.12%)
2010	62,868	$1.57 to $1.17	$97,340	—	1.00%	to	2.25%	15.67%		to	14.23%
2009	309,560	$1.36 to $1.03	$396,604	—	1.00%	to	2.25%	26.19%		to	2.38	%(6)

Col VP Emer Mkts, Cl 3
2013	10,135	$1.12 to $1.07	$22,674	0.58%	1.00%	to	2.25%	(2.77%)		to	(3.99%)
2012	11,566	$1.16 to $1.11	$26,910	0.39%	1.00%	to	2.25%	19.39%		to	17.90%
2011	14,461	$0.97 to $0.94	$28,432	1.14%	1.00%	to	2.25%	(21.80%)		to	(22.77%)
2010	15,151	$1.24 to $1.22	$38,197	1.65%	1.00%	to	2.25%	18.57%		to	17.09%
2009	58,527	$1.04 to $1.04	$115,789	0.35%	1.00%	to	2.25%	3.75	%(6)	to	3.64	%(6)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  431

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Hi Yield Bond, Cl 3
2013	8,331	$1.46 to $1.38	$16,123	5.92%	1.00%	to	2.25%	5.02%		to	3.71%
2012	9,620	$1.39 to $1.33	$17,857	6.86%	1.00%	to	2.25%	14.59%		to	13.16%
2011	12,381	$1.21 to $1.18	$20,192	7.87%	1.00%	to	2.25%	4.64%		to	3.32%
2010	15,320	$1.16 to $1.14	$23,997	8.10%	1.00%	to	2.25%	12.83%		to	11.41%
2009	21,852	$1.03 to $1.02	$30,256	9.88%	1.00%	to	2.25%	2.60	%(6)	to	2.50	%(6)

Col VP Inc Opp, Cl 1
2013	306	$0.90 to $0.89	$275	8.92%	1.15%	to	1.25%	0.68	%(13)	to	0.62	%(13)

Col VP Inc Opp, Cl 2
2013	12,575	$0.90 to $0.89	$11,226	8.56%	1.00%	to	2.25%	0.82	%(13)	to	(0.05	%)(13)

Col VP Inc Opp, Cl 3
2013	2,495	$1.42 to $1.35	$4,421	12.94%	1.00%	to	2.25%	3.99%		to	2.68%
2012	3,121	$1.37 to $1.32	$5,360	6.42%	1.00%	to	2.25%	13.66%		to	12.25%
2011	4,206	$1.20 to $1.17	$6,407	9.19%	1.00%	to	2.25%	5.22%		to	3.89%
2010	5,625	$1.14 to $1.13	$8,201	1.05%	1.00%	to	2.25%	11.93%		to	10.53%
2009	177,566	$1.02 to $1.02	$230,138	4.64%	1.00%	to	2.25%	2.27	%(6)	to	2.16	%(6)

Col VP Intl Opp, Cl 3
2013	301	$1.41 to $1.34	$588	1.67%	1.00%	to	2.25%	20.95%		to	19.45%
2012	371	$1.16 to $1.12	$591	1.50%	1.00%	to	2.25%	16.54%		to	15.08%
2011	513	$1.00 to $0.97	$710	1.35%	1.00%	to	2.25%	(13.28%)		to	(14.37%)
2010	620	$1.15 to $1.13	$954	1.44%	1.00%	to	2.25%	12.77%		to	11.36%
2009	624	$1.02 to $1.02	$892	1.57%	1.00%	to	2.25%	1.92	%(6)	to	1.81	%(6)

Col VP Lg Cap Gro, Cl 1
2013	240	$1.35 to $1.35	$325	—	1.15%	to	1.25%	28.94%		to	28.83%
2012	265	$1.05 to $1.05	$278	—	1.15%	to	1.25%	18.90%		to	18.78%
2011	292	$0.88 to $0.88	$258	—	1.15%	to	1.25%	(12.90	%)(10)	to	(12.95	%)(10)

Col VP Lg Cap Gro, Cl 3
2013	1,084	$1.61 to $1.69	$1,264	—	1.00%	to	2.25%	28.98%		to	27.36%
2012	1,556	$1.25 to $1.33	$1,373	—	1.00%	to	2.25%	18.96%		to	17.48%
2011	1,382	$1.05 to $1.13	$1,145	—	1.00%	to	2.25%	(4.18%)		to	(5.38%)
2010	1,717	$1.10 to $1.19	$1,515	—	1.00%	to	2.25%	16.00%		to	14.55%
2009	4,412	$0.95 to $1.04	$3,472	—	1.00%	to	2.25%	35.63%		to	3.94	%(6)

Col VP Lg Core Quan, Cl 3
2013	28,124	$1.40 to $1.75	$37,435	—	1.00%	to	2.25%	32.33%		to	30.67%
2012	37,490	$1.06 to $1.34	$37,799	—	1.00%	to	2.25%	12.74%		to	11.34%
2011	48,467	$0.94 to $1.21	$43,637	—	1.00%	to	2.25%	4.19%		to	2.89%
2010	64,135	$0.90 to $1.17	$55,690	—	1.00%	to	2.25%	16.17%		to	14.72%
2009	74,790	$0.78 to $1.02	$55,969	—	1.00%	to	2.25%	22.92%		to	1.77	%(6)

Col VP Man Vol Conserv, Cl 2
2013	2,309	$1.00 to $1.00	$2,309	—	1.00%	to	2.25%	(0.12	%)(14)	to	(0.27	%)(14)

Col VP Man Vol Conserv Gro, Cl 2
2013	11,473	$1.01 to $1.01	$11,580	—	1.00%	to	2.25%	0.56	%(14)	to	0.41	%(14)

Col VP Man Vol Gro, Cl 2
2013	29,375	$1.03 to $1.03	$30,205	—	1.00%	to	2.25%	1.90	%(14)	to	1.75	%(14)

Col VP Man Vol Mod Gro, Cl 2
2013	56,410	$1.02 to $1.02	$57,508	—	1.00%	to	2.25%	1.35	%(14)	to	1.20	%(14)

Col VP Marsico Gro, Cl 1
2013	3,549	$1.76 to $1.67	$4,986	0.21%	1.00%	to	2.25%	34.30%		to	32.62%
2012	5,394	$1.31 to $1.26	$5,671	0.66%	1.00%	to	2.25%	11.12%		to	9.74%
2011	7,127	$1.18 to $1.15	$6,782	0.30%	1.00%	to	2.25%	(3.60%)		to	(4.81%)
2010	8,764	$1.22 to $1.21	$8,719	0.19%	1.00%	to	2.25%	20.34%		to	18.84%
2009	326,335	$1.02 to $1.01	$271,853	0.89%	1.00%	to	2.25%	0.98	%(6)	to	0.88	%(6)

 432  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Marsico Intl Opp, Cl 2
2013	227	$1.30 to $1.24	$227	0.40%	1.00%	to	2.25%	19.21%		to	17.70%
2012	302	$1.09 to $1.05	$254	0.91%	1.00%	to	2.25%	16.44%		to	15.01%
2011	369	$0.94 to $0.92	$267	0.81%	1.00%	to	2.25%	(17.01%)		to	(18.05%)
2010	367	$1.13 to $1.12	$322	0.68%	1.00%	to	2.25%	12.60%		to	11.19%
2009	367	$1.01 to $1.00	$287	1.88%	1.00%	to	2.25%	0.16	%(6)	to	0.06	%(6)

Col VP Mid Cap Gro Opp, Cl 3
2013	1,789	$2.15 to $1.54	$3,451	—	1.00%	to	2.20%	29.73%		to	28.18%
2012	2,352	$1.66 to $1.20	$3,508	—	1.00%	to	2.20%	10.16%		to	8.84%
2011	2,823	$1.51 to $1.10	$3,853	—	1.00%	to	2.20%	(15.91%)		to	(16.91%)
2010	3,297	$1.79 to $1.33	$5,358	—	1.00%	to	2.20%	25.03%		to	23.54%
2009	3,990	$1.43 to $1.07	$5,193	—	1.00%	to	2.20%	61.78%		to	59.85%

Col VP Mid Cap Val Opp, Cl 3
2013	1,072	$1.85 to $1.76	$1,359	—	1.00%	to	2.25%	36.38%		to	34.67%
2012	1,099	$1.36 to $1.30	$1,030	—	1.00%	to	2.25%	17.29%		to	15.83%
2011	1,275	$1.16 to $1.13	$1,025	—	1.00%	to	2.25%	(9.40%)		to	(10.53%)
2010	1,276	$1.28 to $1.26	$1,141	—	1.00%	to	2.25%	21.30%		to	19.78%
2009	1,084	$1.05 to $1.05	$806	—	1.00%	to	2.25%	4.86	%(6)	to	4.75	%(6)

Col VP S&P 500, Cl 3
2013	6,881	$1.38 to $1.66	$10,837	—	1.00%	to	2.25%	30.45%		to	28.81%
2012	7,782	$1.06 to $1.29	$9,394	—	1.00%	to	2.25%	14.40%		to	12.97%
2011	9,339	$0.93 to $1.14	$9,833	—	1.00%	to	2.25%	0.62%		to	(0.63%)
2010	12,373	$0.92 to $1.15	$12,969	—	1.00%	to	2.25%	13.57%		to	12.15%
2009	14,682	$0.81 to $1.02	$13,477	—	1.00%	to	2.25%	24.74%		to	1.82	%(6)

Col VP Select Lg Cap Val, Cl 3
2013	87	$1.50 to $1.65	$152	—	1.05%	to	2.20%	36.35%		to	34.80%
2012	99	$1.10 to $1.22	$127	—	1.05%	to	2.20%	17.23%		to	15.89%
2011	67	$0.94 to $1.05	$75	—	1.05%	to	2.20%	(2.72%)		to	(3.83%)
2010	76	$0.97 to $1.10	$88	—	1.05%	to	2.20%	19.26%		to	17.90%
2009	85	$0.81 to $0.93	$82	—	1.05%	to	2.20%	24.81%		to	23.38%

Col VP Select Sm Cap Val, Cl 3
2013	620	$2.42 to $2.37	$1,354	—	1.00%	to	1.80%	46.92%		to	45.75%
2012	916	$1.65 to $1.62	$1,347	—	1.00%	to	1.80%	16.59%		to	15.66%
2011	1,150	$1.41 to $1.40	$1,457	—	1.00%	to	1.80%	(9.42%)		to	(10.14%)
2010	1,286	$1.56 to $1.56	$1,801	—	1.00%	to	1.80%	25.54%		to	24.54%
2009	1,808	$1.24 to $1.25	$2,013	—	1.00%	to	1.80%	38.43%		to	37.32%

Col VP Sm Cap Val, Cl 2
2013	1,975	$1.81 to $1.72	$3,638	0.97%	1.00%	to	2.25%	32.71%		to	31.06%
2012	2,923	$1.36 to $1.31	$4,099	0.28%	1.00%	to	2.25%	10.15%		to	8.79%
2011	3,793	$1.24 to $1.21	$4,857	0.86%	1.00%	to	2.25%	(7.06%)		to	(8.21%)
2010	4,520	$1.33 to $1.31	$6,292	2.02%	1.00%	to	2.25%	25.21%		to	23.66%
2009	186,061	$1.06 to $1.06	$201,778	1.01%	1.00%	to	2.25%	7.28	%(6)	to	7.17	%(6)

Col VP Sm Co Gro, Cl 1
2013	32	$2.77 to $2.74	$88	0.11%	1.15%	to	1.25%	38.86%		to	38.73%
2012	40	$2.00 to $1.98	$80	—	1.15%	to	1.25%	10.73%		to	10.61%
2011	42	$1.80 to $1.79	$75	—	1.15%	to	1.25%	(6.63%)		to	(6.72%)
2010	61	$1.93 to $1.92	$117	—	1.15%	to	1.25%	26.91%		to	26.79%
2009	85	$1.52 to $1.51	$129	—	1.15%	to	1.25%	24.22%		to	24.10%

Col VP US Govt Mtge, Cl 1
2013	423	$0.97 to $0.97	$409	0.76%	1.15%	to	1.25%	(2.96%)		to	(3.05%)
2012	538	$1.00 to $1.00	$536	1.06%	1.15%	to	1.25%	0.53%		to	0.42%
2011	658	$0.99 to $0.99	$653	—	1.15%	to	1.25%	0.17	%(10)	to	0.13	%(10)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  433

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP US Govt Mtge, Cl 3
2013	14,754	$1.27 to $0.94	$16,750	0.62%	1.00%	to	2.25%	(2.92%)		to	(4.14%)
2012	17,734	$1.31 to $0.98	$20,681	0.90%	1.00%	to	2.25%	0.62%		to	(0.62%)
2011	19,927	$1.30 to $0.99	$23,425	0.91%	1.00%	to	2.25%	0.38%		to	(0.89%)
2010	25,328	$1.29 to $1.00	$29,739	0.60%	1.00%	to	2.25%	1.98%		to	0.71%
2009	75,083	$1.27 to $0.99	$85,320	2.68%	1.00%	to	2.25%	4.48%		to	(0.93	%)(6)

CS Commodity Return
2013	654	$0.88 to $0.84	$463	—	1.00%	to	2.25%	(11.16%)		to	(12.27%)
2012	658	$1.00 to $0.96	$527	—	1.00%	to	2.25%	(3.07%)		to	(4.28%)
2011	739	$1.03 to $1.00	$615	2.53%	1.00%	to	2.25%	(13.52%)		to	(14.59%)
2010	899	$1.19 to $1.17	$871	7.50%	1.00%	to	2.25%	15.49%		to	14.06%
2009	686	$1.03 to $1.03	$579	12.70%	1.00%	to	2.25%	1.50	%(6)	to	1.39	%(6)

Drey IP MidCap Stock, Serv
2013	49	$1.52 to $1.81	$98	1.16%	1.05%	to	2.20%	33.29%		to	31.77%
2012	51	$1.14 to $1.37	$76	0.20%	1.05%	to	2.20%	18.09%		to	16.74%
2011	62	$0.97 to $1.18	$79	0.38%	1.05%	to	2.20%	(0.84%)		to	(1.98%)
2010	70	$0.98 to $1.20	$89	0.89%	1.05%	to	2.20%	25.63%		to	24.19%
2009	73	$0.78 to $0.97	$75	0.96%	1.05%	to	2.20%	33.92%		to	32.39%

Drey IP Tech Gro, Serv
2013	4,994	$1.75 to $1.74	$9,146	—	1.05%	to	2.20%	31.11%		to	29.61%
2012	6,909	$1.33 to $1.35	$9,729	—	1.05%	to	2.20%	14.14%		to	12.83%
2011	8,169	$1.17 to $1.19	$10,146	—	1.05%	to	2.20%	(9.00%)		to	(10.04%)
2010	9,966	$1.28 to $1.33	$13,679	—	1.05%	to	2.20%	28.30%		to	26.84%
2009	13,031	$1.00 to $1.04	$14,023	0.19%	1.05%	to	2.20%	55.44%		to	53.66%

Drey Soc Resp Gro, Init
2013	593	$1.06 to $2.12	$630	1.35%	1.20%	to	1.80%	32.74%		to	31.95%
2012	801	$0.80 to $1.61	$636	0.85%	1.20%	to	1.80%	10.64%		to	9.98%
2011	1,011	$0.72 to $1.46	$730	0.99%	1.20%	to	1.80%	(0.30%)		to	(0.89%)
2010	1,406	$0.72 to $1.48	$1,015	0.88%	1.20%	to	1.80%	13.45%		to	12.77%
2009	1,559	$0.64 to $1.31	$999	1.00%	1.20%	to	1.80%	32.16%		to	31.36%

Drey VIF Appr, Serv
2013	254	$1.58 to $1.55	$417	1.64%	1.05%	to	2.20%	19.57%		to	18.19%
2012	375	$1.33 to $1.31	$519	3.27%	1.05%	to	2.20%	8.98%		to	7.74%
2011	488	$1.22 to $1.22	$624	1.52%	1.05%	to	2.20%	7.61%		to	6.38%
2010	522	$1.13 to $1.15	$624	1.88%	1.05%	to	2.20%	13.84%		to	12.54%
2009	554	$0.99 to $1.02	$586	2.26%	1.05%	to	2.20%	20.96%		to	19.56%

Drey VIF Intl Eq, Serv
2013	174	$1.32 to $1.25	$168	2.79%	1.00%	to	2.25%	16.27%		to	14.82%
2012	159	$1.14 to $1.09	$135	0.14%	1.00%	to	2.25%	21.60%		to	20.09%
2011	172	$0.93 to $0.91	$120	1.90%	1.00%	to	2.25%	(15.76%)		to	(16.80%)
2010	155	$1.11 to $1.09	$129	1.53%	1.00%	to	2.25%	8.65%		to	7.30%
2009	154	$1.02 to $1.02	$119	2.56%	1.00%	to	2.25%	1.32	%(6)	to	1.21	%(6)

Drey VIF Intl Val, Serv
2013	64	$1.14 to $1.08	$84	2.35%	1.00%	to	2.25%	21.47%		to	19.96%
2012	129	$0.94 to $0.90	$139	2.53%	1.00%	to	2.25%	11.30%		to	9.92%
2011	137	$0.84 to $0.82	$135	1.97%	1.00%	to	2.25%	(19.57%)		to	(20.57%)
2010	147	$1.05 to $1.03	$182	1.62%	1.00%	to	2.25%	3.17%		to	1.89%
2009	191	$1.02 to $1.02	$232	3.77%	1.00%	to	2.25%	1.40	%(6)	to	1.29	%(6)

EV VT Floating-Rate Inc
2013	3,255	$1.23 to $1.16	$3,788	3.50%	1.00%	to	2.25%	2.82%		to	1.54%
2012	3,888	$1.19 to $1.14	$4,435	4.20%	1.00%	to	2.25%	6.26%		to	4.93%
2011	4,720	$1.12 to $1.09	$5,100	4.22%	1.00%	to	2.25%	1.53%		to	0.27%
2010	5,585	$1.11 to $1.09	$5,985	4.03%	1.00%	to	2.25%	8.32%		to	6.69%
2009	130,395	$1.02 to $1.02	$130,494	4.79%	1.00%	to	2.25%	2.11	%(6)	to	2.00	%(6)

 434  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Bal, Serv Cl
2013	157	$1.68 to $1.66	$259	1.44%	1.15%	to	1.25%	18.13%	to	18.02%
2012	162	$1.42 to $1.40	$228	1.56%	1.15%	to	1.25%	13.64%	to	13.52%
2011	177	$1.25 to $1.24	$219	1.48%	1.15%	to	1.25%	(4.88%)	to	(4.97%)
2010	188	$1.32 to $1.30	$244	1.52%	1.15%	to	1.25%	16.64%	to	16.52%
2009	234	$1.13 to $1.12	$262	1.58%	1.15%	to	1.25%	36.78%	to	36.64%

Fid VIP Bal, Serv Cl 2
2013	45	$1.75 to $1.62	$76	1.36%	1.40%	to	1.80%	17.62%	to	17.16%
2012	46	$1.48 to $1.38	$67	1.55%	1.40%	to	1.80%	13.22%	to	12.76%
2011	44	$1.31 to $1.22	$57	1.50%	1.40%	to	1.80%	(5.16%)	to	(5.53%)
2010	43	$1.38 to $1.30	$59	1.23%	1.40%	to	1.80%	16.12%	to	15.66%
2009	58	$1.19 to $1.12	$69	1.51%	1.40%	to	1.80%	36.40%	to	35.86%

Fid VIP Contrafund, Serv Cl
2013	2,048	$2.09 to $1.99	$4,132	0.93%	1.00%	to	1.35%	29.84%	to	29.39%
2012	2,450	$1.61 to $1.54	$3,818	1.10%	1.00%	to	1.35%	15.15%	to	14.74%
2011	3,197	$1.40 to $1.34	$4,336	0.77%	1.00%	to	1.35%	(3.60%)	to	(3.94%)
2010	4,872	$1.45 to $1.39	$6,871	1.02%	1.00%	to	1.35%	15.94%	to	15.54%
2009	6,344	$1.25 to $1.21	$7,738	1.22%	1.00%	to	1.35%	34.32%	to	33.85%

Fid VIP Contrafund, Serv Cl 2
2013	47,320	$2.34 to $1.64	$104,867	0.75%	1.00%	to	2.25%	29.65%	to	28.04%
2012	63,348	$1.80 to $1.28	$109,230	1.03%	1.00%	to	2.25%	14.98%	to	13.55%
2011	80,870	$1.57 to $1.13	$122,228	0.73%	1.00%	to	2.25%	(3.75%)	to	(4.94%)
2010	101,843	$1.63 to $1.19	$160,672	0.86%	1.00%	to	2.25%	15.76%	to	14.32%
2009	170,078	$1.41 to $1.04	$228,932	0.99%	1.00%	to	2.25%	34.12%	to	3.59	%(6)

Fid VIP Dyn Appr, Serv Cl 2
2013	274	$2.19 to $2.43	$586	0.13%	1.20%	to	1.80%	36.60%	to	35.81%
2012	281	$1.60 to $1.79	$441	0.42%	1.20%	to	1.80%	20.79%	to	20.07%
2011	411	$1.33 to $1.49	$533	—	1.20%	to	1.80%	(3.93%)	to	(4.50%)
2010	543	$1.38 to $1.56	$734	0.24%	1.20%	to	1.80%	16.58%	to	15.89%
2009	899	$1.18 to $1.35	$1,047	0.02%	1.20%	to	1.80%	34.17%	to	33.37%

Fid VIP Gro & Inc, Serv Cl
2013	1,364	$1.55 to $1.51	$2,073	1.58%	1.15%	to	1.60%	31.93%	to	31.34%
2012	1,814	$1.17 to $1.15	$2,096	2.05%	1.15%	to	1.60%	17.04%	to	16.52%
2011	2,194	$1.00 to $0.99	$2,174	1.65%	1.15%	to	1.60%	0.41%	to	(0.03%)
2010	2,525	$1.00 to $0.99	$2,500	0.54%	1.15%	to	1.60%	13.35%	to	12.84%
2009	3,458	$0.88 to $0.88	$3,025	0.94%	1.15%	to	1.60%	25.71%	to	25.14%

Fid VIP Gro & Inc, Serv Cl 2
2013	38	$1.71 to $1.64	$64	1.70%	1.40%	to	1.80%	31.40%	to	30.88%
2012	38	$1.30 to $1.25	$49	1.77%	1.40%	to	1.80%	16.60%	to	16.15%
2011	54	$1.12 to $1.08	$59	1.01%	1.40%	to	1.80%	(0.05%)	to	(0.45%)
2010	113	$1.12 to $1.08	$125	0.36%	1.40%	to	1.80%	12.96%	to	12.51%
2009	178	$0.99 to $0.96	$175	0.85%	1.40%	to	1.80%	25.25%	to	24.77%

Fid VIP Gro, Serv Cl
2013	129	$1.30 to $1.28	$167	0.19%	1.15%	to	1.25%	34.65%	to	34.51%
2012	130	$0.96 to $0.95	$125	0.50%	1.15%	to	1.25%	13.23%	to	13.12%
2011	139	$0.85 to $0.84	$118	0.27%	1.15%	to	1.25%	(1.00%)	to	(1.10%)
2010	141	$0.86 to $0.85	$121	0.18%	1.15%	to	1.25%	22.64%	to	22.52%
2009	144	$0.70 to $0.69	$101	0.36%	1.15%	to	1.25%	26.68%	to	26.56%

Fid VIP Gro, Serv Cl 2
2013	1,416	$1.69 to $1.56	$2,402	0.04%	1.00%	to	2.20%	34.65%	to	33.04%
2012	1,902	$1.26 to $1.17	$2,407	0.34%	1.00%	to	2.20%	13.26%	to	11.90%
2011	2,202	$1.11 to $1.05	$2,481	0.12%	1.00%	to	2.20%	(1.03%)	to	(2.21%)
2010	2,741	$1.12 to $1.07	$3,114	0.03%	1.00%	to	2.20%	22.63%	to	21.17%
2009	3,566	$0.91 to $0.88	$3,296	0.20%	1.00%	to	2.20%	26.69%	to	25.18%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  435

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Hi Inc, Serv Cl
2013	881	$1.66 to $1.58	$1,409	5.54%	1.00%	to	1.35%	4.82%		to	4.45%
2012	978	$1.58 to $1.51	$1,499	5.33%	1.00%	to	1.35%	13.06%		to	12.66%
2011	1,222	$1.40 to $1.34	$1,660	5.26%	1.00%	to	1.35%	2.90%		to	2.53%
2010	2,049	$1.36 to $1.31	$2,706	7.51%	1.00%	to	1.35%	12.66%		to	12.26%
2009	2,315	$1.21 to $1.17	$2,731	8.17%	1.00%	to	1.35%	42.35%		to	41.85%

Fid VIP Hi Inc, Serv Cl 2
2013	261	$2.01 to $1.96	$511	4.79%	1.20%	to	1.80%	4.44%		to	3.82%
2012	385	$1.93 to $1.88	$719	5.01%	1.20%	to	1.80%	12.61%		to	11.94%
2011	510	$1.71 to $1.68	$853	6.10%	1.20%	to	1.80%	2.48%		to	1.87%
2010	629	$1.67 to $1.65	$1,028	7.49%	1.20%	to	1.80%	12.32%		to	11.65%
2009	748	$1.49 to $1.48	$1,090	7.19%	1.20%	to	1.80%	41.75%		to	40.92%

Fid VIP Invest Gr, Serv Cl 2
2013	24,362	$1.14 to $1.08	$31,579	2.06%	1.00%	to	2.25%	(3.04%)		to	(4.25%)
2012	27,262	$1.17 to $1.13	$36,759	1.99%	1.00%	to	2.25%	4.55%		to	3.26%
2011	31,423	$1.12 to $1.09	$40,830	2.70%	1.00%	to	2.25%	5.97%		to	4.66%
2010	39,955	$1.06 to $1.04	$49,309	1.49%	1.00%	to	2.25%	6.48%		to	5.15%
2009	201,937	$0.99 to $0.99	$235,281	8.45%	1.00%	to	2.25%	(1.12	%)(6)	to	(1.23	%)(6)

Fid VIP Mid Cap, Serv Cl
2013	2,309	$3.73 to $3.26	$8,863	0.38%	1.00%	to	1.60%	34.71%		to	33.90%
2012	3,000	$2.77 to $2.44	$8,496	0.47%	1.00%	to	1.60%	13.61%		to	12.93%
2011	3,914	$2.44 to $2.16	$9,801	0.13%	1.00%	to	1.60%	(11.60%)		to	(12.13%)
2010	5,421	$2.76 to $2.46	$15,321	0.24%	1.00%	to	1.60%	27.42%		to	26.66%
2009	7,006	$2.16 to $1.94	$15,585	0.55%	1.00%	to	1.60%	38.62%		to	37.79%

Fid VIP Mid Cap, Serv Cl 2
2013	10,416	$3.02 to $1.66	$30,315	0.25%	1.00%	to	2.25%	34.52%		to	32.85%
2012	14,128	$2.24 to $1.25	$30,741	0.36%	1.00%	to	2.25%	13.42%		to	12.01%
2011	17,912	$1.98 to $1.11	$34,692	0.02%	1.00%	to	2.25%	(11.74%)		to	(12.84%)
2010	22,356	$2.24 to $1.28	$49,563	0.07%	1.00%	to	2.25%	27.29%		to	25.70%
2009	79,692	$1.76 to $1.02	$129,650	0.42%	1.00%	to	2.25%	38.36%		to	1.44	%(6)

Fid VIP Overseas, Serv Cl
2013	393	$1.43 to $1.13	$523	1.12%	1.40%	to	1.60%	28.57%		to	28.31%
2012	600	$1.12 to $0.88	$601	1.89%	1.40%	to	1.60%	18.86%		to	18.62%
2011	625	$0.94 to $0.74	$526	1.26%	1.40%	to	1.60%	(18.38%)		to	(18.54%)
2010	708	$1.15 to $0.91	$728	1.20%	1.40%	to	1.60%	11.42%		to	11.20%
2009	867	$1.03 to $0.82	$761	1.62%	1.40%	to	1.60%	24.68%		to	24.43%

Fid VIP Overseas, Serv Cl 2
2013	7,651	$1.85 to $1.35	$13,745	0.97%	1.00%	to	2.25%	28.87%		to	27.27%
2012	10,558	$1.44 to $1.06	$14,911	1.58%	1.00%	to	2.25%	19.18%		to	17.71%
2011	13,331	$1.21 to $0.90	$15,891	1.14%	1.00%	to	2.25%	(18.16%)		to	(19.18%)
2010	14,629	$1.47 to $1.12	$21,355	0.98%	1.00%	to	2.25%	11.71%		to	10.33%
2009	22,843	$1.32 to $1.01	$29,145	1.89%	1.00%	to	2.25%	24.96%		to	1.47	%(6)

FTVIPT Frank Global Real Est, Cl 2
2013	1,582	$1.66 to $1.22	$3,239	4.47%	1.00%	to	2.20%	1.30%		to	0.09%
2012	1,959	$1.63 to $1.21	$3,972	—	1.00%	to	2.20%	26.14%		to	24.63%
2011	2,509	$1.30 to $0.97	$4,049	7.72%	1.00%	to	2.20%	(6.59%)		to	(7.71%)
2010	2,988	$1.39 to $1.06	$5,147	2.64%	1.00%	to	2.20%	19.77%		to	18.34%
2009	4,996	$1.16 to $0.89	$6,794	14.22%	1.00%	to	2.20%	17.90%		to	16.50%

FTVIPT Frank Inc, Cl 2
2013	7,710	$1.48 to $1.41	$15,706	6.42%	1.00%	to	2.25%	12.81%		to	11.41%
2012	9,480	$1.31 to $1.26	$17,222	6.52%	1.00%	to	2.25%	11.53%		to	10.14%
2011	11,781	$1.18 to $1.15	$19,254	5.77%	1.00%	to	2.25%	1.37%		to	0.10%
2010	14,058	$1.16 to $1.14	$22,914	6.68%	1.00%	to	2.25%	11.56%		to	10.16%
2009	15,924	$1.04 to $1.04	$23,670	8.05%	1.00%	to	2.25%	3.66	%(6)	to	3.55	%(6)

 436  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

FTVIPT Frank Rising Divd, Cl 2
2013	365	$1.54 to $1.67	$634	1.38%	1.05%	to	2.20%	28.34%		to	26.87%
2012	596	$1.20 to $1.32	$818	1.56%	1.05%	to	2.20%	10.79%		to	9.52%
2011	636	$1.09 to $1.20	$793	1.49%	1.05%	to	2.20%	4.89%		to	3.70%
2010	727	$1.03 to $1.16	$866	1.64%	1.05%	to	2.20%	19.39%		to	18.02%
2009	746	$0.87 to $0.98	$749	1.49%	1.05%	to	2.20%	16.12%		to	14.80%

FTVIPT Frank Sm Cap Val, Cl 2
2013	1,988	$2.51 to $3.01	$5,391	1.29%	1.00%	to	1.85%	34.88%		to	33.73%
2012	2,386	$1.86 to $2.25	$4,833	0.77%	1.00%	to	1.85%	17.21%		to	16.21%
2011	2,821	$1.58 to $1.93	$4,870	0.69%	1.00%	to	1.85%	(4.72%)		to	(5.52%)
2010	3,828	$1.66 to $2.05	$6,954	0.76%	1.00%	to	1.85%	26.95%		to	25.87%
2009	4,825	$1.31 to $1.63	$6,962	1.71%	1.00%	to	1.85%	27.87%		to	26.79%

FTVIPT Frank Sm Mid Cap Gro, Cl 2
2013	6,424	$1.42 to $1.71	$8,390	—	1.00%	to	2.20%	36.78%		to	35.15%
2012	8,005	$1.04 to $1.27	$7,528	—	1.00%	to	2.20%	9.75%		to	8.44%
2011	10,483	$0.95 to $1.17	$8,944	—	1.00%	to	2.20%	(5.77%)		to	(6.90%)
2010	13,912	$1.00 to $1.26	$12,648	—	1.00%	to	2.20%	26.35%		to	24.85%
2009	16,697	$0.79 to $1.01	$12,245	—	1.00%	to	2.20%	42.15%		to	40.45%

FTVIPT Frank Mutual Shares, Cl 2
2013	19,887	$2.21 to $1.54	$42,767	2.06%	1.00%	to	2.20%	26.99%		to	25.47%
2012	24,372	$1.74 to $1.23	$41,386	1.99%	1.00%	to	2.20%	13.10%		to	11.75%
2011	30,382	$1.54 to $1.10	$45,805	2.23%	1.00%	to	2.20%	(2.02%)		to	(3.19%)
2010	40,353	$1.57 to $1.14	$62,322	1.53%	1.00%	to	2.20%	10.09%		to	8.77%
2009	51,247	$1.43 to $1.05	$72,174	1.89%	1.00%	to	2.20%	24.79%		to	23.31%

FTVIPT Temp Dev Mkts, Cl 2
2013	162	$2.55 to $2.44	$401	1.89%	1.00%	to	1.35%	(1.90%)		to	(2.25%)
2012	162	$2.60 to $2.49	$408	1.21%	1.00%	to	1.35%	12.03%		to	11.64%
2011	280	$2.32 to $2.23	$632	0.98%	1.00%	to	1.35%	(16.69%)		to	(16.98%)
2010	452	$2.79 to $2.69	$1,229	1.69%	1.00%	to	1.35%	16.41%		to	16.01%
2009	538	$2.40 to $2.32	$1,262	4.54%	1.00%	to	1.35%	70.88%		to	70.28%

FTVIPT Temp Foreign, Cl 2
2013	4,988	$1.70 to $2.34	$9,141	2.40%	1.00%	to	1.85%	21.75%		to	20.72%
2012	5,999	$1.40 to $1.94	$9,089	3.05%	1.00%	to	1.85%	17.05%		to	16.06%
2011	7,749	$1.20 to $1.67	$9,957	1.72%	1.00%	to	1.85%	(11.52%)		to	(12.27%)
2010	10,647	$1.35 to $1.90	$15,406	1.88%	1.00%	to	1.85%	7.33%		to	6.42%
2009	13,232	$1.26 to $1.79	$17,729	3.63%	1.00%	to	1.85%	35.68%		to	34.53%

FTVIPT Temp Global Bond, Cl 2
2013	14,446	$1.28 to $1.22	$29,110	4.69%	1.00%	to	2.25%	0.62%		to	(0.64%)
2012	16,779	$1.27 to $1.23	$33,890	6.46%	1.00%	to	2.25%	13.92%		to	12.50%
2011	20,972	$1.12 to $1.09	$37,437	5.71%	1.00%	to	2.25%	(1.85%)		to	(3.07%)
2010	25,847	$1.14 to $1.12	$47,317	0.58%	1.00%	to	2.25%	13.31%		to	11.90%
2009	149,278	$1.01 to $1.00	$237,224	14.66%	1.00%	to	2.25%	0.79	%(6)	to	0.68	%(6)

FTVIPT Temp Gro, Cl 2
2013	1,913	$1.56 to $1.48	$2,795	2.80%	1.00%	to	2.25%	29.52%		to	27.91%
2012	2,712	$1.20 to $1.16	$3,115	2.03%	1.00%	to	2.25%	19.85%		to	18.36%
2011	2,964	$1.00 to $0.98	$2,867	1.36%	1.00%	to	2.25%	(7.90%)		to	(9.04%)
2010	3,287	$1.09 to $1.07	$3,471	1.39%	1.00%	to	2.25%	6.32%		to	5.00%
2009	3,685	$1.02 to $1.02	$3,685	3.19%	1.00%	to	2.25%	3.09	%(6)	to	2.98	%(6)

GS VIT Mid Cap Val, Inst
2013	11,401	$1.86 to $1.77	$31,098	0.76%	1.00%	to	2.25%	31.57%		to	29.93%
2012	16,119	$1.42 to $1.36	$33,682	1.07%	1.00%	to	2.25%	17.29%		to	15.83%
2011	20,851	$1.21 to $1.18	$37,699	0.73%	1.00%	to	2.25%	(7.31%)		to	(8.46%)
2010	25,032	$1.30 to $1.29	$49,215	0.43%	1.00%	to	2.25%	23.76%		to	22.23%
2009	72,480	$1.05 to $1.05	$113,332	1.73%	1.00%	to	2.25%	4.55	%(6)	to	4.44	%(6)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  437

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

GS VIT Strategic Gro, Inst
2013	160	$1.38 to $1.22	$203	0.31%	1.40%	to	1.60%	30.58%		to	30.32%
2012	302	$1.06 to $0.93	$288	0.64%	1.40%	to	1.60%	18.22%		to	17.98%
2011	381	$0.90 to $0.79	$307	0.43%	1.40%	to	1.60%	(3.97%)		to	(4.16%)
2010	467	$0.93 to $0.83	$396	0.38%	1.40%	to	1.60%	9.20%		to	8.98%
2009	691	$0.86 to $0.76	$533	0.52%	1.40%	to	1.60%	45.69%		to	45.40%

GS VIT Strategic Intl Eq, Inst
2013	94	$1.30 to $0.99	$96	1.69%	1.40%	to	1.60%	22.48%		to	22.23%
2012	136	$1.06 to $0.81	$112	1.93%	1.40%	to	1.60%	19.55%		to	19.31%
2011	171	$0.89 to $0.68	$118	2.87%	1.40%	to	1.60%	(16.23%)		to	(16.40%)
2010	247	$1.06 to $0.81	$210	1.48%	1.40%	to	1.60%	8.83%		to	8.61%
2009	299	$0.97 to $0.75	$233	1.76%	1.40%	to	1.60%	26.90%		to	26.64%

GS VIT U.S. Eq Insights, Inst
2013	2,004	$1.81 to $1.72	$2,621	1.09%	1.00%	to	2.25%	36.16%		to	34.46%
2012	2,443	$1.33 to $1.28	$2,350	1.63%	1.00%	to	2.25%	13.32%		to	11.91%
2011	3,149	$1.17 to $1.14	$2,693	1.60%	1.00%	to	2.25%	3.01%		to	1.74%
2010	3,948	$1.14 to $1.12	$3,300	1.31%	1.00%	to	2.25%	11.72%		to	10.34%
2009	5,282	$1.02 to $1.02	$3,976	1.84%	1.00%	to	2.25%	1.70	%(6)	to	1.59	%(6)

Invesco VI Am Fran, Ser I
2013	3,320	$1.34 to $1.33	$4,433	0.44%	1.00%	to	1.80%	38.74%		to	37.64%
2012	3,782	$0.97 to $0.96	$3,654	—	1.00%	to	1.80%	(3.16	%)(12)	to	(3.68	%)(12)

Invesco VI Am Fran, Ser II
2013	828	$1.34 to $1.31	$1,097	0.24%	1.00%	to	2.25%	38.40%		to	36.69%
2012	1,026	$0.97 to $0.96	$988	—	1.00%	to	2.25%	(3.34	%)(12)	to	(4.16	%)(12)

Invesco VI Comstock, Ser II
2013	44,210	$2.40 to $1.70	$87,712	1.34%	1.00%	to	2.25%	34.30%		to	32.63%
2012	62,958	$1.79 to $1.28	$94,240	1.43%	1.00%	to	2.25%	17.74%		to	16.27%
2011	82,436	$1.52 to $1.10	$105,831	1.37%	1.00%	to	2.25%	(3.08%)		to	(4.28%)
2010	101,088	$1.57 to $1.15	$134,607	0.18%	1.00%	to	2.25%	14.54%		to	13.12%
2009	194,053	$1.37 to $1.02	$223,145	4.51%	1.00%	to	2.25%	27.13%		to	1.76	%(6)

Invesco VI Core Eq, Ser I
2013	6,430	$1.58 to $1.48	$10,817	1.34%	1.00%	to	1.80%	27.96%		to	26.94%
2012	7,622	$1.23 to $1.17	$10,050	0.94%	1.00%	to	1.80%	12.75%		to	11.85%
2011	9,875	$1.09 to $1.05	$11,473	0.93%	1.00%	to	1.80%	(1.06%)		to	(1.84%)
2010	12,431	$1.11 to $1.07	$14,588	0.94%	1.00%	to	1.80%	8.47%		to	7.60%
2009	14,864	$1.02 to $0.99	$16,093	1.75%	1.00%	to	1.80%	27.02%		to	26.01%

Invesco VI Core Eq, Ser II
2013	380	$1.55 to $1.45	$569	1.81%	1.00%	to	1.85%	27.65%		to	26.58%
2012	75	$1.21 to $1.15	$90	0.81%	1.00%	to	1.85%	12.48%		to	11.53%
2011	153	$1.08 to $1.03	$162	0.62%	1.00%	to	1.85%	(1.28%)		to	(2.12%)
2010	223	$1.09 to $1.05	$240	0.76%	1.00%	to	1.85%	8.16%		to	7.24%
2009	252	$1.01 to $0.98	$253	1.46%	1.00%	to	1.85%	26.71%		to	25.63%

Invesco VI Global Hlth, Ser II
2013	424	$1.85 to $1.76	$665	0.68%	1.00%	to	2.25%	38.77%		to	37.04%
2012	167	$1.33 to $1.28	$191	—	1.00%	to	2.25%	19.40%		to	17.91%
2011	171	$1.12 to $1.09	$165	—	1.00%	to	2.25%	2.69%		to	1.42%
2010	224	$1.09 to $1.07	$210	—	1.00%	to	2.25%	3.96%		to	2.66%
2009	198	$1.04 to $1.04	$180	0.14%	1.00%	to	2.25%	3.49	%(6)	to	3.38	%(6)

Invesco VI Gro & Inc, Ser II
2013	673	$2.31 to $2.25	$1,476	1.25%	1.00%	to	1.85%	32.44%		to	31.32%
2012	988	$1.75 to $1.71	$1,653	1.28%	1.00%	to	1.85%	13.21%		to	12.25%
2011	1,162	$1.54 to $1.52	$1,723	0.91%	1.00%	to	1.85%	(3.23%)		to	(4.05%)
2010	1,903	$1.59 to $1.59	$2,933	0.11%	1.00%	to	1.85%	11.08%		to	10.14%
2009	2,424	$1.44 to $1.44	$3,382	3.62%	1.00%	to	1.85%	22.87%		to	21.83%

 438  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Intl Gro, Ser I
2013	459	$2.24 to $2.24	$1,030	1.18%	1.40%	to	1.40%	17.36%		to	17.36%
2012	522	$1.91 to $1.91	$996	1.43%	1.40%	to	1.40%	13.92%		to	13.92%
2011	595	$1.68 to $1.68	$998	1.58%	1.40%	to	1.40%	(8.04%)		to	(8.04%)
2010	675	$1.82 to $1.82	$1,231	2.24%	1.40%	to	1.40%	11.30%		to	11.30%
2009	773	$1.64 to $1.64	$1,266	1.50%	1.40%	to	1.40%	33.36%		to	33.36%

Invesco VI Intl Gro, Ser II
2013	2,876	$1.41 to $1.34	$3,117	0.99%	1.00%	to	2.25%	17.54%		to	16.07%
2012	3,968	$1.20 to $1.16	$3,681	1.22%	1.00%	to	2.25%	14.11%		to	12.68%
2011	5,269	$1.05 to $1.03	$4,309	1.19%	1.00%	to	2.25%	(7.92%)		to	(9.06%)
2010	6,060	$1.14 to $1.13	$5,427	0.13%	1.00%	to	2.25%	11.49%		to	10.10%
2009	260,649	$1.03 to $1.03	$210,889	1.92%	1.00%	to	2.25%	2.38	%(6)	to	2.27	%(6)

Invesco VI Mid Cap Core Eq, Ser II
2013	1,629	$1.48 to $1.60	$2,741	0.49%	1.05%	to	2.20%	27.12%		to	25.67%
2012	2,207	$1.17 to $1.28	$2,942	—	1.05%	to	2.20%	9.46%		to	8.21%
2011	2,764	$1.07 to $1.18	$3,390	0.08%	1.05%	to	2.20%	(7.48%)		to	(8.53%)
2010	3,293	$1.15 to $1.29	$4,392	0.33%	1.05%	to	2.20%	12.58%		to	11.31%
2009	3,783	$1.02 to $1.16	$4,507	1.05%	1.05%	to	2.20%	28.50%		to	27.02%

Invesco VI Mid Cap Gro, Ser I
2013	243	$1.32 to $1.31	$320	0.32%	1.40%	to	1.60%	35.11%		to	34.84%
2012	439	$0.97 to $0.97	$427	—	1.40%	to	1.60%	(2.65	%)(12)	to	(2.78	%)(12)

Invesco VI Mid Cap Gro, Ser II
2013	617	$1.32 to $1.29	$811	0.20%	1.00%	to	2.25%	35.25%		to	33.56%
2012	1,090	$0.98 to $0.97	$1,061	—	1.00%	to	2.25%	(2.39	%)(12)	to	(3.22	%)(12)

Invesco VI Val Opp, Ser II
2013	11,549	$1.39 to $1.22	$16,493	1.16%	1.00%	to	2.20%	31.95%		to	30.38%
2012	15,092	$1.06 to $0.94	$16,414	1.16%	1.00%	to	2.20%	16.48%		to	15.09%
2011	19,539	$0.91 to $0.81	$18,392	0.60%	1.00%	to	2.20%	(4.35%)		to	(5.49%)
2010	24,076	$0.95 to $0.86	$23,784	0.35%	1.00%	to	2.20%	5.88%		to	4.62%
2009	27,607	$0.90 to $0.82	$25,899	1.17%	1.00%	to	2.20%	46.27%		to	44.53%

Janus Aspen Bal, Inst
2013	782	$3.15 to $3.15	$2,465	7.15%	1.40%	to	1.40%	18.49%		to	18.49%
2012	916	$2.66 to $2.66	$2,438	2.79%	1.40%	to	1.40%	12.04%		to	12.04%
2011	1,023	$2.38 to $2.38	$2,430	2.36%	1.40%	to	1.40%	0.23%		to	0.23%
2010	1,253	$2.37 to $2.37	$2,970	2.78%	1.40%	to	1.40%	6.88%		to	6.88%
2009	1,456	$2.22 to $2.22	$3,230	2.95%	1.40%	to	1.40%	24.14%		to	24.14%

Janus Aspen Enterprise, Serv
2013	918	$1.11 to $0.80	$832	0.37%	1.15%	to	1.60%	30.53%		to	29.94%
2012	1,024	$0.85 to $0.62	$712	—	1.15%	to	1.60%	15.65%		to	15.13%
2011	1,173	$0.73 to $0.53	$706	—	1.15%	to	1.60%	(2.77%)		to	(3.21%)
2010	1,628	$0.75 to $0.55	$996	—	1.15%	to	1.60%	24.09%		to	23.53%
2009	1,877	$0.61 to $0.45	$928	—	1.15%	to	1.60%	42.79%		to	42.15%

Janus Aspen Gbl Res, Inst
2013	502	$1.77 to $1.77	$890	1.22%	1.40%	to	1.40%	26.64%		to	26.64%
2012	622	$1.40 to $1.40	$871	0.87%	1.40%	to	1.40%	18.41%		to	18.41%
2011	644	$1.18 to $1.18	$761	0.57%	1.40%	to	1.40%	(14.94%)		to	(14.94%)
2010	732	$1.39 to $1.39	$1,016	0.61%	1.40%	to	1.40%	14.23%		to	14.23%
2009	841	$1.22 to $1.22	$1,023	1.42%	1.40%	to	1.40%	35.79%		to	35.79%

Janus Aspen Global Tech, Serv
2013	206	$0.80 to $0.71	$151	—	1.15%	to	1.60%	33.84%		to	33.24%
2012	308	$0.60 to $0.53	$172	—	1.15%	to	1.60%	17.78%		to	17.25%
2011	475	$0.51 to $0.45	$223	—	1.15%	to	1.60%	(9.70%)		to	(10.10%)
2010	631	$0.56 to $0.51	$328	—	1.15%	to	1.60%	22.98%		to	22.42%
2009	726	$0.46 to $0.41	$307	—	1.15%	to	1.60%	55.10%		to	54.41%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  439

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Janus Aspen Janus, Serv
2013	4,621	$1.65 to $1.57	$5,368	0.64%	1.00%	to	2.25%	28.70%		to	27.10%
2012	6,450	$1.28 to $1.24	$5,882	0.42%	1.00%	to	2.25%	17.11%		to	15.65%
2011	8,769	$1.10 to $1.07	$6,876	0.43%	1.00%	to	2.25%	(6.48%)		to	(7.64%)
2010	10,722	$1.17 to $1.16	$8,979	0.03%	1.00%	to	2.25%	13.12%		to	11.72%
2009	293,286	$1.04 to $1.04	$234,923	0.38%	1.00%	to	2.25%	3.54	%(6)	to	3.43	%(6)

Janus Aspen Overseas, Serv
2013	1,376	$1.40 to $1.24	$1,750	3.05%	1.40%	to	1.60%	12.69%		to	12.47%
2012	1,508	$1.24 to $1.10	$1,711	0.59%	1.40%	to	1.60%	11.60%		to	11.38%
2011	1,766	$1.11 to $0.99	$1,800	0.37%	1.40%	to	1.60%	(33.28%)		to	(33.41%)
2010	2,276	$1.66 to $1.49	$3,477	0.52%	1.40%	to	1.60%	23.28%		to	23.04%
2009	2,693	$1.35 to $1.21	$3,339	0.41%	1.40%	to	1.60%	76.58%		to	76.23%

JPM Ins Trust U.S. Eq, Cl 1
2013	240	$2.24 to $2.22	$535	1.30%	1.40%	to	1.60%	34.32%		to	34.05%
2012	260	$1.67 to $1.65	$431	1.55%	1.40%	to	1.60%	16.01%		to	15.77%
2011	321	$1.44 to $1.43	$460	1.21%	1.40%	to	1.60%	(3.23%)		to	(3.42%)
2010	345	$1.48 to $1.48	$512	0.95%	1.40%	to	1.60%	12.00%		to	11.77%
2009	459	$1.33 to $1.32	$608	—	1.40%	to	1.60%	32.54	%(5)	to	32.35	%(5)

Lazard Retire Intl Eq, Serv
2013	93	$1.33 to $1.28	$121	1.26%	1.40%	to	1.60%	19.08%		to	18.85%
2012	110	$1.12 to $1.08	$120	1.68%	1.40%	to	1.60%	19.42%		to	19.18%
2011	108	$0.93 to $0.90	$99	2.03%	1.40%	to	1.60%	(8.56%)		to	(8.74%)
2010	104	$1.02 to $0.99	$104	1.15%	1.40%	to	1.60%	5.24%		to	5.03%
2009	171	$0.97 to $0.94	$163	2.16%	1.40%	to	1.60%	19.77%		to	19.53%

Lazard Retire U.S. Strategic, Serv
2013	109	$1.48 to $1.56	$169	0.91%	1.40%	to	1.60%	26.29%		to	26.03%
2012	125	$1.17 to $1.24	$152	1.05%	1.40%	to	1.60%	12.42%		to	12.20%
2011	160	$1.04 to $1.10	$173	0.98%	1.40%	to	1.60%	0.54%		to	0.34%
2010	184	$1.04 to $1.10	$198	0.70%	1.40%	to	1.60%	11.28%		to	11.05%
2009	192	$0.93 to $0.99	$186	0.87%	1.40%	to	1.60%	25.08%		to	24.83%

LVIP Baron Gro Opp, Serv Cl
2013	319	$3.39 to $2.78	$999	0.42%	1.40%	to	1.60%	38.12%		to	37.84%
2012	358	$2.46 to $2.01	$801	1.14%	1.40%	to	1.60%	16.60%		to	16.36%
2011	406	$2.11 to $1.73	$773	—	1.40%	to	1.60%	2.58%		to	2.38%
2010	448	$2.05 to $1.69	$828	—	1.40%	to	1.60%	24.63%		to	24.38%
2009	766	$1.65 to $1.36	$1,101	—	1.40%	to	1.60%	36.40%		to	36.13%

MFS Inv Gro Stock, Serv Cl
2013	1,492	$1.12 to $1.63	$1,803	0.42%	1.00%	to	2.20%	28.76%		to	27.23%
2012	1,553	$0.87 to $1.28	$1,495	0.22%	1.00%	to	2.20%	15.52%		to	14.13%
2011	2,037	$0.76 to $1.12	$1,686	0.25%	1.00%	to	2.20%	(0.63%)		to	(1.80%)
2010	2,592	$0.76 to $1.14	$2,148	0.30%	1.00%	to	2.20%	11.04%		to	9.71%
2009	3,639	$0.68 to $1.04	$2,690	0.45%	1.00%	to	2.20%	37.71%		to	36.08%

MFS Inv Trust, Init Cl
2013	1,212	$1.57 to $2.26	$1,811	1.07%	1.15%	to	1.80%	30.55%		to	29.69%
2012	1,472	$1.20 to $1.74	$1,690	0.89%	1.15%	to	1.80%	17.82%		to	17.05%
2011	2,005	$1.02 to $1.49	$1,963	0.90%	1.15%	to	1.80%	(3.30%)		to	(3.93%)
2010	2,535	$1.05 to $1.55	$2,569	1.25%	1.15%	to	1.80%	9.83%		to	9.11%
2009	3,227	$0.96 to $1.42	$2,990	1.70%	1.15%	to	1.80%	25.44%		to	24.63%

MFS Inv Trust, Serv Cl
2013	378	$1.45 to $1.67	$584	0.95%	1.15%	to	1.80%	30.23%		to	29.38%
2012	406	$1.11 to $1.29	$479	0.74%	1.15%	to	1.80%	17.47%		to	16.71%
2011	420	$0.95 to $1.11	$422	0.76%	1.15%	to	1.80%	(3.53%)		to	(4.16%)
2010	434	$0.98 to $1.16	$453	1.07%	1.15%	to	1.80%	9.61%		to	8.90%
2009	500	$0.90 to $1.06	$472	1.24%	1.15%	to	1.80%	25.11%		to	24.30%

 440  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MFS New Dis, Init Cl
2013	558	$2.80 to $1.68	$1,260	—	1.15%	to	1.60%	39.90%		to	39.28%
2012	632	$2.00 to $1.20	$1,026	—	1.15%	to	1.60%	19.83%		to	19.29%
2011	858	$1.67 to $1.01	$1,120	—	1.15%	to	1.60%	(11.29%)		to	(11.69%)
2010	1,047	$1.88 to $1.14	$1,532	—	1.15%	to	1.60%	34.78%		to	34.18%
2009	1,168	$1.40 to $0.85	$1,287	—	1.15%	to	1.60%	61.32%		to	60.59%

MFS New Dis, Serv Cl
2013	1,220	$2.01 to $2.12	$2,512	—	1.00%	to	2.20%	39.81%		to	38.15%
2012	1,535	$1.44 to $1.53	$2,277	—	1.00%	to	2.20%	19.69%		to	18.26%
2011	1,783	$1.20 to $1.30	$2,221	—	1.00%	to	2.20%	(11.38%)		to	(12.44%)
2010	2,658	$1.36 to $1.48	$3,732	—	1.00%	to	2.20%	34.59%		to	32.99%
2009	3,523	$1.01 to $1.11	$3,657	—	1.00%	to	2.20%	61.30%		to	59.38%

MFS Research, Init Cl
2013	1,043	$1.57 to $1.33	$1,444	0.32%	1.40%	to	1.60%	30.45%		to	30.19%
2012	1,148	$1.20 to $1.02	$1,213	0.79%	1.40%	to	1.60%	15.64%		to	15.41%
2011	1,319	$1.04 to $0.88	$1,215	0.82%	1.40%	to	1.60%	(1.83%)		to	(2.03%)
2010	1,539	$1.06 to $0.90	$1,447	0.92%	1.40%	to	1.60%	14.29%		to	14.06%
2009	1,751	$0.93 to $0.79	$1,444	1.48%	1.40%	to	1.60%	28.73%		to	28.47%

MFS Total Return, Init Cl
2013	84	$1.98 to $1.96	$165	1.76%	1.15%	to	1.25%	17.69%		to	17.57%
2012	102	$1.69 to $1.66	$171	2.67%	1.15%	to	1.25%	9.98%		to	9.87%
2011	135	$1.53 to $1.51	$205	2.51%	1.15%	to	1.25%	0.61%		to	0.51%
2010	142	$1.52 to $1.51	$214	2.65%	1.15%	to	1.25%	8.67%		to	8.56%
2009	133	$1.40 to $1.39	$186	4.28%	1.15%	to	1.25%	16.68%		to	16.56%

MFS Total Return, Serv Cl
2013	13,807	$1.91 to $1.35	$24,545	1.62%	1.00%	to	2.25%	17.56%		to	16.09%
2012	16,412	$1.62 to $1.17	$24,911	2.45%	1.00%	to	2.25%	9.83%		to	8.46%
2011	21,349	$1.48 to $1.07	$29,665	2.28%	1.00%	to	2.25%	0.58%		to	(0.67%)
2010	28,781	$1.47 to $1.08	$39,856	2.67%	1.00%	to	2.25%	8.54%		to	7.19%
2009	36,996	$1.35 to $1.01	$47,506	3.71%	1.00%	to	2.25%	16.55%		to	0.39	%(6)

MFS Utilities, Init Cl
2013	2,451	$2.91 to $3.91	$5,919	2.32%	1.15%	to	1.80%	19.14%		to	18.37%
2012	2,754	$2.44 to $3.30	$5,620	6.68%	1.15%	to	1.80%	12.18%		to	11.45%
2011	3,351	$2.18 to $2.96	$6,045	3.13%	1.15%	to	1.80%	5.57%		to	4.89%
2010	4,019	$2.06 to $2.83	$6,872	3.28%	1.15%	to	1.80%	12.51%		to	11.78%
2009	4,963	$1.83 to $2.53	$7,490	5.21%	1.15%	to	1.80%	31.69%		to	30.85%

MFS Utilities, Serv Cl
2013	888	$3.65 to $1.58	$2,815	2.09%	1.00%	to	2.25%	19.02%		to	17.54%
2012	1,055	$3.07 to $1.35	$2,834	6.34%	1.00%	to	2.25%	12.08%		to	10.68%
2011	1,251	$2.74 to $1.22	$3,004	2.86%	1.00%	to	2.25%	5.45%		to	4.14%
2010	1,677	$2.60 to $1.17	$3,877	3.12%	1.00%	to	2.25%	12.38%		to	10.99%
2009	2,019	$2.31 to $1.05	$4,166	4.67%	1.00%	to	2.25%	31.55%		to	4.76	%(6)

MS UIF Global Real Est, Cl II
2013	822	$1.45 to $1.38	$736	3.48%	1.00%	to	2.25%	1.61%		to	0.35%
2012	1,067	$1.43 to $1.37	$943	0.54%	1.00%	to	2.25%	28.65%		to	27.05%
2011	1,451	$1.11 to $1.08	$1,002	3.21%	1.00%	to	2.25%	(11.05%)		to	(12.15%)
2010	1,821	$1.25 to $1.23	$1,416	3.22%	1.00%	to	2.25%	21.10%		to	19.60%
2009	59,812	$1.03 to $1.03	$38,631	0.02%	1.00%	to	2.25%	2.30	%(6)	to	2.19	%(6)

MS UIF Mid Cap Gro, Cl II
2013	239	$1.82 to $1.73	$373	0.20%	1.00%	to	2.25%	36.12%		to	34.43%
2012	163	$1.34 to $1.28	$189	—	1.00%	to	2.25%	7.40%		to	6.07%
2011	195	$1.24 to $1.21	$212	0.21%	1.00%	to	2.25%	(8.10%)		to	(9.24%)
2010	172	$1.35 to $1.33	$206	—	1.00%	to	2.25%	30.96%		to	29.33%
2009	152	$1.03 to $1.03	$141	—	1.00%	to	2.25%	3.80	%(6)	to	3.69	%(6)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  441

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

MS UIF U.S. Real Est, Cl I
2013	326	$2.81 to $2.79	$841	1.10%	1.00%	to	1.85%	1.04%	to	0.18%
2012	373	$2.78 to $2.79	$953	0.88%	1.00%	to	1.85%	14.68%	to	13.71%
2011	378	$2.42 to $2.45	$837	0.78%	1.00%	to	1.85%	4.87%	to	3.98%
2010	556	$2.31 to $2.36	$1,203	2.20%	1.00%	to	1.85%	28.67%	to	27.58%
2009	701	$1.80 to $1.85	$1,185	3.34%	1.00%	to	1.85%	27.08%	to	26.00%

MS UIF U.S. Real Est, Cl II
2013	1,172	$1.21 to $1.92	$2,221	0.82%	1.05%	to	2.20%	0.69%	to	(0.46%)
2012	1,367	$1.21 to $1.92	$2,604	0.58%	1.05%	to	2.20%	14.41%	to	13.10%
2011	1,712	$1.05 to $1.70	$2,902	0.53%	1.05%	to	2.20%	4.56%	to	3.37%
2010	2,091	$1.01 to $1.65	$3,437	1.88%	1.05%	to	2.20%	28.17%	to	26.71%
2009	3,072	$0.79 to $1.30	$4,006	3.08%	1.05%	to	2.20%	27.15%	to	25.69%

Oppen Cap Appr VA
2013	433	$2.08 to $2.08	$900	0.97%	1.40%	to	1.40%	27.94%	to	27.94%
2012	537	$1.63 to $1.63	$873	0.65%	1.40%	to	1.40%	12.53%	to	12.53%
2011	629	$1.44 to $1.44	$908	0.38%	1.40%	to	1.40%	(2.52%)	to	(2.52%)
2010	785	$1.48 to $1.48	$1,163	0.18%	1.40%	to	1.40%	7.90%	to	7.90%
2009	878	$1.37 to $1.37	$1,206	0.32%	1.40%	to	1.40%	42.51%	to	42.51%

Oppen Cap Appr VA, Serv
2013	18,294	$1.56 to $1.52	$28,882	0.74%	1.00%	to	2.25%	28.14%	to	26.55%
2012	24,128	$1.22 to $1.20	$30,036	0.39%	1.00%	to	2.25%	12.67%	to	11.27%
2011	29,722	$1.08 to $1.08	$33,088	0.12%	1.00%	to	2.25%	(2.35%)	to	(3.56%)
2010	37,556	$1.11 to $1.12	$43,086	—	1.00%	to	2.25%	8.06%	to	6.72%
2009	40,933	$1.03 to $1.05	$43,733	0.01%	1.00%	to	2.25%	42.72%	to	4.25	%(6)

Oppen Global VA
2013	14	$2.84 to $2.84	$38	1.37%	1.40%	to	1.40%	25.54%	to	25.54%
2012	14	$2.27 to $2.27	$31	2.27%	1.40%	to	1.40%	19.58%	to	19.58%
2011	16	$1.89 to $1.89	$30	1.30%	1.40%	to	1.40%	(9.56%)	to	(9.56%)
2010	17	$2.09 to $2.09	$36	1.54%	1.40%	to	1.40%	14.35%	to	14.35%
2009	43	$1.83 to $1.83	$79	2.24%	1.40%	to	1.40%	37.83%	to	37.83%

Oppen Global VA, Serv
2013	2,590	$2.24 to $1.52	$5,634	1.17%	1.00%	to	2.25%	25.73%	to	24.16%
2012	3,588	$1.78 to $1.22	$6,293	1.90%	1.00%	to	2.25%	19.74%	to	18.26%
2011	4,709	$1.49 to $1.03	$6,936	1.15%	1.00%	to	2.25%	(9.44%)	to	(10.56%)
2010	6,490	$1.64 to $1.16	$10,598	1.30%	1.00%	to	2.25%	14.55%	to	13.13%
2009	8,089	$1.44 to $1.02	$11,524	2.00%	1.00%	to	2.25%	37.97%	to	1.71	%(6)

Oppen Global Strategic Inc VA
2013	91	$2.05 to $2.05	$186	4.98%	1.40%	to	1.40%	(1.52%)	to	(1.52%)
2012	100	$2.08 to $2.08	$208	2.23%	1.40%	to	1.40%	11.95%	to	11.95%
2011	10	$1.86 to $1.86	$19	3.20%	1.40%	to	1.40%	(0.54%)	to	(0.54%)
2010	10	$1.87 to $1.87	$19	11.42%	1.40%	to	1.40%	13.37%	to	13.37%
2009	47	$1.65 to $1.65	$78	0.54%	1.40%	to	1.40%	17.18%	to	17.18%

Oppen Global Strategic Inc VA, Srv
2013	31,395	$1.87 to $1.19	$50,810	4.62%	1.00%	to	2.25%	(1.36%)	to	(2.58%)
2012	35,569	$1.90 to $1.22	$59,046	5.60%	1.00%	to	2.25%	12.02%	to	10.64%
2011	43,961	$1.69 to $1.10	$65,552	3.08%	1.00%	to	2.25%	(0.35%)	to	(1.59%)
2010	55,815	$1.70 to $1.12	$84,291	16.55%	1.00%	to	2.25%	13.63%	to	12.21%
2009	286,715	$1.50 to $1.00	$375,946	0.22%	1.00%	to	2.25%	17.23%	to	(0.38	%)(6)

Oppen Main St VA
2013	58	$1.51 to $1.51	$87	1.09%	1.40%	to	1.40%	29.94%	to	29.94%
2012	64	$1.16 to $1.16	$74	0.94%	1.40%	to	1.40%	15.24%	to	15.24%
2011	70	$1.01 to $1.01	$71	0.84%	1.40%	to	1.40%	(1.40%)	to	(1.40%)
2010	73	$1.02 to $1.02	$74	1.38%	1.40%	to	1.40%	14.49%	to	14.49%
2009	144	$0.89 to $0.89	$128	1.95%	1.40%	to	1.40%	26.50%	to	26.50%

 442  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Main St Sm Cap VA, Serv
2013	1,771	$2.56 to $1.92	$4,533	0.68%	1.00%	to	2.25%	39.22%		to	37.50%
2012	2,095	$1.84 to $1.39	$3,869	0.33%	1.00%	to	2.25%	16.50%		to	15.04%
2011	2,749	$1.58 to $1.21	$4,392	0.44%	1.00%	to	2.25%	(3.35%)		to	(4.55%)
2010	3,772	$1.63 to $1.27	$6,187	0.44%	1.00%	to	2.25%	21.83%		to	20.32%
2009	4,770	$1.34 to $1.06	$6,414	0.65%	1.00%	to	2.25%	35.52%		to	6.52	%(6)

PIMCO VIT All Asset, Advisor Cl
2013	3,231	$1.26 to $1.20	$4,074	4.28%	1.00%	to	2.25%	(0.89%)		to	(2.13%)
2012	3,945	$1.28 to $1.23	$5,056	4.60%	1.00%	to	2.25%	13.66%		to	12.26%
2011	5,060	$1.12 to $1.09	$5,746	7.31%	1.00%	to	2.25%	0.91%		to	(0.33%)
2010	6,005	$1.11 to $1.10	$6,803	4.54%	1.00%	to	2.25%	11.88%		to	10.50%
2009	145,831	$0.99 to $0.99	$148,993	6.38%	1.00%	to	2.25%	(1.40	%)(6)	to	(1.50	%)(6)

Put VT Div Inc, Cl IA
2013	437	$2.47 to $2.47	$1,085	3.46%	1.40%	to	1.40%	6.58%		to	6.58%
2012	481	$2.32 to $2.32	$1,120	5.84%	1.40%	to	1.40%	10.25%		to	10.25%
2011	509	$2.10 to $2.10	$1,077	10.32%	1.40%	to	1.40%	(4.37%)		to	(4.37%)
2010	600	$2.20 to $2.20	$1,326	14.43%	1.40%	to	1.40%	11.45%		to	11.45%
2009	688	$1.97 to $1.97	$1,364	7.42%	1.40%	to	1.40%	52.68%		to	52.68%

Put VT Div Inc, Cl IB
2013	291	$1.91 to $1.91	$554	3.19%	1.40%	to	1.40%	6.32%		to	6.32%
2012	308	$1.79 to $1.79	$553	5.58%	1.40%	to	1.40%	9.97%		to	9.97%
2011	350	$1.63 to $1.63	$571	9.92%	1.40%	to	1.40%	(4.51%)		to	(4.51%)
2010	397	$1.71 to $1.71	$678	15.10%	1.40%	to	1.40%	11.11%		to	11.11%
2009	498	$1.54 to $1.54	$765	7.32%	1.40%	to	1.40%	53.20%		to	53.20%

Put VT Global Eq, Cl IA
2013	275	$1.71 to $1.71	$470	1.72%	1.40%	to	1.40%	30.44%		to	30.44%
2012	311	$1.31 to $1.31	$406	1.89%	1.40%	to	1.40%	18.87%		to	18.87%
2011	322	$1.10 to $1.10	$355	2.22%	1.40%	to	1.40%	(6.10%)		to	(6.10%)
2010	354	$1.17 to $1.17	$414	2.46%	1.40%	to	1.40%	8.69%		to	8.69%
2009	384	$1.08 to $1.08	$414	0.18%	1.40%	to	1.40%	28.35%		to	28.35%

Put VT Global Hlth Care, Cl IB
2013	562	$2.35 to $1.78	$1,164	1.14%	1.00%	to	2.20%	40.26%		to	38.59%
2012	698	$1.68 to $1.29	$1,027	1.30%	1.00%	to	2.20%	21.05%		to	19.60%
2011	840	$1.38 to $1.08	$1,025	3.79%	1.00%	to	2.20%	(2.16%)		to	(3.33%)
2010	1,121	$1.41 to $1.11	$1,401	2.03%	1.00%	to	2.20%	1.45%		to	0.24%
2009	1,447	$1.39 to $1.11	$1,782	11.70%	1.00%	to	2.20%	24.75%		to	23.25%

Put VT Gro & Inc, Cl IA
2013	1,030	$3.39 to $3.39	$3,498	1.85%	1.40%	to	1.40%	34.13%		to	34.13%
2012	1,079	$2.53 to $2.53	$2,732	1.97%	1.40%	to	1.40%	17.77%		to	17.77%
2011	1,139	$2.15 to $2.15	$2,448	1.52%	1.40%	to	1.40%	(5.77%)		to	(5.77%)
2010	1,270	$2.28 to $2.28	$2,898	1.80%	1.40%	to	1.40%	13.12%		to	13.12%
2009	1,361	$2.01 to $2.01	$2,746	3.07%	1.40%	to	1.40%	28.35%		to	28.35%

Put VT Gro & Inc, Cl IB
2013	2,006	$1.62 to $1.91	$3,343	1.72%	1.00%	to	1.85%	34.33%		to	33.19%
2012	2,352	$1.20 to $1.43	$2,917	1.77%	1.00%	to	1.85%	17.95%		to	16.95%
2011	2,841	$1.02 to $1.23	$2,985	1.34%	1.00%	to	1.85%	(5.59%)		to	(6.39%)
2010	3,768	$1.08 to $1.31	$4,203	1.64%	1.00%	to	1.85%	13.24%		to	12.28%
2009	4,814	$0.96 to $1.17	$4,751	2.87%	1.00%	to	1.85%	28.52%		to	27.43%

Put VT Hi Yield, Cl IA
2013	189	$2.92 to $2.92	$558	7.03%	1.40%	to	1.40%	6.60%		to	6.60%
2012	200	$2.74 to $2.74	$549	7.88%	1.40%	to	1.40%	14.72%		to	14.72%
2011	217	$2.39 to $2.39	$519	8.07%	1.40%	to	1.40%	0.44%		to	0.44%
2010	245	$2.38 to $2.38	$585	8.04%	1.40%	to	1.40%	12.95%		to	12.95%
2009	305	$2.11 to $2.11	$644	10.48%	1.40%	to	1.40%	48.23%		to	48.23%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  443

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Hi Yield, Cl IB
2013	125	$2.15 to $2.15	$270	6.92%	1.40%	to	1.40%	6.36%		to	6.36%
2012	139	$2.02 to $2.02	$281	7.36%	1.40%	to	1.40%	14.39%		to	14.39%
2011	176	$1.77 to $1.77	$312	8.06%	1.40%	to	1.40%	0.34%		to	0.34%
2010	203	$1.76 to $1.76	$357	7.85%	1.40%	to	1.40%	12.46%		to	12.46%
2009	255	$1.57 to $1.57	$399	11.22%	1.40%	to	1.40%	48.10%		to	48.10%

Put VT Inc, Cl IB
2013	40	$1.88 to $1.46	$68	3.89%	1.15%	to	1.80%	0.71%		to	0.05%
2012	42	$1.87 to $1.46	$73	4.85%	1.15%	to	1.80%	9.48%		to	8.76%
2011	41	$1.71 to $1.34	$66	8.54%	1.15%	to	1.80%	3.80%		to	3.13%
2010	42	$1.64 to $1.30	$64	10.48%	1.15%	to	1.80%	8.61%		to	7.91%
2009	52	$1.51 to $1.20	$75	6.19%	1.15%	to	1.80%	44.98%		to	44.05%

Put VT Intl Eq, Cl IB
2013	6,637	$1.65 to $1.45	$8,307	1.51%	1.00%	to	2.20%	26.80%		to	25.28%
2012	8,191	$1.30 to $1.15	$8,176	2.28%	1.00%	to	2.20%	20.70%		to	19.25%
2011	10,294	$1.08 to $0.97	$8,574	3.49%	1.00%	to	2.20%	(17.76%)		to	(18.75%)
2010	13,667	$1.31 to $1.19	$13,897	3.66%	1.00%	to	2.20%	8.93%		to	7.64%
2009	16,249	$1.20 to $1.11	$15,487	—	1.00%	to	2.20%	23.39%		to	21.92%

Put VT Intl Gro, Cl IB
2013	394	$1.14 to $1.32	$441	1.05%	1.00%	to	1.40%	21.15%		to	20.67%
2012	434	$0.94 to $1.09	$404	1.49%	1.00%	to	1.40%	19.80%		to	19.32%
2011	537	$0.78 to $0.91	$421	2.68%	1.00%	to	1.40%	(18.72%)		to	(19.04%)
2010	865	$0.96 to $1.13	$831	3.01%	1.00%	to	1.40%	11.09%		to	10.64%
2009	1,257	$0.87 to $1.02	$1,091	1.54%	1.00%	to	1.40%	36.99%		to	36.44%

Put VT Intl Val, Cl IB
2013	—	$1.49 to $1.49	$0	2.52%	1.40%	to	1.40%	20.51%		to	20.51%
2012	—	$1.23 to $1.23	$0	4.61%	1.40%	to	1.40%	20.01%		to	20.01%
2011	4	$1.03 to $1.03	$4	2.55%	1.40%	to	1.40%	(14.98%)		to	(14.98%)
2010	4	$1.21 to $1.21	$5	3.27%	1.40%	to	1.40%	5.64%		to	5.64%
2009	4	$1.15 to $1.15	$5	—	1.40%	to	1.40%	24.44%		to	24.44%

Put VT Multi-Cap Gro, Cl IA
2013	691	$3.09 to $3.09	$2,140	0.73%	1.40%	to	1.40%	34.84%		to	34.84%
2012	735	$2.29 to $2.29	$1,687	0.50%	1.40%	to	1.40%	15.46%		to	15.46%
2011	789	$1.99 to $1.99	$1,569	0.39%	1.40%	to	1.40%	(6.20%)		to	(6.20%)
2010	836	$2.12 to $2.12	$1,772	0.60%	1.40%	to	1.40%	18.21%		to	18.21%
2009	940	$1.79 to $1.79	$1,684	0.68%	1.40%	to	1.40%	30.64%		to	30.64%

Put VT Multi-Cap Gro, Cl IB
2013	2,334	$1.66 to $1.59	$3,827	0.53%	1.00%	to	2.20%	35.08%		to	33.47%
2012	2,822	$1.23 to $1.19	$3,438	0.24%	1.00%	to	2.20%	15.60%		to	14.22%
2011	3,293	$1.06 to $1.05	$3,482	0.27%	1.00%	to	2.20%	(6.02%)		to	(7.14%)
2010	4,065	$1.13 to $1.13	$4,590	—	1.00%	to	2.20%	13.01	%(9)	to	12.65	%(9)

Put VT Research, Cl IB
2013	71	$1.69 to $1.95	$121	1.32%	1.00%	to	1.85%	32.04%		to	30.92%
2012	96	$1.28 to $1.49	$124	0.99%	1.00%	to	1.85%	16.74%		to	15.75%
2011	124	$1.09 to $1.29	$138	0.81%	1.00%	to	1.85%	(2.72%)		to	(3.54%)
2010	129	$1.13 to $1.34	$147	1.21%	1.00%	to	1.85%	15.22%		to	14.24%
2009	171	$0.98 to $1.17	$167	1.27%	1.00%	to	1.85%	31.86%		to	30.75%

Put VT Sm Cap Val, Cl IB
2013	443	$1.32 to $1.66	$755	0.92%	1.05%	to	2.20%	38.15%		to	36.57%
2012	564	$0.96 to $1.22	$703	0.46%	1.05%	to	2.20%	16.26%		to	14.93%
2011	706	$0.82 to $1.06	$766	0.52%	1.05%	to	2.20%	(5.72%)		to	(6.80%)
2010	835	$0.87 to $1.14	$969	0.30%	1.05%	to	2.20%	24.67%		to	23.25%
2009	929	$0.70 to $0.92	$871	1.74%	1.05%	to	2.20%	30.15%		to	28.67%

 444  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Voyager, Cl IA
2013	149	$2.31 to $2.31	$345	1.03%	1.40%	to	1.40%	42.09%		to	42.09%
2012	165	$1.63 to $1.63	$269	0.39%	1.40%	to	1.40%	12.91%		to	12.91%
2011	172	$1.44 to $1.44	$248	0.29%	1.40%	to	1.40%	(18.78%)		to	(18.78%)
2010	186	$1.78 to $1.78	$332	1.47%	1.40%	to	1.40%	19.39%		to	19.39%
2009	201	$1.49 to $1.49	$299	1.12%	1.40%	to	1.40%	62.01%		to	62.01%

Put VT Voyager, Cl IB
2013	409	$2.17 to $2.17	$886	0.87%	1.40%	to	1.40%	41.73%		to	41.73%
2012	526	$1.53 to $1.53	$804	0.33%	1.40%	to	1.40%	12.63%		to	12.63%
2011	582	$1.36 to $1.36	$789	—	1.40%	to	1.40%	(18.99%)		to	(18.99%)
2010	686	$1.67 to $1.67	$1,148	1.31%	1.40%	to	1.40%	19.12%		to	19.12%
2009	831	$1.41 to $1.41	$1,168	0.85%	1.40%	to	1.40%	61.62%		to	61.62%

Royce Micro-Cap, Invest Cl
2013	421	$4.03 to $3.45	$1,504	0.52%	1.40%	to	1.60%	19.30%		to	19.07%
2012	447	$3.37 to $2.90	$1,343	—	1.40%	to	1.60%	6.11%		to	5.89%
2011	502	$3.18 to $2.74	$1,416	2.24%	1.40%	to	1.60%	(13.32%)		to	(13.49%)
2010	592	$3.67 to $3.17	$1,935	1.77%	1.40%	to	1.60%	28.16%		to	27.90%
2009	768	$2.86 to $2.47	$1,945	—	1.40%	to	1.60%	55.85%		to	55.53%

Royce Sm-Cap, Invest Cl
2013	230	$4.51 to $4.24	$992	0.98%	1.40%	to	1.60%	32.88%		to	32.62%
2012	301	$3.40 to $3.20	$970	0.10%	1.40%	to	1.60%	10.93%		to	10.71%
2011	399	$3.06 to $2.89	$1,153	0.32%	1.40%	to	1.60%	(4.62%)		to	(4.82%)
2010	475	$3.21 to $3.03	$1,436	0.11%	1.40%	to	1.60%	18.85%		to	18.61%
2009	583	$2.70 to $2.56	$1,482	—	1.40%	to	1.60%	33.32%		to	33.06%

Third Ave Val
2013	266	$2.62 to $2.76	$720	3.23%	1.40%	to	1.60%	17.32%		to	17.08%
2012	362	$2.23 to $2.36	$838	0.89%	1.40%	to	1.60%	25.56%		to	25.31%
2011	414	$1.78 to $1.88	$765	1.72%	1.40%	to	1.60%	(22.40%)		to	(22.56%)
2010	503	$2.29 to $2.43	$1,199	3.72%	1.40%	to	1.60%	12.48%		to	12.26%
2009	688	$2.04 to $2.16	$1,455	—	1.40%	to	1.60%	43.33%		to	43.05%

VP Aggr, Cl 2
2013	27,910	$1.45 to $1.38	$39,962	—	1.00%	to	2.25%	19.54%		to	18.05%
2012	26,632	$1.21 to $1.17	$32,001	—	1.00%	to	2.25%	12.58%		to	11.18%
2011	30,461	$1.08 to $1.05	$32,612	—	1.00%	to	2.25%	(4.06%)		to	(5.25%)
2010	33,238	$1.12 to $1.11	$37,189	—	1.00%	to	2.25%	13.30	%(7)	to	12.38	%(7)

VP Aggr, Cl 4
2013	212,267	$1.45 to $1.38	$301,955	—	1.00%	to	2.25%	19.51%		to	18.02%
2012	263,289	$1.21 to $1.17	$314,832	—	1.00%	to	2.25%	12.56%		to	11.16%
2011	319,916	$1.08 to $1.05	$341,547	—	1.00%	to	2.25%	(3.88%)		to	(5.08%)
2010	370,445	$1.12 to $1.11	$413,683	—	1.00%	to	2.25%	13.30	%(7)	to	12.38	%(7)

VP BR Gl Infl Prot Sec, Cl 3
2013	6,379	$1.08 to $1.03	$7,702	—	1.00%	to	2.25%	(6.42%)		to	(7.59%)
2012	7,433	$1.16 to $1.11	$9,659	4.30%	1.00%	to	2.25%	4.56%		to	3.27%
2011	9,229	$1.10 to $1.08	$11,539	7.89%	1.00%	to	2.25%	8.95%		to	7.58%
2010	12,120	$1.01 to $1.00	$13,995	0.28%	1.00%	to	2.25%	3.10%		to	1.80%
2009	275,715	$0.98 to $0.98	$311,131	10.00%	1.00%	to	2.25%	(1.89	%)(6)	to	(1.99	%)(6)

VP Conserv, Cl 2
2013	36,897	$1.16 to $1.11	$41,931	—	1.00%	to	2.25%	2.16%		to	0.88%
2012	48,873	$1.13 to $1.10	$54,701	—	1.00%	to	2.25%	6.21%		to	4.89%
2011	43,878	$1.07 to $1.05	$46,461	—	1.00%	to	2.25%	2.21%		to	0.94%
2010	27,723	$1.04 to $1.04	$28,874	—	1.00%	to	2.25%	5.26	%(7)	to	4.39	%(7)

VP Conserv, Cl 4
2013	199,660	$1.16 to $1.10	$226,353	—	1.00%	to	2.25%	2.07%		to	0.79%
2012	270,169	$1.13 to $1.10	$301,801	—	1.00%	to	2.25%	6.21%		to	4.89%
2011	282,405	$1.07 to $1.05	$298,592	—	1.00%	to	2.25%	2.21%		to	0.94%
2010	279,316	$1.04 to $1.04	$290,569	—	1.00%	to	2.25%	5.26	%(7)	to	4.39	%(7)

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  445

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod, Cl 2
2013	300,516	$1.31 to $1.25	$389,392	—	1.00%	to	2.25%	10.26%		to	8.87%
2012	299,831	$1.19 to $1.15	$353,692	—	1.00%	to	2.25%	9.77%		to	8.40%
2011	298,011	$1.09 to $1.06	$321,488	—	1.00%	to	2.25%	(0.72%)		to	(1.96%)
2010	275,153	$1.09 to $1.08	$300,097	—	1.00%	to	2.25%	9.50	%(7)	to	8.60	%(7)

VP Mod, Cl 4
2013	1,608,834	$1.32 to $1.26	$2,075,788	—	1.00%	to	2.25%	10.33%		to	8.95%
2012	1,812,140	$1.19 to $1.15	$2,130,158	—	1.00%	to	2.25%	9.76%		to	8.40%
2011	2,010,672	$1.09 to $1.06	$2,164,278	—	1.00%	to	2.25%	(0.63%)		to	(1.87%)
2010	2,203,472	$1.09 to $1.08	$2,399,704	—	1.00%	to	2.25%	9.50	%(7)	to	8.60	%(7)

VP Mod Aggr, Cl 2
2013	157,488	$1.39 to $1.32	$215,148	—	1.00%	to	2.25%	14.93%		to	13.49%
2012	167,018	$1.21 to $1.16	$199,304	—	1.00%	to	2.25%	11.13%		to	9.74%
2011	181,044	$1.08 to $1.06	$195,137	—	1.00%	to	2.25%	(2.40%)		to	(3.62%)
2010	172,753	$1.11 to $1.10	$191,490	—	1.00%	to	2.25%	11.29	%(7)	to	10.38	%(7)

VP Mod Aggr, Cl 4
2013	689,540	$1.39 to $1.32	$938,373	—	1.00%	to	2.25%	14.90%		to	13.46%
2012	841,714	$1.21 to $1.17	$1,001,665	—	1.00%	to	2.25%	11.10%		to	9.72%
2011	1,027,027	$1.09 to $1.06	$1,105,566	—	1.00%	to	2.25%	(2.31%)		to	(3.53%)
2010	1,197,181	$1.11 to $1.10	$1,326,326	—	1.00%	to	2.25%	11.39	%(7)	to	10.48	%(7)

VP Mod Conserv, Cl 2
2013	65,995	$1.23 to $1.18	$80,112	—	1.00%	to	2.25%	6.07%		to	4.74%
2012	83,495	$1.16 to $1.12	$95,958	—	1.00%	to	2.25%	7.67%		to	6.33%
2011	79,093	$1.08 to $1.06	$84,772	—	1.00%	to	2.25%	0.85%		to	(0.41%)
2010	65,162	$1.07 to $1.06	$69,520	—	1.00%	to	2.25%	7.11	%(7)	to	6.23	%(7)

VP Mod Conserv, Cl 4
2013	260,816	$1.23 to $1.18	$315,881	—	1.00%	to	2.25%	6.05%		to	4.72%
2012	318,242	$1.16 to $1.13	$365,288	—	1.00%	to	2.25%	7.75%		to	6.41%
2011	348,483	$1.08 to $1.06	$373,149	—	1.00%	to	2.25%	0.94%		to	(0.32%)
2010	384,828	$1.07 to $1.06	$410,371	—	1.00%	to	2.25%	7.21	%(7)	to	6.33	%(7)

VP Ptnrs Sm Cap Val, Cl 3
2013	15,742	$2.40 to $1.78	$34,943	—	1.00%	to	2.25%	33.47%		to	31.80%
2012	22,664	$1.80 to $1.35	$38,026	—	1.00%	to	2.25%	12.38%		to	10.99%
2011	28,288	$1.60 to $1.21	$42,561	—	1.00%	to	2.25%	(5.40%)		to	(6.58%)
2010	34,534	$1.69 to $1.30	$55,157	—	1.00%	to	2.25%	23.20%		to	21.66%
2009	49,240	$1.38 to $1.07	$63,861	—	1.00%	to	2.25%	35.19%		to	6.43	%(6)

VP Sit Divd Gro, Cl 3
2013	3,747	$1.51 to $1.43	$4,136	—	1.00%	to	2.25%	27.13%		to	25.54%
2012	5,436	$1.19 to $1.14	$4,750	—	1.00%	to	2.25%	9.59%		to	8.22%
2011	7,187	$1.08 to $1.05	$5,767	—	1.00%	to	2.25%	(4.46%)		to	(5.65%)
2010	8,685	$1.13 to $1.12	$7,356	—	1.00%	to	2.25%	10.42%		to	9.04%
2009	345,533	$1.03 to $1.02	$266,940	—	1.00%	to	2.25%	2.30	%(6)	to	2.19	%(6)

VP Vty Estb Val, Cl 3
2013	16	$1.86 to $1.76	$30	—	1.00%	to	2.25%	34.52%		to	32.84%
2012	16	$1.38 to $1.33	$22	—	1.00%	to	2.25%	15.85%		to	14.41%
2011	33	$1.19 to $1.16	$40	—	1.00%	to	2.25%	(7.36%)		to	(8.52%)
2010	75	$1.29 to $1.27	$97	—	1.00%	to	2.25%	20.65%		to	19.15%
2009	32	$1.07 to $1.06	$35	—	1.00%	to	2.25%	5.94	%(6)	to	5.82	%(6)

Wanger Intl
2013	8,417	$1.57 to $1.49	$20,925	2.56%	1.00%	to	2.25%	21.16%		to	19.64%
2012	11,053	$1.29 to $1.24	$22,880	1.14%	1.00%	to	2.25%	20.35%		to	18.86%
2011	14,035	$1.07 to $1.05	$24,286	4.74%	1.00%	to	2.25%	(15.47%)		to	(16.52%)
2010	15,440	$1.27 to $1.25	$31,772	1.21%	1.00%	to	2.25%	23.68%		to	22.14%
2009	73,364	$1.03 to $1.03	$112,927	3.87%	1.00%	to	2.25%	2.34	%(6)	to	2.23	%(6)

 446  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger USA
2013	10,089	$1.98 to $1.88	$21,182	0.14%	1.00%	to	2.25%	32.43%		to	30.77%
2012	14,581	$1.49 to $1.44	$23,388	0.29%	1.00%	to	2.25%	18.82%		to	17.35%
2011	18,556	$1.26 to $1.23	$25,224	—	1.00%	to	2.25%	(4.45%)		to	(5.64%)
2010	23,264	$1.32 to $1.30	$33,271	—	1.00%	to	2.25%	22.13%		to	20.61%
2009	82,793	$1.08 to $1.08	$92,855	—	1.00%	to	2.25%	8.11	%(6)	to	7.99	%(6)

WF Adv VT Index Asset Alloc, Cl 2
2013	5,056	$1.44 to $1.49	$7,651	1.62%	1.05%	to	2.20%	18.39%		to	17.04%
2012	6,319	$1.22 to $1.28	$8,092	1.44%	1.05%	to	2.20%	11.85%		to	10.55%
2011	7,377	$1.09 to $1.15	$8,476	3.00%	1.05%	to	2.20%	5.37%		to	4.17%
2010	9,319	$1.03 to $1.11	$10,176	1.76%	1.05%	to	2.20%	12.10%		to	10.83%
2009	11,142	$0.92 to $1.00	$10,893	2.00%	1.05%	to	2.20%	14.23%		to	12.92%

WF Adv VT Intl Eq, Cl 1
2013	210	$1.75 to $1.69	$358	2.43%	1.00%	to	1.35%	18.75%		to	18.33%
2012	262	$1.47 to $1.42	$377	1.62%	1.00%	to	1.35%	12.55%		to	12.15%
2011	437	$1.31 to $1.27	$561	0.63%	1.00%	to	1.35%	(13.66%)		to	(13.96%)
2010	772	$1.51 to $1.48	$1,150	1.00%	1.00%	to	1.35%	15.63%		to	15.22%
2009	1,085	$1.31 to $1.28	$1,401	3.63%	1.00%	to	1.35%	14.79%		to	14.39%

WF Adv VT Intl Eq, Cl 2
2013	6,360	$1.97 to $1.42	$11,283	2.13%	1.00%	to	2.20%	18.33%		to	16.92%
2012	7,902	$1.66 to $1.21	$11,937	1.31%	1.00%	to	2.20%	12.35%		to	11.01%
2011	9,460	$1.48 to $1.09	$12,784	0.10%	1.00%	to	2.20%	(13.78%)		to	(14.80%)
2010	12,194	$1.72 to $1.28	$19,201	0.81%	1.00%	to	2.20%	15.34%		to	13.97%
2009	15,437	$1.49 to $1.13	$21,192	3.06%	1.00%	to	2.20%	14.33%		to	12.96%

WF Adv VT Intrinsic Val, Cl 2
2013	5,685	$1.37 to $1.46	$9,351	1.03%	1.05%	to	2.20%	28.94%		to	27.46%
2012	7,446	$1.06 to $1.15	$9,523	1.35%	1.05%	to	2.20%	18.22%		to	16.87%
2011	9,138	$0.90 to $0.98	$9,928	0.53%	1.05%	to	2.20%	(3.17%)		to	(4.28%)
2010	11,391	$0.93 to $1.02	$12,804	0.84%	1.05%	to	2.20%	12.64%		to	11.35%
2009	20,897	$0.83 to $0.92	$20,560	1.93%	1.05%	to	2.20%	15.63%		to	14.32%

WF Adv VT Omega Gro, Cl 1
2013	756	$1.70 to $1.62	$1,240	0.40%	1.00%	to	1.35%	38.82%		to	38.34%
2012	834	$1.22 to $1.17	$987	—	1.00%	to	1.35%	19.55%		to	19.13%
2011	1,056	$1.02 to $0.98	$1,051	—	1.00%	to	1.35%	(6.30%)		to	(6.62%)
2010	1,696	$1.09 to $1.05	$1,805	0.90%	1.00%	to	1.35%	18.60%		to	18.19%
2009	2,147	$0.92 to $0.89	$1,933	1.48%	1.00%	to	1.35%	42.54%		to	42.04%

WF Adv VT Omega Gro, Cl 2
2013	14,049	$3.13 to $2.07	$37,483	0.14%	1.00%	to	2.20%	38.49%		to	36.84%
2012	19,101	$2.26 to $1.51	$37,105	—	1.00%	to	2.20%	19.19%		to	17.77%
2011	24,512	$1.89 to $1.29	$40,240	—	1.00%	to	2.20%	(6.48%)		to	(7.59%)
2010	31,011	$2.03 to $1.39	$54,558	0.35%	1.00%	to	2.20%	18.29%		to	16.88%
2009	17,016	$1.71 to $1.19	$25,468	1.10%	1.00%	to	2.20%	42.16%		to	40.46%

WF Adv VT Opp, Cl 1
2013	375	$1.56 to $1.55	$581	0.43%	1.00%	to	1.35%	29.69%		to	29.24%
2012	514	$1.20 to $1.20	$617	0.58%	1.00%	to	1.35%	14.65%		to	14.25%
2011	592	$1.05 to $1.05	$621	—	1.00%	to	1.35%	4.96	%(11)	to	4.84	%(11)

WF Adv VT Opp, Cl 2
2013	5,924	$1.55 to $1.51	$9,118	0.20%	1.00%	to	2.20%	29.38%		to	27.84%
2012	7,154	$1.20 to $1.18	$8,538	0.09%	1.00%	to	2.20%	14.37%		to	13.00%
2011	9,045	$1.05 to $1.04	$9,471	—	1.00%	to	2.20%	4.84	%(11)	to	4.40	%(11)

WF Adv VT Sm Cap Gro, Cl 2
2013	6,220	$1.92 to $2.25	$7,637	—	1.00%	to	2.20%	48.74%		to	46.97%
2012	8,351	$1.29 to $1.53	$7,114	—	1.00%	to	2.20%	6.79%		to	5.52%
2011	11,055	$1.21 to $1.45	$8,840	—	1.00%	to	2.20%	(5.54%)		to	(6.67%)
2010	14,159	$1.28 to $1.56	$12,090	—	1.00%	to	2.20%	27.91	%(8)	to	24.02%
2009	6,870	$1.00 to $1.26	$3,392	—	1.05%	to	2.20%	51.05%		to	49.32%

RIVERSOURCE VARIABLE ANNUITY ACCOUNT  ■  447

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

WF Adv VT Sm Cap Val, Cl 1
2013	1,232	$1.45 to $1.43	$1,771	0.95%	1.00%	to	1.35%	13.89%		to	13.49%
2012	1,524	$1.27 to $1.26	$1,928	1.10%	1.00%	to	1.35%	13.19%		to	12.80%
2011	2,248	$1.12 to $1.12	$2,520	0.87%	1.00%	to	1.35%	(7.98%)		to	(8.30%)
2010	3,211	$1.22 to $1.22	$3,921	—	1.00%	to	1.35%	22.25	%(8)	to	22.06	%(8)

WF Adv VT Sm Cap Val, Cl 2
2013	3,619	$1.44 to $1.38	$5,141	0.69%	1.00%	to	2.20%	13.61%		to	12.26%
2012	4,336	$1.27 to $1.23	$5,438	0.83%	1.00%	to	2.20%	12.86%		to	11.51%
2011	5,593	$1.12 to $1.10	$6,238	0.65%	1.00%	to	2.20%	(8.18%)		to	(9.28%)
2010	7,490	$1.22 to $1.21	$9,133	—	1.00%	to	2.20%	22.12	%(8)	to	21.45	%(8)

WF Adv VT Total Return Bond, Cl 2
2013	19,338	$1.09 to $1.30	$29,110	1.24%	1.00%	to	2.20%	(3.40%)		to	(4.56%)
2012	22,065	$1.13 to $1.37	$34,686	1.46%	1.00%	to	2.20%	5.04%		to	3.78%
2011	26,678	$1.08 to $1.32	$40,155	2.71%	1.00%	to	2.20%	7.24%		to	5.96%
2010	35,358	$1.00 to $1.24	$49,817	3.42%	1.00%	to	2.20%	0.39	%(8)	to	4.71%
2009	41,984	$1.23 to $1.19	$58,458	4.51%	1.05%	to	2.20%	10.82%		to	9.56%

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.

(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2009.

(6)	New subaccount operations commenced on Nov. 30, 2009.

(7)	New subaccount operations commenced on May 7, 2010.

(8)	New subaccount operations commenced on July 16, 2010.

(9)	New subaccount operations commenced on Sept. 24, 2010.

(10)	New subaccount operations commenced on April 29, 2011.

(11)	New subaccount operations commenced on Aug. 26, 2011.

(12)	New subaccount operations commenced on April 27, 2012.

(13)	New subaccount operations commenced on April 26, 2013.

(14)	New subaccount operations commenced on Nov. 18, 2013.

 448  ■  RIVERSOURCE VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2013 and December 31, 2012 and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota

February 25, 2014

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2013	2012

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2013, $22,902; 2012, $23,058)	$24,387	$25,932
Common stocks, at fair value (cost: 2013 and 2012, $2)	6	4
Mortgage loans, at amortized cost (less allowance for loan losses: 2013, $24; and 2012, $26)	3,326	3,389
Policy loans	773	752
Other investments	915	743

Total investments	29,407	30,820
Cash and cash equivalents	344	336
Restricted cash	—	86
Reinsurance recoverables	2,177	2,047
Other receivables	195	203
Accrued investment income	275	291
Deferred acquisition costs	2,633	2,373
Other assets	4,357	4,197
Separate account assets	77,616	69,395

Total assets	$117,004	$109,748

Liabilities and Shareholder’s Equity

Liabilities:
Policyholder account balances, future policy benefits and claims	$29,149	$30,802
Short-term borrowings	500	501
Line of credit with Ameriprise Financial, Inc.	150	150
Other liabilities	5,431	4,201
Separate account liabilities	77,616	69,395

Total liabilities	112,846	105,049

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,463	2,462
Retained earnings	1,042	1,000
Accumulated other comprehensive income, net of tax	650	1,234

Total shareholder’s equity	4,158	4,699

Total liabilities and shareholder’s equity	$117,004	$109,748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Revenues

Premiums	$430	$442	$493
Net investment income	1,411	1,480	1,593
Policy and contract charges	1,725	1,593	1,540
Other revenues	359	329	303
Net realized investment gains (losses)	3	(3)	5

Total revenues	3,928	3,841	3,934

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,172	1,216	950
Interest credited to fixed accounts	806	831	856
Amortization of deferred acquisition costs	141	225	336
Other insurance and operating expenses	746	755	781

Total benefits and expenses	2,865	3,027	2,923

Pretax income	1,063	814	1,011
Income tax provision	221	164	190

Net income	$842	$650	$821

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(11)	$(12)	$(47)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	5	(5)	23

Net impairment losses recognized in net realized investment gains	$(6)	$(17)	$(24)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2013	2012	2011

Net income	$842	$650	$821
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities:
Net unrealized securities gains (losses) arising during the period	(904)	451	364
Reclassification of net securities (gains) losses included in net income	(3)	1	(3)
Impact of deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	319	(154)	(194)

Total net unrealized gains (losses) on securities	(588)	298	167

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	4	5	4

Total net unrealized losses on derivatives	4	5	4

Total other comprehensive income (loss), net of tax	(584)	303	171

Total comprehensive income	$258	$953	$992

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2011	$3	$2,460	$1,994	$760	$5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	3	2,462	1,000	1,234	4,699
Comprehensive income:
Net income	—	—	842	—	842
Other comprehensive loss, net of tax	—	—	—	(584)	(584)

Total comprehensive income					258
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2013	$3	$2,463	$1,042	$650	$4,158

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2013	2012	2011

Cash Flows from Operating Activities

Net income	$842	$650	$821
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(20)	(16)	(73)
Deferred income tax expense (benefit)	(76)	(40)	50
Contractholder and policyholder charges, non-cash	(322)	(273)	(264)
Loss from equity method investments	12	26	33
Net realized investment gains	(9)	(14)	(26)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	6	17	21
Change in operating assets and liabilities:
Deferred acquisition costs	(128)	(28)	54
Other investments, net	—	25	—
Policyholder account balances, future policy benefits and claims, net	(1,053)	(463)	1,414
Derivatives, net of collateral	1,733	671	(301)
Reinsurance recoverables	(121)	(107)	(127)
Other receivables	4	(35)	25
Accrued investment income	16	16	2
Other, net	132	283	39

Net cash provided by operating activities	1,016	712	1,668

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	171	156	664
Maturities, sinking fund payments and calls	3,682	3,292	3,200
Purchases	(3,672)	(2,271)	(4,084)
Proceeds from sales, maturities and repayments of mortgage loans	696	310	202
Funding of mortgage loans	(619)	(277)	(207)
Purchase of residential mortgage loans from affiliate	—	(954)	—
Proceeds from sales and collections of other investments	119	117	114
Purchase of other investments	(235)	(286)	(296)
Purchase of land, buildings, equipment and software	(8)	(8)	(6)
Change in policy loans, net	(21)	(13)	(10)
Other, net	49	—	—

Net cash provided by (used in) investing activities	162	66	(423)

Cash Flows from Financing Activities

Policyholder account balances:
Deposits and other additions	2,158	2,198	2,221
Net transfers from (to) separate accounts	(116)	(30)	39
Surrenders and other benefits	(1,994)	(2,063)	(2,154)
Change in short-term borrowings, net	(2)	(5)	107
Proceeds from line of credit with Ameriprise Financial, Inc.	94	418	415
Payments on line of credit with Ameriprise Financial, Inc.	(94)	(568)	(118)
Tax adjustment on share-based incentive compensation plan	1	1	1
Cash paid for purchased options with deferred premiums	(417)	(356)	(254)
Cash dividends to Ameriprise Financial, Inc.	(800)	(865)	(750)

Net cash used in financing activities	(1,170)	(1,270)	(493)

Net increase (decrease) in cash and cash equivalents	8	(492)	752
Cash and cash equivalents at beginning of period	336	828	76

Cash and cash equivalents at end of period	$344	$336	$828

Supplemental Disclosures:
Income taxes paid, net	$94	$109	$176
Interest paid on borrowings	4	4	5
Non-cash investing activity:
Dividend to Ameriprise Financial, Inc.	—	—	850
Affordable housing partnership commitments not yet remitted	96	13	137

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

In the Consolidated Balance Sheets, the Company combined the balance of “Deferred Sales Inducement Costs” with “Other assets” and the balance of “Policy claims and other policyholder funds” with “Policyholder account balances, future policy benefits and claims” for prior years to conform to the current presentation.

In addition, the Company reclassified certain prior year amounts in the Consolidated Statements of Cash Flows, as discussed below, to improve the transparency of its cash flows. Total cash flows provided by (used in) operating and financing activities did not change as a result of the reclassifications.

Within operating activities, the change in freestanding derivatives was reclassified from “Other, net” to “Derivatives, net of collateral”. The change in derivatives collateral was reclassified from “Derivatives collateral, net” to “Derivatives, net of collateral”. As a result of these reclassifications, changes in all freestanding derivatives and related collateral are included in one line within operating cash flows.

Within financing activities, the increase in policyholder account balances for interest credited was reclassified from “Policyholder account balances: Surrenders and other benefits” to “Policyholder account balances: Deposits and other additions”.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to prior periods, which resulted in a $32 million decrease to net income. The Company discovered it had received incomplete data from a third party service provider for securities lending activities that resulted in the miscalculation of the Company’s dividend received deduction and foreign tax credit, which resulted in an understatement of taxes payable and an overstatement of reported earnings in prior periods. The Company resolved the data issue and stopped the securities lending that negatively impacted its tax position. Management determined that the effect of these corrections was not material to current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

RiverSource Life Insurance Company

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products in addition to other benefit riders. Indexed universal life (“IUL”) insurance is similar to universal life in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index® (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

In 2013, RiverSource Life introduced TrioSourcesm universal life insurance with long term care benefits. TrioSource allows clients to allocate a policy’s cash value to a fixed account that begins to earn interest immediately. The base feature of TrioSource is a fixed universal life insurance policy that provides a guaranteed death benefit. The policy offers a guaranteed return of premium (“ROP”). ROP is 90% of the premium in years 1-2 and 100% of the premium in years 3 and later and is net of any partial surrenders, outstanding policy loans or long term care benefits paid. The Accelerated Benefit Rider (“ABR”) for Long-Term Care allows for the acceleration of the death benefit to help pay for covered long term care expenses. In addition, clients may purchase an optional rider which extends benefits for a specified time period after ABR benefits have been exhausted. Any long term care benefit paid reduces the death benefit, cash value and ROP. Additional riders, including an inflation protection option, are available for an additional charge.

The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity previously considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will

RiverSource Life Insurance Company

absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis

RiverSource Life Insurance Company

of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2013 and 2012 was nil and $86 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2013 and 2012, land, buildings, equipment and software were $166 million and $174 million, respectively, net of accumulated depreciation of $107 million and $91 million, respectively. Depreciation and amortization expense for the years ended December 31, 2013, 2012 and 2011 was $16 million, $17 million and $16 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee

RiverSource Life Insurance Company

compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions

RiverSource Life Insurance Company

used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees
Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. These embedded derivatives are recorded in policyholder account balances, future policy benefits and claims. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. Management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

RiverSource Life Insurance Company

Life, Disability Income and Long Term Care Insurance
Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is

RiverSource Life Insurance Company

accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Revenues
Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $6 million has been established at December 31, 2013.

RiverSource Life Insurance Company

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income (“AOCI”). The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 18 for the required disclosures.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The Company adopted the standard in the first quarter of 2013. The adoption of the standard did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 16 for the required disclosures.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $1.4 billion after-tax and increased AOCI by $112 million after-tax, totaling to a $1.3 billion after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Receivables — Troubled Debt Restructuring by Creditors
In January 2014, the FASB updated the accounting standard related to recognizing residential real estate obtained through a repossession or foreclosure from a troubled debtor. The update clarifies the criteria for derecognition of the loan receivable and recognition of the real estate property. The standard is effective for interim and annual periods beginning after December 15, 2014 and can be applied under a modified retrospective transition method or a prospective transition method. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

Investments — Equity Method and Joint Ventures
In January 2014, the FASB updated the accounting standard related to investments in qualified affordable housing projects. The update allows for an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the investment in a qualified affordable housing project is amortized in proportion to the tax credits and other tax benefits received. The net investment performance is recognized as a component of income tax expense (benefit). The standard is effective for interim and annual periods beginning after December 15, 2014 and should be applied retrospectively to all periods presented. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Income Taxes
In July 2013, the FASB updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of the standard is not expected to have a material impact on the Company’s consolidated financial condition and results of operations.

RiverSource Life Insurance Company

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $495 million and $409 million as of December 31, 2013 and 2012, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $137 million and $144 million recorded in other liabilities as of December 31, 2013 and 2012, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,658	$1,311	$(96)	$15,873	$3
Residential mortgage backed securities	3,773	133	(95)	3,811	(18)
Commercial mortgage backed securities	2,309	136	(11)	2,434	—
State and municipal obligations	950	87	(39)	998	—
Asset backed securities	938	48	(5)	981	—
Foreign government bonds and obligations	234	19	(8)	245	—
U.S. government and agencies obligations	40	5	—	45	—

Total fixed maturities	22,902	1,739	(254)	24,387	(15)
Common stocks	2	4	—	6	2

Total	$22,904	$1,743	$(254)	$24,393	$(13)

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2013 and 2012, investment securities with a fair value of $2.3 billion and $1.3 billion, respectively, were pledged to meet contractual obligations under derivative contracts and repurchase agreements.

At December 31, 2013 and 2012, fixed maturity securities comprised approximately 83% and 84%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2013 and 2012, approximately $1.3 billion and $1.5 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”) using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2013			December 31, 2012
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,557	$5,738	23%	$5,680	$6,198	24%
AA	1,055	1,171	5	1,102	1,273	5
A	4,687	5,062	21	4,262	4,849	19
BBB	10,062	10,897	45	10,409	12,019	46
Below investment grade	1,541	1,519	6	1,605	1,593	6

Total fixed maturities	$22,902	$24,387	100%	$23,058	$25,932	100%

At December 31, 2013 and 2012, approximately 41% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2013
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	156	$2,567	$(82)	10	$160	$(14)	166	$2,727	$(96)
Residential mortgage backed securities	52	1,411	(54)	45	295	(41)	97	1,706	(95)
Commercial mortgage backed securities	27	323	(9)	3	22	(2)	30	345	(11)
State and municipal obligations	4	38	(2)	2	92	(37)	6	130	(39)
Asset backed securities	17	219	(4)	3	26	(1)	20	245	(5)
Foreign government bonds and obligations	23	77	(8)	—	—	—	23	77	(8)

Total	279	$4,635	$(159)	63	$595	$(95)	342	$5,230	$(254)

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income (loss):

	December 31,
(in millions)	2013	2012	2011

Beginning balance	$87	$106	$108
Credit losses for which an other-than-temporary impairment was not previously recognized	2	1	13
Credit losses for which an other-than-temporary impairment was previously recognized	4	16	11
Reductions for securities sold during the period (realized)	(39)	(36)	(26)

Ending balance	$54	$87	$106

The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii)

RiverSource Life Insurance Company

(gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income (Loss)
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains (Loss)	Income Tax	Gains (Loss)

Balance at January 1, 2011	$1,215	$(425)	$790
Net unrealized securities gains arising during the period(1)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (2)
Net unrealized securities gains arising during the period(1)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	1,930	(675)	1,255 (2)
Net unrealized securities losses arising during the period(1)	(1,382)	478	(904)
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact of DAC, DSIC, benefit reserves and reinsurance recoverables	490	(171)	319

Balance at December 31, 2013	$1,033	$(366)	$667 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Includes $7 million, $15 million and $20 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2013, 2012 and 2011, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Gross realized investment gains	$11	$16	$48
Gross realized investment losses	—	(1)	(20)
Other-than-temporary impairments	(6)	(17)	(24)

Total	$5	$(2)	$4

Other-than-temporary impairments for the years ended December 31, 2013, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2013 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,040	$1,061
Due after one year through five years	4,747	5,130
Due after five years through 10 years	6,558	6,930
Due after 10 years	3,537	4,040

	15,882	17,161
Residential mortgage backed securities	3,773	3,811
Commercial mortgage backed securities	2,309	2,434
Asset backed securities	938	981
Common stocks	2	6

Total	$22,904	$24,393

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

RiverSource Life Insurance Company

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Income on fixed maturities	$1,205	$1,324	$1,469
Income on mortgage loans	202	158	149
Other investments	37	26	18

	1,444	1,508	1,636
Less: investment expenses	33	28	43

Total	$1,411	$1,480	$1,593

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Fixed maturities	$5	$(2)	$4
Mortgage loans	(1)	—	2
Other investments	(1)	(1)	(1)

Total	$3	$(3)	$5

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans. The Company does not currently have an allowance for loan losses for residential mortgage loans purchased in 2012.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2013

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$26	$4	$30
Charge-offs	(2)	—	(2)

Ending balance	$24	$4	$28

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	16	4	20

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2013

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$40	$—	$5	$45
Collectively evaluated for impairment	2,524	786	356	3,666

Total	$2,564	$786	$361	$3,711

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

As of December 31, 2013 and 2012, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $12 million and $10 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $53 million and $80 million as of December 31, 2013 and 2012, respectively.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Purchases
Residential mortgage loans	$—	$954	$—
Syndicated loans	158	111	194

Total loans purchased	$158	$1,065	$194

Sales
Syndicated loans	$2	$9	$2

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $20 million and $4 million as of December 31, 2013 and 2012, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% of total commercial mortgage loans at both December 31, 2013 and 2012. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage

		December 31,	December 31,	December 31,
	December 31, 2013	2012	2013	2012

	(in millions)

South Atlantic	$679	$625	26%	25%
Pacific	631	565	25	23
East North Central	248	255	10	10
Mountain	248	262	10	11
Middle Atlantic	202	198	8	8
West North Central	194	216	7	9
West South Central	153	159	6	6
New England	138	135	5	5
East South Central	71	66	3	3

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage

	December 31,	December 31,	December 31,	December 31,
	2013	2012	2013	2012

	(in millions)

Retail	$917	$822	36%	33%
Office	548	597	21	24
Apartments	454	415	18	17
Industrial	431	449	17	18
Mixed use	36	42	1	2
Hotel	32	36	1	1
Other	146	120	6	5

	2,564	2,481	100%	100%

Less: allowance for loan losses	24	26

Total	$2,540	$2,455

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price took into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management updates FICO scores and LTV ratios semiannually. As of December 31, 2013 and 2012, no allowance for loan losses was recorded.

As of December 31, 2013 and 2012, approximately 4% and 3%, respectively, of residential mortgage loans had FICO scores below 640. At December 31, 2013 and 2012, approximately 1% and 7%, respectively, of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of both December 31, 2013 and 2012. No other state represents more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2013 and 2012 were $3 million and $2 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2013		2012

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	7	$22	4	$13
Residential mortgage loans	2	—	—	—
Syndicated loans	—	—	2	1

Total	9	$22	6	$14

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2013 and 2012. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2013 primarily reflected expected higher interest rates and changes in assumed policyholder behavior. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$2,373	$2,413	$2,521
Capitalization of acquisition costs	269	253	282
Amortization, excluding the impact of valuation assumptions review	(219)	(214)	(305)
Amortization, impact of valuation assumptions review	78	(11)	(31)
Impact of change in net unrealized securities losses (gains)	132	(68)	(54)

Balance at December 31	$2,633	$2,373	$2,413

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2013	2012	2011

Balance at January 1	$404	$464	$545
Capitalization of sales inducement costs	5	7	9
Amortization, excluding the impact of valuation assumptions review	(48)	(45)	(70)
Amortization, impact of valuation assumptions review	25	(13)	(11)
Impact of change in net unrealized securities losses (gains)	23	(9)	(9)

Balance at December 31	$409	$404	$464

8.	REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to the TrioSource universal life product launched in 2013.

Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2013 and 2012, traditional life and universal life insurance in force aggregated $194.1 billion and $191.4 billion, respectively, of which $142.1 billion and $138.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Direct premiums	$650	$661	$707
Reinsurance ceded	(220)	(219)	(214)

Net premiums	$430	$442	$493

Policy and contract charges are presented on the Consolidated Statements of Income net of $87 million, $79 million and $71 million of reinsurance ceded for the years ended December 31, 2013, 2012 and 2011, respectively.

Reinsurance recovered from reinsurers was $226 million, $196 million and $189 million for the years ended December 31, 2013, 2012 and 2011, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.7 billion and $1.6 billion related to LTC risk ceded to Genworth as of December 31, 2013 and 2012, respectively. Included in policyholder account balances, future policy benefits and claims is $597 million and $615 million related to previously assumed reinsurance arrangements as of December 31, 2013 and 2012, respectively.

9.	POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2013		2012

Policyholder account balances
Fixed annuities	$13,826		$14,420
Variable annuity fixed sub-accounts	4,926		4,833
VUL/UL insurance	2,790		2,725
IUL insurance	315		137
Other life insurance	878		909

Total policyholder account balances	22,735		23,024

Future policy benefits
Variable annuity GMWB	(383	)(1)	799
Variable annuity GMAB	(62	)(1)	103
Other annuity liabilities	76		158
Fixed annuities life contingent liabilities	1,523		1,520
EIA	29		33
Life, DI and LTC insurance	4,739		4,703
VUL/UL and other life insurance additional liabilities	336		330

Total future policy benefits	6,258		7,646
Policy claims and other policyholders’ funds	156		132

Total policyholder account balances, future policy benefits and claims	$29,149		$30,802

(1)	Includes the value of GMWB and GMAB embedded derivatives which was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2013	2012

Variable annuity	$70,687	$63,302
VUL insurance	6,885	6,051
Other insurance	44	42

Total	$77,616	$69,395

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500 Index®. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 17 for additional information regarding derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term life insurance as well as disability products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

RiverSource Life Insurance Company

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2013				December 31, 2012

		Contract		Weighted		Contract		Weighted
		Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Total	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Contract Value	Accounts	at Risk	Age	Value	Accounts	at Risk	Age

GMDB:
Return of premium	$52,616	$50,790	$28	64	$45,697	$43,942	$61	63
Five/six-year reset	11,220	8,663	42	64	11,233	8,722	115	63
One-year ratchet	7,676	7,261	38	65	7,367	6,933	106	65
Five-year ratchet	1,781	1,725	1	62	1,616	1,563	3	61
Other	1,015	996	36	69	912	885	62	68

Total — GMDB	$74,308	$69,435	$145	64	$66,825	$62,045	$347	63

GGU death benefit	$1,052	$998	$121	64	$958	$907	$93	63
GMIB	$413	$389	$8	66	$425	$399	$15	66
GMWB:
GMWB	$3,936	$3,921	$1	67	$3,898	$3,880	$3	66
GMWB for life	34,069	33,930	77	64	28,588	28,462	104	64

Total — GMWB	$38,005	$37,851	$78	64	$32,486	$32,342	$107	64

GMAB	$4,194	$4,181	$2	58	$3,773	$3,762	$5	57

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models. The Company

RiverSource Life Insurance Company

previously defined the net amount at risk for GMIB and GMWB guarantees as the guaranteed benefit amount in excess of the contract value. The previously disclosed net amount at risk for GMIB and GMWB guarantees was $72 million and $297 million, respectively, as of December 31, 2012. The Company believes the revised definition of net amount at risk for GMIB and GMWB guarantees is more representative of the potential economic exposure of the guarantees.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2013		December 31, 2012

		Weighted		Weighted
		Average		Average
	Net Amount	Attained	Net Amount	Attained
(in millions, except age)	at Risk	Age	at Risk	Age

UL secondary guarantees	$5,674	62	$5,060	61

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL

Balance at January 1, 2011	$5	$8	$337	$104	$68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	4	9	799	103	155
Incurred claims	4	(2)	(1,182)	(165)	67
Paid claims	(4)	(1)	—	—	(16)

Balance at December 31, 2013	$4	$6	$(383)	$(62)	$206

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2013	2012

Mutual funds:
Equity	$39,195	$33,037
Bond	26,519	26,849
Other	3,764	2,324

Total mutual funds	$69,478	$62,210

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2013, 2012 and 2011.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at both December 31, 2013 and 2012 of $150 million under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2013 and 2012.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to

RiverSource Life Insurance Company

adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2013 and 2012.

12.	SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $52 million and $518 million at December 31, 2013 and 2012, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2013 and 2012 was $50 million and $501 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2013 and 2012 was 0.3% and 0.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. In 2013, the Company began to borrow short-term funds under these FHLB borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $574 million at December 31, 2013. The amount of the Company’s liability including accrued interest was $450 million as of December 31, 2013. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2013 was 0.3%.

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$14,357	$1,516	$15,873
Residential mortgage backed securities	—	3,753	58	3,811
Commercial mortgage backed securities	—	2,404	30	2,434
State and municipal obligations	—	998	—	998
Asset backed securities	—	763	218	981
Foreign government bonds and obligations	—	245	—	245
U.S. government and agencies obligations	9	36	—	45

Total Available-for-Sale securities: Fixed maturities	9	22,556	1,822	24,387

Common stocks	3	3	—	6
Cash equivalents	1	320	—	321
Other assets:
Interest rate derivative contracts	—	1,488	—	1,488
Equity derivative contracts	265	1,503	—	1,768
Credit derivative contracts	—	3	—	3
Foreign currency derivative contracts	—	2	—	2

Total other assets	265	2,996	—	3,261

Separate account assets	—	77,616	—	77,616

Total assets at fair value	$278	$103,491	$1,822	$105,591

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	125	125
GMWB and GMAB embedded derivatives	—	—	(575)	(575	)(2)

Total policyholder account balances, future policy benefits and claims	—	5	(450)	(445	)(1)

Other liabilities:
Interest rate derivative contracts	—	1,693	—	1,693
Equity derivative contracts	549	2,390	—	2,939

Total other liabilities	549	4,083	—	4,632

Total liabilities at fair value	$549	$4,088	$(450)	$4,187

(1)	The Company’s adjustment for nonperformance risk resulted in a $150 million cumulative decrease to the embedded derivatives.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

RiverSource Life Insurance Company

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932

Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418

Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Policyholder account balances, future policy benefits and claims:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	—	45	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total policyholder account balances, future policy benefits and claims	—	2	878	880(1)

Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,023	$878	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $398 million cumulative decrease to the embedded derivatives.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

						Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities					Future Policy Benefits and Claims
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset		IUL		GMAB
	Debt	Backed	Backed	Backed		Embedded		Embedded
(in millions)	Securities	Securities	Securities	Securities	Total	Derivatives		Derivatives	Total

Balance, January 1, 2013	$1,654	$23	$170	$156	$2,003	$(45)		$(833)	$(878)
Total gains (losses) included in:
Net income	(1)	—	—	2	1 (1)	(19	)(2)	1,617 (3)	1,598
Other comprehensive income	(41)	—	(6)	10	(37)	—		—	—
Purchases	120	87	15	68	290	—		—	—
Sales	—	—	—	—	—	—		—	—
Issues	—	—	—	—	—	(62)		(228)	(290)
Settlements	(216)	(9)	—	(2)	(227)	1		19	20
Transfers into Level 3	—	—	—	—	—	—		—	—
Transfers out of Level 3	—	(43)	(149)	(16)	(208)	—		—	—

Balance, December 31, 2013	$1,516	$58	$30	$218	$1,822	$(125)		$575	$450

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(1)	$—	$—	$2	$1	$—		$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		1,598	1,598
Interest credited to fixed accounts	—	—	—	—	—	(19)		—	(19)

(1)	Included in net investment income in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

								Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities							Future Policy Benefits and Claims
		Residential	Commercial						GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			IUL	GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded	Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total		Derivatives	Derivatives	Total

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$—	$(1,585)	$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	8 (2)	948 (3)	956
Other comprehensive income	12	10	7	2	1	32		—	—	—
Purchases	444	31	8	—	—	483		—	—	—
Sales	—	—	—	—	—	—		—	—	—
Issues	—	—	—	—	—	—		(31)	(188)	(219)
Settlements	(153)	(12)	—	(2)	—	(167)		—	(8)	(8)
Transfers into Level 3	10	25	146	22	—	203		(22)	—	(22)
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—	—	—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(45)	$(833)	$(878)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		—	908	908
Interest credited to fixed accounts	—	—	—	—	—	—		8	—	8

(1)	Represents a $1 million gain included in net investment income and a $7 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Policyholder Account Balances,
	Available-for-Sale Securities: Fixed Maturities						Future Policy Benefits and Claims
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investment	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $85 million gain included in net investment income and a $26 million loss included in net realized investment gains (losses) in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(168) million, $(71) million and $216 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2013, 2012 and 2011, respectively.

RiverSource Life Insurance Company

During the years ended December 31, 2012 and 2011, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The transfer of the IUL embedded derivatives to Level 3 is due to the impact of the unobservable inputs to the valuation becoming more significant during 2012. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2013
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,487	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9% – 5.3%	1.6%
IUL embedded derivatives	$125	Discounted cash flow	Nonperformance risk(3)	74 bps
GMWB and GMAB embedded derivatives	$(575)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 51.1%
			Surrender rate	0.1% – 57.9%
			Market volatility(2)	4.9% – 18.8%
			Nonperformance risk(3)	74 bps
			Elective contractholder strategy allocations(4)	0.0% – 50.0%

	December 31, 2012
					Weighted
	Fair Value	Valuation Technique	Unobservable Input	Range	Average

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5%	2.2%
IUL embedded derivatives	$45	Discounted cash flow	Nonperformance risk(3)	97 bps
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds and managed volatility funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.

(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization, surrender rate and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) asset value, possibly creating a liability. Significant increases (decreases) in nonperformance risk and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) asset value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy,

RiverSource Life Insurance Company

the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value (“NAV”) and classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities
Policyholder Account Balances, Future Policy Benefits and Claims
The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its EIA and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2013 and 2012. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2013

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,326	$—	$—	$3,372	$3,372
Policy loans	773	—	—	765	765
Other investments	385	—	346	42	388

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,106	$—	$—	$14,724	$14,724
Short-term borrowings	500	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	137	—	—	134	134
Separate account liabilities	400	—	400	—	400

RiverSource Life Insurance Company

	December 31, 2012

	Carrying	Fair Value
(in millions)	Value	Level 1	Level 2	Level 3	Total

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568
Policy loans	752	—	—	725	725
Other investments	309	—	292	24	316
Restricted cash	86	86	—	—	86

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,701	$—	$—	$15,982	$15,982
Short-term borrowings	501	—	500	—	500
Line of credit with Ameriprise Financial	150	—	—	150	150
Other liabilities	144	—	—	142	142
Separate account liabilities	360	—	360	—	360

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Policyholder Account Balances, Future Policy Benefits and Claims
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

RiverSource Life Insurance Company

Line of Credit with Ameriprise Financial

The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

14.	RELATED PARTY TRANSACTIONS
CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2013, 2012 and 2011, the Company received $268 million, $244 million and $222 million, respectively, from CMIA for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $465 million, $477 million and $530 million for 2013, 2012 and 2011, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Cash dividends paid to Ameriprise Financial	$800	$865	$750
Non-cash dividend paid to Ameriprise Financial	—	—	850
Cash dividends received from RiverSource Life of NY	25	50	79
Cash dividends received from RTA	—	—	53

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2013, 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $30 million, $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s transition of Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $200 million and $17 million at December 31, 2013 and 2012, respectively.

15.	REGULATORY REQUIREMENTS
The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require

RiverSource Life Insurance Company

advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(7) million and $421 million as of December 31, 2013 and 2012, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Government debt securities of $6 million and $7 million at December 31, 2013 and 2012, respectively, were on deposit with various states as required by law.

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2013	2012	2011

Statutory net gain (loss) from operations(1)	$1,633	$2,189	$(475)
Statutory net income (loss)(1)	1,337	1,976	(599)
Statutory capital and surplus	2,686	3,113	2,681

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	OFFSETTING ASSETS AND LIABILITIES
Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,180	$—	$3,180	$(3,134)	$(17)	$(16)	$13
OTC cleared	21	—	21	(20)	(1)	—	—
Exchange-traded	60	—	60	—	—	—	60

Total derivatives	$3,261	$—	$3,261	$(3,154)	$(18)	$(16)	$73

	December 31, 2012
	Gross	Gross Amounts	Amounts of Assets	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Assets	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$3,322	$—	$3,322	$(2,676)	$(262)	$(355)	$29
Exchange-traded	96	—	96	—	—	—	96

Total derivatives	$3,418	$—	$3,418	$(2,676)	$(262)	$(355)	$125

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2013
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

Derivatives:
OTC	$4,610	$—	$4,610	$(3,134)	$—	$(1,465)	$11
OTC cleared	22	—	22	(20)	(2)	—	—

Total derivatives	4,632	—	4,632	(3,154)	(2)	(1,465)	11
Repurchase agreements	50	—	50	—	—	(50)	—

Total	$4,682	$—	$4,682	$(3,154)	$(2)	$(1,515)	$11

	December 31, 2012
	Gross	Gross Amounts	Amounts of Liabilities	Gross Amounts Not Offset
	Amounts of	Offset in the	Presented in the	in the Consolidated Balance Sheets
	Recognized	Consolidated	Consolidated	Financial	Cash	Securities	Net
(in millions)	Liabilities	Balance Sheets	Balance Sheets	Instruments(1)	Collateral	Collateral	Amount

OTC derivatives	$3,279	$—	$3,279	$(2,676)	$(67)	$(532)	$4
Repurchase agreements	501	—	501	—	—	(501)	—

Total	$3,780	$—	$3,780	$(2,676)	$(67)	$(1,033)	$4

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Consolidated Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual amounts of collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Assets			Liabilities
		December 31,			December 31,

Derivatives not designated	Balance Sheet			Balance Sheet
as hedging instruments	Location	2013	2012	Location	2013		2012

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$1,484	$2,191	Other liabilities	$1,672		$1,486
Equity contracts	Other assets	1,741	1,215	Other liabilities	2,918		1,792
Credit contracts	Other assets	3	—	Other liabilities	—		—
Foreign currency contracts	Other assets	2	6	Other liabilities	—		—
				Policyholder account balances, future policy benefits and
Embedded derivatives(1)	N/A	—	—	claims	(575	)(2)	833

Total GMWB and GMAB		3,230	3,412		4,015		4,111

Other derivatives:
Interest rate
Macro hedge program	Other assets	4	—	Other liabilities	21		—
Equity
Macro hedge program	Other assets	—	—	Other liabilities	8		—
				Policyholder account balances, future policy benefits and
EIA embedded derivatives	N/A	—	—	claims	5		2
IUL	Other assets	27	6	Other liabilities	13		1
				Policyholder account balances, future policy benefits and
IUL embedded derivatives	N/A	—	—	claims	125		45

Total other		31	6		172		48

Total derivatives		$3,261	$3,418		$4,187		$4,159

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

(2)	The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 and the amount is reported as a contra liability.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income:

		Amount of Gain (Loss) on
		Derivatives Recognized in Income
Derivatives not designated	Location of Gain (Loss) on	Years Ended December 31,
as hedging instruments	Derivatives Recognized in Income	2013	2012	2011

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$(742)	$17	$709
Equity contracts	Benefits, claims, losses and settlement expenses	(1,084)	(1,218)	326
Credit contracts	Benefits, claims, losses and settlement expenses	6	(2)	(12)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	26	(1)	(2)
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	1,408	752	(1,165)

Total GMWB and GMAB		(386)	(452)	(144)

Other derivatives:
Interest rate
Macro hedge program	Benefits, claims, losses and settlement expenses	(15)	—	—
Tax hedge	Net investment income	—	1	—
Equity
Macro hedge program	Benefits, claims, losses and settlement expenses	(8)	—	—
EIA	Interest credited to fixed accounts	3	1	(1)
EIA embedded derivatives	Interest credited to fixed accounts	(3)	1	1
IUL	Interest credited to fixed accounts	11	1	1
IUL embedded derivatives	Interest credited to fixed accounts	16	(4)	(3)

Total other		4	—	(2)

Total derivatives		$(382)	$(452)	$(146)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2013 and 2012, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.4 billion and $142.1 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2014	$359	$84
2015	329	65
2016	285	49
2017	221	44
2018	176	54
2019-2027	472	73

Total	$1,842	$369

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

During 2013, the Company transferred net derivative liabilities with a fair value of $94 million, consisting of long-dated options, along with cash payment of the same amount to Ameriprise Financial. The transaction improves the risk management profile of statutory tail scenario risk for the Company’s variable annuities.

RiverSource Life Insurance Company

Beginning in the fourth quarter of 2013, the Company established a macro hedge program which uses a combination of options and/or swaps to provide protection against the statutory tail scenario risk arising from variable annuity reserves on the Company’s statutory surplus. The program also covers some of the residual risks not covered by other hedging activities. The gross notional amount of these derivative contracts was $710 million at December 31, 2013.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of these derivative contracts was $512 million and $210 million at December 31, 2013 and 2012, respectively.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in AOCI related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the year ended December 31, 2013, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2013, the Company expects to reclassify $6 million of deferred loss on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2013 and 2012, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2013, 2012 and 2011, the amounts recognized in earnings on derivative transactions that were ineffective was $1 million, $1 million and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income (loss):

(in millions)	2013	2012	2011

Net unrealized derivative losses at January 1	$(21)	$(26)	$(30)
Reclassification of realized losses(1)	6	7	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(17)	$(21)	$(26)

(1)	Loss reclassified from AOCI to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is five years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2013 and 2012, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $950 million and $364 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2013 and 2012 was $940 million and $360 million, respectively. If the credit contingent provisions of

RiverSource Life Insurance Company

derivative contracts in a net liability position at December 31, 2013 and 2012 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $10 million and $4 million, respectively.

18.	SHAREHOLDER’S EQUITY
The following table provides information related to amounts reclassified from AOCI for the year ended:

AOCI Reclassification	Location of Loss (Gain) Recognized in Income	December 31, 2013

		(in millions)

Net unrealized gains on Available-for-Sale securities	Net investment income	$(5)
Tax expense	Income tax provision	2

Net of tax		$(3)

Losses on cash flow hedges:
Swaptions	Net investment income	$6
Tax benefit	Income tax provision	(2)

Net of tax		$4

The Company made adjustments to AOCI for the impact to DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities losses of $319 million, net of tax, for the year ended December 31, 2013. See Note 5 for additional information related to the impact of DAC, DSIC, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI. See Note 17 for additional information regarding the Company’s cash flow hedges.

19.	INCOME TAXES
The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2013	2012	2011

Current income tax
Federal	$295	$197	$137
State	2	7	3

Total current income tax	297	204	140

Deferred income tax
Federal	(65)	(38)	51
State	(11)	(2)	(1)

Total deferred income tax	(76)	(40)	50

Total income tax provision	$221	$164	$190

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2013	2012	2011

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.6)	(9.7)	(12.6)
Low income housing credit	(5.0)	(4.7)	(1.6)
Foreign tax credit, net of addback	(0.9)	(0.5)	(1.6)
State taxes, net of federal benefit	(0.5)	0.4	0.1
Taxes applicable to prior years	—	(2.5)	—
Other, net	1.8	2.1	(0.5)

Income tax provision	20.8%	20.1%	18.8%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to the impact of a prior period correction described in Note 1 partially offset by increased low income housing tax credits.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets

RiverSource Life Insurance Company

and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2013	2012

Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$887	$1,295
Investment related	678	161
State net operating losses	6	5
Other	5	5

Gross deferred income tax assets	1,576	1,466
Less: valuation allowance	(6)	(5)

Total deferred income tax assets	1,570	1,461

Deferred income tax liabilities
Deferred acquisition costs	730	677
Net unrealized gains on Available-for-Sale securities	358	676
Deferred sales inducement costs	145	142
Other	17	29

Gross deferred income tax liabilities	1,250	1,524

Net deferred income tax assets (liabilities)	$320	$(63)

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $6 million, net of federal benefit, which will expire beginning December 31, 2014.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2013	2012	2011

Balance at January 1	$65	$134	$83
Additions (reductions) based on tax positions related to the current year	18	1	(1)
Additions for tax positions of prior years	61	19	79
Reductions for tax positions of prior years	—	(77)	(7)
Settlements	—	(12)	(20)

Balance at December 31	$144	$65	$134

If recognized, approximately $23 million, $8 million and $12 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2013, 2012 and 2011, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. It is estimated that the total amount of gross unrecognized tax benefits may decrease by $130 million to $140 million in the next 12 months due to resolution of Internal Revenue Service (“IRS”) examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $6 million, a net reduction of $3 million, and a net increase of $57 million in interest and penalties for the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2013 and 2012, the Company had a payable of $36 million and $30 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial, in the U.S. federal jurisdiction and various state jurisdictions. The IRS has completed its field examination of the 1997 through 2007 tax returns. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is in the process of completing the audits of the Company’s income tax returns for 2008 through 2011. These audits are expected to be completed in 2014. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2010 and remain open for all years after 2010. The Company filed its 2012 tax return in the third quarter of 2013, but the IRS has not yet begun its examination of 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2013	2012	2011

Net unrealized securities gains (losses)	$(309)	$161	$89
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision (benefit)	$(311)	$159	$87

RiverSource Life Insurance Company

20.	COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments
The following table presents the Company’s funding commitments as of December 31:

(in millions)	2013	2012

Commercial mortgage loans	$71	$72
Residential mortgage loans	542	627
Affordable housing partnerships	137	144

Total funding commitments	$750	$843

Guarantees
The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2013, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry. Closing under the liquidation plan took place in August 2013.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2013 and 2012, the estimated liability was $14 million and $26 million, respectively, and the related premium tax asset was $11 million and $19 million, respectively. The Company has recently paid assessments related to ELNY from some of the state guaranty fund associations, however, the expected period over which all of the assessments will be made and the related tax credits recovered is not known.

Contingencies
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6318 P (5/14)

PART C.

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements included in Part B of this Registration Statement:
The audited financial statements of the RiverSource Variable Annuity Account including:

Report of Independent Registered Public Accounting Firm dated April 21, 2014
Statements of Assets and Liabilities for the year ended Dec. 31, 2013
Statements of Operations for the year ended Dec. 31, 2013
Statements of Changes in Net Assets for the two years ended Dec. 31, 2013
Notes to Financial Statements
The audited financial statements of the RiverSource Life Insurance Company including:

Report of Independent Registered Public Accounting Firm dated Feb. 25, 2014
Consolidated Balance Sheets as of Dec. 31, 2013 and 2012
Consolidated Statements of Income for the years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2013, 2012 and 2011
Consolidated Statements of Cash Flows for the years ended Dec. 31, 2013, 2012 and 2011
Notes to Consolidated Financial Statements
(b)	Exhibits:
1.1	Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2’s Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant’s Post — Effective Amendment No. 2 to Registation Statement No. 333 — 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant’s Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant’s Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20	Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio — Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant’s Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

1.22	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 408 additional subaccounts dated April 6, 2011 filed electronically as Exhibit 1.22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-139760 filed electronically as Exhibit 1. 22 to Registrant’s Post-Effective Amendment No. 12 to Registration Statement No. 333-139760, filed on or about April 22, 2011, is incorporated herein by reference.

2.	Not applicable.

3.1	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit 3.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2	Not applicable.

4.1	Form of Deferred Annuity Contract (form 43431) filed electronically as Exhibit 4.1 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2	Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit 4.2 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3	Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit 4.3 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4	Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5	Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6	Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7	Form of 8% Performance Credit Rider (form 240187), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8	Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9	Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10	Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11	Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12	Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13	Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14	Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15	Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16	Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17	Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit 4.17 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18	Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant’s Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19	Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20	Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21	Form of Annuity Endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22	Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23	Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit 4.26 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24	Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit 4.27 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25	Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26	Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27	Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28	Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29	Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30	Form of TSA Plan Endorsement — RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31	Form of TSA Plan Endorsement — AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32	Form of 401 Plan Endorsement — RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33	Form of 401 Plan Endorsement — AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34	Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35	Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit 4.35 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36	Form of Pre-election endorsement (form 273566) filed electronically as Exhibit 4.24 to American Enterprise Variable Annuity Account’s Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37	Form of Fixed and Variable Annuity Contract — RVSL (form 273954) filed as Exhibit 4.37 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38	Form of Fixed and Variable Annuity Contract — AEL (form 273954) filed as Exhibit 4.38 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39	Form of Contract Data Pages — AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40	Form of MAV GMIB Rider — RVSL (form 273961) filed as Exhibit 4.40 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41	Form of MAV GMIB Rider — AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42	Form of 5% GMIB Rider — RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43	Form of 5% GMIB Rider — AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44	Form of Greater of MAV or 5% GMIB Rider — RVSL (form 273963) filed as Exhibit 4.44 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45	Form of Greater of MAV or 5% GMIB Rider — AEL (form 273963) filed as Exhibit 4.45 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46	Form of Unisex Endorsement — RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47	Form of Unisex Endorsement — AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48	Form of 5% Death Benefit Rider — RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49	Form of 5% Death Benefit Rider — AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50	Form of Greater of MAV or 5% Death Benefit Rider — RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51	Form of Greater of MAV or 5% Death Benefit Rider — AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.52	Form of Contract Data Pages — RVSL (form 273954 DPSIG) filed as Exhibit 4.52 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant’s Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.55	Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.56	Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.57	Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.58	Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Signature Select Variable Annuity filed electronically as Exhibit 4.58 to Registrant’s Post-Effective Amendment No.7 under Registration Statement No.333-139760 on or about Nov.25, 2009 is incorporated herein by reference.

4.59	Form of Guarantee Period Accounts Endorsement (form 411272) filed as Exhibit 4.57 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.60	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.61	Form of 5% Accumulation Death Benefit Rider (form 411279) filed as Exhibit 4.59 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.62	Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.63	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.64	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as Exhibit 4.62 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.65	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.66	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.67	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages® Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.68	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages® Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant’s Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov. 25, 2009 is incorporated herein by reference.

4.69	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.48 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

4.70	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider filed as Exhibit 4.49 to RiverSource Variable Account 10 Post-Effective Amendment No. 61 under Registration Statement 333-79311 on or about July 12, 2010 is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 43432) filed electronically as Exhibit 5 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2	Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3	Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4	Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5	Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6	Form of Application — RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7	Form of Application — AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant’s Post- Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8	Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9	Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant’s Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr. 24, 2007 is incorporated by reference.

8.10	Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13	Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account’s Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1	Consent of Independent Registered Public Accounting Firms for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.2	Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.	None.

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment Nov. 24 to Registration Statement No. 333-139759 filed on or about Aug. 16, 2013, is incorporated herein by reference.
Item 25.
Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President – Investments and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President – Service Delivery

Jon Stenberg		Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer

Item 27.	Number of Contract owners
As of March 31, 2014 there were 20,925 nonqualified and 32,124 qualified contract owners.

Item 28.	Indemnification
The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	(a) Principal Underwriters.
RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Vice President

James L. Hamalainen	Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474
Item 29(c)
RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

	NET UNDERWRITING
NAME OF PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$408,527,238	None	None	None

Item 30.	Location of Accounts and Records
RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55402

Item 31.	Management Services
Not applicable.

Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 23rd day of April, 2014.

RIVERSOURCE VARIABLE ANNUITY ACCOUNT
(Registrant)

By RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President
As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2014.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President — Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President — Corporate Tax

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ James L. Hamalainen* James L. Hamalainen	Director, Senior Vice President — Investments

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Bridget M. Sperl* Bridget M. Sperl	Director and Executive Vice President Client Services

Signature	Title

/s/ Jon Stenberg* Jon Stenberg	Director and Executive Vice President — Life and Disability Insurance

/s/ William F. Truscott* William F. Truscott	Director

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Aug. 2, 2013 filed electronically as Exhibit 13 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 24 to Registration Statement No. 333-139759 filed on or about Aug. 16, 2013, is incorporated herein by reference, by:

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRATION STATEMENT No. 333-139760
This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:
The Cover Page.
Part A.
The prospectuses for:
RiverSource(R) Signature Select Variable Annuity
RiverSource(R) Signature Variable Annuity
Part B.
Combined Statement of Additional Information and Financial Statements for:
RiverSource Variable Annuity Account
Part C.
Other Information.
The signatures.
Exhibits.

EXHIBIT INDEX

9.	Opinion of Counsel and Consent

10.1	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2	Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.